UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.5%
6,796	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.930%, 06/25/35	6,968
	Academic Loan Funding Trust,
8,241	Series 2012-1A, Class A1, VAR, 1.021%, 12/27/22 (e)	8,203
4,586	Series 2013-1A, Class A, VAR, 0.997%, 12/26/44 (e)	4,547
	Ally Auto Receivables Trust,
3,650	Series 2013-2, Class A3, 0.790%, 01/15/18	3,648
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,199
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,230
14,796	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	14,788
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,011
	American Credit Acceptance Receivables Trust,
224	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	223
701	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	701
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,100
4,500	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	4,474
1,745	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	1,742
9,244	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	9,217
15,422	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	15,387
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	8,833
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.000%, 06/17/31 (e)	3,876
12,279	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,536
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,402
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	3,995
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,439
9,840	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	9,960
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,739
7,550	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	7,786
18,059	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	17,874
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,234
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,424
	AmeriCredit Automobile Receivables Trust,
4	Series 2013-1, Class A3, 0.610%, 10/10/17	4
2,384	Series 2013-5, Class A3, 0.900%, 09/10/18	2,382
13,783	Series 2015-2, Class A2A, 0.830%, 09/10/18	13,756
59	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.026%, 01/25/34	59
26,640	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	26,174
	AXIS Equipment Finance Receivables II LLC,
1,005	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,004
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,676
	AXIS Equipment Finance Receivables III LLC,
13,042	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	13,015
1,000	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	999
1,000	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,000
	B2R Mortgage Trust,
10,133	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	9,977
19,921	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	19,936
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,276
17,316	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	17,142
	BCC Funding Corp. X,
21,662	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	21,714

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,720
548	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	524
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,854
	BMW Vehicle Owner Trust,
951	Series 2013-A, Class A3, 0.670%, 11/27/17	951
4,794	Series 2014-A, Class A2, 0.530%, 04/25/17	4,791
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,072
4,479	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	4,454
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,842
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,739
754	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	754
22,835	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	22,820
	CarFinance Capital Auto Trust,
1,051	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,056
128	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	128
3,737	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	3,734
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,251
14,131	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	13,998
9,386	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	9,289
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	22,447
	CarMax Auto Owner Trust,
457	Series 2013-1, Class A3, 0.600%, 10/16/17	457
9,689	Series 2013-2, Class A4, 0.840%, 11/15/18	9,626
3,219	Series 2013-4, Class A3, 0.800%, 07/16/18	3,214
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,602
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,241
13,849	Series 2015-2, Class A2A, 0.820%, 06/15/18	13,827
	Carnow Auto Receivables Trust,
558	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	558
7,500	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	7,486
11,049	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	11,044
	Chase Funding Trust,
2,031	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,093
3,084	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,210
5,255	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	5,348
	Citi Held For Asset Issuance,
9,448	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	9,450
12,837	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	12,861
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,221
364	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	359
571	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.601%, 12/25/33	549
23,622	Colony American Homes, Series 2014-2A, Class A, VAR, 1.163%, 07/17/31 (e)	23,034
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	2,675
6,310	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	6,328
23,865	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.914%, 06/25/40 (e)	2,909
	CPS Auto Receivables Trust,
430	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	431
1,693	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,703

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
949	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	954
4,720	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,732
3,652	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	3,621
2,465	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,462
5,075	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	5,063
4,784	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	4,773
6,970	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	6,925
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,208
8,534	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	8,480
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,287
16,863	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	16,757
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	3,995
13,810	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	13,731
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,861
40,153	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	39,882
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,289
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,839
	CPS Auto Trust,
3,637	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,621
2,040	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,035
	Credit Acceptance Auto Loan Trust,
585	Series 2013-1A, Class A, 1.210%, 10/15/20 (e)	585
21,150	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	21,091
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,670
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,590
26	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.531%, 11/25/35 (e)	26
	CWABS, Inc. Asset-Backed Certificates,
317	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	321
10	Series 2004-1, Class 3A, VAR, 0.781%, 04/25/34	9
735	Series 2004-1, Class M1, VAR, 0.971%, 03/25/34	702
99	Series 2004-1, Class M2, VAR, 1.046%, 03/25/34	91
545	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.121%, 10/25/34	523
	Drive Auto Receivables Trust,
8,034	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	8,031
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	11,991
16,326	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	16,311
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,032
6,299	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	6,295
1,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,582
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,642
	DT Auto Owner Trust,
6,367	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	6,356
7,651	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	7,637
13,643	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	13,613
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,104
	Exeter Automobile Receivables Trust,
2,333	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	2,332
6,353	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	6,338
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,561
13,213	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	13,170
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,419
13,523	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	13,514

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	8,995
19,147	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	19,070
22,891	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	22,829
	Fifth Third Auto Trust,
3,153	Series 2014-3, Class A2A, 0.570%, 05/15/17	3,151
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,318
	First Investors Auto Owner Trust,
242	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	242
461	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	461
6,787	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	6,785
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,874
10,441	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	10,407
9,698	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	9,699
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,946
	FirstKey Lending Trust,
27,656	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	27,233
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	10,955
	Flagship Credit Auto Trust,
1,254	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,253
2,694	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,693
5,106	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	5,091
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,211
12,951	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	12,860
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,350
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,920
19,006	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	18,836
24,906	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	24,904
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,297
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	5,161
	Ford Credit Auto Lease Trust,
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,230
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,965
	Ford Credit Auto Owner Trust,
7,116	Series 2014-B, Class A3, 0.900%, 10/15/18	7,110
3,588	Series 2014-C, Class A2, 0.610%, 08/15/17	3,588
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,109
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,821
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.577%, 01/15/18	9,992
	Freedom Trust,
1,915	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	1,928
2,566	Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	2,591
	FRT Trust,
4,126	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e)	4,043
3	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e)	3
23,032	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	22,993
463	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	427
1,181	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	1,181
	GLC II Trust,
21,948	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	21,893
1,355	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,352
	GLC Trust,
16,227	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	16,024
1,353	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,325

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GLS Auto Receivables Trust,
34,447	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	34,300
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,383
	GM Financial Automobile Leasing Trust,
658	Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	658
20,430	Series 2015-1, Class A2, 1.100%, 12/20/17	20,414
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,034
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,178
4,745	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,785
	GO Financial Auto Securitization Trust,
19,092	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	19,071
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,447
27,600	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	27,597
10,201	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	10,151
8,855	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	8,839
690	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.421%, 03/25/36	618
	Honda Auto Receivables Owner Trust,
3,503	Series 2013-4, Class A3, 0.690%, 09/18/17	3,501
700	Series 2013-4, Class A4, 1.040%, 02/18/20	699
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,433
7,346	Series 2015-1, Class A2, 0.700%, 06/15/17	7,345
	HSBC Home Equity Loan Trust USA,
253	Series 2007-1, Class AS, VAR, 0.407%, 03/20/36	252
3,640	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	3,628
	Hyundai Auto Receivables Trust,
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,108
9,423	Series 2015-A, Class A2, 0.680%, 10/16/17	9,421
7,954	Series 2015-B, Class A2A, 0.690%, 04/16/18	7,944
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,261
22,400	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.197%, 06/17/31 (e)	21,961
	John Deere Owner Trust,
4,704	Series 2012-B, Class A4, 0.690%, 01/15/19	4,702
86	Series 2014-A, Class A2, 0.450%, 09/15/16	86
	KGS-Alpha SBA COOF Trust,
100,235	Series 2012-2, Class A, IO, VAR, 0.817%, 08/25/38 (e)	2,882
31,246	Series 2012-3, Class A, IO, VAR, 1.353%, 09/25/26 (e)	586
130,690	Series 2012-4, Class A, IO, VAR, 1.079%, 09/25/37 (e)	5,268
64,726	Series 2013-2, Class A, IO, VAR, 0.000%, 03/25/39 (e)	3,459
58,640	Series 2014-1, Class A, IO, VAR, 1.362%, 10/25/32 (e)	2,611
19,034	Series 2014-2, Class A, IO, VAR, 3.090%, 04/25/40 (e)	2,605
	Long Beach Mortgage Loan Trust,
4,233	Series 2004-1, Class M1, VAR, 0.971%, 02/25/34	4,027
745	Series 2004-3, Class M1, VAR, 1.076%, 07/25/34	717
648	Series 2006-WL2, Class 2A3, VAR, 0.421%, 01/25/36	625
	LV Tower 52 Issuer LLC,
28,071	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	27,691
14,127	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	13,763
81	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.471%, 03/25/32	81
	MarketPlace Loan Trust,
11,922	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	11,882
3,708	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	3,684
16,277	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	16,248
4,804	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	4,785
27,063	Series 2015-OD3, Class A, 3.875%, 09/17/17 (e)	26,978

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,507	Series 2015-OD3, Class B, 5.875%, 09/17/17 (e)	5,469
23,318	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	23,286
8,721	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	9,121
	Mid-State Capital Trust,
4,311	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,424
7,759	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	8,100
	Nationstar Agency Advance Funding Trust,
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,269
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	649
12,408	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	12,392
560	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	559
2,902	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.182%, 11/25/33	2,985
	Nissan Auto Lease Trust,
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,164
27,000	Series 2015-A, Class A2A, 0.990%, 11/15/17	26,987
	Nissan Auto Receivables Owner Trust,
1,260	Series 2012-A, Class A4, 1.000%, 07/16/18	1,261
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,904
2,326	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,322
	NRPL Trust,
17,269	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	17,229
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,417
37,397	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	37,174
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
22,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	21,985
6,772	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	6,766
13,776	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	13,737
14,811	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,820
5,700	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	5,700
	NYMT Residential LLC,
3,856	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	3,856
4,551	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	4,551
	Oak Hill Advisors Residential Loan Trust,
16,595	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	16,550
12,071	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	11,779
	OAK Hill Advisors Residential Loan Trust,
19,582	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	19,510
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,470
19,091	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	18,954
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	4,985
	Ocwen Master Advance Receivables Trust,
12,701	Series 2015-1, Class DT1, 4.100%, 09/17/46 (e)	12,682
6,007	Series 2015-T2, Class DT2, 4.258%, 11/15/46 (e)	6,006
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,534
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,921
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,894
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	14,997
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,819
	OneMain Financial Issuance Trust,
28,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	28,403
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,566
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	42,124

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,409
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	28,796
3,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	3,808
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	55,819
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,426
150	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.061%, 02/25/33	140
2,748	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.159%, 10/25/34	2,742
3,014	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	3,009
	Pretium Mortgage Credit Partners I LLC,
14,405	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	14,389
12,483	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	12,285
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,660
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,148
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,848
5,437	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	5,442
	Progreso Receivables Funding LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	13,006
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,046
	Progress Residential Trust,
23,637	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	23,226
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,095
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	15,468
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,456
30,661	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	30,456
1,791	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,785
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,980
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	28,000
9,000	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	9,000
	RAMP Trust,
1,910	Series 2004-RS11, Class M1, VAR, 1.151%, 11/25/34	1,884
9,330	Series 2006-RZ1, Class A3, VAR, 0.521%, 03/25/36	9,124
	RASC Trust,
44	Series 2002-KS4, Class AIIB, VAR, 0.721%, 07/25/32	39
51	Series 2003-KS5, Class AIIB, VAR, 0.801%, 07/25/33	46
64	Series 2003-KS9, Class A2B, VAR, 0.861%, 11/25/33	54
4,407	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	4,410
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	48
16,496	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	16,301
	Santander Drive Auto Receivables Trust,
13,693	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	13,624
3,478	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	3,461
13,941	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	13,872
1,434	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,448
723	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.373%, 01/25/36	529
10,879	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	10,775
6,996	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	6,993
1,058	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,058
	SpringCastle America Funding LLC,
42,255	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	42,352

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,606
	Springleaf Funding Trust,
14,648	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	14,631
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,486
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,481
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	56,870
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,626
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,301
7,250	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	7,207
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
597	Series 2002-AL1, Class A2, 3.450%, 02/25/32	594
1,391	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,375
2,153	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,216
1,722	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	1,789
21,347	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	21,214
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,771
	Toyota Auto Receivables Owner Trust,
4,490	Series 2014-C, Class A2, 0.510%, 02/15/17	4,488
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,755
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.147%, 10/15/21 (e)	23,536
6,062	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.447%, 05/17/32 (e)	5,946
	Truman Capital Mortgage Loan Trust,
7,913	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	7,896
1,141	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	1,140
6,881	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	6,760
4,031	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	4,011
15,180	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	15,148
18,546	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	18,473
23,169	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	23,067
5,663	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	5,634
11,386	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	11,373
7,835	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	7,820
	VOLT XIX LLC,
16,963	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	16,985
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,602
	VOLT XXII LLC,
17,138	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	16,983
6,168	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,064
26,567	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	26,368
54,167	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	53,417
	VOLT XXVI LLC,
17,085	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	17,051
9,330	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,206
27,972	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	27,896
20,003	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	19,921
19,520	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	19,428
17,792	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	17,619
19,779	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	19,739
	Westgate Resorts LLC,
2,038	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,039

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,829		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	4,820
4,331		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	4,297
		World Omni Auto Receivables Trust,
1,966		Series 2013-B, Class A3, 0.830%, 08/15/18	1,965
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,398
6,107		Series 2015-A, Class A2A, 0.790%, 07/16/18	6,104
4,378		Series 2015-A, Class A3, 1.340%, 05/15/20	4,369

		Total Asset-Backed Securities (Cost $3,213,684)	3,194,342

Collateralized Mortgage Obligations — 17.4%
		Agency CMO — 14.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
199		Series 8, Class ZA, 7.000%, 03/25/23	218
124		Series 24, Class ZE, 6.250%, 11/25/23	135
897		Series 29, Class L, 7.500%, 04/25/24	1,007
		Federal Home Loan Mortgage Corp. Reference REMIC,
6,323		Series R006, Class ZA, 6.000%, 04/15/36	7,193
8,774		Series R007, Class ZA, 6.000%, 05/15/36	9,889
		Federal Home Loan Mortgage Corp. REMIC,
5		Series 22, Class C, 9.500%, 04/15/20	6
10		Series 23, Class F, 9.600%, 04/15/20	11
2		Series 46, Class B, 7.800%, 09/15/20	2
2		Series 47, Class F, 10.000%, 06/15/20	2
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	7
22		Series 114, Class H, 6.950%, 01/15/21	24
–	(h)	Series 204, Class E, HB, IF, 1,849.267%, 05/15/23	3
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
5		Series 1065, Class J, 9.000%, 04/15/21	5
2		Series 1079, Class S, HB, IF, 33.330%, 05/15/21	3
5		Series 1084, Class F, VAR, 1.147%, 05/15/21	5
3		Series 1084, Class S, HB, IF, 44.339%, 05/15/21	5
6		Series 1116, Class I, 5.500%, 08/15/21	7
29		Series 1144, Class KB, 8.500%, 09/15/21	32
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,175.570%, 01/15/22	5
14		Series 1206, Class IA, 7.000%, 03/15/22	15
19		Series 1250, Class J, 7.000%, 05/15/22	21
55		Series 1343, Class LA, 8.000%, 08/15/22	62
22		Series 1343, Class LB, 7.500%, 08/15/22	25
38		Series 1370, Class JA, VAR, 1.347%, 09/15/22	38
36		Series 1455, Class WB, IF, 4.577%, 12/15/22	39
349		Series 1466, Class PZ, 7.500%, 02/15/23	388
5		Series 1470, Class F, VAR, 1.651%, 02/15/23	5
62		Series 1491, Class I, 7.500%, 04/15/23	69
201		Series 1498, Class I, VAR, 1.347%, 04/15/23	206
298		Series 1502, Class PX, 7.000%, 04/15/23	326
33		Series 1505, Class Q, 7.000%, 05/15/23	38
142		Series 1518, Class G, IF, 8.788%, 05/15/23	170
25		Series 1541, Class M, HB, IF, 24.916%, 07/15/23	40
119		Series 1541, Class O, VAR, 1.410%, 07/15/23	121
8		Series 1570, Class F, VAR, 2.151%, 08/15/23	8
264		Series 1573, Class PZ, 7.000%, 09/15/23	293
143		Series 1591, Class PV, 6.250%, 10/15/23	158
46		Series 1602, Class SA, HB, IF, 22.110%, 10/15/23	74
849		Series 1608, Class L, 6.500%, 09/15/23	968
325		Series 1642, Class PJ, 6.000%, 11/15/23	356
131		Series 1658, Class GZ, 7.000%, 01/15/24	147
14		Series 1671, Class L, 7.000%, 02/15/24	16
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	28
14		Series 1686, Class SH, IF, 18.794%, 02/15/24	21
111		Series 1695, Class EB, 7.000%, 03/15/24	124
22		Series 1699, Class FC, VAR, 0.797%, 03/15/24	23
148		Series 1700, Class GA, PO, 02/15/24	142
601		Series 1706, Class K, 7.000%, 03/15/24	673

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11	Series 1709, Class FA, VAR, 1.210%, 03/15/24	11
430	Series 1720, Class PL, 7.500%, 04/15/24	485
388	Series 1737, Class L, 6.000%, 06/15/24	437
68	Series 1745, Class D, 7.500%, 08/15/24	77
322	Series 1798, Class F, 5.000%, 05/15/23	346
7	Series 1807, Class G, 9.000%, 10/15/20	7
63	Series 1829, Class ZB, 6.500%, 03/15/26	68
400	Series 1863, Class Z, 6.500%, 07/15/26	456
52	Series 1865, Class D, PO, 02/15/24	46
54	Series 1890, Class H, 7.500%, 09/15/26	62
146	Series 1899, Class ZE, 8.000%, 09/15/26	168
355	Series 1927, Class PH, 7.500%, 01/15/27	403
287	Series 1927, Class ZA, 6.500%, 01/15/27	327
9	Series 1935, Class FL, VAR, 0.897%, 02/15/27	9
118	Series 1963, Class Z, 7.500%, 01/15/27	134
17	Series 1970, Class PG, 7.250%, 07/15/27	19
305	Series 1981, Class Z, 6.000%, 05/15/27	338
200	Series 1983, Class Z, 6.500%, 12/15/23	220
131	Series 1987, Class PE, 7.500%, 09/15/27	144
192	Series 2019, Class Z, 6.500%, 12/15/27	213
649	Series 2033, Class J, 5.600%, 06/15/23	689
73	Series 2033, Class SN, HB, IF, 28.507%, 03/15/24	42
197	Series 2038, Class PN, IO, 7.000%, 03/15/28	40
631	Series 2040, Class PE, 7.500%, 03/15/28	719
225	Series 2054, Class PV, 7.500%, 05/15/28	257
32	Series 2056, Class TD, 6.500%, 05/15/18	34
320	Series 2063, Class PG, 6.500%, 06/15/28	366
38	Series 2064, Class TE, 7.000%, 06/15/28	43
119	Series 2070, Class C, 6.000%, 07/15/28	131
668	Series 2075, Class PH, 6.500%, 08/15/28	742
715	Series 2075, Class PM, 6.250%, 08/15/28	797
125	Series 2086, Class GB, 6.000%, 09/15/28	141
259	Series 2089, Class PJ, IO, 7.000%, 10/15/28	31
593	Series 2095, Class PE, 6.000%, 11/15/28	673
1,086	Series 2106, Class ZD, 6.000%, 12/15/28	1,208
1,541	Series 2110, Class PG, 6.000%, 01/15/29	1,751
321	Series 2125, Class JZ, 6.000%, 02/15/29	354
1,641	Series 2126, Class CB, 6.250%, 02/15/29	1,851
44	Series 2132, Class SB, HB, IF, 29.714%, 03/15/29	81
19	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
25	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
103	Series 2163, Class PC, IO, 7.500%, 06/15/29	14
1,352	Series 2169, Class TB, 7.000%, 06/15/29	1,542
584	Series 2172, Class QC, 7.000%, 07/15/29	656
332	Series 2176, Class OJ, 7.000%, 08/15/29	385
2	Series 2196, Class TL, 7.500%, 11/15/29	2
299	Series 2201, Class C, 8.000%, 11/15/29	343
671	Series 2208, Class PG, 7.000%, 01/15/30	769
184	Series 2209, Class TC, 8.000%, 01/15/30	222
579	Series 2210, Class Z, 8.000%, 01/15/30	667
115	Series 2224, Class CB, 8.000%, 03/15/30	137
170	Series 2230, Class Z, 8.000%, 04/15/30	196
134	Series 2234, Class PZ, 7.500%, 05/15/30	155
116	Series 2247, Class Z, 7.500%, 08/15/30	134
320	Series 2256, Class MC, 7.250%, 09/15/30	367
450	Series 2259, Class ZM, 7.000%, 10/15/30	514
8	Series 2261, Class ZY, 7.500%, 10/15/30	9
38	Series 2262, Class Z, 7.500%, 10/15/30	44
535	Series 2271, Class PC, 7.250%, 12/15/30	612
454	Series 2283, Class K, 6.500%, 12/15/23	501
237	Series 2296, Class PD, 7.000%, 03/15/31	276
84	Series 2306, Class K, PO, 05/15/24	80
202	Series 2306, Class SE, IF, IO, 8.540%, 05/15/24	24
134	Series 2313, Class LA, 6.500%, 05/15/31	153
299	Series 2325, Class PM, 7.000%, 06/15/31	350
542	Series 2332, Class ZH, 7.000%, 07/15/31	616
101	Series 2333, Class HC, 6.000%, 07/15/31	98
3,043	Series 2344, Class ZD, 6.500%, 08/15/31	3,523
292	Series 2344, Class ZJ, 6.500%, 08/15/31	332
255	Series 2345, Class NE, 6.500%, 08/15/31	293
39	Series 2345, Class PQ, 6.500%, 08/15/16	40
64	Series 2347, Class VP, 6.500%, 03/15/20	68
292	Series 2351, Class PZ, 6.500%, 08/15/31	334
119	Series 2353, Class TD, 6.000%, 09/15/16	121
30	Series 2355, Class BP, 6.000%, 09/15/16	31
11	Series 2359, Class PM, 6.000%, 09/15/16	12
539	Series 2359, Class ZB, 8.500%, 06/15/31	636
59	Series 2360, Class PG, 6.000%, 09/15/16	60
7	Series 2363, Class PF, 6.000%, 09/15/16	7

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
32	Series 2366, Class MD, 6.000%, 10/15/16	33
267	Series 2367, Class ME, 6.500%, 10/15/31	304
270	Series 2388, Class FB, VAR, 0.797%, 01/15/29	274
65	Series 2391, Class QR, 5.500%, 12/15/16	66
30	Series 2394, Class MC, 6.000%, 12/15/16	31
306	Series 2399, Class OH, 6.500%, 01/15/32	342
508	Series 2399, Class TH, 6.500%, 01/15/32	567
600	Series 2410, Class NG, 6.500%, 02/15/32	679
357	Series 2410, Class OE, 6.375%, 02/15/32	382
674	Series 2410, Class QS, IF, 18.988%, 02/15/32	1,074
249	Series 2410, Class QX, IF, IO, 8.453%, 02/15/32	79
671	Series 2412, Class SP, IF, 15.706%, 02/15/32	912
1,592	Series 2418, Class FO, VAR, 1.097%, 02/15/32	1,631
576	Series 2420, Class XK, 6.500%, 02/15/32	645
476	Series 2423, Class MC, 7.000%, 03/15/32	546
597	Series 2423, Class MT, 7.000%, 03/15/32	685
747	Series 2423, Class TB, 6.500%, 03/15/32	849
43	Series 2425, Class OB, 6.000%, 03/15/17	44
811	Series 2430, Class WF, 6.500%, 03/15/32	930
1,089	Series 2434, Class TC, 7.000%, 04/15/32	1,268
1,840	Series 2434, Class ZA, 6.500%, 04/15/32	2,100
1,246	Series 2435, Class CJ, 6.500%, 04/15/32	1,448
399	Series 2436, Class MC, 7.000%, 04/15/32	446
194	Series 2441, Class GF, 6.500%, 04/15/32	223
520	Series 2444, Class ES, IF, IO, 7.753%, 03/15/32	144
456	Series 2450, Class GZ, 7.000%, 05/15/32	519
339	Series 2450, Class SW, IF, IO, 7.803%, 03/15/32	94
656	Series 2455, Class GK, 6.500%, 05/15/32	749
11	Series 2458, Class QE, 5.500%, 06/15/17	11
553	Series 2458, Class ZM, 6.500%, 06/15/32	631
84	Series 2463, Class CE, 6.000%, 06/15/17	86
407	Series 2466, Class DH, 6.500%, 06/15/32	463
795	Series 2466, Class PH, 6.500%, 06/15/32	909
618	Series 2474, Class NR, 6.500%, 07/15/32	705
1,257	Series 2475, Class S, IF, IO, 7.803%, 02/15/32	290
846	Series 2484, Class LZ, 6.500%, 07/15/32	970
25	Series 2488, Class WS, IF, 16.287%, 08/15/17	27
1,052	Series 2500, Class MC, 6.000%, 09/15/32	1,194
74	Series 2508, Class AQ, 5.500%, 10/15/17	76
1,109	Series 2512, Class PG, 5.500%, 10/15/22	1,202
373	Series 2535, Class BK, 5.500%, 12/15/22	404
329	Series 2537, Class TE, 5.500%, 12/15/17	340
166	Series 2543, Class LX, 5.000%, 12/15/17	171
1,531	Series 2543, Class YX, 6.000%, 12/15/32	1,716
799	Series 2544, Class HC, 6.000%, 12/15/32	907
137	Series 2549, Class ZG, 5.000%, 01/15/18	140
978	Series 2552, Class ME, 6.000%, 01/15/33	1,116
812	Series 2567, Class QD, 6.000%, 02/15/33	923
896	Series 2571, Class FY, VAR, 0.947%, 12/15/32	915
112	Series 2571, Class SK, HB, IF, 33.650%, 09/15/23	201
529	Series 2571, Class SY, IF, 18.127%, 12/15/32	755
3,643	Series 2575, Class ME, 6.000%, 02/15/33	3,988
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,435
411	Series 2586, Class WI, IO, 6.500%, 03/15/33	82
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,439
641	Series 2596, Class QG, 6.000%, 03/15/33	700
176	Series 2611, Class UH, 4.500%, 05/15/18	181
251	Series 2626, Class NS, IF, IO, 6.353%, 06/15/23	14
1,378	Series 2631, Class SA, IF, 14.489%, 06/15/33	1,887
1,463	Series 2636, Class Z, 4.500%, 06/15/18	1,512
248	Series 2637, Class SA, IF, IO, 5.903%, 06/15/18	13
116	Series 2638, Class DS, IF, 8.403%, 07/15/23	133
4	Series 2642, Class SL, IF, 6.703%, 07/15/33	4
96	Series 2650, Class PO, PO, 12/15/32	95
697	Series 2650, Class SO, PO, 12/15/32	679
1,431	Series 2651, Class VZ, 4.500%, 07/15/18	1,479
8,464	Series 2653, Class PZ, 5.000%, 07/15/33	9,588
439	Series 2671, Class S, IF, 14.397%, 09/15/33	595
754	Series 2684, Class PO, PO, 01/15/33	747
373	Series 2692, Class SC, IF, 12.893%, 07/15/33	430

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8	Series 2696, Class CO, PO, 10/15/18	8
4,091	Series 2709, Class PG, 5.000%, 11/15/23	4,437
995	Series 2710, Class HB, 5.500%, 11/15/23	1,082
409	Series 2720, Class PC, 5.000%, 12/15/23	440
3,311	Series 2722, Class PF, VAR, 0.797%, 12/15/33	3,346
9,421	Series 2733, Class SB, IF, 7.833%, 10/15/33	10,945
295	Series 2744, Class PE, 5.500%, 02/15/34	312
659	Series 2744, Class TU, 5.500%, 05/15/32	676
495	Series 2748, Class KO, PO, 10/15/23	487
642	Series 2758, Class AO, PO, 03/15/19	629
11	Series 2780, Class JG, 4.500%, 04/15/19	11
222	Series 2780, Class SY, IF, 16.067%, 11/15/33	298
3,265	Series 2802, Class OH, 6.000%, 05/15/34	3,554
111	Series 2835, Class QO, PO, 12/15/32	102
27	Series 2840, Class JO, PO, 06/15/23	27
1,166	Series 2903, Class Z, 5.000%, 12/15/24	1,261
710	Series 2929, Class MS, HB, IF, 27.293%, 02/15/35	1,153
2,891	Series 2934, Class EC, PO, 02/15/20	2,766
861	Series 2934, Class HI, IO, 5.000%, 02/15/20	63
539	Series 2934, Class KI, IO, 5.000%, 02/15/20	35
234	Series 2945, Class SA, IF, 11.939%, 03/15/20	260
318	Series 2967, Class S, HB, IF, 32.741%, 04/15/25	526
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,707
999	Series 2968, Class MD, 5.500%, 12/15/33	1,032
1,112	Series 2981, Class FA, VAR, 0.597%, 05/15/35	1,115
1,165	Series 2988, Class AF, VAR, 0.497%, 06/15/35	1,163
37	Series 2989, Class PO, PO, 06/15/23	37
618	Series 2990, Class GO, PO, 02/15/35	568
1,298	Series 2990, Class SL, HB, IF, 23.771%, 06/15/34	1,745
178	Series 2990, Class WP, IF, 16.520%, 06/15/35	212
86	Series 3014, Class OD, PO, 08/15/35	79
200	Series 3022, Class SX, IF, 16.382%, 08/15/25	264
576	Series 3029, Class SO, PO, 09/15/35	533
377	Series 3051, Class DP, HB, IF, 27.161%, 10/15/25	589
679	Series 3064, Class SG, IF, 19.343%, 11/15/35	916
26	Series 3068, Class AO, PO, 01/15/35	25
1,131	Series 3077, Class TO, PO, 04/15/35	1,089
1,204	Series 3085, Class WF, VAR, 0.997%, 08/15/35	1,229
2,576	Series 3101, Class UZ, 6.000%, 01/15/36	2,941
218	Series 3102, Class HS, HB, IF, 23.844%, 01/15/36	340
2,314	Series 3117, Class AO, PO, 02/15/36	2,148
518	Series 3117, Class EO, PO, 02/15/36	484
759	Series 3117, Class OG, PO, 02/15/36	701
446	Series 3117, Class OK, PO, 02/15/36	415
1,430	Series 3122, Class OH, PO, 03/15/36	1,327
1,328	Series 3122, Class OP, PO, 03/15/36	1,234
17	Series 3122, Class ZB, 6.000%, 03/15/36	19
143	Series 3134, Class PO, PO, 03/15/36	133
1,622	Series 3137, Class XP, 6.000%, 04/15/36	1,856
767	Series 3138, Class PO, PO, 04/15/36	713
2,693	Series 3147, Class PO, PO, 04/15/36	2,495
126	Series 3149, Class SO, PO, 05/15/36	104
614	Series 3151, Class PO, PO, 05/15/36	572
1,018	Series 3153, Class EO, PO, 05/15/36	916
328	Series 3164, Class MG, 6.000%, 06/15/36	369
2,403	Series 3171, Class MO, PO, 06/15/36	2,241
471	Series 3179, Class OA, PO, 07/15/36	427
2,149	Series 3181, Class AZ, 6.500%, 07/15/36	2,459
137	Series 3189, Class PC, 6.000%, 08/15/35	138
240	Series 3194, Class SA, IF, IO, 6.903%, 07/15/36	38
1,655	Series 3195, Class PD, 6.500%, 07/15/36	1,858
3,442	Series 3200, Class AY, 5.500%, 08/15/36	3,841
680	Series 3200, Class PO, PO, 08/15/36	619
10,041	Series 3202, Class HI, IF, IO, 6.453%, 08/15/36	1,681
435	Series 3213, Class OA, PO, 09/15/36	407
297	Series 3218, Class AO, PO, 09/15/36	277
1,235	Series 3218, Class BE, 6.000%, 09/15/35	1,259
1,479	Series 3219, Class DI, IO, 6.000%, 04/15/36	293
781	Series 3225, Class EO, PO, 10/15/36	695
957	Series 3232, Class ST, IF, IO, 6.503%, 10/15/36	160

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
218	Series 3233, Class OP, PO, 05/15/36	201
2,280	Series 3253, Class PO, PO, 12/15/21	2,242
396	Series 3256, Class PO, PO, 12/15/36	371
691	Series 3260, Class CS, IF, IO, 5.943%, 01/15/37	100
375	Series 3261, Class OA, PO, 01/15/37	348
1,304	Series 3274, Class B, 6.000%, 02/15/37	1,430
193	Series 3274, Class JO, PO, 02/15/37	175
973	Series 3275, Class FL, VAR, 0.637%, 02/15/37	978
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,275
390	Series 3286, Class PO, PO, 03/15/37	352
1,010	Series 3290, Class SB, IF, IO, 6.253%, 03/15/37	158
1,202	Series 3302, Class UT, 6.000%, 04/15/37	1,359
839	Series 3305, Class MG, IF, 2.417%, 07/15/34	884
2,948	Series 3315, Class HZ, 6.000%, 05/15/37	3,156
843	Series 3316, Class PO, PO, 05/15/37	785
53	Series 3318, Class AO, PO, 05/15/37	50
254	Series 3326, Class JO, PO, 06/15/37	235
1,745	Series 3329, Class JD, 6.000%, 06/15/36	1,827
432	Series 3331, Class PO, PO, 06/15/37	398
1,029	Series 3344, Class SL, IF, IO, 6.403%, 07/15/37	170
554	Series 3365, Class PO, PO, 09/15/37	516
324	Series 3371, Class FA, VAR, 0.797%, 09/15/37	327
457	Series 3373, Class TO, PO, 04/15/37	424
3,015	Series 3383, Class SA, IF, IO, 6.253%, 11/15/37	445
5,183	Series 3387, Class SA, IF, IO, 6.223%, 11/15/37	798
1,735	Series 3393, Class JO, PO, 09/15/32	1,546
431	Series 3398, Class PO, PO, 01/15/36	428
5,806	Series 3404, Class SC, IF, IO, 5.803%, 01/15/38	838
240	Series 3422, Class SE, IF, 16.957%, 02/15/38	322
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,642
2,047	Series 3424, Class PI, IF, IO, 6.603%, 04/15/38	343
264	Series 3443, Class SY, IF, 9.000%, 03/15/37	322
1,914	Series 3453, Class B, 5.500%, 05/15/38	2,076
2,280	Series 3455, Class SE, IF, IO, 6.003%, 06/15/38	333
475	Series 3461, Class LZ, 6.000%, 06/15/38	538
6,863	Series 3461, Class Z, 6.000%, 06/15/38	7,664
4,426	Series 3481, Class SJ, IF, IO, 5.653%, 08/15/38	587
3,465	Series 3501, Class CB, 5.500%, 01/15/39	3,855
984	Series 3510, Class OD, PO, 02/15/37	923
1,926	Series 3511, Class SA, IF, IO, 5.803%, 02/15/39	351
543	Series 3523, Class SD, IF, 19.121%, 06/15/36	792
2,332	Series 3531, Class SA, IF, IO, 6.103%, 05/15/39	334
1,588	Series 3531, Class SM, IF, IO, 5.903%, 05/15/39	206
1,536	Series 3546, Class A, VAR, 2.023%, 02/15/39	1,549
1,455	Series 3549, Class FA, VAR, 1.397%, 07/15/39	1,485
1,466	Series 3607, Class AO, PO, 04/15/36	1,352
2,687	Series 3607, Class BO, PO, 04/15/36	2,477
3,133	Series 3607, Class OP, PO, 07/15/37	2,782
4,103	Series 3607, Class PO, PO, 05/15/37	3,835
1,986	Series 3607, Class TO, PO, 10/15/39	1,865
2,499	Series 3608, Class SC, IF, IO, 6.053%, 12/15/39	321
2,330	Series 3611, Class PO, PO, 07/15/34	2,146
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,958
2,005	Series 3621, Class BO, PO, 01/15/40	1,875
4,125	Series 3632, Class BS, IF, 16.843%, 02/15/40	5,847
1,228	Series 3645, Class KZ, 5.500%, 08/15/36	1,329
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,803
90	Series 3654, Class VB, 5.500%, 10/15/27	90
2,693	Series 3659, Class VE, 5.000%, 03/15/26	2,932
12,071	Series 3680, Class MA, 4.500%, 07/15/39	13,005
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,012
1,810	Series 3688, Class CU, VAR, 6.682%, 11/15/21	1,902
13,977	Series 3688, Class GT, VAR, 7.236%, 11/15/46	16,278
31,174	Series 3704, Class CT, 7.000%, 12/15/36	36,518
12,998	Series 3704, Class DT, 7.500%, 11/15/36	15,406
11,029	Series 3704, Class ET, 7.500%, 12/15/36	13,359

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,507	Series 3710, Class FL, VAR, 0.697%, 05/15/36	6,544
11,316	Series 3740, Class SB, IF, IO, 5.803%, 10/15/40	1,880
9,079	Series 3740, Class SC, IF, IO, 5.803%, 10/15/40	1,460
14,099	Series 3747, Class HI, IO, 4.500%, 07/15/37	924
11,738	Series 3759, Class HI, IO, 4.000%, 08/15/37	597
7,398	Series 3760, Class GI, IO, 4.000%, 10/15/37	437
5,145	Series 3760, Class NI, IO, 4.000%, 10/15/37	206
6,210	Series 3779, Class IH, IO, 4.000%, 11/15/34	281
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,379
6,586	Series 3795, Class EI, IO, 5.000%, 10/15/39	678
582	Series 3798, Class BF, VAR, 0.497%, 06/15/24	583
3,492	Series 3800, Class AI, IO, 4.000%, 11/15/29	255
3,456	Series 3801, Class GB, 4.500%, 11/15/40	3,508
25,858	Series 3802, Class LS, IF, IO, 1.853%, 01/15/40	1,919
13,723	Series 3819, Class ZQ, 6.000%, 04/15/36	15,532
5,150	Series 3852, Class QN, IF, 5.500%, 05/15/41	5,696
13,447	Series 3852, Class TP, IF, 5.500%, 05/15/41	14,948
9,229	Series 3860, Class PZ, 5.000%, 05/15/41	11,011
1,930	Series 3895, Class WA, VAR, 5.684%, 10/15/38	2,153
5,397	Series 3920, Class LP, 5.000%, 01/15/34	5,958
12,531	Series 3957, Class B, 4.000%, 11/15/41	13,279
3,514	Series 3966, Class BF, VAR, 0.697%, 10/15/40	3,534
5,980	Series 3966, Class NA, 4.000%, 12/15/41	6,443
10,297	Series 3998, Class GF, VAR, 0.647%, 05/15/36	10,337
12,341	Series 4012, Class FN, VAR, 0.697%, 03/15/42	12,502
6,057	Series 4032, Class TO, PO, 07/15/37	5,573
13,620	Series 4048, Class FB, VAR, 0.597%, 10/15/41	13,673
21,131	Series 4048, Class FJ, VAR, 0.593%, 07/15/37	21,113
3,233	Series 4073, Class MF, VAR, 0.647%, 08/15/39	3,245
6,556	Series 4077, Class FB, VAR, 0.697%, 07/15/42	6,634
10,168	Series 4087, Class FA, VAR, 0.647%, 05/15/39	10,226
7,974	Series 4095, Class FB, VAR, 0.597%, 04/15/39	8,034
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,748
8,628	Series 4219, Class JA, 3.500%, 08/15/39	9,034
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,334
5,158	Series 4257, Class DZ, 2.500%, 10/15/43	4,385
29,164	Series 4374, Class NC, SUB, 1.750%, 02/15/46	30,247
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,159	Series 197, Class PO, PO, 04/01/28	1,023
2,567	Series 233, Class 11, IO, 5.000%, 09/15/35	449
2,156	Series 233, Class 12, IO, 5.000%, 09/15/35	398
4,057	Series 233, Class 13, IO, 5.000%, 09/15/35	721
8,017	Series 239, Class S30, IF, IO, 7.503%, 08/15/36	1,679
1,031	Series 243, Class 16, IO, 4.500%, 11/15/20	55
686	Series 243, Class 17, IO, 4.500%, 12/15/20	40
83,978	Series 262, Class 35, 3.500%, 07/15/42	85,643
32,740	Series 264, Class F1, VAR, 0.747%, 07/15/42	32,577
13,544	Series 270, Class F1, VAR, 0.697%, 08/15/42	13,437
7,392	Series 299, Class 300, 3.000%, 01/15/43	7,430
12,426	Series 310, Class PO, PO, 09/15/43	9,677
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
755	Series T-41, Class 3A, VAR, 6.053%, 07/25/32	863
3,202	Series T-42, Class A5, 7.500%, 02/25/42	3,781
2,230	Series T-48, Class 1A, VAR, 5.482%, 07/25/33	2,539
478	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	591

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,971	Series T-54, Class 2A, 6.500%, 02/25/43	3,490
1,037	Series T-54, Class 3A, 7.000%, 02/25/43	1,214
7,186	Series T-56, Class A5, 5.231%, 05/25/43	7,890
752	Series T-57, Class 1A3, 7.500%, 07/25/43	912
290	Series T-57, Class 1AP, PO, 07/25/43	224
4,099	Series T-58, Class 4A, 7.500%, 09/25/43	4,857
348	Series T-58, Class APO, PO, 09/25/43	294
3,988	Series T-59, Class 1A2, 7.000%, 10/25/43	4,602
376	Series T-59, Class 1AP, PO, 10/25/43	304
7,395	Series T-62, Class 1A1, VAR, 1.421%, 10/25/44	7,554
19,159	Series T-76, Class 2A, VAR, 3.135%, 10/25/37	19,299
	Federal National Mortgage Association - ACES,
17,936	Series 2010-M1, Class A2, 4.450%, 09/25/19	19,492
7,015	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,578
5,716	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,088
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,655
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,316
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,823
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,009
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,368
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,507
6,004	Series 2012-M11, Class FA, VAR, 0.737%, 08/25/19	6,034
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,690
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,631
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,135
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,926
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	25,461
1,586	Series 2014-M5, Class FA, VAR, 0.582%, 01/25/17	1,587
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,372
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,443
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	11,984
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	11,837
12,654	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	13,130
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	29,871
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,306
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,102
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	58,989
	Federal National Mortgage Association Grantor Trust,
1,190	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,302
1,603	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,873
1,678	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,987
481	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	539
3,547	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,190
2,142	Series 2004-T2, Class 2A, VAR, 3.505%, 07/25/43	2,224
5,053	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,655
2,019	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,309
476	Series 2004-T3, Class PT1, VAR, 8.990%, 01/25/44	505
	Federal National Mortgage Association REMIC,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	5
23	Series 1989-70, Class G, 8.000%, 10/25/19	24
10	Series 1989-78, Class H, 9.400%, 11/25/19	11
13	Series 1989-83, Class H, 8.500%, 11/25/19	14

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
9		Series 1989-89, Class H, 9.000%, 11/25/19	10
7		Series 1990-1, Class D, 8.800%, 01/25/20	7
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
5		Series 1990-63, Class H, 9.500%, 06/25/20	5
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
32		Series 1990-102, Class J, 6.500%, 08/25/20	34
21		Series 1990-120, Class H, 9.000%, 10/25/20	23
3		Series 1990-134, Class SC, HB, IF, 21.269%, 11/25/20	4
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-24, Class Z, 5.000%, 03/25/21	7
5		Series 1991-42, Class S, IF, 17.288%, 05/25/21	6
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
213		Series 1992-117, Class MA, 8.000%, 07/25/22	237
34		Series 1992-136, Class PK, 6.000%, 08/25/22	37
34		Series 1992-143, Class MA, 5.500%, 09/25/22	36
260		Series 1992-150, Class M, 8.000%, 09/25/22	289
94		Series 1992-163, Class M, 7.750%, 09/25/22	104
126		Series 1992-188, Class PZ, 7.500%, 10/25/22	142
57		Series 1993-21, Class KA, 7.700%, 03/25/23	64
124		Series 1993-25, Class J, 7.500%, 03/25/23	137
22		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	32
352		Series 1993-37, Class PX, 7.000%, 03/25/23	389
124		Series 1993-54, Class Z, 7.000%, 04/25/23	137
1,320		Series 1993-56, Class PZ, 7.000%, 05/25/23	1,472
60		Series 1993-62, Class SA, IF, 19.014%, 04/25/23	87
653		Series 1993-99, Class Z, 7.000%, 07/25/23	714
33		Series 1993-122, Class M, 6.500%, 07/25/23	36
691		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	759
1,090		Series 1993-141, Class Z, 7.000%, 08/25/23	1,202
30		Series 1993-165, Class SD, IF, 13.476%, 09/25/23	40
38		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	44
55		Series 1993-178, Class PK, 6.500%, 09/25/23	61
27		Series 1993-179, Class SB, HB, IF, 26.902%, 10/25/23	46
18		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	23
847		Series 1993-183, Class KA, 6.500%, 10/25/23	971
391		Series 1993-189, Class PL, 6.500%, 10/25/23	434
22		Series 1993-199, Class FA, VAR, 0.771%, 10/25/23	22
50		Series 1993-205, Class H, PO, 09/25/23	48
80		Series 1993-225, Class UB, 6.500%, 12/25/23	89
23		Series 1993-230, Class FA, VAR, 0.821%, 12/25/23	24
69		Series 1993-247, Class FE, VAR, 1.221%, 12/25/23	70
85		Series 1993-247, Class SA, HB, IF, 28.128%, 12/25/23	144
32		Series 1993-247, Class SU, IF, 12.299%, 12/25/23	42
6		Series 1994-9, Class E, PO, 11/25/23	5
284		Series 1994-37, Class L, 6.500%, 03/25/24	325
1,432		Series 1994-40, Class Z, 6.500%, 03/25/24	1,556

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,127	Series 1994-62, Class PK, 7.000%, 04/25/24	2,365
1,023	Series 1994-63, Class PK, 7.000%, 04/25/24	1,152
53	Series 1995-2, Class Z, 8.500%, 01/25/25	61
314	Series 1995-19, Class Z, 6.500%, 11/25/23	360
550	Series 1996-14, Class SE, IF, IO, 8.690%, 08/25/23	124
6	Series 1996-27, Class FC, VAR, 0.721%, 03/25/17	6
521	Series 1996-48, Class Z, 7.000%, 11/25/26	577
49	Series 1996-59, Class J, 6.500%, 08/25/22	53
109	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
355	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	11
82	Series 1997-27, Class J, 7.500%, 04/18/27	90
123	Series 1997-29, Class J, 7.500%, 04/20/27	143
328	Series 1997-32, Class PG, 6.500%, 04/25/27	376
491	Series 1997-39, Class PD, 7.500%, 05/20/27	572
27	Series 1997-42, Class ZC, 6.500%, 07/18/27	30
539	Series 1997-61, Class ZC, 7.000%, 02/25/23	599
132	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	16
18	Series 1998-4, Class C, PO, 04/25/23	17
190	Series 1998-36, Class ZB, 6.000%, 07/18/28	215
100	Series 1998-43, Class SA, IF, IO, 18.193%, 04/25/23	20
207	Series 1998-66, Class SB, IF, IO, 7.929%, 12/25/28	38
104	Series 1999-17, Class C, 6.350%, 04/25/29	115
439	Series 1999-18, Class Z, 5.500%, 04/18/29	486
68	Series 1999-38, Class SK, IF, IO, 7.829%, 08/25/23	6
50	Series 1999-52, Class NS, HB, IF, 22.761%, 10/25/23	78
143	Series 1999-62, Class PB, 7.500%, 12/18/29	167
794	Series 2000-2, Class ZE, 7.500%, 02/25/30	906
290	Series 2000-20, Class SA, IF, IO, 8.879%, 07/25/30	81
36	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
228	Series 2001-4, Class PC, 7.000%, 03/25/21	246
99	Series 2001-7, Class PF, 7.000%, 03/25/31	114
286	Series 2001-30, Class PM, 7.000%, 07/25/31	325
535	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	68
547	Series 2001-36, Class DE, 7.000%, 08/25/31	634
711	Series 2001-44, Class MY, 7.000%, 09/25/31	813
162	Series 2001-44, Class PD, 7.000%, 09/25/31	182
123	Series 2001-44, Class PU, 7.000%, 09/25/31	141
1,261	Series 2001-48, Class Z, 6.500%, 09/25/21	1,398
125	Series 2001-49, Class Z, 6.500%, 09/25/31	144
89	Series 2001-52, Class KB, 6.500%, 10/25/31	100
1,017	Series 2001-60, Class PX, 6.000%, 11/25/31	1,155
407	Series 2001-60, Class QS, HB, IF, 23.727%, 09/25/31	738
970	Series 2001-61, Class Z, 7.000%, 11/25/31	1,092
48	Series 2001-71, Class MB, 6.000%, 12/25/16	49
59	Series 2001-71, Class QE, 6.000%, 12/25/16	60
33	Series 2001-72, Class SX, IF, 16.951%, 12/25/31	47
262	Series 2001-74, Class MB, 6.000%, 12/25/16	268
42	Series 2001-81, Class LO, PO, 01/25/32	38
453	Series 2002-1, Class G, 7.000%, 07/25/23	505
201	Series 2002-1, Class HC, 6.500%, 02/25/22	223

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
165	Series 2002-1, Class SA, HB, IF, 24.469%, 02/25/32	281
69	Series 2002-1, Class UD, HB, IF, 23.727%, 12/25/23	108
85	Series 2002-2, Class UC, 6.000%, 02/25/17	87
133	Series 2002-3, Class OG, 6.000%, 02/25/17	134
1,332	Series 2002-5, Class PK, 6.000%, 02/25/22	1,456
28	Series 2002-7, Class OG, 6.000%, 03/25/17	29
56	Series 2002-7, Class TG, 6.000%, 03/25/17	57
1,027	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	62
15	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	20
2,506	Series 2002-15, Class ZA, 6.000%, 04/25/32	2,848
160	Series 2002-16, Class PG, 6.000%, 04/25/17	162
24	Series 2002-19, Class PE, 6.000%, 04/25/17	24
31	Series 2002-21, Class LO, PO, 04/25/32	28
459	Series 2002-21, Class PE, 6.500%, 04/25/32	519
189	Series 2002-24, Class AJ, 6.000%, 04/25/17	194
962	Series 2002-28, Class PK, 6.500%, 05/25/32	1,073
109	Series 2002-31, Class S, IF, 18.790%, 05/25/17	121
352	Series 2002-37, Class Z, 6.500%, 06/25/32	406
212	Series 2002-38, Class QE, 6.000%, 06/25/17	215
1,038	Series 2002-48, Class GH, 6.500%, 08/25/32	1,192
1,563	Series 2002-54, Class PG, 6.000%, 09/25/22	1,716
194	Series 2002-57, Class AE, 5.500%, 09/25/17	198
61	Series 2002-63, Class KC, 5.000%, 10/25/17	63
234	Series 2002-71, Class AP, 5.000%, 11/25/32	254
171	Series 2002-77, Class S, IF, 14.078%, 12/25/32	235
2,670	Series 2002-78, Class Z, 5.500%, 12/25/32	2,867
605	Series 2002-83, Class CS, 6.881%, 08/25/23	669
816	Series 2002-90, Class A1, 6.500%, 06/25/42	928
371	Series 2003-9, Class NZ, 6.500%, 02/25/33	419
536	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	90
2,705	Series 2003-17, Class EQ, 5.500%, 03/25/23	2,944
3,750	Series 2003-22, Class UD, 4.000%, 04/25/33	3,933
4,974	Series 2003-23, Class EQ, 5.500%, 04/25/23	5,415
204	Series 2003-32, Class KC, 5.000%, 05/25/18	210
1,607	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	283
681	Series 2003-34, Class AX, 6.000%, 05/25/33	776
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,269
574	Series 2003-34, Class GB, 6.000%, 03/25/33	616
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,244
123	Series 2003-35, Class EA, PO, 05/25/33	113
165	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	41
1,137	Series 2003-39, Class LW, 5.500%, 05/25/23	1,228
217	Series 2003-42, Class GB, 4.000%, 05/25/33	231
1,012	Series 2003-47, Class PE, 5.750%, 06/25/33	1,145
258	Series 2003-52, Class SX, HB, IF, 22.287%, 10/25/31	393
423	Series 2003-64, Class SX, IF, 13.268%, 07/25/33	524
1,031	Series 2003-71, Class DS, IF, 7.209%, 08/25/33	1,126
4,151	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	776
2,069	Series 2003-73, Class HC, 5.500%, 08/25/33	2,326
97	Series 2003-74, Class SH, IF, 9.772%, 08/25/33	117

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
151	Series 2003-76, Class SH, IF, 13.758%, 09/25/31	156
613	Series 2003-80, Class SY, IF, IO, 7.429%, 06/25/23	31
994	Series 2003-81, Class HC, 4.750%, 09/25/18	1,028
955	Series 2003-82, Class VB, 5.500%, 08/25/33	975
1,222	Series 2003-83, Class PG, 5.000%, 06/25/23	1,283
313	Series 2003-91, Class SD, IF, 12.132%, 09/25/33	389
13,282	Series 2003-105, Class AZ, 5.500%, 10/25/33	14,929
2,098	Series 2003-116, Class SB, IF, IO, 7.379%, 11/25/33	463
565	Series 2003-130, Class CS, IF, 13.658%, 12/25/33	668
141	Series 2003-130, Class SX, IF, 11.189%, 01/25/34	173
268	Series 2003-131, Class SK, IF, 15.758%, 01/25/34	351
126	Series 2003-132, Class OA, PO, 08/25/33	120
1,451	Series 2004-4, Class QI, IF, IO, 6.879%, 06/25/33	160
1,079	Series 2004-4, Class QM, IF, 13.758%, 06/25/33	1,287
776	Series 2004-10, Class SC, HB, IF, 27.716%, 02/25/34	1,001
3,274	Series 2004-17, Class H, 5.500%, 04/25/34	3,614
247	Series 2004-21, Class AE, 4.000%, 04/25/19	255
1,241	Series 2004-25, Class SA, IF, 18.917%, 04/25/34	1,828
1,954	Series 2004-28, Class PF, VAR, 0.621%, 03/25/34	1,967
4,254	Series 2004-36, Class FA, VAR, 0.621%, 05/25/34	4,269
624	Series 2004-36, Class PC, 5.500%, 02/25/34	653
1,819	Series 2004-36, Class SA, IF, 18.917%, 05/25/34	2,535
420	Series 2004-36, Class SN, IF, 13.758%, 07/25/33	509
2,130	Series 2004-46, Class EP, PO, 03/25/34	2,019
401	Series 2004-46, Class QB, HB, IF, 23.116%, 05/25/34	592
313	Series 2004-46, Class SK, IF, 15.892%, 05/25/34	412
8,157	Series 2004-50, Class VZ, 5.500%, 07/25/34	9,186
282	Series 2004-51, Class SY, IF, 13.798%, 07/25/34	385
289	Series 2004-53, Class NC, 5.500%, 07/25/24	314
208	Series 2004-59, Class BG, PO, 12/25/32	191
4,763	Series 2004-61, Class FH, VAR, 1.021%, 11/25/32	4,887
115	Series 2004-61, Class SH, HB, IF, 23.104%, 11/25/32	171
312	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	372
2,510	Series 2004-65, Class EY, 5.500%, 08/25/24	2,744
280	Series 2004-74, Class SW, IF, 15.102%, 11/25/31	411
994	Series 2004-79, Class S, IF, 19.192%, 08/25/32	1,223
383	Series 2004-79, Class SP, IF, 19.192%, 11/25/34	498
272	Series 2004-81, Class AC, 4.000%, 11/25/19	280
4,157	Series 2004-81, Class JG, 5.000%, 11/25/24	4,500
2,489	Series 2004-87, Class F, VAR, 0.971%, 01/25/34	2,543
1	Series 2004-89, Class EA, IF, 12.819%, 01/25/34	1
680	Series 2005-16, Class LE, 5.500%, 07/25/33	687
1,954	Series 2005-25, Class PF, VAR, 0.571%, 04/25/35	1,960
207	Series 2005-42, Class PS, IF, 16.448%, 05/25/35	279
34	Series 2005-52, Class PA, 6.500%, 06/25/35	36
1,389	Series 2005-56, Class S, IF, IO, 6.489%, 07/25/35	275
694	Series 2005-56, Class TP, IF, 17.487%, 08/25/33	945
253	Series 2005-57, Class CD, HB, IF, 24.296%, 01/25/35	336
37	Series 2005-57, Class DC, HB, IF, 21.057%, 12/25/34	43
678	Series 2005-59, Class SU, HB, IF, 24.395%, 06/25/35	1,045

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
502	Series 2005-66, Class SG, IF, 16.823%, 07/25/35	704
2,476	Series 2005-67, Class EY, 5.500%, 08/25/25	2,735
2,156	Series 2005-68, Class PG, 5.500%, 08/25/35	2,408
718	Series 2005-68, Class UC, 5.000%, 06/25/35	757
1,099	Series 2005-72, Class SB, IF, 16.323%, 08/25/35	1,502
718	Series 2005-73, Class PS, IF, 16.148%, 08/25/35	1,001
10,325	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,025
565	Series 2005-74, Class CP, HB, IF, 23.940%, 05/25/35	826
2,461	Series 2005-74, Class CS, IF, 19.412%, 05/25/35	3,489
1,692	Series 2005-74, Class SK, IF, 19.522%, 05/25/35	2,405
270	Series 2005-75, Class SV, HB, IF, 23.316%, 09/25/35	420
2,203	Series 2005-84, Class XM, 5.750%, 10/25/35	2,378
841	Series 2005-90, Class ES, IF, 16.323%, 10/25/35	1,131
356	Series 2005-90, Class PO, PO, 09/25/35	338
1,586	Series 2005-93, Class MF, VAR, 0.471%, 08/25/34	1,586
4,345	Series 2005-106, Class US, HB, IF, 23.756%, 11/25/35	6,645
456	Series 2005-109, Class PC, 6.000%, 12/25/35	504
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,947
87	Series 2005-116, Class PB, 6.000%, 04/25/34	89
1,652	Series 2005-121, Class DX, 5.500%, 01/25/26	1,797
4,885	Series 2006-8, Class JZ, 5.500%, 03/25/36	5,506
11,411	Series 2006-8, Class WN, IF, IO, 6.479%, 03/25/36	2,238
3,112	Series 2006-8, Class WQ, PO, 03/25/36	2,895
290	Series 2006-11, Class PS, HB, IF, 23.756%, 03/25/36	453
4,568	Series 2006-12, Class BZ, 5.500%, 03/25/36	5,145
268	Series 2006-15, Class OT, PO, 01/25/36	259
2,474	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,673
351	Series 2006-16, Class OA, PO, 03/25/36	328
1,043	Series 2006-22, Class AO, PO, 04/25/36	969
1,795	Series 2006-23, Class FK, VAR, 0.471%, 04/25/36	1,795
579	Series 2006-23, Class KO, PO, 04/25/36	530
1,344	Series 2006-27, Class OH, PO, 04/25/36	1,248
353	Series 2006-33, Class LS, HB, IF, 29.156%, 05/25/36	657
817	Series 2006-39, Class WC, 5.500%, 01/25/36	892
938	Series 2006-43, Class DO, PO, 06/25/36	874
310	Series 2006-43, Class PO, PO, 06/25/36	286
625	Series 2006-44, Class GO, PO, 06/25/36	571
1,589	Series 2006-44, Class P, PO, 12/25/33	1,458
719	Series 2006-46, Class FW, VAR, 0.621%, 06/25/36	722
115	Series 2006-46, Class SW, HB, IF, 23.389%, 06/25/36	154
1,107	Series 2006-46, Class UC, 5.500%, 12/25/35	1,195
2,072	Series 2006-50, Class JO, PO, 06/25/36	1,911
2,591	Series 2006-50, Class PS, PO, 06/25/36	2,372
2,597	Series 2006-53, Class US, IF, IO, 6.359%, 06/25/36	454
5,700	Series 2006-56, Class FC, VAR, 0.511%, 07/25/36	5,727
204	Series 2006-58, Class AP, PO, 07/25/36	190
633	Series 2006-58, Class FL, VAR, 0.681%, 07/25/36	639
1,155	Series 2006-58, Class IG, IF, IO, 6.299%, 07/25/36	233
392	Series 2006-58, Class PO, PO, 07/25/36	362
472	Series 2006-59, Class QO, PO, 01/25/33	464
338	Series 2006-60, Class AK, HB, IF, 27.916%, 07/25/36	627
1,429	Series 2006-60, Class DO, PO, 04/25/35	1,372
277	Series 2006-62, Class PS, HB, IF, 38.574%, 07/25/36	505
4,218	Series 2006-63, Class ZH, 6.500%, 07/25/36	4,948
715	Series 2006-65, Class QO, PO, 07/25/36	655
8,851	Series 2006-71, Class ZL, 6.000%, 07/25/36	10,038
1,277	Series 2006-72, Class GO, PO, 08/25/36	1,171
270	Series 2006-72, Class TO, PO, 08/25/36	252

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,228	Series 2006-77, Class PC, 6.500%, 08/25/36	3,680
672	Series 2006-78, Class BZ, 6.500%, 08/25/36	770
2,237	Series 2006-79, Class DF, VAR, 0.571%, 08/25/36	2,250
530	Series 2006-79, Class DO, PO, 08/25/36	483
657	Series 2006-79, Class OP, PO, 08/25/36	612
581	Series 2006-85, Class MZ, 6.500%, 09/25/36	651
667	Series 2006-86, Class OB, PO, 09/25/36	618
720	Series 2006-90, Class AO, PO, 09/25/36	667
320	Series 2006-94, Class GK, HB, IF, 32.145%, 10/25/26	549
421	Series 2006-95, Class SG, HB, IF, 25.316%, 10/25/36	671
186	Series 2006-109, Class PO, PO, 11/25/36	173
1,200	Series 2006-110, Class PO, PO, 11/25/36	1,104
481	Series 2006-111, Class EO, PO, 11/25/36	446
685	Series 2006-113, Class PO, PO, 07/25/36	663
145	Series 2006-115, Class ES, HB, IF, 25.676%, 12/25/36	218
576	Series 2006-115, Class OK, PO, 12/25/36	540
2,649	Series 2006-117, Class GS, IF, IO, 6.429%, 12/25/36	439
1,737	Series 2006-118, Class A1, VAR, 0.281%, 12/25/36	1,698
6,293	Series 2006-118, Class A2, VAR, 0.266%, 12/25/36	6,281
260	Series 2006-119, Class PO, PO, 12/25/36	239
1,135	Series 2006-128, Class BP, 5.500%, 01/25/37	1,212
549	Series 2006-128, Class PO, PO, 01/25/37	514
1,865	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	330
73	Series 2007-1, Class SD, HB, IF, 37.674%, 02/25/37	184
1	Series 2007-2, Class FA, VAR, 0.421%, 02/25/37	1
810	Series 2007-7, Class SG, IF, IO, 6.279%, 08/25/36	241
2,265	Series 2007-10, Class FD, VAR, 0.471%, 02/25/37	2,258
4,941	Series 2007-14, Class ES, IF, IO, 6.219%, 03/25/37	768
508	Series 2007-14, Class OP, PO, 03/25/37	468
280	Series 2007-14, Class QD, 5.500%, 11/25/35	283
527	Series 2007-15, Class NO, PO, 03/25/22	506
2,025	Series 2007-16, Class FC, VAR, 0.971%, 03/25/37	2,144
2,351	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,579
230	Series 2007-22, Class SC, IF, IO, 5.859%, 03/25/37	37
1,641	Series 2007-28, Class EO, PO, 04/25/37	1,535
1,038	Series 2007-29, Class SG, HB, IF, 21.930%, 04/25/37	1,564
2,127	Series 2007-35, Class SI, IF, IO, 5.879%, 04/25/37	336
402	Series 2007-42, Class AO, PO, 05/25/37	385
6,104	Series 2007-42, Class B, 6.000%, 05/25/37	6,865
934	Series 2007-43, Class FL, VAR, 0.521%, 05/25/37	934
4,032	Series 2007-53, Class SH, IF, IO, 5.879%, 06/25/37	592
5,990	Series 2007-54, Class FA, VAR, 0.621%, 06/25/37	6,032
1,236	Series 2007-54, Class WI, IF, IO, 5.879%, 06/25/37	208
11,740	Series 2007-60, Class AX, IF, IO, 6.929%, 07/25/37	2,034
719	Series 2007-62, Class SE, IF, 15.948%, 07/25/37	963
966	Series 2007-64, Class FB, VAR, 0.591%, 07/25/37	967
4,506	Series 2007-65, Class KI, IF, IO, 6.399%, 07/25/37	709
1,250	Series 2007-67, Class PO, PO, 07/25/37	1,116
2,840	Series 2007-70, Class Z, 5.500%, 07/25/37	3,201
7,716	Series 2007-72, Class EK, IF, IO, 6.179%, 07/25/37	1,186
1,860	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,016
2,538	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,816
1,378	Series 2007-77, Class FG, VAR, 0.721%, 03/25/37	1,388
436	Series 2007-78, Class CB, 6.000%, 08/25/37	488
2,806	Series 2007-78, Class PE, 6.000%, 08/25/37	3,130
1,005	Series 2007-79, Class SB, HB, IF, 23.206%, 08/25/37	1,466

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,385	Series 2007-81, Class GE, 6.000%, 08/25/37	3,801
239	Series 2007-84, Class PG, 6.000%, 12/25/36	243
292	Series 2007-85, Class SL, IF, 15.598%, 09/25/37	397
3,824	Series 2007-88, Class VI, IF, IO, 6.319%, 09/25/37	765
3,817	Series 2007-91, Class ES, IF, IO, 6.239%, 10/25/37	587
623	Series 2007-92, Class YA, 6.500%, 06/25/37	694
1,039	Series 2007-92, Class YS, IF, IO, 5.559%, 06/25/37	131
693	Series 2007-97, Class FC, VAR, 0.721%, 07/25/37	698
2,639	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	334
446	Series 2007-98, Class FB, VAR, 0.671%, 06/25/37	460
3,629	Series 2007-100, Class SM, IF, IO, 6.229%, 10/25/37	569
16,908	Series 2007-101, Class A2, VAR, 0.447%, 06/27/36	16,892
1,498	Series 2007-106, Class A7, VAR, 6.103%, 10/25/37	1,658
309	Series 2007-108, Class SA, IF, IO, 6.139%, 12/25/37	39
4,708	Series 2007-109, Class AI, IF, IO, 6.179%, 12/25/37	651
3,316	Series 2007-112, Class MJ, 6.500%, 12/25/37	3,890
3,737	Series 2007-112, Class SA, IF, IO, 6.229%, 12/25/37	544
27,445	Series 2007-114, Class A6, VAR, 0.421%, 10/27/37	27,295
9,244	Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	645
8	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
4,412	Series 2008-1, Class BI, IF, IO, 5.689%, 02/25/38	636
7,465	Series 2008-4, Class SD, IF, IO, 5.779%, 02/25/38	1,010
1,193	Series 2008-10, Class XI, IF, IO, 6.009%, 03/25/38	177
1,249	Series 2008-16, Class IS, IF, IO, 5.979%, 03/25/38	215
965	Series 2008-18, Class FA, VAR, 1.121%, 03/25/38	981
454	Series 2008-18, Class SP, IF, 13.558%, 03/25/38	599
1,797	Series 2008-20, Class SA, IF, IO, 6.769%, 03/25/38	265
1,634	Series 2008-27, Class SN, IF, IO, 6.679%, 04/25/38	272
644	Series 2008-28, Class QS, HB, IF, 20.037%, 04/25/38	881
1,301	Series 2008-32, Class SA, IF, IO, 6.629%, 04/25/38	188
4,654	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	20
494	Series 2008-42, Class AO, PO, 09/25/36	470
51	Series 2008-44, Class PO, PO, 05/25/38	47
3,758	Series 2008-46, Class HI, IO, VAR, 1.748%, 06/25/38	282
883	Series 2008-47, Class SI, IF, IO, 6.279%, 06/25/23	90
1,012	Series 2008-53, Class CI, IF, IO, 6.979%, 07/25/38	222
5,089	Series 2008-55, Class S, IF, IO, 7.379%, 07/25/28	930
940	Series 2008-56, Class AC, 5.000%, 07/25/38	1,016
1,026	Series 2008-60, Class JC, 5.000%, 07/25/38	1,124
1,998	Series 2008-61, Class BH, 4.500%, 07/25/23	2,105
938	Series 2008-76, Class GF, VAR, 0.871%, 09/25/23	943
4,240	Series 2008-80, Class SA, IF, IO, 5.629%, 09/25/38	583
2,331	Series 2008-81, Class SB, IF, IO, 5.629%, 09/25/38	337
265	Series 2009-4, Class BD, 4.500%, 02/25/39	282
2,601	Series 2009-6, Class GS, IF, IO, 6.329%, 02/25/39	567
1,431	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	111
4,602	Series 2009-11, Class NB, 5.000%, 03/25/29	5,003
1,205	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	63
2,265	Series 2009-17, Class QS, IF, IO, 6.429%, 03/25/39	350

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
608	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	39
3,205	Series 2009-19, Class PW, 4.500%, 10/25/36	3,460
147	Series 2009-47, Class MT, 7.000%, 07/25/39	171
1,772	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	272
6,172	Series 2009-59, Class HB, 5.000%, 08/25/39	6,837
7,432	Series 2009-60, Class HT, 6.000%, 08/25/39	8,433
162	Series 2009-63, Class P, 5.000%, 03/25/37	175
6,324	Series 2009-65, Class MT, 5.000%, 09/25/39	6,752
3,108	Series 2009-69, Class WA, VAR, 6.017%, 09/25/39	3,587
1,788	Series 2009-70, Class CO, PO, 01/25/37	1,666
1,838	Series 2009-84, Class WS, IF, IO, 5.679%, 10/25/39	252
4,299	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	724
10,107	Series 2009-86, Class OT, PO, 10/25/37	9,140
2,316	Series 2009-99, Class SC, IF, IO, 5.959%, 12/25/39	280
4,446	Series 2009-99, Class WA, VAR, 6.293%, 12/25/39	4,972
6,713	Series 2009-103, Class MB, VAR, 2.474%, 12/25/39	7,075
3,145	Series 2009-112, Class ST, IF, IO, 6.029%, 01/25/40	522
942	Series 2009-113, Class AO, PO, 01/25/40	865
1,226	Series 2010-1, Class WA, VAR, 6.200%, 02/25/40	1,381
2,285	Series 2010-14, Class FJ, VAR, 0.821%, 03/25/40	2,314
3,607	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	4,041
3,400	Series 2010-16, Class WB, VAR, 6.243%, 03/25/40	3,906
3,022	Series 2010-35, Class SB, IF, IO, 6.199%, 04/25/40	590
2,690	Series 2010-35, Class SJ, IF, 16.930%, 04/25/40	3,553
457	Series 2010-39, Class OT, PO, 10/25/35	418
1,989	Series 2010-40, Class FJ, VAR, 0.821%, 04/25/40	2,004
1,900	Series 2010-42, Class S, IF, IO, 6.179%, 05/25/40	368
1,799	Series 2010-43, Class FD, VAR, 0.821%, 05/25/40	1,820
720	Series 2010-45, Class BD, 4.500%, 11/25/38	748
142	Series 2010-47, Class AV, 5.000%, 05/25/21	142
6,199	Series 2010-49, Class SC, IF, 12.218%, 03/25/40	7,678
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,579
1,556	Series 2010-63, Class AP, PO, 06/25/40	1,415
15,747	Series 2010-64, Class DM, 5.000%, 06/25/40	17,274
7,273	Series 2010-71, Class HJ, 5.500%, 07/25/40	8,247
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,053
1,897	Series 2010-103, Class SB, IF, IO, 5.879%, 11/25/49	295
13,517	Series 2010-111, Class AE, 5.500%, 04/25/38	14,213
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,355
15,479	Series 2010-125, Class SA, IF, IO, 4.219%, 11/25/40	1,475
11,358	Series 2010-147, Class SA, IF, IO, 6.309%, 01/25/41	2,568
3,679	Series 2010-148, Class MA, 4.000%, 02/25/39	3,823
2,397	Series 2011-2, Class WA, VAR, 5.818%, 02/25/51	2,628
769	Series 2011-17, Class EF, VAR, 0.521%, 07/25/25	771
5,590	Series 2011-19, Class ZY, 6.500%, 07/25/36	6,378
1,181	Series 2011-22, Class MA, 6.500%, 04/25/38	1,308
25,363	Series 2011-30, Class LS, IO, VAR, 1.790%, 04/25/41	1,874
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,069
7,146	Series 2011-39, Class ZA, 6.000%, 11/25/32	8,162
7,084	Series 2011-47, Class ZA, 5.500%, 07/25/38	7,601
687	Series 2011-58, Class WA, VAR, 5.442%, 07/25/51	761

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4,152		Series 2011-75, Class FA, VAR, 0.771%, 08/25/41	4,207
4,182		Series 2011-101, Class FM, VAR, 0.771%, 01/25/41	4,199
2,570		Series 2011-111, Class DF, VAR, 0.621%, 12/25/38	2,574
22,582		Series 2011-118, Class LB, 7.000%, 11/25/41	26,615
30,823		Series 2011-118, Class MT, 7.000%, 11/25/41	36,323
27,109		Series 2011-118, Class NT, 7.000%, 11/25/41	31,932
1,393		Series 2011-149, Class EF, VAR, 0.721%, 07/25/41	1,401
4,852		Series 2011-149, Class MF, VAR, 0.721%, 11/25/41	4,884
4,979		Series 2012-14, Class FB, VAR, 0.671%, 08/25/37	4,994
46,202		Series 2012-47, Class HF, VAR, 0.621%, 05/25/27	46,550
7,341		Series 2012-87, Class KF, VAR, 0.671%, 09/25/37	7,381
5,532		Series 2012-89, Class FD, VAR, 0.671%, 04/25/39	5,565
12,015		Series 2012-97, Class FB, VAR, 0.721%, 09/25/42	11,994
5,482		Series 2012-99, Class FA, VAR, 0.671%, 09/25/42	5,538
3,344		Series 2012-101, Class FC, VAR, 0.721%, 09/25/42	3,343
10,987		Series 2012-108, Class F, VAR, 0.721%, 10/25/42	11,085
6,536		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,833
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,720
17,588		Series 2013-92, Class PO, PO, 09/25/43	13,712
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,760
13,697		Series 2013-101, Class DO, PO, 10/25/43	10,727
30,114		Series 2013-128, Class PO, PO, 12/25/43	25,492
6		Series G-14, Class L, 8.500%, 06/25/21	6
–	(h)	Series G-17, Class S, HB, VAR, 1,058.144%, 06/25/21	3
26		Series G-18, Class Z, 8.750%, 06/25/21	29
1		Series G-22, Class G, 6.000%, 12/25/16	1
16		Series G-28, Class S, IF, 14.879%, 09/25/21	19
44		Series G-35, Class M, 8.750%, 10/25/21	48
7		Series G-51, Class SA, HB, IF, 24.856%, 12/25/21	10
–	(h)	Series G92-27, Class SQ, HB, IF, 11,774.416%, 05/25/22	10
211		Series G92-35, Class E, 7.500%, 07/25/22	235
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
19		Series G92-42, Class Z, 7.000%, 07/25/22	20
186		Series G92-44, Class ZQ, 8.000%, 07/25/22	193
80		Series G92-45, Class Z, 6.000%, 08/25/22	81
20		Series G92-52, Class FD, VAR, 0.242%, 09/25/22	20
205		Series G92-54, Class ZQ, 7.500%, 09/25/22	224
18		Series G92-59, Class F, VAR, 1.351%, 10/25/22	18
38		Series G92-61, Class Z, 7.000%, 10/25/22	42
27		Series G92-62, Class B, PO, 10/25/22	25
131		Series G93-1, Class KA, 7.900%, 01/25/23	148
52		Series G93-5, Class Z, 6.500%, 02/25/23	58
40		Series G93-14, Class J, 6.500%, 03/25/23	44
91		Series G93-17, Class SI, IF, 6.000%, 04/25/23	104
82		Series G93-27, Class FD, VAR, 1.101%, 08/25/23	83
19		Series G93-37, Class H, PO, 09/25/23	18
75		Series G95-1, Class C, 8.800%, 01/25/25	85
		Federal National Mortgage Association REMIC Trust,
1,464		Series 2003-W1, Class 1A1, VAR, 5.741%, 12/25/42	1,653
384		Series 2003-W1, Class 2A, VAR, 6.411%, 12/25/42	444
229		Series 2003-W4, Class 2A, VAR, 6.356%, 10/25/42	264
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,969
1,183		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,379
2,261		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,632

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,207	Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,460
692	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	765
697	Series 2007-W5, Class PO, PO, 06/25/37	631
531	Series 2007-W7, Class 1A4, HB, IF, 37.854%, 07/25/37	835
317	Series 2007-W10, Class 2A, VAR, 6.321%, 08/25/47	356
11,469	Series 2009-W1, Class A, 6.000%, 12/25/49	13,264
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
17	Series 218, Class 2, IO, 7.500%, 04/25/23	4
13	Series 265, Class 2, 9.000%, 03/25/24	16
1,356	Series 300, Class 1, PO, 09/25/24	1,273
180	Series 329, Class 1, PO, 01/25/33	167
368	Series 339, Class 18, IO, 4.500%, 07/25/18	16
506	Series 339, Class 21, IO, 4.500%, 08/25/18	15
281	Series 339, Class 28, IO, 5.500%, 08/25/18	13
230	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	47
988	Series 365, Class 8, IO, 5.500%, 05/25/36	216
84	Series 368, Class 3, IO, 4.500%, 11/25/20	5
647	Series 374, Class 5, IO, 5.500%, 08/25/36	146
679	Series 383, Class 33, IO, 6.000%, 01/25/38	128
259	Series 393, Class 6, IO, 5.500%, 04/25/37	51
30,757	Series 411, Class F1, VAR, 0.771%, 08/25/42	30,547
10,726	Series 412, Class F2, VAR, 0.721%, 08/25/42	10,611
	Federal National Mortgage Association Trust,
1,313	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,507
790	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	883
5,399	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,068
2,262	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,580
2,717	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,138
502	Series 2003-W8, Class 3F1, VAR, 0.621%, 05/25/42	504
1,647	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	1,661
3,717	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,337
918	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,065
957	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,118
2,654	Series 2004-W15, Class 2AF, VAR, 0.471%, 08/25/44	2,640
20,901	Series 2005-W3, Class 2AF, VAR, 0.441%, 03/25/45	20,960
1,138	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,291
9,731	Series 2006-W2, Class 1AF1, VAR, 0.441%, 02/25/46	9,726
2,752	Series 2006-W2, Class 2A, VAR, 2.349%, 11/25/45	2,803
18,864	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.481%, 11/25/46	18,906
	Government National Mortgage Association,
1,938	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,195
1,736	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,941
160	Series 1999-30, Class S, IF, IO, 8.403%, 08/16/29	41
225	Series 1999-40, Class ZW, 7.500%, 11/20/29	260
185	Series 2000-9, Class Z, 8.000%, 06/20/30	220
2,055	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,422
257	Series 2000-12, Class ST, HB, IF, 38.535%, 02/16/30	402
1,875	Series 2000-21, Class Z, 9.000%, 03/16/30	2,281
289	Series 2000-31, Class Z, 9.000%, 10/20/30	334
173	Series 2000-35, Class ZA, 9.000%, 11/20/30	185
16	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
81	Series 2001-6, Class SD, IF, IO, 8.353%, 03/16/31	28
915	Series 2001-22, Class PS, HB, IF, 20.495%, 03/17/31	1,526
207	Series 2001-35, Class SA, IF, IO, 8.053%, 08/16/31	71
184	Series 2001-36, Class S, IF, IO, 7.853%, 08/16/31	64
226	Series 2002-3, Class SP, IF, IO, 7.193%, 01/16/32	64
865	Series 2002-24, Class AG, IF, IO, 7.753%, 04/16/32	196
76	Series 2002-24, Class SB, IF, 11.630%, 04/16/32	105
108	Series 2002-31, Class S, IF, IO, 8.503%, 01/16/31	29
1,747	Series 2002-31, Class SE, IF, IO, 7.303%, 04/16/30	346
815	Series 2002-40, Class UK, 6.500%, 06/20/32	945
27	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	35
3,191	Series 2002-45, Class QE, 6.500%, 06/20/32	3,655
954	Series 2002-47, Class PG, 6.500%, 07/16/32	1,120
335	Series 2002-47, Class PY, 6.000%, 07/20/32	376
1,613	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,843
1,099	Series 2002-52, Class GH, 6.500%, 07/20/32	1,286
299	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	16
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,482
855	Series 2003-11, Class SK, IF, IO, 7.503%, 02/16/33	153
373	Series 2003-12, Class SP, IF, IO, 7.493%, 02/20/33	103
128	Series 2003-24, Class PO, PO, 03/16/33	117
3,794	Series 2003-25, Class PZ, 5.500%, 04/20/33	4,271
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,273
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,164
960	Series 2003-46, Class TC, 6.500%, 03/20/33	1,089
638	Series 2003-52, Class AP, PO, 06/16/33	569
1,768	Series 2003-58, Class BE, 6.500%, 01/20/33	2,006
2,228	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,526
101	Series 2003-90, Class PO, PO, 10/20/33	91
1,464	Series 2003-97, Class SA, IF, IO, 6.353%, 11/16/33	299
1,232	Series 2003-112, Class SA, IF, IO, 6.353%, 12/16/33	274
2,091	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	56
243	Series 2003-114, Class SH, IF, 14.342%, 11/17/32	301
565	Series 2004-28, Class S, IF, 19.121%, 04/16/34	837
1,170	Series 2004-46, Class PO, PO, 06/20/34	1,078
4,252	Series 2004-49, Class Z, 6.000%, 06/20/34	4,821
555	Series 2004-71, Class SB, HB, IF, 28.449%, 09/20/34	960
555	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	663
670	Series 2004-73, Class AE, IF, 14.449%, 08/17/34	827
4,153	Series 2004-73, Class JL, IF, IO, 6.353%, 09/16/34	797
169	Series 2004-83, Class AP, IF, 13.831%, 10/16/34	206
32	Series 2004-85, Class PO, PO, 01/17/33	32
236	Series 2004-87, Class SB, IF, 7.445%, 03/17/33	257
417	Series 2004-89, Class LS, HB, IF, 23.661%, 10/16/34	633
6,835	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	1,101
3,439	Series 2004-96, Class SC, IF, IO, 5.873%, 11/20/34	570
4,813	Series 2005-3, Class SK, IF, IO, 6.543%, 01/20/35	862
11	Series 2005-6, Class GS, IF, 13.086%, 12/20/32	11
318	Series 2005-7, Class JM, IF, 16.287%, 05/18/34	371
900	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	904
263	Series 2005-44, Class SP, IF, 11.787%, 10/20/34	305

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
504	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	117
27	Series 2005-65, Class SA, HB, IF, 21.949%, 08/20/35	36
231	Series 2005-66, Class SP, HB, IF, 20.177%, 08/16/35	346
2,279	Series 2005-68, Class DP, IF, 15.959%, 06/17/35	3,199
10,155	Series 2005-68, Class KI, IF, IO, 6.093%, 09/20/35	1,936
3,134	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,499
542	Series 2005-82, Class PO, PO, 10/20/35	496
927	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	177
827	Series 2006-16, Class OP, PO, 03/20/36	762
813	Series 2006-20, Class QA, 5.750%, 02/20/36	875
1,138	Series 2006-22, Class AO, PO, 05/20/36	1,045
4,666	Series 2006-33, Class Z, 6.500%, 07/20/36	5,461
171	Series 2006-34, Class PO, PO, 07/20/36	156
194	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	22
6,260	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,313
2,227	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,496
1,521	Series 2006-59, Class SD, IF, IO, 6.493%, 10/20/36	278
2,625	Series 2006-65, Class SA, IF, IO, 6.593%, 11/20/36	512
2,358	Series 2007-9, Class CI, IF, IO, 5.993%, 03/20/37	401
3,857	Series 2007-17, Class JI, IF, IO, 6.613%, 04/16/37	789
1,496	Series 2007-17, Class JO, PO, 04/16/37	1,380
1,535	Series 2007-19, Class SD, IF, IO, 5.993%, 04/20/37	257
888	Series 2007-25, Class FN, VAR, 0.497%, 05/16/37	890
3,113	Series 2007-26, Class SC, IF, IO, 5.993%, 05/20/37	566
2,795	Series 2007-27, Class SD, IF, IO, 5.993%, 05/20/37	512
253	Series 2007-28, Class BO, PO, 05/20/37	228
4,002	Series 2007-35, Class PO, PO, 06/16/37	3,728
538	Series 2007-36, Class HO, PO, 06/16/37	494
2,306	Series 2007-36, Class SE, IF, IO, 6.273%, 06/16/37	452
2,520	Series 2007-36, Class SJ, IF, IO, 6.043%, 06/20/37	369
2,335	Series 2007-40, Class SD, IF, IO, 6.543%, 07/20/37	431
3,577	Series 2007-40, Class SN, IF, IO, 6.473%, 07/20/37	675
3,375	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	674
897	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	141
2,188	Series 2007-53, Class ES, IF, IO, 6.343%, 09/20/37	417
631	Series 2007-53, Class SW, IF, 19.585%, 09/20/37	897
3,447	Series 2007-57, Class PO, PO, 03/20/37	3,241
2,869	Series 2007-67, Class SI, IF, IO, 6.303%, 11/20/37	522
1,212	Series 2007-71, Class SB, IF, IO, 6.493%, 07/20/36	72
2,343	Series 2007-72, Class US, IF, IO, 6.343%, 11/20/37	439
2,626	Series 2007-73, Class MI, IF, IO, 5.793%, 11/20/37	436
2,325	Series 2007-74, Class SL, IF, IO, 6.343%, 11/16/37	395
5,102	Series 2007-76, Class SB, IF, IO, 6.293%, 11/20/37	943
3,760	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	698
179	Series 2008-1, Class PO, PO, 01/20/38	162
291	Series 2008-7, Class SK, IF, 19.330%, 11/20/37	444
400	Series 2008-7, Class SP, IF, 12.987%, 10/20/37	533
641	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	112
635	Series 2008-20, Class PO, PO, 09/20/37	603
634	Series 2008-29, Class PO, PO, 02/17/33	604
4,327	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	500
1,292	Series 2008-33, Class XS, IF, IO, 7.503%, 04/16/38	325
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,721
3,651	Series 2008-36, Class SH, IF, IO, 6.093%, 04/20/38	618

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,700	Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	2,024
172	Series 2008-43, Class NA, PAC, 5.500%, 11/20/37	179
1,892	Series 2008-50, Class KB, 6.000%, 06/20/38	2,154
951	Series 2008-55, Class SA, IF, IO, 5.993%, 06/20/38	152
3,421	Series 2008-60, Class CS, IF, IO, 5.943%, 07/20/38	513
421	Series 2008-60, Class PO, PO, 01/20/38	415
3,967	Series 2008-69, Class QD, 5.750%, 07/20/38	4,264
1,275	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	184
3,950	Series 2008-76, Class US, IF, IO, 5.693%, 09/20/38	595
2,558	Series 2008-79, Class CS, IF, 6.593%, 06/20/35	2,897
8,038	Series 2008-81, Class S, IF, IO, 5.993%, 09/20/38	1,311
4,144	Series 2008-93, Class AS, IF, IO, 5.493%, 12/20/38	631
7,463	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	1,462
2,340	Series 2008-96, Class SL, IF, IO, 5.793%, 12/20/38	367
2,056	Series 2009-6, Class SA, IF, IO, 5.903%, 02/16/39	315
2,081	Series 2009-6, Class SH, IF, IO, 5.833%, 02/20/39	285
3,572	Series 2009-10, Class SA, IF, IO, 5.743%, 02/20/39	512
1,106	Series 2009-10, Class SL, IF, IO, 6.303%, 03/16/34	61
2,926	Series 2009-11, Class SC, IF, IO, 5.953%, 02/16/39	408
1,069	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	249
2,291	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	544
6,450	Series 2009-22, Class SA, IF, IO, 6.063%, 04/20/39	913
1,975	Series 2009-24, Class DS, IF, IO, 6.093%, 03/20/39	132
1,731	Series 2009-25, Class SE, IF, IO, 7.393%, 09/20/38	357
3,819	Series 2009-31, Class TS, IF, IO, 6.093%, 03/20/39	479
793	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	145
1,054	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	211
1,597	Series 2009-35, Class SN, IF, IO, 6.203%, 12/16/38	125
4,884	Series 2009-42, Class SC, IF, IO, 5.873%, 06/20/39	708
3,339	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	455
5,942	Series 2009-64, Class SN, IF, IO, 5.903%, 07/16/39	716
1,226	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	159
5,072	Series 2009-72, Class SM, IF, IO, 6.053%, 08/16/39	855
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,220
4,714	Series 2009-79, Class OK, PO, 11/16/37	4,073
7,901	Series 2009-81, Class SB, IF, IO, 5.883%, 09/20/39	1,269
8,226	Series 2009-102, Class SM, IF, IO, 6.203%, 06/16/39	763
2,294	Series 2009-104, Class AB, 7.000%, 08/16/39	2,585
6,858	Series 2009-106, Class AS, IF, IO, 6.203%, 11/16/39	1,196
22,319	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	3,686
3,328	Series 2009-121, Class VA, 5.500%, 11/20/20	3,517
1,741	Series 2010-14, Class AO, PO, 12/20/32	1,689
874	Series 2010-14, Class BO, PO, 11/20/35	823
3,004	Series 2010-14, Class CO, PO, 08/20/35	2,804
4,685	Series 2010-14, Class QP, 6.000%, 12/20/39	4,909
2,412	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	2,731
1,228	Series 2010-103, Class WA, VAR, 5.737%, 08/20/34	1,382
1,737	Series 2010-129, Class AW, VAR, 6.125%, 04/20/37	1,947
8,420	Series 2010-130, Class CP, 7.000%, 10/16/40	9,912
11,988	Series 2010-157, Class OP, PO, 12/20/40	11,039
26,554	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	28,831
832	Series 2011-22, Class WA, VAR, 5.951%, 02/20/37	926

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,371	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,234
5,734	Series 2011-75, Class SM, IF, IO, 6.393%, 05/20/41	1,307
2,909	Series 2011-97, Class WA, VAR, 6.103%, 11/20/38	3,288
4,067	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	4,583
1,500	Series 2011-157, Class UY, PAC, 3.000%, 12/20/41	1,471
9,579	Series 2011-163, Class WA, VAR, 5.850%, 12/20/38	10,890
2,812	Series 2011-H05, Class FB, VAR, 0.695%, 12/20/60	2,801
3,640	Series 2011-H06, Class FA, VAR, 0.645%, 02/20/61	3,629
3,837	Series 2011-H19, Class FA, VAR, 0.665%, 08/20/61	3,800
5,087	Series 2012-59, Class WA, VAR, 5.569%, 08/20/38	5,798
5,825	Series 2012-141, Class WA, VAR, 4.527%, 11/16/41	6,321
4,227	Series 2012-141, Class WB, VAR, 3.983%, 09/16/42	4,411
6,143	Series 2012-141, Class WC, VAR, 3.742%, 01/20/42	6,420
11,828	Series 2012-H08, Class FB, VAR, 0.795%, 03/20/62	11,833
8,749	Series 2012-H08, Class FS, VAR, 0.895%, 04/20/62	8,779
70,999	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	70,868
9,007	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	9,007
2,779	Series 2012-H18, Class NA, VAR, 0.715%, 08/20/62	2,779
3,224	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,240
31,254	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	31,311
31,872	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	31,732
33,385	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	33,326
8,391	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	8,393
9,974	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	9,979
4,500	Series 2012-H24, Class FE, VAR, 0.795%, 10/20/62	4,504
21,326	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	21,288
15,894	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	15,891
23,389	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	23,385
10,019	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	10,008
34,934	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	34,796
30,104	Series 2012-H29, Class FA, VAR, 0.710%, 10/20/62	30,178
7,434	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	7,437
12,286	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	12,288
28,547	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	28,279
6,000	Series 2013-26, Class AK, VAR, 4.664%, 09/20/41	6,463
3,055	Series 2013-54, Class WA, VAR, 4.695%, 11/20/42	3,321
2,239	Series 2013-75, Class WA, VAR, 5.225%, 06/20/40	2,491
3,327	Series 2013-91, Class WA, VAR, 4.508%, 04/20/43	3,555
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,198
28,831	Series 2013-H01, Class FA, 1.650%, 01/20/63	28,629
12,445	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	12,306
11,459	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	11,447
1,721	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	1,717
4,769	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	4,763
38,824	Series 2013-H04, Class BA, 1.650%, 02/20/63	38,555
2,952	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	2,915
3,624	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	3,629
11,779	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	11,665

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,372	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,393
5,735	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	5,733
15,545	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	15,458
11,697	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,603
3,486	Series 2013-H14, Class FC, VAR, 0.665%, 06/20/63	3,470
3,241	Series 2013-H14, Class FG, VAR, 0.665%, 05/20/63	3,226
8,970	Series 2014-6, Class W, VAR, 5.470%, 01/20/39	9,920
7,344	Series 2014-41, Class W, VAR, 4.699%, 10/20/42	7,929
6,263	Series 2014-188, Class W, VAR, 4.689%, 10/20/41	6,791
22,916	Series 2014-H01, Class FD, VAR, 0.845%, 01/20/64	22,927
17,249	Series 2014-H05, Class FA, VAR, 0.885%, 02/20/64	17,270
5,783	Series 2014-H06, Class HB, VAR, 0.845%, 03/20/64	5,786
16,389	Series 2014-H09, Class TA, VAR, 0.795%, 04/20/64	16,361
25,830	Series 2014-H10, Class TA, VAR, 0.795%, 04/20/64	25,735
28,437	Series 2014-H11, Class VA, VAR, 0.695%, 06/20/64	28,170
27,177	Series 2014-H15, Class FA, VAR, 0.695%, 07/20/64	26,924
20,240	Series 2014-H17, Class FC, VAR, 0.695%, 07/20/64	20,050
23,821	Series 2014-H19, Class FE, VAR, 0.665%, 09/20/64	23,503
11,338	Series 2014-H20, Class LF, VAR, 0.795%, 10/20/64	11,294
7,041	Series 2015-91, Class W, VAR, 5.236%, 05/20/40	7,812
9,197	Series 2015-137, Class WA, VAR, 5.482%, 01/20/38	10,318
14,176	Series 2015-H02, Class FB, VAR, 0.707%, 12/20/64	14,092
12,945	Series 2015-H03, Class FA, VAR, 0.695%, 12/20/64	12,894
43,239	Series 2015-H05, Class FC, VAR, 0.675%, 02/20/65	43,183
28,374	Series 2015-H06, Class FA, VAR, 0.675%, 02/20/65	28,170
20,514	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	20,398
61,881	Series 2015-H08, Class FC, VAR, 0.681%, 03/20/65	61,765
48,777	Series 2015-H10, Class FC, VAR, 0.675%, 04/20/65	48,538
29,085	Series 2015-H12, Class FA, VAR, 0.675%, 05/20/65	29,085
12,600	Series 2015-H15, Class FD, VAR, 0.635%, 06/20/65	12,393
19,900	Series 2015-H15, Class FJ, VAR, 0.635%, 06/20/65	19,565
28,658	Series 2015-H16, Class FG, VAR, 0.635%, 07/20/65	28,307
30,243	Series 2015-H16, Class FL, VAR, 0.635%, 07/20/65	29,721
22,766	Series 2015-H18, Class FA, VAR, 0.645%, 06/20/65	22,598
22,895	Series 2015-H20, Class FA, VAR, 0.665%, 08/20/65	22,555
19,909	Series 2015-H23, Class FB, VAR, 0.715%, 09/20/65	19,782
6,288	Series 2015-H26, Class FG, VAR, 0.715%, 10/20/65	6,243
	NCUA Guaranteed Notes Trust,
18,355	Series 2010-R3, Class 1A, VAR, 0.752%, 12/08/20	18,480
3,328	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,357
	Vendee Mortgage Trust,
4,999	Series 1993-1, Class ZB, 7.250%, 02/15/23	5,626
1,161	Series 1994-1, Class 1, VAR, 5.569%, 02/15/24	1,264
3,787	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,257
1,732	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,990
802	Series 1996-2, Class 1Z, 6.750%, 06/15/26	915
2,429	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,831
1,604	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,904

		3,896,794

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 3.4%
	Ajax Mortgage Loan Trust,
17,141	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	16,980
4,926	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	4,893
7,451	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e)	7,550
9,807	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	9,819
10,588	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	10,583
	Alternative Loan Trust,
166	Series 2002-12, Class PO, PO, 11/25/32	124
248	Series 2003-6T2, Class A6, 5.500%, 06/25/33	251
10,467	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,545
2,995	Series 2005-1CB, Class 1A6, IF, IO, 6.879%, 03/25/35	621
9,302	Series 2005-20CB, Class 3A8, IF, IO, 4.529%, 07/25/35	1,142
8,895	Series 2005-22T1, Class A2, IF, IO, 4.849%, 06/25/35	1,348
4,103	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,993
121	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	97
30,884	Series 2005-37T1, Class A2, IF, IO, 4.829%, 09/25/35	4,983
4,503	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,125
17,776	Series 2005-54CB, Class 1A2, IF, IO, 4.629%, 11/25/35	2,010
58	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	57
1,712	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,618
3,848	Series 2005-J1, Class 1A4, IF, IO, 4.879%, 02/25/35	285
	American General Mortgage Loan Trust,
554	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	571
4,558	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	4,588
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,150
	ASG Resecuritization Trust,
1,215	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	1,203
211	Series 2009-2, Class G60, VAR, 4.620%, 05/24/36 (e)	210
10,666	Series 2009-3, Class A65, VAR, 2.088%, 03/26/37 (e)	10,622
664	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	664
858	Series 2009-5, Class A50, VAR, 3.351%, 02/28/37 (e)	860
321	Series 2010-1, Class A85, VAR, 0.594%, 02/27/36 (e)	313
3,807	Series 2010-2, Class A60, VAR, 1.793%, 01/28/37 (e)	3,756
487	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	487
4,981	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	4,519
4,506	Series 2011-1, Class 3A50, VAR, 2.618%, 11/28/35 (e)	4,438
59	Series 2011-2, Class A48S, HB, IF, 23.489%, 02/28/36 (e)	72
	Banc of America Alternative Loan Trust,
169	Series 2003-1, Class APO, PO, 02/25/33	142
3,653	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,799
1,142	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,153
3,655	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,845
2,978	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,098
423	Series 2003-11, Class PO, PO, 01/25/34	368
947	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,005
457	Series 2004-1, Class 5A1, 5.500%, 02/25/19	465
124	Series 2004-6, Class 15PO, PO, 07/25/19	120
935	Series 2004-8, Class 3A1, 5.500%, 09/25/19	916
654	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	613
2,087	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	513
	Banc of America Funding Trust,
487	Series 2004-1, Class PO, PO, 03/25/34	401
644	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	694
901	Series 2004-C, Class 1A1, VAR, 3.084%, 12/20/34	891

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
606	Series 2005-6, Class 2A7, 5.500%, 10/25/35	595
495	Series 2005-7, Class 30PO, PO, 11/25/35	398
190	Series 2005-8, Class 30PO, PO, 01/25/36	132
1,162	Series 2005-E, Class 4A1, VAR, 2.815%, 03/20/35	1,156
333	Series 2006-1, Class XPO, PO, 01/25/36	257
3,450	Series 2010-R11A, Class 1A6, VAR, 5.127%, 08/26/35 (e)	3,481
	Banc of America Mortgage Trust,
1,966	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,019
661	Series 2003-3, Class 2A1, VAR, 0.771%, 05/25/18	644
405	Series 2003-5, Class 3A1, 7.500%, 02/25/31	420
176	Series 2003-6, Class 2A1, VAR, 0.671%, 08/25/18	174
27	Series 2003-7, Class A2, 4.750%, 09/25/18	27
194	Series 2003-8, Class APO, PO, 11/25/33	162
217	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	219
1,625	Series 2003-E, Class 2A2, VAR, 2.793%, 06/25/33	1,630
29	Series 2004-1, Class APO, PO, 02/25/34	27
616	Series 2004-3, Class 15IO, IO, VAR, 0.241%, 04/25/19	2
1,801	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,832
59	Series 2004-4, Class APO, PO, 05/25/34	51
711	Series 2004-5, Class 2A2, 5.500%, 06/25/34	724
165	Series 2004-5, Class 4A1, 4.750%, 06/25/19	165
4,838	Series 2004-6, Class 1A3, 5.500%, 05/25/34	4,914
125	Series 2004-6, Class 2A7, 5.500%, 07/25/34	127
273	Series 2004-6, Class APO, PO, 07/25/34	243
19	Series 2004-8, Class 5PO, PO, 05/25/32	17
94	Series 2004-8, Class XPO, PO, 10/25/34	81
359	Series 2004-9, Class 3A1, 6.500%, 09/25/32	374
5	Series 2004-9, Class 3PO, PO, 09/25/32	5
908	Series 2004-J, Class 3A1, VAR, 3.097%, 11/25/34	893
743	Series 2005-1, Class 2A1, 5.000%, 02/25/20	761
	BCAP LLC Trust,
2,306	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,457
2,685	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,738
6,199	Series 2009-RR14, Class 3A2, VAR, 2.500%, 08/26/35 (e)	6,190
3,367	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	3,419
1,186	Series 2010-RR6, Class 22A3, VAR, 4.207%, 06/26/36 (e)	1,187
347	Series 2010-RR7, Class 16A1, VAR, 0.943%, 02/26/47 (e)	347
1,310	Series 2010-RR7, Class 1A5, VAR, 2.686%, 04/26/35 (e)	1,295
14,088	Series 2010-RR7, Class 2A1, VAR, 2.188%, 07/26/45 (e)	14,115
288	Series 2010-RR8, Class 3A3, VAR, 2.737%, 05/26/35 (e)	288
8,968	Series 2010-RR8, Class 3A4, VAR, 2.737%, 05/26/35 (e)	8,664
700	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	695
2,222	Series 2010-RR12, Class 4A5, VAR, 2.736%, 10/26/36 (e)	2,197
947	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	949
1,286	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,294
9,404	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	9,487
4,698	Series 2011-RR5, Class 11A3, VAR, 0.347%, 05/28/36 (e)	4,647
10,615	Series 2011-RR10, Class 2A1, VAR, 0.997%, 09/26/37 (e)	10,209
4,569	Series 2012-RR1, Class 5A1, VAR, 3.677%, 07/26/37 (e)	4,862
3,177	Series 2012-RR2, Class 1A1, VAR, 0.367%, 08/26/36 (e)	3,148
8,453	Series 2012-RR3, Class 2A5, VAR, 2.061%, 05/26/37 (e)	8,459
4,737	Series 2012-RR4, Class 8A3, VAR, 0.424%, 06/26/47 (e)	4,581
4,063	Series 2012-RR10, Class 1A1, VAR, 0.427%, 02/26/37 (e)	3,932
10,588	Series 2012-RR10, Class 3A1, VAR, 0.387%, 05/26/36 (e)	10,159

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
11,757	Series 2015-RR4, Class 1A1, VAR, 1.195%, 09/11/38 (e)	11,058
2,802	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.721%, 03/25/35	2,751
	Bear Stearns ARM Trust,
1,889	Series 2003-2, Class A5, VAR, 2.568%, 01/25/33 (e)	1,912
214	Series 2003-7, Class 3A, VAR, 2.540%, 10/25/33	215
993	Series 2004-2, Class 14A, VAR, 3.065%, 05/25/34	988
5,714	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	5,765
5,405	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	5,354
4,064	CAM Mortgage Trust, Series 2013-1, Class M2, VAR, 3.500%, 11/25/57 (e)	4,067
286	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	260
111	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	95
	Chase Mortgage Finance Trust,
1,008	Series 2007-A1, Class 1A3, VAR, 2.688%, 02/25/37	998
2,174	Series 2007-A1, Class 2A1, VAR, 2.657%, 02/25/37	2,179
300	Series 2007-A1, Class 7A1, VAR, 2.607%, 02/25/37	301
1,216	Series 2007-A1, Class 9A1, VAR, 2.646%, 02/25/37	1,206
885	Series 2007-A2, Class 1A1, VAR, 2.695%, 07/25/37	881
1,229	Series 2007-A2, Class 2A1, VAR, 2.691%, 07/25/37	1,240
	CHL Mortgage Pass-Through Trust,
166	Series 2002-18, Class PO, PO, 11/25/32	143
565	Series 2004-3, Class A26, 5.500%, 04/25/34	593
383	Series 2004-3, Class A4, 5.750%, 04/25/34	399
2,557	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,658
168	Series 2004-7, Class 2A1, VAR, 2.511%, 06/25/34	165
946	Series 2004-8, Class 2A1, 4.500%, 06/25/19	970
305	Series 2004-HYB1, Class 2A, VAR, 2.572%, 05/20/34	291
1,337	Series 2004-HYB3, Class 2A, VAR, 2.302%, 06/20/34	1,269
915	Series 2004-HYB6, Class A3, VAR, 2.639%, 11/20/34	874
111	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	113
406	Series 2005-14, Class A2, 5.500%, 07/25/35	406
211	Series 2005-16, Class A23, 5.500%, 09/25/35	206
3,423	Series 2005-22, Class 2A1, VAR, 2.706%, 11/25/35	2,913
	Citicorp Mortgage Securities Trust,
171	Series 2006-1, Class 2A1, 5.000%, 02/25/21	176
1,054	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,064
	Citigroup Global Markets Mortgage Securities VII, Inc.,
2,541	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	2,537
18	Series 2003-UP2, Class PO1, PO, 12/25/18	17
	Citigroup Mortgage Loan Trust,
8,357	Series 2008-AR4, Class 1A1A, VAR, 2.728%, 11/25/38 (e)	8,338
1,779	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	1,845
1,532	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,603
5,371	Series 2009-10, Class 1A1, VAR, 2.519%, 09/25/33 (e)	5,437
3,736	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	3,872
3,177	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	3,254
942	Series 2010-3, Class 4A1, VAR, 2.580%, 02/25/36 (e)	935
1,060	Series 2010-7, Class 10A1, VAR, 2.624%, 02/25/35 (e)	1,055
11,489	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	11,603
12,898	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	13,088
2,496	Series 2010-10, Class 2A1, VAR, 2.565%, 02/25/36 (e)	2,523

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,157	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	4,099
	Citigroup Mortgage Loan Trust, Inc.,
766	Series 2003-1, Class 2A5, 5.250%, 10/25/33	781
134	Series 2003-1, Class 2A6, PO, 10/25/33	121
98	Series 2003-1, Class PO2, PO, 10/25/33	88
106	Series 2003-1, Class PO3, PO, 09/25/33	95
1	Series 2003-1, Class WPO1, PO, 06/25/16	—	(h)
77	Series 2003-UP3, Class A3, 7.000%, 09/25/33	79
233	Series 2003-UST1, Class A1, 5.500%, 12/25/18	234
40	Series 2003-UST1, Class PO1, PO, 12/25/18	38
33	Series 2003-UST1, Class PO3, PO, 12/25/18	32
533	Series 2004-UST1, Class A6, VAR, 2.315%, 08/25/34	511
366	Series 2005-1, Class 2A1A, VAR, 2.569%, 04/25/35	289
1,816	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,890
1,098	Series 2005-5, Class 1A2, VAR, 2.890%, 08/25/35	794
	Credit Suisse First Boston Mortgage Securities Corp.,
17	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	17
1,248	Series 2003-1, Class DB1, VAR, 6.698%, 02/25/33	1,262
1,235	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,276
950	Series 2003-23, Class 1P, PO, 10/25/33	820
275	Series 2003-23, Class 2A5, 5.000%, 10/25/18	277
69	Series 2003-25, Class 2A1, 4.500%, 10/25/18	69
1,835	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,871
706	Series 2003-27, Class 5A4, 5.250%, 11/25/33	720
606	Series 2003-AR15, Class 3A1, VAR, 2.894%, 06/25/33	602
1,256	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,319
790	Series 2004-5, Class 3A1, 5.250%, 08/25/19	808
17	Series 2004-5, Class 5P, PO, 08/25/19	16
1,985	Series 2004-8, Class 1A4, 5.500%, 12/25/34	2,146
272	Series 2005-9, Class AP, PO, 10/25/35	195
3,707	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	462
214	Series 2005-10, Class AP, PO, 11/25/35	132
2,116	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,165
	CSMC,
46,327	Series 2010-11R, Class A6, VAR, 1.194%, 06/28/47 (e)	44,787
2,611	Series 2010-17R, Class 1A1, VAR, 2.429%, 06/26/36 (e)	2,645
4,844	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,869
2,361	Series 2011-6R, Class 3A1, VAR, 2.923%, 07/28/36 (e)	2,371
2,929	Series 2012-2R, Class 2A1, VAR, 2.454%, 03/27/47 (e)	2,891
5,284	Series 2012-3R, Class 1A1, VAR, 2.377%, 07/27/37 (e)	5,265
3,217	CSMC Trust, Series 2010-16, Class A3, VAR, 3.826%, 06/25/50 (e)	3,225
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
770	Series 2005-1, Class 2A1, VAR, 5.813%, 02/25/20	791
952	Series 2005-3, Class 1A1, VAR, 5.278%, 06/25/20	957
29	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	29
669	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	670
	First Horizon Alternative Mortgage Securities Trust,
1,631	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,419
12,636	Series 2007-FA4, Class 1A2, IF, IO, 5.429%, 08/25/37	2,603
	First Horizon Mortgage Pass-Through Trust,
734	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	729
396	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	396
2,919	Series 2005-AR1, Class 2A2, VAR, 2.608%, 04/25/35	2,902

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,900	FNDUS BRICKSTONE10/25/25	3,990
	GMACM Mortgage Loan Trust,
4,324	Series 2003-AR1, Class A4, VAR, 3.136%, 10/19/33	4,278
3,947	Series 2003-AR2, Class 2A4, VAR, 3.057%, 12/19/33	3,879
235	Series 2003-J7, Class A10, 5.500%, 11/25/33	241
2,721	Series 2003-J7, Class A7, 5.000%, 11/25/33	2,734
148	Series 2003-J8, Class A, 5.250%, 12/25/33	154
2,022	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,136
655	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	672
3,035	Series 2005-AR3, Class 3A4, VAR, 2.981%, 06/19/35	2,995
	GSMPS Mortgage Loan Trust,
737	Series 2004-4, Class 1AF, VAR, 0.621%, 06/25/34 (e)	642
1,361	Series 2005-RP2, Class 1AF, VAR, 0.571%, 03/25/35 (e)	1,167
8,246	Series 2005-RP3, Class 1AF, VAR, 0.571%, 09/25/35 (e)	7,022
6,079	Series 2005-RP3, Class 1AS, IO, VAR, 4.627%, 09/25/35 (e)	765
	GSR Mortgage Loan Trust,
484	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	504
192	Series 2003-6F, Class A2, VAR, 0.621%, 09/25/32	182
1,161	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,202
1,779	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,838
1,152	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,230
541	Series 2005-5F, Class 8A3, VAR, 0.721%, 06/25/35	515
2,702	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,818
198	Series 2005-AR6, Class 3A1, VAR, 2.863%, 09/25/35	199
1,508	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,436
5,591	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,995
4,730	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,651
9,514	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	9,362
1,764	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.821%, 05/25/35	1,730
	Impac Secured Assets CMN Owner Trust,
1,047	Series 2003-2, Class A1, 5.500%, 08/25/33	1,071
51	Series 2004-3, Class 1A4, VAR, 1.021%, 11/25/34	50
	Impac Secured Assets Trust,
5,131	Series 2006-1, Class 2A1, VAR, 0.571%, 05/25/36	4,966
5,510	Series 2006-2, Class 2A1, VAR, 0.571%, 08/25/36	5,382
2,519	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	2,574
	JP Morgan Mortgage Trust,
754	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	777
941	Series 2004-A4, Class 1A1, VAR, 2.810%, 09/25/34	963
397	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	410
2,209	Series 2005-A1, Class 3A4, VAR, 2.711%, 02/25/35	2,256
14,656	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	14,704
8,170	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	8,193
1,875	Series 2006-A3, Class 6A1, VAR, 2.741%, 08/25/34	1,884
1,510	Series 2007-A1, Class 5A1, VAR, 2.691%, 07/25/35	1,512
604	Series 2007-A1, Class 5A2, VAR, 2.691%, 07/25/35	613
	JP Morgan Resecuritization Trust,
1,371	Series 2009-6, Class 4A1, VAR, 2.657%, 09/26/36 (e)	1,379
409	Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	409
	Lehman Mortgage Trust,
874	Series 2006-2, Class 1A1, VAR, 5.984%, 04/25/36	780
831	Series 2007-6, Class 1A8, 6.000%, 07/25/37	754

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
4,649		Series 2008-2, Class 1A6, 6.000%, 03/25/38	3,672
3,343		LVII Resecuritization Trust, Series 2009-3, Class M4, VAR, 5.494%, 11/27/37 (e)	3,345
		MASTR Adjustable Rate Mortgages Trust,
910		Series 2004-3, Class 4A2, VAR, 2.380%, 04/25/34	852
3,824		Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	3,842
556		Series 2004-15, Class 3A1, VAR, 3.364%, 12/25/34	551
		MASTR Alternative Loan Trust,
1,468		Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,500
257		Series 2003-9, Class 8A1, 6.000%, 01/25/34	260
766		Series 2004-3, Class 2A1, 6.250%, 04/25/34	809
2,647		Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,801
502		Series 2004-6, Class 30PO, PO, 07/25/34	398
306		Series 2004-6, Class 7A1, 6.000%, 07/25/34	311
424		Series 2004-7, Class 30PO, PO, 08/25/34	329
706		Series 2004-8, Class 6A1, 5.500%, 09/25/19	725
214		Series 2004-10, Class 1A1, 4.500%, 09/25/19	217
869		Series 2005-6, Class 3A1, 5.500%, 11/25/20	843
		MASTR Asset Securitization Trust,
66		Series 2003-2, Class 1A1, 5.000%, 03/25/18	66
45		Series 2003-2, Class 2A1, 4.500%, 03/25/18	45
144		Series 2003-2, Class 2A10, 4.500%, 03/25/18	144
75		Series 2003-8, Class 1A1, 5.500%, 09/25/33	76
109		Series 2003-9, Class 15PO, PO, 10/25/18	104
160		Series 2003-9, Class 2A7, 5.500%, 10/25/33	160
68		Series 2003-11, Class 3A1, 4.500%, 12/25/18	69
105		Series 2003-12, Class 30PO, PO, 12/25/33	94
276		Series 2003-12, Class 6A1, 5.000%, 12/25/33	279
84		Series 2004-1, Class 30PO, PO, 02/25/34	72
1,818		Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,891
11		Series 2004-4, Class 3A1, 4.500%, 04/25/19	12
75		Series 2004-6, Class 15PO, PO, 07/25/19	75
218		Series 2004-8, Class 1A1, 4.750%, 08/25/19	224
38		Series 2004-8, Class PO, PO, 08/25/19	35
329		Series 2004-9, Class 5A1, 5.250%, 09/25/19	337
971		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,031
		MASTR Reperforming Loan Trust,
11,009		Series 2005-2, Class 1A1F, VAR, 0.571%, 05/25/35 (e)	8,934
1,374		Series 2006-2, Class 1A1, VAR, 4.664%, 05/25/36 (e)	1,282
1,215		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	972
		Merrill Lynch Mortgage Investors Trust,
882		Series 2003-A5, Class 2A6, VAR, 2.419%, 08/25/33	891
1,788		Series 2003-E, Class A1, VAR, 0.841%, 10/25/28	1,708
3,645		Series 2003-F, Class A1, VAR, 0.861%, 10/25/28	3,555
1,779		Series 2004-1, Class 2A1, VAR, 2.215%, 12/25/34	1,785
805		Series 2004-A, Class A1, VAR, 0.681%, 04/25/29	773
1,519		Series 2004-A4, Class A2, VAR, 2.584%, 08/25/34	1,554
1,558		Series 2004-C, Class A2, VAR, 1.044%, 07/25/29	1,485
3,025		Series 2005-A2, Class A1, VAR, 2.462%, 02/25/35	2,963
3,060		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.310%, 06/25/37	2,972
14		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	14
		Morgan Stanley Mortgage Loan Trust,
3,501		Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	3,688
876		Series 2004-9, Class 4A, VAR, 5.016%, 10/25/19	872
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,263.375%, 04/20/21	—	(h)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,280	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.861%, 02/25/35	1,248
	MRFC Mortgage Pass-Through Trust,
3,720	Series 2000-TBC2, Class A1, VAR, 0.677%, 06/15/30	3,532
823	Series 2000-TBC3, Class A1, VAR, 0.637%, 12/15/30	785
769	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	765
2,189	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	2,189
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
321	Series 2003-A1, Class A1, 5.500%, 05/25/33	330
204	Series 2003-A1, Class A2, 6.000%, 05/25/33	211
96	Series 2003-A1, Class A5, 7.000%, 04/25/33	99
5	Series 2003-A1, Class A7, 5.000%, 04/25/18	5
857	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	852
6	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	6
1,450	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,522
663	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.528%, 05/25/35	669
	RALI Trust,
109	Series 2001-QS19, Class A2, 6.000%, 12/25/16	110
365	Series 2002-QS8, Class A5, 6.250%, 06/25/17	368
92	Series 2002-QS16, Class A3, IF, 16.161%, 10/25/17	95
1,982	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,087
871	Series 2003-QR24, Class A5, 4.000%, 07/25/33	872
18	Series 2003-QS1, Class A6, 4.250%, 01/25/33	18
227	Series 2003-QS3, Class A2, IF, 16.014%, 02/25/18	241
582	Series 2003-QS9, Class A3, IF, IO, 7.329%, 05/25/18	34
395	Series 2003-QS12, Class A2A, IF, IO, 7.379%, 06/25/18	29
120	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	6
8,806	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,381
907	Series 2003-QS14, Class A1, 5.000%, 07/25/18	918
8,782	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,932
287	Series 2003-QS18, Class A1, 5.000%, 09/25/18	291
5,253	Series 2003-QS19, Class A1, 5.750%, 10/25/33	5,529
8,535	Series 2004-QS7, Class A4, 5.500%, 05/25/34	8,774
2,411	Series 2005-QA6, Class A32, VAR, 3.472%, 05/25/35	2,049
268	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	224
	RBSSP Resecuritization Trust,
4,018	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,314
1,173	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,231
1,438	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,457
5,271	Series 2009-12, Class 1A1, VAR, 6.959%, 11/25/33 (e)	5,523
1,860	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	1,910
5,323	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	5,356
6,316	Series 2012-3, Class 3A1, VAR, 0.347%, 09/26/36 (e)	6,069
121	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	101
	Residential Asset Securitization Trust,
349	Series 2003-A8, Class A5, 4.250%, 10/25/18	352
322	Series 2003-A13, Class A3, 5.500%, 01/25/34	331
20	Series 2003-A14, Class A1, 4.750%, 02/25/19	20
11,099	Series 2005-A2, Class A4, IF, IO, 4.829%, 03/25/35	1,512
1,143	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,012

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	RFMSI Trust,
18	Series 2003-S13, Class A3, 5.500%, 06/25/33	18
69	Series 2003-S14, Class A4, PO, 07/25/18	66
183	Series 2003-S16, Class A3, 5.000%, 09/25/18	184
317	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	320
195	Series 2004-S6, Class 2A6, PO, 06/25/34	167
236	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	241
1,007	Series 2005-SA4, Class 1A1, VAR, 2.836%, 09/25/35	838
	Sequoia Mortgage Trust,
1,734	Series 2004-8, Class A1, VAR, 0.907%, 09/20/34	1,650
2,650	Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	2,552
809	Series 2004-10, Class A1A, VAR, 0.827%, 11/20/34	774
2,654	Series 2004-11, Class A1, VAR, 0.807%, 12/20/34	2,575
2,204	Series 2004-12, Class A3, VAR, 0.763%, 01/20/35	2,025
	Springleaf Mortgage Loan Trust,
8,482	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	8,479
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,766
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,119
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,998
11,603	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	11,604
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,874
479	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	478
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,105
588	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.375%, 06/25/34	586
	Structured Asset Mortgage Investments II Trust,
2,220	Series 2004-AR5, Class 1A1, VAR, 0.863%, 10/19/34	2,123
8,013	Series 2005-AR5, Class A3, VAR, 0.453%, 07/19/35	7,651
	Structured Asset Securities Corp.,
2,811	Series 2003-37A, Class 2A, VAR, 4.416%, 12/25/33	2,820
2,749	Series 2004-4XS, Class 1A5, SUB, 5.541%, 02/25/34	2,855
1,049	Series 2005-RF3, Class 1A, VAR, 0.571%, 06/25/35 (e)	848
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
529	Series 2003-29, Class 1A1, 4.750%, 09/25/18	537
319	Series 2003-30, Class 1A1, 5.500%, 10/25/33	335
233	Series 2003-32, Class 1A1, VAR, 5.253%, 11/25/33	236
3,020	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,080
895	Series 2003-34A, Class 3A3, VAR, 2.626%, 11/25/33	883
6,539	Series 2004-5H, Class A4, 5.540%, 12/25/33	6,718
612	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	620
	Thornburg Mortgage Securities Trust,
5,878	Series 2003-4, Class A1, VAR, 0.861%, 09/25/43	5,675
4,363	Series 2004-4, Class 3A, VAR, 2.108%, 12/25/44	4,316
	WaMu Mortgage Pass-Through Certificates Trust,
1,579	Series 2003-AR7, Class A7, VAR, 2.414%, 08/25/33	1,587
8,287	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	8,385
1,557	Series 2003-AR9, Class 2A, VAR, 2.564%, 09/25/33	1,547
4,704	Series 2003-AR11, Class A6, VAR, 2.533%, 10/25/33	4,763
1,485	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,536
345	Series 2003-S4, Class 2A10, IF, 16.855%, 06/25/33	418
481	Series 2003-S8, Class A5, 4.500%, 09/25/18	485
160	Series 2003-S8, Class A6, 4.500%, 09/25/18	161

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,603	Series 2003-S9, Class A8, 5.250%, 10/25/33	5,750
112	Series 2003-S9, Class P, PO, 10/25/33	89
94	Series 2003-S10, Class A2, 5.000%, 10/25/18	96
240	Series 2003-S13, Class 23A1, VAR, 0.771%, 12/25/18	234
2,162	Series 2004-AR3, Class A1, VAR, 2.460%, 06/25/34	2,188
2,778	Series 2004-AR3, Class A2, VAR, 2.460%, 06/25/34	2,812
607	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	617
741	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	758
904	Series 2004-RS2, Class A4, 5.000%, 11/25/33	922
5,048	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	5,291
1,195	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,249
1,092	Series 2006-AR8, Class 1A2, VAR, 2.396%, 08/25/46	937
224	Series 2006-AR10, Class 2P, VAR, 2.480%, 09/25/36	196
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,109	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,116
183	Series 2005-1, Class CP, PO, 03/25/35	131
11,616	Series 2005-2, Class 1A4, IF, IO, 4.829%, 04/25/35	1,682
3,005	Series 2005-2, Class 2A3, IF, IO, 4.779%, 04/25/35	371
4,131	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,907
3,948	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	812
827	Series 2005-6, Class 2A4, 5.500%, 08/25/35	790
351	Series 2006-1, Class 3A2, 5.750%, 02/25/36	320
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
77	Series 2003-MS5, Class 1A4, VAR, 0.721%, 03/25/18	76
22	Series 2003-MS7, Class P, PO, 03/25/33	17
	Wells Fargo Alternative Loan Trust,
138	Series 2003-1, Class APO, PO, 09/25/33	123
444	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	403
2,362	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,326
	Wells Fargo Mortgage-Backed Securities Trust,
3,174	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	3,190
122	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	124
454	Series 2003-L, Class 2A1, VAR, 2.721%, 11/25/33	454
662	Series 2004-4, Class A9, 5.500%, 05/25/34	681
1,000	Series 2004-B, Class A1, VAR, 2.519%, 02/25/34	997
2,504	Series 2004-EE, Class 2A1, VAR, 2.736%, 12/25/34	2,558
1,703	Series 2004-EE, Class 2A2, VAR, 2.736%, 12/25/34	1,743
2,894	Series 2004-EE, Class 3A1, VAR, 2.701%, 12/25/34	2,918
945	Series 2004-EE, Class 3A2, VAR, 2.701%, 12/25/34	953
4,149	Series 2004-I, Class 1A1, VAR, 2.755%, 07/25/34	4,190
11,566	Series 2004-P, Class 2A1, VAR, 2.736%, 09/25/34	11,601
5,030	Series 2004-S, Class A1, VAR, 2.742%, 09/25/34	5,141
1,793	Series 2004-V, Class 1A1, VAR, 2.729%, 10/25/34	1,808
2,300	Series 2004-V, Class 1A2, VAR, 2.729%, 10/25/34	2,330
1,176	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,224
252	Series 2005-14, Class 2APO, PO, 12/25/35	217
20,871	Series 2005-AR3, Class 1A1, VAR, 2.743%, 03/25/35	21,001
2,371	Series 2005-AR8, Class 2A1, VAR, 2.695%, 06/25/35	2,381
543	Series 2007-7, Class A7, 6.000%, 06/25/37	544
3,074	Series 2007-11, Class A14, 6.000%, 08/25/37	3,044

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued

		952,023

	Total Collateralized Mortgage Obligations (Cost $4,705,834)	4,848,817

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
2,155	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,158
19,812	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	19,694
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,303
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,606
	A10 Term Asset Financing LLC,
15,214	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	15,280
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,015
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,466
10,354	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	10,302
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,105
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.249%, 08/15/31 (e)	3,893
3,982	Series 2014-FL2, Class C, VAR, 2.699%, 08/15/31 (e)	3,952
2,750	Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	2,730
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,041
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,315
	Banc of America Commercial Mortgage Trust,
14,174	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	14,258
8,818	Series 2006-4, Class A4, 5.634%, 07/10/46	8,910
7,806	Series 2006-5, Class A4, 5.414%, 09/10/47	7,951
160,412	Series 2006-5, Class XC, IO, VAR, 0.835%, 09/10/47 (e)	783
7,403	Series 2007-5, Class A4, 5.492%, 02/10/51	7,700
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,108	Series 2005-1, Class AJ, VAR, 5.516%, 11/10/42	1,107
1,764	Series 2005-3, Class AM, 4.727%, 07/10/43	1,763
50,197	Series 2005-5, Class XC, IO, VAR, 0.034%, 10/10/45 (e)	28
7,327	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.589%, 06/24/50 (e)	7,551
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,258
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,330
	Bear Stearns Commercial Mortgage Securities Trust,
1,641	Series 2006-PW11, Class A4, VAR, 5.653%, 03/11/39	1,641
184,191	Series 2006-PW14, Class X1, IO, VAR, 0.837%, 12/11/38 (e)	975
2,117	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,158
540,290	Series 2007-T26, Class X1, IO, VAR, 0.298%, 01/12/45 (e)	1,234
182,258	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.548%, 12/11/49 (e)	620
96,722	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.713%, 10/15/48 (e)	727
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.997%, 02/15/31 (e)	5,567
3,617	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,639
	COBALT CMBS Commercial Mortgage Trust,
4,238	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,333
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,111
126,437	Series 2006-C1, Class IO, IO, VAR, 0.979%, 08/15/48	838
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,051

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
28,453	Series 2012-CR2, Class XA, IO, VAR, 1.993%, 08/15/45	2,493
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,834
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,111
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,400
31,243	Series 2014-KYO, Class A, VAR, 1.097%, 06/11/27 (e)	31,080
7,748	Series 2014-PAT, Class A, VAR, 0.996%, 08/13/27 (e)	7,686
10,196	Series 2014-TWC, Class A, VAR, 1.047%, 02/13/32 (e)	10,128
2,850	Series 2014-TWC, Class B, VAR, 1.833%, 02/13/32 (e)	2,830
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/55	9,526
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,180
1,460	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.136%, 11/17/26 (e)	1,458
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.021%, 07/10/38	2,728
	Credit Suisse Commercial Mortgage Trust,
4,078	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	4,083
199,827	Series 2007-C2, Class AX, IO, VAR, 0.215%, 01/15/49 (e)	264
16,145	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	16,078
35,154	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.559%, 07/10/44 (e)	1,253
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.535%, 06/10/34 (e)	3,956
8,304	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	8,466
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	74,030
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,091
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,227
36,100	Series KPLB, Class A, 2.770%, 05/25/25	35,834
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,117
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	41,902
370	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	369
	Government National Mortgage Association,
14,045	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	14,743
14,637	Series 2014-168, Class VB, VAR, 3.496%, 06/16/47	15,482
11,424	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,587
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	2,879
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,430
	GS Mortgage Securities Trust,
101,318	Series 2006-GG8, Class X, IO, VAR, 0.778%, 11/10/39 (e)	300
1,600	Series 2011-GC5, Class D, VAR, 5.475%, 08/10/44 (e)	1,638
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	4,992
	JP Morgan Chase Commercial Mortgage Securities Trust,
858	Series 2005-CB11, Class AJ, VAR, 5.587%, 08/12/37	857
88,771	Series 2005-CB11, Class X1, IO, VAR, 0.067%, 08/12/37 (e)	117
124,086	Series 2005-LDP5, Class X1, IO, VAR, 0.100%, 12/15/44 (e)	109
1,504	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,516
293,004	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	310
1,421	Series 2006-CB16, Class A4, 5.552%, 05/12/45	1,442
1,285	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,295
1,895	Series 2006-LDP9, Class A3SF, VAR, 0.352%, 05/15/47	1,881
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,583
1,323	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,389
251,150	Series 2007-LD12, Class X, IO, VAR, 0.190%, 02/15/51	350

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	KGS-Alpha SBA COOF Trust,
55,883	Series 2012-6, Class A, IO, VAR, 0.578%, 05/25/39 (e)	1,118
19,970	Series 2015-2, Class A, IO, VAR, 2.244%, 07/25/41 (e)	2,830
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,315
	LB-UBS Commercial Mortgage Trust,
690	Series 2006-C1, Class A4, 5.156%, 02/15/31	690
1,182	Series 2006-C4, Class A4, VAR, 6.016%, 06/15/38	1,196
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,409
5,393	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,572
113,301	Series 2007-C2, Class XW, IO, VAR, 0.739%, 02/15/40	761
	Merrill Lynch Mortgage Trust,
2,982	Series 2005-LC1, Class AJ, VAR, 5.586%, 01/12/44	2,980
1,911	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,920
	ML-CFC Commercial Mortgage Trust,
2,530	Series 2006-1, Class A4, VAR, 5.654%, 02/12/39	2,529
264,480	Series 2006-4, Class XC, IO, VAR, 0.806%, 12/12/49 (e)	1,414
5,522	Series 2007-9, Class A4, 5.700%, 09/12/49	5,757
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,798
	Morgan Stanley Capital I Trust,
166,216	Series 2006-IQ12, Class X1, IO, VAR, 0.638%, 12/15/43 (e)	562
294,245	Series 2007-HQ11, Class X, IO, VAR, 0.380%, 02/12/44 (e)	623
72,669	Series 2007-HQ13, Class X1, IO, VAR, 0.630%, 12/15/44 (e)	548
262,426	Series 2007-IQ13, Class X, IO, VAR, 0.587%, 03/15/44 (e)	1,122
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,781
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,325
	Morgan Stanley Re-REMIC Trust,
10,126	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	9,999
18,355	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	18,254
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,370
32,285	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	32,368
	NorthStar, (Cayman Islands),
5,778	Series 2013-1A, Class A, VAR, 2.047%, 08/25/29 (e)	5,783
6,359	Series 2013-1A, Class B, VAR, 5.197%, 08/25/29 (e)	6,423
	PFP Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	11,009
7,564	Series 2015-2, Class C, VAR, 3.447%, 07/14/34 (e)	7,567
4,646	Series 2015-2, Class D, VAR, 4.197%, 07/14/34 (e)	4,648
	RAIT Trust,
9,002	Series 2014-FL3, Class A, VAR, 1.447%, 12/15/31 (e)	8,979
8,939	Series 2014-FL3, Class AS, VAR, 1.997%, 12/15/31 (e)	8,894
4,676	Series 2014-FL3, Class B, VAR, 2.847%, 12/15/31 (e)	4,643
11,335	Series 2015-FL4, Class A, VAR, 1.547%, 12/15/31 (e)	11,224
9,668	Series 2015-FL4, Class AS, VAR, 1.947%, 12/15/31 (e)	9,676
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,507
5,567	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	5,647
	Resource Capital Corp., Ltd., (Cayman Islands),
5,100	Series 2015-CRE4, Class A, VAR, 1.597%, 08/15/32 (e)	5,049
6,908	Series 2015-CRE4, Class B, VAR, 3.197%, 08/15/32 (e)	6,804
9,014	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	9,012
16,185	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.418%, 05/10/45 (e)	1,652
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,209
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,661

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
64,859	Series 2012-C2, Class XA, IO, VAR, 1.874%, 05/10/63 (e)	4,220
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,389
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,184
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,472
	Wachovia Bank Commercial Mortgage Trust,
1,100	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,098
516,108	Series 2006-C24, Class XC, IO, VAR, 0.264%, 03/15/45 (e)	18
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,586
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,013
4,530	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	4,530
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,980
482	Series 2012-C6, Class A1, 1.081%, 04/15/45	481
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,693
2,500	Series 2013-C11, Class D, VAR, 4.319%, 03/15/45 (e)	2,337

	Total Commercial Mortgage-Backed Securities (Cost $1,005,146)	1,014,046

Corporate Bonds — 19.5%
	Consumer Discretionary — 1.4%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,176
2,991	4.250%, 03/01/21	3,131
1,146	4.950%, 07/02/64	945
6,278	5.250%, 12/01/41	5,778

		14,030

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,747
2,089	2.250%, 03/02/20 (e)	2,051
1,692	2.375%, 08/01/18 (e)	1,702
4,706	2.625%, 09/15/16 (e)	4,758
8,789	2.950%, 01/11/17 (e)	8,907
1,345	8.500%, 01/18/31	1,949
3,299	Hyundai Capital America, 2.400%, 10/30/18 (e)	3,276

		26,390

	Hotels, Restaurants & Leisure — 0.0% (g)
4,590	Starbucks Corp., 2.700%, 06/15/22	4,630

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,030
8,677	4.800%, 12/05/34	9,120

		18,150

	Media — 1.0%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,594
2,690	6.650%, 11/15/37	3,176
1,345	6.900%, 08/15/39	1,633
1,762	7.250%, 05/18/18	1,978
3,946	7.300%, 04/30/28	4,773
2,690	7.625%, 11/30/28	3,422
986	8.000%, 10/17/16	1,045
942	8.875%, 04/26/23	1,234
1,525	9.500%, 07/15/24	2,096
	CBS Corp.,
2,625	3.375%, 03/01/22	2,619
2,650	3.700%, 08/15/24	2,598
4,293	4.000%, 01/15/26	4,261
2,679	4.600%, 01/15/45	2,394
2,004	4.900%, 08/15/44	1,867
673	5.500%, 05/15/33	667
583	5.900%, 10/15/40	614
	CCO Safari II LLC,
11,182	4.464%, 07/23/22 (e)	11,308
4,374	6.384%, 10/23/35 (e)	4,528
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,574
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	993
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,155
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,832
3,361	4.200%, 08/15/34	3,332

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
10,484	4.250%, 01/15/33	10,481
2,690	6.450%, 03/15/37	3,395
897	6.500%, 01/15/17	951
11,658	6.500%, 11/15/35	14,833
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,783
5,600	4.800%, 02/01/35 (e)	4,745
1,166	8.375%, 03/01/39 (e)	1,313
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,723
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
9,257	3.800%, 03/15/22	9,465
2,245	3.950%, 01/15/25	2,244
5,022	4.600%, 02/15/21	5,378
11,179	6.000%, 08/15/40	11,696
2,861	6.375%, 03/01/41	3,119
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,749
5,069	4.950%, 05/15/42	4,279
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,501
1,332	6.125%, 01/31/46	1,334
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,940
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,648
4,575	5.950%, 04/01/41	5,570
3,233	6.400%, 04/30/40	4,070
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,642
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,080
8,115	3.950%, 09/30/21	8,429
2,716	4.500%, 05/23/43	2,404
1,928	4.700%, 10/15/19	2,079
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,078
873	5.850%, 05/01/17	916
4,125	5.875%, 11/15/40	3,985
2,327	6.550%, 05/01/37	2,355
4,080	6.750%, 07/01/18	4,498
1,794	6.750%, 06/15/39	1,851
2,197	7.300%, 07/01/38	2,377
1,928	8.250%, 04/01/19	2,232
1,601	8.750%, 02/14/19	1,871
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,513
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	9,200
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	10,301
5,085	4.750%, 03/29/21	5,518
1,573	5.375%, 10/15/41	1,635
2,802	6.200%, 03/15/40	3,146
1,474	6.250%, 03/29/41	1,661
2,238	6.500%, 11/15/36	2,581
3,430	7.625%, 04/15/31	4,315
1,125	7.700%, 05/01/32	1,434
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,429
2,489	3.125%, 06/15/22	2,350
599	3.250%, 03/15/23	557
5,046	3.875%, 12/15/21	4,984
6,243	4.375%, 03/15/43	4,603
1,813	4.500%, 02/27/42	1,391
1,559	4.850%, 12/15/34	1,328
274	6.250%, 04/30/16	279

		275,932

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,380
1,671	4.375%, 09/01/23	1,702
3,368	4.500%, 12/15/34	2,880
877	5.125%, 01/15/42	786
1,166	7.450%, 07/15/17	1,265
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,656
1,883	Target Corp., 6.000%, 01/15/18	2,063

		15,732

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,275
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,352
	Home Depot, Inc. (The),
3,797	2.625%, 06/01/22	3,801
5,037	4.250%, 04/01/46	5,132
4,125	5.400%, 03/01/16	4,174
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,845
3,901	4.650%, 04/15/42	4,093
2,067	5.125%, 11/15/41	2,291
2,150	6.875%, 02/15/28	2,756

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
3,139	Series B, 7.110%, 05/15/37	4,090

		32,809

	Total Consumer Discretionary	387,673

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	964
986	5.750%, 04/01/36	1,069
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,165
1,151	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	1,340
4,687	Brown-Forman Corp., 4.500%, 07/15/45	4,882
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,526
2,493	4.828%, 07/15/20	2,746
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,722
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,596
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,234
2,245	3.000%, 08/25/21	2,313
2,780	3.100%, 07/17/22	2,854
207	7.900%, 11/01/18	243
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,387

		53,041

	Food & Staples Retailing — 0.3%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,424
	CVS Health Corp.,
1,982	3.500%, 07/20/22	2,036
3,214	4.000%, 12/05/23	3,375
2,346	4.875%, 07/20/35	2,451
2,155	5.300%, 12/05/43	2,346
5,861	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,467
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,506
2,093	4.000%, 02/01/24	2,179
12,466	5.000%, 04/15/42	12,814
829	5.400%, 07/15/40	892
1,794	6.150%, 01/15/20	2,035
538	6.400%, 08/15/17	581
11,049	7.500%, 04/01/31	14,120
1,861	Sysco Corp., 3.750%, 10/01/25	1,892
7,567	Walgreen Co., 3.100%, 09/15/22	7,349
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,705
4,311	3.800%, 11/18/24	4,229
2,517	4.500%, 11/18/34	2,317
2,700	4.800%, 11/18/44	2,471
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,235
942	6.200%, 04/15/38	1,193
628	7.550%, 02/15/30	888

		85,505

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,281	3.500%, 11/24/20	1,287
6,959	8.500%, 06/15/19	8,140
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	569
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,016
2,443	4.307%, 05/14/21 (e)	2,629
1,390	6.000%, 11/27/17 (e)	1,502
2,556	7.350%, 03/06/19 (e)	2,969
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,042
1,638	2.100%, 03/15/18	1,623
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,285
2,036	3.250%, 05/21/18	2,102
	Kraft Foods Group, Inc.,
6,663	3.500%, 06/06/22	6,770
4,392	5.000%, 06/04/42	4,469
1,215	5.375%, 02/10/20	1,343
4,612	6.125%, 08/23/18	5,096
2,690	6.500%, 02/09/40	3,175
13,399	6.875%, 01/26/39	16,420
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,073
993	4.125%, 11/03/22	1,005
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,318
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,069

		83,902

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,214
2,842	3.050%, 08/15/25	2,836
448	7.500%, 11/01/18	521
1,341	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,589
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,072

		7,232

	Total Consumer Staples	229,680

	Energy — 2.1%
	Energy Equipment & Services — 0.2%
909	Cameron International Corp., 4.000%, 12/15/23	928
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,702
1,267	Ensco plc, (United Kingdom), 5.200%, 03/15/25	1,044
	Halliburton Co.,
2,229	3.375%, 11/15/22	2,241
2,882	3.500%, 08/01/23	2,875
2,098	4.850%, 11/15/35	2,116
673	6.150%, 09/15/19	764
4,529	7.450%, 09/15/39	5,955
2,242	7.600%, 08/15/96 (e)	2,864
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	962
1,205	5.000%, 09/15/20	1,146
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,396
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	591
1,661	4.000%, 03/16/18	1,569
557	5.250%, 03/15/42	353
2,200	6.050%, 03/01/41	1,470
2,543	6.950%, 04/01/45	1,837
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	2,997
	Transocean, Inc., (Cayman Islands),
2,491	4.300%, 10/15/22	1,594
3,712	6.500%, 11/15/20	2,932
4,534	6.875%, 12/15/21	3,405
448	7.500%, 04/15/31	287
1,334	7.850%, 12/15/41	869
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	1,697
844	5.950%, 04/15/42	534
986	6.500%, 08/01/36	631
2,390	9.875%, 03/01/39	2,160

		47,919

	Oil, Gas & Consumable Fuels — 1.9%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,332
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,165
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,680
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,777
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,917
	Apache Corp.,
853	3.250%, 04/15/22	840
3,611	4.750%, 04/15/43	3,407
2,242	6.900%, 09/15/18	2,521
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,603
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,697
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,983
5,991	1.846%, 05/05/17	6,044
5,200	2.237%, 05/10/19	5,205
3,779	2.750%, 05/10/23	3,656
2,273	3.245%, 05/06/22	2,299
4,509	3.506%, 03/17/25	4,528
7,135	3.814%, 02/10/24	7,327
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,040
2,000	4.350%, 10/15/24	1,799
2,500	4.875%, 02/01/21	2,503
5,130	5.850%, 11/15/43	4,198
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	589
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,327
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,266
359	5.900%, 02/01/18	383
4,152	6.250%, 03/15/38	4,309
1,300	6.450%, 06/30/33	1,395
1,794	6.750%, 02/01/39	1,933

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
359	7.200%, 01/15/32	404
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,476
2,695	4.450%, 09/15/42	2,126
5,616	6.750%, 11/15/39	5,862
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,648
4,574	4.950%, 03/03/19	5,039
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,522
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,522
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	592
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,455
1,794	5.750%, 02/01/19	1,996
1,300	6.000%, 01/15/20	1,479
1,300	6.500%, 02/01/39	1,551
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,141
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,879
6,343	3.350%, 11/15/24	6,255
3,518	3.350%, 05/15/25	3,438
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	4,941
2,807	4.750%, 05/15/42	2,447
1,731	6.300%, 01/15/19	1,911
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	2,850
5,409	5.375%, 06/26/26	4,895
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,239
1,027	6.500%, 08/15/34	923
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,120
6,594	4.750%, 01/15/26	5,903
2,519	5.150%, 03/15/45	1,904
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,767
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,102
5,421	4.150%, 06/01/25	4,790
3,250	5.050%, 04/01/45	2,514
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	2,861
2,600	3.750%, 02/15/25	2,460
2,687	3.900%, 02/15/24	2,612
3,048	4.900%, 05/15/46	2,720
1,189	4.950%, 10/15/54	1,002
1,758	5.100%, 02/15/45	1,597
1,100	Series J, 5.750%, 03/01/35	1,100
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,103
4,753	4.100%, 02/01/21	5,062
1,614	6.875%, 10/01/18	1,831
7,000	Exxon Mobil Corp., 2.397%, 03/06/22	6,942
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,308
920	6.300%, 08/15/17 (e)	965
1,507	Hess Corp., 7.875%, 10/01/29	1,781
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,123
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,287
10,149	7.875%, 09/15/31	12,493
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,123
7,133	5.150%, 10/15/43	6,578
1,794	6.550%, 07/15/19	1,993
	Marathon Oil Corp.,
6,517	3.850%, 06/01/25	5,840
2,528	5.900%, 03/15/18	2,702
2,511	6.000%, 10/01/17	2,664
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,857
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	1,988
4,694	5.625%, 05/01/21	4,741
3,566	5.875%, 06/01/22	3,579
	Occidental Petroleum Corp.,
2,179	1.750%, 02/15/17	2,191
6,636	3.500%, 06/15/25	6,679
	ONEOK Partners LP,
7,700	3.800%, 03/15/20	7,521
13,625	4.900%, 03/15/25	12,325
1,825	6.650%, 10/01/36	1,619

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	3,446
6,459	5.375%, 01/27/21	5,108
13,552	6.250%, 03/17/24	10,642
986	6.750%, 01/27/41	670
2,115	6.850%, 06/05/15[1]	1,417
1,794	7.875%, 03/15/19	1,666
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,484
2,870	6.800%, 05/15/38	3,527
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	4,154
6,403	4.500%, 01/23/26 (e)	6,037
2,165	4.875%, 01/18/24	2,121
4,898	5.500%, 06/27/44 (e)	4,016
4,042	5.625%, 01/23/46 (e)	3,365
4,650	6.375%, 01/23/45	4,290
4,700	6.625%, 06/15/35	4,583
	Phillips 66,
2,099	2.950%, 05/01/17	2,139
1,181	4.300%, 04/01/22	1,242
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,878
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,851
7,000	3.600%, 11/01/24	6,078
16,535	4.650%, 10/15/25	15,512
9,221	4.900%, 02/15/45	7,202
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,313
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	5,594
2,197	5.650%, 03/01/20	2,343
2,233	7.500%, 09/15/38	2,345
4,475	8.000%, 10/01/19	5,120
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,660
4,750	3.500%, 03/15/25	4,363
1,866	4.500%, 03/15/45	1,544
1,801	5.950%, 09/25/43	1,850
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,903
2,430	2.450%, 01/17/23	2,332
5,765	2.650%, 01/15/24	5,553
1,256	2.750%, 11/10/21	1,253
2,646	3.125%, 08/17/17	2,729
2,064	3.150%, 01/23/22	2,098
3,461	3.250%, 11/10/24	3,465
1,673	4.250%, 11/23/41	1,655
3,318	5.250%, 04/15/19	3,659
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,396
1,704	6.100%, 06/01/18	1,859
807	6.850%, 06/01/39	993
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,638
5,160	4.400%, 04/01/21	5,147
1,840	5.300%, 04/01/44	1,425
6,969	5.350%, 05/15/45	5,424
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	5,961
1,489	5.850%, 02/01/37	1,272
1,426	6.250%, 02/01/38	1,169
4,802	7.750%, 06/01/19	5,212
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,696
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,351
3,139	8.125%, 02/15/30	4,171
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.701%, 01/15/16	1,508
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,227
1,894	1.500%, 02/17/17	1,904
5,044	1.550%, 06/28/17	5,067
1,256	2.700%, 01/25/23	1,233
5,000	2.750%, 06/19/21	5,042
1,989	3.750%, 04/10/24	2,067
8,968	Total Capital S.A., (France), 2.300%, 03/15/16	9,011
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,484
1,704	6.500%, 08/15/18	1,894
2,377	7.125%, 01/15/19	2,717
1,883	7.250%, 08/15/38	2,344
607	Western Gas Partners LP, 5.375%, 06/01/21	633

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued

		535,113

	Total Energy	583,032

	Financials — 8.4%
	Banks — 3.5%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,708
3,394	2.500%, 10/30/18 (e)	3,431
3,079	4.750%, 07/28/25 (e)	3,094
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,234
3,016	2.850%, 08/06/20 (e)	3,060
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,516
8,932	2.400%, 11/23/16 (e)	9,055
2,571	4.875%, 01/12/21 (e)	2,846
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,391
7,220	3.300%, 01/11/23	7,214
2,140	3.625%, 03/17/16	2,157
4,000	3.875%, 03/22/17	4,122
24,248	3.875%, 08/01/25	24,812
3,403	4.000%, 04/01/24	3,516
11,538	4.000%, 01/22/25	11,451
1,890	4.100%, 07/24/23	1,975
6,055	4.250%, 10/22/26	6,078
11,565	5.000%, 05/13/21	12,724
5,830	5.625%, 10/14/16	6,052
15,875	5.625%, 07/01/20	17,838
4,155	5.750%, 12/01/17	4,472
2,960	5.875%, 01/05/21	3,375
19,000	6.400%, 08/28/17	20,523
4,485	6.500%, 08/01/16	4,644
5,693	6.875%, 04/25/18	6,336
3,140	7.625%, 06/01/19	3,680
8,400	Series L, 2.250%, 04/21/20	8,267
5,000	Series L, 2.650%, 04/01/19	5,057
8,782	Series L, 3.950%, 04/21/25	8,674
7,155	Series L, 5.650%, 05/01/18	7,758
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	5,996
6,305	2.375%, 01/25/19	6,383
7,632	2.550%, 11/06/22	7,570
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,478
13,000	1.700%, 06/11/18	12,998
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,593
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,008
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,424
3,878	3.750%, 05/15/24	3,957
3,318	6.050%, 12/04/17 (e)	3,556
986	Series 1, 5.000%, 09/22/16	1,017
	Barclays plc, (United Kingdom),
3,961	2.875%, 06/08/20	3,973
4,694	3.650%, 03/16/25	4,551
2,605	5.250%, 08/17/45	2,697
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,345
6,000	2.625%, 06/29/20	6,066
5,605	3.950%, 04/29/16	5,677
2,466	5.250%, 11/01/19	2,710
1,480	6.850%, 04/30/19	1,696
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,708
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,316
12,882	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	12,895
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,572
5,909	Capital One N.A., 2.350%, 08/17/18	5,911
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,412
5,915	1.800%, 02/05/18	5,912
5,000	1.850%, 11/24/17	5,002
7,289	2.150%, 07/30/18	7,331
5,000	2.400%, 02/18/20	4,985
5,806	3.750%, 06/16/24	5,961
1,494	3.875%, 10/25/23	1,551
6,200	4.300%, 11/20/26	6,248
2,450	4.400%, 06/10/25	2,491
3,750	4.650%, 07/30/45	3,816
1,655	5.300%, 05/06/44	1,737
4,296	5.500%, 09/13/25	4,718
1,842	5.875%, 01/30/42	2,152

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
12,107	6.000%, 08/15/17	13,024
4,798	6.125%, 11/21/17	5,211
3,363	6.625%, 01/15/28	4,109
2,556	8.125%, 07/15/39	3,738
1,250	Comerica Bank, 5.200%, 08/22/17	1,323
1,148	Comerica, Inc., 3.800%, 07/22/26	1,139
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,359
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
5,500	2.250%, 01/14/20	5,507
2,243	3.375%, 01/19/17	2,296
11,498	3.875%, 02/08/22	12,157
7,438	4.375%, 08/04/25	7,590
3,139	5.800%, 09/30/10[2] (e)	3,410
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20 (e)	1,756
2,429	3.750%, 03/26/25 (e)	2,376
3,089	4.875%, 05/15/45 (e)	3,092
	Discover Bank,
2,185	2.600%, 11/13/18	2,193
6,500	3.200%, 08/09/21	6,437
3,657	4.200%, 08/08/23	3,802
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,468
5,562	2.875%, 07/27/20	5,582
1,300	5.450%, 01/15/17	1,357
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,136
2,846	2.875%, 10/01/21	2,830
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,153
5,346	4.125%, 08/12/20 (e)	5,749
8,968	4.750%, 01/19/21 (e)	9,900
	HSBC Holdings plc, (United Kingdom),
12,977	4.000%, 03/30/22	13,687
2,932	4.250%, 08/18/25	2,952
6,457	4.875%, 01/14/22	7,112
6,457	6.100%, 01/14/42	8,124
	Huntington National Bank (The),
709	2.000%, 06/30/18	708
6,583	2.875%, 08/20/20	6,578
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,246
4,225	KeyBank N.A., 3.180%, 05/22/22	4,272
	KeyCorp,
2,136	2.900%, 09/15/20	2,138
2,200	5.100%, 03/24/21	2,424
4,356	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	4,354
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,402
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,002
3,167	2.650%, 09/25/19 (e)	3,187
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,209
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,105
6,278	3.000%, 07/27/16 (e)	6,364
3,587	National City Bank, 5.800%, 06/07/17	3,808
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,232
13,766	3.125%, 03/20/17 (e)	14,086
850	4.250%, 09/21/22 (e)	875
5,558	4.875%, 05/13/21 (e)	6,009
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,203
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,531
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,165
5,000	3.300%, 03/08/22	5,149
4,066	4.375%, 08/11/20	4,410
5,112	5.125%, 02/08/20	5,673
1,103	5.625%, 02/01/17	1,153
3,677	6.700%, 06/10/19	4,237
	Royal Bank of Canada, (Canada),
3,885	1.200%, 01/23/17	3,894
6,315	1.200%, 09/19/17	6,296
8,000	1.875%, 02/05/20	7,933
10,700	2.000%, 10/01/18	10,776
1,345	2.200%, 07/27/18	1,360
3,648	2.300%, 07/20/16	3,684
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,586
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,725

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,423
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,898
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,495
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	960
505	7.250%, 03/15/18	561
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,095
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,598
1,501	1.625%, 03/13/18	1,502
4,828	1.750%, 07/23/18	4,833
4,063	2.250%, 11/05/19	4,081
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,072
3,289	3.000%, 03/15/22	3,363
3,191	4.125%, 05/24/21	3,462
1,256	7.500%, 06/01/26	1,617
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,668
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,915
29,966	5.750%, 02/01/18	32,564
	Wells Fargo & Co.,
10,156	2.600%, 07/22/20	10,232
4,811	3.000%, 02/19/25	4,671
3,920	3.300%, 09/09/24	3,912
8,071	3.500%, 03/08/22	8,374
4,357	4.100%, 06/03/26	4,428
4,489	4.300%, 07/22/27	4,622
7,623	4.600%, 04/01/21	8,359
6,442	4.650%, 11/04/44	6,310
2,755	5.606%, 01/15/44	3,077
8,237	5.625%, 12/11/17	8,906
14,977	SUB, 3.676%, 06/15/16	15,213
7,300	Series N, 2.150%, 01/30/20	7,267
	Wells Fargo Bank N.A.,
2,000	5.750%, 05/16/16	2,045
13,622	6.000%, 11/15/17	14,775
3,973	VAR, 0.667%, 03/15/16	3,974
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,354
5,874	2.450%, 11/28/16 (e)	5,956
9,606	4.875%, 11/19/19	10,530

		973,928

	Capital Markets — 1.8%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,949
	Bank of New York Mellon Corp. (The),
4,310	2.200%, 03/04/19	4,338
4,471	2.400%, 01/17/17	4,537
3,617	2.600%, 08/17/20	3,652
3,800	3.250%, 09/11/24	3,830
3,089	3.550%, 09/23/21	3,253
3,335	3.650%, 02/04/24	3,471
3,363	4.600%, 01/15/20	3,663
1,667	Series G, 2.200%, 05/15/19	1,679
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,432
3,515	3.500%, 03/18/24	3,611
8,335	Series 2, 5.000%, 12/10/19	9,262
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,935
12,555	5.875%, 03/15/21 (e)	14,419
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,920
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,462
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,952
3,733	2.300%, 05/28/19	3,751
1,626	3.000%, 10/29/21	1,633
2,700	3.625%, 09/09/24	2,722
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,284
10,000	2.950%, 08/20/20	10,027
7,819	6.000%, 09/01/17	8,332
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,776
	Goldman Sachs Group, Inc. (The),
6,428	2.600%, 04/23/20	6,461
2,400	2.625%, 01/31/19	2,443
2,975	2.750%, 09/15/20	2,994
2,282	2.900%, 07/19/18	2,340
4,008	3.500%, 01/23/25	3,990
5,798	3.625%, 02/07/16	5,829
2,287	3.625%, 01/22/23	2,348

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,971	3.750%, 05/22/25	3,011
4,341	3.850%, 07/08/24	4,445
4,400	4.000%, 03/03/24	4,556
734	4.250%, 10/21/25	736
6,033	5.250%, 07/27/21	6,755
8,750	5.375%, 03/15/20	9,741
6,753	5.750%, 01/24/22	7,743
14,869	5.950%, 01/18/18	16,142
5,397	6.150%, 04/01/18	5,916
1,435	6.750%, 10/01/37	1,720
29,379	7.500%, 02/15/19	34,203
13,156	Series D, 6.000%, 06/15/20	15,023
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,492
9,890	3.750%, 03/07/17 (e)	10,170
	Invesco Finance plc, (United Kingdom),
2,510	3.750%, 01/15/26	2,544
3,914	4.000%, 01/30/24	4,062
	Jefferies Group LLC,
2,466	5.125%, 04/13/18	2,586
5,022	6.450%, 06/08/27	5,307
8,295	6.875%, 04/15/21	9,352
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,038
6,300	2.850%, 07/29/20 (e)	6,354
6,300	4.000%, 07/29/25 (e)	6,418
23,630	5.000%, 02/22/17 (e)	24,579
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,548
9,649	6.250%, 01/14/21 (e)	10,868
	Morgan Stanley,
1,473	2.375%, 07/23/19	1,483
4,100	2.650%, 01/27/20	4,131
13,243	2.800%, 06/16/20	13,391
7,335	3.700%, 10/23/24	7,459
3,724	3.950%, 04/23/27	3,640
19,814	4.000%, 07/23/25	20,573
1,640	4.350%, 09/08/26	1,667
3,608	5.000%, 11/24/25	3,888
4,663	5.450%, 01/09/17	4,872
6,729	5.500%, 07/24/20	7,564
3,228	5.500%, 07/28/21	3,663
12,752	5.625%, 09/23/19	14,193
2,910	5.750%, 01/25/21	3,316
960	5.950%, 12/28/17	1,040
3,968	6.625%, 04/01/18	4,392
7,533	7.300%, 05/13/19	8,773
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,542
2,610	6.700%, 03/04/20	3,014
	State Street Corp.,
3,191	3.100%, 05/15/23	3,172
17,629	3.550%, 08/18/25	18,173
5,771	3.700%, 11/20/23	6,027
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,275
	UBS AG, (Switzerland),
976	4.875%, 08/04/20	1,079
1,644	5.750%, 04/25/18	1,784
596	5.875%, 12/20/17	645

		488,360

	Consumer Finance — 0.8%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,728
2,466	American Express Co., 7.000%, 03/19/18	2,751
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,542
2,490	2.375%, 03/24/17	2,525
7,590	2.375%, 05/26/20	7,584
7,224	2.800%, 09/19/16	7,331
4,049	Series F, 2.600%, 09/14/20	4,069
	American Honda Finance Corp.,
3,055	1.500%, 09/11/17 (e)	3,055
2,626	1.600%, 02/16/18 (e)	2,624
3,696	2.125%, 02/28/17 (e)	3,743
598	2.250%, 08/15/19	603
10,292	2.600%, 09/20/16 (e)	10,438
1,335	7.625%, 10/01/18 (e)	1,537
	Capital One Financial Corp.,
3,175	3.200%, 02/05/25	3,063
8,188	3.500%, 06/15/23	8,245
2,225	4.200%, 10/29/25	2,217
2,244	4.750%, 07/15/21	2,439
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,368
3,873	2.850%, 06/01/22	3,857
897	5.450%, 04/15/18	976

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
807	5.500%, 03/15/16	818
3,139	7.050%, 10/01/18	3,576
538	7.150%, 02/15/19	624
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,144
2,690	2.145%, 01/09/18	2,677
6,244	2.240%, 06/15/18	6,207
2,196	2.375%, 03/12/19	2,165
10,210	3.000%, 06/12/17	10,334
10,853	3.984%, 06/15/16	10,998
7,923	4.134%, 08/04/25	7,936
3,001	4.207%, 04/15/16	3,036
1,200	4.250%, 02/03/17	1,230
3,446	4.250%, 09/20/22	3,576
2,881	VAR, 1.594%, 05/09/16	2,887
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,165
7,227	3.200%, 07/13/20	7,128
	HSBC Finance Corp.,
200	5.500%, 01/19/16	201
276	7.350%, 11/27/32	344
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,666
7,174	2.350%, 03/05/20	7,135
7,405	2.750%, 08/07/20	7,447
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,850
1,073	1.700%, 01/15/20	1,052
2,915	2.450%, 09/11/20	2,923
3,237	2.800%, 01/27/23	3,190
2,234	3.150%, 10/15/21	2,288
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,310
	PACCAR Financial Corp.,
4,103	1.400%, 05/18/18	4,071
3,536	1.600%, 03/15/17	3,557
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,497
5,109	1.450%, 01/12/18	5,108
4,484	1.750%, 05/22/17	4,527

		217,362

	Diversified Financial Services — 1.1%
6,654	Bank of America N.A., 5.300%, 03/15/17	6,956
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,843
5,254	3.750%, 08/15/21	5,655
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,459
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,937
5,537	3.000%, 03/15/25	5,473
1,004	5.300%, 09/15/43	1,152
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	7,881
	GE Capital International Funding Co., (Ireland),
44,099	2.342%, 11/15/20 (e)	43,990
17,059	3.373%, 11/15/25 (e)	17,256
10,575	4.418%, 11/15/35 (e)	10,848
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,242
2,854	1.600%, 11/20/17	2,877
1,318	2.100%, 12/11/19	1,319
6,863	2.300%, 04/27/17	6,973
1,718	3.100%, 01/09/23	1,758
4,815	3.150%, 09/07/22	4,928
3,698	4.375%, 09/16/20	4,049
1,554	4.625%, 01/07/21	1,718
3,338	4.650%, 10/17/21	3,721
459	5.300%, 02/11/21	522
1,345	5.400%, 02/15/17	1,417
5,046	5.500%, 01/08/20	5,720
6,636	5.625%, 09/15/17	7,141
20,649	5.625%, 05/01/18	22,596
488	5.875%, 01/14/38	598
1,361	6.000%, 08/07/19	1,554
232	6.875%, 01/10/39	318
3,139	VAR, 0.532%, 02/15/17	3,133
2,373	Series A, 6.750%, 03/15/32	3,112
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,130
5,021	4.000%, 10/15/23	5,196
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,326
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,378
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,874

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
12,505	Series KK, 3.550%, 01/15/24	13,299
8,428	Series Z, 4.375%, 03/15/19	9,113
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,378
8,042	2.125%, 05/11/20	8,014
7,389	4.125%, 05/11/35	7,368
2,690	4.300%, 09/22/19	2,901
7,695	4.375%, 03/25/20	8,348
5,381	6.375%, 12/15/38	6,728
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,398
3,421	4.400%, 05/27/45 (e)	3,549
1,211	5.750%, 10/17/16 (e)	1,258

		302,404

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,404
3,418	2.875%, 11/03/22	3,397
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,744
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,661
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,675
3,407	3.875%, 01/15/35	3,080
4,478	4.125%, 02/15/24	4,661
6,665	4.700%, 07/10/35	6,666
	Aon Corp.,
2,227	3.125%, 05/27/16	2,251
1,496	6.250%, 09/30/40	1,729
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	866
2,326	3.000%, 05/15/22	2,392
2,795	4.300%, 05/15/43	2,725
13,241	4.400%, 05/15/42	13,142
10,493	5.400%, 05/15/18	11,473
1,166	5.750%, 01/15/40	1,373
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,110
4,540	CNA Financial Corp., 3.950%, 05/15/24	4,548
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,576
2,690	4.700%, 06/01/18 (e)	2,862
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,279
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,421
1,457	4.850%, 06/24/21	1,577
5,001	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	4,982
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	1,906
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,491
3,346	2.500%, 10/17/22 (e)	3,218
2,435	3.125%, 04/14/16 (e)	2,458
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,908
2,000	4.875%, 11/13/43	2,101
731	Series A, 6.817%, 08/15/18	826
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,068
6,421	1.875%, 06/22/18 (e)	6,434
2,901	3.125%, 01/11/16 (e)	2,909
11,927	3.650%, 06/14/18 (e)	12,458
12,858	3.875%, 04/11/22 (e)	13,529
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	16,844
	New York Life Global Funding,
1,345	0.800%, 02/12/16 (e)	1,346
1,806	1.950%, 02/11/20 (e)	1,786
29,382	2.150%, 06/18/19 (e)	29,388
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,734
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,677
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,336
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,297
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,594
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,586
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,055

		250,543

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,890

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
2,270	5.000%, 02/15/24	2,413
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,394
6,220	3.070%, 03/15/23 (e)	6,060
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,794
3,489	6.650%, 01/15/18	3,708
3,775	ERP Operating LP, 4.625%, 12/15/21	4,117
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,075
2,651	3.400%, 02/01/25	2,464
8,366	3.875%, 08/15/24	8,131
1,349	4.200%, 03/01/24	1,352
2,228	4.250%, 11/15/23	2,249
5,043	National Retail Properties, Inc., 4.000%, 11/15/25	5,017
	Prologis LP,
846	3.750%, 11/01/25	847
2,567	4.250%, 08/15/23	2,712
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,334
3,410	3.375%, 10/01/24	3,436
2,090	3.750%, 02/01/24	2,172
3,838	4.125%, 12/01/21	4,118
3,138	4.375%, 03/01/21	3,407
3,296	6.125%, 05/30/18	3,673
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,848
1,882	3.750%, 05/01/24	1,851
2,746	4.125%, 01/15/26	2,743
	Welltower, Inc.,
1,639	4.000%, 06/01/25	1,616
4,002	4.500%, 01/15/24	4,124

		93,545

	Thrifts & Mortgage Finance — 0.0% (g)
5,650	BPCE S.A., (France), 1.625%, 01/26/18	5,622

	Total Financials	2,331,764

	Health Care — 0.9%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,052
3,005	3.625%, 05/22/24	2,999
6,278	3.875%, 11/15/21	6,612
4,036	4.950%, 10/01/41	4,005
13,004	5.150%, 11/15/41	13,174
2,106	5.650%, 06/15/42	2,311
1,771	5.700%, 02/01/19	1,963
3,176	5.750%, 03/15/40	3,454
	Baxalta, Inc.,
3,356	3.600%, 06/23/22 (e)	3,331
1,096	5.250%, 06/23/45 (e)	1,102
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,561
1,383	5.200%, 09/15/45	1,389
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,787
8,865	3.250%, 08/15/22	8,861
4,175	3.625%, 05/15/24	4,147
4,195	5.000%, 08/15/45	4,195
	Gilead Sciences, Inc.,
3,532	3.250%, 09/01/22	3,576
3,849	3.500%, 02/01/25	3,865
758	4.600%, 09/01/35	771

		78,155

	Health Care Equipment & Supplies — 0.0% (g)
1,589	Baxter International, Inc., 1.850%, 06/15/18	1,582
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,042
1,537	3.734%, 12/15/24	1,565
628	5.000%, 05/15/19	683
	Medtronic, Inc.,
5,206	3.150%, 03/15/22	5,285
6,490	4.375%, 03/15/35	6,632

		16,789

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,778
2,959	6.750%, 12/15/37	3,737
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,531
4,210	3.125%, 05/15/22	4,148
2,354	3.300%, 01/15/23	2,332
3,477	4.625%, 05/15/42	3,365
3,394	4.650%, 01/15/43	3,297
4,149	4.650%, 08/15/44	3,991
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,704

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
4,500	3.750%, 09/15/25	4,569
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	6,103
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,363
1,253	McKesson Corp., 0.950%, 12/04/15	1,253
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,131
4,275	Texas Health Resources, 4.330%, 11/15/55	4,101
	UnitedHealth Group, Inc.,
3,636	1.900%, 07/16/18	3,665
1,615	2.750%, 02/15/23	1,586
2,690	2.875%, 03/15/23	2,669
4,532	3.350%, 07/15/22	4,655
5,955	3.375%, 11/15/21	6,171
3,829	4.625%, 07/15/35	4,040
4,888	6.625%, 11/15/37	6,249

		80,438

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,046
3,893	4.150%, 02/01/24	4,078

		5,124

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,552
7,466	2.500%, 05/14/20	7,416
4,991	2.900%, 11/06/22	4,855
2,709	3.200%, 11/06/22	2,684
5,015	4.500%, 05/14/35	4,872
	Actavis Funding SCS, (Luxembourg),
3,111	3.000%, 03/12/20	3,153
3,041	3.450%, 03/15/22	3,075
4,855	4.550%, 03/15/35	4,769
2,354	Actavis, Inc., 3.250%, 10/01/22	2,333
1,600	Allergan, Inc., 2.800%, 03/15/23	1,527
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,010
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,300
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,803
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,416
	Merck & Co., Inc.,
933	1.300%, 05/18/18	933
6,011	2.350%, 02/10/22	5,919
3,268	2.400%, 09/15/22	3,218
3,139	2.800%, 05/18/23	3,140
2,100	3.700%, 02/10/45	1,942
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,419
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,918
708	Wyeth LLC, 6.450%, 02/01/24	871
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,853
1,115	4.700%, 02/01/43	968

		82,946

	Total Health Care	263,452

	Industrials — 1.3%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,184
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	4,773
2,107	6.375%, 06/01/19 (e)	2,362
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,327
	Boeing Co. (The),
448	4.875%, 02/15/20	503
1,076	7.950%, 08/15/24	1,449
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,460
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,790
937	3.100%, 01/15/23	939
4,010	4.070%, 12/15/42	3,719
897	4.250%, 11/15/19	965
1,198	4.500%, 05/15/36	1,215
1,569	4.850%, 09/15/41	1,612
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,376
	Precision Castparts Corp.,
2,121	0.700%, 12/20/15	2,121
8,650	3.250%, 06/15/25	8,601
2,180	Raytheon Co., 3.150%, 12/15/24	2,193
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,791
4,552	3.100%, 06/01/22	4,652

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
4,246	4.150%, 05/15/45	4,070
6,022	4.500%, 06/01/42	6,111

		62,213

	Air Freight & Logistics — 0.0% (g)
1,806	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,041
2,232	FedEx Corp., 3.900%, 02/01/35	2,054
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,632
717	SUB, 8.375%, 04/01/30	1,014
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,609

		9,350

	Airlines — 0.1%
3,130	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,169
1,025	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,089
3,347	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,569
329	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	357
3,083	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,422
1,711	Continental Airlines 2012-2 Class A Pass-Through Trust, Series A, 4.000%, 10/29/24	1,753
2,376	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,507
817	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	873
2,756	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	2,907

		19,646

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,579
2,809	4.875%, 07/15/42	2,008
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,629
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,419
	Waste Management, Inc.,
1,062	3.900%, 03/01/35	995
1,690	4.750%, 06/30/20	1,841

		15,471

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,507
2,092	2.875%, 05/08/22	2,066
928	4.375%, 05/08/42	931
4,910	Fluor Corp., 3.375%, 09/15/21	5,052

		9,556

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,416
1,247	4.000%, 11/02/32	1,191
2,377	5.600%, 05/15/18	2,572
1,794	7.625%, 04/01/24	2,258

		7,437

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
2,500	2.400%, 09/15/20	2,513
3,361	3.900%, 06/23/21	3,595
	General Electric Co.,
3,043	2.700%, 10/09/22	3,052
4,366	3.375%, 03/11/24	4,527
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,914
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	2,946
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,743
1,494	5.750%, 03/11/18	1,610
493	7.200%, 06/01/26	598
6,588	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	6,577
1,261	Roper Technologies, Inc., 3.000%, 12/15/20	1,261
1,540	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	1,596

		39,932

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,683
1,913	2.600%, 06/26/22	1,866
	Deere & Co.,
5,382	2.600%, 06/08/22	5,335
2,386	3.900%, 06/09/42	2,257
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,520
695	Ingersoll-Rand Co., 6.391%, 11/15/27	772

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	3,913
695	5.500%, 05/15/18	754

		31,100

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,777
3,821	3.050%, 03/15/22	3,871
1,865	3.450%, 09/15/21	1,921
1,272	3.600%, 09/01/20	1,329
2,365	3.750%, 04/01/24	2,433
4,018	4.375%, 09/01/42	3,813
3,150	4.700%, 09/01/45	3,187
3,380	5.150%, 09/01/43	3,607
9,266	5.400%, 06/01/41	10,070
3,282	5.650%, 05/01/17	3,478
1,502	5.750%, 03/15/18	1,639
3,244	5.750%, 05/01/40	3,685
538	6.700%, 08/01/28	660
1,166	7.290%, 06/01/36	1,506
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,478
7,086	6.125%, 09/15/15[1]	7,231
1,345	7.125%, 10/15/31	1,663
	CSX Corp.,
3,200	3.400%, 08/01/24	3,208
2,659	3.950%, 05/01/50	2,308
1,516	4.100%, 03/15/44	1,398
1,781	4.250%, 06/01/21	1,894
3,498	5.500%, 04/15/41	3,842
628	7.375%, 02/01/19	724
3,587	7.900%, 05/01/17	3,906
	ERAC USA Finance LLC,
3,474	4.500%, 08/16/21 (e)	3,697
2,388	5.250%, 10/01/20 (e)	2,631
3,104	5.625%, 03/15/42 (e)	3,337
359	6.375%, 10/15/17 (e)	388
4,417	6.700%, 06/01/34 (e)	5,226
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,477
4,957	3.250%, 12/01/21	4,968
2,888	3.950%, 10/01/42	2,528
51	5.590%, 05/17/25	59
3,049	6.000%, 03/15/05[3]	3,284
9,412	6.000%, 05/23/11[4]	10,083
121	7.700%, 05/15/17	131
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,777
5,795	3.375%, 02/01/22 (e)	5,663
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,891
4,930	2.500%, 05/11/20	4,833
3,451	2.875%, 09/01/20	3,446
2,412	3.600%, 03/01/16	2,425
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,306
1,230	3.646%, 02/15/24	1,287
3,935	4.163%, 07/15/22	4,276
1,435	4.300%, 06/15/42	1,455
919	4.821%, 02/01/44	1,006
207	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	221
3,500	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,384

		148,407

	Trading Companies & Distributors — 0.0% (g)
4,364	WW Grainger, Inc., 4.600%, 06/15/45	4,548

	Total Industrials	347,660

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,528
6,539	3.000%, 06/15/22	6,672
1,822	3.500%, 06/15/25	1,889
4,500	3.625%, 03/04/24	4,733
1,345	5.500%, 02/22/16	1,360
4,179	5.500%, 01/15/40	4,914
4,475	5.900%, 02/15/39	5,471

		26,567

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,724
1,595	4.500%, 03/01/23	1,617
4,157	6.000%, 04/01/20	4,544

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
2,421	6.875%, 06/01/18	2,649
11,025	7.500%, 01/15/27	13,070

		23,604

	Internet Software & Services — 0.1%
	eBay, Inc.,
9,053	2.600%, 07/15/22	8,477
5,750	3.450%, 08/01/24	5,512
1,851	4.000%, 07/15/42	1,440

		15,429

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,598
	International Business Machines Corp.,
4,972	1.250%, 02/08/18	4,960
23,206	1.625%, 05/15/20	22,835
4,619	1.950%, 07/22/16	4,657
683	4.000%, 06/20/42	632
592	6.220%, 08/01/27	736
7,578	7.625%, 10/15/18	8,809
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,778
1,587	4.500%, 05/15/21	1,606
4,529	5.625%, 12/15/19	4,843
2,870	6.750%, 02/01/17	3,022

		56,476

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,105	3.100%, 07/29/22	2,162
2,274	3.300%, 10/01/21	2,381
4,598	3.700%, 07/29/25	4,789
8,173	4.000%, 12/15/32	8,014
3,089	4.900%, 07/29/45	3,262
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,045
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,736

		32,389

	Software — 0.3%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,290
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,065
3,037	2.125%, 11/15/22	2,953
4,650	2.375%, 02/12/22	4,612
10,221	2.375%, 05/01/23	10,049
3,459	3.500%, 02/12/35	3,182
7,202	3.625%, 12/15/23	7,649
3,620	4.000%, 02/12/55	3,222
3,974	4.200%, 11/03/35	4,015
1,089	4.500%, 10/01/40	1,131
4,348	4.750%, 11/03/55	4,372
	Oracle Corp.,
14,625	2.950%, 05/15/25	14,297
1,295	3.625%, 07/15/23	1,347
3,085	4.300%, 07/08/34	3,100
14,500	4.375%, 05/15/55	13,488
4,753	5.000%, 07/08/19	5,262
2,081	5.250%, 01/15/16	2,093
3,049	5.750%, 04/15/18	3,353
2,300	6.125%, 07/08/39	2,804
1,749	6.500%, 04/15/38	2,211
4,103	Series NOTE, 2.800%, 07/08/21	4,169

		98,664

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,144
15,286	2.400%, 05/03/23	14,932
13,459	2.850%, 05/06/21	13,811
12,828	3.200%, 05/13/25	12,998
4,375	3.450%, 02/09/45	3,758
6,866	VAR, 0.584%, 05/03/18	6,865
1,704	Dell, Inc., 7.100%, 04/15/28	1,653
	HP, Inc.,
3,233	4.300%, 06/01/21	3,226
2,541	4.375%, 09/15/21	2,549
2,837	4.650%, 12/09/21	2,860
6,352	6.000%, 09/15/41	5,846

		80,642

	Total Information Technology	333,771

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	2,958
3,557	4.125%, 03/15/35	3,066
4,962	5.250%, 01/15/45	4,808
9,510	CF Industries, Inc., 7.125%, 05/01/20	10,905
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,825

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
5,750	3.500%, 10/01/24	5,609
8,120	4.125%, 11/15/21	8,575
1,727	5.250%, 11/15/41	1,701
1,206	7.375%, 11/01/29	1,513
875	8.550%, 05/15/19	1,046
	E.I. du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,381
1,345	5.600%, 12/15/36	1,451
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,650
897	5.500%, 12/08/41	993
1,259	Monsanto Co., 4.700%, 07/15/64	1,058
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	1,989
7,080	4.250%, 11/15/23	7,102
449	4.875%, 11/15/41	416
5,054	5.450%, 11/15/33	5,162
5,233	5.625%, 11/15/43	5,307
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,186
269	3.250%, 12/01/17	276
3,408	6.500%, 05/15/19	3,866
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,154
972	6.650%, 03/15/18	1,070
1,883	9.000%, 05/01/21	2,411
	Praxair, Inc.,
2,612	2.650%, 02/05/25	2,519
430	5.200%, 03/15/17	451
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,491
5,919	7.750%, 10/01/96	7,226

		100,165

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,805
6,052	5.125%, 05/18/45 (e)	6,167

		8,972

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,613	3.850%, 09/30/23	5,550
1,600	5.000%, 09/30/43	1,531
1,435	5.400%, 03/29/17	1,505
2,466	6.500%, 04/01/19	2,766
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,222
6,296	3.875%, 03/15/23	4,234
7,145	5.400%, 11/14/34	4,571
2,795	5.450%, 03/15/43	1,754
1,529	Nucor Corp., 4.000%, 08/01/23	1,530
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,569
	Rio Tinto Finance USA Ltd., (Australia),
3,367	3.750%, 09/20/21	3,428
1,794	9.000%, 05/01/19	2,152
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	3,977
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,558
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	1,504
4,904	4.750%, 01/15/22	2,722

		48,573

	Total Materials	157,710

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
5,835	2.450%, 06/30/20	5,779
21,417	3.000%, 06/30/22	21,180
7,297	3.400%, 05/15/25	7,081
4,301	3.875%, 08/15/21	4,484
9,748	4.300%, 12/15/42	8,531
4,439	4.350%, 06/15/45	3,875
3,143	4.450%, 05/15/21	3,378
3,297	4.500%, 05/15/35	3,094
3,777	4.750%, 05/15/46	3,538
9,509	5.350%, 09/01/40	9,486
4,722	5.500%, 02/01/18	5,103
6,457	6.300%, 01/15/38	7,195
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	1,913
15,000	BellSouth Corp., 6.550%, 06/15/34	15,844
173	BellSouth Telecommunications LLC, 6.300%, 12/15/15	173
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,212
2,511	5.950%, 01/15/18	2,726

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
879	9.625%, 12/15/30	1,291
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,651
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,311
2,087	4.875%, 03/06/42 (e)	2,145
1,816	6.000%, 07/08/19	2,043
5,201	8.750%, 06/15/30	7,294
	GTE Corp.,
3,049	6.940%, 04/15/28	3,632
897	8.750%, 11/01/21	1,124
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,831
11,667	3.482%, 06/16/25 (e)	11,471
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,061
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,849
5,695	9.000%, 03/01/31	8,243
7,308	Qwest Corp., 6.750%, 12/01/21	7,664
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,962
4,358	5.134%, 04/27/20	4,793
2,025	5.462%, 02/16/21	2,279
2,152	6.421%, 06/20/16	2,211
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,808
5,898	3.000%, 11/01/21	5,908
15,346	3.500%, 11/01/24	15,395
11,683	4.150%, 03/15/24	12,238
11,559	4.400%, 11/01/34	10,948
9,294	4.500%, 09/15/20	10,090
3,993	4.522%, 09/15/48	3,627
5,210	4.672%, 03/15/55	4,631
32,776	4.862%, 08/21/46	31,862
5,330	5.150%, 09/15/23	5,958
1,294	5.850%, 09/15/35	1,422
3,390	6.400%, 09/15/33	3,953
159	6.550%, 09/15/43	192
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	890
8,579	Verizon New England, Inc., 7.875%, 11/15/29	10,664
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	906
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,094
4,692	8.350%, 12/15/30	5,959
1,000	8.750%, 08/15/31	1,228

		316,220

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,851
3,250	3.125%, 07/16/22	3,218
2,457	6.125%, 03/30/40	2,789
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,650
2,242	8.750%, 05/01/32	3,038
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,790
7,443	1.625%, 03/20/17	7,464
675	2.500%, 09/26/22	637

		36,437

	Total Telecommunication Services	352,657

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,496
769	6.000%, 03/01/39	927
1,904	6.125%, 05/15/38	2,311
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,119
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,548
	Arizona Public Service Co.,
748	2.200%, 01/15/20	744
1,923	4.500%, 04/01/42	1,987
3,036	5.050%, 09/01/41	3,324
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,347
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,416
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,959
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	909
1,687	DTE Electric Co., 2.650%, 06/15/22	1,668
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,229
1,786	4.300%, 06/15/20	1,939

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,256	5.100%, 04/15/18	1,352
1,397	6.000%, 01/15/38	1,739
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,852
2,660	3.550%, 09/15/21	2,748
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,104
628	6.400%, 06/15/38	813
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,674
2,780	6.350%, 08/15/38	3,562
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,919
3,230	3.000%, 09/15/21	3,304
2,985	3.250%, 08/15/25	3,022
1,886	4.100%, 05/15/42	1,847
1,569	4.100%, 03/15/43	1,535
2,258	4.150%, 12/01/44	2,233
1,794	5.300%, 01/15/19	1,987
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,962
6,600	6.000%, 01/22/14[5] (e)	6,521
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,903
897	6.000%, 10/07/39 (e)	1,028
	Florida Power & Light Co.,
493	5.625%, 04/01/34	589
897	5.950%, 02/01/38	1,129
359	Georgia Power Co., 5.950%, 02/01/39	405
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,459
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,127
7,174	Series HY, 8.400%, 01/15/22	9,361
2,642	Series IO, 8.050%, 07/07/24	3,579
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,110
8,609	Series J, 3.200%, 03/15/23	8,544
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	303
4,031	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,403
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,204
8,968	5.300%, 10/01/41	9,800
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,789
628	MidAmerican Energy Co., 5.300%, 03/15/18	678
	Nevada Power Co.,
329	5.375%, 09/15/40	367
3,354	5.450%, 05/15/41	3,784
2,018	6.500%, 08/01/18	2,251
1,637	7.125%, 03/15/19	1,884
700	Series N, 6.650%, 04/01/36	896
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,624
1,076	6.000%, 03/01/19	1,185
1,076	7.875%, 12/15/15	1,079
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,076
1,457	4.881%, 08/15/19 (e)	1,565
2,242	Northern States Power Co., 6.250%, 06/01/36	2,859
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,518
560	Series M, 5.375%, 10/01/21	628
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,153
1,076	7.000%, 09/01/22	1,299
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,902
1,265	3.250%, 09/15/21	1,301
1,794	3.250%, 06/15/23	1,816
5,781	3.500%, 06/15/25	5,896
1,681	4.450%, 04/15/42	1,696
6,511	4.500%, 12/15/41	6,542
1,776	5.625%, 11/30/17	1,907
399	6.050%, 03/01/34	479
673	8.250%, 10/15/18	786
	PacifiCorp,
2,765	3.600%, 04/01/24	2,870
897	3.850%, 06/15/21	948
224	5.500%, 01/15/19	247
2,556	5.650%, 07/15/18	2,799
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,901
807	5.350%, 03/01/18	872

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
807	Pennsylvania Electric Co., 6.050%, 09/01/17	864
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,529
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,506
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,348
3,388	4.400%, 01/15/21	3,594
1,327	7.750%, 03/01/31	1,776
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,765
1,040	3.200%, 11/15/20	1,081
247	5.800%, 08/01/18	272
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,872
1,242	5.150%, 12/01/19	1,363
3,901	Series G, 6.625%, 11/15/37	4,715
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,302
740	5.300%, 05/01/18	803
1,021	5.375%, 11/01/39	1,190
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	362
	Southern California Edison Co.,
2,279	1.845%, 02/01/22	2,263
886	3.875%, 06/01/21	945
3,408	3.900%, 12/01/41	3,235
1,256	5.500%, 08/15/18	1,375
2,197	6.050%, 03/15/39	2,740
578	Series 08-A, 5.950%, 02/01/38	713
2,854	Series C, 3.500%, 10/01/23	2,979
2,666	Southern Co. (The), 1.950%, 09/01/16	2,686
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,624
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,075
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	702
1,280	3.450%, 02/15/24	1,313
4,125	5.400%, 04/30/18	4,483
717	5.950%, 09/15/17	773
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	238
1,161	6.250%, 12/01/15	1,161
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	581
829	4.800%, 09/15/41	854
3,049	6.500%, 07/01/36	3,761

		276,723

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,694
7,215	4.150%, 01/15/43	6,941
619	8.500%, 03/15/19	731
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,153
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	946
475	6.125%, 11/01/17	512
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,220

		15,197

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,101
5,381	4.000%, 10/01/20	5,565
1,665	5.750%, 10/01/41	1,654
	PSEG Power LLC,
2,879	4.150%, 09/15/21	2,979
2,456	4.300%, 11/15/23	2,461
1,964	5.500%, 12/01/15	1,964
1,125	8.625%, 04/15/31	1,436
	Southern Power Co.,
2,361	4.150%, 12/01/25	2,374
1,271	5.150%, 09/15/41	1,219

		21,753

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,689
1,392	4.400%, 06/01/43	1,278
10,518	5.875%, 03/15/41	11,722
6,009	6.375%, 07/15/16	6,199
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,585
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,735
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,254

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,334
1,256	5.650%, 04/15/20	1,425
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,411
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,327
1,840	Series C, 4.900%, 08/01/41	1,819
5,067	Series F, 5.250%, 08/01/33	5,317
	DTE Energy Co.,
6,150	3.300%, 06/15/22 (e)	6,203
1,400	Series F, 3.850%, 12/01/23	1,445
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,524
6,726	5.800%, 02/01/42	7,701
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,620
1,852	6.000%, 06/01/26	2,294
	Sempra Energy,
3,139	2.875%, 10/01/22	3,061
3,827	3.550%, 06/15/24	3,845
2,348	4.050%, 12/01/23	2,450
1,345	6.000%, 10/15/39	1,546
2,063	6.150%, 06/15/18	2,262
807	6.500%, 06/01/16	829
7,309	9.800%, 02/15/19	8,906
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,086

		97,867

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,368
3,354	6.593%, 10/15/37	4,391

		9,759

	Total Utilities	421,299

	Total Corporate Bonds (Cost $5,341,742)	5,408,698

Foreign Government Securities — 1.0%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	5,843
2,660	5.000%, 01/27/45	1,928
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,787
3,587	Zero Coupon, 11/01/23	2,885
21,968	Zero Coupon, 11/01/24	17,002
7,240	5.500%, 12/04/23	8,767
7,330	5.500%, 04/26/24	8,913
6,771	5.500%, 09/18/33	8,795
5,000	Series 1, Zero Coupon, 05/01/23	4,116
22,151	Series 2, Zero Coupon, 11/01/24	17,032
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,662
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,478
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,437
10,000	Series 8-Z, Zero Coupon, 02/15/24	7,973
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,570
23,876	Series 8-Z, Zero Coupon, 08/15/25	17,886
8,517	Series 9-Z, Zero Coupon, 05/15/23	7,000
25,875	Series 9-Z, Zero Coupon, 05/15/24	20,376
24,763	Series 9-Z, Zero Coupon, 05/15/25	18,756
14,275	Series 9-Z, Zero Coupon, 11/15/25	10,562
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,594
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,318
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	677
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,067
3,811	4.500%, 01/28/26	3,768
3,979	5.000%, 06/15/45	3,482
941	5.625%, 02/26/44	896
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,754
2,371	4.000%, 09/22/24	2,389
737	Republic of Peru, (Peru), 5.625%, 11/18/50	778
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,952
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,284
3,502	5.875%, 09/16/25	3,777
	Republic of Turkey, (Turkey),
12,555	4.250%, 04/14/26	11,880
3,879	5.750%, 03/22/24	4,129
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,225
7,166	3.600%, 01/30/25	7,073
7,316	4.000%, 10/02/23	7,462
2,862	4.600%, 01/23/46	2,626
3,906	4.750%, 03/08/44	3,672
12,227	5.550%, 01/21/45	12,838

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
5,118	5.750%, 10/12/10[2]	4,913

	Total Foreign Government Securities (Cost $293,833)	293,322

Mortgage Pass-Through Securities — 14.6%
	Federal Home Loan Mortgage Corp.,
535	ARM, 2.007%, 08/01/36	564
1,465	ARM, 2.017%, 05/01/37	1,530
605	ARM, 2.050%, 04/01/37	635
1,092	ARM, 2.102%, 07/01/36 - 01/01/37	1,153
1,037	ARM, 2.135%, 08/01/36	1,092
20	ARM, 2.171%, 07/01/19	20
6,189	ARM, 2.174%, 08/01/36	6,553
3,487	ARM, 2.217%, 10/01/36	3,660
1,771	ARM, 2.261%, 10/01/36	1,862
169	ARM, 2.271%, 02/01/37	180
5,186	ARM, 2.308%, 12/01/36	5,463
92	ARM, 2.309%, 01/01/27	97
2,929	ARM, 2.321%, 08/01/35 - 11/01/36	3,110
162	ARM, 2.329%, 12/01/36	173
921	ARM, 2.352%, 10/01/36	973
412	ARM, 2.355%, 12/01/33	441
5,072	ARM, 2.365%, 03/01/37	5,358
1,007	ARM, 2.371%, 06/01/37	1,073
4,953	ARM, 2.372%, 12/01/36	5,263
3,461	ARM, 2.375%, 07/01/26 - 01/01/35	3,674
801	ARM, 2.385%, 04/01/34	850
41	ARM, 2.410%, 04/01/30	43
396	ARM, 2.417%, 11/01/36	421
382	ARM, 2.432%, 02/01/36	405
1,638	ARM, 2.472%, 05/01/37	1,746
2,349	ARM, 2.476%, 05/01/33	2,487
148	ARM, 2.480%, 02/01/37	157
89	ARM, 2.491%, 04/01/37	93
844	ARM, 2.492%, 11/01/36	896
1,867	ARM, 2.495%, 05/01/36	1,986
675	ARM, 2.496%, 05/01/37	721
1,836	ARM, 2.500%, 05/01/36 - 07/01/36	1,943
974	ARM, 2.501%, 01/01/37	1,040
1,377	ARM, 2.510%, 05/01/38	1,467
2,696	ARM, 2.516%, 11/01/36	2,860
2,869	ARM, 2.518%, 02/01/37	3,050
2,166	ARM, 2.519%, 09/01/36	2,299
784	ARM, 2.524%, 11/01/36	834
424	ARM, 2.535%, 10/01/36	440
2,225	ARM, 2.542%, 09/01/36	2,374
1,217	ARM, 2.547%, 12/01/35	1,295
460	ARM, 2.552%, 11/01/37	488
1,552	ARM, 2.568%, 02/01/37	1,659
1,866	ARM, 2.576%, 12/01/36	1,993
451	ARM, 2.590%, 05/01/37	481
5,237	ARM, 2.598%, 06/01/36	5,574
1,781	ARM, 2.604%, 09/01/34	1,890
1,827	ARM, 2.605%, 10/01/36	1,954
923	ARM, 2.617%, 07/01/37	987
80	ARM, 2.623%, 09/01/32	85
3,521	ARM, 2.643%, 05/01/37	3,764
1,529	ARM, 2.646%, 06/01/36	1,631
1,799	ARM, 2.660%, 02/01/36	1,916
1,897	ARM, 2.665%, 03/01/36	2,021
1,922	ARM, 2.674%, 04/01/38	2,061
1,273	ARM, 2.695%, 04/01/37	1,356
742	ARM, 2.728%, 03/01/37	783
2,077	ARM, 2.820%, 05/01/37	2,219
379	ARM, 2.828%, 02/01/37	407
374	ARM, 2.940%, 05/01/36	398
411	ARM, 2.963%, 03/01/37	439
1,406	ARM, 2.966%, 10/01/36	1,497
256	ARM, 2.987%, 12/01/36	277
2,302	ARM, 3.149%, 03/01/36	2,431
734	ARM, 3.381%, 07/01/36	763
1,586	ARM, 3.983%, 07/01/40	1,667
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
28	4.000%, 06/01/18	29
440	4.500%, 08/01/18 - 10/01/18	455
1,652	5.000%, 10/01/17 - 12/01/18	1,709
1,845	5.500%, 06/01/17 - 02/01/24	1,928
3,005	6.000%, 04/01/17 - 03/01/22	3,095
393	6.500%, 07/01/16 - 03/01/22	405
1	7.000%, 04/01/17	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
13,302	3.500%, 01/01/32 - 03/01/32	13,966
104	6.000%, 12/01/22	118
593	6.500%, 01/01/28	676
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
35,464	4.500%, 05/01/41	38,414
38,410	5.000%, 01/01/34 - 08/01/40	42,353

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,094	5.500%, 01/01/33 - 03/01/40	7,922
1,029	6.000%, 10/01/29 - 12/01/36	1,175
6,257	6.500%, 08/01/29 - 03/01/38	7,275
1,731	7.000%, 04/01/26 - 02/01/37	2,001
2,240	7.500%, 08/01/25 - 09/01/38	2,685
17	8.000%, 07/01/20 - 11/01/24	20
50	8.500%, 07/01/28	62
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
7,010	7.500%, 01/01/32 - 12/01/36	8,311
2,513	10.000%, 10/01/30	2,786
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
79,242	3.500%, 02/01/33 - 06/01/43	82,418
39,680	4.000%, 06/01/42 - 01/01/43	42,336
1,924	5.500%, 04/01/18	1,999
1,826	6.000%, 02/01/33 - 11/01/36	1,989
16,520	6.500%, 12/01/35 - 06/01/37	18,538
10	7.000%, 07/01/29	11
442	10.000%, 03/17/26	472
	Federal National Mortgage Association,
413	ARM, 1.587%, 08/01/34	429
1,306	ARM, 1.709%, 07/01/37	1,364
1,058	ARM, 1.822%, 01/01/37	1,104
1,335	ARM, 1.846%, 02/01/37	1,389
3,539	ARM, 1.865%, 09/01/36	3,700
603	ARM, 1.891%, 09/01/33	630
31	ARM, 1.905%, 01/01/34	31
4	ARM, 1.915%, 01/01/19	4
4,644	ARM, 1.928%, 01/01/35	4,853
328	ARM, 1.967%, 02/01/35	342
10	ARM, 1.979%, 03/01/19	11
566	ARM, 2.050%, 05/01/35	594
695	ARM, 2.100%, 09/01/36	729
153	ARM, 2.135%, 08/01/35	161
161	ARM, 2.140%, 04/01/34	164
1,812	ARM, 2.144%, 01/01/36	1,911
844	ARM, 2.178%, 03/01/35	898
146	ARM, 2.186%, 01/01/35	155
431	ARM, 2.204%, 09/01/37	458
756	ARM, 2.236%, 07/01/35	806
190	ARM, 2.251%, 01/01/34	201
326	ARM, 2.260%, 10/01/34	344
2,630	ARM, 2.264%, 11/01/37	2,760
89	ARM, 2.311%, 07/01/34	95
86	ARM, 2.324%, 09/01/34	91
496	ARM, 2.330%, 08/01/33	524
170	ARM, 2.330%, 11/01/34	180
99	ARM, 2.345%, 05/01/35	105
2,663	ARM, 2.363%, 04/01/37	2,833
631	ARM, 2.367%, 08/01/36	668
899	ARM, 2.376%, 11/01/37	952
404	ARM, 2.377%, 09/01/35	430
538	ARM, 2.384%, 11/01/33	572
870	ARM, 2.391%, 09/01/36	923
314	ARM, 2.392%, 08/01/34	333
151	ARM, 2.405%, 07/01/37	158
528	ARM, 2.410%, 01/01/38	564
881	ARM, 2.416%, 01/01/36	935
4,840	ARM, 2.423%, 12/01/37	5,154
1,683	ARM, 2.429%, 02/01/37	1,787
540	ARM, 2.433%, 01/01/37	575
795	ARM, 2.454%, 04/01/35	841
552	ARM, 2.460%, 06/01/36	588
299	ARM, 2.476%, 11/01/34	318
394	ARM, 2.478%, 05/01/36	421
4,081	ARM, 2.491%, 07/01/37	4,347
2,586	ARM, 2.494%, 08/01/36	2,765
1,446	ARM, 2.514%, 10/01/36	1,537
1,216	ARM, 2.520%, 07/01/36	1,297
2,270	ARM, 2.528%, 09/01/36	2,423
99	ARM, 2.533%, 09/01/37	102
753	ARM, 2.545%, 06/01/34	797
1,103	ARM, 2.557%, 09/01/37	1,179
94	ARM, 2.559%, 09/01/27	101
1,315	ARM, 2.561%, 07/01/37	1,406
3,071	ARM, 2.567%, 12/01/36	3,254
1,686	ARM, 2.575%, 12/01/36	1,793
2,383	ARM, 2.582%, 06/01/36	2,543
1	ARM, 2.625%, 08/01/19	1
631	ARM, 2.634%, 10/01/34	673
859	ARM, 2.636%, 11/01/36	910
264	ARM, 2.685%, 09/01/33	282
721	ARM, 2.687%, 06/01/36	777
361	ARM, 2.693%, 08/01/36	379
903	ARM, 2.695%, 09/01/36	963
898	ARM, 2.721%, 10/01/35	960
127	ARM, 2.748%, 09/01/37	131
3,970	ARM, 2.835%, 10/01/36	4,241

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,678	ARM, 2.839%, 10/01/36	1,792
62	ARM, 2.875%, 01/01/36	63
346	ARM, 2.920%, 02/01/36	367
8,607	ARM, 2.925%, 03/01/36	9,137
819	ARM, 3.026%, 11/01/36	867
2,897	ARM, 3.107%, 08/01/37	3,094
57	ARM, 3.739%, 03/01/29	60
323	ARM, 6.009%, 09/01/37	345
981	ARM, 6.194%, 08/01/36	1,044
	Federal National Mortgage Association, 15 Year, Single Family,
203	3.500%, 04/01/19	213
2,485	4.500%, 05/01/18 - 12/01/19	2,576
6,149	5.000%, 04/01/18 - 08/01/24	6,438
6,058	5.500%, 02/01/18 - 07/01/20	6,324
12,571	6.000%, 06/01/16 - 07/01/24	13,604
1,931	6.500%, 03/01/17 - 02/01/24	2,116
76	7.000%, 03/01/17 - 11/01/17	78
2	7.500%, 03/01/17	2
	Federal National Mortgage Association, 20 Year, Single Family,
15,680	3.500%, 07/01/32 - 08/01/32	16,458
30,207	4.000%, 01/01/35	32,459
1,173	5.500%, 07/01/25	1,310
7,198	6.000%, 07/01/26 - 09/01/29	8,149
2,293	6.500%, 05/01/22 - 08/01/26	2,628
	Federal National Mortgage Association, 30 Year, FHA/VA,
142	6.000%, 09/01/33	158
219	6.500%, 03/01/29	247
16	7.000%, 02/01/33	18
51	8.000%, 06/01/28	58
14	8.500%, 02/01/30	14
21	9.000%, 05/01/18 - 12/01/30	21
10	9.500%, 12/01/18	11
	Federal National Mortgage Association, 30 Year, Single Family,
1,014	4.000%, 12/01/33	1,079
800	4.500%, 11/01/33 - 09/01/34	869
31,293	5.000%, 06/01/33 - 08/01/40	34,757
18,682	5.500%, 11/01/32 - 12/01/39	21,069
15,934	6.000%, 12/01/28 - 11/01/38	18,169
30,537	6.500%, 11/01/29 - 10/01/38	35,102
15,558	7.000%, 01/01/24 - 01/01/39	18,514
10,289	7.500%, 11/01/22 - 04/01/39	12,492
775	8.000%, 03/01/21 - 01/01/38	910
17	8.500%, 07/01/24 - 05/01/25	20
1	9.000%, 04/01/26	1
14	9.500%, 07/01/28	15
7	10.000%, 02/01/24	7
	Federal National Mortgage Association, Other,
13,273	VAR, 0.539%, 01/01/23	13,248
38,490	VAR, 0.543%, 01/01/23	38,475
19,712	VAR, 0.563%, 05/01/24 - 12/01/24	19,712
21,562	VAR, 0.573%, 11/01/21 - 03/01/25	21,559
6,841	VAR, 0.583%, 01/01/23	6,891
15,000	VAR, 0.623%, 07/01/24	15,008
7,223	VAR, 0.653%, 11/01/23	7,275
12,067	VAR, 0.663%, 08/01/22 - 12/01/23	12,121
4,914	VAR, 0.693%, 10/01/20	4,916
14,255	VAR, 0.813%, 12/01/20	14,251
8,312	VAR, 0.993%, 03/01/22	8,309
122	VAR, 2.500%, 08/01/34	130
5,111	VAR, 6.070%, 11/01/18	5,383
7,981	3.370%, 09/01/30	8,116
7,102	1.470%, 12/01/19	6,998
8,968	1.690%, 12/01/19	8,894
15,641	1.940%, 01/01/17 - 07/01/19	15,727
13,452	2.000%, 12/01/20	13,498
80,712	2.010%, 06/01/20	80,879
2,083	2.030%, 08/01/19	2,113
17,371	2.140%, 04/01/19	17,631
4,328	2.150%, 01/01/23	4,275
8,397	2.190%, 05/01/19	8,535
6,357	2.200%, 07/01/19	6,463
5,733	2.240%, 12/01/22	5,695
9,099	2.280%, 12/01/22	9,044
3,382	2.320%, 12/01/22	3,371
15,201	2.330%, 01/01/23	15,146
33,088	2.340%, 12/01/22 - 01/01/23	32,999
27,464	2.370%, 07/01/19 - 01/01/23	27,755
7,665	2.380%, 11/01/22	7,668
15,120	2.390%, 10/01/22 - 12/01/22	15,136
9,848	2.395%, 01/01/22	9,915
40,045	2.400%, 12/01/22 - 02/01/23	39,943
5,312	2.410%, 11/01/22	5,314
18,383	2.420%, 12/01/22 - 06/01/23	18,370
16,056	2.440%, 11/01/22 - 01/01/23	16,084
43,870	2.450%, 06/01/19 - 02/01/23	44,191

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,859	2.470%, 09/01/22 - 11/01/22	7,879
11,053	2.490%, 10/01/17 - 03/01/23	11,149
12,555	2.500%, 04/01/23	12,616
8,251	2.510%, 01/01/23	8,254
37,321	2.520%, 10/01/22 - 05/01/23	37,219
2,690	2.540%, 05/01/23	2,682
14,655	2.550%, 11/01/22	14,781
5,329	2.570%, 10/01/22	5,382
14,358	2.600%, 06/01/22 - 01/01/23	14,534
7,817	2.610%, 07/01/22	7,922
5,201	2.620%, 10/01/17	5,309
22,410	2.630%, 09/01/21 - 06/01/25	22,610
5,933	2.635%, 10/01/22	6,007
6,717	2.640%, 04/01/23 - 07/01/23	6,746
8,968	2.650%, 08/01/22	9,076
17,762	2.660%, 12/01/22	18,357
15,932	2.670%, 07/01/22	16,174
15,234	2.680%, 05/01/25 - 06/01/27	15,002
12,227	2.690%, 10/01/17 - 07/01/22	12,448
24,301	2.700%, 04/01/22 - 04/01/25	24,488
5,589	2.703%, 04/01/23	5,667
8,399	2.750%, 03/01/22	8,578
13,945	2.760%, 06/01/22	14,222
19,325	2.764%, 06/01/23	19,547
22,420	2.770%, 05/01/22 - 06/01/23	22,802
4,281	2.780%, 06/01/27	4,211
8,000	2.790%, 05/01/27	7,852
10,000	2.810%, 05/01/27	9,856
9,643	2.820%, 07/01/22	9,878
39,974	2.830%, 05/01/27 - 06/01/27	39,311
19,756	2.860%, 05/01/22 - 01/01/25	20,158
8,500	2.890%, 05/01/27	8,439
16,637	2.900%, 05/01/22 - 12/01/24	16,933
6,000	2.910%, 03/01/27	5,962
56,820	2.920%, 12/01/24 - 05/01/30	57,076
34,600	2.940%, 05/01/22 - 05/01/30	34,490
23,889	2.960%, 01/01/25 - 06/01/30	23,752
24,864	2.970%, 01/01/22 - 06/01/30	25,211
19,730	2.980%, 07/01/22	20,381
17,511	2.990%, 02/01/22 - 01/01/25	17,834
54,536	3.000%, 06/01/27 - 02/01/43	54,623
9,880	3.020%, 05/01/22 - 06/01/25	10,158
57,096	3.030%, 12/01/21 - 04/01/30	57,088
10,762	3.040%, 12/01/18	11,222
13,379	3.050%, 04/01/22 - 01/01/25	13,809
7,497	3.060%, 02/01/22	7,781
28,199	3.080%, 03/01/22 - 04/01/30	28,476
21,311	3.090%, 01/01/22 - 02/01/22	22,157
38,072	3.100%, 05/01/22 - 05/01/30	38,327
25,303	3.110%, 12/01/24	25,905
49,662	3.120%, 01/01/22 - 06/01/35	50,790
47,234	3.130%, 04/01/30 - 06/01/30	46,960
46,114	3.140%, 02/01/22 - 12/01/26	47,506
9,615	3.150%, 07/01/30	9,568
13,200	3.170%, 08/01/25 - 02/01/30	13,342
9,934	3.180%, 06/01/30	9,924
17,000	3.190%, 12/01/26	17,323
7,174	3.200%, 01/01/22	7,494
9,190	3.210%, 03/01/22 - 05/01/23	9,587
14,223	3.220%, 12/01/26 - 04/01/30	14,327
5,110	3.230%, 11/01/20	5,362
20,000	3.240%, 12/01/26	20,903
18,228	3.250%, 09/01/26 - 07/01/27	18,681
8,000	3.260%, 12/01/26	8,210
6,819	3.270%, 11/01/20	7,180
61,430	3.290%, 10/01/20 - 11/01/26	63,285
15,564	3.300%, 12/01/26 - 07/01/30	15,742
3,373	3.310%, 12/01/21	3,538
12,411	3.320%, 05/01/22 - 05/01/24	13,123
10,000	3.330%, 09/01/27	10,290
16,000	3.340%, 02/01/27	16,527
17,572	3.350%, 11/01/20 - 09/01/30	18,057
7,165	3.360%, 10/01/20	7,553
12,018	3.380%, 01/01/18 - 12/01/23	12,480
2,381	3.390%, 08/01/17	2,461
3,056	3.400%, 10/01/21	3,219
16,914	3.430%, 09/01/20 - 11/01/21	17,848
12,922	3.440%, 12/01/21 - 10/01/26	13,588
32,388	3.450%, 01/01/24 - 04/01/35	33,940
7,623	3.480%, 12/01/20	8,072
129,745	3.500%, 09/01/20 - 06/01/43	135,313
9,000	3.510%, 08/01/23	9,511
5,494	3.520%, 01/01/18	5,700
7,492	3.523%, 12/01/20	7,934
8,609	3.540%, 01/01/18 - 10/01/20	9,137
13,000	3.550%, 02/01/30	13,460
3,794	3.559%, 01/01/21	4,033
19,567	3.570%, 11/01/34	21,247

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
23,010	3.590%, 10/01/20 - 08/01/23	24,449
1,659	3.600%, 09/01/20	1,763
9,353	3.610%, 11/01/34	10,136
9,571	3.630%, 01/01/18 - 10/01/35	9,989
11,025	3.640%, 06/01/18 - 01/01/25	11,654
42,150	3.670%, 07/01/23	44,916
3,289	3.700%, 12/01/20	3,503
20,914	3.740%, 07/01/20 - 07/01/23	22,459
16,798	3.743%, 06/01/18	17,506
27,400	3.765%, 12/01/25	29,250
34,502	3.770%, 01/01/21 - 09/01/21	37,079
6,376	3.780%, 09/01/21	6,859
5,000	3.800%, 03/01/18	5,226
12,250	3.820%, 06/01/17	12,604
21,305	3.830%, 12/01/20 - 12/01/21	22,780
22,469	3.850%, 09/01/20 - 09/01/21	24,150
8,374	3.860%, 07/01/21	8,997
10,224	3.870%, 01/01/21	11,005
15,061	3.881%, 09/01/21	16,249
31,101	3.890%, 08/01/20 - 09/01/21	33,479
6,051	3.915%, 10/01/20	6,506
5,734	3.920%, 09/01/21	6,203
16,310	3.930%, 07/01/20 - 01/01/21	17,621
8,968	3.940%, 07/01/21	9,690
13,336	3.950%, 07/01/20	14,440
8,555	3.960%, 08/01/20	9,204
5,511	3.970%, 06/01/21	5,968
4,665	3.990%, 07/01/21	5,056
34,619	4.000%, 04/01/20 - 07/01/42	36,969
6,009	4.020%, 06/01/21	6,543
5,752	4.050%, 01/01/21 - 08/01/21	6,248
8,669	4.060%, 07/01/21	9,439
27,281	4.066%, 07/01/20	29,599
15,661	4.070%, 10/01/21	17,094
5,942	4.100%, 06/01/21	6,471
20,453	4.130%, 11/01/19 - 08/01/21	22,165
14,998	4.160%, 03/01/21	16,320
16,506	4.180%, 12/01/19 - 09/01/23	18,064
4,765	4.190%, 06/01/21	5,205
17,935	4.240%, 11/01/19 - 06/01/21	19,592
15,784	4.250%, 04/01/21	17,310
27,766	4.260%, 12/01/19 - 07/01/21	30,343
6,315	4.263%, 06/01/21	6,857
16,234	4.281%, 01/01/20	17,408
6,184	4.293%, 01/01/21	6,757
4,836	4.295%, 06/01/21	5,306
6,730	4.300%, 08/01/20 - 04/01/21	7,383
8,155	4.307%, 07/01/21	8,999
10,634	4.330%, 02/01/21 - 04/01/21	11,662
16,142	4.340%, 06/01/21	17,822
12,842	4.350%, 04/01/20	13,993
13,184	4.360%, 05/01/21	14,503
9,952	4.369%, 02/01/20	10,820
20,945	4.380%, 01/01/21	22,974
17,331	4.381%, 04/01/20	18,958
6,636	4.390%, 05/01/21	7,310
55,153	4.399%, 02/01/20	60,299
2,511	4.400%, 02/01/20	2,741
3,690	4.450%, 01/01/21	4,059
8,071	4.480%, 06/01/21	8,969
24,662	4.500%, 08/01/21	27,481
17,565	4.514%, 12/01/19	19,109
5,328	4.540%, 01/01/20 - 07/01/26	5,956
9,369	4.552%, 08/01/26	10,579
10,997	4.640%, 01/01/21	12,186
10,091	4.663%, 12/01/26	11,545
9,285	4.762%, 08/01/26	10,598
5,909	4.766%, 08/01/26	6,747
1,889	5.000%, 04/01/31 - 12/01/32	2,131
7,702	5.240%, 05/01/17	8,046
2,839	5.500%, 03/01/17 - 06/01/39	3,065
10,233	5.895%, 10/01/17	10,985
2,826	6.000%, 02/01/36 - 11/01/48	3,147
2,429	6.500%, 04/01/36 - 05/01/37	2,818
1,503	7.000%, 02/01/36 - 01/01/38	1,707
17	7.500%, 10/01/37	17
174	8.000%, 11/01/37	194
38	10.498%, 04/15/19	42
	Government National Mortgage Association II, 30 Year, Single Family,
3,359	3.750%, 07/20/45	3,543
9,687	4.250%, 12/20/44	10,547
2,578	5.500%, 09/20/39	2,866
14,708	6.000%, 03/20/28 - 08/20/39	16,596
1,196	6.500%, 07/20/29	1,369
543	7.000%, 08/20/38	666
97	7.500%, 02/20/28 - 09/20/28	113
182	8.000%, 12/20/25 - 09/20/28	214
93	8.500%, 03/20/25 - 05/20/25	106

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Government National Mortgage Association II, Other,
3,194	3.750%, 09/20/38 - 01/20/39	3,391
4,573	4.462%, 05/20/63	4,942
106	6.000%, 11/20/38	113
	Government National Mortgage Association, 15 Year, Single Family,
9	6.000%, 10/15/17	10
28	6.500%, 06/15/17	28
	Government National Mortgage Association, 30 Year, Single Family,
4,024	5.500%, 04/15/33 - 09/15/34	4,600
117	6.000%, 11/15/28	133
2,954	6.500%, 01/15/24 - 12/15/35	3,418
5,746	7.000%, 08/15/23 - 04/15/37	6,780
857	7.500%, 11/15/22 - 10/15/37	1,047
22	8.000%, 07/15/22 - 08/15/28	22
3	8.500%, 03/15/17 - 11/15/17	3
18	9.000%, 08/15/16 - 11/15/24	20
817	9.500%, 09/15/18 - 12/15/25	897

	Total Mortgage Pass-Through Securities (Cost $3,976,966)	4,059,066

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,972
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,402

		7,374

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,639

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,734
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	12,997
3,780	Series 165, Rev., 5.647%, 11/01/40	4,480
17,925	Series 174, Rev., 4.458%, 10/01/62	17,386

		37,597

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	15,774
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[5]	1,064
9,576	Series A, Rev., 4.800%, 06/01/11[4]	9,270

		26,108

	Total Municipal Bonds (Cost $69,684)	75,718

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	28,991
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,144
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,514

	Total Supranational (Cost $45,077)	45,649

U.S. Government Agency Securities — 2.3%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,302
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,411
9,865	5.500%, 07/15/36	12,953
23,765	Federal National Mortgage Association, 3.965%, 06/01/17 (n)	23,450
8,071	Federal National Mortgage Association STRIPS, 3.604%, 05/15/30 (n)	4,974
	Financing Corp. STRIPS,
59,680	1.262%, 05/11/18 (n)	57,744
3,506	1.571%, 11/30/17 (n)	3,426
6,005	1.868%, 08/03/18 (n)	5,793
1,795	2.088%, 03/07/19 (n)	1,699
1,688	2.149%, 04/06/18 (n)	1,639
24,034	2.651%, 04/05/19 (n)	22,771
27,586	2.845%, 09/26/19 (n)	25,738
	Government Trust Certificate,
5,741	1.512%, 04/01/16 (n)	5,717
11,944	2.421%, 04/01/19 (n)	11,238
	Residual Funding Corp. STRIPS,
133,349	1.624%, 10/15/19 (n)	124,533
19,730	1.733%, 01/15/21 (n)	17,735
225,211	1.819%, 07/15/20 (n)	205,861

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
50,759	1.873%, 10/15/20 (n)	46,128
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,053
2,632	4.625%, 09/15/60	2,782
8,246	5.250%, 09/15/39	10,067
493	5.500%, 06/15/38	623
7,668	5.880%, 04/01/36	9,944
	Tennessee Valley Authority STRIPS,
3,711	2.099%, 12/15/17 (n)	3,613
3,500	3.164%, 12/15/28 (n)	2,221
17,495	3.503%, 11/01/25 (n)	12,829
2,242	4.131%, 06/15/35 (n)	1,048
10,762	4.255%, 05/01/19 (n)	10,277
3,119	4.464%, 07/15/28 (n)	2,014

	Total U.S. Government Agency Securities (Cost $635,440)	635,583

U.S. Treasury Obligations — 25.4%
	U.S. Treasury Bonds,
26,500	3.500%, 02/15/39	29,410
38,050	4.250%, 05/15/39	47,154
88,390	4.375%, 02/15/38	111,948
9,030	4.375%, 11/15/39	11,390
35,000	4.500%, 02/15/36	45,069
17,861	4.500%, 05/15/38	23,021
4,094	4.500%, 08/15/39	5,257
31,370	4.750%, 02/15/37	41,770
583	5.250%, 11/15/28	765
12,087	5.250%, 02/15/29	15,912
20,688	5.375%, 02/15/31	28,182
8,869	5.500%, 08/15/28	11,861
5,249	6.125%, 08/15/29	7,486
6,861	6.250%, 05/15/30	9,995
3,360	6.375%, 08/15/27	4,751
4,000	7.125%, 02/15/23	5,383
50,572	7.500%, 11/15/16	53,816
4,000	7.875%, 02/15/21	5,219
29,475	8.000%, 11/15/21	39,667
14,932	8.125%, 05/15/21	19,846
41,000	8.500%, 02/15/20	52,626
17,000	8.750%, 05/15/20	22,212
54,785	8.750%, 08/15/20	72,365
	U.S. Treasury Coupon STRIPS,
4,100	1.771%, 11/15/18 (n)	3,948
72,700	1.771%, 11/15/19 (n)	68,257
123,537	1.865%, 05/15/21 (n)	111,210
113,900	2.098%, 11/15/23 (n)	95,319
162,665	2.204%, 02/15/21 (n)	147,454
106,435	2.257%, 08/15/23 (n)	89,776
59,076	2.301%, 02/15/24 (n)	49,057
25,842	2.357%, 02/15/20 (n)	24,125
149,456	2.368%, 05/15/22 (n)	130,637
204,956	2.520%, 02/15/22 (n)	180,536
191,800	2.576%, 11/15/22 (n)	165,346
108,421	2.628%, 08/15/21 (n)	96,990
248,580	2.666%, 05/15/23 (n)	211,240
51,591	2.686%, 08/15/24 (n)	42,121
80,800	2.746%, 08/15/22 (n)	70,083
54,049	2.771%, 05/15/28 (n)	38,895
71,937	2.814%, 08/15/18 (n)	69,707
329,322	2.827%, 02/15/23 (n)	282,136
18,421	2.973%, 05/15/25 (n)	14,671
14,870	3.004%, 05/15/29 (n)	10,334
103,866	3.008%, 02/15/32 (n)	65,444
70,375	3.030%, 08/15/32 (n)	43,654
78,371	3.059%, 11/15/21 (n)	69,556
17,278	3.071%, 05/15/24 (n)	14,229
200,684	3.080%, 02/15/27 (n)	150,774
72,532	3.120%, 08/15/28 (n)	51,706
189,907	3.132%, 08/15/20 (n)	174,894
14,608	3.173%, 08/15/26 (n)	11,177
16,680	3.219%, 05/15/35 (n)	9,351
93,350	3.235%, 05/15/31 (n)	60,536
79,788	3.250%, 08/15/31 (n)	51,323
196,297	3.254%, 05/15/32 (n)	122,757
59,956	3.260%, 11/15/29 (n)	40,967
14,106	3.274%, 05/15/18 (n)	13,725
36,300	3.279%, 02/15/33 (n)	22,105
38,512	3.291%, 08/15/29 (n)	26,543
21,613	3.318%, 11/15/34 (n)	12,303
347,451	3.324%, 05/15/20 (n)	321,644
39,999	3.357%, 05/15/26 (n)	30,861
87,828	3.359%, 11/15/26 (n)	66,577
81,052	3.369%, 02/15/29 (n)	56,789
123,105	3.369%, 05/15/33 (n)	74,218
84,028	3.426%, 11/15/27 (n)	61,592
98,421	3.457%, 11/15/31 (n)	62,645
180,863	3.482%, 08/15/19 (n)	171,070
27,839	3.500%, 11/15/16 (n)	27,650

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
71,288	3.515%, 11/15/32 (n)	43,770
122,874	3.543%, 05/15/19 (n)	117,002
25,155	3.545%, 08/15/34 (n)	14,450
25,906	3.606%, 02/15/35 (n)	14,633
28,525	3.618%, 05/15/34 (n)	16,543
89,733	3.749%, 08/15/30 (n)	59,684
38,200	3.778%, 11/15/24 (n)	30,954
57,436	3.851%, 11/15/30 (n)	37,880
72,252	3.861%, 02/15/31 (n)	47,360
93,147	3.906%, 02/15/17 (n)	92,254
46,760	3.957%, 11/15/28 (n)	33,028
31,792	4.094%, 02/15/18 (n)	31,051
67,515	4.205%, 02/15/28 (n)	49,037
30,716	4.270%, 02/15/34 (n)	17,984
6,700	4.285%, 02/15/26 (n)	5,216
75,636	4.303%, 05/15/30 (n)	50,749
45,886	4.382%, 08/15/27 (n)	33,917
24,963	4.551%, 08/15/33 (n)	14,912
43,209	4.582%, 11/15/33 (n)	25,569
82,771	4.815%, 11/15/17 (n)	81,224
1,525	4.954%, 08/15/35 (n)	848
111,213	4.980%, 02/15/30 (n)	75,151
6,601	5.151%, 02/15/25 (n)	5,303
17,309	5.840%, 05/15/27 (n)	12,906
1,054	6.037%, 05/15/36 (n)	572
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,646
3,587	2.500%, 01/15/29	4,789
9,066	3.625%, 04/15/28	17,708
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,848
10,000	0.125%, 04/15/19	10,125
22,231	0.125%, 01/15/22	22,821
2,584	1.375%, 01/15/20	2,972
	U.S. Treasury Notes,
69,175	0.875%, 10/15/17	69,126
2,128	0.875%, 01/31/18	2,122
4,905	0.875%, 07/31/19	4,809
20,788	1.000%, 11/30/19	20,385
16,770	1.250%, 10/31/18	16,789
99,091	1.250%, 11/30/18	99,138
8,500	1.250%, 02/29/20	8,390
16,278	1.375%, 12/31/18	16,333
13,000	1.375%, 02/28/19	13,020
10,000	1.375%, 05/31/20	9,891
44,039	1.500%, 08/31/18	44,433
11,860	1.500%, 05/31/19	11,910
14,750	1.500%, 01/31/22	14,399
8,000	1.625%, 07/31/19	8,059
6,000	1.625%, 08/15/22	5,862
5,000	1.750%, 10/31/20	5,014
20,000	1.750%, 05/15/22	19,752
203,250	1.750%, 05/15/23	199,010
2,500	2.000%, 11/30/20	2,535
15,000	2.000%, 02/28/21	15,187
50,000	2.000%, 05/31/21	50,539
10,000	2.000%, 08/31/21	10,088
60,000	2.000%, 10/31/21	60,452
10,000	2.125%, 08/31/20	10,211
50,445	2.125%, 08/15/21	51,285
1,794	2.250%, 11/30/17	1,840
52,550	2.375%, 08/15/24	53,371
19,000	2.500%, 08/15/23	19,601
23,317	2.625%, 01/31/18	24,117
90,991	2.625%, 08/15/20	94,965
34,504	2.625%, 11/15/20	36,006
2,242	2.750%, 11/30/16	2,287
12,681	2.750%, 12/31/17	13,142
27,600	2.750%, 02/15/19	28,861
52,451	2.875%, 03/31/18	54,649
29,550	3.125%, 10/31/16	30,200
1,794	3.125%, 01/31/17	1,843
52,041	3.125%, 04/30/17	53,736
180,518	3.125%, 05/15/19	191,180
30,000	3.125%, 05/15/21	32,059
176,535	3.250%, 12/31/16	181,224
47,007	3.500%, 02/15/18	49,526
17,039	3.625%, 02/15/21	18,620
26,647	4.250%, 11/15/17	28,350
8,520	4.625%, 02/15/17	8,913

	Total U.S. Treasury Obligations (Cost $6,780,547)	7,051,172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
	Tricon Capital Group Inc., Revolving Loan, (Canada),
2,636	VAR, 0.500%, 06/12/17	2,623
9,254	VAR, 3.250%, 06/12/17	9,208

	Total Financials	11,831

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Total Loan Assignments (Cost $21,891)	21,831

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
1,107,245	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (Cost $1,107,245) (b) (I)	1,107,245
	Total Investments — 99.9% (Cost $27,197,089)	27,755,489
	Other Assets in Excess of Liabilities — 0.1%	37,397

	NET ASSETS — 100.0%	$27,792,886

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, next demand date or final maturity date.

[1]	—	Security matures in 2115.
[2]	—	Security matures in 2110.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$743,438
Aggregate gross unrealized depreciation	(185,038)

Net unrealized appreciation/depreciation	$558,400

Federal income tax cost of investments	$27,197,089

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,056,623	$1,137,719	$3,194,342
Collateralized Mortgage Obligations
Agency CMO	—	3,896,794	—	3,896,794
Non-Agency CMO	—	829,304	122,719	952,023

Total Collateralized Mortgage Obligations	—	4,726,098	122,719	4,848,817

Commercial Mortgage-Backed Securities	—	880,217	133,829	1,014,046
Corporate Bonds
Consumer Discretionary	—	387,673	—	387,673
Consumer Staples	—	229,680	—	229,680
Energy	—	583,032	—	583,032
Financials	—	2,331,764	—	2,331,764
Health Care	—	263,452	—	263,452
Industrials	—	347,660	—	347,660
Information Technology	—	333,771	—	333,771
Materials	—	157,710	—	157,710
Telecommunication Services	—	352,657	—	352,657
Utilities	—	421,299	—	421,299

Total Corporate Bonds	—	5,408,698	—	5,408,698

Foreign Government Securities	—	293,322	—	293,322
Mortgage Pass-Through Securities	—	4,059,066	—	4,059,066
Municipal Bonds	—	75,718	—	75,718
Supranational	—	45,649	—	45,649
U.S. Government Agency Securities	—	635,583	—	635,583
U.S. Treasury Obligations	—	7,051,172	—	7,051,172
Loan Assignments
Financials	—	—	11,831	11,831
Industrials	—	10,000	—	10,000

Total Loan Assignments	—	10,000	11,831	21,831

Short-Term Investment
Investment Company	1,107,245	—	—	1,107,245

Total Investments in Securities	$1,107,245	$25,242,146	$1,406,098	$27,755,489

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$1,054,542	$259	$(11,658)	$5,844	$678,692	$(408,828)	$3,084	$(184,216)	$1,137,719
Collateralized Mortgage Obligations - Non-Agency CMO	256,295	1,864	(3,815)	(373)	—	(131,252)	—	—	122,719
Commercial Mortgage-Backed Securities	170,345	—	(1,228)	(14,995)	19,118	(39,411)	—	—	133,829
Corporate Bonds - Industrials	22,776	—	—	—	—	—	—	(22,776)	—
Corporate Bonds - Telecommunication Services	9,605	—	(162)	—	—	(9,443)	—	—	—
Loan Assignments - Financials	84,822	—	719	—	41,534	(115,244)	—	—	11,831

	$1,598,385	$2,123	$(16,144)	$(9,524)	$739,344	$(704,178)	$3,084	$(206,992)	$1,406,098

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(14,166,000).

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$690,126	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100% (3.15%)
			Constant Default Rate	0.00% - 50.00% (17.05%)
			Yield (Discount Rate of Cash Flows)	1.30% - 6.59% (4.07%)

Asset-Backed Securities	690,126
	86,131	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (6.80%)
			Constant Default Rate	0.00% - 8.82% (3.50%)
			PSA Prepayment Model	367.00% (367.00%)
			Yield (Discount Rate of Cash Flows)	0.45% - 39.08% (4.26%)

Collateralized Mortgage Obligations	86,131
	77,330	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (38.35%)
			Yield (Discount Rate of Cash Flows)	(9.56%) - 5.42% (3.32%)

Commercial Mortgage-Backed Securities	77,330

Total	$853,587

# The table above does not include Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $552,511,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 13.0%
791	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.021%, 12/27/22 (e)	787
	Accredited Mortgage Loan Trust,
472	Series 2006-1, Class A3, VAR, 0.401%, 04/25/36	469
473	Series 2006-2, Class A3, VAR, 0.371%, 09/25/36	467
2,375	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,372
5,000	American Credit Acceptance Receivables Trust, Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,103
1,250	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,219
	AmeriCredit Automobile Receivables Trust,
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,072
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,544
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
343	Series 2003-5, Class A6, SUB, 4.128%, 04/25/33	348
65	Series 2003-13, Class AF6, SUB, 5.026%, 01/25/34	64
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	711
3,980	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,918
3	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	3
	Bear Stearns Asset-Backed Securities Trust,
399	Series 2003-SD2, Class 2A, VAR, 2.984%, 06/25/43	399
535	Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	511
	Blue Elephant Loan Trust,
2,529	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	2,527
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,854
751	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	747
200	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	200
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,930
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,451
	CarFinance Capital Auto Trust,
1,172	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,178
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,487
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,171
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,715
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	4,000
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,438
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,928
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	4,550
	Centex Home Equity Loan Trust,
159	Series 2001-B, Class A6, 6.360%, 07/25/32	159
273	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	277
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
318	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	323
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,763
285	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	280
2	CNH Equipment Trust, Series 2012-C, Class A3, 0.570%, 12/15/17	2
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e)	75
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,548
18,011	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.914%, 06/25/40 (e)	2,196
	CPS Auto Receivables Trust,
93	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	94
1,276	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,279

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
362	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	359
	CPS Auto Trust,
458	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	457
275	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	274
79	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	85
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 0.781%, 04/25/34	268
375	Series 2004-1, Class M1, VAR, 0.971%, 03/25/34	358
50	Series 2004-1, Class M2, VAR, 1.046%, 03/25/34	46
1,544	Series 2004-6, Class M1, VAR, 1.121%, 10/25/34	1,483
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	2,925
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	5,904
5,727	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,742
400	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	403
	Exeter Automobile Receivables Trust,
721	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	721
468	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	468
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,110
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,586
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	6,827
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,989
7,968	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,846
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,910
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,965
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,455
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,295
	Ford Credit Auto Owner Trust,
98	Series 2012-A, Class A4, 1.150%, 06/15/17	98
2,581	Series 2015-A, Class A3, 1.280%, 09/15/19	2,582
11,793	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	11,772
696	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	750
	GLC II Trust,
2,881	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	2,873
3,293	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	3,285
	GLC Trust,
4,508	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	4,451
2,254	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	2,207
	GMAT Trust,
629	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	635
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,759
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,411
15,250	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	15,248
10,370	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	10,351
167	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	169
5,672	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	5,660
331	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	330
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,449
	KGS-Alpha SBA COOF Trust,
27,700	Series 2012-2, Class A, IO, VAR, 0.817%, 08/25/38 (e)	796

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
27,697	Series 2012-4, Class A, IO, VAR, 1.079%, 09/25/37 (e)	1,117
19,132	Series 2013-2, Class A, IO, VAR, 0.000%, 03/25/39 (e)	1,022
	Long Beach Mortgage Loan Trust,
95	Series 2004-1, Class M3, VAR, 1.271%, 02/25/34	90
2	Series 2004-5, Class M6, VAR, 2.721%, 09/25/34	2
	LV Tower 52 Issuer LLC,
9,357	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	9,230
15,101	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	14,712
	Mid-State Capital Corp. Trust,
177	Series 2005-1, Class A, 5.745%, 01/15/40	190
4,208	Series 2005-1, Class M1, 6.106%, 01/15/40	4,538
2,006	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,149
2,433	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,545
972	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,033
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.471%, 03/25/33	460
550	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	553
2,392	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,389
	New Century Home Equity Loan Trust,
809	Series 2003-5, Class AI6, SUB, 5.182%, 11/25/33	832
610	Series 2005-1, Class M1, VAR, 0.896%, 03/25/35	565
831	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	830
10,561	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	10,498
10,150	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,150
	OAK Hill Advisors Residential Loan Trust,
10,146	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	10,028
3,294	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	3,285
6,569	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	6,410
5,257	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,110
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,338
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	9,983
	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,395
10,820	Series 2014-1A, Class B, 5.680%, 05/17/18 (e)	10,764
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	8,987
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,496
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	455
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,958
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,216
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,027
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,651
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	5,964
660	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.241%, 09/25/34	655
356	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	356
12,599	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	12,585
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,746
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,889
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,535

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Progress Residential Trust,
10,857	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,669
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,796
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,416
914	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	911
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,551
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,400
1,351	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,351
1,810	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	1,817
262	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.373%, 01/25/36	192
864	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	856
1,469	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.301%, 06/25/37	883
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,250
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,977
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,900
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,798
12	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.311%, 06/25/37	12
4,500	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	4,472
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,655
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.447%, 10/15/21 (e)	4,195
	Truman Capital Mortgage Loan Trust,
13,395	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,215
5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,145
5,764	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	5,752
7,297	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	7,268
709	Unipac IX LLC, 13.000%, 05/15/16	691
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,641
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,740
8,685	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	8,647
4,163	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	4,169
4,334	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,261
8,669	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	8,604
7,104	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	7,005
10,350	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,344
7,401	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,371
3,254	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	3,239
11,031	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	10,924
4,970	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	4,964
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,285

	Total Asset-Backed Securities (Cost $589,373)	582,701

Collateralized Mortgage Obligations — 11.4%
	Agency CMO — 9.0%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
85	Series 23, Class KZ, PAC, 6.500%, 11/25/23	95
581	Series 24, Class J, PAC, 6.250%, 11/25/23	648
102	Series 31, Class Z, 8.000%, 04/25/24	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal Home Loan Mortgage Corp. REMIC,
5		Series 38, Class D, 9.500%, 05/15/20	6
2		Series 81, Class A, 8.125%, 11/15/20	2
5		Series 84, Class F, 9.200%, 10/15/20	6
3		Series 109, Class I, 9.100%, 01/15/21	3
1		Series 198, Class Z, 8.500%, 09/15/22	1
59		Series 1316, Class Z, 8.000%, 06/15/22	66
18		Series 1343, Class LB, 7.500%, 08/15/22	20
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	8
40		Series 1456, Class Z, 7.500%, 01/15/23	44
262		Series 1543, Class VN, 7.000%, 07/15/23	292
215		Series 1577, Class PV, 6.500%, 09/15/23	236
439		Series 1608, Class L, 6.500%, 09/15/23	500
426		Series 1611, Class Z, 6.500%, 11/15/23	473
389		Series 1628, Class LZ, 6.500%, 12/15/23	427
176		Series 1630, Class PK, 6.000%, 11/15/23	193
518		Series 1671, Class I, 7.000%, 02/15/24	568
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
36		Series 1695, Class G, HB, IF, 28.507%, 03/15/24	63
24		Series 1710, Class GB, HB, IF, 42.949%, 04/15/24	43
88		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	25
48		Series 2022, Class PE, 6.500%, 01/15/28	54
351		Series 2033, Class K, 6.050%, 08/15/23	383
269		Series 2036, Class PG, 6.500%, 01/15/28	303
49		Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
827		Series 2091, Class PG, 6.000%, 11/15/28	906
187		Series 2116, Class ZA, 6.000%, 01/15/29	212
54		Series 2148, Class ZA, 6.000%, 04/15/29	62
152		Series 2201, Class C, 8.000%, 11/15/29	174
28		Series 2261, Class ZY, 7.500%, 10/15/30	33
311		Series 2293, Class ZA, 6.000%, 03/15/31	355
–	(h)	Series 2297, Class NB, 6.000%, 03/15/16	—	(h)
46		Series 2310, Class Z, 6.000%, 04/15/31	52
20		Series 2313, Class LA, 6.500%, 05/15/31	23
165		Series 2325, Class JO, PO, 06/15/31	149
456		Series 2330, Class PE, 6.500%, 06/15/31	505
16		Series 2344, Class QG, 6.000%, 08/15/16	17
8		Series 2368, Class TG, 6.000%, 10/15/16	8
44		Series 2394, Class MC, 6.000%, 12/15/16	45
18		Series 2399, Class PG, 6.000%, 01/15/17	18
300		Series 2410, Class QB, 6.250%, 02/15/32	327
1,519		Series 2427, Class GE, 6.000%, 03/15/32	1,727
1,165		Series 2430, Class WF, 6.500%, 03/15/32	1,336
228		Series 2466, Class DH, 6.500%, 06/15/32	259
806		Series 2530, Class SK, IF, IO, 7.903%, 06/15/29	197
84		Series 2534, Class SI, HB, IF, 20.548%, 02/15/32	125
625		Series 2543, Class YX, 6.000%, 12/15/32	701
403		Series 2557, Class HL, 5.300%, 01/15/33	445
648		Series 2586, Class IO, IO, 6.500%, 03/15/33	74
196		Series 2594, Class IV, IO, 7.000%, 03/15/32	25
482		Series 2610, Class UI, IO, 6.500%, 05/15/33	86
492		Series 2636, Class Z, 4.500%, 06/15/18	509
47		Series 2643, Class SA, HB, IF, 44.220%, 03/15/32	88
25		Series 2650, Class PO, PO, 12/15/32	25
39		Series 2650, Class SO, PO, 12/15/32	38
222		Series 2656, Class AC, 6.000%, 08/15/33	251
429		Series 2656, Class PE, 4.500%, 07/15/18	443
669		Series 2699, Class W, 5.500%, 11/15/33	726
10		Series 2707, Class KJ, 5.000%, 11/15/18	10
705		Series 2733, Class SB, IF, 7.833%, 10/15/33	819
315		Series 2756, Class NA, 5.000%, 02/15/24	335
87		Series 2764, Class S, IF, 13.258%, 07/15/33	111
249		Series 2801, Class JN, 5.000%, 06/15/33	254
677		Series 2845, Class QH, 5.000%, 08/15/34	742
525		Series 2864, Class NS, IF, IO, 6.903%, 09/15/34	52
1,502		Series 2912, Class EH, 5.500%, 01/15/35	1,692
55		Series 2934, Class CI, 5.000%, 01/15/34	56
64		Series 2980, Class QB, 6.500%, 05/15/35	74
552		Series 2989, Class TG, 5.000%, 06/15/25	600
109		Series 2990, Class SL, HB, IF, 23.771%, 06/15/34	146
1,116		Series 2994, Class SC, IF, IO, 5.403%, 02/15/33	71
272		Series 2995, Class FT, VAR, 0.447%, 05/15/29	271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
987	Series 3005, Class ED, 5.000%, 07/15/25	1,066
48	Series 3005, Class PV, IF, 12.419%, 10/15/33	58
367	Series 3028, Class ME, 5.000%, 02/15/34	372
403	Series 3031, Class BN, HB, IF, 21.106%, 08/15/35	718
634	Series 3059, Class B, 5.000%, 02/15/35	647
212	Series 3064, Class OG, 5.500%, 06/15/34	220
5	Series 3068, Class AO, PO, 01/15/35	5
289	Series 3117, Class EO, PO, 02/15/36	270
98	Series 3134, Class PO, PO, 03/15/36	91
113	Series 3138, Class PO, PO, 04/15/36	105
515	Series 3152, Class MO, PO, 03/15/36	475
535	Series 3184, Class YO, PO, 03/15/36	484
2,771	Series 3187, Class Z, 5.000%, 07/15/36	3,053
38	Series 3189, Class PC, 6.000%, 08/15/35	38
1,155	Series 3201, Class IN, IF, IO, 6.053%, 08/15/36	182
2,099	Series 3202, Class HI, IF, IO, 6.453%, 08/15/36	351
420	Series 3219, Class PD, 6.000%, 11/15/35	436
355	Series 3274, Class B, 6.000%, 02/15/37	389
188	Series 3292, Class DO, PO, 03/15/37	170
901	Series 3305, Class IW, IF, IO, 6.253%, 04/15/37	140
49	Series 3306, Class TB, IF, 2.947%, 04/15/37	53
43	Series 3306, Class TC, IF, 2.407%, 04/15/37	46
120	Series 3331, Class PO, PO, 06/15/37	111
213	Series 3383, Class OP, PO, 11/15/37	199
4,573	Series 3409, Class DB, 6.000%, 01/15/38	5,066
354	Series 3531, Class SM, IF, IO, 5.903%, 05/15/39	46
68	Series 3542, Class TN, IF, 6.000%, 07/15/36	78
234	Series 3546, Class A, VAR, 2.023%, 02/15/39	235
461	Series 3572, Class JS, IF, IO, 6.603%, 09/15/39	68
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,239
1,369	Series 3609, Class SA, IF, IO, 6.143%, 12/15/39	311
476	Series 3610, Class CA, 4.500%, 12/15/39	517
174	Series 3611, Class PO, PO, 07/15/34	160
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,696
391	Series 3653, Class HJ, 5.000%, 04/15/40	434
6,482	Series 3677, Class PB, 4.500%, 05/15/40	6,955
693	Series 3737, Class DG, 5.000%, 10/15/30	753
839	Series 3747, Class HI, IO, 4.500%, 07/15/37	55
809	Series 3827, Class BD, 4.000%, 08/15/39	847
729	Series 3852, Class TP, IF, 5.500%, 05/15/41	810
552	Series 3855, Class AM, 6.500%, 11/15/36	611
461	Series 3890, Class ET, 5.500%, 11/15/23	502
4,169	Series 4030, Class IL, IO, 3.500%, 04/15/27	427
4,000	Series 4060, 2.500%, 06/15/27	3,846
8,893	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,325
10,199	Series 4374, Class NC, SUB, 1.750%, 02/15/46	10,577
	Federal Home Loan Mortgage Corp. STRIPS,
296	Series 186, Class PO, PO, 08/01/27	270
8,004	Series 262, Class 35, 3.500%, 07/15/42	8,162
3,206	Series 279, Class 35, 3.500%, 09/15/42	3,272
9,059	Series 323, Class 300, 3.000%, 01/15/44	8,908
7,532	Series 334, Class 300, 3.000%, 08/15/44	7,589
701	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.135%, 10/25/37	706
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,430
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,804
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	654
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,231
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,706
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,094
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,479
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,747
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,741

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,808	Series 2015-M13, Class A2, VAR, 2.800%, 06/25/25	1,797
20,928	Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	21,714
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	9,957
21,407	Series 2015-M5, Class A1, VAR, 2.965%, 03/25/25	21,715
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,412
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	11,819
	Federal National Mortgage Association Grantor Trust,
27,733	Series 2001-T12, Class IO, IO, VAR, 0.527%, 08/25/41	599
915	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,083
781	Series 2002-T19, Class A1, 6.500%, 07/25/42	900
623	Series 2002-T4, Class A2, 7.000%, 12/25/41	714
1,119	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,312
55,526	Series 2002-T4, Class IO, IO, VAR, 0.414%, 12/25/41	979
548	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	623
382	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	432
449	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	531
7,478	Series 2004-T3, Class 1IO4, IO, VAR, 0.582%, 02/25/44	148
	Federal National Mortgage Association REMIC,
2	Series 1988-13, Class C, 9.300%, 05/25/18	2
22	Series 1989-72, Class E, 9.350%, 10/25/19	24
2	Series 1989-98, Class H, 11.500%, 12/25/19	2
3	Series 1990-1, Class D, 8.800%, 01/25/20	3
2	Series 1990-110, Class H, 8.750%, 09/25/20	2
2	Series 1990-117, Class E, 8.950%, 10/25/20	2
28	Series 1991-141, Class PZ, 8.000%, 10/25/21	31
14	Series 1992-31, Class M, 7.750%, 03/25/22	15
15	Series 1992-79, Class Z, 9.000%, 06/25/22	17
11	Series 1992-101, Class J, 7.500%, 06/25/22	12
161	Series 1992-200, Class SK, HB, IF, 24.147%, 11/25/22	252
12	Series 1993-23, Class PZ, 7.500%, 03/25/23	14
93	Series 1993-56, Class PZ, 7.000%, 05/25/23	104
49	Series 1993-60, Class Z, 7.000%, 05/25/23	54
94	Series 1993-79, Class PL, 7.000%, 06/25/23	104
182	Series 1993-141, Class Z, 7.000%, 08/25/23	201
82	Series 1993-149, Class M, 7.000%, 08/25/23	93
223	Series 1993-160, Class ZA, 6.500%, 09/25/23	242
31	Series 1993-165, Class SA, IF, 19.315%, 09/25/23	45
3	Series 1993-205, Class H, PO, 09/25/23	3
28	Series 1993-247, Class SM, HB, IF, 27.952%, 12/25/23	47
33	Series 1993-255, Class E, 7.100%, 12/25/23	36
302	Series 1994-29, Class Z, 6.500%, 02/25/24	339
45	Series 1994-65, Class PK, PO, 04/25/24	42
199	Series 1995-4, Class Z, 7.500%, 10/25/22	221
611	Series 1995-19, Class Z, 6.500%, 11/25/23	700
54	Series 1997-11, Class E, 7.000%, 03/18/27	61
210	Series 1997-20, Class D, 7.000%, 03/17/27	242
21	Series 1997-27, Class J, 7.500%, 04/18/27	23
561	Series 1997-37, Class SM, IF, IO, 7.779%, 12/25/22	81
334	Series 1997-42, Class EG, 8.000%, 07/18/27	382
269	Series 1997-63, Class ZA, 6.500%, 09/18/27	309
331	Series 1998-66, Class FB, VAR, 0.571%, 12/25/28	333

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
514	Series 1999-47, Class JZ, 8.000%, 09/18/29	586
205	Series 2000-8, Class Z, 7.500%, 02/20/30	243
190	Series 2001-4, Class PC, 7.000%, 03/25/21	205
255	Series 2001-14, Class Z, 6.000%, 05/25/31	291
319	Series 2001-16, Class Z, 6.000%, 05/25/31	363
260	Series 2001-36, Class ST, IF, IO, 8.279%, 11/25/30	76
707	Series 2001-72, Class SB, IF, IO, 7.279%, 12/25/31	157
1,358	Series 2001-81, Class HE, 6.500%, 01/25/32	1,564
1	Series 2002-11, Class QG, 5.500%, 03/25/17	1
105	Series 2002-19, Class SC, IF, 13.830%, 03/17/32	148
35	Series 2002-55, Class QE, 5.500%, 09/25/17	36
1,562	Series 2002-56, Class PE, 6.000%, 09/25/32	1,781
57	Series 2002-63, Class KC, 5.000%, 10/25/17	58
23	Series 2002-73, Class AN, 5.000%, 11/25/17	24
1,107	Series 2002-86, Class PG, 6.000%, 12/25/32	1,265
196	Series 2003-14, Class EH, IF, IO, 7.379%, 03/25/18	13
664	Series 2003-17, Class EQ, 5.500%, 03/25/23	722
178	Series 2003-18, Class GT, 5.000%, 03/25/18	183
740	Series 2003-22, Class Z, 6.000%, 04/25/33	816
831	Series 2003-47, Class PE, 5.750%, 06/25/33	941
172	Series 2003-64, Class KS, IF, 9.395%, 07/25/18	186
63	Series 2003-64, Class SX, IF, 13.268%, 07/25/33	78
17	Series 2003-91, Class SD, IF, 12.132%, 09/25/33	21
54	Series 2004-8, Class GD, 4.500%, 10/25/32	55
277	Series 2004-72, Class F, VAR, 0.721%, 09/25/34	281
39	Series 2005-42, Class PS, IF, 16.448%, 05/25/35	53
24	Series 2005-51, Class MO, PO, 06/25/35	24
1,976	Series 2005-53, Class CS, IF, IO, 6.479%, 06/25/35	481
190	Series 2005-65, Class KO, PO, 08/25/35	169
1,072	Series 2005-72, Class WS, IF, IO, 6.529%, 08/25/35	175
409	Series 2005-84, Class XM, 5.750%, 10/25/35	442
152	Series 2005-90, Class ES, IF, 16.323%, 10/25/35	205
932	Series 2005-97, Class B, 5.500%, 11/25/35	971
162	Series 2005-106, Class US, HB, IF, 23.756%, 11/25/35	248
39	Series 2005-116, Class PB, 6.000%, 04/25/34	40
713	Series 2006-9, Class KZ, 6.000%, 03/25/36	804
643	Series 2006-20, Class IB, IF, IO, 6.369%, 04/25/36	111
323	Series 2006-22, Class AO, PO, 04/25/36	300
1,706	Series 2006-27, Class OB, PO, 04/25/36	1,468
212	Series 2006-27, Class OH, PO, 04/25/36	197
145	Series 2006-59, Class QO, PO, 01/25/33	143
133	Series 2006-61, Class AP, 6.000%, 08/25/35	138
857	Series 2006-77, Class PC, 6.500%, 08/25/36	977
362	Series 2006-110, Class PO, PO, 11/25/36	333
253	Series 2006-114, Class HD, 5.500%, 10/25/35	258
278	Series 2006-128, Class PO, PO, 01/25/37	260
300	Series 2007-10, Class Z, 6.000%, 02/25/37	327
307	Series 2007-22, Class SC, IF, IO, 5.859%, 03/25/37	50
10,047	Series 2007-54, Class IB, IF, IO, 6.189%, 06/25/37	1,458
148	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	21
344	Series 2007-71, Class GZ, 6.000%, 07/25/47	378
4,939	Series 2007-109, Class YI, IF, IO, 6.229%, 12/25/37	772
1,788	Series 2008-62, Class SM, IF, IO, 5.979%, 07/25/38	239

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,264	Series 2008-91, Class SI, IF, IO, 5.779%, 03/25/38	294
365	Series 2008-93, Class AM, 5.500%, 06/25/37	388
155	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	6
237	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	15
608	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	35
815	Series 2009-29, Class LA, VAR, 1.675%, 05/25/39	760
775	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	119
2,343	Series 2009-89, Class A1, 5.410%, 05/25/35	2,441
1,352	Series 2009-112, Class ST, IF, IO, 6.029%, 01/25/40	225
889	Series 2009-112, Class SW, IF, IO, 6.029%, 01/25/40	148
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,566
1,942	Series 2010-35, Class SB, IF, IO, 6.199%, 04/25/40	379
330	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	21
607	Series 2010-49, Class SC, IF, 12.218%, 03/25/40	752
2,129	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	366
406	Series 2010-111, Class AE, 5.500%, 04/25/38	427
658	Series 2011-19, Class ZY, 6.500%, 07/25/36	751
869	Series 2011-22, Class MA, 6.500%, 04/25/38	962
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,318
5,697	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	690
10,583	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,503
17,484	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,562
15	Series G-29, Class O, 8.500%, 09/25/21	16
5	Series G92-30, Class Z, 7.000%, 06/25/22	6
16	Series G92-62, Class B, PO, 10/25/22	15
	Federal National Mortgage Association REMIC Trust,
450	Series 2001-W3, Class A, VAR, 6.828%, 09/25/41	506
5,722	Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	102
10,978	Series 2002-W7, Class IO1, IO, VAR, 0.926%, 06/25/29	342
181	Series 2003-W4, Class 2A, VAR, 6.356%, 10/25/42	209
22,649	Series 2004-W11, Class 1IO1, IO, VAR, 0.361%, 05/25/44	366
492	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	513
	Federal National Mortgage Association STRIPS,
1,510	Series 203, Class 2, IO, 8.000%, 02/25/23	322
250	Series 266, Class 2, IO, 7.500%, 08/25/24	37
1,510	Series 313, Class 1, PO, 06/25/31	1,335
252	Series 348, Class 30, IO, 5.500%, 12/25/18	15
241	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	14
245	Series 356, Class 42, IO, 5.500%, 12/25/19	18
439	Series 380, Class S36, IF, IO, 7.679%, 07/25/37	102
264	Series 383, Class 68, IO, 6.500%, 09/25/37	54
387	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	79
137	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	32
	Federal National Mortgage Association Trust,
22	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	24
290	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	324
497	Series 2004-W2, Class 1A, 6.000%, 02/25/44	541
138	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	160
359	Series 2004-W8, Class 3A, 7.500%, 06/25/44	419
713	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	834
546	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	620

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Government National Mortgage Association,
84	Series 1997-7, Class ZA, 9.000%, 05/16/27	96
14	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	16
171	Series 2000-9, Class Z, 8.000%, 06/20/30	204
1,413	Series 2002-4, Class TD, 7.000%, 01/20/32	1,685
850	Series 2002-13, Class QA, IF, IO, 7.853%, 02/16/32	206
26	Series 2002-47, Class HM, 6.000%, 07/16/32	29
2,477	Series 2002-68, Class SC, IF, IO, 5.503%, 10/16/32	437
1,236	Series 2002-84, Class PH, PAC, 6.000%, 11/16/32	1,401
1,174	Series 2003-18, Class PG, PAC, 5.500%, 03/20/33	1,300
137	Series 2003-52, Class SB, IF, 11.205%, 06/16/33	177
423	Series 2003-79, Class PV, PAC, 5.500%, 10/20/23	434
2,267	Series 2003-101, Class SK, IF, IO, 6.363%, 10/17/33	490
240	Series 2004-2, Class SA, IF, 19.826%, 01/16/34	431
3,765	Series 2004-19, Class KE, PAC, 5.000%, 03/16/34	4,263
25	Series 2004-73, Class AE, IF, 14.449%, 08/17/34	31
1,265	Series 2004-86, Class SP, IF, IO, 5.893%, 09/20/34	154
915	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	147
1,938	Series 2004-105, Class SN, IF, IO, 5.893%, 12/20/34	293
151	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	35
1,660	Series 2006-23, Class S, IF, IO, 6.293%, 01/20/36	143
1,648	Series 2006-26, Class S, IF, IO, 6.293%, 06/20/36	286
416	Series 2006-33, Class PK, 6.000%, 07/20/36	467
2,234	Series 2007-7, Class EI, IF, IO, 5.993%, 02/20/37	373
1,126	Series 2007-9, Class CI, IF, IO, 5.993%, 03/20/37	191
1,751	Series 2007-16, Class KU, IF, IO, 6.443%, 04/20/37	316
156	Series 2007-17, Class JO, PO, 04/16/37	143
1,098	Series 2007-22, Class PK, PAC, 5.500%, 04/20/37	1,263
2,253	Series 2007-24, Class SA, IF, IO, 6.303%, 05/20/37	415
544	Series 2007-26, Class SC, IF, IO, 5.993%, 05/20/37	99
448	Series 2007-67, Class SI, IF, IO, 6.303%, 11/20/37	82
98	Series 2008-29, Class PO, PO, 02/17/33	94
226	Series 2008-34, Class OC, PO, 06/20/37	174
834	Series 2008-40, Class PS, IF, IO, 6.303%, 05/16/38	142
1,578	Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	299
69	Series 2008-43, Class NA, PAC, 5.500%, 11/20/37	72
1,657	Series 2008-49, Class PH, PAC, 5.250%, 06/20/38	1,874
3,484	Series 2008-50, Class SA, IF, IO, 6.023%, 06/20/38	564
2,429	Series 2008-55, Class PL, PAC, 5.500%, 06/20/38	2,706
1,126	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	226
2,126	Series 2009-16, Class SJ, IF, IO, 6.593%, 05/20/37	394
988	Series 2009-72, Class SM, IF, IO, 6.053%, 08/16/39	167
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	79
1,330	Series 2009-77, Class CS, IF, IO, 6.803%, 06/16/38	156
383	Series 2009-79, Class OK, PO, 11/16/37	331
318	Series 2009-81, Class A, 5.750%, 09/20/36	352
1,018	Series 2009-106, Class XL, IF, IO, 6.543%, 06/20/37	138
1,285	Series 2010-4, Class SB, IF, IO, 6.303%, 08/16/39	119
141	Series 2010-14, Class QP, 6.000%, 12/20/39	148
571	Series 2010-31, Class SK, IF, IO, 5.893%, 11/20/34	93
4,032	Series 2010-61, Class PC, PAC, 4.500%, 02/20/37	4,128

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,500		Series 2010-107, Class AY, 5.000%, 10/20/36	1,533
977		Series 2010-157, Class OP, PO, 12/20/40	900
10,227		Series 2012-H11, Class FA, VAR, 0.895%, 02/20/62	10,250
2,679		Series 2012-H18, Class FA, 0.745%, 08/20/62	2,670
4,937		Series 2013-H04, Class BA, 1.650%, 02/20/63	4,903
8,291		Series 2013-H20, Class FB, VAR, 1.195%, 08/20/63	8,404
9,963		Series 2013-H23, Class FA, VAR, 1.495%, 09/20/63	10,227
9,787		Series 2015-H02, Class HA, 2.500%, 01/20/65	9,818
12,367		Series 2015-H04, Class FL, VAR, 0.665%, 02/20/65	12,386
9,357		Series 2015-H23, Class FB, VAR, 0.715%, 09/20/65	9,297
173		NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	175
		Vendee Mortgage Trust,
645		Series 1996-2, Class 1Z, 6.750%, 06/15/26	735
1,661		Series 1998-1, Class 2E, 7.000%, 03/15/28	1,971
230		Series 1999-1, Class 2Z, 6.500%, 01/15/29	260

			403,844

		Non-Agency CMO — 2.4%
156		Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.451%, 09/25/35	150
1,294		Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,282
		Alternative Loan Trust,
110		Series 2003-J3, Class 2A1, 6.250%, 12/25/33	114
1,158		Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,219
572		Series 2005-23CB, Class A2, 5.500%, 07/25/35	559
2,969		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,721
1,015		Series 2005-86CB, Class A11, 5.500%, 02/25/36	919
59		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	60
263		Series 2006-26CB, Class A9, 6.500%, 09/25/36	229
		American General Mortgage Loan Trust,
247		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	255
407		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	409
300		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	309
		Banc of America Alternative Loan Trust,
300		Series 2003-11, Class 2A1, 6.000%, 01/25/34	312
570		Series 2004-1, Class 1A1, 6.000%, 02/25/34	606
189		Series 2004-6, Class 4A1, 5.000%, 07/25/19	193
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, PAC, 5.500%, 08/25/35	1,406
143		Series 2005-7, Class 30PO, PO, 11/25/35	115
733		Series 2005-E, Class 4A1, VAR, 2.815%, 03/20/35	729
		Banc of America Mortgage Trust,
445		Series 2003-3, Class 1A7, 5.500%, 05/25/33	457
189		Series 2003-4, Class 1B1, 5.500%, 06/25/33	182
54		Series 2003-7, Class A2, 4.750%, 09/25/18	55
82		Series 2004-2, Class 2A4, 5.500%, 03/25/34	80
168		Series 2004-5, Class 3A3, 5.000%, 06/25/19	171
47		Series 2004-5, Class 4A1, 4.750%, 06/25/19	47
46		Series 2004-8, Class XPO, PO, 10/25/34	40
–	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
374		Series 2004-F, Class 1A1, VAR, 2.677%, 07/25/34	381
36		Series 2005-1, Class 15PO, PO, 02/25/20	33
300		Series 2005-1, Class 1A17, 5.500%, 02/25/35	278
203		Series 2005-1, Class 2A1, 5.000%, 02/25/20	208
36		Series 2005-10, Class 15PO, PO, 11/25/20	31

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
39	Series 2005-11, Class 15PO, PO, 12/25/20	36
	BCAP LLC Trust,
104	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	111
275	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	277
48	Series 2010-RR7, Class 16A1, VAR, 0.943%, 02/26/47 (e)	48
57	Series 2010-RR8, Class 3A3, VAR, 2.737%, 05/26/35 (e)	57
1,152	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,162
4,199	Series 2015-RR4, Class 1A1, VAR, 1.195%, 09/11/38 (e)	3,949
159	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.540%, 10/25/33	160
3	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.337%, 03/25/31	3
2,331	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.691%, 07/25/37	2,352
	CHL Mortgage Pass-Through Trust,
346	Series 2004-3, Class A25, 5.750%, 04/25/34	351
232	Series 2004-4, Class A13, 5.250%, 05/25/34	234
450	Series 2004-5, Class 2A9, 5.250%, 05/25/34	455
282	Series 2004-8, Class 2A1, 4.500%, 06/25/19	290
195	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	198
866	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	882
747	Series 2005-22, Class 2A1, VAR, 2.706%, 11/25/35	636
85	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	87
	Citigroup Mortgage Loan Trust, Inc.
10	Series 2003-UST1, Class PO3, PO, 12/25/18	10
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,388
212	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	214
212	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	215
179	Series 2004-HYB4, Class AA, VAR, 0.551%, 12/25/34	156
266	Series 2004-UST1, Class A3, VAR, 2.313%, 08/25/34	266
	Credit Suisse First Boston Mortgage Securities Corp.,
128	Series 2003-29, Class 8A1, 6.000%, 11/25/18	132
1,088	Series 2004-4, Class 5A4, IF, IO, 7.329%, 08/25/34	128
416	Series 2005-1, Class 1A16, 5.500%, 02/25/35	425
68	Series 2005-7, Class 5A1, 4.750%, 08/25/20	68
307	Series 2005-10, Class 10A4, PAC, 6.000%, 11/25/35	205
558	Series 2005-10, Class 6A13, 5.500%, 11/25/35	475
164	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	168
	CSMC Trust,
717	Series 2010-16, Class A3, VAR, 3.826%, 06/25/50 (e)	719
3,122	Series 2010-11R, Class A6, VAR, 1.194%, 06/28/47 (e)	3,019
65	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	47
367	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	370
94	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	94
680	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.203%, 09/25/34	665
	First Horizon Mortgage Pass-Through Trust,
572	Series 2004-AR6, Class 2A1, VAR, 2.804%, 12/25/34	573
221	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	222
	GMACM Mortgage Loan Trust,
247	Series 2003-J10, Class A1, 4.750%, 01/25/19	247
189	Series 2004-J5, Class A7, 6.500%, 01/25/35	200
355	Series 2005-AR3, Class 3A4, VAR, 2.981%, 06/19/35	350

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	GSR Mortgage Loan Trust,
201	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	206
361	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	373
358	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	383
222	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	230
62	Series 2005-5F, Class 8A1, VAR, 0.721%, 06/25/35	59
36	Series 2005-5F, Class 8A3, VAR, 0.721%, 06/25/35	35
335	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	318
2,643	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,601
	Impac CMB Trust,
843	Series 2004-10, Class 3A1, VAR, 0.921%, 03/25/35	761
521	Series 2004-10, Class 3A2, VAR, 1.021%, 03/25/35	452
14	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	14
	JP Morgan Mortgage Trust,
741	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	745
794	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	807
406	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	409
675	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	678
496	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	497
168	Series 2007-A1, Class 5A2, VAR, 2.691%, 07/25/35	171
55	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	55
159	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	159
	MASTR Alternative Loan Trust,
145	Series 2003-7, Class 4A3, 8.000%, 11/25/18	150
121	Series 2003-8, Class 3A1, 5.500%, 12/25/33	128
173	Series 2003-9, Class 5A1, 4.500%, 12/25/18	175
727	Series 2004-6, Class 6A1, 6.500%, 07/25/34	745
682	Series 2004-6, Class 7A1, 6.000%, 07/25/34	693
91	Series 2004-7, Class 30PO, PO, 08/25/34	70
59	Series 2004-7, Class 3A1, 6.500%, 08/25/34	62
236	Series 2004-8, Class 6A1, 5.500%, 09/25/19	243
334	Series 2004-10, Class 1A1, 4.500%, 09/25/19	339
102	Series 2004-11, Class 8A3, 5.500%, 10/25/19	103
18	Series 2005-1, Class 5A1, 5.500%, 01/25/20	19
	MASTR Asset Securitization Trust,
26	Series 2003-6, Class 8A1, 5.500%, 07/25/33	26
111	Series 2003-10, Class 3A1, 5.500%, 11/25/33	114
24	Series 2003-11, Class 10A1, 5.000%, 12/25/18	24
51	Series 2003-11, Class 3A1, 4.500%, 12/25/18	51
20	Series 2004-6, Class 15PO, PO, 07/25/19	20
135	Series 2004-6, Class 3A1, 5.250%, 07/25/19	138
77	Series 2004-6, Class 4A1, 5.000%, 07/25/19	78
21	Series 2004-8, Class PO, PO, 08/25/19	20
44	Series 2004-10, Class 1A1, 4.500%, 10/25/19	44
404	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	430
152	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	122
	Merrill Lynch Mortgage Investors Trust,
397	Series 2004-C, Class A2, VAR, 1.044%, 07/25/29	378
498	Series 2004-D, Class A3, VAR, 2.104%, 09/25/29	497
	Morgan Stanley Mortgage Loan Trust,
625	Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	658

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
290	Series 2004-7AR, Class 2A6, VAR, 2.474%, 09/25/34	285
	MortgageIT Trust,
3,671	Series 2004-2, Class A1, VAR, 0.961%, 12/25/34	3,548
252	Series 2005-1, Class 1A1, VAR, 0.861%, 02/25/35	246
212	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	211
230	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.530%, 02/25/35	229
6,259	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.541%, 04/25/35	6,113
587	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	596
294	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	308
	RALI Trust,
178	Series 2003-QS14, Class A1, 5.000%, 07/25/18	179
1,858	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,945
367	Series 2004-QS3, Class CB, 5.000%, 03/25/19	368
3,318	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,129
	Residential Asset Securitization Trust,
228	Series 2003-A8, Class A1, 3.750%, 10/25/18	228
207	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	181
	RFMSI Trust,
107	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	107
281	Series 2005-SA4, Class 1A1, VAR, 2.836%, 09/25/35	234
2,156	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,043
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
1,005	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	968
	Springleaf Mortgage Loan Trust,
1,175	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,175
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,089
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,102
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,098
	Structured Adjustable Rate Mortgage Loan Trust,
429	Series 2004-14, Class 1A, VAR, 2.567%, 10/25/34	435
85	Series 2005-5, Class A1, VAR, 0.451%, 05/25/35	84
39	Series 2005-5, Class A2, VAR, 0.451%, 05/25/35	39
	Structured Asset Securities Corp.,
1,750	Series 2003-37A, Class 1A, VAR, 2.630%, 12/25/33	1,731
255	Series 2003-37A, Class 2A, VAR, 4.416%, 12/25/33	256
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,002	Series 2003-26A, Class 3A5, VAR, 2.442%, 09/25/33	2,897
302	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	308
158	Series 2004-7, Class 2A1, VAR, 5.520%, 05/25/24	162
	WaMu Mortgage Pass-Through Certificates Trust,
37	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	38
407	Series 2003-AR8, Class A, VAR, 2.485%, 08/25/33	418
274	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	278
2	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1
928	Series 2004-AR11, Class A, VAR, 2.543%, 10/25/34	937
121	Series 2004-AR3, Class A1, VAR, 2.460%, 06/25/34	122
1,113	Series 2004-AR3, Class A2, VAR, 2.460%, 06/25/34	1,127
173	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	177
184	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	191
1,014	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,063

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
114	Series 2005-AR2, Class 2A21, VAR, 0.551%, 01/25/45	105
1,094	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,035
615	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	648
173	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	171
	Wells Fargo Mortgage-Backed Securities Trust,
486	Series 2003-D, Class A1, VAR, 2.506%, 02/25/33	483
206	Series 2003-M, Class A1, VAR, 2.780%, 12/25/33	207
133	Series 2004-B, Class A1, VAR, 2.519%, 02/25/34	133
165	Series 2004-DD, Class 2A8, VAR, 2.637%, 01/25/35	155
176	Series 2004-EE, Class 3A1, VAR, 2.701%, 12/25/34	177
242	Series 2004-EE, Class 3A2, VAR, 2.701%, 12/25/34	244
524	Series 2004-K, Class 1A2, VAR, 2.743%, 07/25/34	525
56	Series 2004-Q, Class 1A3, VAR, 2.740%, 09/25/34	56
179	Series 2004-Q, Class 2A2, VAR, 2.740%, 09/25/34	177
751	Series 2004-U, Class A1, VAR, 2.725%, 10/25/34	749
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,192
747	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	755
3,902	Series 2005-AR3, Class 1A1, VAR, 2.743%, 03/25/35	3,926

		104,911

	Total Collateralized Mortgage Obligations (Cost $499,846)	508,755

Commercial Mortgage-Backed Securities — 6.5%
	A10 Securitization LLC,
502	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	503
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,003
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,651
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,978
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,028
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,029
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,164
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	3,316
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,991
	Banc of America Commercial Mortgage Trust,
2,842	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,859
3,302	Series 2006-5, Class A4, 5.414%, 09/10/47	3,364
4,000	Series 2007-2, Class AM, VAR, 5.797%, 04/10/49	4,176
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
428	Series 2005-1, Class AJ, VAR, 5.516%, 11/10/42	427
185	Series 2005-3, Class AM, 4.727%, 07/10/43	185
430	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.589%, 06/24/50 (e)	443
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,783
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,069
	Bear Stearns Commercial Mortgage Securities Trust,
549	Series 2006-PW11, Class A4, VAR, 5.653%, 03/11/39	549
52	Series 2006-PW12, Class A4, VAR, 5.899%, 09/11/38	52
219	Series 2006-T24, Class A4, 5.537%, 10/12/41	223
4,000	Series 2007-PW16, Class AM, VAR, 5.912%, 06/11/40	4,210
5,700	Series 2007-PW17, Class AMFL, VAR, 0.887%, 06/11/50 (e)	5,608

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 4.058%, 03/10/33 (e)	4,623
18,064	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.248%, 05/15/35	372
72,585	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.548%, 12/11/49 (e)	247
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.760%, 12/15/47 (e)	5,334
2,650	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, VAR, 1.247%, 06/15/33 (e)	2,622
	COBALT CMBS Commercial Mortgage Trust,
2,896	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,961
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,550
	COMM Mortgage Trust,
1,914	Series 2012-CR2, Class XA, IO, VAR, 1.993%, 08/15/45	168
7,000	Series 2013-CR9, Class D, VAR, 4.399%, 07/10/45 (e)	6,323
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,214
4,850	Series 2014-KYO, Class A, VAR, 1.097%, 06/11/27 (e)	4,825
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/55	8,272
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,084
7,402	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.021%, 07/10/38	7,508
	Credit Suisse Commercial Mortgage Trust,
954	Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	955
118,508	Series 2007-C2, Class AX, IO, VAR, 0.215%, 01/15/49 (e)	156
1,169	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	1,186
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,669
5,000	CSMC Trust, Series 2014-ICE, Class C, VAR, 1.747%, 04/15/27 (e)	4,984
18,025	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.559%, 07/10/44 (e)	642
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	15,864
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,622
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	13,951
72,667	Series K708, Class X1, IO, VAR, 1.610%, 01/25/19	2,940
19	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	19
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	850
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.475%, 08/10/44 (e)	5,119
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	803
	JP Morgan Chase Commercial Mortgage Securities Trust,
464	Series 2005-CB11, Class AJ, VAR, 5.587%, 08/12/37	464
31,748	Series 2005-CB11, Class X1, IO, VAR, 0.067%, 08/12/37 (e)	42
59,703	Series 2005-LDP5, Class X1, IO, VAR, 0.100%, 12/15/44 (e)	52
65,344	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	69
1,224	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,250
186	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	186
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	927
15,783	Series 2006-LDP8, Class X, IO, VAR, 0.686%, 05/15/45	46
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,998
8,904	Series 2010-C2, Class XA, IO, VAR, 1.920%, 11/15/43 (e)	462
	LB-UBS Commercial Mortgage Trust,
62	Series 2006-C1, Class A4, 5.156%, 02/15/31	62
950	Series 2006-C4, Class A4, VAR, 6.016%, 06/15/38	962
555	Series 2006-C6, Class A4, 5.372%, 09/15/39	565
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,136

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
4,551	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,702
2,836	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,011
	Merrill Lynch Mortgage Trust,
1,750	Series 2005-LC1, Class AJ, VAR, 5.586%, 01/12/44	1,749
1,007	Series 2005-LC1, Class AM, VAR, 5.527%, 01/12/44	1,007
1,700	Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,707
	ML-CFC Commercial Mortgage Trust,
983	Series 2006-1, Class A4, VAR, 5.654%, 02/12/39	983
207	Series 2006-4, Class A3, 5.172%, 12/12/49	211
79,781	Series 2006-4, Class XC, IO, VAR, 0.806%, 12/12/49 (e)	426
11,062	Series 2007-9, Class A4, 5.700%, 09/12/49	11,533
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,689
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,021
1,575	Series 2006-T23, Class AM, VAR, 6.019%, 08/12/41	1,611
69,249	Series 2007-HQ11, Class X, IO, VAR, 0.380%, 02/12/44 (e)	146
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	738
	Morgan Stanley Re-REMIC Trust,
1,950	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,925
512	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	510
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,369
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.197%, 08/25/29 (e)	2,826
3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.197%, 07/14/34 (e)	3,452
4,904	RAIT Trust, Series 2014-FL3, Class B, VAR, 2.847%, 12/15/31 (e)	4,870
898	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	910
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.727%, 05/10/45 (e)	9,757
8,455	Series 2012-C1, Class XA, IO, VAR, 2.418%, 05/10/45 (e)	863
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,287
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,616
16,974	Series 2012-C2, Class XA, IO, VAR, 1.874%, 05/10/63 (e)	1,104
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,308
	Wachovia Bank Commercial Mortgage Trust,
107	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	107
39	Series 2006-C25, Class A4, VAR, 5.904%, 05/15/43	39
2,772	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	2,782
84,267	Series 2007-C30, Class XC, IO, VAR, 0.683%, 12/15/43 (e)	433
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,826
262	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	262
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,710
6,640	Series 2013-C11, Class D, VAR, 4.319%, 03/15/45 (e)	6,208

	Total Commercial Mortgage-Backed Securities (Cost $296,740)	292,393

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
103	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
332	Upstate New York Power Producers, Inc., (PIK), 20.000%, 06/15/17 (e) (v)	658

	Total Convertible Bonds (Cost $435)	658

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 29.5%
	Consumer Discretionary — 3.8%
	Auto Components — 0.4%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	314
1,425	6.625%, 10/15/22	1,505
47	Dana Holding Corp., 6.750%, 02/15/21	48
	Goodyear Tire & Rubber Co. (The),
570	5.125%, 11/15/23	581
575	6.500%, 03/01/21	607
1,175	7.000%, 05/15/22	1,270
575	8.250%, 08/15/20	599
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,025
1,000	5.875%, 02/01/22	1,016
2,015	6.000%, 08/01/20	2,073
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	311
1,180	4.950%, 07/02/64	973
890	5.700%, 03/01/41	872
250	MPG Holdco I, Inc., 7.375%, 10/15/22	262
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,792
	ZF North America Capital, Inc.,
1,189	4.000%, 04/29/20 (e)	1,194
576	4.500%, 04/29/22 (e)	565
841	4.750%, 04/29/25 (e)	812

		16,819

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,480
560	8.500%, 01/18/31	811
1,537	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,657
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,477
708	5.250%, 04/15/23	701
3,500	Ford Motor Co., 6.625%, 10/01/28	4,137
	General Motors Co.,
1,425	5.000%, 04/01/35	1,360
1,425	5.200%, 04/01/45	1,358
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,008
657	4.250%, 11/15/19 (e)	670
150	5.625%, 02/01/23 (e)	156
	Motors Liquidation Co.,
120	5.250%, 03/06/32	—	(h)
385	6.250%, 07/15/33	—	(h)
21	7.250%, 04/15/41	—	(h)
1	7.250%, 07/15/41	—	(h)
42	7.250%, 02/15/52	—	(h)
55	7.375%, 05/15/48	—	(h)
1	7.375%, 10/01/51	—	(h)
2,500	7.700%, 04/15/16 (d)	—	(h)

		14,815

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	417

	Diversified Consumer Services — 0.1%
	Service Corp. International,
725	5.375%, 05/15/24	759
963	7.625%, 10/01/18	1,083
2,300	8.000%, 11/15/21	2,703

		4,545

	Hotels, Restaurants & Leisure — 0.4%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	252
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	283
850	Choice Hotels International, Inc., 5.750%, 07/01/22	909
574	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	330
435	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	430
1,505	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	1,494
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	448
	MGM Resorts International,
50	5.250%, 03/31/20	50
1,805	6.000%, 03/15/23	1,788
1,995	6.625%, 12/15/21	2,080
280	6.750%, 10/01/20	293
65	8.625%, 02/01/19	74
825	11.375%, 03/01/18	967
205	Real Mex Restaurants, Inc., 7.000%, 03/21/16	169
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	585

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Sabre GLBL, Inc.,
190	5.250%, 11/15/23 (e)	187
408	5.375%, 04/15/23 (e)	408
1,165	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,124
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	896
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	896
1,573	Starbucks Corp., 2.700%, 06/15/22	1,587
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
800	5.375%, 03/15/22	768
1,290	5.500%, 03/01/25 (e)	1,154

		17,172

	Household Durables — 0.3%
96	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	93
699	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	657
	CalAtlantic Group, Inc.,
207	5.875%, 11/15/24	217
790	8.375%, 01/15/21	926
166	10.750%, 09/15/16	177
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	1,005
600	4.750%, 02/15/23	611
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,662
286	4.500%, 11/15/19	293
500	4.750%, 11/15/22	499
1,250	4.750%, 05/30/25	1,225
270	6.950%, 06/01/18	294
1,015	Series B, 12.250%, 06/01/17	1,157
	M/I Homes, Inc.,
595	6.750%, 01/15/21 (e)	596
1,124	8.625%, 11/15/18	1,154
565	Meritage Homes Corp., 7.000%, 04/01/22	600
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	412
521	4.875%, 11/15/25	516
879	5.875%, 02/15/22	940
324	WCI Communities, Inc., 6.875%, 08/15/21	341

		13,375

	Internet & Catalog Retail — 0.1%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,601
	QVC, Inc.,
1,000	4.450%, 02/15/25	939
170	5.125%, 07/02/22	173

		2,713

	Media — 1.7%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	688
800	7.750%, 01/20/24	998
200	7.850%, 03/01/39	265
147	8.875%, 04/26/23	192
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
1,746	Cablevision Systems Corp., 8.000%, 04/15/20	1,650
1,178	CBS Corp., 3.700%, 08/15/24	1,155
	CCO Safari II LLC,
2,496	4.464%, 07/23/22 (e)	2,524
242	4.908%, 07/23/25 (e)	246
4,510	6.384%, 10/23/35 (e)	4,669
2,480	CCOH Safari LLC, 5.750%, 02/15/26 (e)	2,492
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	210
859	Series B, 6.500%, 11/15/22	848
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	335
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,795
2,405	4.600%, 08/15/45	2,491
240	6.300%, 11/15/17	263
435	6.500%, 11/15/35	553
177	6.550%, 07/01/39	228
1,516	CSC Holdings LLC, 6.750%, 11/15/21	1,433
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	3.800%, 03/15/22	542
2,202	3.950%, 01/15/25	2,201
580	6.000%, 08/15/40	607
946	Discovery Communications LLC, 4.950%, 05/15/42	799
	DISH DBS Corp.,
460	5.000%, 03/15/23	398
167	5.875%, 07/15/22	155
172	5.875%, 11/15/24	154
8,451	6.750%, 06/01/21	8,504

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
2,511	7.875%, 09/01/19	2,705
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,306
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	645
950	9.000%, 03/01/21	653
1,250	Lamar Media Corp., 5.000%, 05/01/23	1,253
470	Liberty Interactive LLC, 8.250%, 02/01/30	482
810	NBCUniversal Media LLC, 5.950%, 04/01/41	986
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	666
2,352	5.000%, 04/15/22 (e)	2,337
	Numericable-SFR SAS, (France),
242	4.875%, 05/15/19 (e)	241
1,008	6.000%, 05/15/22 (e)	996
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	611
785	5.625%, 02/15/24 (e)	810
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,031
565	5.875%, 10/01/20 (e)	591
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,033
	TEGNA, Inc.,
295	4.875%, 09/15/21 (e)	297
1,184	5.125%, 07/15/20	1,228
585	5.500%, 09/15/24 (e)	589
1,550	6.375%, 10/15/23	1,639
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,036
280	4.700%, 10/15/19	302
200	6.500%, 07/15/18	221
774	Time Warner Cable, Inc., 7.300%, 07/01/38	838
660	Time Warner Cos., Inc., 7.570%, 02/01/24	817
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,239
	Time Warner, Inc.,
2,640	3.600%, 07/15/25	2,615
182	5.375%, 10/15/41	189
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	735
900	5.500%, 01/15/23 (e)	905
	Univision Communications, Inc.,
200	5.125%, 05/15/23 (e)	194
500	5.125%, 02/15/25 (e)	483
700	6.750%, 09/15/22 (e)	725
70	Viacom, Inc., 4.375%, 03/15/43	52
	Videotron Ltd., (Canada),
2,162	5.375%, 06/15/24 (e)	2,184
500	Walt Disney Co. (The), Series B, 5.875%, 12/15/17	545

		73,589

	Multiline Retail — 0.1%
1,282	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	1,330
4,000	Kohl’s Corp., 5.550%, 07/17/45	3,805

		5,135

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	240
2,831	Caleres, Inc., 6.250%, 08/15/23	2,803
747	Claire’s Stores, Inc., 8.875%, 03/15/19	284
500	CST Brands, Inc., 5.000%, 05/01/23	496
	Home Depot, Inc. (The),
1,000	2.000%, 06/15/19	1,012
734	2.625%, 06/01/22	735
	L Brands, Inc.,
400	5.625%, 02/15/22	425
3,500	5.625%, 10/15/23	3,727
625	6.875%, 11/01/35 (e)	641
500	8.500%, 06/15/19	585
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	593
1,262	3.375%, 09/15/25	1,279
116	5.125%, 11/15/41	129
951	Series B, 7.110%, 05/15/37	1,239
660	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	657
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	454
817	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	828
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	516
1,571	5.750%, 06/01/22	1,638

		18,281

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.0% (g)
470	Levi Strauss & Co., 5.000%, 05/01/25	469
1,329	PVH Corp., 4.500%, 12/15/22	1,309

		1,778

	Total Consumer Discretionary	168,639

	Consumer Staples — 1.3%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	349
550	5.750%, 04/01/36	597
280	7.550%, 10/01/30	364
1,225	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	1,254
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	477
50	7.750%, 01/15/19	58
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	615
216	4.250%, 05/01/23	218
396	4.750%, 11/15/24	405
932	4.750%, 12/01/25	944
1,165	6.000%, 05/01/22	1,293
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,351
365	8.000%, 09/15/22	466
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	653
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	676
	PepsiCo, Inc.,
572	3.000%, 08/25/21	589
1,845	3.500%, 07/17/25	1,904
70	7.900%, 11/01/18	82

		12,295

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
1,659	3.500%, 07/20/22	1,704
630	4.750%, 12/01/22 (e)	680
2,264	4.875%, 07/20/35	2,366
420	5.000%, 12/01/24 (e)	459
3,830	5.125%, 07/20/45	4,081
68	5.750%, 06/01/17	72
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,771
	Kroger Co. (The),
215	6.400%, 08/15/17	233
1,162	7.500%, 04/01/31	1,485
300	Series B, 7.700%, 06/01/29	396
430	New Albertsons, Inc., 8.700%, 05/01/30	434
	Walgreens Boots Alliance, Inc.,
182	2.700%, 11/18/19	182
345	3.300%, 11/18/21	344
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	296
160	5.250%, 09/01/35	183
1,000	6.200%, 04/15/38	1,267
260	7.550%, 02/15/30	368

		16,321

	Food Products — 0.5%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	333
	Bunge Ltd. Finance Corp.,
305	3.500%, 11/24/20	307
655	8.500%, 06/15/19	766
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	155
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	352
800	3.300%, 03/01/22 (e)	808
470	4.760%, 11/23/45 (e)	487
200	6.000%, 11/27/17 (e)	216
1,000	7.350%, 03/06/19 (e)	1,161
135	ConAgra Foods, Inc., 3.250%, 09/15/22	130
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,509
	JBS USA LLC/JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	756
1,868	5.875%, 07/15/24 (e)	1,840
2,631	7.250%, 06/01/21 (e)	2,729
816	7.250%, 06/01/21 (e)	849
1,430	8.250%, 02/01/20 (e)	1,499
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	436
488	5.000%, 06/04/42	496
599	6.125%, 08/23/18	662
575	6.875%, 01/26/39	705
	Kraft Heinz Foods Co.,
946	5.200%, 07/15/45 (e)	985
153	6.375%, 07/15/28	175
277	6.750%, 03/15/32	320

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
497	Mead Johnson Nutrition Co., 4.125%, 11/03/22	503
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	424
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	482
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	601
1,511	5.875%, 08/01/21 (e)	1,560
102	7.750%, 07/01/17	109

		22,355

	Household Products — 0.1%
2,063	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	2,001
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	586
1,000	6.125%, 08/01/17	1,081
536	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	636
525	Spectrum Brands, Inc., 6.125%, 12/15/24 (e)	547

		4,851

	Tobacco — 0.1%
3,575	Reynolds American, Inc., 5.850%, 08/15/45	3,997

	Total Consumer Staples	59,819

	Energy — 3.7%
	Energy Equipment & Services — 0.5%
280	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	238
303	Baker Hughes, Inc., 5.125%, 09/15/40	309
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	931
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	680
	Halliburton Co.,
680	4.850%, 11/15/35	686
250	7.450%, 09/15/39	329
275	7.600%, 08/15/96 (e)	351
700	8.750%, 02/15/21	881
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	443
100	2.600%, 12/01/22	92
	Noble Holding International Ltd., (Cayman Islands),
98	3.950%, 03/15/22	74
1,418	6.950%, 04/01/45	1,025
255	Parker Drilling Co., 6.750%, 07/15/22	183
208	PHI, Inc., 5.250%, 03/15/19	177
2,893	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,634
	Precision Drilling Corp., (Canada),
1,449	5.250%, 11/15/24	1,130
1,097	6.500%, 12/15/21	944
	Schlumberger Investment S.A., (Luxembourg),
640	2.400%, 08/01/22 (e)	613
219	3.300%, 09/14/21 (e)	224
1,210	3.650%, 12/01/23	1,251
1,597	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	998
	Transocean, Inc., (Cayman Islands),
1,195	6.500%, 11/15/20	944
5,836	6.875%, 12/15/21	4,383
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	580
1,440	Unit Corp., 6.625%, 05/15/21	1,116

		20,216

	Oil, Gas & Consumable Fuels — 3.2%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	171
278	Anadarko Holding Co., 7.150%, 05/15/28	316
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	393
100	7.950%, 06/15/39	120
225	8.700%, 03/15/19	263
250	ANR Pipeline Co., 9.625%, 11/01/21	334
	Antero Resources Corp.,
235	5.125%, 12/01/22	214
930	5.375%, 11/01/21	855
450	6.000%, 12/01/20	432
775	Apache Corp., 6.900%, 09/15/18	871
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	251
300	5.625%, 06/01/24 (e)	245
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	585
1,545	2.750%, 05/10/23	1,495
385	3.245%, 05/06/22	389
1,800	3.535%, 11/04/24	1,818
612	3.814%, 02/10/24	629
515	4.750%, 03/10/19	558

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	268
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,057
	California Resources Corp.,
505	5.000%, 01/15/20	322
652	5.500%, 09/15/21	391
1,548	6.000%, 11/15/24	929
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	976
330	6.250%, 03/15/38	343
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	114
294	4.450%, 09/15/42	232
1,035	6.750%, 11/15/39	1,080
	Chesapeake Energy Corp.,
2,352	4.875%, 04/15/22	995
440	5.375%, 06/15/21	193
2,043	5.750%, 03/15/23	868
888	6.125%, 02/15/21	377
520	6.500%, 08/15/17	363
540	Chevron Corp., 2.355%, 12/05/22	525
	Cimarex Energy Co.,
875	4.375%, 06/01/24	864
440	5.875%, 05/01/22	463
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	395
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,198
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,052
1,875	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	1,097
	Concho Resources, Inc.,
450	5.500%, 10/01/22	436
945	6.500%, 01/15/22	964
1,460	7.000%, 01/15/21	1,504
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	270
	ConocoPhillips,
275	5.750%, 02/01/19	306
750	6.500%, 02/01/39	895
410	7.000%, 03/30/29	492
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	368
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22	308
790	8.000%, 04/01/23 (e)	557
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	344
364	6.125%, 03/01/22	311
568	6.250%, 04/01/23 (e)	480
236	Devon Energy Corp., 3.250%, 05/15/22	225
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	323
	Encana Corp., (Canada),
150	6.500%, 05/15/19	161
215	6.625%, 08/15/37	193
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	2,081
495	7.500%, 10/15/20	518
	Energy Transfer Partners LP,
1,080	2.500%, 06/15/18	1,055
1,196	3.600%, 02/01/23	1,041
1,194	4.050%, 03/15/25	1,023
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,191
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	810
922	4.150%, 06/01/25	814
	Enterprise Products Operating LLC,
701	3.700%, 02/15/26	660
582	3.750%, 02/15/25	551
806	4.900%, 05/15/46	719
1,252	5.250%, 01/31/20	1,351
	EOG Resources, Inc.,
472	2.625%, 03/15/23	459
1,700	4.100%, 02/01/21	1,810
200	6.875%, 10/01/18	227
2,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	1,570
3,140	Exxon Mobil Corp., 2.397%, 03/06/22	3,114
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	979
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	652
1,500	5.750%, 10/01/25 (e)	1,376
220	7.625%, 04/15/21 (e)	225

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	336
3,500	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,572
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	187
205	Reg. S, 7.000%, 05/05/20	217
200	Reg. S, 9.125%, 07/02/18	222
150	Kinder Morgan Energy Partners LP, 6.500%, 04/01/20	159
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,489
565	5.625%, 11/15/23 (e)	524
150	7.000%, 06/15/17	156
	Marathon Oil Corp.,
1,976	3.850%, 06/01/25	1,771
410	6.000%, 10/01/17	435
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	650
986	4.875%, 12/01/24	874
1,382	4.875%, 06/01/25	1,230
3,000	5.500%, 02/15/23	2,835
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	155
195	7.000%, 03/31/24 (e)	165
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	526
	Newfield Exploration Co.,
475	5.375%, 01/01/26	433
575	5.625%, 07/01/24	542
625	5.750%, 01/30/22	613
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21	253
	Noble Energy, Inc.,
583	3.900%, 11/15/24	552
286	5.050%, 11/15/44	259
1,500	5.250%, 11/15/43	1,378
596	5.875%, 06/01/22	598
491	5.875%, 06/01/24	492
504	Occidental Petroleum Corp., 2.700%, 02/15/23	491
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,126
875	6.650%, 10/01/36	776
533	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	533
2,083	Peabody Energy Corp., 10.000%, 03/15/22 (e)	490
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19	457
1,000	8.500%, 05/01/20	220
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	404
200	6.000%, 05/03/42 (e)	170
200	Reg. S, 6.500%, 05/27/41	181
398	Petrobras Global Finance B.V., (Netherlands), 6.850%, 06/05/15[1]	267
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	492
335	7.875%, 06/15/26	438
	Petroleos de Venezuela S.A., (Venezuela),
110	Reg. S, 5.250%, 04/12/17	63
1,495	Reg. S, 5.375%, 04/12/27	540
220	Reg. S, 6.000%, 11/15/26	82
17	Reg. S, 8.500%, 11/02/17	11
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
1,103	4.500%, 01/23/26 (e)	1,040
712	5.625%, 01/23/46 (e)	593
200	6.375%, 01/23/45	184
120	6.500%, 06/02/41	113
315	6.625%, 06/15/35	307
200	Reg. S, 5.625%, 01/23/46	167
30	VAR, 2.335%, 07/18/18	30
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	496
3,740	4.650%, 10/15/25	3,508
	QEP Resources, Inc.,
286	5.250%, 05/01/23	255
475	5.375%, 10/01/22	428
1,315	6.875%, 03/01/21	1,256
	Range Resources Corp.,
456	5.000%, 08/15/22	404
391	5.000%, 03/15/23	346
200	5.750%, 06/01/21	186
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	151

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,420	5.000%, 10/01/22	1,358
2,635	5.500%, 04/15/23	2,502
348	5.875%, 03/01/22	350
770	6.500%, 07/15/21	793
1,250	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	1,238
932	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	51
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	208
200	Sinopec Group Overseas Development 2015 Ltd., (United Kingdom), 4.100%, 04/28/45 (e)	184
	SM Energy Co.,
589	5.000%, 01/15/24	517
752	5.625%, 06/01/25	671
427	6.500%, 11/15/21	415
15	6.500%, 01/01/23	15
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	325
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	152
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	943
	State Oil Co. of the Azerbaijan Republic, (Azerbaijan),
400	6.950%, 03/18/30	374
200	Reg. S, 4.750%, 03/13/23	177
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	252
2,179	2.650%, 01/15/24	2,099
373	2.750%, 11/10/21	372
417	3.150%, 01/23/22	424
435	7.150%, 11/15/25	554
163	Stone Energy Corp., 7.500%, 11/15/22	93
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	1,990
815	6.850%, 06/01/39	1,003
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	419
1,146	4.400%, 04/01/21	1,143
2,000	5.350%, 05/15/45	1,557
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20 (e)	1,460
920	6.375%, 04/01/23 (e)	932
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	599
125	5.850%, 02/01/37	107
125	6.250%, 02/01/38	102
120	7.750%, 06/01/19	130
1,000	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	465
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	421
1,250	5.000%, 01/15/18 (e)	1,228
1,840	5.250%, 05/01/23	1,670
300	6.375%, 08/01/22	292
400	6.875%, 02/01/21	399
164	Tesoro Corp., 5.125%, 04/01/24	166
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	306
1,472	5.875%, 10/01/20	1,512
1,400	6.125%, 10/15/21	1,438
282	6.250%, 10/15/22 (e)	292
640	Tosco Corp., 8.125%, 02/15/30	850
3,165	Total Capital International S.A., (France), 2.750%, 06/19/21	3,191
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	256
285	2.500%, 08/01/22	268
340	3.750%, 10/16/23	339
1,000	6.200%, 10/15/37	1,104
606	7.250%, 08/15/38	754
	Ultra Petroleum Corp., (Canada),
410	5.750%, 12/15/18 (e)	172
5,493	6.125%, 10/01/24 (e)	1,978
446	Western Gas Partners LP, 5.375%, 06/01/21	465
189	Western Refining, Inc., 6.250%, 04/01/21	188
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,250
3,000	Williams Partners LP, 5.100%, 09/15/45	2,161
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,389
750	4.875%, 03/15/24	655
3,000	6.125%, 07/15/22	2,992
	WPX Energy, Inc.,
655	5.250%, 09/15/24	542
1,965	6.000%, 01/15/22	1,665

		143,365

	Total Energy	163,581

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — 8.3%
	Banks — 3.5%
501	ABN AMRO Bank N.V., (Netherlands), 4.750%, 07/28/25 (e)	504
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	112
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	552
200	Banco Nacional de Comercio Exterior SNC, (Mexico), 4.375%, 10/14/25 (e)	198
	Bank of America Corp.,
143	3.300%, 01/11/23	143
700	3.625%, 03/17/16	706
960	4.000%, 04/01/24	992
5,277	4.000%, 01/22/25	5,237
2,400	4.200%, 08/26/24	2,422
473	4.250%, 10/22/26	475
1,540	5.000%, 05/13/21	1,694
1,275	5.625%, 07/01/20	1,433
500	6.400%, 08/28/17	540
1,825	6.500%, 08/01/16	1,889
1,710	6.875%, 04/25/18	1,903
500	7.800%, 09/15/16	525
1,500	Series F, 6.975%, 03/07/37	1,853
2,515	Series L, 2.250%, 04/21/20	2,475
1,326	Series L, 3.950%, 04/21/25	1,310
695	Series L, 5.650%, 05/01/18	754
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	204
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	623
655	2.375%, 01/25/19	663
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	874
1,725	1.850%, 04/14/20	1,695
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	203
980	6.050%, 12/04/17 (e)	1,050
2,508	7.625%, 11/21/22	2,834
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,362
478	5.250%, 08/17/45	495
	BB&T Corp.,
783	1.600%, 08/15/17	785
1,500	2.450%, 01/15/20	1,513
1,250	3.950%, 04/29/16	1,266
500	5.250%, 11/01/19	550
150	6.850%, 04/30/19	172
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,322
2,500	Capital One N.A., 1.500%, 03/22/18	2,465
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,576
1,004	5.000%, 05/15/17	1,034
2,410	5.000%, 08/15/22	2,461
125	5.250%, 03/15/18	130
5,458	5.375%, 05/15/20	5,758
1,295	5.500%, 02/15/19 (e)	1,356
1,397	6.625%, 04/01/18 (e)	1,490
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,393
4,000	3.750%, 06/16/24	4,107
2,500	4.300%, 11/20/26	2,519
24	6.000%, 08/15/17	26
838	6.625%, 01/15/28	1,024
645	6.875%, 06/01/25	794
1,115	7.000%, 12/01/25	1,341
1,045	Comerica Bank, 5.200%, 08/22/17	1,106
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,000	2.250%, 01/14/20	2,002
NOK 16,500	3.500%, 04/18/17	1,958
1,045	3.875%, 02/08/22	1,105
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	249
	Fifth Third Bancorp,
625	2.875%, 07/27/20	627
500	5.450%, 01/15/17	522
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	997
650	4.750%, 01/19/21 (e)	717
395	HSBC Bank USA N.A., 6.000%, 08/09/17	422
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,446
733	4.250%, 08/18/25	738

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
415	4.875%, 01/14/22	457
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,154
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	203
1,621	KeyBank N.A., 3.180%, 05/22/22	1,639
605	KeyCorp, 2.900%, 09/15/20	606
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,363
200	MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.250%, 10/21/20	222
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,747
875	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	883
400	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	424
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,842
886	4.875%, 05/13/21 (e)	958
220	Oschadbank Via SSB #1 plc, (United Kingdom), Reg. S., SUB, 9.375%, 03/10/23	204
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,147
625	5.625%, 02/01/17	653
	Regions Bank,
390	6.450%, 06/26/37	465
250	7.500%, 05/15/18	279
	Royal Bank of Canada, (Canada),
620	1.200%, 01/23/17	621
1,419	1.200%, 09/19/17	1,415
2,960	1.875%, 02/05/20	2,935
743	2.000%, 10/01/18	748
580	2.300%, 07/20/16	586
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,266
6,070	6.125%, 12/15/22	6,677
	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg),
200	Reg. S, 5.298%, 12/27/17	201
200	Reg. S, 7.750%, 05/29/18	212
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	894
2,025	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	2,063
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,519
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,582
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,815
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	572
712	1.625%, 03/13/18	712
2,852	1.750%, 07/23/18	2,855
453	2.250%, 11/05/19	455
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,575
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,223
200	Ukreximbank Via Biz Finance plc, (United Kingdom), 9.750%, 01/22/25	183
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 5.375%, 02/13/17	202
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,690
515	SUB, 7.574%, 08/01/26	657
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,617
613	2.600%, 07/22/20	618
7,565	3.300%, 09/09/24	7,550
576	4.300%, 07/22/27	593
853	5.606%, 01/15/44	953
1,665	5.625%, 12/11/17	1,800
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	814
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,271
942	4.875%, 11/19/19	1,032

		154,314

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
510	2.200%, 03/04/19	513
523	2.400%, 01/17/17	531
768	2.600%, 08/17/20	776
530	4.600%, 01/15/20	577
	BlackRock, Inc.,
381	3.375%, 06/01/22	394
315	3.500%, 03/18/24	323
978	Series 2, 5.000%, 12/10/19	1,087
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	150
1,000	5.875%, 03/15/21 (e)	1,149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	764
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	888
775	3.000%, 10/29/21	779
2,121	3.625%, 09/09/24	2,138
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,555
900	2.950%, 08/20/20	902
1,025	6.000%, 09/01/17	1,092
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,524
1,360	5.375%, 11/15/22	1,438
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	2,007
704	2.625%, 01/31/19	717
1,792	2.750%, 09/15/20	1,803
666	3.500%, 01/23/25	663
3,061	3.850%, 07/08/24	3,134
1,224	4.000%, 03/03/24	1,267
364	4.250%, 10/21/25	365
1,191	5.250%, 07/27/21	1,334
819	5.375%, 03/15/20	912
2,165	5.750%, 01/24/22	2,482
2,380	5.950%, 01/18/18	2,584
285	6.150%, 04/01/18	312
965	6.750%, 10/01/37	1,157
205	7.500%, 02/15/19	239
102	Series D, 6.000%, 06/15/20	117
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	783
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	395
1,162	4.000%, 01/30/24	1,206
	Jefferies Group LLC,
950	6.250%, 01/15/36	913
140	6.450%, 06/08/27	148
880	6.875%, 04/15/21	992
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	18
1,000	5.750%, 05/17/49 (d)	75
295	8.500%, 02/01/16 (d)	22
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,035
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	720
	Morgan Stanley,
329	2.375%, 07/23/19	331
1,932	2.650%, 01/27/20	1,947
3,467	3.700%, 10/23/24	3,526
660	4.000%, 07/23/25	685
5,117	4.300%, 01/27/45	4,966
867	5.000%, 11/24/25	934
243	5.500%, 07/24/20	273
2,450	5.500%, 07/28/21	2,780
310	5.625%, 09/23/19	345
920	5.750%, 01/25/21	1,049
320	5.950%, 12/28/17	347
1,250	6.625%, 04/01/18	1,384
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	308
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	223
740	Northern Trust Co. (The), 5.850%, 11/09/17	798
	State Street Corp.,
459	3.100%, 05/15/23	456
996	3.300%, 12/16/24	1,007
1,364	3.550%, 08/18/25	1,406
935	3.700%, 11/20/23	977
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	951
	UBS AG, (Switzerland),
1,500	5.125%, 05/15/24	1,523
440	5.750%, 04/25/18	477
262	5.875%, 12/20/17	283

		68,956

	Commercial Banks — 0.0% (g)
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 6.025%, 07/05/22	197

	Consumer Finance — 1.2%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,504	4.250%, 07/01/20	1,525
1,918	4.625%, 07/01/22	1,940
1,880	5.000%, 10/01/21	1,950
	Ally Financial, Inc.,
839	3.600%, 05/21/18	840
5,895	4.125%, 03/30/20	5,961

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
336	4.625%, 05/19/22	344
580	4.750%, 09/10/18	598
1,500	6.250%, 12/01/17	1,583
1,820	8.000%, 11/01/31	2,170
276	American Express Co., 3.625%, 12/05/24	274
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,905
405	2.375%, 03/24/17	411
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,127
453	1.600%, 02/16/18 (e)	453
200	2.125%, 02/28/17 (e)	203
835	7.625%, 10/01/18 (e)	961
	Capital One Financial Corp.,
533	3.500%, 06/15/23	537
1,356	4.200%, 10/29/25	1,351
	Caterpillar Financial Services Corp.,
1,242	1.250%, 11/06/17	1,239
581	2.850%, 06/01/22	578
850	5.450%, 04/15/18	925
866	First Cash Financial Services, Inc., 6.750%, 04/01/21	866
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,584
476	2.551%, 10/05/18	477
687	3.219%, 01/09/22	677
505	3.984%, 06/15/16	512
639	4.207%, 04/15/16	647
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	434
625	3.250%, 05/15/18	631
640	4.250%, 05/15/23	643
400	HSBC Finance Corp., 7.350%, 11/27/32	499
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,335
2,913	2.750%, 08/07/20	2,929
	John Deere Capital Corp.,
483	1.350%, 01/16/18	482
418	1.550%, 12/15/17	419
630	1.600%, 07/13/18	630
290	1.700%, 01/15/20	284
870	2.050%, 03/10/20	862
610	2.450%, 09/11/20	612
559	3.350%, 06/12/24	574
515	5.350%, 04/03/18	557
5,660	Navient Corp., 8.450%, 06/15/18	5,940
555	PACCAR Financial Corp., 1.600%, 03/15/17	558
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,580

		53,607

	Diversified Financial Services — 0.7%
4,529	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,291
200	Banque Centrale de Tunisie International Bond, (Tunisia), Reg. S, 5.750%, 01/30/25	177
950	CME Group, Inc., 3.000%, 09/15/22	957
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	675
525	Countrywide Financial Corp., 6.250%, 05/15/16	536
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	203
	GE Capital International Funding Co., (Ireland),
2,126	2.342%, 11/15/20 (e)	2,121
561	3.373%, 11/15/25 (e)	567
4,184	4.418%, 11/15/35 (e)	4,292
	General Electric Capital Corp.,
436	1.600%, 11/20/17	440
629	2.200%, 01/09/20	634
4,671	2.300%, 04/27/17	4,746
215	3.150%, 09/07/22	220
85	5.300%, 02/11/21	97
94	5.500%, 01/08/20	107
965	5.875%, 01/14/38	1,183
315	6.750%, 03/15/32	413
145	6.875%, 01/10/39	198
JPY 100,000	Series 15BR, 2.215%, 11/20/20	883
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	571
370	MSCI, Inc., 5.250%, 11/15/24 (e)	381
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,038
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	209
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	806
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	425
2,545	2.125%, 05/11/20	2,536
500	4.300%, 09/22/19	539
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	761
1,830	5.750%, 10/17/16 (e)	1,900
300	6.125%, 08/17/26 (e)	371
140	Sinochem Overseas Capital Co., Ltd., (United Kingdom), 4.500%, 11/12/20	147

		29,561

	Insurance — 0.9%
1,067	ACE INA Holdings, Inc., 2.875%, 11/03/22	1,061
651	Allstate Corp. (The), 3.150%, 06/15/23	653
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,122
3,750	4.800%, 07/10/45	3,729
240	Aon Corp., 6.250%, 09/30/40	277
	Berkshire Hathaway Finance Corp.,
475	3.000%, 05/15/22	489
1,000	5.400%, 05/15/18	1,093
500	5.750%, 01/15/40	589
315	Chubb Corp. (The), 5.750%, 05/15/18	345
642	CNA Financial Corp., 3.950%, 05/15/24	643
	CNO Financial Group, Inc.,
476	4.500%, 05/30/20	486
1,255	5.250%, 05/30/25	1,277
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	802
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,103
1,775	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,773
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	439
920	7.800%, 03/15/37 (e)	1,076
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,266
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	164
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,005
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,616
869	4.050%, 03/01/45	818
160	6.750%, 06/01/16	165
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	922
1,820	3.000%, 01/10/23 (e)	1,817
400	3.650%, 06/14/18 (e)	418
649	3.875%, 04/11/22 (e)	683
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,886
1,000	9.375%, 08/15/39 (e)	1,511
	New York Life Global Funding,
968	1.950%, 02/11/20 (e)	957
2,539	2.150%, 06/18/19 (e)	2,540
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	392
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	416
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,613
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,482
175	Principal Financial Group, Inc., 8.875%, 05/15/19	211
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	492
744	2.250%, 10/15/18 (e)	750
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	229
551	VAR, 5.625%, 06/15/43	573
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	445
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	922

		41,250

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	713
200	3.070%, 03/15/23 (e)	195
199	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	188
	Crown Castle International Corp.,
1,188	4.875%, 04/15/22	1,215
1,793	5.250%, 01/15/23	1,858
1,083	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,120

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,025
208	5.375%, 01/01/22	212
145	5.750%, 01/01/25	147
266	5.875%, 01/15/26	270
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,015
300	6.650%, 01/15/18	319
	HCP, Inc.,
564	2.625%, 02/01/20	557
500	3.875%, 08/15/24	486
855	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	897
367	Potlatch Corp., 7.500%, 11/01/19	409
436	Prologis LP, 3.750%, 11/01/25	437
2,018	Realty Income Corp., 3.875%, 07/15/24	2,000
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	348
	Simon Property Group LP,
492	4.375%, 03/01/21	534
675	6.125%, 05/30/18	752
415	6.750%, 02/01/40	555
	Ventas Realty LP,
448	3.500%, 02/01/25	429
588	3.750%, 05/01/24	578
304	4.125%, 01/15/26	304

		17,563

	Real Estate Management & Development — 0.0% (g)
200	China Overseas Finance Cayman VI Ltd., (Cayman Islands), 5.950%, 05/08/24	225
200	Country Garden Holdings Co., Ltd., (Cayman Islands), Reg. S, 7.500%, 01/10/23	205
200	Franshion Development Ltd., (United Kingdom), 6.750%, 04/15/21	223
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	415
619	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	602

		1,670

	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,135
1,268	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	1,225

		3,360

	Total Financials	370,478

	Health Care — 1.8%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,697
640	3.875%, 11/15/21	674
325	5.150%, 11/15/41	329
400	5.375%, 05/15/43	421
289	5.650%, 06/15/42	317
150	5.700%, 02/01/19	167
618	5.750%, 03/15/40	672
300	6.375%, 06/01/37	349
130	6.900%, 06/01/38	162
	Baxalta, Inc.,
1,333	3.600%, 06/23/22 (e)	1,323
840	5.250%, 06/23/45 (e)	845
1,320	Biogen, Inc., 5.200%, 09/15/45	1,325
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,446
931	5.000%, 08/15/45	931
	Gilead Sciences, Inc.,
981	3.250%, 09/01/22	993
546	3.500%, 02/01/25	548
2,425	4.750%, 03/01/46	2,464

		14,663

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	358
100	5.000%, 05/15/19	109
400	Becton, Dickinson and Co., 6.000%, 05/15/39	463
64	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	52
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	443
835	Hologic, Inc., 5.250%, 07/15/22 (e)	868
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	222
228	4.750%, 04/15/23	189
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
1,013	5.625%, 10/15/23 (e)	874
561	5.750%, 08/01/22 (e)	496
2,137	Medtronic, Inc., 4.375%, 03/15/35	2,184
645	Teleflex, Inc., 5.250%, 06/15/24	647

		6,905

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — 0.9%
224	Aetna, Inc., 4.500%, 05/15/42	224
180	Amsurg Corp., 5.625%, 11/30/20	183
	Anthem, Inc.,
577	3.125%, 05/15/22	569
1,505	3.300%, 01/15/23	1,491
815	Cardinal Health, Inc., 2.400%, 11/15/19	817
1,159	Centene Corp., 4.750%, 05/15/22	1,131
	CHS/Community Health Systems, Inc.,
1,700	5.125%, 08/15/18	1,734
1,025	5.125%, 08/01/21	1,035
970	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	931
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	673
690	4.750%, 10/15/24 (e)	692
346	5.625%, 07/31/19 (e)	374
1,314	5.875%, 01/31/22 (e)	1,422
1,250	6.500%, 09/15/18 (e)	1,369
1,000	6.875%, 07/15/17	1,075
750	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	810
	HCA, Inc.,
947	3.750%, 03/15/19	957
1,050	4.250%, 10/15/19	1,068
1,176	4.750%, 05/01/23	1,167
2,050	5.000%, 03/15/24	2,065
950	5.250%, 04/15/25	961
2,557	5.875%, 03/15/22	2,742
2,810	6.500%, 02/15/20	3,109
	HealthSouth Corp.,
615	5.125%, 03/15/23	592
918	5.750%, 11/01/24	886
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,248
	LifePoint Health, Inc.,
1,216	5.500%, 12/01/21	1,216
600	6.625%, 10/01/20	622
460	McKesson Corp., 0.950%, 12/04/15	460
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	737
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,066
1,250	4.500%, 04/01/21	1,234
210	4.750%, 06/01/20	212
1,962	6.000%, 10/01/20	2,085
1,050	6.250%, 11/01/18	1,108
1,075	Texas Health Resources, 4.330%, 11/15/55	1,031
	UnitedHealth Group, Inc.,
125	3.350%, 07/15/22	128
806	3.375%, 11/15/21	835
98	4.625%, 07/15/35	104
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	176
482	4.750%, 08/01/22 (e)	491

		41,830

	Life Sciences Tools & Services — 0.1%
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	982
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	627

		1,609

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,528
653	3.200%, 11/06/22	647
532	4.500%, 05/14/35	517
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	548
552	4.550%, 03/15/35	542
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,107
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,180
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,923
562	2.800%, 05/18/23	562
705	Novartis Capital Corp., 3.400%, 05/06/24	732
	Pfizer, Inc.,
800	3.000%, 06/15/23	804
425	5.200%, 08/12/20	478
250	6.200%, 03/15/19	283
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	358
750	5.875%, 05/15/23 (e)	649
450	6.125%, 04/15/25 (e)	389
135	6.375%, 10/15/20 (e)	124

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
440	6.750%, 08/15/18 (e)	429

		12,800

	Total Health Care	77,807

	Industrials — 2.6%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	574
145	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	162
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	829
217	5.500%, 09/15/18 (e)	205
575	5.750%, 03/15/22 (e)	433
500	7.750%, 03/15/20 (e)	442
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	982
	Lockheed Martin Corp.,
1,066	4.070%, 12/15/42	989
155	4.500%, 05/15/36	157
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,012
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,018
280	Raytheon Co., 3.150%, 12/15/24	282
700	Triumph Group, Inc., 4.875%, 04/01/21	584
2,471	United Technologies Corp., 4.500%, 06/01/42	2,508

		12,177

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	616
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	332
534	United Parcel Service, Inc., 2.450%, 10/01/22	530

		1,478

	Airlines — 0.1%
902	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	913
840	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	874
370	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	397
229	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	253
650	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	713
249	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	266
235	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	248
263	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	283
92	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	102
936	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	943
	UAL 2007-1 Pass-Through Trust,
309	Series A, 6.636%, 07/02/22	330
442	Series B, 7.336%, 07/02/19	468

		5,790

	Building Products — 0.2%
	Building Materials Corp. of America,
1,041	5.375%, 11/15/24 (e)	1,049
1,330	6.000%, 10/15/25 (e)	1,371
	Masco Corp.,
534	4.450%, 04/01/25	523
2,982	5.950%, 03/15/22	3,221
95	7.125%, 03/15/20	110
240	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	251
643	USG Corp., 5.500%, 03/01/25 (e)	658

		7,183

	Commercial Services & Supplies — 0.4%
	ADT Corp. (The),
361	3.500%, 07/15/22	330
425	4.125%, 04/15/19	432
2,243	4.125%, 06/15/23	2,099
350	5.250%, 03/15/20	367
2,820	6.250%, 10/15/21	2,947
	Covanta Holding Corp.,
750	5.875%, 03/01/24	734
1,730	6.375%, 10/01/22	1,795
764	Deluxe Corp., 6.000%, 11/15/20	802
170	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	167
3,910	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	3,695
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	564
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 01/15/16 (d)	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
1,160	6.500%, 08/01/27 (d)	2
	R.R. Donnelley & Sons Co.,
212	6.500%, 11/15/23	198
525	7.625%, 06/15/20	546
348	Republic Services, Inc., 3.550%, 06/01/22	357
	Waste Management, Inc.,
601	3.125%, 03/01/25	585
294	3.900%, 03/01/35	275

		15,896

	Construction & Engineering — 0.2%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	299
326	4.375%, 05/08/42	327
	AECOM,
1,200	5.750%, 10/15/22	1,238
1,550	5.875%, 10/15/24	1,570
360	Fluor Corp., 3.375%, 09/15/21	370
2,600	MasTec, Inc., 4.875%, 03/15/23	2,197
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,871

		8,947

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	595
410	EnerSys, 5.000%, 04/30/23 (e)	409
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	151
100	7.390%, 12/02/24 (e)	130
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	970
554	5.000%, 10/01/25 (e)	523
170	5.625%, 11/01/24 (e)	173

		2,951

	Industrial Conglomerates — 0.1%
200	CITIC Ltd., (Hong Kong), Reg. S, 6.800%, 01/17/23	232
	Danaher Corp.,
2,195	3.350%, 09/15/25	2,235
459	3.900%, 06/23/21	491
501	General Electric Co., 2.700%, 10/09/22	503
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	437
257	3.250%, 11/08/22 (e)	258
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	261
2,037	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	2,034
453	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	453

		6,904

	Machinery — 0.2%
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	595
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,077
	Caterpillar, Inc.,
198	2.600%, 06/26/22	193
680	3.803%, 08/15/42	612
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	816
655	3.625%, 04/15/18	648
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,004
150	Ingersoll-Rand Co., 7.200%, 06/01/25	174
220	Oshkosh Corp., 5.375%, 03/01/25	219
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	443
440	6.250%, 05/15/38	559

		8,340

	Marine — 0.0% (g)
730	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	548
1,389	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	750

		1,298

	Professional Services — 0.0% (g)
858	CEB, Inc., 5.625%, 06/15/23 (e)	865
244	FTI Consulting, Inc., 6.000%, 11/15/22	255
1,110	IHS, Inc., 5.000%, 11/01/22	1,129

		2,249

	Road & Rail — 0.6%
1,058	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	1,106
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
547	5.125%, 06/01/22 (e)	537
139	5.250%, 03/15/25 (e)	134
319	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	349

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	160
2,510	4.150%, 04/01/45	2,303
510	4.375%, 09/01/42	484
1,630	4.700%, 09/01/45	1,649
220	5.650%, 05/01/17	233
1,150	6.700%, 08/01/28	1,411
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,205
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,791
1,456	6.125%, 09/15/15[1]	1,486
165	7.250%, 05/15/19	190
280	9.450%, 08/01/21	367
	CSX Corp.,
284	3.950%, 05/01/50	247
1,075	7.375%, 02/01/19	1,239
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	198
250	6.375%, 10/15/17 (e)	270
800	6.700%, 06/01/34 (e)	946
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	208
1,200	Hertz Corp. (The), 7.375%, 01/15/21	1,249
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	358
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	447
1,415	3.250%, 12/01/21	1,418
506	6.000%, 05/23/11[2]	542
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,727
100	Russian Railways via RZD Capital plc, (Ireland), 5.739%, 04/03/17	103
576	Ryder System, Inc., 3.600%, 03/01/16	579
	Union Pacific Corp.,
341	4.163%, 07/15/22	371
283	4.300%, 06/15/42	287
3,335	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,224

		26,818

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
647	5.125%, 03/15/21	674
213	6.250%, 12/01/19	230
1,885	7.625%, 04/15/20	2,139
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	209
	International Lease Finance Corp.,
850	4.625%, 04/15/21	876
1,675	6.250%, 05/15/19	1,801
3,595	8.250%, 12/15/20	4,287
675	8.625%, 01/15/22	825
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,164
1,220	5.750%, 11/15/24	1,233
1,500	6.125%, 06/15/23	1,564
791	WW Grainger, Inc., 4.600%, 06/15/45	824

		16,826

	Total Industrials	116,857

	Information Technology — 1.9%
	Communications Equipment — 0.3%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	795
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	543
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	154
3,751	3.000%, 06/15/22	3,827
500	5.500%, 01/15/40	588
375	5.900%, 02/15/39	458
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	607
100	5.500%, 06/15/24 (e)	96
2,413	Goodman Networks, Inc., 12.125%, 07/01/18	700
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	837
387	6.625%, 05/15/39	402
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	946
2,817	QUALCOMM, Inc., 4.800%, 05/20/45	2,341

		12,294

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23 (e)	1,401
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	627
250	6.000%, 04/01/20	273
100	7.500%, 01/15/27	119
500	Brightstar Corp., 7.250%, 08/01/18 (e)	528

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	224
292	6.000%, 08/15/22	308
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	807

		4,287

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,332
2,500	3.450%, 08/01/24	2,397
500	Match Group, Inc., 6.750%, 12/15/22 (e)	497
	VeriSign, Inc.,
716	4.625%, 05/01/23	707
166	5.250%, 04/01/25	169

		6,102

	IT Services — 0.2%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	445
310	Cardtronics, Inc., 5.125%, 08/01/22	305
	First Data Corp.,
660	5.000%, 01/15/24 (e)	660
605	5.375%, 08/15/23 (e)	617
2,834	6.750%, 11/01/20 (e)	2,979
	International Business Machines Corp.,
1,599	1.625%, 05/15/20	1,574
720	4.000%, 06/20/42	667
770	5.875%, 11/29/32	919
650	7.000%, 10/30/25	840
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	508

		9,514

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
565	2.700%, 12/15/22	565
605	3.100%, 07/29/22	621
634	3.300%, 10/01/21	664
326	3.700%, 07/29/25	339
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	850
667	5.250%, 01/15/24 (e)	620
1,400	5.500%, 02/01/25	1,299
583	5.625%, 01/15/26 (e)	536
582	5.875%, 02/15/22	585
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,293
1,485	4.625%, 06/15/22 (e)	1,466
500	5.750%, 02/15/21 (e)	523
500	5.750%, 03/15/23 (e)	517
1,307	Qorvo, Inc., 6.750%, 12/01/23 (e)	1,336
978	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,009
462	Texas Instruments, Inc., 1.650%, 08/03/19	458

		12,681

	Software — 0.7%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,195
2,080	6.125%, 09/15/23 (e)	2,273
	Audatex North America, Inc.,
1,552	6.000%, 06/15/21 (e)	1,566
538	6.125%, 11/01/23 (e)	542
655	Intuit, Inc., 5.750%, 03/15/17	690
	Microsoft Corp.,
519	2.125%, 11/15/22	504
25	2.375%, 02/12/22	25
30	2.375%, 05/01/23	29
5,265	2.650%, 11/03/22	5,282
545	3.625%, 12/15/23	579
5,510	4.450%, 11/03/45	5,658
595	4.500%, 10/01/40	618
287	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	285
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,785
780	4.300%, 07/08/34	784
5,215	4.375%, 05/15/55	4,851
241	5.375%, 07/15/40	268
1,030	6.500%, 04/15/38	1,302
785	Series NOTE, 2.800%, 07/08/21	798

		29,034

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
802	2.150%, 02/09/22	787
1,648	2.400%, 05/03/23	1,610
2,580	2.700%, 05/13/22	2,594
1,270	2.850%, 05/06/21	1,303

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
981	Dell, Inc., 3.100%, 04/01/16	983
	HP, Inc.,
524	4.300%, 06/01/21	523
290	4.375%, 09/15/21	291
141	6.000%, 09/15/41	130
	NCR Corp.,
343	5.000%, 07/15/22	332
419	5.875%, 12/15/21	412
1,122	6.375%, 12/15/23	1,119

		10,084

	Total Information Technology	83,996

	Materials — 2.0%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	440
1,875	5.250%, 01/15/45	1,817
	Ashland, Inc.,
558	3.875%, 04/15/18	571
1,675	4.750%, 08/15/22	1,667
1,500	Axiall Corp., 4.875%, 05/15/23	1,395
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	470
	Blue Cube Spinco, Inc.,
1,713	9.750%, 10/15/23 (e)	1,867
1,154	10.000%, 10/15/25 (e)	1,275
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,509
242	Dow Chemical Co. (The), 4.125%, 11/15/21	256
	E.I. du Pont de Nemours & Co.,
851	4.900%, 01/15/41	842
625	6.500%, 01/15/28	755
	Ecolab, Inc.,
363	1.450%, 12/08/17	361
892	2.250%, 01/12/20	888
650	Hexion, Inc., 10.000%, 04/15/20	522
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	623
250	6.000%, 11/15/21	284
	Momentive Performance Materials, Inc.,
625	3.880%, 10/24/21	400
625	8.875%, 10/15/20 (d)	—	(h)
350	Monsanto Co., 4.700%, 07/15/64	294
	Mosaic Co. (The),
429	3.750%, 11/15/21	432
354	4.250%, 11/15/23	355
429	4.875%, 11/15/41	398
364	5.450%, 11/15/33	372
100	5.625%, 11/15/43	101
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	365
210	5.250%, 08/01/23 (e)	210
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	241
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	200
750	PolyOne Corp., 5.250%, 03/15/23	742
	Praxair, Inc.,
685	2.650%, 02/05/25	661
375	5.200%, 03/15/17	393
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	489
550	8.250%, 01/15/21 (e)	423
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	517
494	Tronox Finance LLC, 7.500%, 03/15/22 (e)	329
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,593
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	302
100	5.625%, 10/01/24 (e)	102

		24,461

	Construction Materials — 0.3%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,601
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	441
7,275	7.250%, 01/15/21 (e)	7,330
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,273
400	Lafarge S.A., (France), 7.125%, 07/15/36	469
	Vulcan Materials Co.,
1,156	4.500%, 04/01/25	1,153
2,496	7.500%, 06/15/21	2,922

		15,189

	Containers & Packaging — 0.2%
	Ball Corp.,
800	4.000%, 11/15/23	764
1,150	5.000%, 03/15/22	1,165

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
1,040	5.250%, 07/01/25	1,048
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	348
545	Constar International, Inc., 11.000%, 12/31/17 (d)	91
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	750
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	955
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	589
645	4.875%, 11/15/22	658
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	531
202	5.875%, 08/15/23 (e)	210
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	523
765	5.125%, 12/01/24 (e)	782
275	6.500%, 12/01/20 (e)	305
826	Silgan Holdings, Inc., 5.500%, 02/01/22	834

		9,553

	Metals & Mining — 0.8%
650	AK Steel Corp., 8.750%, 12/01/18	552
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	2,669
1,024	5.400%, 04/15/21	1,030
940	5.720%, 02/23/19	988
2,159	5.870%, 02/23/22	2,194
813	5.900%, 02/01/27	793
544	6.150%, 08/15/20	567
1,072	6.750%, 01/15/28	1,104
1,174	Allegheny Technologies, Inc., 7.625%, 08/15/23	942
	ArcelorMittal, (Luxembourg),
765	6.125%, 06/01/25	603
1,840	6.500%, 03/01/21	1,605
6,445	7.250%, 02/25/22	5,684
1,000	8.000%, 10/15/39	755
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	603
120	6.500%, 04/01/19	135
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	364
	Commercial Metals Co.,
770	4.875%, 05/15/23	676
785	6.500%, 07/15/17	819
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	954
3,000	5.450%, 03/15/43	1,883
	Glencore Finance Canada Ltd., (Canada),
3,000	5.550%, 10/25/42 (e)	2,160
100	6.900%, 11/15/37 (e)	82
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	972
590	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	574
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	873
1,510	Nucor Corp., 6.400%, 12/01/37	1,662
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	586
	Rio Tinto Finance USA Ltd., (Australia),
1,121	3.750%, 09/20/21	1,141
500	9.000%, 05/01/19	600
150	Southern Copper Corp., 5.875%, 04/23/45	119
	Steel Dynamics, Inc.,
915	5.125%, 10/01/21	890
235	5.250%, 04/15/23	226
870	5.500%, 10/01/24	831
605	6.125%, 08/15/19	626
605	6.375%, 08/15/22	612
1,001	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	525

		37,399

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	726
750	5.375%, 02/01/25 (e)	735
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	260
867	PH Glatfelter Co., 5.375%, 10/15/20	865

		2,586

	Total Materials	89,188

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.7%
	AT&T, Inc.,
220	2.450%, 06/30/20	218
1,276	3.000%, 06/30/22	1,262
465	3.875%, 08/15/21	485

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,543	4.300%, 12/15/42	1,350
466	4.350%, 06/15/45	407
407	4.750%, 05/15/46	381
4,200	4.800%, 06/15/44	3,931
1,030	5.350%, 09/01/40	1,028
610	5.500%, 02/01/18	659
1,500	6.300%, 01/15/38	1,671
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	718
2,025	BellSouth Corp., 6.875%, 10/15/31	2,232
52	BellSouth Telecommunications LLC, 6.300%, 12/15/15	52
	CCO Holdings LLC/CCO Holdings Capital Corp.,
576	5.250%, 03/15/21	596
1,140	5.375%, 05/01/25 (e)	1,131
592	5.875%, 05/01/27 (e)	588
1,266	6.500%, 04/30/21	1,324
655	6.625%, 01/31/22	691
215	7.000%, 01/15/19	220
1,049	CenturyLink, Inc., 5.625%, 04/01/25	902
208	Cincinnati Bell, Inc., 8.375%, 10/15/20	215
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	112
1,000	8.750%, 06/15/30	1,403
5,529	Embarq Corp., 7.995%, 06/01/36	5,810
	Frontier Communications Corp.,
245	6.250%, 09/15/21	210
685	7.125%, 03/15/19	678
205	8.125%, 10/01/18	214
2,150	8.500%, 04/15/20	2,153
1,090	9.000%, 08/15/31	915
4,234	9.250%, 07/01/21	4,139
844	10.500%, 09/15/22 (e)	837
2,562	11.000%, 09/15/25 (e)	2,511
590	GTE Corp., 6.940%, 04/15/28	703
	Intelsat Jackson Holdings S.A., (Luxembourg),
626	6.625%, 12/15/22	379
1,015	7.250%, 04/01/19	886
1,550	7.250%, 10/15/20	1,294
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	99
	Level 3 Financing, Inc.,
532	5.375%, 01/15/24 (e)	533
1,959	6.125%, 01/15/21	2,053
4,341	7.000%, 06/01/20	4,585
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	762
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,098
330	Qwest Corp., 7.250%, 09/15/25	353
400	Sprint Capital Corp., 8.750%, 03/15/32	312
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	203
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	90
138	5.462%, 02/16/21	155
	Verizon Communications, Inc.,
447	3.000%, 11/01/21	448
590	3.500%, 11/01/24	592
2,102	4.150%, 03/15/24	2,202
482	4.400%, 11/01/34	457
1,868	4.500%, 09/15/20	2,028
646	4.522%, 09/15/48	587
2,071	4.672%, 03/15/55	1,841
6,011	4.862%, 08/21/46	5,843
705	5.150%, 09/15/23	788
27	6.400%, 09/15/33	31
153	6.550%, 09/15/43	184
1,523	Verizon New England, Inc., 7.875%, 11/15/29	1,893
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,540
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	340
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	387
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,284
	Windstream Services LLC,
445	6.375%, 08/01/23	330
210	7.500%, 06/01/22	162
4,910	7.500%, 04/01/23	3,744
740	7.750%, 10/01/21	590

		78,819

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.6%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	735
1,266	3.125%, 07/16/22	1,254
300	6.125%, 03/30/40	341
1,000	Crown Castle Towers LLC, 6.113%, 01/15/20 (e)	1,099
200	Empresa Nacional de Telecomunicaciones S.A., (Chile), 4.750%, 08/01/26 (e)	187
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	270
3,029	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,021
	Sprint Communications, Inc.,
2,050	7.000%, 03/01/20 (e)	2,092
900	7.000%, 08/15/20	747
1,669	9.000%, 11/15/18 (e)	1,803
	Sprint Corp.,
110	7.125%, 06/15/24	84
88	7.250%, 09/15/21	72
189	7.875%, 09/15/23	152
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	282
806	6.000%, 03/01/23	810
867	6.125%, 01/15/22	885
5,676	6.250%, 04/01/21	5,818
1,460	6.375%, 03/01/25	1,453
188	6.464%, 04/28/19	193
146	6.500%, 01/15/24	147
662	6.500%, 01/15/26	661
305	6.625%, 11/15/20	314
1,294	6.625%, 04/01/23	1,327
265	6.633%, 04/28/21	274
323	6.731%, 04/28/22	333
159	6.836%, 04/28/23	163
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,163

		25,680

	Total Telecommunication Services	104,499

	Utilities — 1.8%
	Electric Utilities — 0.8%
	Alabama Power Co.,
234	3.750%, 03/01/45	213
891	6.125%, 05/15/38	1,081
589	Arizona Public Service Co., 2.200%, 01/15/20	586
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,000
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	185
	DTE Electric Co.,
340	3.900%, 06/01/21	364
381	3.950%, 06/15/42	366
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	847
200	5.250%, 01/15/18	216
1,100	6.050%, 04/15/38	1,378
115	Duke Energy Florida LLC, 5.650%, 06/15/18	126
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	297
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	609
305	4.100%, 05/15/42	299
90	5.300%, 01/15/19	99
500	6.300%, 04/01/38	640
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	526
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,310
200	Eskom Holdings SOC Ltd., (South Africa), 7.125%, 02/11/25 (e)	190
	Georgia Power Co.,
140	5.950%, 02/01/39	158
562	Series Z, 5.250%, 12/15/15	563
350	Hrvatska Elektroprivreda, (Croatia), 5.875%, 10/23/22	358
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,354
842	Series HY, 8.400%, 01/15/22	1,099
460	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	503
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,169
	MidAmerican Energy Co.,
1,046	3.500%, 10/15/24	1,077
860	5.300%, 03/15/18	929
	Nevada Power Co.,
446	5.375%, 09/15/40	498
600	7.125%, 03/15/19	690
	NextEra Energy Capital Holdings, Inc.,
398	2.400%, 09/15/19	394

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
199	7.875%, 12/15/15	200
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	322
	Northern States Power Co.,
173	5.350%, 11/01/39	202
765	6.250%, 06/01/36	976
	Pacific Gas & Electric Co.,
898	3.500%, 06/15/25	916
214	3.750%, 08/15/42	194
267	4.500%, 12/15/41	268
1,010	5.625%, 11/30/17	1,085
	PacifiCorp,
700	3.850%, 06/15/21	740
880	5.750%, 04/01/37	1,042
250	Series F, 7.240%, 08/16/23	308
	PECO Energy Co.,
880	2.375%, 09/15/22	859
1,880	5.350%, 03/01/18	2,031
360	Potomac Electric Power Co., 6.500%, 11/15/37	465
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	907
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	302
198	3.200%, 11/15/20	206
35	6.500%, 08/01/38	46
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	209
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	96
1,100	Series G, 6.625%, 11/15/37	1,330
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	168
416	5.375%, 11/01/39	485
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	97
	Southern California Edison Co.,
797	1.845%, 02/01/22	791
450	Series 06-E, 5.550%, 01/15/37	528
285	Series 08-A, 5.950%, 02/01/38	352
292	Southern Co. (The), 1.950%, 09/01/16	294
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	738
120	Union Electric Co., 8.450%, 03/15/39	187
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	891
490	3.450%, 02/15/24	503
235	6.350%, 11/30/37	304
670	8.875%, 11/15/38	1,067
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	74
36	Xcel Energy, Inc., 4.800%, 09/15/41	37

		38,344

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,332
649	6.500%, 05/20/21	657
369	Boston Gas Co., 4.487%, 02/15/42 (e)	361
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	689
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	471
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,042
578	5.625%, 03/01/25 (e)	530
905	5.625%, 02/01/21	876
2,500	5.750%, 05/15/24	2,306
1,071	6.250%, 03/15/22	1,035
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,491
200	Talent Yield Investments Ltd., (United Kingdom), 4.500%, 04/25/22	208

		11,998

	Independent Power & Renewable Electricity Producers — 0.5%
	AES Corp.,
240	4.875%, 05/15/23	216
275	5.500%, 03/15/24	251
615	5.500%, 04/15/25	552
4,000	7.375%, 07/01/21	4,120
900	8.000%, 06/01/20	997
1,500	VAR, 3.414%, 06/01/19	1,406
	Calpine Corp.,
2,066	5.875%, 01/15/24 (e)	2,133
1,500	6.000%, 01/15/22 (e)	1,557
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	960

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Energy, Inc.,
200	6.250%, 07/15/22	185
425	6.250%, 05/01/24	385
4,143	6.625%, 03/15/23	3,811
1,000	7.625%, 01/15/18	1,040
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,160
491	Southern Power Co., 1.850%, 12/01/17	491
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,591
937	6.500%, 06/01/25 (e)	806
	TerraForm Power Operating LLC,
354	5.875%, 02/01/23 (e)	264
188	6.125%, 06/15/25 (e)	133

		22,058

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,037
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	342
	Consumers Energy Co.,
491	4.350%, 08/31/64	475
925	6.700%, 09/15/19	1,072
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	493
46	Series C, 4.900%, 08/01/41	45
785	Series F, 5.250%, 08/01/33	824
434	DTE Energy Co., 2.400%, 12/01/19	432
585	NiSource Finance Corp., 6.400%, 03/15/18	642
555	NRG Yield Operating LLC, 5.375%, 08/15/24	505
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	261
685	6.000%, 06/01/26	849
500	6.000%, 06/01/39	625
	Sempra Energy,
406	3.550%, 06/15/24	408
255	6.150%, 06/15/18	279
75	6.500%, 06/01/16	77
589	9.800%, 02/15/19	718

		9,084

	Water Utilities — 0.0% (g)
622	American Water Capital Corp., 3.400%, 03/01/25	636

	Total Utilities	82,120

	Total Corporate Bonds (Cost $1,346,777)	1,316,984

Foreign Government Securities — 1.2%
600	Arab Republic of Egypt, (Egypt), Reg. S, 5.875%, 06/11/25 (e)	514
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	204
	Federative Republic of Brazil, (Brazil),
1,300	4.250%, 01/07/25	1,121
100	4.875%, 01/22/21	97
1,000	5.000%, 01/27/45	725
22	Series A, 8.000%, 01/15/18	23
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	201
	Government of Dominican Republic, (Dominican Republic),
300	Reg. S, 5.500%, 01/27/25	293
140	Reg. S, 5.875%, 04/18/24	141
100	Reg. S, 6.600%, 01/28/24	105
130	6.850%, 01/27/45 (e)	127
420	Reg. S, 7.450%, 04/30/44	436
200	Reg. S, 7.500%, 05/06/21	216
133	Reg. S, 9.040%, 01/23/18	141
	Government of Jamaica, (Jamaica),
200	6.750%, 04/28/28	202
200	7.875%, 07/28/45	201
200	8.000%, 06/24/19	218
100	8.000%, 03/15/39	107
100	9.250%, 10/17/25	119
99	10.625%, 06/20/17	108
200	Government of Mongolia, (Mongolia), Reg. S, 5.125%, 12/05/22	161
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	154
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,598
200	Kingdom of Jordan, (Jordan), 6.125%, 01/29/26 (e)	204
200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	196
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	830

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Province of Quebec, (Canada),
300	6.350%, 01/30/26	377
2,220	Series NN, 7.125%, 02/09/24	2,877
	Provincia de Buenos Aires, (Argentina),
350	Reg. S, 9.375%, 09/14/18	354
100	Reg. S, 9.625%, 04/18/28	105
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,093
200	Republic of Angola, (Angola), 9.500%, 11/12/25 (e)	200
234	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	232
	Republic of Argentina, (Argentina),
28	8.280%, 12/31/33 (d)	32
841	8.280%, 12/31/33 (d)	942
400	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	417
	Republic of Belize, (Belize),
126	Reg. S, SUB, 5.000%, 02/20/38	92
38	SUB, 5.000%, 02/20/38 (e)	28
200	Republic of Cameroon, (Cameroon), 9.500%, 11/19/25 (e)	196
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	180
200	4.500%, 01/28/26	198
599	5.000%, 06/15/45	524
200	5.625%, 02/26/44	190
150	6.125%, 01/18/41	152
100	7.375%, 03/18/19	113
140	7.375%, 09/18/37	161
240	8.125%, 05/21/24	295
370	10.375%, 01/28/33	512
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	177
400	Reg. S, 7.000%, 04/04/44	347
	Republic of Croatia, (Croatia),
200	Reg. S, 5.500%, 04/04/23	206
200	Reg. S, 6.250%, 04/27/17	208
200	6.375%, 03/24/21 (e)	215
100	Reg. S, 6.625%, 07/14/20	109
200	Reg. S, 6.750%, 11/05/19	217
	Republic of Ecuador, (Ecuador),
200	Reg. S, 7.950%, 06/20/24	153
300	Reg. S, 9.375%, 12/15/15	296
600	10.500%, 03/24/20 (e)	502
	Republic of El Salvador, (El Salvador),
200	Reg. S, 5.875%, 01/30/25	174
60	Reg. S, 6.375%, 01/18/27	53
230	Reg. S, 7.750%, 01/24/23	230
309	Reg. S, 8.250%, 04/10/32	300
200	Republic of Ghana, (Ghana), Reg. S, 8.125%, 01/18/26	169
400	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22	424
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	447
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	658
370	5.375%, 03/25/24	407
140	5.750%, 11/22/23	157
281	6.250%, 01/29/20	316
308	6.375%, 03/29/21	354
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23	186
400	Reg. S, 4.125%, 01/15/25	386
100	Reg. S, 5.875%, 03/13/20	109
200	Reg. S, 5.875%, 01/15/24	216
200	Reg. S, 6.750%, 01/15/44	218
200	Reg. S, 7.750%, 01/17/38	238
100	Reg. S, 11.625%, 03/04/19	127
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	270
420	Reg. S, SUB, 5.750%, 12/31/32	376
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	190
240	5.125%, 07/21/25 (e)	243
200	Reg. S, 6.500%, 07/21/45	203
200	Republic of Kenya, (Kenya), Reg. S, 6.875%, 06/24/24	182
	Republic of Lebanon, (Lebanon),
400	6.375%, 03/09/20	399
350	Reg. S, 6.600%, 11/27/26	339
635	Reg. S, 8.250%, 04/12/21	678
250	9.000%, 03/20/17	261
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21	348
309	Reg. S, 7.375%, 02/11/20	368
	Republic of Namibia, (Namibia),
200	5.250%, 10/29/25 (e)	194
200	Reg. S, 5.500%, 11/03/21	205

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Pakistan, (Pakistan),
654	Reg. S, 6.875%, 06/01/17	672
200	Reg. S, 8.250%, 04/15/24	207
	Republic of Panama, (Panama),
400	4.000%, 09/22/24	403
200	4.300%, 04/29/53	173
180	6.700%, 01/26/36	218
220	8.875%, 09/30/27	307
226	9.375%, 04/01/29	329
400	Republic of Paraguay, (Paraguay), Reg. S, 4.625%, 01/25/23	393
	Republic of Peru, (Peru),
160	4.125%, 08/25/27	159
360	5.625%, 11/18/50	380
100	6.550%, 03/14/37	119
150	7.350%, 07/21/25	191
373	8.750%, 11/21/33	535
	Republic of Philippines, (Philippines),
200	4.200%, 01/21/24	218
130	6.500%, 01/20/20	152
590	7.750%, 01/14/31	833
100	9.500%, 02/02/30	159
210	10.625%, 03/16/25	331
	Republic of Poland, (Poland),
520	3.000%, 03/17/23	518
220	4.000%, 01/22/24	233
279	5.000%, 03/23/22	311
90	5.125%, 04/21/21	101
	Republic of Romania, (Romania),
EUR 103	3.875%, 10/29/35 (e)	112
330	Reg. S, 4.375%, 08/22/23	347
142	Reg. S, 4.875%, 01/22/24	154
328	Reg. S, 6.125%, 01/22/44	386
212	Reg. S, 6.750%, 02/07/22	251
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	185
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	312
49	Reg. S, SUB, 6.750%, 11/01/24	50
1,200	Reg. S, 7.250%, 09/28/21	1,371
	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24	201
100	5.500%, 03/09/20	106
200	5.500%, 03/09/20	213
850	5.875%, 09/16/25	917
ZAR 13,700	7.250%, 01/15/20	923
	Republic of Sri Lanka, (Sri Lanka),
300	Reg. S, 6.250%, 10/04/20	298
200	Reg. S, 6.250%, 07/27/21	197
	Republic of Turkey, (Turkey),
200	4.250%, 04/14/26	189
200	4.875%, 04/16/43	176
400	5.625%, 03/30/21	426
560	5.750%, 03/22/24	596
285	6.000%, 01/14/41	292
170	7.000%, 03/11/19	187
200	7.000%, 06/05/20	224
315	7.375%, 02/05/25	372
	Republic of Ukraine, (Ukraine),
293	VAR, 0.000%, 05/31/40 (e)	137
700	7.750%, 09/01/20 (e)	678
380	7.750%, 09/01/21 (e)	364
380	7.750%, 09/01/22 (e)	361
	Republic of Uruguay, (Uruguay),
130	4.375%, 10/27/27	129
551	5.100%, 06/18/50	490
99	7.625%, 03/21/36	124
280	7.625%, 03/21/36	352
65	7.875%, 01/15/33	82
	Republic of Venezuela, (Venezuela),
727	Reg. S, 7.000%, 03/31/38	284
70	Reg. S, 9.250%, 05/07/28	29
810	9.375%, 01/13/34	342
240	Reg. S, 11.950%, 08/05/31	116
200	Republic of Vietnam, (Vietnam), Reg. S, 4.800%, 11/19/24	193
290	Republic of Zambia, (Zambia), 8.970%, 07/30/27 (e)	249
	Russian Federation, (Russia),
600	Reg. S, 3.500%, 01/16/19	604
400	Reg. S, 4.875%, 09/16/23	417
600	Reg. S, 5.000%, 04/29/20	628
200	Reg. S, 5.875%, 09/16/43	204
146	Reg. S, SUB, 7.500%, 03/31/30	173
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,151
	United Mexican States, (Mexico),
1,585	3.600%, 01/30/25	1,564

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
300		3.625%, 03/15/22	303
70		4.750%, 03/08/44	66
540		5.550%, 01/21/45	567

		Total Foreign Government Securities (Cost $58,139)	55,601

Mortgage Pass-Through Securities — 12.2%
		Federal Home Loan Mortgage Corp.,
30		ARM, 2.000%, 08/01/36	31
66		ARM, 2.236%, 05/01/37	70
197		ARM, 2.323%, 10/01/36	208
455		ARM, 2.553%, 10/01/37	486
151		ARM, 2.665%, 03/01/36	160
343		ARM, 3.149%, 03/01/36	362
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,362		4.000%, 02/01/26	2,517
149		4.500%, 10/01/18	154
14		5.000%, 05/01/18	14
1,525		5.500%, 01/01/21 - 12/01/24	1,644
110		6.000%, 11/01/21	117
9		7.500%, 01/01/17	9
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,273		4.000%, 01/01/32	6,732
1,691		6.000%, 02/01/28	1,907
223		7.000%, 01/01/27	251
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
16,082		3.000%, 12/01/42 - 02/01/43	16,160
62		4.000%, 09/01/33	66
1,407		4.500%, 05/01/41	1,525
26		6.000%, 02/01/29	30
386		6.500%, 01/01/24 - 11/01/36	446
422		7.000%, 09/01/24 - 10/01/36	475
39		7.500%, 10/01/19 - 02/01/27	41
67		8.000%, 08/01/27	82
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,171		7.500%, 01/01/32 - 12/01/36	1,384
168		10.000%, 10/01/30	186
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
12,562		3.500%, 09/01/32 - 06/01/42	13,108
3,741		4.000%, 06/01/42 - 10/01/42	3,996
–	(h)	7.000%, 03/01/16	—	(h)
		Federal National Mortgage Association,
112		ARM, 1.709%, 07/01/37	117
184		ARM, 2.046%, 07/01/37	194
74		ARM, 2.083%, 04/01/37	78
141		ARM, 2.251%, 01/01/34	149
166		ARM, 2.345%, 05/01/35	176
280		ARM, 2.361%, 03/01/37	298
349		ARM, 2.374%, 04/01/37	371
21		ARM, 2.750%, 10/01/33	22
		Federal National Mortgage Association, 15 Year, Single Family,
121		4.000%, 07/01/18	127
974		5.000%, 05/01/18 - 07/01/25	1,011
28		5.500%, 08/01/17	29
324		6.000%, 09/01/19 - 08/01/22	345
		Federal National Mortgage Association, 20 Year, Single Family,
616		3.500%, 12/01/30	642
189		6.500%, 11/01/18	217
		Federal National Mortgage Association, 30 Year, Single Family,
15,985		3.000%, 01/01/43 - 02/01/43	16,091
18,591		4.000%, 06/01/43	20,009
15,701		4.500%, 12/01/39 - 09/01/40	16,997
8,016		5.000%, 10/01/39 - 06/01/44	8,888
625		5.500%, 12/01/28 - 09/01/34	702
2,907		6.000%, 03/01/34 - 08/01/37	3,322
425		6.500%, 04/01/28 - 10/01/38	487
635		7.000%, 03/01/28 - 04/01/37	753
177		7.500%, 10/01/26 - 11/01/38	218
2,957		8.000%, 08/01/22 - 12/01/36	3,644
26		8.500%, 10/01/25 - 12/01/25	28
2		9.000%, 01/01/19 - 04/01/25	3
		Federal National Mortgage Association, Other,
3,765		ARM, 0.543%, 01/01/23	3,763
2,908		1.770%, 02/01/20	2,890
1,801		2.140%, 04/01/19	1,828
3,806		2.410%, 01/01/23	3,804
7,405		2.440%, 02/01/23	7,409
10,050		2.480%, 02/01/25	9,851
3,994		2.510%, 01/01/23	4,016
18,777		2.640%, 06/01/25	18,469
3,900		2.650%, 03/01/23	3,948
18,325		2.730%, 04/01/25	18,152
1,442		2.750%, 03/01/22	1,473

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
4,831		2.764%, 06/01/23	4,887
18,640		2.810%, 04/01/25	18,586
11,707		2.880%, 07/01/27	11,564
15,500		2.900%, 12/01/24	15,661
10,000		2.920%, 01/01/25	10,087
31,595		2.965%, 12/01/24	31,994
11,233		3.050%, 09/01/24	11,470
29,120		3.070%, 02/01/25	29,782
9,920		3.074%, 12/01/24	10,201
1,750		3.370%, 11/01/20	1,846
1,680		3.380%, 01/01/18	1,738
5,284		3.450%, 01/01/24	5,561
83,947		3.500%, 05/01/32 - 06/01/43	87,888
15,000		3.510%, 08/01/23	15,852
1,524		3.590%, 10/01/20	1,619
4,983		3.640%, 12/01/23	5,297
1,552		3.660%, 12/01/21	1,655
1,419		3.743%, 06/01/18	1,479
5,300		3.760%, 03/01/24	5,677
1,000		3.770%, 09/01/21	1,075
–	(h)	3.810%, 01/01/19	—	(h)
13,654		4.000%, 07/01/42 - 07/01/43	14,620
1,275		4.060%, 07/01/21	1,388
2,010		4.180%, 12/01/19	2,168
3,654		4.260%, 12/01/19	3,951
6,034		4.340%, 06/01/21	6,632
2,312		4.369%, 02/01/20	2,513
3,000		4.399%, 02/01/20	3,280
12,628		4.500%, 01/01/20 - 11/01/43	13,876
1,887		4.640%, 01/01/21	2,091
209		5.000%, 12/01/32 - 08/01/33	226
118		5.500%, 09/01/17	121
35		6.500%, 04/01/36 - 07/01/36	37
		Government National Mortgage Association II, 30 Year, Single Family,
3,750		6.000%, 11/20/32 - 09/20/38	4,287
890		6.500%, 02/20/29 - 10/20/39	1,020
2,764		7.000%, 06/20/32 - 01/20/39	3,304
254		7.500%, 08/20/25 - 05/20/32	294
662		8.000%, 08/20/26 - 09/20/31	797
267		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	290
		Government National Mortgage Association, 30 Year, Single Family,
7,429		6.000%, 08/15/36	8,627
196		6.500%, 02/15/28 - 10/15/29	225
65		7.000%, 02/15/24 - 11/15/27	71
66		7.250%, 09/15/21 - 01/15/28	69
38		7.500%, 10/15/22 - 02/15/27	40
3		7.750%, 02/15/27	2
2		8.500%, 11/15/25	2
33		9.000%, 09/15/16 - 01/15/25	35
1		10.000%, 11/15/20	1

		Total Mortgage Pass-Through Securities (Cost $543,034)	546,568

Municipal Bonds — 0.3% (t)
		California — 0.1%
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,298
774		University of California, Series AD, Rev., 4.858%, 05/15/12[3]	732

			2,030

		District of Columbia — 0.0% (g)
345		District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	345

		Illinois — 0.0% (g)
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,859

		New York — 0.1%
		New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560		Series H, Rev., 5.289%, 03/15/33	657
1,165		Series H, Rev., 5.389%, 03/15/40	1,399
		Port Authority of New York & New Jersey, Consolidated,
1,450		Series 164, Rev., 5.647%, 11/01/40	1,718
155		Series 165, Rev., 5.647%, 11/01/40	184
740		Series 174, Rev., 4.458%, 10/01/62	718

			4,676

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,399
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	1,513

		2,912

	Total Municipal Bonds (Cost $10,725)	11,822

Preferred Securities — 0.7% (x)
	Financials — 0.7%
	Banks — 0.6%
1,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	1,075
	Bank of America Corp.,
2,522	Series AA, VAR, 6.100%, 03/17/25	2,536
2,000	Series K, VAR, 8.000%, 01/30/18	2,068
362	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25	372
	Citigroup, Inc.,
3,592	Series O, VAR, 5.875%, 03/27/20	3,547
1,545	Series Q, VAR, 5.950%, 08/15/20	1,532
430	Series P, VAR, 5.950%, 05/15/25	412
581	VAR, 5.950%, 01/30/23	572
1,300	Series R, VAR, 6.125%, 11/15/20	1,320
813	Series M, VAR, 6.300%, 05/15/24	800
EUR 1,093	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands), VAR, 5.500%, 06/29/20	1,176
529	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19	522
EUR 1,550	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,668
454	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	454
EUR 1,500	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,590
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,450	VAR, 6.375%, 06/27/20	1,628
1,000	VAR, 7.500%, 06/27/24	1,076
1,650	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 5.750%, 05/13/20	1,628
635	Wachovia Capital Trust III, VAR, 5.570%, 12/31/15	614
1,500	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,581

		26,171

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
2,253	Series M, VAR, 5.375%, 05/10/20	2,250
1,500	Series L, VAR, 5.700%, 05/10/19	1,500
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,478
940	Series J, VAR, 5.550%, 07/15/20	936

		6,164

	Total Preferred Securities (Cost $32,945)	32,335

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,226
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,257
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	997

	Total Supranational (Cost $3,675)	3,480

U.S. Government Agency Securities — 0.9%
	Federal National Mortgage Association,
7,360	3.981%, 06/01/17 (n)	7,262
1,500	5.625%, 07/15/37	2,014
385	6.250%, 05/15/29	526
1,000	8.200%, 03/10/16	1,023
1,275	Federal National Mortgage Association STRIPS, 3.722%, 05/15/30 (n)	786
	Financing Corp. STRIPS,
3,100	1.384%, 11/30/17 (n)	3,029
1,000	1.531%, 05/11/18 (n)	968
1,500	2.707%, 09/26/19 (n)	1,399
1,285	3.548%, 04/05/19 (n)	1,217
259	New Valley Generation II, 5.572%, 05/01/20	285
486	New Valley Generation V, 4.929%, 01/15/21	536
	Residual Funding Corp. STRIPS,
2,770	1.783%, 10/15/20 (n)	2,517
12,080	2.268%, 07/15/20 (n)	11,042
	Tennessee Valley Authority,
902	4.625%, 09/15/60	953
2,103	5.250%, 09/15/39	2,568
1,610	5.880%, 04/01/36	2,088

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
500		Tennessee Valley Authority STRIPS, 6.306%, 11/01/25 (n)	367

		Total U.S. Government Agency Securities (Cost $37,398)	38,580

U.S. Treasury Obligations — 16.9%
140		U.S. Treasury Bill, 0.283%, 05/05/16 (n)	140
		U.S. Treasury Bonds,
20,600		2.500%, 02/15/45	18,540
50,000		2.875%, 08/15/45	48,775
19,000		3.000%, 05/15/42	19,153
74,378		3.000%, 11/15/44	74,340
42,260		3.000%, 05/15/45	42,220
19,752		3.000%, 11/15/45	19,788
85		3.500%, 02/15/39	94
9,250		3.625%, 08/15/43	10,447
5,000		4.375%, 11/15/39	6,307
8,400		4.500%, 02/15/36	10,817
3,890		4.500%, 05/15/38	5,014
10,044		4.500%, 08/15/39	12,898
2,500		5.250%, 02/15/29	3,291
21,000		5.500%, 08/15/28	28,084
2,625		7.875%, 02/15/21	3,425
7,920		8.000%, 11/15/21	10,659
13,600		8.125%, 05/15/21	18,075
10,000		8.125%, 08/15/21	13,416
5,000		8.500%, 02/15/20	6,418
6,000		8.750%, 08/15/20	7,925
6,905		8.875%, 08/15/17	7,843
		U.S. Treasury Coupon STRIPS,
15		1.944%, 08/15/23 (n)	12
6,495		2.168%, 02/15/21 (n)	5,888
7,390		2.211%, 05/15/22 (n)	6,459
7,251		2.238%, 05/15/20 (n)	6,712
15,000		2.288%, 05/15/21 (n)	13,503
640		2.493%, 02/15/22 (n)	564
225		2.660%, 02/15/23 (n)	193
11,239		3.056%, 08/15/17 (n)	11,074
185		3.139%, 08/15/19 (n)	175
6,916		3.339%, 02/15/17 (n)	6,850
14,565		3.467%, 11/15/17 (n)	14,293
14,610		3.562%, 11/15/21 (n)	12,967
5,000		3.626%, 08/15/22 (n)	4,337
5,000		3.793%, 11/15/22 (n)	4,310
42,000		4.292%, 11/15/33 (n)	24,853
1,606		4.345%, 08/15/18 (n)	1,556
4,000		4.356%, 02/15/18 (n)	3,907
2,615		4.944%, 02/15/28 (n)	1,899
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,953
		U.S. Treasury Notes,
10,300		0.875%, 07/31/19	10,099
64,000		1.000%, 05/31/18	63,815
2,000		1.375%, 01/31/20	1,986
126,000		1.375%, 03/31/20	124,902
2,765		1.500%, 08/31/18	2,790
4,750		1.500%, 05/31/19	4,770
22,879		1.625%, 12/31/19	22,975
100		2.000%, 04/30/16	101
61		2.000%, 08/15/25	60
2,000		2.125%, 08/15/21	2,033
11,000		2.250%, 11/30/17	11,280
130		2.625%, 04/30/16	131
4,115		2.875%, 03/31/18	4,287
1,000		3.125%, 10/31/16	1,022
3,954		3.125%, 05/15/19	4,188
1,250		3.250%, 03/31/17	1,291
8,000		4.250%, 11/15/17	8,511

		Total U.S. Treasury Obligations (Cost $742,483)	753,415

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	34

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	41

		Total Consumer Discretionary	75

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a)	178

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., Class A	1

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A, ADR (a)	—	(h)

		Total Materials	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
68	NII Holdings, Inc. (a)	470

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
8	Dynegy, Inc. (a)	121

	Total Common Stocks (Cost $1,620)	845

Preferred Stocks — 0.1%
	Financials — 0.1%
	Consumer Finance — 0.0% (g)
2	Ally Financial, Inc., Series G, 7.000%, 12/14/15 ($1.000 par value) (e) @	1,544

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	346
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @	1,933

		2,279

	Total Financials	3,823

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,032

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc., Class A (a)	—
	Total Preferred Stocks (Cost $5,011)	4,855

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.1%
	Automobiles — 0.0% (g)
867	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	865

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19	540
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	430
513	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	510
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d)	—	(h)

		1,480

	Specialty Retail — 0.1%
1,311	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,287
284	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	282
1,230	Staples, Inc., Term Loan, VAR, 04/21/21 ^	1,213

		2,782

	Total Consumer Discretionary	5,127

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,797	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	1,793
1,181	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,181
1,812	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,804

		4,778

	Food Products — 0.0% (g)
555	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	551

	Total Consumer Staples	5,329

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
552	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	518
26	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	22

	Total Energy	540

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,132	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,063

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	396
121	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	118

		514

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Providers & Services — 0.0% (g)
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	717

	Pharmaceuticals — 0.0% (g)
496	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	468

	Total Health Care	1,699

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Information Technology — 0.1%
	IT Services — 0.0% (g)
1,135	First Data Corp., Term Loan, VAR, 3.712%, 09/24/18	1,123

	Semiconductors & Semiconductor Equipment — 0.1%
	Avago Technologies Ltd., Term Loan, (Singapore),
1,330	VAR, 11/10/22 ^	1,316
974	VAR, 3.750%, 05/06/21	972
296	NXP B.V./NXP Semiconductor LLC, Term Loan, (Netherlands), VAR, 12/31/00[5] ^	294

		2,582

	Total Information Technology	3,705

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
447	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	443

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
938	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20 ^	925
1,000	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	986

	Total Telecommunication Services	1,911

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	216
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	363
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	1,395
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 06/30/16 (d)	686

	Total Utilities	2,660

	Total Loan Assignments (Cost $38,855)	32,477

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $–)	—	(h)

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Options Purchased — 0.0% (g)
2	10 Year U.S. Treasury Note, Expiring 12/24/15, at $126.00, American Style	1,360

	Total Options Purchased (Cost $1,175)	1,360

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 5.9%
	Investment Company — 5.9%
263,097	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $263,097)	263,097
	Total Investments — 99.4% (Cost $4,471,328)	4,445,926
	Other Assets in Excess of Liabilities — 0.6% (c)	25,329

	NET ASSETS — 100.0%	$4,471,255

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures and Options contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,547	2 Year U.S. Treasury Note	03/31/16	USD	336,545	(105)
1,030	5 Year U.S. Treasury Note	03/31/16	USD	122,240	89
	Short Futures Outstanding
(1,159)	10 Year U.S. Treasury Note	03/21/16	USD	(146,541)	(94)
(1)	U.S. Treasury Long Bond	03/21/16	USD	(154)	(1)
(4)	5 Year U.S. Treasury Note	03/31/16	USD	(475)	— (h)

					(111)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
920	EUR	Deutsche Bank AG	12/11/15	1,019	972	(47)

5,701	MXN	Deutsche Bank AG	12/30/15	332	343	11

				1,351	1,315	(36)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Barclays Bank plc	12/11/15	2,164	2,241	(77)

6,601	EUR	Goldman Sachs International	12/11/15	7,421	6,976	445
102	EUR	Goldman Sachs International	12/30/15	113	108	5

104,000	JPY	Standard Chartered Bank	12/11/15	866	845	21

5,701	MXN	Barclays Bank plc	12/30/15	337	343	(6)

13,167	ZAR	Morgan Stanley	12/11/15	954	909	45

				11,855	11,422	433

OPTION WRITTEN

Call Option Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note, American Style (Premiums received of $278)	128.00	12/24/15	2	(258)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.872%	45,000	(2,433)	2,146
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.244	25,000	4,799	(4,602)

					2,366	(2,456)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swap

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	5,000	(105)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
AUD	—	Australian Dollar
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
USD	—	United States Dollar

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—

Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rate for these securities is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2015.

@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2112.
[4]	—	Security matures in 2114.
[5]	—	Security matures in 2100.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$80,422
Aggregate gross unrealized depreciation	(105,824)

Net unrealized appreciation/depreciation	$(25,402)

Federal income tax cost of investments	$4,471,328

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$75		$75
Financials	—	—	178		178
Materials	1	—	—	(a)	1
Telecommunication Services	470	—	—		470
Utilities	121	—	—		121

Total Common Stocks	592	—	253		845

Preferred Stocks
Financials	1,890	1,933	—		3,823
Industrials	1,032	—	—		1,032
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	2,922	1,933	—	(b)	4,855

Debt Securities
Asset-Backed Securities	—	264,932	317,769		582,701
Collateralized Mortgage Obligations
Agency CMO	—	403,844	—		403,844
Non-Agency CMO	—	86,228	18,683		104,911

Total Collateralized Mortgage Obligations	—	490,072	18,683		508,755

Commercial Mortgage-Backed Securities	—	215,631	76,762		292,393
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	658		658

Total Convertible Bonds	—	—	658		658

Corporate Bonds
Consumer Discretionary	—	168,470	169		168,639
Consumer Staples	—	59,819	—		59,819
Energy	—	163,581	—		163,581
Financials	—	370,478	—		370,478
Health Care	—	77,807	—		77,807
Industrials	—	116,104	753		116,857
Information Technology	—	83,996	—		83,996
Materials	—	89,097	91		89,188
Telecommunication Services	—	104,499	—		104,499
Utilities	—	82,120	—		82,120

Total Corporate Bonds	—	1,315,971	1,013		1,316,984

Foreign Government Securities	—	55,601	—		55,601
Mortgage Pass-Through Securities	—	546,568	—		546,568
Municipal Bonds	—	11,822	—		11,822

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Securities Financials	$—	$32,335	$—		$32,335
Supranational	—	3,480	—		3,480
U.S. Government Agency Securities	—	38,580	—		38,580
U.S. Treasury Obligations	—	753,415	—		753,415
Loan Assignments
Consumer Discretionary	—	5,127	—	(a)	5,127
Consumer Staples	—	5,329	—		5,329
Energy	—	540	—		540
Financials	—	1,063	—		1,063
Health Care	—	1,699	—		1,699
Industrials	—	10,000	—		10,000
Information Technology	—	3,705	—		3,705
Materials	—	443	—		443
Telecommunication Services	—	1,911	—		1,911
Utilities	—	2,660	—		2,660

Total Loan Assignments	—	32,477	—	(a)	32,477

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Energy	—	—	—	(a)	— (a)

Total Warrants	—	—	—	(a)	— (a)

Options Purchased
Call Options Purchased	1,360	—	—		1,360
Short-Term Investment
Investment Company	263,097	—	—		263,097

Total Investments in Securities	$267,971	$3,762,817	$415,138		$4,445,926

Liabilities
Options Written
Call Options Written	(258)	—	—		(258)
Appreciation in Other Financial Instruments
Futures Contracts	$89	$—	$—		$89
Forward Foreign Currency Exchange Contracts	—	527	—		527
Swaps	—	197	—		197

Total Appreciation in Other Financial Instruments	$89	$724	$—		$813

Depreciation in Other Financial Instruments
Futures Contracts	$(200)	$—	$—		$(200)
Forward Foreign Currency Exchange Contracts	—	(130)	—		(130)
Swaps	—	(392)	—		(392)

Total Depreciation in Other Financial Instruments	$(200)	$(522)	$—		$(722)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Core Plus Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$248,831		$182	$1,267	$1,692	$158,283	$(79,487)	$3,920	$(16,919)	$317,769
Collateralized Mortgage Obligations – Non-Agency CMO	39,263		(281)	(413)	(6)	79	(19,959)	—	—	18,683
Commercial Mortgage-Backed Securities	77,606		—	(5,043)	(2,846)	11,584	(4,539)	—	—	76,762
Common Stocks – Consumer Discretionary	172		—	(97)	—	139	(139)	—	—	75
Common Stocks – Financials	191		—	(13)	—	—	—	—	—	178
Common Stocks – Industrials	4		—	7	—	—	(11)	—	—	—
Common Stocks – Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds – Consumer Discretionary	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Convertible Bonds – Utilities	800		—	(172)	—	30	—	—	—	658
Corporate Bonds – Consumer Discretionary	213		— (a)	(37)	—	1	(9)	1	—	169
Corporate Bonds – Industrials	7,450		29	(639)	(1)	24	(220)	1,332	(7,222)	753
Corporate Bonds – Materials	906		(21)	(11)	2	—	(785)	—	—	91
Corporate Bonds – Telecommunication Services	2,243		—	(38)	—	—	(2,205)	—	—	—
Corporate Bonds – Utilities	—	(a)	(18)	18	—	—	—	—	—	—
Loan Assignments – Consumer Discretionary	2		—	(2)	—	—	—	—	—	—	(a)
Loan Assignments – Financials	2,073		—	33	—	(2,650)	544	—	—	—
Preferred Stock – Materials	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Warrants – Consumer Discretionary	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Warrants – Energy	—	(b)	—	— (a)	—	—	—	—	—	—	(a)

Total	$379,754		$(109)	$(5,140)	$(1,159)	$167,490	$(106,810)	$5,253	$(24,141)	$415,138

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(4,876,000).

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at November 30, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$—	(a)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)
Preferred Stock	—	(c)	Discounted Cash Flow	Discount for lack of marketability (b)	100.00% (100.00%)
	917		Market Comparable Companies	EBITDA Multiple (d)	6.0x (6.0x)
				Discount for lack of marketability (b)	10.00% (10.00%)

Corporate Bond	917
	201,529		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Constant Prepayment Rate	0.00% - 40.00% (3.50%)
				Constant Default Rate	0.00% - 36.00% (17.53%)
				Yield (Discount Rate of Cash Flows)	1.55% - 6.59% (4.58%)

Asset-Backed Securities	201,529
	15,247		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.57% (6.09%)
				Constant Default Rate	0.00% - 7.99% (1.97%)
				Yield (Discount Rate of Cash Flows)	0.45% - 19.64% (3.45%)

Collateralized Mortgage Obligations	15,247
	69,870		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.18%)
				Yield (Discount Rate of Cash Flows)	1.16% - 15.38% (4.46%)

Commercial Mortgage-Backed Securities	69,870
Warrants	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$287,563

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximaterly $127,575,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than $1,000.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default and interest rate swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 38.3%
	Agency CMO — 37.9%
	Federal Home Loan Mortgage Corp. REMIC,
35	Series 1343, Class LA, 8.000%, 08/15/22	40
239	Series 1367, Class K, 5.500%, 09/15/22	258
44	Series 1591, Class E, 10.000%, 10/15/23	46
372	Series 1633, Class Z, 6.500%, 12/15/23	406
336	Series 1694, Class PK, 6.500%, 03/15/24	370
2,319	Series 1785, Class A, 6.000%, 10/15/23	2,538
129	Series 1999, Class PU, 7.000%, 10/15/27	146
240	Series 2031, Class PG, 7.000%, 02/15/28	279
682	Series 2035, Class PC, 6.950%, 03/15/28	776
493	Series 2064, Class PD, 6.500%, 06/15/28	562
390	Series 2095, Class PE, 6.000%, 11/15/28	442
181	Series 2152, Class BD, 6.500%, 05/15/29	191
939	Series 2162, Class TH, 6.000%, 06/15/29	1,075
10	Series 2345, Class PQ, 6.500%, 08/15/16	10
507	Series 2367, Class ME, 6.500%, 10/15/31	577
610	Series 2480, Class EJ, 6.000%, 08/15/32	681
871	Series 2562, Class PG, 5.000%, 01/15/18	895
3,732	Series 2611, Class QZ, 5.000%, 05/15/33	4,187
233	Series 2647, Class A, 3.250%, 04/15/32	243
472	Series 2651, Class VZ, 4.500%, 07/15/18	488
1,685	Series 2656, Class BG, 5.000%, 10/15/32	1,747
730	Series 2688, Class DG, 4.500%, 10/15/23	777
1,972	Series 2773, Class TB, 4.000%, 04/15/19	2,036
2,695	Series 2841, Class AT, 4.000%, 08/15/19	2,782
998	Series 2882, Class QD, 4.500%, 07/15/34	1,069
5,360	Series 2915, Class MU, 5.000%, 01/15/35	5,817
1,126	Series 2927, Class GA, 5.500%, 10/15/34	1,219
2,320	Series 2931, Class QD, 4.500%, 02/15/20	2,419
318	Series 3036, Class ND, 5.000%, 05/15/34	320
703	Series 3085, Class VS, HB, IF, 27.932%, 12/15/35	1,243
2,288	Series 3181, Class OP, PO, 07/15/36	2,147
2,402	Series 3188, Class GE, 6.000%, 07/15/26	2,700
7,678	Series 3325, Class JL, 5.500%, 06/15/37	8,320
5,676	Series 3341, Class PE, 6.000%, 07/15/37	6,337
1,937	Series 3413, Class B, 5.500%, 04/15/37	2,138
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,408
5,550	Series 3737, Class DG, 5.000%, 10/15/30	6,033
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,186
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,183
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,007
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,597
22,383	Series 3981, Class PA, 3.000%, 04/15/31	22,727
14,559	Series 4002, Class MV, 4.000%, 01/15/30	15,208
17,178	Series 4039, Class SA, IF, IO, 6.303%, 05/15/42	3,480
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,584
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,424
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,936
3,309	Series 4181, Class VA, 3.000%, 05/15/26	3,407
24,355	Series 4186, Class JE, 2.000%, 03/15/33	24,017
15,415	Series 4188, Class JG, 2.000%, 04/15/33	15,246
11,735	Series 4206, Class DA, 2.000%, 05/15/33	11,644
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,512
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,691
5,743	Series 4365, Class HZ, 3.000%, 01/15/40	5,289
	Federal Home Loan Mortgage Corp. STRIPS,
36	Series 155, Class IO, IO, 7.000%, 11/01/23	7
19,419	Series 264, Class 30, 3.000%, 07/15/42	19,518
11,701	Series 267, Class 30, 3.000%, 08/15/42	11,761
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,722	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,064
1,912	Series T-54, Class 2A, 6.500%, 02/25/43	2,247
869	Series T-56, Class APO, PO, 05/25/43	629
4,464	Federal National Mortgage Association - ACES, Series 2015-M13, Class A2, VAR, 2.800%, 06/25/25	4,438
660	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	740
	Federal National Mortgage Association REMIC,
18	Series 1988-16, Class B, 9.500%, 06/25/18	18
5	Series 1990-57, Class J, 7.000%, 05/25/20	5
116	Series 1993-110, Class H, 6.500%, 05/25/23	131
90	Series 1993-146, Class E, PO, 05/25/23	85
1,422	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,606
17	Series 1993-205, Class H, PO, 09/25/23	16
24	Series 1993-217, Class H, PO, 08/25/23	23
19	Series 1993-228, Class G, PO, 09/25/23	18
508	Series 1994-37, Class L, 6.500%, 03/25/24	583

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,865	Series 1994-51, Class PV, 6.000%, 03/25/24	2,044
924	Series 1998-58, Class PC, 6.500%, 10/25/28	1,034
273	Series 2000-8, Class Z, 7.500%, 02/20/30	325
466	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	59
45	Series 2002-2, Class UC, 6.000%, 02/25/17	46
52	Series 2002-3, Class PG, 5.500%, 02/25/17	53
578	Series 2002-73, Class OE, 5.000%, 11/25/17	595
674	Series 2002-92, Class FB, VAR, 0.871%, 04/25/30	687
4,213	Series 2003-21, Class PZ, 4.500%, 03/25/33	4,495
177	Series 2003-67, Class SA, HB, IF, 44.064%, 10/25/31	308
2,266	Series 2003-81, Class MC, 5.000%, 12/25/32	2,338
2,917	Series 2003-128, Class DY, 4.500%, 01/25/24	3,102
1,155	Series 2004-46, Class QD, HB, IF, 23.116%, 03/25/34	1,678
1,673	Series 2004-54, Class FL, VAR, 0.621%, 07/25/34	1,681
2,024	Series 2004-60, Class PA, 5.500%, 04/25/34	2,134
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,440
1,451	Series 2005-58, Class EP, 5.500%, 07/25/35	1,585
1,972	Series 2005-62, Class DX, 5.000%, 05/25/34	2,052
1,727	Series 2005-83, Class LA, 5.500%, 10/25/35	1,915
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,256
5,078	Series 2006-3, Class SB, IF, IO, 6.479%, 07/25/35	817
8,619	Series 2006-51, Class FP, VAR, 0.571%, 03/25/36	8,648
105	Series 2006-81, Class FA, VAR, 0.571%, 09/25/36	105
1,115	Series 2006-110, Class PO, PO, 11/25/36	1,026
3,651	Series 2007-76, Class PE, 6.000%, 08/25/37	4,032
937	Series 2009-89, Class A1, 5.410%, 05/25/35	977
46	Series 2010-4, Class SL, IF, 11.090%, 02/25/40	57
1,747	Series 2010-11, Class CB, 4.500%, 02/25/40	1,820
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,737
5,733	Series 2010-68, Class EP, 4.500%, 12/25/39	6,100
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,477
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,553
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,972
15,134	Series 2012-47, Class QE, 4.000%, 05/25/38	15,924
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,259
9,794	Series 2012-60, Class EP, 3.000%, 04/25/42	9,862
19,674	Series 2012-63, Class VA, 4.000%, 08/25/23	20,955
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	3,865
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	11,822
11	Series G92-35, Class EB, 7.500%, 07/25/22	12
36	Series G92-44, Class ZQ, 8.000%, 07/25/22	37
	Federal National Mortgage Association REMIC Trust,
172	Series 1999-W4, Class A9, 6.250%, 02/25/29	190
1,836	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,999
801	Series 2003-W1, Class 1A1, VAR, 5.741%, 12/25/42	904
425	Series 2003-W1, Class 2A, VAR, 6.411%, 12/25/42	491
6	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	6
2,846	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,312
1,905	Series 2009-W1, Class A, 6.000%, 12/25/49	2,203
	Federal National Mortgage Association STRIPS,
2,087	Series 278, Class 1, VAR, 1.053%, 08/25/25	2,122

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
693		Series 278, Class 3, VAR, 1.152%, 11/25/23	697
368		Series 343, Class 23, IO, 4.000%, 10/25/18	15
		Government National Mortgage Association,
363		Series 1998-22, Class PD, 6.500%, 09/20/28	422
209		Series 1999-17, Class L, 6.000%, 05/20/29	233
5,595		Series 2001-64, Class PB, 6.500%, 12/20/31	6,358
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,765
1,049		Series 2008-15, Class NB, 4.500%, 02/20/38	1,120
5,233		Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	990
21,771		Series 2009-42, Class TX, 4.500%, 06/20/39	23,638
947		Series 2009-52, Class MA, 5.000%, 11/20/36	964
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,127
12,674		Series 2011-29, Class Z, 5.000%, 05/20/40	14,626

			492,815

		Non-Agency CMO — 0.4%
4,886		FNDUS MARQUIS 11/25/25	4,888

		Total Collateralized Mortgage Obligations (Cost $485,733)	497,703

Commercial Mortgage-Backed Securities — 1.3%
		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
6,026		Series K046, Class A2, 3.205%, 03/25/25	6,216
6,500		Series K048, Class A2, VAR, 3.284%, 06/25/25	6,717
3,519		Series K049, Class A2, 3.010%, 10/25/48	3,570

		Total Commercial Mortgage-Backed Securities (Cost $16,515)	16,503

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,871)	7,016

Mortgage Pass-Through Securities — 6.4%
		Federal Home Loan Mortgage Corp.,
7		ARM, 1.889%, 02/01/19	7
4		ARM, 1.903%, 07/01/30	4
8		ARM, 2.088%, 03/01/18	8
35		ARM, 2.098%, 08/01/18	36
1,483		ARM, 2.170%, 03/01/37	1,569
125		ARM, 2.309%, 01/01/27	131
16		ARM, 2.410%, 04/01/30	17
17		ARM, 2.500%, 06/01/18	17
38		ARM, 2.523%, 01/01/21	38
16		ARM, 2.595%, 11/01/18	16
1		ARM, 2.882%, 01/01/20	1
60		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	62
292		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	315
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,291		4.500%, 10/01/40	1,395
308		5.500%, 11/01/33	343
92		6.000%, 02/01/32	106
422		6.500%, 01/01/24 - 06/01/29	481
851		7.000%, 08/01/25 - 09/01/29	965
45		7.500%, 09/01/24 - 08/01/25	50
25		8.000%, 11/01/24	27
101		8.500%, 05/01/24 - 07/01/28	117
1		9.000%, 10/01/17 - 11/01/21	1
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
143		ARM, 1.875%, 09/01/17 - 08/01/30	146
82		ARM, 1.889%, 11/01/27 - 11/01/40	86
29		ARM, 1.935%, 06/01/29	30
11		ARM, 1.937%, 06/01/20	12
5		ARM, 2.000%, 06/01/17	5
25		ARM, 2.519%, 07/01/17	25
17		ARM, 2.672%, 08/01/19	17
32		ARM, 2.750%, 01/01/29	33
24		ARM, 3.998%, 09/01/27	25
8		ARM, 5.996%, 04/01/19	9
5		ARM, 6.000%, 12/01/18	5
		Federal National Mortgage Association, 15 Year, Single Family,
3,227		4.000%, 04/01/19 - 09/01/25	3,414
886		4.500%, 03/01/19	922

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
267	5.500%, 11/01/16 - 03/01/18	274
401	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	442
	Federal National Mortgage Association, 30 Year, Single Family,
3,636	3.500%, 05/01/42	3,775
16,536	4.000%, 06/01/43 - 11/01/43	17,705
542	4.500%, 03/01/38	586
1,831	5.000%, 11/01/33	2,064
11,312	5.500%, 02/01/29 - 05/01/36	12,888
1,639	6.000%, 07/01/36	1,889
389	6.500%, 06/01/26 - 04/01/32	455
3,375	7.000%, 02/01/24 - 03/01/35	4,085
97	7.500%, 03/01/30 - 04/01/30	101
19	10.000%, 10/01/16 - 07/01/20	19
	Federal National Mortgage Association, Other,
6,500	2.810%, 04/01/25	6,481
7,484	3.117%, 01/01/22	7,812
9,377	3.265%, 01/01/22	9,838
3,000	3.300%, 11/01/26	3,081
69	6.000%, 09/01/28	79
186	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	221
	Government National Mortgage Association, 30 Year, Single Family,
3	6.000%, 10/15/23	3
498	6.500%, 06/15/23 - 02/15/24	571
197	7.000%, 12/15/22 - 06/15/28	207
282	7.500%, 02/15/22 - 02/15/28	308
109	8.000%, 07/15/22 - 08/15/26	119
239	9.000%, 07/15/16 - 11/15/24	266
2	9.500%, 08/15/17 - 09/15/20	3

	Total Mortgage Pass-Through Securities (Cost $80,080)	83,707

U.S. Government Agency Securities — 20.0%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,604
12,824	5.750%, 12/07/28	16,560
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	13,667
30,000	8.926%, 10/09/19 (n)	27,750
	Federal National Mortgage Association STRIPS,
10,000	4.261%, 05/15/30 (n)	6,163
8,000	6.336%, 05/15/23 (n)	6,714
9,200	12.867%, 05/29/26 (n)	6,698
26,153	Financing Corp. STRIPS, 11.022%, 12/06/18 (n)	24,982
	Residual Funding Corp. STRIPS,
18,300	1.926%, 10/15/20 (n)	16,630
57,000	2.091%, 07/15/20 (n)	52,103
5,000	2.230%, 01/15/21 (n)	4,494
34,520	5.675%, 10/15/19 (n)	32,238
10,000	6.607%, 01/15/30 (n)	6,416
5,000	13.933%, 04/15/30 (n)	3,174
15,000	Resolution Funding Corp. STRIPS, 14.409%, 04/15/28 (n)	10,456
	Tennessee Valley Authority STRIPS,
14,740	5.023%, 12/15/17 (n)	14,352
4,500	10.838%, 07/15/16 (n)	4,479

	Total U.S. Government Agency Securities (Cost $232,037)	259,480

U.S. Treasury Obligations — 27.4%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	26,256
2,500	7.125%, 02/15/23	3,364
13,140	7.250%, 05/15/16	13,544
3,935	7.250%, 08/15/22	5,246
3,635	8.000%, 11/15/21	4,892
3,190	8.875%, 08/15/17	3,623
1,020	9.000%, 11/15/18	1,250
	U.S. Treasury Coupon STRIPS,
72,500	2.034%, 05/15/20 (n)	67,115
1,190	6.910%, 05/15/16 (n)	1,188
55,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	58,273
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	24,916
35,000	1.875%, 09/30/17	35,625
25,000	2.000%, 04/30/16	25,166
55,000	2.625%, 11/15/20	57,393
25,000	4.250%, 11/15/17	26,598
1,020	4.750%, 08/15/17	1,087

	Total U.S. Treasury Obligations (Cost $349,372)	355,536

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.5%
	Investment Company — 6.5%
83,931	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $83,931)	83,931

	Total Investments — 100.4% (Cost $1,254,539)	1,303,876
	Liabilities in Excess of Other Assets — (0.4)%	(5,016)

	NET ASSETS — 100.0%	$1,298,860

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,522
Aggregate gross unrealized depreciation	(9,185)

Net unrealized appreciation/depreciation	$49,337

Federal income tax cost of investments	$1,254,539

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$492,815	$—	$492,815
Non-Agency CMO	—	4,888	—	4,888

Total Collateralized Mortgage Obligations	—	497,703	—	497,703

Commercial Mortgage-Backed Securities	—	16,503	—	16,503
Foreign Government Securities	—	7,016	—	7,016
Mortgage Pass-Through Securities	—	83,707	—	83,707
U.S. Government Agency Securities	—	259,480	—	259,480
U.S. Treasury Obligations	—	355,536	—	355,536
Short-Term Investment
Investment Company	83,931	—	—	83,931

Total Investments in Securities	$83,931	$1,219,945	$—	$1,303,876

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.721%, 09/25/34	3
3,310	Unipac IX LLC, 13.000%, 05/15/16	3,226

	Total Asset-Backed Securities (Cost $3,303)	3,229

Convertible Bonds — 0.2%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,635	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—

	Utilities — 0.2%
	Electric Utilities — 0.1%
4,977	Upstate New York Power Producers, Inc., PIK, 20.000%, 06/15/17 (e) (v)	9,854

	Independent Power Producers & Energy Traders — 0.1%
8,500	NRG Yield, Inc., 3.250%, 06/01/20 (e)	7,368

	Total Utilities	17,222

	Total Convertible Bonds (Cost $14,173)	17,222

Corporate Bonds — 86.8%
	Consumer Discretionary — 17.6%
	Auto Components — 1.6%
4,875	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	5,149
	Goodyear Tire & Rubber Co. (The),
10,105	5.125%, 11/15/23	10,297
4,750	6.500%, 03/01/21	5,016
25,195	7.000%, 05/15/22	27,242
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,920
22,537	5.875%, 02/01/22	22,889
4,725	6.000%, 08/01/20	4,861
4,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,283
21,805	MPG Holdco I, Inc., 7.375%, 10/15/22	22,895
8,553	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	8,917
3,944	Tenneco, Inc., 5.375%, 12/15/24	4,043
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,569
16,749	4.500%, 04/29/22 (e)	16,435
14,041	4.750%, 04/29/25 (e)	13,563

		163,079

	Automobiles — 1.0%
32,411	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	34,933
	Fiat Chrysler Automobiles N.V., (Netherlands),
21,792	4.500%, 04/15/20	21,901
11,471	5.250%, 04/15/23	11,356
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	18,566
12,153	4.250%, 11/15/19 (e)	12,396
4,000	5.625%, 02/01/23 (e)	4,152
	Motors Liquidation Co.,
10,255	0.000%, 05/01/28 (d)	—	(h)
34,006	0.000%, 07/15/33 (d)	—	(h)
50	0.000%, 06/01/49	—	(h)
973	5.250%, 03/06/32	1
953	6.250%, 07/15/33	—	(h)
246	7.250%, 04/15/41	—	(h)
284	7.250%, 07/15/41	—	(h)
548	7.250%, 02/15/52	—	(h)
404	7.375%, 05/15/48	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
47	7.375%, 10/01/51	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)

		103,305

	Distributors — 0.3%
3,769	American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 (e)	3,821
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
7,000	6.750%, 05/20/20	7,185
14,985	7.000%, 05/20/22	15,434
	Global Partners LP/GLP Finance Corp.,
3,912	6.250%, 07/15/22	3,521
9,000	7.000%, 06/15/23	8,235

		38,196

	Diversified Consumer Services — 0.2%
	Service Corp. International,
8,220	5.375%, 05/15/24	8,610
10,170	8.000%, 11/15/21	11,950

		20,560

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 2.9%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,752	4.625%, 01/15/22 (e)	2,779
14,450	6.000%, 04/01/22 (e)	14,992
19,453	Boyd Gaming Corp., 6.875%, 05/15/23	20,353
5,357	Choice Hotels International, Inc., 5.750%, 07/01/22	5,732
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	11,654
5,672	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	5,899
9,560	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	9,440
19,360	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	19,215
5,270	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	5,415
6,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,247
3,000	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	3,128
8,315	Landry’s, Inc., 9.375%, 05/01/20 (e)	8,824
	MGM Resorts International,
4,325	5.250%, 03/31/20	4,336
10,315	6.000%, 03/15/23	10,218
16,080	6.625%, 12/15/21	16,764
5,750	6.750%, 10/01/20	6,007
16,925	7.750%, 03/15/22	18,152
7,345	8.625%, 02/01/19	8,351
5,925	11.375%, 03/01/18	6,947
3,242	Real Mex Restaurants, Inc., 7.000%, 03/21/16	2,672
	Sabre GLBL, Inc.,
2,185	5.250%, 11/15/23 (e)	2,152
7,098	5.375%, 04/15/23 (e)	7,098
	Scientific Games International, Inc.,
8,080	7.000%, 01/01/22 (e)	7,797
21,935	10.000%, 12/01/22	16,890
20,060	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	19,859
13,160	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	13,818
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	6,008
9,231	Station Casinos LLC, 7.500%, 03/01/21	9,785
20,045	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	17,940
	Yum! Brands, Inc.,
9,008	3.750%, 11/01/21	8,446
2,392	3.875%, 11/01/20	2,319

		299,237

	Household Durables — 1.4%
4,028	Brookfield Residential Properties, Inc., (Canada), 6.375%, 05/15/25 (e)	3,766
5,228	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,914
	CalAtlantic Group, Inc.,
4,195	5.375%, 10/01/22	4,258
6,134	5.875%, 11/15/24	6,410
9,130	8.375%, 01/15/21	10,705
	D.R. Horton, Inc.,
3,313	4.375%, 09/15/22	3,330
3,558	4.750%, 02/15/23	3,620
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,297
4,242	4.500%, 11/15/19	4,348
10,586	4.750%, 05/30/25	10,374
8,473	4.875%, 12/15/23	8,473
4,465	6.950%, 06/01/18	4,856
3,940	Series B, 12.250%, 06/01/17	4,492
	M/I Homes, Inc.,
9,000	6.750%, 01/15/21 (e)	9,023
8,157	8.625%, 11/15/18	8,371
	Meritage Homes Corp.,
7,818	7.000%, 04/01/22	8,307
1,990	7.150%, 04/15/20	2,124
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
1,285	5.625%, 03/01/24 (e)	1,241
8,644	5.875%, 04/15/23 (e)	8,590
9,450	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	9,615
10,378	Toll Brothers Finance Corp., 4.875%, 11/15/25	10,274
9,940	WCI Communities, Inc., 6.875%, 08/15/21	10,467
2,546	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	2,247

		144,102

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet & Catalog Retail — 0.3%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,656
10,800	5.500%, 02/15/22 (e)	11,178
10,860	5.750%, 03/01/24	11,213
2,800	5.875%, 02/15/25 (e)	2,895

		32,942

	Media — 7.8%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
	Altice Luxembourg S.A., (Luxembourg),
7,020	7.625%, 02/15/25 (e)	6,142
17,160	7.750%, 05/15/22 (e)	16,045
5,755	AMC Entertainment, Inc., 5.875%, 02/15/22	5,971
4,200	AMC Networks, Inc., 4.750%, 12/15/22	4,174
	Cablevision Systems Corp.,
27,286	8.000%, 04/15/20	25,785
2,285	8.625%, 09/15/17	2,411
6,483	CCO Safari II LLC, 4.464%, 07/23/22 (e)	6,556
32,695	CCOH Safari LLC, 5.750%, 02/15/26 (e)	32,858
9,225	Cenveo Corp., 8.500%, 09/15/22 (e)	5,627
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
13,925	5.125%, 12/15/21 (e)	12,863
4,667	5.125%, 12/15/21 (e)	4,311
2,546	Cinemark USA, Inc., 5.125%, 12/15/22	2,546
	Clear Channel Worldwide Holdings, Inc.,
19,765	6.500%, 11/15/22	19,172
2,650	Series A, 7.625%, 03/15/20	2,531
32,750	Series B, 6.500%, 11/15/22	32,341
40,451	Series B, 7.625%, 03/15/20	39,237
15,368	CSC Holdings LLC, 6.750%, 11/15/21	14,523
	DISH DBS Corp.,
6,585	5.000%, 03/15/23	5,696
4,195	5.875%, 07/15/22	3,896
11,085	5.875%, 11/15/24	9,921
69,827	6.750%, 06/01/21	70,264
8,815	7.875%, 09/01/19	9,498
20,710	Gray Television, Inc., 7.500%, 10/01/20	21,487
	iHeartCommunications, Inc.,
11,922	9.000%, 12/15/19	8,644
1,365	9.000%, 03/01/21	938
940	Interactive Data Corp., 5.875%, 04/15/19 (e)	961
2,000	Lamar Media Corp., 5.000%, 05/01/23	2,005
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,497
	LIN Television Corp.,
15,725	5.875%, 11/15/22 (e)	15,764
8,645	6.375%, 01/15/21	9,056
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,116
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	5,718
30,005	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	29,817
	Numericable-SFR SAS, (France),
2,935	4.875%, 05/15/19 (e)	2,928
47,955	6.000%, 05/15/22 (e)	47,356
11,702	Reg. S, 5.625%, 05/15/24	11,526
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
6,056	5.625%, 02/15/24	6,238
5,269	5.875%, 03/15/25	5,420
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,776
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	5
8,921	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	9,099
	Regal Entertainment Group,
19,730	5.750%, 03/15/22	20,026
1,975	5.750%, 02/01/25	1,926
	Sinclair Television Group, Inc.,
14,930	5.375%, 04/01/21	15,005
9,985	5.625%, 08/01/24 (e)	9,760
1,980	6.125%, 10/01/22	2,034
3,500	6.375%, 11/01/21	3,623
	Sirius XM Radio, Inc.,
6,508	5.750%, 08/01/21 (e)	6,727
8,395	5.875%, 10/01/20 (e)	8,773
	TEGNA, Inc.,
4,661	4.875%, 09/15/21 (e)	4,684
5,365	5.500%, 09/15/24 (e)	5,405
16,015	6.375%, 10/15/23	16,936
10,639	Time Warner Cable, Inc., 7.300%, 07/01/38	11,513
17,899	Tribune Media Co., 5.875%, 07/15/22 (e)	17,899
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
3,350	5.000%, 01/15/25 (e)	3,262
15,425	5.500%, 01/15/23 (e)	15,502

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Univision Communications, Inc.,
24,155	5.125%, 05/15/23 (e)	23,370
19,190	5.125%, 02/15/25 (e)	18,542
31,362	6.750%, 09/15/22 (e)	32,499
13,175	8.500%, 05/15/21 (e)	13,702
19,866	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	20,065
	WMG Acquisition Corp.,
6,423	5.625%, 04/15/22 (e)	6,294
22,439	6.750%, 04/15/22 (e)	19,915

		805,250

	Multiline Retail — 0.5%
28,879	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	29,962
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,010
19,570	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	17,466

		50,438

	Specialty Retail — 1.5%
7,660	Caleres, Inc., 6.250%, 08/15/23	7,583
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	7,554
27,405	8.875%, 03/15/19	10,414
32,700	9.000%, 03/15/19 (e)	24,689
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,282
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,216
10,500	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	8,715
	L Brands, Inc.,
3,000	5.625%, 02/15/22	3,187
10,000	5.625%, 10/15/23	10,650
10,205	6.875%, 11/01/35 (e)	10,460
2,149	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	2,138
14,650	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	13,954
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,288
13,400	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	13,584
	Sally Holdings LLC/Sally Capital, Inc.,
5,255	5.500%, 11/01/23	5,423
9,745	5.750%, 06/01/22	10,159
5,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	5,273

		153,569

	Textiles, Apparel & Luxury Goods — 0.1%
9,635	Levi Strauss & Co., 5.000%, 05/01/25	9,611

	Total Consumer Discretionary	1,820,289

	Consumer Staples — 5.2%
	Beverages — 0.9%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,300
5,130	4.250%, 05/01/23	5,168
2,770	4.750%, 11/15/24	2,832
6,000	4.750%, 12/01/25	6,075
5,050	6.000%, 05/01/22	5,606
	Cott Beverages, Inc.,
20,650	5.375%, 07/01/22	20,082
15,981	6.750%, 01/01/20	16,580
26,926	DS Services of America, Inc., 10.000%, 09/01/21 (e)	30,561

		90,204

	Food & Staples Retailing — 1.4%
29,675	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	31,641
	CVS Health Corp.,
2,090	4.750%, 12/01/22 (e)	2,257
1,090	5.000%, 12/01/24 (e)	1,191
9,705	Ingles Markets, Inc., 5.750%, 06/15/23	9,657
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,578
8,102	7.450%, 08/01/29	7,636
1,074	7.750%, 06/15/26	1,042
5,871	8.000%, 05/01/31	5,695
7,899	8.700%, 05/01/30	7,978
	Rite Aid Corp.,
21,966	6.125%, 04/01/23 (e)	23,284
8,000	6.750%, 06/15/21	8,520
37,276	SUPERVALU, Inc., 7.750%, 11/15/22	34,667
9,795	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	9,795

		145,941

	Food Products — 2.4%
4,657	B&G Foods, Inc., 4.625%, 06/01/21	4,599
10,153	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	10,369
9,550	Darling Ingredients, Inc., 5.375%, 01/15/22	9,359
22,079	Dean Foods Co., 6.500%, 03/15/23 (e)	22,741
	JBS USA LLC/JBS USA Finance, Inc.,
15,522	5.750%, 06/15/25 (e)	14,800
29,765	5.875%, 07/15/24 (e)	29,319
35,346	7.250%, 06/01/21 (e)	36,669
10,948	7.250%, 06/01/21 (e)	11,386

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
17,849	8.250%, 02/01/20 (e)	18,708
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,076
	Post Holdings, Inc.,
19,684	6.750%, 12/01/21 (e)	19,979
5,620	7.750%, 03/15/24 (e)	5,831
2,000	8.000%, 07/15/25 (e)	2,095
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	15,969
18,701	5.875%, 08/01/21 (e)	19,309
20,959	6.625%, 08/15/22	22,217
1,242	TreeHouse Foods, Inc., 4.875%, 03/15/22	1,211
2,035	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,088

		253,725

	Household Products — 0.4%
1,915	Central Garden & Pet Co., 6.125%, 11/15/23	1,939
15,887	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	15,410
	Spectrum Brands, Inc.,
9,261	5.750%, 07/15/25 (e)	9,550
3,428	6.125%, 12/15/24 (e)	3,574
8,992	6.625%, 11/15/22	9,599

		40,072

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,199
1,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	1,349

		8,548

	Total Consumer Staples	538,490

	Energy — 9.6%
	Energy Equipment & Services — 1.3%
7,200	Archrock Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	6,120
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	2,162
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	6,757
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,704
7,000	7.250%, 10/01/20 (e)	7,210
	Parker Drilling Co.,
5,022	6.750%, 07/15/22	3,616
3,054	7.500%, 08/01/20	2,413
5,100	PHI, Inc., 5.250%, 03/15/19	4,349
5,795	Pioneer Energy Services Corp., 6.125%, 03/15/22	3,274
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24	8,909
4,845	6.500%, 12/15/21	4,167
17,199	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	10,749
3,000	SESI LLC, 7.125%, 12/15/21	2,843
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	4,184
3,804	7.500%, 07/01/21	3,614
23,454	Transocean, Inc., (Cayman Islands), 6.875%, 12/15/21	17,614
12,244	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	11,264
31,825	Unit Corp., 6.625%, 05/15/21	24,664
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	7,279

		134,892

	Oil, Gas & Consumable Fuels — 8.3%
	Antero Resources Corp.,
6,171	5.125%, 12/01/22	5,616
5,085	5.375%, 11/01/21	4,678
15,750	6.000%, 12/01/20	15,120
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,047
4,544	5.625%, 06/01/24 (e)	3,715
15,537	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	13,828
	California Resources Corp.,
8,611	5.000%, 01/15/20	5,490
9,174	5.500%, 09/15/21	5,504
4,760	6.000%, 11/15/24	2,856
	Chesapeake Energy Corp.,
15,633	4.875%, 04/15/22	6,615
10,400	5.375%, 06/15/21	4,550
12,050	6.125%, 02/15/21	5,121
2,100	6.625%, 08/15/20	992
4,120	6.875%, 11/15/20	1,916
	Cimarex Energy Co.,
5,442	4.375%, 06/01/24	5,375
4,728	5.875%, 05/01/22	4,977
9,830	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	9,879
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,234

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
5,911	6.375%, 03/15/24	2,660
3,352	8.500%, 12/15/19	1,877
	Comstock Resources, Inc.,
3,300	7.750%, 04/01/19	579
5,547	9.500%, 06/15/20	1,137
9,750	10.000%, 03/15/20 (e)	5,704
	Concho Resources, Inc.,
11,811	5.500%, 10/01/22	11,456
5,239	5.500%, 04/01/23	5,108
4,585	6.500%, 01/15/22	4,677
	CONSOL Energy, Inc.,
8,470	5.875%, 04/15/22	5,548
4,180	8.000%, 04/01/23 (e)	2,947
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	7,773
9,272	6.250%, 04/01/23 (e)	7,835
8,860	Diamondback Energy, Inc., 7.625%, 10/01/21	9,414
	Energy Transfer Equity LP,
20,596	5.875%, 01/15/24	19,052
4,917	7.500%, 10/15/20	5,138
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	8,725
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23	5,341
10,802	7.750%, 09/01/22	8,480
9,485	9.375%, 05/01/20	8,062
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,275	5.625%, 06/15/24	7,034
10,088	5.750%, 02/15/21	9,180
5,790	6.000%, 05/15/23	5,081
4,770	6.750%, 08/01/22	4,436
12,043	Halcon Resources Corp., 13.000%, 02/15/22 (e)	5,570
	Hilcorp Energy I LP/Hilcorp Finance Co.,
12,565	5.000%, 12/01/24 (e)	11,301
15,000	5.750%, 10/01/25 (e)	13,762
17,865	7.625%, 04/15/21 (e)	18,222
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	5,982
8,218	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	6,040
14,391	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	6,044
9,622	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	1,822
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	7,467
12,000	4.875%, 12/01/24	10,643
22,632	4.875%, 06/01/25	20,142
14,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	13,282
	MEG Energy Corp., (Canada),
1,059	6.500%, 03/15/21 (e)	911
16,427	7.000%, 03/31/24 (e)	13,922
9,437	Memorial Resource Development Corp., 5.875%, 07/01/22	8,800
3,005	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,810
	Newfield Exploration Co.,
7,500	5.375%, 01/01/26	6,844
8,655	5.625%, 07/01/24	8,157
7,000	5.750%, 01/30/22	6,861
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,575
7,048	6.875%, 10/15/21	6,343
	Noble Energy, Inc.,
9,177	5.625%, 05/01/21	9,269
13,290	5.875%, 06/01/22	13,337
9,692	5.875%, 06/01/24	9,716
10,495	Oasis Petroleum, Inc., 6.875%, 03/15/22	8,999
8,995	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	8,995
	Peabody Energy Corp.,
10,707	6.250%, 11/15/21	1,686
18,800	10.000%, 03/15/22 (e)	4,418
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19	343
14,125	8.500%, 05/01/20	3,108
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	9,100
16,662	5.375%, 10/01/22	14,996
18,569	6.875%, 03/01/21	17,733

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
10,108	Range Resources Corp., 5.000%, 03/15/23	8,946
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,775
8,792	5.000%, 10/01/22	8,408
13,385	5.500%, 04/15/23	12,707
11,760	Rice Energy, Inc., 7.250%, 05/01/23 (e)	10,231
	Rockies Express Pipeline LLC,
20,000	6.000%, 01/15/19 (e)	19,800
1,450	6.850%, 07/15/18 (e)	1,483
3,654	RSP Permian, Inc., 6.625%, 10/01/22	3,631
3,621	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	199
5,938	SemGroup Corp., 7.500%, 06/15/21	5,493
	SM Energy Co.,
23,700	5.000%, 01/15/24	20,797
11,750	5.625%, 06/01/25	10,487
11,379	6.500%, 11/15/21	11,066
11,280	6.500%, 01/01/23	10,800
10,030	Stone Energy Corp., 7.500%, 11/15/22	5,717
	Sunoco LP/Sunoco Finance Corp.,
10,010	5.500%, 08/01/20 (e)	10,135
15,760	6.375%, 04/01/23 (e)	15,957
12,197	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	5,672
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	9,075
10,000	6.875%, 02/01/21	9,975
4,288	Tesoro Corp., 5.125%, 04/01/24	4,331
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
9,000	5.875%, 10/01/20	9,247
4,500	6.125%, 10/15/21	4,624
10,526	6.250%, 10/15/22 (e)	10,881
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	6,533
21,384	6.125%, 10/01/24 (e)	7,698
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	3,307
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,680
13,940	Whiting Petroleum Corp., 5.000%, 03/15/19	13,104
	Williams Partners LP/ACMP Finance Corp.,
22,000	4.875%, 05/15/23	19,358
12,000	6.125%, 07/15/22	11,970
	WPX Energy, Inc.,
12,785	5.250%, 09/15/24	10,580
37,272	6.000%, 01/15/22	31,588

		857,212

	Total Energy	992,104

	Financials — 6.5%
	Banks — 2.3%
14,635	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	16,538
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,723
20,681	5.000%, 08/15/22	21,120
40,915	5.250%, 03/15/18	42,449
13,761	5.375%, 05/15/20	14,518
3,676	5.500%, 02/15/19 (e)	3,851
16,345	6.625%, 04/01/18 (e)	17,428
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,121
8,761	6.000%, 12/19/23	9,542
59,525	6.100%, 06/10/23	64,767
35,319	6.125%, 12/15/22	38,849

		239,906

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
12,260	4.625%, 09/15/23	12,597
5,240	5.375%, 11/15/22	5,541

		18,138

	Consumer Finance — 1.1%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
12,107	4.500%, 05/15/21	12,364
5,220	4.625%, 10/30/20	5,364
3,025	4.625%, 07/01/22	3,059
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,890
23,355	3.250%, 11/05/18	23,326
7,206	3.600%, 05/21/18	7,214
2,754	4.125%, 02/13/22	2,747
13,738	4.625%, 05/19/22	14,047
7,945	4.625%, 03/30/25	7,945
22,264	8.000%, 11/01/31	26,550

		111,506

	Diversified Financial Services — 0.8%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	6,608

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
22,918	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	23,090
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	8,652
2,547	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	2,700
8,511	Highland Ranch, 6.700%, 09/01/20	8,426
2,000	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	2,005
8,578	MSCI, Inc., 5.250%, 11/15/24 (e)	8,835
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,506
3,177	7.875%, 10/01/20	3,082
6,920	9.625%, 05/01/19	7,162
8,620	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	8,792
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,181

		88,039

	Insurance — 0.7%
19,171	CNO Financial Group, Inc., 5.250%, 05/30/25	19,507
7,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	8,073
7,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	7,985
14,342	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,780
10,765	National Financial Partners Corp., 9.000%, 07/15/21 (e)	10,334
15,898	USI, Inc., 7.750%, 01/15/21 (e)	15,580

		78,259

	Real Estate Investment Trusts (REITs) — 1.0%
2,981	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	2,817
	Crown Castle International Corp.,
6,500	4.875%, 04/15/22	6,646
9,555	5.250%, 01/15/23	9,902
7,780	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,043
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,117
9,508	5.375%, 01/01/22	9,698
11,833	5.375%, 04/01/23	12,055
2,707	5.750%, 01/01/25	2,741
4,481	5.875%, 01/15/26	4,548
5,000	FelCor Lodging LP, 6.000%, 06/01/25	5,150
	Iron Mountain, Inc.,
13,896	5.750%, 08/15/24	13,792
14,396	6.000%, 10/01/20 (e)	15,101
3,494	Potlatch Corp., 7.500%, 11/01/19	3,891
8,522	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	8,607

		105,108

	Real Estate Management & Development — 0.2%
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,850
15,620	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	15,190

		18,040

	Thrifts & Mortgage Finance — 0.2%
17,374	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	16,788

	Total Financials	675,784

	Health Care — 10.0%
	Health Care Equipment & Supplies — 1.5%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,433
10,213	6.500%, 06/15/20	10,060
250	7.250%, 07/01/18	258
25,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	26,336
13,430	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	10,979
8,595	Halyard Health, Inc., 6.250%, 10/15/22	8,692
7,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	7,233
13,750	Hologic, Inc., 5.250%, 07/15/22 (e)	14,300
14,100	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	13,691
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	984
2,784	4.750%, 04/15/23	2,311
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
11,040	4.875%, 04/15/20 (e)	9,991
9,330	5.500%, 04/15/25 (e)	7,907
17,518	5.625%, 10/15/23 (e)	15,110
18,382	5.750%, 08/01/22 (e)	16,268
4,685	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	4,691
2,985	Teleflex, Inc., 5.250%, 06/15/24	2,993

		157,237

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 5.7%
	Acadia Healthcare Co., Inc.,
2,650	5.625%, 02/15/23	2,597
4,165	6.125%, 03/15/21	4,290
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,323
7,825	5.625%, 07/15/22	7,688
7,241	Centene Corp., 4.750%, 05/15/22	7,069
	CHS/Community Health Systems, Inc.,
10,266	5.125%, 08/15/18	10,471
10,085	5.125%, 08/01/21	10,186
30,965	6.875%, 02/01/22	29,959
13,662	7.125%, 07/15/20	13,595
18,250	8.000%, 11/15/19	18,478
	DaVita HealthCare Partners, Inc.,
15,915	5.000%, 05/01/25	15,278
11,880	5.125%, 07/15/24	11,850
10,500	5.750%, 08/15/22	10,881
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	7,728
	Fresenius Medical Care U.S. Finance II, Inc.,
4,205	4.125%, 10/15/20 (e)	4,289
4,380	4.750%, 10/15/24 (e)	4,391
8,281	5.625%, 07/31/19 (e)	8,954
10,151	5.875%, 01/31/22 (e)	10,989
3,075	6.500%, 09/15/18 (e)	3,367
6,419	6.875%, 07/15/17	6,900
10,235	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	11,054
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,309
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,138
9,680	4.250%, 10/15/19	9,849
11,701	5.000%, 03/15/24	11,789
12,185	5.250%, 04/15/25	12,322
19,215	5.375%, 02/01/25	18,879
10,440	5.875%, 03/15/22	11,197
11,830	5.875%, 02/15/26	11,993
16,418	6.500%, 02/15/20	18,162
19,448	7.500%, 02/15/22	21,733
14,000	Series 1, 5.875%, 05/01/23	14,455
	HealthSouth Corp.,
1,695	5.125%, 03/15/23	1,631
8,073	5.750%, 11/01/24	7,791
36,541	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	34,348
2,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	2,905
	LifePoint Health, Inc.,
7,774	5.500%, 12/01/21	7,774
5,450	6.625%, 10/01/20	5,652
32,125	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	32,446
10,400	Team Health, Inc., 7.250%, 12/15/23 (e)	10,712
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,248
8,041	4.500%, 04/01/21	7,941
5,725	4.750%, 06/01/20	5,782
11,514	5.000%, 03/01/19	11,082
8,164	5.500%, 03/01/19	7,919
19,145	6.000%, 10/01/20	20,342
6,204	6.250%, 11/01/18	6,545
6,208	6.750%, 02/01/20	6,138
13,840	6.750%, 06/15/23	12,941
13,807	8.000%, 08/01/20	14,014
22,973	8.125%, 04/01/22	22,901
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,244
3,252	4.750%, 08/01/22 (e)	3,313

		595,832

	Health Care Technology — 0.3%
	Emdeon, Inc.,
9,635	6.000%, 02/15/21 (e)	9,189
6,853	11.000%, 12/31/19	7,196
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,775

		26,160

	Life Sciences Tools & Services — 0.1%
8,195	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	8,215

	Pharmaceuticals — 2.4%
8,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	8,533
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
28,157	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	24,215
6,828	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,521
5,000	Endo Finance LLC / Endo Finco, Inc., 5.875%, 01/15/23 (e)	4,725
2,959	Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22 (e)	2,981

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
19,105	6.000%, 07/15/23 (e)	18,389
8,650	6.000%, 02/01/25 (e)	8,217
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	22,218
6,175	5.500%, 03/01/23 (e)	5,295
6,075	5.625%, 12/01/21 (e)	5,301
44,515	5.875%, 05/15/23 (e)	38,506
30,185	6.125%, 04/15/25 (e)	26,110
22,653	6.375%, 10/15/20 (e)	20,756
19,415	6.750%, 08/15/18 (e)	18,930
3,870	6.750%, 08/15/21 (e)	3,502
16,270	7.000%, 10/01/20 (e)	15,131
6,375	7.250%, 07/15/22 (e)	5,769
11,237	7.500%, 07/15/21 (e)	10,620

		245,720

	Total Health Care	1,033,164

	Industrials — 9.7%
	Aerospace & Defense — 0.6%
3,884	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	4,044
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	5,590
9,550	5.500%, 09/15/18 (e)	9,025
8,400	KLX, Inc., 5.875%, 12/01/22	8,122
	Orbital ATK, Inc.,
2,700	5.250%, 10/01/21	2,741
6,580	5.500%, 10/01/23 (e)	6,777
	TransDigm, Inc.,
6,390	5.500%, 10/15/20	6,311
10,688	6.000%, 07/15/22	10,501
14,000	6.500%, 07/15/24	13,790

		66,901

	Airlines — 0.6%
7,925	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	8,242
6,856	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	7,576
2,212	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,428
6,397	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	6,621
3,910	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,380
249	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	265
10,164	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	10,926
11,440	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	12,770
6,971	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	7,023
2,317	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,473
1,175	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,246

		63,950

	Building Products — 0.9%
6,340	Building Materials Corp of America, 6.000%, 10/15/25 (e)	6,538
13,510	Building Materials Corp. of America, 5.375%, 11/15/24 (e)	13,612
	Masco Corp.,
16,683	4.450%, 04/01/25	16,349
1,075	7.125%, 03/15/20	1,246
10,025	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	10,476
9,674	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	10,206
	Summit Materials LLC/Summit Materials Finance Corp.,
9,644	6.125%, 07/15/23 (e)	9,620
15,540	6.125%, 07/15/23	15,501
9,850	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	9,308

		92,856

	Commercial Services & Supplies — 2.3%
	ADT Corp. (The),
47,460	4.125%, 06/15/23	44,413
30,645	6.250%, 10/15/21	32,024
25,575	Casella Waste Systems, Inc., 7.750%, 02/15/19	25,703
	Covanta Holding Corp.,
7,630	5.875%, 03/01/24	7,468
3,890	7.250%, 12/01/20	4,053
8,234	Deluxe Corp., 6.000%, 11/15/20	8,646
20,200	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	17,978
	Harland Clarke Holdings Corp.,
6,275	9.250%, 03/01/21 (e)	5,083
980	9.750%, 08/01/18 (e)	963

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
32,554	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	30,763
32,786	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	30,819
13,300	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	12,768
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,122
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	6,180
	Quebecor World Capital Corp., (Canada),
6,815	0.000%, 08/01/27 (d)	9
8,325	6.125%, 01/15/16 (d)	10
865	Quebecor World Capital ULC, (Canada), 6.125%, 01/15/16 (d)	1
2,670	R.R. Donnelley & Sons Co., 7.875%, 03/15/21	2,777
8,000	West Corp., 5.375%, 07/15/22 (e)	7,260

		240,040

	Construction & Engineering — 0.8%
	AECOM,
14,635	5.750%, 10/15/22	15,102
29,450	5.875%, 10/15/24	29,818
27,077	MasTec, Inc., 4.875%, 03/15/23	22,880
12,000	Tutor Perini Corp., 7.625%, 11/01/18	12,195

		79,995

	Electrical Equipment — 0.4%
12,775	EnerSys, 5.000%, 04/30/23 (e)	12,743
4,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	4,714
	Sensata Technologies B.V., (Netherlands),
8,555	4.875%, 10/15/23 (e)	8,298
5,020	5.000%, 10/01/25 (e)	4,744
2,831	5.625%, 11/01/24 (e)	2,874
7,195	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	5,684

		39,057

	Machinery — 0.8%
10,479	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	10,689
22,032	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	19,994
	Bluewater Holding B.V., (Netherlands),
9,100	10.000%, 12/10/19 (e)	5,414
22,400	Reg. S, 10.000%, 12/10/19 (e)	13,328
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,652
8,485	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	6,936
15,760	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,681
5,796	Oshkosh Corp., 5.375%, 03/01/25	5,767

		87,461

	Marine — 0.4%
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
20,210	7.375%, 01/15/22 (e)	15,158
2,080	8.125%, 02/15/19	1,404
14,507	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	11,606
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	4,889
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	14,154

		47,211

	Professional Services — 0.1%
5,724	CEB, Inc., 5.625%, 06/15/23 (e)	5,767
1,850	IHS, Inc., 5.000%, 11/01/22	1,882

		7,649

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
10,700	5.625%, 10/01/24 (e)	10,887
9,410	6.500%, 07/15/22 (e)	9,834
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
7,708	5.125%, 06/01/22 (e)	7,573
3,169	5.250%, 03/15/25 (e)	3,050
19,547	Hertz Corp. (The), 7.375%, 01/15/21	20,339

		51,683

	Trading Companies & Distributors — 2.3%
12,505	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	10,504
	Aircastle Ltd., (Bermuda),
1,605	5.125%, 03/15/21	1,671
3,405	5.500%, 02/15/22	3,567
2,882	6.250%, 12/01/19	3,113
10,719	7.625%, 04/15/20	12,166
9,973	Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (e)	10,397
19,804	H&E Equipment Services, Inc., 7.000%, 09/01/22	19,853
	HD Supply, Inc.,
5,915	5.250%, 12/15/21 (e)	6,144
28,550	7.500%, 07/15/20	30,120

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,076
4,965	5.875%, 04/01/19	5,275
24,055	6.250%, 05/15/19	25,863
24,982	8.250%, 12/15/20	29,791
6,650	8.625%, 01/15/22	8,130
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	7,801
10,460	5.500%, 07/15/25	10,460
18,670	5.750%, 11/15/24	18,868
8,488	6.125%, 06/15/23	8,849
5,200	7.625%, 04/15/22	5,590
11,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	10,629

		234,867

	Total Industrials	1,011,670

	Information Technology — 5.0%
	Communications Equipment — 0.8%
	Alcatel-Lucent USA, Inc.,
10,147	6.450%, 03/15/29	10,401
3,531	6.750%, 11/15/20 (e)	3,736
	Avaya, Inc.,
16,439	7.000%, 04/01/19 (e)	12,946
19,618	10.500%, 03/01/21 (e)	6,474
7,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,475
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,532
8,480	5.000%, 06/15/21 (e)	8,205
9,667	5.500%, 06/15/24 (e)	9,280
18,825	Goodman Networks, Inc., 12.125%, 07/01/18	5,459
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,965
5,600	6.625%, 05/15/39	5,817
9,575	Plantronics, Inc., 5.500%, 05/31/23 (e)	9,742

		89,032

	Electronic Equipment, Instruments & Components — 0.4%
9,780	Anixter, Inc., 5.500%, 03/01/23 (e)	9,927
	Belden, Inc.,
6,149	5.250%, 07/15/24 (e)	5,734
597	5.500%, 09/01/22 (e)	582
	CDW LLC/CDW Finance Corp.,
7,816	5.000%, 09/01/23	7,855
4,781	5.500%, 12/01/24	4,805
1,510	6.000%, 08/15/22	1,593
9,310	Zebra Technologies Corp., 7.250%, 10/15/22	9,962

		40,458

	Internet Software & Services — 0.2%
6,705	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	6,839
	VeriSign, Inc.,
6,008	4.625%, 05/01/23	5,933
4,933	5.250%, 04/01/25	5,025

		17,797

	IT Services — 1.3%
8,450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	8,366
	First Data Corp.,
11,175	5.000%, 01/15/24 (e)	11,175
14,260	5.375%, 08/15/23 (e)	14,537
21,830	5.750%, 01/15/24 (e)	21,830
7,460	6.750%, 11/01/20 (e)	7,842
48,830	7.000%, 12/01/23 (e)	49,257
16,802	8.250%, 01/15/21 (e)	17,558
3,418	8.750%, 01/15/22 (e)	3,593
2,739	SunGard Data Systems, Inc., 7.625%, 11/15/20	2,843

		137,001

	Semiconductors & Semiconductor Equipment — 1.4%
	Advanced Micro Devices, Inc.,
11,723	6.750%, 03/01/19	8,704
20,232	7.000%, 07/01/24	13,568
770	7.500%, 08/15/22	524
9,140	7.750%, 08/01/20	6,284
1,180	Amkor Technology, Inc., 6.625%, 06/01/21	1,165
3,004	Entegris, Inc., 6.000%, 04/01/22 (e)	3,059
	Freescale Semiconductor, Inc.,
3,654	5.000%, 05/15/21 (e)	3,777
8,340	6.000%, 01/15/22 (e)	8,899
	Micron Technology, Inc.,
11,277	5.250%, 08/01/23 (e)	10,600
3,106	5.250%, 01/15/24 (e)	2,889
9,610	5.500%, 02/01/25	8,913
5,558	5.625%, 01/15/26 (e)	5,107
8,738	5.875%, 02/15/22	8,788
	NXP B.V./NXP Funding LLC, (Netherlands),
14,909	4.125%, 06/15/20 (e)	14,853

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
17,426	4.625%, 06/15/22 (e)	17,208
3,230	5.750%, 02/15/21 (e)	3,375
3,663	5.750%, 03/15/23 (e)	3,787
12,206	Qorvo, Inc., 6.750%, 12/01/23 (e)	12,480
8,867	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	9,144

		143,124

	Software — 0.9%
2,900	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	3,168
	Audatex North America, Inc.,
17,457	6.000%, 06/15/21 (e)	17,610
7,111	6.125%, 11/01/23 (e)	7,164
	Infor U.S., Inc.,
10,095	5.750%, 08/15/20 (e)	10,120
9,315	6.500%, 05/15/22 (e)	8,267
12,631	Informatica LLC, 7.125%, 07/15/23 (e)	12,126
15,227	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	15,456
9,225	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	9,156
6,666	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	6,916

		89,983

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	NCR Corp.,
3,142	5.000%, 07/15/22	3,044
1,176	5.875%, 12/15/21	1,155
2,730	6.375%, 12/15/23	2,723

		6,922

	Total Information Technology	524,317

	Materials — 9.6%
	Chemicals — 2.4%
12,040	Ashland, Inc., 4.750%, 08/15/22	11,980
11,144	Axiall Corp., 4.875%, 05/15/23	10,364
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	12,453
	Blue Cube Spinco, Inc.,
23,096	9.750%, 10/15/23 (e)	25,175
30,848	10.000%, 10/15/25 (e)	34,087
5,000	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	4,962
	Chemours Co. (The),
5,210	6.625%, 05/15/23 (e)	3,920
4,223	7.000%, 05/15/25 (e)	3,157
5,866	Eagle Spinco, Inc., 4.625%, 02/15/21	5,595
	Hexion, Inc.,
31,026	6.625%, 04/15/20	22,494
6,016	10.000%, 04/15/20	4,828
	INEOS Group Holdings S.A., (Luxembourg),
2,791	5.875%, 02/15/19 (e)	2,777
2,617	6.125%, 08/15/18 (e)	2,637
4,250	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	4,825
	Momentive Performance Materials, Inc.,
10,610	3.880%, 10/24/21	6,790
10,610	8.875%, 10/15/20 (d)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,189
5,135	5.250%, 08/01/23 (e)	5,135
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,080
19,219	PolyOne Corp., 5.250%, 03/15/23	19,027
	Rain CII Carbon LLC/CII Carbon Corp.,
10,170	8.000%, 12/01/18 (e)	8,289
7,856	8.250%, 01/15/21 (e)	6,049
12,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	12,450
	Tronox Finance LLC,
2,635	6.375%, 08/15/20	1,759
18,477	7.500%, 03/15/22 (e)	12,287
	W.R. Grace & Co.-Conn,
9,162	5.125%, 10/01/21 (e)	9,231
2,300	5.625%, 10/01/24 (e)	2,340

		243,880

	Construction Materials — 1.7%
28,654	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	30,588
25,230	Cemex Finance LLC, 9.375%, 10/12/22 (e)	26,927
	Cemex S.A.B. de C.V., (Mexico),
27,660	5.700%, 01/11/25 (e)	24,410
30,250	6.125%, 05/05/25 (e)	27,642
9,800	6.500%, 12/10/19 (e)	9,849
10,513	7.250%, 01/15/21 (e)	10,592
6,750	Headwaters, Inc., 7.250%, 01/15/19	6,953
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,400
	Vulcan Materials Co.,
15,595	4.500%, 04/01/25	15,556
13,685	7.500%, 06/15/21	16,020

		175,937

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — 1.5%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	468
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
2,971	6.250%, 01/31/19 (e)	2,963
1,694	7.000%, 11/15/20 (e)	1,688
4,119	9.125%, 10/15/20 (e)	4,320
	Ball Corp.,
8,000	4.000%, 11/15/23	7,640
12,710	5.250%, 07/01/25	12,805
8,685	Berry Plastics Corp., 5.125%, 07/15/23	8,446
	Cascades, Inc., (Canada),
8,455	5.500%, 07/15/22 (e)	8,180
7,225	5.750%, 07/15/23 (e)	6,900
3,508	Constar International, Inc., 11.000%, 12/31/17 (d)	583
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,557
4,725	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,831
	Owens-Brockway Glass Container, Inc.,
4,890	5.000%, 01/15/22 (e)	4,847
5,908	5.375%, 01/15/25 (e)	5,797
5,000	5.875%, 08/15/23 (e)	5,200
1,802	6.375%, 08/15/25 (e)	1,877
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
27,900	5.750%, 10/15/20	28,598
12,600	6.875%, 02/15/21	13,041
1,614	7.125%, 04/15/19	1,640
6,800	8.250%, 02/15/21	6,817
3,905	9.875%, 08/15/19	4,051
	Sealed Air Corp.,
11,745	5.125%, 12/01/24 (e)	12,009
3,594	5.250%, 04/01/23 (e)	3,720
6,000	6.500%, 12/01/20 (e)	6,660

		158,638

	Metals & Mining — 3.7%
11,290	AK Steel Corp., 8.750%, 12/01/18	9,596
	Alcoa, Inc.,
22,585	5.125%, 10/01/24	21,371
5,011	5.400%, 04/15/21	5,042
10,908	5.870%, 02/23/22	11,085
10,781	5.900%, 02/01/27	10,512
5,000	5.950%, 02/01/37	4,412
15,659	6.750%, 01/15/28	16,129
	Aleris International, Inc.,
6,147	7.625%, 02/15/18	5,287
4,768	7.875%, 11/01/20	3,969
14,735	Allegheny Technologies, Inc., 7.625%, 08/15/23	11,825
	ArcelorMittal, (Luxembourg),
5,170	6.125%, 06/01/25	4,072
14,005	6.500%, 03/01/21	12,219
69,210	7.250%, 02/25/22	61,035
5,660	8.000%, 10/15/39	4,274
10,300	10.850%, 06/01/19	10,918
4,955	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	4,844
21,892	Coeur Mining, Inc., 7.875%, 02/01/21	12,506
	Commercial Metals Co.,
12,325	4.875%, 05/15/23	10,815
6,486	7.350%, 08/15/18	6,875
3,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	2,537
	First Quantum Minerals Ltd., (Canada),
7,276	6.750%, 02/15/20 (e)	4,711
10,861	7.000%, 02/15/21 (e)	6,904
2,366	7.250%, 05/15/22 (e)	1,467
23,446	Hecla Mining Co., 6.875%, 05/01/21	18,464
10,442	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	8,223
3,850	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	3,243
	Lundin Mining Corp., (Canada),
12,080	7.500%, 11/01/20 (e)	11,763
10,130	7.875%, 11/01/22 (e)	9,649
	New Gold, Inc., (Canada),
15,777	6.250%, 11/15/22 (e)	13,430
6,261	7.000%, 04/15/20 (e)	5,823
25,865	Novelis, Inc., (Canada), 8.750%, 12/15/20	25,154
5,490	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,227
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	7,466
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	5,689
5,800	5.250%, 04/15/23	5,568
9,095	5.500%, 10/01/24	8,686

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
10,392	6.375%, 08/15/22	10,522
5,370	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	2,913

		383,225

	Paper & Forest Products — 0.3%
	Clearwater Paper Corp.,
7,305	4.500%, 02/01/23	6,976
4,819	5.375%, 02/01/25 (e)	4,723
15,735	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	13,768
2,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	2,774
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	5,550
2,350	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	2,473

		36,264

	Total Materials	997,944

	Telecommunication Services — 9.8%
	Diversified Telecommunication Services — 6.1%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,515
15,117	6.625%, 02/15/23 (e)	14,994
3,939	7.875%, 12/15/19 (e)	4,092
5,814	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	5,320
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,235	5.125%, 02/15/23	1,228
4,122	5.125%, 05/01/23 (e)	4,081
19,199	6.625%, 01/31/22	20,265
12,449	CenturyLink, Inc., 5.625%, 04/01/25	10,706
24,741	Cincinnati Bell, Inc., 8.375%, 10/15/20	25,545
13,915	Consolidated Communications, Inc., 6.500%, 10/01/22	11,862
55,199	Embarq Corp., 7.995%, 06/01/36	58,003
	Frontier Communications Corp.,
2,085	6.250%, 09/15/21	1,785
2,985	7.125%, 03/15/19	2,955
26,730	8.500%, 04/15/20	26,763
964	8.750%, 04/15/22	882
4,033	8.875%, 09/15/20 (e)	4,043
35,598	9.250%, 07/01/21	34,797
15,931	10.500%, 09/15/22 (e)	15,792
33,922	11.000%, 09/15/25 (e)	33,244
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,030	5.500%, 08/01/23	1,512
34,963	6.625%, 12/15/22	21,153
27,875	7.250%, 04/01/19	24,338
30,155	7.250%, 10/15/20	25,180
12,518	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	4,882
16,467	Level 3 Communications, Inc., 5.750%, 12/01/22	16,632
	Level 3 Financing, Inc.,
6,378	5.125%, 05/01/23 (e)	6,330
8,750	5.375%, 01/15/24 (e)	8,761
13,627	5.375%, 05/01/25 (e)	13,542
4,460	5.625%, 02/01/23	4,493
7,676	6.125%, 01/15/21	8,045
9,908	7.000%, 06/01/20	10,465
7,517	8.625%, 07/15/20	7,902
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	6,728
20,177	7.750%, 02/15/31	18,613
5,975	Qwest Corp., 7.250%, 09/15/25	6,385
	Sprint Capital Corp.,
11,430	6.875%, 11/15/28	8,229
9,285	6.900%, 05/01/19	8,264
28,461	8.750%, 03/15/32	22,235
	Virgin Media Finance plc, (United Kingdom),
6,200	5.250%, 02/15/22	5,766
3,009	5.750%, 01/15/25 (e)	2,926
7,097	6.375%, 04/15/23 (e)	7,257
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	2,940
3,233	5.375%, 04/15/21 (e)	3,330
	Wind Acquisition Finance S.A., (Luxembourg),
8,802	4.750%, 07/15/20 (e)	8,780
10,025	7.375%, 04/23/21 (e)	9,674
	Windstream Services LLC,
8,576	6.375%, 08/01/23	6,368
16,558	7.500%, 06/01/22	12,750
24,772	7.500%, 04/01/23	18,888
20,055	7.750%, 10/01/21	15,994
	Zayo Group LLC/Zayo Capital, Inc.,
19,765	6.000%, 04/01/23 (e)	19,024
5,575	10.125%, 07/01/20	6,049

		630,307

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 3.7%
14,205	SBA Communications Corp., 4.875%, 07/15/22	14,116
2,984	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,115
22,769	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	22,712
	Sprint Communications, Inc.,
10,977	6.000%, 12/01/16	10,949
21,242	7.000%, 03/01/20 (e)	21,680
36,790	7.000%, 08/15/20	30,536
41,426	9.000%, 11/15/18 (e)	44,740
4,323	9.125%, 03/01/17	4,388
5,758	11.500%, 11/15/21	5,499
	Sprint Corp.,
30,534	7.125%, 06/15/24	23,359
8,929	7.250%, 09/15/21	7,232
20,734	7.625%, 02/15/25	16,289
23,004	7.875%, 09/15/23	18,518
	T-Mobile USA, Inc.,
4,836	5.250%, 09/01/18	4,927
7,620	6.000%, 03/01/23	7,658
14,660	6.125%, 01/15/22	14,961
12,564	6.250%, 04/01/21	12,878
16,845	6.375%, 03/01/25	16,761
4,862	6.500%, 01/15/24	4,898
11,207	6.500%, 01/15/26	11,193
13,604	6.625%, 11/15/20	14,012
13,487	6.625%, 04/01/23	13,833
18,458	6.633%, 04/28/21	19,081
28,587	6.731%, 04/28/22	29,445
9,090	6.836%, 04/28/23	9,340

		382,120

	Total Telecommunication Services	1,012,427

	Utilities — 3.8%
	Electric Utilities — 0.1%
15,918	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	11,700
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 4.329%, 10/01/20	5,343

		17,043

	Gas Utilities — 1.1%
1,495	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,514
14,424	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	12,906
5,808	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	5,445
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385	5.625%, 07/15/22	4,523
7,384	5.625%, 11/15/23 (e)	6,092
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	27,820
30,640	5.625%, 03/01/25 (e)	28,112
11,000	5.625%, 02/01/21	10,642
9,090	5.750%, 05/15/24	8,386
6,820	6.250%, 03/15/22	6,590

		112,030

	Independent Power & Renewable Electricity Producers — 2.5%
	AES Corp.,
5,190	4.875%, 05/15/23	4,678
23,479	5.500%, 03/15/24	21,394
10,165	5.500%, 04/15/25	9,123
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,173
10,700	5.500%, 02/01/24	9,938
9,821	5.750%, 01/15/25	9,195
26,374	5.875%, 01/15/24 (e)	27,231
7,500	6.000%, 01/15/22 (e)	7,781
	Dynegy, Inc.,
29,544	5.875%, 06/01/23	26,553
2,448	6.750%, 11/01/19	2,391
14,380	7.375%, 11/01/22	13,861
7,750	7.625%, 11/01/24	7,363
30,000	GenOn Energy, Inc., 9.875%, 10/15/20	25,350
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	12,869
20,000	6.625%, 03/15/23	18,400
16,000	7.875%, 05/15/21	15,960
	Talen Energy Supply LLC,
7,603	4.625%, 07/15/19 (e)	6,862
10,579	6.500%, 06/01/25 (e)	9,098
	TerraForm Power Operating LLC,
15,357	5.875%, 02/01/23 (e)	11,441
12,640	6.125%, 06/15/25 (e)	8,974

		257,635

	Multi-Utilities — 0.1%
8,760	NRG Yield Operating LLC, 5.375%, 08/15/24	7,967

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Total Utilities	394,675

	Total Corporate Bonds (Cost $9,582,864)	9,000,864

Preferred Securities — 1.9% (x)
	Financials — 1.9%
	Banks — 1.8%
18,248	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	18,350
9,180	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	9,822
10,043	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	10,319
	Citigroup, Inc.,
9,016	VAR, 5.950%, 01/30/23	8,869
15,310	Series O, VAR, 5.875%, 03/27/20	15,118
7,340	Series P, VAR, 5.950%, 05/15/25	7,037
24,345	Series Q, VAR, 5.950%, 08/15/20	24,141
12,720	Series R, VAR, 6.125%, 11/15/20	12,919
11,709	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	11,553
7,503	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	7,507
	Royal Bank of Scotland Group plc, (United Kingdom),
18,882	VAR, 7.500%, 08/10/20	19,669
6,561	VAR, 8.000%, 08/10/25	6,922
33,785	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	34,418

		186,644

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
5,000	Series L, VAR, 5.700%, 05/10/19	5,000
9,854	Series M, VAR, 5.375%, 05/10/20	9,842

		14,842

	Total Preferred Securities (Cost $199,845)	201,486

SHARES
Common Stocks — 0.2%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	1,249

	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a)	120

	Total Consumer Discretionary	1,369

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a)	26
106	Somerset Cayuga Holding Co., Inc. (a)	2,672

	Total Financials	2,698

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a)	—

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,491	NII Holdings, Inc. (a)	10,301

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
200	Dynegy, Inc. (a)	3,224

	Total Common Stocks (Cost $31,838)	17,592

Preferred Stocks — 0.8%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750% (PIK), 12/30/15 ($– par value) @ (v)	948

	Financials — 0.7%
	Consumer Finance — 0.3%
14	Ally Financial, Inc., Series G, 7.000%, 12/14/15 ($– par value) @	14,046
646	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	16,473

		30,519

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,830
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @	26,975

		36,805

	Total Financials	67,324

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	13,091

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A ($– par value)	—

	Total Preferred Stocks (Cost $78,562)	81,363

PRINCIPAL AMOUNT($)
Loan Assignments — 6.2%
	Consumer Discretionary — 2.5%
	Automobiles — 0.2%
8,646	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	8,622
13,582	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	13,480

		22,102

	Hotels, Restaurants & Leisure — 0.2%
9,535	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22 ^	9,493
5,956	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	5,511
6,148	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	6,140

		21,144

	Leisure Products — 0.3%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	13,946
6,945	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	6,756
8,407	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	6,726

		27,428

	Media — 1.2%
27,555	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	27,457
3,000	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20 ^	2,945
54,485	iHeartCommunications, Inc., Term Loan D, VAR, 6.981%, 01/30/19	39,305
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.731%, 07/30/19	14,515
5,500	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	5,459
6,000	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20 ^	5,963
11,584	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	11,384
19,161	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	18,849

		125,877

	Multiline Retail — 0.3%
30,242	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	29,939

	Specialty Retail — 0.3%
14,775	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	9,271
4,444	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	4,360
9,308	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,247
8,333	Staples, Inc., Term Loan, VAR, 04/21/21 ^	8,219

		31,097

	Total Consumer Discretionary	257,587

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
13,807	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21 ^	13,683

	Food Products — 0.2%
3,835	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,812
3,666	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	3,604
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,753
2,940	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,907
4,129	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	4,124

		17,200

	Total Consumer Staples	30,883

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
3,325	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,497

	Oil, Gas & Consumable Fuels — 0.2%
2,745	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,731
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	2,695

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
6,771	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	6,352
2,274	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	2,254
6,414	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	3,760
8,733	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 10.750%, 12/31/18 (d)	742
4,136	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	3,547

		22,081

	Total Energy	23,578

	Financials — 0.3%
	Consumer Finance — 0.1%
14,707	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,812

	Diversified Financial Services — 0.2%
14,898	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	13,981

	Total Financials	27,793

	Health Care — 0.2%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,734

	Pharmaceuticals — 0.1%
12,700	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	12,091

	Total Health Care	17,825

	Industrials — 0.5%
	Building Products — 0.1%
12,722	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	12,340

	Industrial Conglomerates — 0.0% (g)
2,159	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,619

	Machinery — 0.1%
1,985	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	1,817
5,800	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22 ^	5,747

		7,564

	Marine — 0.2%
9,560	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	9,130
2,609	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,480
4,082	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20	4,029
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	4,281

		18,920

	Road & Rail — 0.1%
7,521	Quality Distribution, Inc., 2nd Lien Term Loan, VAR, 9.500%, 08/18/23	7,145

	Trading Companies & Distributors — 0.0% (g)
3,597	McJunkin Red Man Corp., Term Loan, VAR, 4.821%, 11/08/19	3,467

	Total Industrials	51,055

	Information Technology — 0.8%
	Communications Equipment — 0.2%
18,663	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	14,120
7,112	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22 ^	7,090

		21,210

	Electronic Equipment, Instruments & Components — 0.1%
9,644	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	9,587

	Internet Software & Services — 0.0% (g)
1,066	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.250%, 05/13/21	1,061

	IT Services — 0.2%
	First Data Corp., Term Loan,
21,610	VAR, 3.711%, 03/23/18	21,367
4,436	VAR, 3.711%, 09/24/18	4,389

		25,756

	Semiconductors & Semiconductor Equipment — 0.3%
22,600	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 11/10/22 ^	22,357
5,066	NXP B.V./NXP Semiconductor LLC, Term Loan, (Netherlands), VAR, 12/31/00 ^	5,034

		27,391

	Total Information Technology	85,005

	Materials — 0.4%
	Construction Materials — 0.0% (g)
1,797	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	1,795

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Containers & Packaging — 0.2%
4,000	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19 ^	3,964
8,825	Berry Plastics Corp., Term Loan, VAR, 4.000%, 10/03/22 ^	8,760
5,000	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	4,904

		17,628

	Metals & Mining — 0.2%
2,085	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	1,808
10,274	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	9,966
11,527	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, VAR, 4.250%, 06/30/19	9,408

		21,182

	Total Materials	40,605

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
10,591	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,591
20,158	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20 ^	19,881
16,655	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	16,424

		46,896

	Wireless Telecommunication Services — 0.0% (g)
2,551	Syniverse Holdings, Inc., Initial Term Loan, VAR, 3.322%, 04/23/19	1,982
3,491	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	2,699

		4,681

	Total Telecommunication Services	51,577

	Utilities — 0.5%
	Electric Utilities — 0.4%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	28,210
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 06/30/16 (d)	22,790

		51,000

	Independent Power & Renewable Electricity Producers — 0.1%
5,400	Calpine Corp., Term Loan, VAR, 01/15/23 ^	5,346

	Total Utilities	56,346

	Total Loan Assignments (Cost $775,476)	642,254

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Consumer Discretionary	—

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
23	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	1

	Total Warrants (Cost $2)	1

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
311,651	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $311,651)	311,651

	Total Investments — 99.1% (Cost $10,997,714)	10,275,662
	Other Assets in Excess of Liabilities — 0.9%	89,408

	NET ASSETS — 100.0%	$10,365,070

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	160,025
Aggregate gross unrealized depreciation	(882,077)

Net unrealized appreciation/depreciation	(722,052)

Federal income tax cost of investments	10,997,714

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,369		$1,369
Financials	—	—	2,698		2,698
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	10,301	—	—		10,301
Utilities	3,224	—	—		3,224

Total Common Stocks	13,525	—	4,067		17,592

Preferred Stocks
Consumer Discretionary	948	—	—		948
Financials	40,349	26,975	—		67,324
Industrials	13,091	—	—		13,091
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	54,388	26,975	—	(a)	81,363

Debt Securities
Asset-Backed Securities	—	—	3,229		3,229
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	7,368	9,854		17,222

Total Convertible Bonds	—	7,368	9,854		17,222

Corporate Bonds
Consumer Discretionary	—	1,817,611	2,678		1,820,289
Consumer Staples	—	538,490	—		538,490
Energy	—	992,104	—		992,104
Financials	—	667,358	8,426		675,784
Health Care	—	1,033,163	1		1,033,164
Industrials	—	997,496	14,174		1,011,670
Information Technology	—	524,317	—		524,317
Materials	—	997,361	583		997,944
Telecommunication Services	—	1,012,427	—		1,012,427
Utilities	—	394,675	—		394,675

Total Corporate Bonds	—	8,975,002	25,862		9,000,864

Preferred Securities
Financials	—	201,486	—		201,486
Loan Assignments
Consumer Discretionary	—	257,587	—		257,587
Consumer Staples	—	30,883	—		30,883
Energy	—	23,578	—		23,578
Financials	—	27,793	—		27,793
Health Care	—	17,825	—		17,825
Industrials	—	51,055	—		51,055
Information Technology	—	85,005	—		85,005
Materials	—	30,639	9,966		40,605
Telecommunication Services	—	51,577	—		51,577
Utilities	$—	$56,346	$—		$56,346

Total Loan Assignments	—	632,288	9,966		642,254

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	1		1

Total Warrants	—	—	1		1

Short-Term Investment
Investment Company	311,651	—	—		311,651

Total Investments in Securities	$379,564	$9,843,119	$52,979		$10,275,662

(a)	Value is zero.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers between Levels 1 and 2 for the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan High Yield Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$5,743		$—	$397	$18	$—	$(2,929)	$—	$—	$3,229
Common Stocks - Consumer Discretionary	1,336		—	33	—	—	—	—	—	1,369
Common Stocks - Financials	2,883		—	(185)	—	—	—	—	—	2,698
Common Stocks - Industrials	116		—	180	—	—	(296)	—	—	—
Common Stocks - Materials	—	(a)	—	— (a)	—	—	—	—	—	—	(b)
Convertible Bonds - Consumer Discretionary	—	(a)	—	— (a)	—	—	—	—	—	—	(b)
Convertible Bonds - Utilities	11,989		—	(2,587)	—	452	—	—	—	9,854
Corporate Bonds - Consumer Discretionary	3,368		—	(575)	—	13	(138)	10	—	2,678
Corporate Bonds - Financials	9,109		—	(15)	13	—	(681)	—	—	8,426
Corporate Bonds - Health Care	1		—	—	—	—	—	—	—	1
Corporate Bonds - Industrials	76,751		—	(10,890)	14	2,404	—	22,608	(76,713)	14,174
Corporate Bonds - Materials	7,656		(132)	(26)	21	—	(6,936)	—	—	583
Corporate Bonds - Utilities	16		(240)	228	—	—	(4)	—	—	—
Loan Assignments - Materials	—		—	(114)	11	10,094	(25)	—	—	9,966
Preferred Stocks - Consumer Discretionary	994		—	(1)	—	—	—	—	(993)	—
Preferred Stocks - Materials	—	(a)	—	— (a)	—	—	—	—	—	—	(b)
Warrants - Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants - Energy	—		—	1	—	—	—	—	—	1
Warrants - Industrials		(b)	—	—	—	—	—	—	—	—

Total	$119,962		$(372)	$(13,554)	$77	$12,963	$(11,009)	$22,618	$(77,706)	$52,979

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (13,916,000).

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$2,672		Market Comparable Companies	Discount for lack of marketability (a)	10.00% - 100.00% (10.00%)

Preferred Stock	—	(c)	Market Comparable Companies	Discount for lack of marketability (a)	100.00% (100.00%)
	13,109		Market Comparable Companies	EBITDA Multiple (b)	6.00x (6.00x)
				Discount for lack of marketability (a)	10.00% (10.00%)
				Probability of Default	99.99% (99.99%)

Corporate Bond	13,109
	3,229		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Constant Prepayment Rate	2.00% (2.00%)
				Constant Default Rate	5.00% (5.00%)
				Yield (Discount Rate of Cash Flows)	7.54% (7.54%)

Asset-Backed Securities	3,229
Warrants	1		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$19,011

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $33,968,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 21.1%
1,665	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,617
	Ally Auto Receivables Trust,
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,945
1,831	Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,829
56	American Credit Acceptance Receivables Trust, Series 2014-2, Class A, 0.990%, 10/10/17 (e)	56
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,567
439	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.496%, 08/25/33	422
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.801%, 07/25/32	84
737	Series 2002-BC6, Class M1, VAR, 1.346%, 08/25/32	680
2,778	Series 2002-BC9, Class M1, VAR, 1.871%, 12/25/32	2,540
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
33	Series 1997-2, Class M1A, VAR, 0.776%, 06/25/27	33
605	Series 1998-1, Class M1A, VAR, 0.842%, 01/25/28	581
742	Series 1998-3, Class M1A, VAR, 0.851%, 09/25/28	693
3,675	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,611
369	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.822%, 12/15/33	362
302	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	301
2,321	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	2,316
	B2R Mortgage Trust,
1,151	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,133
2,528	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,530
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	6,982
3,855	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,864
2,666	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.466%, 01/25/35	2,403
1,116	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.121%, 12/25/33	1,044
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,127
380	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.321%, 05/25/37	369
	California Republic Auto Receivables Trust,
1,190	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	1,192
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,650
5,000	Series 2015-3, Class A3, 1.620%, 11/15/19	4,990
3,460	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	3,458
	Capital Auto Receivables Asset Trust,
2,573	Series 2014-2, Class A2, 0.910%, 04/20/17	2,572
3,276	Series 2015-1, Class A2, 1.420%, 06/20/18	3,274
301	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	301
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	3,467
	CarMax Auto Owner Trust,
3,512	Series 2015-2, Class A3, 1.370%, 03/16/20	3,497
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	4,982
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.071%, 01/25/32	272
3,634	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	3,635
701	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	703
	Countrywide Asset-Backed Certificates,
88	Series 2002-1, Class A, VAR, 0.781%, 08/25/32	74
137	Series 2002-BC1, Class A, VAR, 0.881%, 04/25/32	91
113	Series 2003-BC2, Class 2A1, VAR, 0.821%, 06/25/33	97

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,009	Series 2003-BC5, Class M1, VAR, 1.271%, 09/25/33	898
414	Series 2004-2, Class M4, VAR, 1.721%, 03/25/34	350
176	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	176
381	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.417%, 04/15/30	366
	CPS Auto Receivables Trust,
740	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	739
574	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	573
2,584	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,568
2,438	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,424
	CWHEQ Revolving Home Equity Loan Trust,
441	Series 2005-E, Class 2A, VAR, 0.417%, 11/15/35	375
2,050	Series 2005-M, Class A1, VAR, 0.437%, 02/15/36	1,728
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.627%, 07/15/21	10,262
2,546	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300%, 06/15/18 (e)	2,543
1,553	DT Auto Owner Trust, Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	1,550
	Exeter Automobile Receivables Trust,
530	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	530
310	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	309
2,527	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,517
4,743	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	4,730
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.271%, 04/25/32	80
859	Series 2002-FF4, Class M1, VAR, 1.796%, 02/25/33	469
352	Series 2003-FFH1, Class M2, VAR, 2.846%, 09/25/33	279
703	Series 2004-FF8, Class M4, VAR, 1.827%, 10/25/34	296
	First Investors Auto Owner Trust,
2,318	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	2,310
2,886	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,887
955	First NLC Trust, Series 2005-2, Class M1, VAR, 0.701%, 09/25/35	936
2,305	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,269
876	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	876
	Ford Credit Auto Owner Trust,
3,558	Series 2014-B, Class A3, 0.900%, 10/15/18	3,555
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,622
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.711%, 07/25/35	3,153
1,803	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,780
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,224
170	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.377%, 09/15/30	147
	Harley-Davidson Motorcycle Trust,
743	Series 2013-1, Class A3, 0.650%, 07/16/18	742
3,582	Series 2015-2, Class A3, 1.300%, 03/16/20	3,572
	Honda Auto Receivables Owner Trust,
39	Series 2014-1, Class A2, 0.410%, 09/21/16	39
1,933	Series 2015-1, Class A2, 0.700%, 06/15/17	1,933
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,449
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.197%, 06/17/31 (e)	4,902
148	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.861%, 12/25/24	133
5,500	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,489
18	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	4
213	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.271%, 02/25/34	203

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	5,001
	Morgan Stanley ABS Capital I, Inc. Trust,
1,408	Series 2003-NC6, Class M1, VAR, 1.421%, 06/25/33	1,372
7,500	Series 2005-WMC4, Class M5, VAR, 1.196%, 04/25/35	6,986
633	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	632
293	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.621%, 11/25/33	220
3,334	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,333
6,300	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	6,333
682	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	682
	Oak Hill Advisors Residential Loan Trust,
1,536	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,531
1,562	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,558
	OneMain Financial Issuance Trust,
5,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,993
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,880
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,485
724	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.121%, 07/25/32	672
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,195	Series 2004-WHQ2, Class M2, VAR, 1.166%, 02/25/35	1,192
1,697	Series 2005-WHQ3, Class M2, VAR, 0.896%, 06/25/35	1,693
356	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	356
2,909	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,905
	Progress Residential Trust,
4,794	Series 2014-SFR1, Class A, VAR, 1.297%, 10/17/31 (e)	4,705
3,293	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,236
5,519	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,482
249	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.901%, 03/25/33	222
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	400
	Residential Funding Mortgage Securities II Home Loan Trust,
50	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	50
134	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	133
43	Series 2003-HS1, Class AII, VAR, 0.511%, 12/25/32	40
128	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	128
	SoFi Professional Loan Program LLC,
775	Series 2014-B, Class A1, VAR, 1.471%, 08/25/32 (e)	770
1,834	Series 2015-A, Class A1, VAR, 1.421%, 03/25/33 (e)	1,822
3,320	Series 2015-B, Class A1, VAR, 1.271%, 04/25/35 (e)	3,272
2,357	Series 2015-C, Class A1, VAR, 1.271%, 08/27/35 (e)	2,319
3,107	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	3,114
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,729
433	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	428
140	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.921%, 04/25/33	135
	TCF Auto Receivables Owner Trust,
7,200	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	7,183
3,421	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	3,421
1,436	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.447%, 05/17/32 (e)	1,409
699	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	698
765	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	763
1,508	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,510
2,236	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,216

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,797	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,776
6,216	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,130
3,732	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,682
2,798	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,790
2,400	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,390
1,627	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,620
4,448	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	4,405

	Total Asset-Backed Securities (Cost $281,038)	277,133

Collateralized Mortgage Obligations — 50.7%
	Agency CMO — 44.3%
247	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.740%, 10/25/22	33
	Federal Home Loan Mortgage Corp. REMIC,
4	Series 1071, Class F, VAR, 1.147%, 04/15/21	3
13	Series 1343, Class LA, 8.000%, 08/15/22	14
11	Series 1370, Class JA, VAR, 1.347%, 09/15/22	11
10	Series 1379, Class W, VAR, 1.780%, 10/15/22	10
3	Series 1508, Class KA, VAR, 1.251%, 05/15/23	3
171	Series 1689, Class M, PO, 03/15/24	160
82	Series 1771, Class PK, 8.000%, 02/15/25	93
141	Series 1974, Class ZA, 7.000%, 07/15/27	156
25	Series 1981, Class Z, 6.000%, 05/15/27	27
90	Series 2033, Class PR, PO, 03/15/24	86
11	Series 2261, Class ZY, 7.500%, 10/15/30	13
1	Series 2289, Class NA, VAR, 9.950%, 05/15/20	1
47	Series 2338, Class FN, VAR, 0.697%, 08/15/28	47
96	Series 2416, Class SA, IF, 15.213%, 02/15/32	138
81	Series 2416, Class SH, IF, 15.606%, 02/17/32	112
17	Series 2477, Class FZ, VAR, 0.747%, 06/15/31	17
11	Series 2661, Class FG, VAR, 0.647%, 03/15/17	11
482	Series 3085, Class VS, HB, IF, 27.932%, 12/15/35	852
654	Series 3300, Class FA, VAR, 0.497%, 08/15/35	654
1,850	Series 3737, Class DG, 5.000%, 10/15/30	2,011
3,275	Series 3832, Class PL, 5.000%, 08/15/39	3,492
2,221	Series 3841, Class JF, VAR, 0.597%, 10/15/38	2,231
7,950	Series 3860, Class FP, VAR, 0.597%, 06/15/40	7,975
2,665	Series 3952, Class MA, 3.000%, 11/15/21	2,741
10,747	Series 4074, Class FE, VAR, 0.597%, 07/15/42	10,802
10,982	Series 4111, Class FA, VAR, 0.547%, 08/15/39	10,971
5,765	Series 4120, Class KI, IO, 3.000%, 10/15/32	647
16,354	Series 4150, Class F, VAR, 0.567%, 01/15/43	16,294
19,614	Series 4150, Class GE, 2.000%, 01/15/33	19,403
11,531	Series 4161, Class YF, VAR, 0.567%, 02/15/43	11,491
6,259	Series 4206, Class DA, 2.000%, 05/15/33	6,210
12,923	Series 4281, Class FB, VAR, 0.747%, 12/15/43	12,879
20,665	Series 4350, Class AF, VAR, 0.543%, 12/15/37	20,493
15,769	Series 4350, Class FK, VAR, 0.543%, 06/15/38	15,733
8,454	Series 4413, Class WF, VAR, 0.543%, 10/15/41	8,443
17,255	Series 4448, Class TF, VAR, 0.513%, 05/15/40	17,211
46,480	Series 4457, Class KF, VAR, 0.543%, 10/15/40	46,460
20,605	Series 4480, Class FM, VAR, 0.543%, 06/15/40	20,651
27,398	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.980%, 02/15/38	1,925
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
76	Series T-51, Class 1APO, PO, 09/25/42	62
948	Series T-54, Class 4A, VAR, 3.074%, 02/25/43	1,020
317	Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.582%, 01/25/17	317

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association Grantor Trust,
443		Series 2001-T8, Class A1, 7.500%, 07/25/41	514
1,380		Series 2002-T6, Class A4, VAR, 3.344%, 03/25/41	1,439
		Federal National Mortgage Association REMIC,
7		Series 1988-15, Class B, VAR, 0.771%, 06/25/18	7
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
26		Series 1990-64, Class Z, 10.000%, 06/25/20	29
67		Series 1990-145, Class A, VAR, 1.231%, 12/25/20	67
57		Series 1991-142, Class PL, 8.000%, 10/25/21	62
59		Series 1991-156, Class F, VAR, 1.521%, 11/25/21	61
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,289.000%, 05/25/22	16
106		Series 1992-112, Class GB, 7.000%, 07/25/22	117
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
43		Series 1992-200, Class FK, VAR, 1.951%, 11/25/22	45
50		Series 1993-27, Class S, IF, 9.420%, 02/25/23	59
100		Series 1993-110, Class H, 6.500%, 05/25/23	112
11		Series 1993-119, Class H, 6.500%, 07/25/23	12
97		Series 1993-146, Class E, PO, 05/25/23	92
43		Series 1993-165, Class FH, VAR, 1.371%, 09/25/23	45
223		Series 1993-179, Class FM, VAR, 1.901%, 10/25/23	229
38		Series 1997-74, Class E, 7.500%, 10/20/27	45
482		Series 2001-9, Class F, VAR, 0.447%, 02/17/31	483
100		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	13
194		Series 2002-77, Class FY, VAR, 0.621%, 12/25/17	194
374		Series 2003-17, Class FN, VAR, 0.521%, 03/25/18	374
38		Series 2003-21, Class FK, VAR, 0.621%, 03/25/33	38
912		Series 2004-17, Class BF, VAR, 0.571%, 01/25/34	913
1,451		Series 2006-3, Class SB, IF, IO, 6.479%, 07/25/35	233
1,656		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,789
3,191		Series 2006-124, Class FC, VAR, 0.571%, 01/25/37	3,203
6		Series 2007-2, Class FA, VAR, 0.421%, 02/25/37	6
1,872		Series 2010-42, Class PD, 4.500%, 07/25/39	1,914
4,122		Series 2012-38, Class PA, 2.000%, 09/25/41	3,975
7,044		Series 2012-93, Class ME, 2.500%, 01/25/42	7,151
4,341		Series 2012-114, Class VE, 3.500%, 10/25/25	4,547
16,262		Series 2012-119, Class FB, VAR, 0.571%, 11/25/42	16,250
1,504		Series 2013-6, Class FL, VAR, 0.621%, 02/25/43	1,512
5,966		Series 2013-15, Class DC, 2.000%, 03/25/33	5,905
6,063		Series 2013-23, Class KJ, 2.250%, 05/25/42	6,005
4,742		Series 2013-26, Class AV, 3.500%, 04/25/26	4,956
3,841		Series 2013-43, Class YH, 2.500%, 05/25/33	3,820
14,440		Series 2013-54, Class HF, VAR, 0.421%, 10/25/41	14,429
10,987		Series 2014-66, Class WF, VAR, 0.543%, 10/25/54	10,974
22,542		Series 2015-42, Class BF, VAR, 0.503%, 06/25/45	22,522
20,000		Series 2015-91, Class AF, VAR, 0.564%, 12/25/45	19,920
11		Series G92-44, Class ZQ, 8.000%, 07/25/22	11
607		Series G94-9, Class PJ, 6.500%, 08/17/24	693
		Federal National Mortgage Association REMIC Trust,
304		Series 2003-W1, Class 2A, VAR, 6.411%, 12/25/42	351

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,335	Series 2003-W4, Class 5A, VAR, 3.068%, 10/25/42	1,414
1,869	Series 2003-W15, Class 3A, VAR, 3.977%, 12/25/42	2,004
997	Series 2009-W1, Class A, 6.000%, 12/25/49	1,153
	Federal National Mortgage Association STRIPS,
362	Series 343, Class 23, IO, 4.000%, 10/25/18	15
520	Series 343, Class 27, IO, 4.500%, 01/25/19	23
603	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.826%, 02/25/44	637
	Government National Mortgage Association,
454	Series 1999-27, Class ZA, 7.500%, 04/17/29	508
12	Series 2000-35, Class F, VAR, 0.747%, 12/16/25	12
279	Series 2002-31, Class FC, VAR, 0.475%, 09/26/21	278
5,116	Series 2010-166, Class GP, 3.000%, 04/20/39	5,259
6,727	Series 2012-61, Class FM, VAR, 0.597%, 05/16/42	6,784
3,594	Series 2012-H21, Class FA, VAR, 0.695%, 07/20/62	3,582
18,556	Series 2013-H16, Class FA, VAR, 0.735%, 07/20/63	18,512
20,218	Series 2014-H07, Class FC, VAR, 0.795%, 05/20/64	20,141
6,557	Series 2014-H11, Class JA, VAR, 0.695%, 06/20/64	6,514
17,189	Series 2014-H17, Class FM, VAR, 0.675%, 08/20/64	17,027
9,586	Series 2015-H03, Class FD, VAR, 0.835%, 01/20/65	9,574
18,717	Series 2015-H04, Class FL, VAR, 0.665%, 02/20/65	18,746
9,695	Series 2015-H12, Class FA, VAR, 0.675%, 05/20/65	9,695
21,469	Series 2015-H12, Class FJ, VAR, 0.625%, 05/20/65	21,278
24,238	Series 2015-H14, Class FB, VAR, 0.625%, 05/20/65	24,017
17,637	Series 2015-H19, Class FN, VAR, 0.635%, 07/20/65	17,338
20,135	Series 2015-H23, Class TA, VAR, 0.665%, 09/20/65	19,822

		581,370

	Non-Agency CMO — 6.4%
	Alternative Loan Trust,
822	Series 2004-33, Class 3A3, VAR, 2.557%, 12/25/34	714
44	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	45
575	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	563
	Banc of America Funding Trust,
385	Series 2005-E, Class 5A1, VAR, 2.660%, 05/20/35	379
704	Series 2006-1, Class 2A1, 5.500%, 01/25/36	705
	Banc of America Mortgage Trust,
4	Series 2003-5, Class 2A8, VAR, 0.671%, 07/25/18	4
884	Series 2004-D, Class 2A2, VAR, 2.721%, 05/25/34	876
738	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	722
520	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.226%, 11/25/34	190
	CHL Mortgage Pass-Through Trust,
378	Series 2003-21, Class A1, VAR, 2.752%, 05/25/33	381
338	Series 2004-HYB8, Class 1A1, VAR, 0.907%, 01/20/35	307
69	Series 2005-1, Class 1A2, VAR, 0.571%, 03/25/35	29
8	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	8
	Credit Suisse First Boston Mortgage Securities Corp.,
1,228	Series 2003-AR24, Class 2A4, VAR, 2.620%, 10/25/33	1,218
1,025	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,051
184	Series 2005-5, Class 1A1, 5.000%, 07/25/20	184
537	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.813%, 02/25/20	551

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
6,368	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.621%, 07/25/23	6,533
	Federal National Mortgage Association, Connecticut Avenue Securities,
2,704	Series 2014-C01, Class M1, VAR, 1.821%, 01/25/24	2,707
8,006	Series 2014-C02, Class 1M1, VAR, 1.171%, 05/25/24	7,923
3,192	Series 2014-C03, Class 1M1, VAR, 1.421%, 07/25/24	3,183
482	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	491
955	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.804%, 12/25/34	957
82	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.721%, 06/25/30	65
391	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.697%, 11/15/30	350
5,596	FNDUS MARQUIS11/25/25	5,598
1,167	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,220
571	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	594
	Impac CMB Trust,
318	Series 2004-3, Class 3A, VAR, 0.861%, 03/25/34	304
335	Series 2004-6, Class 1A2, VAR, 1.001%, 10/25/34	313
1,511	Series 2005-5, Class A1, VAR, 0.861%, 08/25/35	1,334
1,216	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.868%, 03/25/37	1,125
189	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.158%, 10/25/33	185
	MASTR Adjustable Rate Mortgages Trust,
519	Series 2003-5, Class 5A1, VAR, 2.375%, 10/25/33	519
510	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	512
1,611	Series 2004-13, Class 3A7B, VAR, 2.330%, 11/21/34	1,638
169	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.621%, 02/25/33	153
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
502	Series 2001-TBC1, Class B1, VAR, 1.077%, 11/15/31	442
120	Series 2002-TBC1, Class B1, VAR, 1.197%, 09/15/30	100
60	Series 2002-TBC1, Class B2, VAR, 1.597%, 09/15/30	49
239	Series 2002-TBC2, Class B1, VAR, 1.047%, 08/15/32	195
	Merrill Lynch Mortgage Investors Trust,
488	Series 2004-1, Class 2A3, VAR, 2.215%, 12/25/34	452
759	Series 2004-D, Class A1, VAR, 0.881%, 09/25/29	756
26	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	28
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
357	Series 2003-HYB1, Class A4, VAR, 1.748%, 03/25/33	328
326	Series 2003-HYB1, Class B1, VAR, 1.748%, 03/25/33	232
	Morgan Stanley Mortgage Loan Trust,
3,123	Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	3,290
410	Series 2004-5AR, Class 3A3, VAR, 2.459%, 07/25/34	377
2,311	Series 2004-5AR, Class 3A5, VAR, 2.459%, 07/25/34	2,300
1,109	Series 2004-11AR, Class 1A2A, VAR, 0.531%, 01/25/35	1,045
1,438	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.671%, 02/25/35 (e)	1,206
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
172	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	178
31	Series 2004-AR1, Class 5A1, VAR, 0.981%, 08/25/34	30
825	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.656%, 10/25/32	875
254	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	256
	RFMSI Trust,
607	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	611
3,932	Series 2005-SA2, Class 2A2, VAR, 3.110%, 06/25/35	3,674

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
929		Series 2006-SA4, Class 2A1, VAR, 3.660%, 11/25/36	807
–	(h)	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	—	(h)
		Sequoia Mortgage Trust,
79		Series 11, Class A, VAR, 1.107%, 12/20/32	76
180		Series 2003-3, Class A2, VAR, 1.143%, 07/20/33	169
2,145		Series 2004-11, Class A2, VAR, 1.246%, 12/20/34	2,050
2,352		Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,353
154		Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.903%, 03/19/34	147
1,207		Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.953%, 07/19/32	867
		Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,046		Series 2003-24A, Class 2A, VAR, 2.644%, 07/25/33	2,880
1,926		Series 2003-29, Class 3A1, VAR, 4.934%, 09/25/33	1,939
3,444		Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	3,588
908		Series 2003-40A, Class 4A, VAR, 2.474%, 01/25/34	880
4,328		Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.554%, 12/25/44	4,107
		WaMu Mortgage Pass-Through Certificates Trust,
1,726		Series 2004-AR3, Class A1, VAR, 2.460%, 06/25/34	1,747
856		Series 2004-AR11, Class A, VAR, 2.543%, 10/25/34	864
		Wells Fargo Mortgage-Backed Securities Trust,
438		Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	445
585		Series 2005-AR16, Class 3A2, VAR, 2.705%, 03/25/35	589
163		Series 2006-17, Class A1, 5.500%, 11/25/21	164
188		Series 2007-3, Class 3A1, 5.500%, 04/25/22	191

			83,918

		Total Collateralized Mortgage Obligations (Cost $667,586)	665,288

Commercial Mortgage-Backed Securities — 4.2%
		A10 Securitization LLC,
2,802		Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,785
2,371		Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,367
4,344		A10 Term Asset Financing LLC, Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	4,322
2,900		BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.247%, 09/15/26 (e)	2,894
		Bayview Commercial Asset Trust,
408		Series 2004-3, Class A2, VAR, 0.641%, 01/25/35 (e)	374
1,506		Series 2005-2A, Class A2, VAR, 0.571%, 08/25/35 (e)	1,336
301		Series 2005-2A, Class M1, VAR, 0.651%, 08/25/35 (e)	248
1,375		Series 2007-3, Class A2, VAR, 0.511%, 07/25/37 (e)	1,097
2,974		BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,915
6,000		BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.143%, 07/05/33 (e)	5,978
4,847		Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.947%, 06/15/33 (e)	4,812
		COMM Mortgage Trust,
3,402		Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,433
2,667		Series 2014-BBG, Class A, VAR, 0.997%, 03/15/29 (e)	2,648
3,526		Series 2014-KYO, Class A, VAR, 1.097%, 06/11/27 (e)	3,508
1,319		Series 2014-PAT, Class A, VAR, 0.996%, 08/13/27 (e)	1,308
3,774		Series 2014-TWC, Class A, VAR, 1.047%, 02/13/32 (e)	3,749
2,940		GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	2,927
3,138		Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,199
2,330		NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.047%, 08/25/29 (e)	2,332
190		ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	190

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,354	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.447%, 12/15/31 (e)	2,348
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,206

	Total Commercial Mortgage-Backed Securities (Cost $56,923)	55,976

Corporate Bonds — 9.5%
	Consumer Discretionary — 0.5%
	Automobiles — 0.2%
3,000	Daimler Finance North America LLC, VAR, 1.009%, 08/01/16 (e)	2,998

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 0.722%, 05/30/19	4,000

	Total Consumer Discretionary	6,998

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	605

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.956%, 09/26/18	2,988
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,812
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,839
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,935
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,506
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.953%, 05/20/16	1,469
3,000	VAR, 2.694%, 03/17/17	2,809
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,555
684	Spectra Energy Partners LP, 2.950%, 09/25/18	685
3,000	Statoil ASA, (Norway), VAR, 0.804%, 11/08/18	2,976
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	822

	Total Energy	24,396

	Financials — 5.0%
	Banks — 1.4%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.123%, 10/28/16 (e)	3,011
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,347
2,000	Series L, 2.600%, 01/15/19	2,022
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,179
3,000	BB&T Corp., VAR, 0.989%, 02/01/19	2,986
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	941
2,750	Citigroup, Inc., VAR, 1.042%, 11/15/16	2,755
964	Discover Bank, 2.600%, 11/13/18	968
967	SunTrust Banks, Inc., 2.350%, 11/01/18	973

		18,182

	Capital Markets — 0.5%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.462%, 11/15/18	3,014
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,880
1,482	Morgan Stanley, 2.500%, 01/24/19	1,505

		6,399

	Consumer Finance — 1.9%
	American Express Credit Corp.,
3,000	VAR, 0.834%, 07/29/16	3,002
3,000	VAR, 0.890%, 03/18/19	2,970
3,000	American Honda Finance Corp., VAR, 0.823%, 10/07/16	3,009
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.166%, 03/12/19	3,915
4,000	HSBC USA, Inc., VAR, 1.207%, 09/24/18	4,015
2,824	Nissan Motor Acceptance Corp., VAR, 0.966%, 03/03/17 (e)	2,819
5,000	Toyota Motor Credit Corp., VAR, 0.562%, 05/16/17	4,988

		24,718

	Diversified Financial Services — 0.5%
3,034	GE Capital International Funding Co., (Ireland), 0.964%, 04/15/16 (e)	3,038
4,000	Shell International Finance B.V., (Netherlands), VAR, 0.806%, 05/11/20	3,959

		6,997

	Insurance — 0.6%
880	ACE INA Holdings, Inc., 2.300%, 11/03/20	874
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,923
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,979
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,484

		8,260

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	852

	Total Financials	65,408

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18	860

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	660

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.199%, 09/01/16	3,308

	Total Health Care	4,828

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,166

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,717

	Software — 0.2%
3,000	Oracle Corp., VAR, 0.901%, 01/15/19	3,001

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.584%, 05/03/18	1,793

	Total Information Technology	7,511

	Materials — 0.2%
	Metals & Mining — 0.2%
1,770	Freeport-McMoRan, Inc., 2.375%, 03/15/18	1,505
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,560

	Total Materials	3,065

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,301
385	Verizon Communications, Inc., 2.500%, 09/15/16	390

		1,691

	Wireless Telecommunication Services — 0.2%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.336%, 09/12/16	3,000

	Total Telecommunication Services	4,691

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 0.704%, 04/03/17	1,078
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	827

		1,905

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,116

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	870

	Total Utilities	4,891

	Total Corporate Bonds (Cost $125,637)	124,559

Mortgage Pass-Through Securities — 3.8%
	Federal Home Loan Mortgage Corp.,
12	ARM, 1.720%, 12/01/21	12
28	ARM, 2.171%, 07/01/19	29
54	ARM, 2.309%, 01/01/27	56
277	ARM, 2.373%, 01/01/23	294
37	ARM, 2.377%, 12/01/26	39
35	ARM, 2.410%, 04/01/30	37
10	ARM, 2.425%, 06/01/22	10
131	ARM, 2.433%, 12/01/27	137
173	ARM, 2.449%, 08/01/27	180
454	ARM, 2.458%, 04/01/32	472
46	ARM, 2.463%, 02/01/23	48
55	ARM, 2.465%, 07/01/28	56
7	ARM, 2.479%, 05/01/18	7
248	ARM, 2.483%, 07/01/30	261
29	ARM, 2.486%, 01/01/30	31
24	ARM, 2.493%, 10/01/29	25
11	ARM, 2.500%, 06/01/26	11
200	ARM, 2.509%, 12/01/26	208
22	ARM, 2.530%, 11/01/27	23
12	ARM, 2.531%, 12/01/29	12
10	ARM, 2.643%, 06/01/25	10
120	ARM, 2.709%, 01/01/23	124
28	ARM, 2.733%, 04/01/24	29
7,135	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	7,370
6	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	7
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
21		8.500%, 07/01/28	26
11		9.000%, 02/01/25	12
		Federal National Mortgage Association,
4		ARM, 1.750%, 03/01/17	4
4		ARM, 1.908%, 06/01/18	4
16		ARM, 1.950%, 04/01/24	16
14		ARM, 1.953%, 04/01/21	14
71		ARM, 1.956%, 11/01/18	72
20		ARM, 1.970%, 12/01/20	20
19		ARM, 2.129%, 07/01/20	20
12		ARM, 2.133%, 05/01/18	12
32		ARM, 2.150%, 05/01/30	32
489		ARM, 2.252%, 05/01/33	519
9		ARM, 2.289%, 07/01/25	10
28		ARM, 2.336%, 01/01/31	30
42		ARM, 2.341%, 11/01/23	43
8		ARM, 2.354%, 05/01/29	8
5		ARM, 2.370%, 11/01/21	5
181		ARM, 2.424%, 09/01/33	193
27		ARM, 2.430%, 06/01/26	28
–	(h)	ARM, 2.450%, 05/01/31	—	(h)
15		ARM, 2.497%, 03/01/38	16
23		ARM, 2.540%, 09/01/19	23
83		ARM, 2.545%, 12/01/28	86
391		ARM, 2.555%, 01/01/25	413
34		ARM, 2.557%, 03/01/29	35
94		ARM, 2.598%, 08/01/26	98
157		ARM, 2.622%, 02/01/34	165
44		ARM, 3.083%, 11/01/30	44
25		ARM, 3.206%, 07/01/27	25
21		ARM, 6.000%, 01/01/20	21
		Federal National Mortgage Association, 15 Year, Single Family,
3,626		4.000%, 02/01/25	3,848
2		7.000%, 03/01/16	2
		Federal National Mortgage Association, 20 Year, Single Family,
10,830		3.000%, 02/01/33 - 07/01/33	11,166
2,958		5.000%, 10/01/23	3,262
		Federal National Mortgage Association, 30 Year, FHA/VA,
19		7.000%, 03/01/27	20
14		8.000%, 11/01/27	15
18		8.500%, 10/01/24	18
		Federal National Mortgage Association, 30 Year, Single Family,
9,984		4.000%, 02/01/45	10,711
3,104		5.000%, 12/01/39	3,508
1,528		5.500%, 08/01/40	1,705
886		6.000%, 04/01/39	1,010
20		7.250%, 09/01/22	20
130		7.500%, 06/01/23 - 10/01/30	144
2		8.500%, 08/01/17	2
		Federal National Mortgage Association, Other,
1		6.500%, 04/01/16	1
57		12.000%, 11/01/30	62
		Government National Mortgage Association II, 30 Year, Single Family,
21		7.250%, 08/20/22	21
36		7.400%, 02/20/22 - 03/20/22	36
10		7.500%, 10/20/23	11
15		7.850%, 12/20/21	15
46		8.000%, 07/20/25 - 08/20/26	56
2,210		Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	2,370
		Government National Mortgage Association, 30 Year, Single Family,
28		7.000%, 06/15/24	31
17		8.000%, 10/15/27	19
10		9.000%, 11/15/24	11
66		9.500%, 07/15/25	75

		Total Mortgage Pass-Through Securities (Cost $48,611)	49,631

Municipal Bond — 0.1% (t)
		California — 0.1%
870		University of California, Series Y-1, Rev., VAR, 0.693%, 07/01/41 (Cost $870)	870

SHARES
Short-Term Investment — 10.7%
		Investment Company — 10.7%
140,523		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $140,523)	140,523

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — continued
	Total Investments — 100.1% (Cost $1,321,188)	1,313,980
	Liabilities in Excess of Other Assets — (0.1)%	(1,641)

	NET ASSETS — 100.0%	$1,312,339

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,051
Aggregate gross unrealized depreciation	(12,259)

Net unrealized appreciation/depreciation	$(7,208)

Federal income tax cost of investments	$1,321,188

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$200,806	$76,327	$277,133
Collateralized Mortgage Obligations
Agency CMO	—	581,370	—	581,370
Non-Agency CMO	—	62,263	21,655	83,918

Total Collateralized Mortgage Obligations	—	643,633	21,655	665,288

Commercial Mortgage-Backed Securities	—	49,560	6,416	55,976
Corporate Bonds
Consumer Discretionary	—	6,998	—	6,998
Consumer Staples	—	605	—	605
Energy	—	24,396	—	24,396
Financials	—	65,408	—	65,408
Health Care	—	4,828	—	4,828
Industrials	—	2,166	—	2,166
Information Technology	—	7,511	—	7,511
Materials	—	3,065	—	3,065
Telecommunication Services	—	4,691	—	4,691
Utilities	—	4,891	—	4,891

Total Corporate Bonds	—	124,559	—	124,559

Mortgage Pass-Through Securities	—	49,631	—	49,631
Municipal Bonds	—	870	—	870
Short-Term Investment
Investment Company	140,523	—	—	140,523

Total Investments in Securities	$140,523	$1,069,059	$104,398	$1,313,980

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Limited Duration Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$85,154	$—	$474	$19	$32,127	$(25,332)	$—	$(16,115)	$76,327
Collateralized Mortgage Obligations - Non- Agency CMO	20,343	35	(172)	(7)	8,403	(6,947)	—	—	21,655
Commercial Mortgage- Backed Securities	6,629	—	92	—	—	(305)	—	—	6,416

Total	$112,126	$35	$394	$12	$40,530	$(32,584)	$—	$(16,115)	$104,398

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $389,000.

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$61,941	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (1.44%)
			Constant Default Rate	0.00% - 50.00% (14.98%)
			Yield (Discount Rate of Cash Flows)	1.58% - 14.52% (4.32%)

Asset-Backed Securities	61,941
	21,655	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 20.00% (9.97%)
			Constant Default Rate	0.00% - 7.30% (0.08%)
			PSA Prepayment Model	367.00% (367.00%)
			Yield (Discount Rate of Cash Flows)	1.10% - 7.84% (2.12%)

Collateralized Mortgage Obligations	21,655
	6,225	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.20%)
			Constant Default Rate	0.00% - 3.00% (0.12%)
			Yield (Discount Rate of Cash Flows)	3.58% - 6.07% (3.68%)

Commercial Mortgage-Backed Securities	6,225

Total	$89,821

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $14,577,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 25.6%
	ABN AMRO Bank N.V.,
65,000	0.370%, 01/04/16	64,977
20,000	0.390%, 01/05/16	19,993
75,000	Agricultural Bank of China, 0.200%, 12/04/15	75,000
	Banco Del Estado De Chile,
12,000	0.260%, 01/27/16	12,000
13,000	0.270%, 01/11/16	13,000
7,000	0.270%, 01/25/16	7,000
19,000	Bank of America N.A., 0.270%, 01/28/16	18,992
40,000	Bank of Montreal, 0.270%, 01/08/16	40,000
21,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 01/20/16	21,000
	Banque Federative du Credit Mutuel S.A.,
15,000	0.340%, 02/01/16	14,991
18,000	0.370%, 02/05/16	17,988
20,000	0.395%, 02/12/16	19,984
	BNP Paribas,
35,000	VAR, 0.345%, 12/08/15	35,000
125,000	VAR, 0.537%, 01/06/16	125,000
	BNP Paribas S.A.,
17,000	0.220%, 12/23/15	16,998
25,000	0.290%, 01/08/16	24,992
30,000	0.290%, 01/13/16	29,990
	Caisse des Depots et Consignations,
24,000	0.290%, 01/28/16	23,989
10,000	0.290%, 01/29/16	9,995
110,000	Canadian Imperial Bank of Commerce, VAR, 0.317%, 12/17/15	110,000
	Chiba Bank Ltd.,
79,830	0.220%, 12/01/15	79,830
10,000	0.370%, 01/20/16	10,000
25,000	0.400%, 12/21/15	25,000
10,000	0.420%, 01/22/16	10,000
100,000	China Construction Bank Corp., 0.200%, 12/07/15	100,000
17,000	Commonwealth Bank of Australia, 0.270%, 01/25/16	16,993
	Credit Agricole Corporate and Investment Bank,
35,000	0.370%, 12/02/15	35,000
30,000	0.460%, 03/01/16	30,000
20,000	Credit Agricole S.A., 0.385%, 02/01/16	19,987
	Credit Industriel et Commercial,
250,000	0.220%, 12/07/15	250,000
25,000	0.350%, 02/01/16	25,000
60,000	Credit Suisse AG, VAR, 0.471%, 12/25/15	60,000
	Danske Bank A/S,
50,000	0.340%, 01/08/16	49,982
17,000	0.340%, 02/08/16	16,989
42,000	0.340%, 01/04/16	42,000
5,000	DNB Bank ASA, 0.270%, 02/09/16	4,997
	DZ Bank AG,
9,000	0.280%, 01/25/16	8,996
10,000	0.300%, 02/09/16	9,994
15,000	0.320%, 01/15/16	14,994
5,000	0.400%, 02/08/16	4,997
100,000	Industrial & Commercial Bank of China Ltd., 0.200%, 12/07/15	100,000
	KBC Bank N.V.,
59,530	0.120%, 12/07/15	59,530
12,000	0.300%, 01/05/16	11,996
50,000	0.350%, 12/18/15	49,992
16,000	0.350%, 01/29/16	15,991
25,000	0.350%, 02/01/16	24,985
25,000	0.415%, 02/19/16	24,977
	Landesbank Hessen-Thueringen Girozentrale,
22,000	0.295%, 01/22/16	21,990
70,000	0.350%, 01/07/16	69,975
12,000	Lloyds Bank plc, 0.300%, 01/08/16	12,000
	Mitsubishi UFJ Trust & Banking Corp.,
10,000	0.340%, 02/02/16	10,000
32,000	0.340%, 02/11/16	32,000
25,000	0.345%, 01/12/16	24,990
5,000	0.400%, 02/16/16	5,000
	Mizuho Bank Ltd.,
5,000	0.300%, 02/02/16	5,000
40,000	0.340%, 01/22/16	39,980
10,000	0.350%, 12/18/15	9,999
15,000	0.350%, 12/21/15	14,997
30,000	0.350%, 12/22/15	29,994
10,000	0.350%, 01/08/16	9,996
5,000	0.350%, 02/16/16	5,000
5,000	0.370%, 01/29/16	4,997
10,000	0.390%, 02/18/16	10,000
	National Australia Bank Ltd.,
19,000	0.255%, 01/27/16	18,992
38,000	0.265%, 01/25/16	37,985
75,000	0.270%, 01/11/16	75,000
	National Bank of Canada,
35,000	VAR, 0.417%, 12/20/15	35,000
20,000	VAR, 0.417%, 12/17/15	20,000
	Natixis,
25,000	0.360%, 12/15/15	25,000
85,000	0.400%, 12/10/15	85,000
75,000	VAR, 0.379%, 02/03/16	75,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
10,000	Nordea Bank Finland plc, 0.260%, 02/02/16	10,000
	Norinchukin Bank,
250,000	0.230%, 12/09/15	250,000
23,000	0.290%, 01/22/16	23,000
15,000	0.300%, 01/22/16	15,000
42,000	0.310%, 01/08/16	42,000
40,000	0.310%, 02/04/16	40,000
6,000	Oversea-Chinese Banking Corp. Ltd., 0.280%, 01/29/16	5,997
	Pohjola Bank plc,
20,000	0.360%, 01/13/16	19,991
10,000	0.600%, 02/17/16	9,987
	Rabobank Nederland N.V.,
22,000	0.280%, 02/05/16	21,988
13,000	0.300%, 01/27/16	12,994
28,000	0.300%, 02/08/16	27,984
100,000	VAR, 0.307%, 12/20/15	100,000
72,000	VAR, 0.368%, 01/08/16	72,000
120,000	VAR, 0.371%, 01/13/16	120,000
50,000	VAR, 0.409%, 02/12/16	50,000
	Shizuoka Bank,
105,000	0.360%, 12/14/15	105,000
10,000	0.370%, 01/22/16	10,000
75,000	Societe Generale S.A., VAR, 0.273%, 12/30/15	75,000
	Sumitomo Mitsui Banking Corp.,
14,000	0.300%, 01/19/16	14,000
16,000	0.310%, 02/02/16	16,000
16,000	0.330%, 02/05/16	15,990
8,000	0.350%, 02/16/16	8,000
35,000	0.400%, 02/18/16	35,000
10,000	0.400%, 02/22/16	10,000
9,000	0.410%, 02/19/16	8,992
	Sumitomo Mitsui Trust Bank Ltd.,
10,000	0.310%, 01/26/16	9,995
8,000	0.320%, 02/05/16	7,995
15,000	0.330%, 01/08/16	14,995
10,000	0.340%, 01/22/16	9,995
5,000	0.360%, 02/12/16	4,997
	Svenska Handelsbanken AB,
6,000	0.250%, 01/20/16	6,000
10,000	0.250%, 01/27/16	10,000
25,000	0.270%, 01/07/16	25,000
12,000	0.270%, 01/11/16	12,000
12,000	0.270%, 01/15/16	12,000
10,000	0.270%, 02/01/16	10,000
9,000	Swedbank AB, 0.380%, 02/24/16	9,000
25,000	Toronto-Dominion Bank, 0.370%, 12/14/15	25,000
15,000	Wells Fargo Bank N.A., VAR, 0.310%, 12/04/15	15,000
15,000	Westpac Banking Corp., 0.270%, 01/13/16	15,000

	Total Certificates of Deposit (Cost $3,786,914)	3,786,914

Commercial Paper — 29.2% (n)
	ABN AMRO Funding USA LLC,
8,000	0.320%, 02/02/16 (e)	7,996
10,000	0.320%, 02/05/16 (e)	9,994
15,000	0.340%, 12/03/15 (e)	15,000
50,000	0.345%, 12/11/15 (e)	49,995
20,000	0.391%, 03/01/16 (e)	19,980
10,000	0.400%, 02/16/16 (e)	9,991
9,500	0.421%, 01/14/16 (e)	9,495
5,000	ANZ New Zealand International Ltd., 0.280%, 01/08/16 (e)	4,999
	Australia & New Zealand Banking Group Ltd.,
5,000	0.260%, 02/05/16 (e)	4,997
7,000	0.280%, 02/01/16 (e)	6,997
250,000	VAR, 0.457%, 12/03/15 (e)	250,000
40,000	Bank Nederlandse Gemeenten N.V., VAR, 0.321%, 12/25/15 (e)	40,000
	Bank of Nova Scotia (The),
100,000	VAR, 0.340%, 12/01/15 (e)	100,000
81,000	VAR, 0.376%, 12/24/15 (e)	81,000
50,000	Banque et Caisse d’Epargne de l’Etat, 0.421%, 01/07/16	49,978
15,000	Banque National de Paris, 0.300%, 01/06/16 (e)	14,996
	Barton Capital Corp.,
8,260	0.300%, 01/13/16 (e)	8,257
10,000	0.300%, 01/26/16 (e)	9,995
	Bedford Row Funding Corp.,
15,000	0.461%, 02/03/16 (e)	14,988
63,000	VAR, 0.374%, 01/04/16 (e)	63,000
15,000	VAR, 0.384%, 02/04/16 (e)	15,000
15,000	VAR, 0.385%, 12/24/15 (e)	15,000
50,000	VAR, 0.406%, 02/12/16 (e)	50,000
15,000	VAR, 0.457%, 01/27/16 (e)	15,000
	BNP Paribas,
21,000	0.210%, 12/14/15 (e)	20,998
100,000	0.250%, 12/01/15 (e)	100,000
25,000	BNZ International Funding Ltd., 0.300%, 12/03/15 (e)	25,000
50,000	Caisse d’Amortissement de la Dette Sociale, 0.320%, 01/04/16 (e)	49,985
	Caisse des Depots et Consignations,
22,000	0.290%, 01/15/16 (e)	21,992
24,000	0.290%, 01/29/16 (e)	23,989
	Cancara Asset Securitisation LLC,
55,000	0.300%, 01/05/16 (e)	54,984

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
7,000	0.300%, 01/19/16 (e)	6,997
	Commonwealth Bank of Australia,
16,000	0.270%, 01/08/16 (e)	15,996
24,000	0.270%, 01/13/16 (e)	23,992
40,000	VAR, 0.293%, 12/07/15 (e)	39,999
25,000	VAR, 0.315%, 12/15/15 (e)	25,000
50,000	VAR, 0.333%, 12/23/15 (e)	50,000
30,000	Concord Minutemen Capital Co. LLC, Series A, 0.335%, 01/19/16 (e)	29,986
17,000	Credit Agricole Corporate and Investment Bank, 0.350%, 02/03/16	16,989
25,000	Danaher Corp., 0.170%, 12/03/15 (e)	25,000
	Danske Corp.,
24,400	0.320%, 02/05/16 (e)	24,385
10,000	0.320%, 02/09/16 (e)	9,994
	DBS Bank Ltd.,
12,000	0.280%, 01/26/16 (e)	11,995
5,000	0.280%, 02/05/16 (e)	4,997
	DNB Bank ASA,
20,000	0.255%, 02/05/16 (e)	19,991
17,000	0.330%, 02/25/16 (e)	16,986
5,000	0.340%, 02/22/16 (e)	4,996
22,000	VAR, 0.387%, 12/27/15 (e)	22,000
	Electricite de France S.A.,
50,000	0.180%, 12/14/15 (e)	49,997
60,000	0.200%, 12/17/15 (e)	59,994
	Engie S.A.,
5,000	0.350%, 02/01/16 (e)	4,997
25,000	0.360%, 01/08/16 (e)	24,990
	Erste Abwicklungsanstalt,
20,000	0.320%, 01/15/16 (e)	19,992
50,000	0.330%, 02/18/16 (e)	49,964
8,000	VAR, 0.353%, 12/22/15 (e)	8,000
57,000	General Electric Co., 0.140%, 12/07/15	56,999
	HSBC Bank plc,
35,000	VAR, 0.357%, 12/09/15 (e)	35,000
130,000	VAR, 0.376%, 12/27/15 (e)	130,000
45,000	VAR, 0.378%, 01/08/16 (e)	45,000
7,000	ING U.S. Funding LLC, 0.380%, 02/22/16	6,994
	Intercontinental Exchange, Inc.,
16,350	0.300%, 01/04/16 (e)	16,345
25,000	0.300%, 01/06/16 (e)	24,992
48,000	0.300%, 01/11/16 (e)	47,984
10,000	KFW, 0.270%, 02/05/16 (e)	9,995
29,400	Legacy Capital Co. LLC, Series A, 0.330%, 01/11/16 (e)	29,389
	Lexington Parker Capital Co. LLC,
5,000	0.280%, 01/19/16 (e)	4,998
12,000	0.310%, 01/08/16 (e)	11,996
	Liberty Street Funding LLC,
25,000	0.300%, 01/07/16 (e)	24,992
10,000	0.300%, 01/26/16 (e)	9,996
	Lloyds Bank plc,
18,000	0.280%, 01/29/16	17,992
8,000	0.300%, 01/11/16	7,997
	LMA Americas LLC,
20,000	0.200%, 12/04/15 (e)	20,000
15,000	0.390%, 02/09/16 (e)	14,988
	Macquarie Bank Ltd.,
5,000	0.320%, 01/22/16 (e)	4,998
6,000	0.320%, 01/29/16 (e)	5,997
236,000	0.350%, 12/11/15 (e)	235,977
35,000	Mitsubishi International Corp., 0.290%, 01/12/16	34,988
	Mitsubishi UFJ Trust & Banking Corp.,
10,000	0.320%, 01/20/16 (e)	9,996
4,000	0.330%, 02/11/16 (e)	3,997
25,000	National Australia Bank Ltd., 0.300%, 12/01/15 (e)	25,000
100,000	National Bank of Canada, VAR, 0.417%, 12/17/15 (e)	100,000
	Nationwide Building Society,
4,150	0.380%, 01/13/16 (e)	4,148
5,000	0.400%, 02/18/16 (e)	4,996
	Nieuw Amsterdam Receivables Corp.,
67,476	0.220%, 12/10/15 (e)	67,472
57,205	0.220%, 12/11/15 (e)	57,202
25,000	0.230%, 01/26/16 (e)	24,991
69,490	0.300%, 12/02/15 (e)	69,489
25,000	Nordea Bank AB, 0.401%, 01/11/16 (e)	24,989
	NRW Bank,
350,000	0.200%, 12/04/15 (e)	349,994
15,000	0.250%, 01/29/16 (e)	14,994
30,000	Oesterreichische Kontrollbank AG, 0.200%, 12/31/15	29,995
	Ridgefield Funding Co. LLC,
5,000	0.360%, 02/16/16 (e)	4,996
165,000	VAR, 0.406%, 12/11/15 (e)	165,000
200,000	VAR, 0.407%, 12/16/15 (e)	200,000
20,000	VAR, 0.409%, 12/18/15 (e)	20,000
50,000	VAR, 0.457%, 12/20/15 (e)	50,000
20,000	Standard Chartered Bank, 0.370%, 01/21/16 (e)	19,990
10,000	Sumitomo Mitsui Banking Corp., 0.360%, 01/04/16 (e)	9,997
	Suncorp-Metway Ltd.,
50,000	0.340%, 12/17/15 (e)	49,992
10,000	0.350%, 12/01/15 (e)	10,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Swedbank AB,
5,000	0.330%, 02/23/16	4,996
39,750	0.340%, 12/04/15	39,749
30,000	Toronto-Dominion Holdings USA, Inc., 0.331%, 12/02/15 (e)	30,000
50,000	Versailles Commercial Paper LLC, 0.300%, 01/15/16 (e)	49,981
	Victory Receivables Corp.,
35,000	0.230%, 12/01/15 (e)	35,000
60,000	0.300%, 01/06/16 (e)	59,982
	Westpac Banking Corp.,
27,000	0.270%, 01/13/16 (e)	26,991
75,000	VAR, 0.310%, 12/10/15 (e)	74,999
77,000	VAR, 0.316%, 12/20/15 (e)	77,000
77,000	VAR, 0.317%, 12/20/15 (e)	77,000

	Total Commercial Paper (Cost $4,321,396)	4,321,396

Corporate Notes — 3.0%
	Financials — 3.0%
	Banks — 2.2%
85,000	Royal Bank of Canda, VAR, 0.441%, 12/18/15	85,000
50,000	Svenska Handelsbanken AB, VAR, 0.442%, 12/13/15 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.457%, 12/17/15	185,000

		320,000

	Capital Markets — 0.8%
125,000	ING Bank N.V., VAR, 0.387%, 12/31/15 (e)	125,000

	Total Corporate Notes (Cost $445,000)	445,000

Repurchase Agreements — 7.2%
130,292	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.140%, due 12/01/15, repurchase price $130,293. [1]	130,292
25,000	Citigroup Global Markets, Inc., 0.560%, dated 11/30/15, due 01/04/16, repurchase price $25,014, collateralized by Corporate Notes and Bonds, 11.250% - 11.500%, due 06/01/17 - 10/01/20, with value $27,000.	25,000
25,000	Citigroup Global Markets, Inc., 0.660%, dated 11/30/15, due 01/04/16, repurchase price $25,016, collateralized by Corporate Notes and Bonds, 0.000% - 6.879%, due 10/15/21 - 09/17/57, with value $27,000.	25,000
130,000	HSBC Securities USA, Inc., 0.310%, dated 11/30/15, due 12/01/15, repurchase price $130,001, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 05/15/16 - 12/31/49, with value $137,370.	130,000
150,000	Merrill Lynch PFS, Inc., 0.560%, dated 11/30/15, due 12/01/15, repurchase price $150,002, collateralized by Corporate Notes and Bonds, 0.000% - 7.500%, due 06/15/18 - 02/28/52, with value $162,000.	150,000
75,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 01/04/16, repurchase price $75,054, collateralized by Corporate Notes and Bonds, 0.000% - 3.833%, due 12/23/35 - 11/19/51, with value $81,000.	75,000
175,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 01/04/16, repurchase price $175,126, collateralized by Corporate Notes and Bonds, 0.000% - 6.636%, due 01/15/19 - 12/09/51, with value $189,000.	175,000
150,000	Royal Bank of Canada, 0.470%, dated 11/30/15, due 12/07/15, repurchase price $150,014, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 03/15/16 - 01/01/49 and Government National Mortgage Association, 3.000% - 4.500%, due 10/20/41 - 11/20/45, with value $153,105.	150,000
200,000	Royal Bank of Canada, 0.510%, dated 11/30/15, due 12/07/15, repurchase price $200,020, collateralized by Corporate Notes and Bonds, 0.823% - 4.900%, due 06/30/16 - 07/29/45 and Government National Mortgage Association, 4.000% - 4.500%, due 12/20/44 - 11/20/45, with value $206,942.	200,000

	Total Repurchase Agreements (Cost $1,060,292)	1,060,292

Time Deposits — 27.8%
500,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 12/01/15	500,000
85,000	China Construction Bank Corp., 0.190%, 12/01/15	85,000
75,000	Citibank N.A., 0.140%, 12/02/15	75,000
	Credit Agricole Corporate and Investment Bank,
350,007	0.080%, 12/01/15	350,007
250,000	0.110%, 12/01/15	250,000
	Credit Industriel et Commercial,
350,000	0.070%, 12/01/15	350,000
25,000	0.070%, 12/01/15	25,000
350,000	KBC Bank N.V., 0.070%, 12/01/15	350,000
	Natixis S.A.,
35,000	0.060%, 12/01/15	35,000
500,000	0.070%, 12/01/15	500,000
100,000	Royal Bank of Canada, 0.060%, 12/01/15	100,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
	Skandinaviska Enskilda Banken AB,
100,000	0.060%, 12/01/15	100,000
600,000	0.110%, 12/01/15	600,000
	Standard Chartered plc,
400,000	0.130%, 12/01/15	400,000
200,000	0.130%, 12/04/15	200,000
200,000	Svenska Handelsbanken AB, 0.100%, 12/01/15	200,000

	Total Time Deposits (Cost $4,120,007)	4,120,007

U.S. Government Agency Securities — 0.3%
	Federal Home Loan Bank,
22,000	DN, 0.251%, 02/01/16 (n)	21,991
24,000	DN, 0.251%, 02/08/16 (n)	23,988

	Total U.S. Government Agency Securities (Cost $45,979)	45,979

U.S. Treasury Obligations — 6.8%
	U.S. Treasury Notes — 6.8%
21,000	0.250%, 12/15/15	21,000
129,500	0.375%, 01/15/16	129,515
288,000	0.375%, 03/15/16	288,077
50,000	1.500%, 06/30/16	50,336
130,000	1.750%, 05/31/16	130,929
118,000	2.000%, 01/31/16	118,353
21,000	2.125%, 12/31/15	21,032
55,000	2.125%, 02/29/16	55,255
116,000	2.375%, 03/31/16	116,791
20,000	2.625%, 02/29/16	20,115
56,000	4.500%, 02/15/16	56,498

	Total U.S. Treasury Obligations (Cost $1,007,901)	1,007,901

Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
11,985	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 12/07/15 (e)	11,985
5,000	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 12/07/15 (e)	5,000

	Total Weekly Demand Notes (Cost $16,985)	16,985

	Total Investments — 100.0% (Cost $14,804,474) *	14,804,474
	Other Assets in Excess of Liabilities — 0.0%	1,541

	NET ASSETS — 100.0%	$14,806,015

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1] Agency Joint Trading Account I — At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Liquid Assets Money Market Fund	$130,292	$130,293	$132,936

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	Liquid Assets Money Market Fund
Bank of Nova Scotia	0.140%	$8,246
Societe Generale S.A.	0.140%	13,194
Wells Fargo Bank N.A.	0.140%	51,127
Wells Fargo Securities, LLC	0.140%	57,725

Total		$130,292

At November 30, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.597% to 4.500%	09/15/22 to 12/01/45
Federal National Mortgage Association	0.371% to 6.000%	05/01/18 to 11/01/45
Government National Mortgage Association	0.294% to 5.000%	08/16/22 to 11/20/64
U.S. Treasury Securities	0.000% to 5.125%	05/15/16 to 05/15/45

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,804,474	$—	$14,804,474

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.7%
	ABFC Trust,
1,123	Series 2005-AQ1, Class A4, SUB, 4.930%, 06/25/35	1,151
866	Series 2005-WF1, Class A2C, VAR, 0.841%, 12/25/34	862
290	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.401%, 04/25/36	288
	American Homes 4 Rent Trust,
3,374	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,445
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,529
2,627	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,659
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,565
2,132	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,199
1,979	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,959
2,200	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	2,145
1,997	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,010
2,297	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,257
	B2R Mortgage Trust,
1,644	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,619
3,792	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,795
4,269	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	4,227
153	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	146
1,202	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,195
1,730	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	1,729
	Chase Funding Trust,
1,861	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,810
863	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	889
686	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	698
81	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	80
	Citigroup Mortgage Loan Trust, Inc.,
113	Series 2003-HE3, Class A, VAR, 0.601%, 12/25/33	109
628	Series 2004-HE1, Class A, VAR, 0.527%, 09/25/33 (e)	609
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	501
183	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	199
	FirstKey Lending Trust,
3,293	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	3,242
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,429
367	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	370
1,843	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,839
4,460	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	4,433
179	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.421%, 03/25/36	160
	HSBC Home Equity Loan Trust USA,
188	Series 2007-1, Class AS, VAR, 0.407%, 03/20/36	187
580	Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	578
	KGS-Alpha SBA COOF Trust,
7,249	Series 2012-3, Class A, IO, VAR, 1.353%, 09/25/26 (e)	136
27,697	Series 2012-4, Class A, IO, VAR, 1.079%, 09/25/37 (e)	1,116
18,054	Series 2012-6, Class A, IO, VAR, 0.578%, 05/25/39 (e)	361
3,994	Series 2015-2, Class A, IO, VAR, 2.244%, 07/25/41 (e)	566
	Long Beach Mortgage Loan Trust,
1,854	Series 2004-1, Class M1, VAR, 0.971%, 02/25/34	1,764
258	Series 2006-WL2, Class 2A3, VAR, 0.421%, 01/25/36	249
	LV Tower 52 Issuer LLC,
2,573	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,538
1,218	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,187
117,807	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,363
18	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.471%, 03/25/32	18
2,431	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,542
	Mid-State Capital Trust,
1,202	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,233
1,853	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,934

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
783	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	772
1,581	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,579
566	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.182%, 11/25/33	582
416	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	415
	NRPL Trust,
1,790	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,785
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	993
3,562	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	3,541
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T3, Class CT3, 3.774%, 11/15/46 (e)	3,500
4,000	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	4,000
5,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	4,998
2,600	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	2,600
728	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	728
	OAK Hill Advisors Residential Loan Trust,
1,306	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,301
1,028	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,016
1,172	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,169
1,753	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,710
1,273	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,264
513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	499
	Ocwen Master Advance Receivables Trust,
4,000	Series 2015-T2, Class CT2, 3.766%, 11/15/46 (e)	3,999
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,668
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	609
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,250
460	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.159%, 10/25/34	459
	Pretium Mortgage Credit Partners I LLC,
1,389	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,388
1,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	984
	Progress Residential Trust,
5,203	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	5,112
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,713
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,464
3,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	2,877
1,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,015
4,380	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	4,351
393	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	392
1,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,343
	RAMP Trust,
23	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	23
926	Series 2004-RS11, Class M1, VAR, 1.151%, 11/25/34	913
1,580	Series 2006-RZ1, Class A3, VAR, 0.521%, 03/25/36	1,545
489	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	240
1,309	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	1,294
400	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	404
105	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.373%, 01/25/36	77
822	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	814
346	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	343
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
396	Series 2002-AL1, Class A2, 3.450%, 02/25/32	394
1,034	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,022

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,019		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,007
		Truman Capital Mortgage Loan Trust,
560		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	558
73		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	73
1,003		Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	985
257		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	256
1,041		U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	1,039
1,662		U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	1,655
1,931		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,922
370		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	368
516		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	515
		VOLT XIX LLC,
1,508		Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,510
400		Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	400
		VOLT XXII LLC,
1,118		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,108
583		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	573
2,097		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,082
6,216		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,130
934		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	921
2,098		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,092
2,000		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,992
1,627		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,620
2,402		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,379
3,194		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	3,188
1,902		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,899
		Westgate Resorts LLC,
694		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	695
309		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	307

		Total Asset-Backed Securities (Cost $175,346)	174,339

Collateralized Mortgage Obligations — 42.1%
		Agency CMO — 31.7%
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 22, Class C, 9.500%, 04/15/20	4
6		Series 23, Class F, 9.600%, 04/15/20	7
3		Series 30, Class D, 9.500%, 02/15/20	3
2		Series 47, Class F, 10.000%, 06/15/20	2
12		Series 77, Class H, 8.500%, 09/15/20	13
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	2
2		Series 99, Class Z, 9.500%, 01/15/21	2
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,849.267%, 05/15/23	2
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	2
3		Series 1079, Class S, HB, IF, 33.330%, 05/15/21	4
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.147%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 44.339%, 05/15/21	2
3		Series 1133, Class H, 7.000%, 09/15/21	3
9		Series 1144, Class KB, 8.500%, 09/15/21	10
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,175.570%, 01/15/22	2
18		Series 1343, Class LA, 8.000%, 08/15/22	21
9		Series 1343, Class LB, 7.500%, 08/15/22	10
31		Series 1374, Class Z, 7.000%, 10/15/22	34
9		Series 1395, Class G, 6.000%, 10/15/22	10
75		Series 1401, Class J, 7.000%, 10/15/22	81
112		Series 1466, Class PZ, 7.500%, 02/15/23	125
3		Series 1470, Class F, VAR, 1.651%, 02/15/23	3
3		Series 1505, Class QB, HB, IF, 20.307%, 05/15/23	5
33		Series 1518, Class G, IF, 8.788%, 05/15/23	39

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
22	Series 1526, Class L, 6.500%, 06/15/23	24
33	Series 1541, Class O, VAR, 1.410%, 07/15/23	34
325	Series 1552, Class IA, IF, 17.528%, 08/15/23	465
9	Series 1570, Class F, VAR, 2.151%, 08/15/23	9
23	Series 1570, Class SA, HB, IF, 24.117%, 08/15/23	36
93	Series 1578, Class K, 6.900%, 09/15/23	103
11	Series 1578, Class V, IO, 7.000%, 09/15/23	2
184	Series 1591, Class PV, 6.250%, 10/15/23	204
15	Series 1602, Class SA, HB, IF, 22.110%, 10/15/23	24
245	Series 1628, Class LZ, 6.500%, 12/15/23	269
230	Series 1638, Class H, 6.500%, 12/15/23	262
189	Series 1644, Class K, 6.750%, 12/15/23	208
292	Series 1658, Class GZ, 7.000%, 01/15/24	327
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	9
137	Series 1677, Class Z, 7.500%, 07/15/23	154
7	Series 1686, Class SH, IF, 18.794%, 02/15/24	10
115	Series 1695, Class EB, 7.000%, 03/15/24	128
15	Series 1699, Class FC, VAR, 0.797%, 03/15/24	15
24	Series 1745, Class D, 7.500%, 08/15/24	27
419	Series 1760, Class ZD, VAR, 1.560%, 02/15/24	425
49	Series 1798, Class F, 5.000%, 05/15/23	53
3	Series 1807, Class G, 9.000%, 10/15/20	3
381	Series 1813, Class I, PO, 11/15/23	359
1,472	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	189
81	Series 1829, Class ZB, 6.500%, 03/15/26	88
143	Series 1863, Class Z, 6.500%, 07/15/26	163
6	Series 1865, Class D, PO, 02/15/24	5
56	Series 1899, Class ZE, 8.000%, 09/15/26	65
49	Series 1963, Class Z, 7.500%, 01/15/27	55
17	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
24	Series 1987, Class PE, 7.500%, 09/15/27	26
181	Series 2033, Class J, 5.600%, 06/15/23	192
9	Series 2033, Class SN, HB, IF, 28.507%, 03/15/24	5
12	Series 2038, Class PN, IO, 7.000%, 03/15/28	3
122	Series 2040, Class PE, 7.500%, 03/15/28	140
12	Series 2042, Class T, 7.000%, 03/15/28	14
43	Series 2060, Class Z, 6.500%, 05/15/28	49
98	Series 2061, Class DC, IO, 6.500%, 06/15/28	12
9,621	Series 2065, Class PX, IO, 0.750%, 08/17/27	232
277	Series 2075, Class PH, 6.500%, 08/15/28	307
43	Series 2086, Class GB, 6.000%, 09/15/28	48
21	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
183	Series 2110, Class PG, 6.000%, 01/15/29	208
243	Series 2111, Class SB, IF, IO, 7.303%, 01/15/29	44
64	Series 2125, Class JZ, 6.000%, 02/15/29	71
152	Series 2130, Class QS, 6.000%, 03/15/29	172
29	Series 2132, Class SB, HB, IF, 29.714%, 03/15/29	53
43	Series 2132, Class ZL, 6.500%, 03/15/29	48
6	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
19	Series 2163, Class PC, IO, 7.500%, 06/15/29	3
39	Series 2178, Class PB, 7.000%, 08/15/29	44
63	Series 2201, Class C, 8.000%, 11/15/29	72
235	Series 2209, Class TC, 8.000%, 01/15/30	284
119	Series 2210, Class Z, 8.000%, 01/15/30	136
32	Series 2224, Class CB, 8.000%, 03/15/30	38
24	Series 2247, Class Z, 7.500%, 08/15/30	28
200	Series 2254, Class Z, 9.000%, 09/15/30	239
122	Series 2256, Class MC, 7.250%, 09/15/30	140
155	Series 2259, Class ZM, 7.000%, 10/15/30	177
211	Series 2271, Class PC, 7.250%, 12/15/30	241
88	Series 2283, Class K, 6.500%, 12/15/23	97
51	Series 2296, Class PD, 7.000%, 03/15/31	60
786	Series 2303, Class ZD, 7.000%, 04/15/31	928
383	Series 2303, Class ZN, 8.500%, 04/15/29	449
22	Series 2306, Class K, PO, 05/15/24	21
56	Series 2306, Class SE, IF, IO, 8.540%, 05/15/24	7
354	Series 2344, Class ZD, 6.500%, 08/15/31	410
35	Series 2344, Class ZJ, 6.500%, 08/15/31	39
26	Series 2345, Class NE, 6.500%, 08/15/31	29
46	Series 2347, Class VP, 6.500%, 03/15/20	49
11	Series 2353, Class TD, 6.000%, 09/15/16	11
9	Series 2355, Class BP, 6.000%, 09/15/16	9
7	Series 2358, Class PD, 6.000%, 09/15/16	7
18	Series 2359, Class PM, 6.000%, 09/15/16	18
133	Series 2359, Class ZB, 8.500%, 06/15/31	157
19	Series 2360, Class PG, 6.000%, 09/15/16	20
11	Series 2366, Class MD, 6.000%, 10/15/16	11
577	Series 2367, Class ZK, 6.000%, 10/15/31	660
11	Series 2368, Class AS, HB, IF, 20.418%, 10/15/31	16

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3	Series 2368, Class TG, 6.000%, 10/15/16	3
29	Series 2372, Class F, VAR, 0.697%, 10/15/31	30
30	Series 2383, Class FD, VAR, 0.697%, 11/15/31	31
46	Series 2388, Class UZ, 8.500%, 06/15/31	53
33	Series 2391, Class QR, 5.500%, 12/15/16	34
6	Series 2394, Class MC, 6.000%, 12/15/16	6
447	Series 2399, Class TH, 6.500%, 01/15/32	499
93	Series 2410, Class OE, 6.375%, 02/15/32	99
97	Series 2410, Class QS, IF, 18.988%, 02/15/32	154
69	Series 2410, Class QX, IF, IO, 8.453%, 02/15/32	22
107	Series 2423, Class MC, 7.000%, 03/15/32	122
129	Series 2423, Class MT, 7.000%, 03/15/32	148
22	Series 2425, Class OB, 6.000%, 03/15/17	23
1,475	Series 2431, Class F, VAR, 0.697%, 03/15/32	1,495
208	Series 2433, Class SA, HB, IF, 20.418%, 02/15/32	323
145	Series 2434, Class TC, 7.000%, 04/15/32	168
239	Series 2436, Class MC, 7.000%, 04/15/32	267
83	Series 2444, Class ES, IF, IO, 7.753%, 03/15/32	23
92	Series 2450, Class GZ, 7.000%, 05/15/32	104
95	Series 2450, Class SW, IF, IO, 7.803%, 03/15/32	26
15	Series 2458, Class QE, 5.500%, 06/15/17	15
191	Series 2462, Class NB, 6.500%, 06/15/22	212
330	Series 2464, Class FE, VAR, 1.197%, 03/15/32	341
26	Series 2470, Class SL, IF, 9.000%, 01/15/27	29
4	Series 2474, Class SJ, IF, IO, 7.453%, 07/15/17	—	(h)
1,011	Series 2494, Class SX, IF, IO, 6.803%, 02/15/32	206
311	Series 2513, Class ZC, 5.500%, 10/15/32	347
174	Series 2517, Class Z, 5.500%, 10/15/32	188
93	Series 2535, Class BK, 5.500%, 12/15/22	100
61	Series 2549, Class ZG, 5.000%, 01/15/18	63
2,010	Series 2552, Class FP, VAR, 1.197%, 01/15/33	2,062
1,149	Series 2557, Class HL, 5.300%, 01/15/33	1,270
57	Series 2571, Class SK, HB, IF, 33.650%, 09/15/23	103
330	Series 2586, Class WI, IO, 6.500%, 03/15/33	66
59	Series 2611, Class SQ, IF, 12.606%, 05/15/33	71
121	Series 2611, Class UH, 4.500%, 05/15/18	125
155	Series 2626, Class NS, IF, IO, 6.353%, 06/15/23	9
56	Series 2631, Class SA, IF, 14.489%, 06/15/33	76
167	Series 2637, Class SA, IF, IO, 5.903%, 06/15/18	9
374	Series 2641, Class WI, IO, 5.000%, 01/15/33	17
159	Series 2650, Class PO, PO, 12/15/32	158
418	Series 2650, Class SO, PO, 12/15/32	408
105	Series 2671, Class S, IF, 14.397%, 09/15/33	142
540	Series 2684, Class PO, PO, 01/15/33	535
156	Series 2692, Class SC, IF, 12.893%, 07/15/33	180
63	Series 2694, Class BA, 4.000%, 06/15/31	65
421	Series 2720, Class PC, 5.000%, 12/15/23	454
2,378	Series 2722, Class PF, VAR, 0.797%, 12/15/33	2,403
329	Series 2725, Class SC, IF, 8.786%, 11/15/33	366
237	Series 2744, Class TU, 5.500%, 05/15/32	243
122	Series 2756, Class NA, 5.000%, 02/15/24	130
20	Series 2780, Class JG, 4.500%, 04/15/19	21
247	Series 2802, Class ZY, 6.000%, 05/15/34	270
124	Series 2835, Class QO, PO, 12/15/32	113
55	Series 2877, Class KO, PO, 03/15/19	54
686	Series 2934, Class EC, PO, 02/15/20	656
713	Series 2934, Class HI, IO, 5.000%, 02/15/20	52
421	Series 2934, Class KI, IO, 5.000%, 02/15/20	27
131	Series 2945, Class SA, IF, 11.939%, 03/15/20	145
10,667	Series 2949, Class YZ, 5.500%, 03/15/35	11,575
191	Series 2967, Class JI, IO, 5.000%, 04/15/20	15
84	Series 2967, Class S, HB, IF, 32.742%, 04/15/25	139
23	Series 2989, Class PO, PO, 06/15/23	23
181	Series 2990, Class SL, HB, IF, 23.771%, 06/15/34	243
28	Series 2990, Class WP, IF, 16.520%, 06/15/35	34
558	Series 2994, Class FC, VAR, 0.597%, 02/15/33	557
12	Series 2996, Class FD, VAR, 0.447%, 06/15/35	12
156	Series 3022, Class SX, IF, 16.383%, 08/15/25	206
1,625	Series 3035, Class Z, 5.850%, 09/15/35	1,736
357	Series 3068, Class QB, 4.500%, 06/15/20	366
420	Series 3077, Class TO, PO, 04/15/35	405

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
296	Series 3117, Class EO, PO, 02/15/36	277
406	Series 3117, Class OG, PO, 02/15/36	375
298	Series 3117, Class OK, PO, 02/15/36	277
86	Series 3122, Class OH, PO, 03/15/36	80
19	Series 3122, Class ZB, 6.000%, 03/15/36	22
49	Series 3134, Class PO, PO, 03/15/36	46
1,809	Series 3137, Class XP, 6.000%, 04/15/36	2,070
205	Series 3138, Class PO, PO, 04/15/36	190
603	Series 3143, Class BC, 5.500%, 02/15/36	671
61	Series 3149, Class SO, PO, 05/15/36	51
428	Series 3151, Class PO, PO, 05/15/36	399
515	Series 3152, Class MO, PO, 03/15/36	475
276	Series 3153, Class EO, PO, 05/15/36	248
342	Series 3171, Class MO, PO, 06/15/36	319
212	Series 3179, Class OA, PO, 07/15/36	193
149	Series 3194, Class SA, IF, IO, 6.903%, 07/15/36	24
357	Series 3200, Class PO, PO, 08/15/36	325
564	Series 3210, Class PO, PO, 05/15/36	538
307	Series 3219, Class DI, IO, 6.000%, 04/15/36	61
336	Series 3232, Class ST, IF, IO, 6.503%, 10/15/36	56
589	Series 3237, Class AO, PO, 11/15/36	539
226	Series 3253, Class PO, PO, 12/15/21	222
263	Series 3260, Class CS, IF, IO, 5.943%, 01/15/37	38
131	Series 3262, Class SG, IF, IO, 6.203%, 01/15/37	17
135	Series 3274, Class JO, PO, 02/15/37	122
188	Series 3274, Class MO, PO, 02/15/37	174
109	Series 3275, Class FL, VAR, 0.637%, 02/15/37	109
3,074	Series 3282, Class YD, 5.500%, 02/15/22	3,321
68	Series 3288, Class GS, IF, 1.520%, 03/15/37	69
607	Series 3290, Class SB, IF, IO, 6.253%, 03/15/37	95
170	Series 3305, Class MB, IF, 2.677%, 07/15/34	181
148	Series 3316, Class JO, PO, 05/15/37	137
120	Series 3371, Class FA, VAR, 0.797%, 09/15/37	121
332	Series 3373, Class TO, PO, 04/15/37	309
499	Series 3385, Class SN, IF, IO, 5.803%, 11/15/37	71
545	Series 3387, Class SA, IF, IO, 6.223%, 11/15/37	84
322	Series 3393, Class JO, PO, 09/15/32	287
712	Series 3404, Class SC, IF, IO, 5.803%, 01/15/38	103
2,708	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	35
229	Series 3422, Class LI, IO, 5.000%, 02/15/23	12
262	Series 3451, Class SA, IF, IO, 5.853%, 05/15/38	38
465	Series 3461, Class LZ, 6.000%, 06/15/38	527
1,028	Series 3481, Class SJ, IF, IO, 5.653%, 08/15/38	136
340	Series 3511, Class IO, IO, 5.000%, 12/15/21	21
262	Series 3511, Class SA, IF, IO, 5.803%, 02/15/39	48
800	Series 3531, Class SA, IF, IO, 6.103%, 05/15/39	115
1,309	Series 3537, Class MI, IO, 5.000%, 06/15/38	201
156	Series 3546, Class A, VAR, 2.023%, 02/15/39	157
301	Series 3549, Class FA, VAR, 1.397%, 07/15/39	307
1,199	Series 3572, Class JS, IF, IO, 6.603%, 09/15/39	176
431	Series 3604, Class PO, PO, 05/15/36	398
455	Series 3607, Class AO, PO, 04/15/36	419
455	Series 3607, Class BO, PO, 04/15/36	419
944	Series 3607, Class PO, PO, 05/15/37	882
534	Series 3611, Class PO, PO, 07/15/34	492
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,856
506	Series 3621, Class BO, PO, 01/15/40	473
668	Series 3621, Class PO, PO, 01/15/40	622
672	Series 3623, Class LO, PO, 01/15/40	628
1,343	Series 3632, Class BS, IF, 16.843%, 02/15/40	1,903
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,581
484	Series 3688, Class CU, VAR, 6.682%, 11/15/21	509
2,658	Series 3688, Class NI, IO, 5.000%, 04/15/32	165
2,778	Series 3704, Class DT, 7.500%, 11/15/36	3,293
2,037	Series 3704, Class ET, 7.500%, 12/15/36	2,467
3,740	Series 3714, Class IP, IO, 5.000%, 08/15/40	592
1,876	Series 3739, Class LI, IO, 4.000%, 03/15/34	50
2,181	Series 3740, Class SC, IF, IO, 5.803%, 10/15/40	351
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,675
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,584
2,431	Series 3759, Class HI, IO, 4.000%, 08/15/37	124
1,414	Series 3760, Class GI, IO, 4.000%, 10/15/37	83

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,747
364		Series 3789, Class EZ, 4.000%, 11/15/40	343
2,295		Series 3795, Class EI, IO, 5.000%, 10/15/39	236
350		Series 3852, Class QN, IF, 5.500%, 05/15/41	387
600		Series 3852, Class TP, IF, 5.500%, 05/15/41	667
2,503		Series 3860, Class PZ, 5.000%, 05/15/41	2,987
608		Series 3895, Class WA, VAR, 5.684%, 10/15/38	678
2,798		Series 3966, Class BF, VAR, 0.697%, 10/15/40	2,814
4,243		Series 3966, Class NA, 4.000%, 12/15/41	4,572
2,626		Series 3998, Class GF, VAR, 0.647%, 05/15/36	2,636
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,037
4,189		Series 4048, Class FJ, VAR, 0.593%, 07/15/37	4,185
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	925
		Federal Home Loan Mortgage Corp. STRIPS,
–	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
–	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,209		Series 191, Class IO, IO, 8.000%, 01/01/28	320
517		Series 197, Class PO, PO, 04/01/28	456
668		Series 233, Class 11, IO, 5.000%, 09/15/35	117
385		Series 233, Class 12, IO, 5.000%, 09/15/35	71
905		Series 233, Class 13, IO, 5.000%, 09/15/35	161
1,347		Series 239, Class S30, IF, IO, 7.503%, 08/15/36	282
269		Series 243, Class 16, IO, 4.500%, 11/15/20	14
459		Series 243, Class 17, IO, 4.500%, 12/15/20	27
27,613		Series 262, Class 35, 3.500%, 07/15/42	28,160
1,648		Series 299, Class 300, 3.000%, 01/15/43	1,657
3,179		Series 310, Class PO, PO, 09/15/43	2,476
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
299		Series T-41, Class 3A, VAR, 6.053%, 07/25/32	341
1,109		Series T-42, Class A5, 7.500%, 02/25/42	1,310
67		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	80
77		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	95
1,765		Series T-54, Class 2A, 6.500%, 02/25/43	2,073
883		Series T-54, Class 3A, 7.000%, 02/25/43	1,034
1,603		Series T-56, Class A5, 5.231%, 05/25/43	1,760
149		Series T-58, Class APO, PO, 09/25/43	126
140		Series T-59, Class 1AP, PO, 10/25/43	113
2,089		Series T-62, Class 1A1, VAR, 1.421%, 10/25/44	2,134
4,273		Series T-76, Class 2A, VAR, 3.135%, 10/25/37	4,304
		Federal National Mortgage Association - ACES,
3,721		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,044
4,889		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,281
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,830
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,268
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,369
2,504		Series 2013-M7, Class A2, 2.280%, 12/27/22	2,483
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,991
2,500		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,652
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,686
2,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,035
2,433		Series 2015-M2, Class A3, VAR, 3.150%, 12/25/24	2,525
3,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	2,987
1,230		Series 2015-M7, Class A2, 2.590%, 12/25/24	1,231
7,777		Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	7,971
3,091		Series 2015-M13, Class A2, VAR, 2.800%, 06/25/25	3,073
		Federal National Mortgage Association Grantor Trust,
695		Series 2001-T7, Class A1, 7.500%, 02/25/41	815
26		Series 2001-T10, Class PO, PO, 12/25/41	24
517		Series 2001-T12, Class A2, 7.500%, 08/25/41	631
281		Series 2002-T4, Class A2, 7.000%, 12/25/41	322
697		Series 2002-T4, Class A3, 7.500%, 12/25/41	784

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
225		Series 2002-T16, Class A2, 7.000%, 07/25/42	266
430		Series 2002-T19, Class A2, 7.000%, 07/25/42	490
572		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	650
429		Series 2004-T3, Class PT1, VAR, 8.990%, 01/25/44	455
		Federal National Mortgage Association REMIC,
15		Series 1988-7, Class Z, 9.250%, 04/25/18	16
1		Series 1988-11, Class D, PO, 05/25/18	1
68		Series 1988-21, Class G, 9.500%, 08/25/18	72
–	(h)	Series 1988-29, Class B, 9.500%, 12/25/18	—	(h)
1		Series 1989-21, Class G, 10.450%, 04/25/19	1
4		Series 1989-27, Class Y, 6.900%, 06/25/19	4
5		Series 1989-70, Class G, 8.000%, 10/25/19	5
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
16		Series 1990-102, Class J, 6.500%, 08/25/20	17
2		Series 1990-134, Class SC, HB, IF, 21.269%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
62		Series 1991-44, Class G, 8.500%, 05/25/21	68
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
89		Series 1993-25, Class J, 7.500%, 03/25/23	99
46		Series 1993-27, Class S, IF, 9.420%, 02/25/23	55
16		Series 1993-31, Class K, 7.500%, 03/25/23	18
196		Series 1993-54, Class Z, 7.000%, 04/25/23	217
10		Series 1993-62, Class SA, IF, 19.014%, 04/25/23	15
10		Series 1993-97, Class FA, VAR, 1.471%, 05/25/23	11
1		Series 1993-108, Class D, PO, 02/25/23	1
24		Series 1993-162, Class F, VAR, 1.171%, 08/25/23	25
4		Series 1993-165, Class SD, IF, 13.476%, 09/25/23	5
40		Series 1993-179, Class SB, HB, IF, 26.902%, 10/25/23	68
8		Series 1993-228, Class G, PO, 09/25/23	7
7		Series 1993-230, Class FA, VAR, 0.821%, 12/25/23	7
541		Series 1994-26, Class J, PO, 01/25/24	509
59		Series 1994-37, Class L, 6.500%, 03/25/24	67
19		Series 1995-2, Class Z, 8.500%, 01/25/25	21
131		Series 1996-14, Class SE, IF, IO, 8.690%, 08/25/23	30
5		Series 1996-59, Class J, 6.500%, 08/25/22	6
37		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
14		Series 1997-24, Class Z, 8.000%, 04/18/27	16
11		Series 1997-27, Class J, 7.500%, 04/18/27	12
280		Series 1997-46, Class Z, 7.500%, 06/17/27	319
10		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
677		Series 1998-30, Class ZA, 6.500%, 05/20/28	756
108		Series 1998-36, Class ZB, 6.000%, 07/18/28	122
77		Series 1998-43, Class SA, IF, IO, 18.193%, 04/25/23	16
53		Series 1999-57, Class Z, 7.500%, 12/25/19	57
74		Series 1999-62, Class PB, 7.500%, 12/18/29	86
246		Series 2000-18, Class EC, PO, 10/25/23	234
12		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
560		Series 2001-4, Class ZA, 6.500%, 03/25/31	647
53		Series 2001-7, Class PF, 7.000%, 03/25/31	60
72		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	9
106		Series 2001-36, Class DE, 7.000%, 08/25/31	123

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
264	Series 2001-38, Class FB, VAR, 0.721%, 08/25/31	268
53	Series 2001-44, Class PD, 7.000%, 09/25/31	60
101	Series 2001-44, Class PU, 7.000%, 09/25/31	116
144	Series 2001-49, Class LZ, 8.500%, 07/25/31	168
482	Series 2001-53, Class FX, VAR, 0.571%, 10/25/31	487
286	Series 2001-61, Class Z, 7.000%, 11/25/31	322
34	Series 2001-72, Class SX, IF, 16.951%, 12/25/31	48
10	Series 2001-74, Class MB, 6.000%, 12/25/16	11
36	Series 2002-1, Class SA, HB, IF, 24.469%, 02/25/32	61
57	Series 2002-1, Class UD, HB, IF, 23.727%, 12/25/23	89
209	Series 2002-7, Class FD, VAR, 0.921%, 04/25/29	213
11	Series 2002-9, Class ST, IF, 18.790%, 03/25/17	12
396	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	24
22	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	29
15	Series 2002-19, Class PE, 6.000%, 04/25/17	15
540	Series 2002-30, Class Z, 6.000%, 05/25/32	614
31	Series 2002-37, Class Z, 6.500%, 06/25/32	36
1,139	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,239
690	Series 2002-60, Class FA, VAR, 0.971%, 02/25/31	705
690	Series 2002-60, Class FB, VAR, 0.971%, 02/25/31	705
106	Series 2002-62, Class ZE, 5.500%, 11/25/17	109
45	Series 2002-63, Class KC, 5.000%, 10/25/17	47
47	Series 2002-63, Class LB, 5.500%, 10/25/17	48
82	Series 2002-77, Class S, IF, 14.078%, 12/25/32	113
1,362	Series 2003-2, Class F, VAR, 0.971%, 02/25/33	1,391
379	Series 2003-7, Class A1, 6.500%, 12/25/42	438
916	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	154
952	Series 2003-22, Class UD, 4.000%, 04/25/33	999
349	Series 2003-26, Class XS, IF, IO, 6.829%, 03/25/23	28
1,140	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	201
51	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	13
1,401	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	353
31	Series 2003-52, Class SX, HB, IF, 22.287%, 10/25/31	48
545	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	102
33	Series 2003-74, Class SH, IF, 9.772%, 08/25/33	39
105	Series 2003-76, Class SH, IF, 13.758%, 09/25/31	108
232	Series 2003-80, Class SY, IF, IO, 7.429%, 06/25/23	12
531	Series 2003-86, Class ZA, 5.500%, 09/25/33	591
87	Series 2003-91, Class SD, IF, 12.132%, 09/25/33	108
3,085	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,468
21	Series 2003-106, Class PO, PO, 08/25/17	21
606	Series 2003-116, Class SB, IF, IO, 7.379%, 11/25/33	134
71	Series 2003-130, Class SX, IF, 11.189%, 01/25/34	86
90	Series 2003-131, Class SK, IF, 15.758%, 01/25/34	117
80	Series 2003-132, Class OA, PO, 08/25/33	76
185	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	23
544	Series 2004-4, Class QI, IF, IO, 6.879%, 06/25/33	60
136	Series 2004-4, Class QM, IF, 13.758%, 06/25/33	162
252	Series 2004-10, Class SC, HB, IF, 27.716%, 02/25/34	325
730	Series 2004-17, Class H, 5.500%, 04/25/34	806
327	Series 2004-25, Class SA, IF, 18.917%, 04/25/34	481
1,079	Series 2004-28, Class PF, VAR, 0.621%, 03/25/34	1,086
381	Series 2004-36, Class SA, IF, 18.917%, 05/25/34	532
81	Series 2004-36, Class SN, IF, 13.758%, 07/25/33	98
432	Series 2004-46, Class EP, PO, 03/25/34	409
186	Series 2004-46, Class QB, HB, IF, 23.116%, 05/25/34	275

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
134	Series 2004-46, Class SK, IF, 15.892%, 05/25/34	177
4,548	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,121
53	Series 2004-51, Class SY, IF, 13.798%, 07/25/34	72
358	Series 2004-53, Class NC, 5.500%, 07/25/24	389
174	Series 2004-59, Class BG, PO, 12/25/32	159
2,771	Series 2004-61, Class FH, VAR, 1.021%, 11/25/32	2,843
111	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	132
476	Series 2004-87, Class F, VAR, 0.971%, 01/25/34	486
1,157	Series 2005-7, Class LO, PO, 02/25/35	1,024
223	Series 2005-13, Class FL, VAR, 0.621%, 03/25/35	223
142	Series 2005-15, Class MO, PO, 03/25/35	131
42	Series 2005-52, Class PA, 6.500%, 06/25/35	44
774	Series 2005-56, Class S, IF, IO, 6.489%, 07/25/35	153
243	Series 2005-66, Class SG, IF, 16.823%, 07/25/35	340
1,134	Series 2005-66, Class SV, IF, IO, 6.529%, 07/25/35	172
519	Series 2005-67, Class HG, 5.500%, 01/25/35	553
823	Series 2005-68, Class PG, 5.500%, 08/25/35	919
200	Series 2005-73, Class PS, IF, 16.148%, 08/25/35	279
708	Series 2005-74, Class SK, IF, 19.522%, 05/25/35	1,006
561	Series 2005-84, Class XM, 5.750%, 10/25/35	605
185	Series 2005-90, Class AO, PO, 10/25/35	176
781	Series 2005-90, Class ES, IF, 16.323%, 10/25/35	1,051
397	Series 2005-90, Class PO, PO, 09/25/35	377
494	Series 2005-103, Class SC, IF, 10.863%, 07/25/35	583
540	Series 2005-106, Class US, HB, IF, 23.756%, 11/25/35	826
80	Series 2005-116, Class PB, 6.000%, 04/25/34	81
3,779	Series 2006-8, Class WN, IF, IO, 6.479%, 03/25/36	741
1,031	Series 2006-8, Class WQ, PO, 03/25/36	959
88	Series 2006-15, Class OT, PO, 01/25/36	85
828	Series 2006-16, Class HZ, 5.500%, 03/25/36	894
242	Series 2006-23, Class KO, PO, 04/25/36	222
616	Series 2006-27, Class OH, PO, 04/25/36	572
477	Series 2006-44, Class GO, PO, 06/25/36	436
1,132	Series 2006-44, Class P, PO, 12/25/33	1,039
264	Series 2006-50, Class JO, PO, 06/25/36	244
390	Series 2006-50, Class PS, PO, 06/25/36	357
732	Series 2006-53, Class US, IF, IO, 6.359%, 06/25/36	128
1,064	Series 2006-56, Class FT, VAR, 0.971%, 07/25/36	1,174
173	Series 2006-58, Class AP, PO, 07/25/36	161
499	Series 2006-58, Class PO, PO, 07/25/36	461
300	Series 2006-59, Class QO, PO, 01/25/33	295
239	Series 2006-60, Class DO, PO, 04/25/35	230
672	Series 2006-63, Class ZH, 6.500%, 07/25/36	788
193	Series 2006-65, Class QO, PO, 07/25/36	176
339	Series 2006-72, Class GO, PO, 08/25/36	311
182	Series 2006-72, Class HO, PO, 08/25/26	172
241	Series 2006-72, Class TO, PO, 08/25/36	225
2,348	Series 2006-77, Class PC, 6.500%, 08/25/36	2,676
498	Series 2006-78, Class BZ, 6.500%, 08/25/36	571
314	Series 2006-79, Class DO, PO, 08/25/36	286
372	Series 2006-86, Class OB, PO, 09/25/36	345
401	Series 2006-90, Class AO, PO, 09/25/36	372
2,055	Series 2006-94, Class GI, IF, IO, 6.429%, 10/25/26	301
86	Series 2006-94, Class GK, HB, IF, 32.145%, 10/25/26	148
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,317
256	Series 2006-110, Class PO, PO, 11/25/36	235
129	Series 2006-111, Class EO, PO, 11/25/36	119
327	Series 2006-113, Class PO, PO, 07/25/36	317
459	Series 2006-115, Class OK, PO, 12/25/36	430
545	Series 2006-117, Class GS, IF, IO, 6.429%, 12/25/36	90
324	Series 2006-118, Class A2, VAR, 0.266%, 12/25/36	323
145	Series 2006-119, Class PO, PO, 12/25/36	133
800	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	169
642	Series 2006-120, Class PF, VAR, 0.471%, 12/25/36	643
792	Series 2006-126, Class AO, PO, 01/25/37	735
809	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	143
33	Series 2007-1, Class SD, HB, IF, 37.674%, 02/25/37	82
254	Series 2007-7, Class SG, IF, IO, 6.279%, 08/25/36	76

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,312	Series 2007-14, Class ES, IF, IO, 6.219%, 03/25/37	204
283	Series 2007-14, Class OP, PO, 03/25/37	261
141	Series 2007-15, Class NO, PO, 03/25/22	135
294	Series 2007-16, Class FC, VAR, 0.971%, 03/25/37	311
1,688	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,852
256	Series 2007-22, Class SC, IF, IO, 5.859%, 03/25/37	42
99	Series 2007-39, Class EF, VAR, 0.471%, 05/25/37	99
468	Series 2007-54, Class FA, VAR, 0.621%, 06/25/37	472
1,379	Series 2007-54, Class WI, IF, IO, 5.879%, 06/25/37	232
829	Series 2007-60, Class AX, IF, IO, 6.929%, 07/25/37	144
431	Series 2007-64, Class FB, VAR, 0.591%, 07/25/37	432
914	Series 2007-65, Class KI, IF, IO, 6.399%, 07/25/37	144
2,555	Series 2007-72, Class EK, IF, IO, 6.179%, 07/25/37	393
1,887	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,093
365	Series 2007-78, Class CB, 6.000%, 08/25/37	408
84	Series 2007-79, Class SB, HB, IF, 23.206%, 08/25/37	122
379	Series 2007-88, Class VI, IF, IO, 6.319%, 09/25/37	76
1,161	Series 2007-91, Class ES, IF, IO, 6.239%, 10/25/37	178
1,116	Series 2007-100, Class SM, IF, IO, 6.229%, 10/25/37	175
1,495	Series 2007-101, Class A2, VAR, 0.447%, 06/27/36	1,494
232	Series 2007-106, Class A7, VAR, 6.103%, 10/25/37	257
2,174	Series 2007-112, Class SA, IF, IO, 6.229%, 12/25/37	316
5,564	Series 2007-114, Class A6, VAR, 0.421%, 10/27/37	5,534
2,654	Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	185
4	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
965	Series 2008-1, Class BI, IF, IO, 5.689%, 02/25/38	139
368	Series 2008-10, Class XI, IF, IO, 6.009%, 03/25/38	55
531	Series 2008-16, Class IS, IF, IO, 5.979%, 03/25/38	91
354	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	17
682	Series 2008-20, Class SA, IF, IO, 6.769%, 03/25/38	101
253	Series 2008-27, Class SN, IF, IO, 6.679%, 04/25/38	42
193	Series 2008-32, Class SA, IF, IO, 6.629%, 04/25/38	28
690	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	3
75	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	—	(h)
57	Series 2008-44, Class PO, PO, 05/25/38	53
579	Series 2008-47, Class SI, IF, IO, 6.279%, 06/25/23	59
343	Series 2008-53, Class CI, IF, IO, 6.979%, 07/25/38	75
308	Series 2008-76, Class GF, VAR, 0.871%, 09/25/23	309
100	Series 2008-80, Class GP, 6.250%, 09/25/38	113
779	Series 2008-80, Class SA, IF, IO, 5.629%, 09/25/38	107
384	Series 2008-81, Class SB, IF, IO, 5.629%, 09/25/38	56
152	Series 2009-4, Class BD, 4.500%, 02/25/39	162
341	Series 2009-6, Class GS, IF, IO, 6.329%, 02/25/39	74
698	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	54
430	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	23
842	Series 2009-17, Class QS, IF, IO, 6.429%, 03/25/39	130
2,234	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	430
164	Series 2009-47, Class MT, 7.000%, 07/25/39	190
906	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	139
605	Series 2009-62, Class HJ, 6.000%, 05/25/39	677
108	Series 2009-63, Class P, 5.000%, 03/25/37	117
306	Series 2009-69, Class PO, PO, 09/25/39	284
98	Series 2009-79, Class UA, 7.000%, 03/25/38	108
520	Series 2009-84, Class WS, IF, IO, 5.679%, 10/25/39	71
614	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	103
1,269	Series 2009-86, Class OT, PO, 10/25/37	1,148
652	Series 2009-92, Class AD, 6.000%, 11/25/39	729

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
399		Series 2009-99, Class SC, IF, IO, 5.959%, 12/25/39	48
862		Series 2009-99, Class WA, VAR, 6.293%, 12/25/39	964
3,176		Series 2009-103, Class MB, VAR, 2.474%, 12/25/39	3,347
792		Series 2009-112, Class ST, IF, IO, 6.029%, 01/25/40	132
767		Series 2009-113, Class FB, VAR, 0.771%, 01/25/40	779
232		Series 2009-113, Class LB, HB, VAR, 50.595%, 01/25/40	549
2,462		Series 2010-1, Class WA, VAR, 6.200%, 02/25/40	2,773
1,637		Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	1,834
3,290		Series 2010-16, Class WB, VAR, 6.243%, 03/25/40	3,780
698		Series 2010-23, Class KS, IF, IO, 6.879%, 02/25/40	89
876		Series 2010-35, Class SB, IF, IO, 6.199%, 04/25/40	171
392		Series 2010-39, Class OT, PO, 10/25/35	358
832		Series 2010-40, Class FJ, VAR, 0.821%, 04/25/40	838
392		Series 2010-42, Class S, IF, IO, 6.179%, 05/25/40	76
1,204		Series 2010-43, Class FD, VAR, 0.821%, 05/25/40	1,218
1,073		Series 2010-49, Class SC, IF, 12.218%, 03/25/40	1,329
792		Series 2010-61, Class WA, VAR, 5.956%, 06/25/40	908
3,526		Series 2010-68, Class SA, IF, IO, 4.779%, 07/25/40	396
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,144
2,011		Series 2010-103, Class SB, IF, IO, 5.879%, 11/25/49	313
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,328
357		Series 2010-123, Class FL, VAR, 0.651%, 11/25/40	359
3,455		Series 2010-125, Class SA, IF, IO, 4.219%, 11/25/40	329
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,047
5,066		Series 2010-147, Class SA, IF, IO, 6.309%, 01/25/41	1,145
735		Series 2010-148, Class MA, 4.000%, 02/25/39	764
526		Series 2011-2, Class WA, VAR, 5.818%, 02/25/51	577
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,926
8,001		Series 2011-21, Class CV, 4.500%, 09/25/26	8,160
3,064		Series 2011-30, Class LS, IO, VAR, 1.790%, 04/25/41	226
3,187		Series 2011-39, Class ZA, 6.000%, 11/25/32	3,640
750		Series 2011-43, Class WA, VAR, 5.791%, 05/25/51	819
2,370		Series 2011-47, Class ZA, 5.500%, 07/25/38	2,543
2,610		Series 2011-56, Class VA, 5.000%, 09/25/40	2,704
1,482		Series 2011-58, Class WA, VAR, 5.442%, 07/25/51	1,642
473		Series 2011-75, Class FA, VAR, 0.771%, 08/25/41	480
2,630		Series 2011-118, Class LB, 7.000%, 11/25/41	3,099
4,808		Series 2011-118, Class MT, 7.000%, 11/25/41	5,666
4,837		Series 2011-118, Class NT, 7.000%, 11/25/41	5,697
2,165		Series 2012-21, Class WA, VAR, 5.584%, 03/25/52	2,406
2,664		Series 2012-58, Class FA, VAR, 0.721%, 03/25/39	2,684
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,155
1,132		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,061
6,478		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,773
3,487		Series 2013-92, Class PO, PO, 09/25/43	2,718
3,511		Series 2013-101, Class DO, PO, 10/25/43	2,750
928		Series 2014-44, Class B, 2.500%, 08/25/34	866
35		Series G92-7, Class JQ, 8.500%, 01/25/22	39
5		Series G92-12, Class B, 7.700%, 02/25/22	5
7		Series G92-14, Class Z, 7.000%, 02/25/22	7
–	(h)	Series G92-27, Class SQ, HB, IF, 11,774.416%, 05/25/22	3
9		Series G92-42, Class Z, 7.000%, 07/25/22	9
77		Series G92-44, Class ZQ, 8.000%, 07/25/22	80
38		Series G92-54, Class ZQ, 7.500%, 09/25/22	41
83		Series G92-61, Class Z, 7.000%, 10/25/22	91
8		Series G92-62, Class B, PO, 10/25/22	8
55		Series G93-1, Class KA, 7.900%, 01/25/23	62

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
38	Series G93-17, Class SI, IF, 6.000%, 04/25/23	43
307	Series G94-7, Class PJ, 7.500%, 05/17/24	350
58	Series G97-2, Class ZA, 8.500%, 02/17/27	71
	Federal National Mortgage Association REMIC Trust,
948	Series 2001-W3, Class A, VAR, 6.828%, 09/25/41	1,068
4,032	Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	72
348	Series 2003-W1, Class 1A1, VAR, 5.741%, 12/25/42	393
220	Series 2003-W1, Class 2A, VAR, 6.411%, 12/25/42	254
53	Series 2003-W4, Class 2A, VAR, 6.356%, 10/25/42	62
1	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	1
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,489
791	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	923
372	Series 2006-W3, Class 1AF1, VAR, 0.461%, 10/25/46	372
424	Series 2006-W3, Class 2A, 6.000%, 09/25/46	473
824	Series 2007-W2, Class 1A1, VAR, 0.541%, 03/25/37	825
362	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	400
63	Series 2007-W7, Class 1A4, HB, IF, 37.854%, 07/25/37	99
2,721	Series 2009-W1, Class A, 6.000%, 12/25/49	3,147
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
206	Series 213, Class 2, IO, 8.000%, 03/25/23	46
7	Series 265, Class 2, 9.000%, 03/25/24	9
15	Series 285, Class 1, PO, 02/25/27	14
331	Series 293, Class 1, PO, 12/25/24	315
292	Series 300, Class 1, PO, 09/25/24	275
330	Series 331, Class 13, IO, 7.000%, 11/25/32	75
300	Series 339, Class 18, IO, 4.500%, 07/25/18	13
294	Series 339, Class 21, IO, 4.500%, 08/25/18	9
272	Series 339, Class 28, IO, 5.500%, 08/25/18	12
171	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	35
596	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	30
393	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	84
494	Series 356, Class 3, IO, 5.000%, 01/25/35	99
732	Series 356, Class 39, IO, 5.000%, 01/25/20	50
678	Series 365, Class 8, IO, 5.500%, 05/25/36	148
94	Series 368, Class 3, IO, 4.500%, 11/25/20	5
241	Series 374, Class 5, IO, 5.500%, 08/25/36	54
596	Series 383, Class 32, IO, 6.000%, 01/25/38	112
106	Series 393, Class 6, IO, 5.500%, 04/25/37	21
2,812	Series 412, Class F2, VAR, 0.721%, 08/25/42	2,782
	Federal National Mortgage Association Trust,
362	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	415
337	Series 2003-W8, Class 2A, 7.000%, 10/25/42	389
336	Series 2003-W8, Class 3F1, VAR, 0.621%, 05/25/42	337
518	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	605
494	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	573
1,007	Series 2005-W3, Class 2AF, VAR, 0.441%, 03/25/45	1,010
381	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	432
2,286	Series 2005-W4, Class 3A, VAR, 2.345%, 06/25/45	2,395
543	Series 2006-W2, Class 1AF1, VAR, 0.441%, 02/25/46	542
	Government National Mortgage Association,
583	Series 1994-7, Class PQ, 6.500%, 10/16/24	661
197	Series 1999-4, Class ZB, 6.000%, 02/20/29	220
5	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	7
95	Series 2000-9, Class Z, 8.000%, 06/20/30	113
464	Series 2000-9, Class ZJ, 8.500%, 02/16/30	547
348	Series 2000-10, Class ZP, 7.500%, 02/16/30	398
199	Series 2000-12, Class ST, HB, IF, 38.535%, 02/16/30	310
423	Series 2000-21, Class Z, 9.000%, 03/16/30	514
30	Series 2000-36, Class HC, 7.330%, 11/20/30	36

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
695	Series 2001-21, Class PE, 6.500%, 05/16/31	794
122	Series 2001-31, Class SJ, HB, IF, 27.276%, 02/20/31	224
91	Series 2001-35, Class SA, IF, IO, 8.053%, 08/16/31	31
95	Series 2001-36, Class S, IF, IO, 7.853%, 08/16/31	33
29	Series 2001-55, Class SF, HB, IF, 25.556%, 11/20/31	56
398	Series 2002-4, Class TD, 7.000%, 01/20/32	474
365	Series 2002-24, Class AG, IF, IO, 7.753%, 04/16/32	83
94	Series 2002-24, Class SB, IF, 11.630%, 04/16/32	130
291	Series 2002-24, Class Z, 8.500%, 04/16/32	331
626	Series 2002-31, Class SE, IF, IO, 7.303%, 04/16/30	124
24	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	29
209	Series 2002-40, Class UK, 6.500%, 06/20/32	242
66	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	87
121	Series 2002-45, Class QE, 6.500%, 06/20/32	139
148	Series 2002-47, Class PG, 6.500%, 07/16/32	174
62	Series 2002-70, Class PS, IF, IO, 7.493%, 08/20/32	3
705	Series 2003-11, Class SK, IF, IO, 7.503%, 02/16/33	126
17	Series 2003-24, Class PO, PO, 03/16/33	15
598	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	120
293	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	8
2,220	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,450
45	Series 2003-90, Class PO, PO, 10/20/33	40
635	Series 2003-112, Class SA, IF, IO, 6.353%, 12/16/33	141
699	Series 2003-112, Class TS, IF, IO, 6.743%, 10/20/32	19
149	Series 2004-28, Class S, IF, 19.121%, 04/16/34	221
229	Series 2004-46, Class AO, PO, 06/20/34	210
62	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	74
123	Series 2004-73, Class AE, IF, 14.449%, 08/17/34	152
2,085	Series 2004-73, Class JL, IF, IO, 6.353%, 09/16/34	400
52	Series 2004-85, Class PO, PO, 01/17/33	52
747	Series 2004-90, Class SI, IF, IO, 5.893%, 10/20/34	120
187	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	204
555	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	35
125	Series 2005-35, Class FL, VAR, 0.557%, 03/20/32	126
2,447	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	461
308	Series 2005-68, Class DP, IF, 15.959%, 06/17/35	432
1,487	Series 2005-68, Class KI, IF, IO, 6.093%, 09/20/35	284
1,747	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,951
607	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	135
264	Series 2006-16, Class OP, PO, 03/20/36	243
177	Series 2006-22, Class AO, PO, 05/20/36	162
162	Series 2006-34, Class PO, PO, 07/20/36	148
578	Series 2006-38, Class SW, IF, IO, 6.293%, 06/20/36	65
226	Series 2006-59, Class SD, IF, IO, 6.493%, 10/20/36	41
1,414	Series 2007-17, Class JI, IF, IO, 6.613%, 04/16/37	289
194	Series 2007-17, Class JO, PO, 04/16/37	179
124	Series 2007-25, Class FN, VAR, 0.497%, 05/16/37	124
764	Series 2007-26, Class SC, IF, IO, 5.993%, 05/20/37	139
95	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	2
38	Series 2007-28, Class BO, PO, 05/20/37	34
658	Series 2007-31, Class AO, PO, 05/16/37	616
43	Series 2007-36, Class HO, PO, 06/16/37	39
857	Series 2007-36, Class SE, IF, IO, 6.273%, 06/16/37	168
1,109	Series 2007-36, Class SG, IF, IO, 6.263%, 06/20/37	212
744	Series 2007-40, Class SD, IF, IO, 6.543%, 07/20/37	137
749	Series 2007-42, Class SB, IF, IO, 6.543%, 07/20/37	140
301	Series 2007-45, Class QA, IF, IO, 6.433%, 07/20/37	60
526	Series 2007-50, Class AI, IF, IO, 6.568%, 08/20/37	83
106	Series 2007-53, Class SW, IF, 19.585%, 09/20/37	150

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
831	Series 2007-57, Class PO, PO, 03/20/37	781
474	Series 2007-71, Class SB, IF, IO, 6.493%, 07/20/36	28
1,729	Series 2007-74, Class SL, IF, IO, 6.343%, 11/16/37	293
581	Series 2007-76, Class SA, IF, IO, 6.323%, 11/20/37	108
874	Series 2007-79, Class SY, IF, IO, 6.343%, 12/20/37	162
114	Series 2008-1, Class PO, PO, 01/20/38	103
468	Series 2008-2, Class MS, IF, IO, 6.963%, 01/16/38	99
326	Series 2008-10, Class S, IF, IO, 5.623%, 02/20/38	51
1,372	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	292
230	Series 2008-20, Class PO, PO, 09/20/37	219
216	Series 2008-29, Class PO, PO, 02/17/33	205
728	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	84
288	Series 2008-33, Class XS, IF, IO, 7.503%, 04/16/38	73
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,595
740	Series 2008-36, Class SH, IF, IO, 6.093%, 04/20/38	125
2,512	Series 2008-40, Class SA, IF, IO, 6.203%, 05/16/38	475
393	Series 2008-55, Class SA, IF, IO, 5.993%, 06/20/38	63
201	Series 2008-60, Class PO, PO, 01/20/38	199
2,192	Series 2008-62, Class SA, IF, IO, 5.943%, 07/20/38	390
156	Series 2008-71, Class SC, IF, IO, 5.793%, 08/20/38	23
588	Series 2008-93, Class AS, IF, IO, 5.493%, 12/20/38	90
1,541	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	302
435	Series 2008-96, Class SL, IF, IO, 5.793%, 12/20/38	68
546	Series 2009-6, Class SA, IF, IO, 5.903%, 02/16/39	84
916	Series 2009-10, Class SA, IF, IO, 5.743%, 02/20/39	131
616	Series 2009-10, Class SL, IF, IO, 6.303%, 03/16/34	34
2,843	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	570
537	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	125
608	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	144
421	Series 2009-24, Class DS, IF, IO, 6.093%, 03/20/39	28
375	Series 2009-25, Class SE, IF, IO, 7.393%, 09/20/38	77
221	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	41
496	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	99
1,147	Series 2009-42, Class SC, IF, IO, 5.873%, 06/20/39	166
580	Series 2009-43, Class SA, IF, IO, 5.743%, 06/20/39	79
3,235	Series 2009-54, Class JZ, 5.500%, 07/20/39	3,608
1,086	Series 2009-64, Class SN, IF, IO, 5.903%, 07/16/39	131
238	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	31
900	Series 2009-67, Class SA, IF, IO, 5.853%, 08/16/39	146
1,495	Series 2009-72, Class SM, IF, IO, 6.053%, 08/16/39	252
511	Series 2009-79, Class OK, PO, 11/16/37	441
1,834	Series 2009-102, Class SM, IF, IO, 6.203%, 06/16/39	170
1,096	Series 2009-104, Class AB, 7.000%, 08/16/39	1,236
1,738	Series 2009-106, Class AS, IF, IO, 6.203%, 11/16/39	303
1,929	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	319
1,655	Series 2009-121, Class VA, 5.500%, 11/20/20	1,748
194	Series 2010-14, Class AO, PO, 12/20/32	188
265	Series 2010-14, Class BO, PO, 11/20/35	249
1,861	Series 2010-14, Class CO, PO, 08/20/35	1,737
871	Series 2010-14, Class QP, 6.000%, 12/20/39	912
2,069	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	2,343
1,027	Series 2010-103, Class WA, VAR, 5.737%, 08/20/34	1,156
1,162	Series 2010-129, Class AW, VAR, 6.125%, 04/20/37	1,303
1,043	Series 2010-130, Class CP, 7.000%, 10/16/40	1,228
3,268	Series 2010-157, Class OP, PO, 12/20/40	3,009
32,900	Series 2010-H17, Class XQ, VAR, 5.241%, 07/20/60	35,720
2,781	Series 2011-22, Class WA, VAR, 5.951%, 02/20/37	3,098
3,407	Series 2011-97, Class WA, VAR, 6.103%, 11/20/38	3,850

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,535	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	5,110
3,240	Series 2011-163, Class WA, VAR, 5.850%, 12/20/38	3,683
5,804	Series 2012-24, Class WA, VAR, 5.588%, 07/20/41	6,618
6,721	Series 2012-52, Class WA, VAR, 6.143%, 04/20/38	7,770
1,677	Series 2012-59, Class WA, VAR, 5.569%, 08/20/38	1,912
9,007	Series 2012-138, Class PT, VAR, 3.945%, 11/16/42	9,241
8,857	Series 2012-141, Class WA, VAR, 4.527%, 11/16/41	9,611
8,753	Series 2012-141, Class WB, VAR, 3.983%, 09/16/42	9,134
5,480	Series 2012-141, Class WC, VAR, 3.742%, 01/20/42	5,727
20,559	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	20,521
5,022	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	5,022
5,135	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,160
16,928	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	16,959
17,770	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	17,692
8,273	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	8,258
7,485	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	7,487
8,555	Series 2012-H24, Class FD, VAR, 0.785%, 09/20/62	8,559
4,898	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	4,889
7,308	Series 2012-H26, Class JA, VAR, 0.745%, 10/20/61	7,307
13,490	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	13,488
6,703	Series 2012-H27, Class FB, VAR, 0.695%, 10/20/62	6,696
9,348	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	9,311
2,858	Series 2012-H30, Class JA, VAR, 0.675%, 01/20/60	2,860
2,740	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	2,740
9,095	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	9,010
3,345	Series 2013-26, Class AK, VAR, 4.664%, 09/20/41	3,604
4,088	Series 2013-54, Class WA, VAR, 4.695%, 11/20/42	4,444
1,331	Series 2013-75, Class WA, VAR, 5.225%, 06/20/40	1,482
11,204	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,125
4,898	Series 2013-H01, Class JA, VAR, 0.515%, 01/20/63	4,843
5,734	Series 2013-H01, Class TA, VAR, 0.695%, 01/20/63	5,728
639	Series 2013-H02, Class HF, VAR, 0.495%, 11/20/62	638
3,545	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	3,540
15,079	Series 2013-H04, Class BA, 1.650%, 02/20/63	14,974
3,621	Series 2013-H04, Class SA, VAR, 0.615%, 02/20/63	3,576
1,691	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	1,687
2,424	Series 2013-H07, Class GA, VAR, 0.665%, 03/20/63	2,428
6,568	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	6,505
12,825	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,853
4,425	Series 2013-H07, Class MA, VAR, 0.745%, 04/20/62	4,423
2,244	Series 2013-H08, Class BF, VAR, 0.595%, 03/20/63	2,225
4,726	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	4,700
5,589	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,544
3,340	Series 2014-188, Class W, VAR, 4.689%, 10/20/41	3,622
1,211	Series 2014-H17, Class FC, VAR, 0.695%, 07/20/64	1,200
2,347	Series 2015-91, Class W, VAR, 5.236%, 05/20/40	2,604
929	Series 2015-137, Class WA, VAR, 5.482%, 01/20/38	1,042
6,968	Series 2015-H23, Class FB, VAR, 0.715%, 09/20/65	6,924
6,212	Series 2015-H26, Class FG, VAR, 0.715%, 10/20/65	6,167
6,000	Series 2015-H29, Class FL, VAR, 0.798%, 11/20/65	5,967
	Vendee Mortgage Trust,
3,016	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,390
442	Series 1996-1, Class 1Z, 6.750%, 02/15/26	508
245	Series 1996-2, Class 1Z, 6.750%, 06/15/26	279
491	Series 1997-1, Class 2Z, 7.500%, 02/15/27	573
358	Series 1998-1, Class 2E, 7.000%, 03/15/28	426

		823,306

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 10.4%
	Ajax Mortgage Loan Trust,
3,881	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	3,844
1,724	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	1,713
1,226	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,227
1,018	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,018
	Alternative Loan Trust,
465	Series 2002-11, Class M, 6.500%, 10/25/32	455
166	Series 2003-6T2, Class A6, 5.500%, 06/25/33	168
1,688	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,701
29	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	29
954	Series 2005-1CB, Class 1A6, IF, IO, 6.879%, 03/25/35	198
4,714	Series 2005-20CB, Class 3A8, IF, IO, 4.529%, 07/25/35	579
3,396	Series 2005-22T1, Class A2, IF, IO, 4.849%, 06/25/35	515
147	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	117
6,338	Series 2005-37T1, Class A2, IF, IO, 4.829%, 09/25/35	1,022
1,109	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,016
6,607	Series 2005-54CB, Class 1A2, IF, IO, 4.629%, 11/25/35	747
32	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	32
733	Series 2005-57CB, Class 3A2, IF, IO, 4.879%, 12/25/35	99
513	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	485
632	Series 2005-86CB, Class A11, 5.500%, 02/25/36	573
1,443	Series 2005-J1, Class 1A4, IF, IO, 4.879%, 02/25/35	107
17,609	Series 2006-7CB, Class 1A2, IF, IO, 5.079%, 05/25/36	2,748
681	Series 2006-26CB, Class A9, 6.500%, 09/25/36	593
	American General Mortgage Loan Trust,
247	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	255
1,017	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,023
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	925
	ASG Resecuritization Trust,
246	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	244
57	Series 2009-2, Class G60, VAR, 4.620%, 05/24/36 (e)	57
1,295	Series 2009-3, Class A65, VAR, 2.088%, 03/26/37 (e)	1,290
152	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	152
123	Series 2010-1, Class A85, VAR, 0.594%, 02/27/36 (e)	120
2,123	Series 2010-2, Class A60, VAR, 1.793%, 01/28/37 (e)	2,094
611	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	554
1,335	Series 2011-1, Class 3A50, VAR, 2.618%, 11/28/35 (e)	1,315
51	Series 2011-2, Class A48S, HB, IF, 23.489%, 02/28/36 (e)	62
	Banc of America Alternative Loan Trust,
140	Series 2003-3, Class APO, PO, 05/25/33	114
632	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	657
396	Series 2003-7, Class 2A4, 5.000%, 09/25/18	400
371	Series 2003-11, Class 2A1, 6.000%, 01/25/34	386
201	Series 2003-11, Class PO, PO, 01/25/34	175
446	Series 2004-1, Class 1A1, 6.000%, 02/25/34	474
71	Series 2004-1, Class 5A1, 5.500%, 02/25/19	73
2,101	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	450
1,715	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	376
	Banc of America Funding Trust,
145	Series 2004-1, Class PO, PO, 03/25/34	120
534	Series 2004-3, Class 1A1, 5.500%, 10/25/34	555
406	Series 2004-C, Class 1A1, VAR, 3.084%, 12/20/34	401
523	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	88
133	Series 2005-4, Class 30PO, PO, 08/25/35	108
392	Series 2005-6, Class 2A7, 5.500%, 10/25/35	385
47	Series 2005-7, Class 30PO, PO, 11/25/35	38
207	Series 2005-8, Class 30PO, PO, 01/25/36	144

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,157	Series 2005-E, Class 4A1, VAR, 2.815%, 03/20/35	1,151
750	Series 2010-R11A, Class 1A6, VAR, 5.127%, 08/26/35 (e)	757
	Banc of America Mortgage Trust,
438	Series 2003-3, Class 1A7, 5.500%, 05/25/33	450
80	Series 2003-3, Class 2A1, VAR, 0.771%, 05/25/18	78
131	Series 2003-6, Class 2A1, VAR, 0.671%, 08/25/18	130
121	Series 2003-8, Class 2A5, 5.000%, 11/25/18	122
83	Series 2003-8, Class APO, PO, 11/25/33	69
75	Series 2003-9, Class 1A2, PO, 12/25/33	68
532	Series 2003-A, Class 4A1, VAR, 2.622%, 02/25/33	527
163	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	165
836	Series 2003-E, Class 2A2, VAR, 2.793%, 06/25/33	839
1,007	Series 2003-J, Class 3A2, VAR, 2.759%, 11/25/33	1,009
428	Series 2004-3, Class 15IO, IO, VAR, 0.241%, 04/25/19	1
365	Series 2004-3, Class 1A26, 5.500%, 04/25/34	371
78	Series 2004-4, Class APO, PO, 05/25/34	68
4,287	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	3
809	Series 2004-6, Class 1A3, 5.500%, 05/25/34	822
63	Series 2004-6, Class APO, PO, 07/25/34	57
31	Series 2004-9, Class 3A1, 6.500%, 09/25/32	32
527	Series 2004-C, Class 2A2, VAR, 2.703%, 04/25/34	527
483	Series 2004-J, Class 3A1, VAR, 3.097%, 11/25/34	475
	BCAP LLC Trust,
477	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	508
349	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	356
2,000	Series 2009-RR14, Class 3A2, VAR, 2.500%, 08/26/35 (e)	1,997
1,034	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	1,050
60	Series 2010-RR7, Class 16A1, VAR, 0.943%, 02/26/47 (e)	60
365	Series 2010-RR7, Class 1A5, VAR, 2.686%, 04/26/35 (e)	361
3,752	Series 2010-RR7, Class 2A1, VAR, 2.188%, 07/26/45 (e)	3,759
57	Series 2010-RR8, Class 3A3, VAR, 2.737%, 05/26/35 (e)	56
1,500	Series 2010-RR8, Class 3A4, VAR, 2.737%, 05/26/35 (e)	1,449
253	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	251
420	Series 2010-RR12, Class 4A5, VAR, 2.736%, 10/26/36 (e)	415
242	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	242
356	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	359
1,383	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,395
767	Series 2011-RR5, Class 11A3, VAR, 0.347%, 05/28/36 (e)	759
1,698	Series 2011-RR10, Class 2A1, VAR, 0.997%, 09/26/37 (e)	1,633
1,146	Series 2012-RR1, Class 5A1, VAR, 3.677%, 07/26/37 (e)	1,220
792	Series 2012-RR2, Class 1A1, VAR, 0.367%, 08/26/36 (e)	785
1,561	Series 2012-RR3, Class 2A5, VAR, 2.061%, 05/26/37 (e)	1,563
1,039	Series 2012-RR4, Class 8A3, VAR, 0.424%, 06/26/47 (e)	1,005
3,174	Series 2012-RR10, Class 1A1, VAR, 0.427%, 02/26/37 (e)	3,071
2,361	Series 2012-RR10, Class 3A1, VAR, 0.387%, 05/26/36 (e)	2,265
840	Series 2015-RR4, Class 1A1, VAR, 1.195%, 09/11/38 (e)	790
446	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.721%, 03/25/35	438
	Bear Stearns ARM Trust,
347	Series 2003-4, Class 3A1, VAR, 2.496%, 07/25/33	348
182	Series 2003-7, Class 3A, VAR, 2.540%, 10/25/33	182
507	Series 2004-1, Class 12A1, VAR, 2.769%, 04/25/34	503
221	Series 2004-2, Class 14A, VAR, 3.065%, 05/25/34	220
988	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	997
1,651	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	1,635
686	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	715
81	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	73

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Chase Mortgage Finance Trust,
238	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	241
3,034	Series 2007-A1, Class 1A3, VAR, 2.688%, 02/25/37	3,004
284	Series 2007-A1, Class 2A1, VAR, 2.657%, 02/25/37	284
325	Series 2007-A1, Class 7A1, VAR, 2.607%, 02/25/37	326
789	Series 2007-A1, Class 9A1, VAR, 2.646%, 02/25/37	782
685	Series 2007-A2, Class 2A1, VAR, 2.691%, 07/25/37	691
	CHL Mortgage Pass-Through Trust,
369	Series 2002-36, Class A22, 6.000%, 01/25/33	377
356	Series 2004-3, Class A26, 5.500%, 04/25/34	374
70	Series 2004-3, Class PO, PO, 04/25/34	62
998	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,037
128	Series 2004-7, Class 2A1, VAR, 2.511%, 06/25/34	126
561	Series 2004-13, Class 1A4, 5.500%, 08/25/34	580
190	Series 2004-HYB1, Class 2A, VAR, 2.572%, 05/20/34	181
780	Series 2004-HYB3, Class 2A, VAR, 2.302%, 06/20/34	741
567	Series 2004-HYB6, Class A3, VAR, 2.639%, 11/20/34	542
97	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	99
274	Series 2005-16, Class A23, 5.500%, 09/25/35	268
1,493	Series 2005-22, Class 2A1, VAR, 2.706%, 11/25/35	1,271
3,790	Series 2007-4, Class 1A52, IF, IO, 5.179%, 05/25/37	601
88	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	75
	Citigroup Global Markets Mortgage Securities VII, Inc.,
576	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	575
8	Series 2003-UP2, Class PO1, PO, 12/25/18	7
	Citigroup Mortgage Loan Trust,
1,496	Series 2008-AR4, Class 1A1A, VAR, 2.728%, 11/25/38 (e)	1,493
992	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,037
869	Series 2009-10, Class 1A1, VAR, 2.519%, 09/25/33 (e)	880
781	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	809
777	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	796
214	Series 2010-7, Class 10A1, VAR, 2.624%, 02/25/35 (e)	213
2,260	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,282
2,432	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	2,468
741	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	731
	Citigroup Mortgage Loan Trust, Inc.,
185	Series 2003-1, Class 2A5, 5.250%, 10/25/33	188
93	Series 2003-1, Class PO3, PO, 09/25/33	83
19	Series 2003-1, Class WA2, 6.500%, 06/25/31	19
22	Series 2003-1, Class WPO2, PO, 06/25/31	20
20	Series 2003-UP3, Class A3, 7.000%, 09/25/33	21
66	Series 2003-UST1, Class A1, 5.500%, 12/25/18	67
9	Series 2003-UST1, Class PO1, PO, 12/25/18	9
6	Series 2003-UST1, Class PO3, PO, 12/25/18	5
298	Series 2004-UST1, Class A3, VAR, 2.313%, 08/25/34	299
207	Series 2004-UST1, Class A6, VAR, 2.315%, 08/25/34	198
244	Series 2005-1, Class 2A1A, VAR, 2.569%, 04/25/35	193
608	Series 2005-2, Class 2A11, 5.500%, 05/25/35	632
742	Series 2005-5, Class 1A2, VAR, 2.890%, 08/25/35	536
	Credit Suisse First Boston Mortgage Securities Corp.,
905	Series 2003-1, Class DB1, VAR, 6.698%, 02/25/33	915
317	Series 2003-21, Class 1A4, 5.250%, 09/25/33	327
1,137	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,159
534	Series 2003-27, Class 5A4, 5.250%, 11/25/33	545
538	Series 2003-29, Class 1A1, 6.500%, 12/25/33	558
353	Series 2003-29, Class 5A1, 7.000%, 12/25/33	373
676	Series 2003-AR15, Class 3A1, VAR, 2.894%, 06/25/33	671

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
560	Series 2004-4, Class 2A4, 5.500%, 09/25/34	588
308	Series 2004-5, Class 3A1, 5.250%, 08/25/19	315
632	Series 2004-8, Class 1A4, 5.500%, 12/25/34	684
1,483	Series 2004-AR2, Class 2A1, VAR, 2.542%, 03/25/34	1,487
1,682	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	367
1,240	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	154
655	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	670
	CSMC,
11,353	Series 2010-11R, Class A6, VAR, 1.194%, 06/28/47 (e)	10,976
1,046	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,051
560	Series 2011-6R, Class 3A1, VAR, 2.923%, 07/28/36 (e)	563
1,473	Series 2012-3R, Class 1A1, VAR, 2.377%, 07/27/37 (e)	1,468
	CSMC Trust,
550	Series 2010-16, Class A3, VAR, 3.826%, 06/25/50 (e)	552
940	Series 2012-2R, Class 2A1, VAR, 2.454%, 03/27/47 (e)	928
322	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.813%, 02/25/20	331
7,329	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, VAR, 11/25/25	7,331
	First Horizon Alternative Mortgage Securities Trust,
927	Series 2004-AA4, Class A1, VAR, 2.356%, 10/25/34	915
24	Series 2005-AA5, Class 1A2, VAR, 2.309%, 07/25/35	—	(h)
498	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	434
6,710	Series 2007-FA4, Class 1A2, IF, IO, 5.429%, 08/25/37	1,382
	First Horizon Mortgage Pass-Through Trust,
223	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	222
379	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	379
761	Series 2005-AR1, Class 2A2, VAR, 2.608%, 04/25/35	757
	GMACM Mortgage Loan Trust,
344	Series 2003-AR1, Class A4, VAR, 3.136%, 10/19/33	341
1,411	Series 2003-AR2, Class 2A4, VAR, 3.057%, 12/19/33	1,386
48	Series 2003-J7, Class A10, 5.500%, 11/25/33	49
337	Series 2003-J7, Class A7, 5.000%, 11/25/33	339
55	Series 2003-J8, Class A, 5.250%, 12/25/33	57
528	Series 2004-J1, Class A20, 5.500%, 04/25/34	538
1,127	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,191
259	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	266
2,318	Series 2005-AR3, Class 3A4, VAR, 2.981%, 06/19/35	2,287
	GSMPS Mortgage Loan Trust,
462	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	475
219	Series 2004-4, Class 1AF, VAR, 0.621%, 06/25/34 (e)	190
437	Series 2005-RP2, Class 1AF, VAR, 0.571%, 03/25/35 (e)	375
2,601	Series 2005-RP3, Class 1AF, VAR, 0.571%, 09/25/35 (e)	2,215
1,182	Series 2005-RP3, Class 1AS, IO, VAR, 4.627%, 09/25/35 (e)	149
2,516	Series 2006-RP2, Class 1AS2, IF, IO, 5.846%, 04/25/36 (e)	303
	GSR Mortgage Loan Trust,
131	Series 2003-13, Class 1A1, VAR, 2.699%, 10/25/33	132
54	Series 2003-6F, Class A2, VAR, 0.621%, 09/25/32	51
534	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	549
406	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	420
53	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	63
951	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	982
1,203	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,245
151	Series 2005-5F, Class 8A3, VAR, 0.721%, 06/25/35	143
1,642	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,712
268	Series 2006-1F, Class 1AP, PO, 02/25/36	205
4,364	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,899
1,258	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,237

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,171	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,121
162	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.001%, 04/25/35	142
738	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	751
803	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.571%, 08/25/36	784
225	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 2.652%, 03/25/36	174
	JP Morgan Mortgage Trust,
362	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	373
228	Series 2004-A4, Class 1A1, VAR, 2.810%, 09/25/34	233
85	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	88
653	Series 2005-A1, Class 3A4, VAR, 2.711%, 02/25/35	666
1,144	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	1,148
910	Series 2006-A2, Class 5A2, VAR, 2.681%, 11/25/33	913
1,647	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	1,652
366	Series 2006-A3, Class 6A1, VAR, 2.741%, 08/25/34	367
421	Series 2007-A1, Class 5A2, VAR, 2.691%, 07/25/35	427
747	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	778
71	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	71
9	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	9
	Lehman Mortgage Trust,
487	Series 2006-2, Class 1A1, VAR, 5.984%, 04/25/36	435
371	Series 2007-6, Class 1A8, 6.000%, 07/25/37	337
778	Series 2008-2, Class 1A6, 6.000%, 03/25/38	614
513	LVII Resecuritization Trust, Series 2009-3, Class M4, VAR, 5.494%, 11/27/37 (e)	514
	MASTR Adjustable Rate Mortgages Trust,
156	Series 2004-3, Class 4A2, VAR, 2.380%, 04/25/34	146
40	Series 2004-4, Class 2A1, VAR, 2.065%, 05/25/34	36
307	Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	308
1,501	Series 2004-13, Class 3A7, VAR, 2.770%, 11/21/34	1,533
257	Series 2004-15, Class 3A1, VAR, 3.364%, 12/25/34	255
	MASTR Alternative Loan Trust,
272	Series 2003-4, Class 2A1, 6.250%, 06/25/33	287
187	Series 2003-8, Class 3A1, 5.500%, 12/25/33	198
213	Series 2003-8, Class 5A1, 5.000%, 11/25/18	219
93	Series 2003-9, Class 8A1, 6.000%, 01/25/34	94
87	Series 2004-1, Class 30PO, PO, 02/25/34	73
380	Series 2004-3, Class 2A1, 6.250%, 04/25/34	401
196	Series 2004-3, Class 30PO, PO, 04/25/34	152
174	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	39
255	Series 2004-5, Class 30PO, PO, 06/25/34	221
112	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	21
119	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	23
1,167	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,187
94	Series 2004-7, Class 30PO, PO, 08/25/34	73
373	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	78
155	Series 2004-10, Class 1A1, 4.500%, 09/25/19	157
2,043	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	510
	MASTR Asset Securitization Trust,
59	Series 2003-2, Class 1A1, 5.000%, 03/25/18	59
25	Series 2003-2, Class 2A1, 4.500%, 03/25/18	25
268	Series 2003-3, Class 3A18, 5.500%, 04/25/33	271
19	Series 2003-4, Class 3A2, 5.000%, 05/25/18	20
90	Series 2003-4, Class 5A1, 5.500%, 05/25/33	92
67	Series 2003-8, Class 1A1, 5.500%, 09/25/33	68
58	Series 2003-9, Class 15PO, PO, 10/25/18	55
5	Series 2003-10, Class 15PO, PO, 11/25/18	5
6	Series 2003-11, Class 15PO, PO, 12/25/18	6
154	Series 2003-12, Class 6A1, 5.000%, 12/25/33	156
43	Series 2004-1, Class 30PO, PO, 02/25/34	37

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
37		Series 2004-3, Class PO, PO, 03/25/34	33
32		Series 2004-4, Class 3A1, 4.500%, 04/25/19	32
35		Series 2004-8, Class 1A1, 4.750%, 08/25/19	36
33		Series 2004-8, Class PO, PO, 08/25/19	31
37		Series 2004-9, Class 5A1, 5.250%, 09/25/19	38
485		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	515
2,302		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.571%, 05/25/35 (e)	1,868
678		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	543
		Merrill Lynch Mortgage Investors Trust,
396		Series 2003-A, Class 2A2, VAR, 1.350%, 03/25/28	370
163		Series 2003-A4, Class 2A, VAR, 2.726%, 07/25/33	149
492		Series 2003-A5, Class 2A6, VAR, 2.419%, 08/25/33	496
1,196		Series 2003-E, Class A1, VAR, 0.841%, 10/25/28	1,143
1,886		Series 2003-F, Class A1, VAR, 0.861%, 10/25/28	1,840
620		Series 2004-1, Class 2A1, VAR, 2.215%, 12/25/34	622
678		Series 2004-A4, Class A2, VAR, 2.584%, 08/25/34	693
731		Series 2004-D, Class A2, VAR, 1.250%, 09/25/29	703
399		Series 2004-E, Class A2A, VAR, 1.227%, 11/25/29	385
68		Series 2005-A1, Class 3A, VAR, 2.723%, 12/25/34	68
7		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	7
781		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	822
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,263.375%, 04/20/21	—	(h)
		MortgageIT Trust,
470		Series 2005-1, Class 1A1, VAR, 0.861%, 02/25/35	458
208		Series 2005-5, Class A1, VAR, 0.481%, 12/25/35	188
475		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	472
		Nationstar HECM Loan Trust,
1,778		Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,778
1,964		Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,964
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
89		Series 2003-A1, Class A1, 5.500%, 05/25/33	92
41		Series 2003-A1, Class A2, 6.000%, 05/25/33	42
32		Series 2003-A1, Class A5, 7.000%, 04/25/33	33
6		Series 2003-A1, Class A7, 5.000%, 04/25/18	7
955		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	950
		Prime Mortgage Trust,
37		Series 2004-1, Class 2A3, 5.250%, 08/25/34	37
647		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	679
290		Series 2005-4, Class 2PO, PO, 10/25/35	104
444		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.528%, 05/25/35	448
		RALI Trust,
24		Series 2001-QS19, Class A2, 6.000%, 12/25/16	24
12		Series 2002-QS16, Class A3, IF, 16.161%, 10/25/17	12
757		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	797
133		Series 2003-QR24, Class A5, 4.000%, 07/25/33	133
9		Series 2003-QS1, Class A6, 4.250%, 01/25/33	9
49		Series 2003-QS3, Class A2, IF, 16.014%, 02/25/18	52
114		Series 2003-QS9, Class A3, IF, IO, 7.329%, 05/25/18	7
159		Series 2003-QS12, Class A2A, IF, IO, 7.379%, 06/25/18	11
70		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	3
3,273		Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,115
577		Series 2003-QS13, Class A5, VAR, 0.871%, 07/25/33	537
3,428		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	78
265		Series 2003-QS14, Class A1, 5.000%, 07/25/18	269
197		Series 2003-QS18, Class A1, 5.000%, 09/25/18	200
451		Series 2003-QS19, Class A1, 5.750%, 10/25/33	474

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
759	Series 2004-QA4, Class NB3, VAR, 3.939%, 09/25/34	757
217	Series 2004-QA6, Class NB2, VAR, 3.082%, 12/26/34	179
1,248	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,283
1,793	Series 2005-QA6, Class A32, VAR, 3.472%, 05/25/35	1,523
212	Series 2005-QA10, Class A31, VAR, 3.654%, 09/25/35	176
379	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	317
	RBSSP Resecuritization Trust,
783	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	840
218	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	229
309	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	313
630	Series 2009-12, Class 1A1, VAR, 6.959%, 11/25/33 (e)	661
582	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	586
1,207	Series 2012-3, Class 3A1, VAR, 0.347%, 09/26/36 (e)	1,160
5,051	Series 2012-6, Class 2A1, VAR, 0.357%, 10/26/36 (e)	4,941
	Residential Asset Securitization Trust,
7	Series 2002-A13, Class A4, 5.250%, 12/25/17	7
262	Series 2003-A5, Class A1, 5.500%, 06/25/33	267
133	Series 2003-A13, Class A3, 5.500%, 01/25/34	137
23	Series 2003-A14, Class A1, 4.750%, 02/25/19	23
634	Series 2004-IP2, Class 1A1, VAR, 2.683%, 12/25/34	639
4,125	Series 2005-A2, Class A4, IF, IO, 4.829%, 03/25/35	562
1,846	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	416
674	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	596
414	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	361
	RFMSI Trust,
462	Series 2003-S4, Class A4, 5.750%, 03/25/33	473
19	Series 2003-S13, Class A3, 5.500%, 06/25/33	19
40	Series 2003-S14, Class A4, PO, 07/25/18	38
102	Series 2003-S16, Class A3, 5.000%, 09/25/18	103
118	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	119
186	Series 2004-S6, Class 2A6, PO, 06/25/34	159
481	Series 2005-SA4, Class 1A1, VAR, 2.836%, 09/25/35	400
2	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	2
	Sequoia Mortgage Trust,
813	Series 2003-1, Class 1A, VAR, 0.967%, 04/20/33	780
1,160	Series 2004-8, Class A1, VAR, 0.907%, 09/20/34	1,104
1,182	Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	1,138
3,152	Series 2004-9, Class A1, VAR, 0.887%, 10/20/34	3,008
992	Series 2004-10, Class A1A, VAR, 0.827%, 11/20/34	949
	Springleaf Mortgage Loan Trust,
3,074	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,073
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,650
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,804
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,273
1,882	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,882
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,506
458	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.375%, 06/25/34	456
	Structured Asset Mortgage Investments II Trust,
1,311	Series 2004-AR5, Class 1A1, VAR, 0.863%, 10/19/34	1,253
2,192	Series 2005-AR5, Class A3, VAR, 0.453%, 07/19/35	2,093
1,897	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.416%, 12/25/33	1,902
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
170	Series 2003-32, Class 1A1, VAR, 5.253%, 11/25/33	172
525	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	535
214	Series 2003-33H, Class 1APO, PO, 10/25/33	199
559	Series 2003-34A, Class 3A3, VAR, 2.626%, 11/25/33	551
1,375	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,413

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
186	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	189
	Thornburg Mortgage Securities Trust,
106	Series 2003-4, Class A1, VAR, 0.861%, 09/25/43	103
107	Series 2004-1, Class II2A, VAR, 1.646%, 03/25/44	104
	WaMu Mortgage Pass-Through Certificates Trust,
15	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	16
660	Series 2003-AR7, Class A7, VAR, 2.414%, 08/25/33	664
515	Series 2003-AR8, Class A, VAR, 2.485%, 08/25/33	528
1,839	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	1,861
443	Series 2003-AR9, Class 2A, VAR, 2.564%, 09/25/33	440
1,326	Series 2003-AR11, Class A6, VAR, 2.533%, 10/25/33	1,343
580	Series 2003-S1, Class A5, 5.500%, 04/25/33	599
151	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	157
32	Series 2003-S7, Class A1, 4.500%, 08/25/18	32
124	Series 2003-S8, Class A6, 4.500%, 09/25/18	125
1,339	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,374
38	Series 2003-S9, Class P, PO, 10/25/33	31
121	Series 2004-AR3, Class A1, VAR, 2.460%, 06/25/34	122
817	Series 2004-AR3, Class A2, VAR, 2.460%, 06/25/34	827
392	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	398
120	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	123
219	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	228
1,987	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,082
171	Series 2006-AR10, Class 2P, VAR, 2.480%, 09/25/36	150
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
176	Series 2005-1, Class 1A1, 5.500%, 03/25/35	177
6,589	Series 2005-2, Class 1A4, IF, IO, 4.829%, 04/25/35	954
857	Series 2005-4, Class CB7, 5.500%, 06/25/35	811
106	Series 2005-4, Class DP, PO, 06/25/20	97
758	Series 2005-6, Class 2A4, 5.500%, 08/25/35	724
8,876	Series 2005-11, Class A4, IF, IO, 4.729%, 01/25/36	1,387
	Washington Mutual MSC Mortgage Pass-Through Certificates,
435	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	473
31	Series 2004-RA4, Class 1P, PO, 04/25/19	30
485	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	478
	Wells Fargo Mortgage-Backed Securities Trust,
1,135	Series 2003-G, Class A1, VAR, 2.615%, 06/25/33	1,144
226	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	227
62	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	63
119	Series 2004-B, Class A1, VAR, 2.519%, 02/25/34	119
760	Series 2004-EE, Class 2A1, VAR, 2.736%, 12/25/34	776
95	Series 2004-EE, Class 2A2, VAR, 2.736%, 12/25/34	97
466	Series 2004-EE, Class 3A1, VAR, 2.701%, 12/25/34	469
1,205	Series 2004-I, Class 1A1, VAR, 2.755%, 07/25/34	1,217
2,426	Series 2004-P, Class 2A1, VAR, 2.736%, 09/25/34	2,433
80	Series 2004-Q, Class 1A3, VAR, 2.740%, 09/25/34	80
2,339	Series 2004-S, Class A1, VAR, 2.742%, 09/25/34	2,391
1,741	Series 2004-U, Class A1, VAR, 2.725%, 10/25/34	1,737
576	Series 2004-V, Class 1A1, VAR, 2.729%, 10/25/34	581
123	Series 2005-9, Class 1APO, PO, 10/25/35	114
544	Series 2005-AR8, Class 2A1, VAR, 2.695%, 06/25/35	547
339	Series 2005-AR16, Class 2A1, VAR, 2.686%, 02/25/34	342
860	Series 2007-7, Class A7, 6.000%, 06/25/37	862
571	Series 2007-11, Class A14, 6.000%, 08/25/37	566

		271,514

	Total Collateralized Mortgage Obligations (Cost $1,061,856)	1,094,820

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 4.9%
	A10 Securitization LLC,
924	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	926
1,456	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,447
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	430
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	372
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.249%, 08/15/31 (e)	468
673	Series 2014-FL2, Class C, VAR, 2.699%, 08/15/31 (e)	668
350	Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	347
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,122
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,048
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,375
148	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	148
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,162
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,955
1,809	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,820
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,053
	COMM Mortgage Trust,
5,741	Series 2012-CR2, Class XA, IO, VAR, 1.993%, 08/15/45	503
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,617
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.000%, 07/10/45 (e)	2,083
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,239
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,565
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/55	1,588
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,614
479	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.136%, 11/17/26 (e)	478
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.021%, 07/10/38	710
1,938	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,976
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,697
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,231
857	Series K038, Class A2, 3.389%, 03/25/24	905
7,888	Series KF12, Class A, VAR, 0.943%, 09/25/22	7,888
545	Series KJ02, Class A2, 2.597%, 09/25/20	556
5,000	Series KPLB, Class A, 2.770%, 05/25/25	4,963
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,017
	Government National Mortgage Association,
1,928	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,024
1,928	Series 2014-168, Class VB, VAR, 3.496%, 06/16/47	2,039
2,769	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,809
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	850
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,470
18,641	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.778%, 11/10/39 (e)	55
	JP Morgan Chase Commercial Mortgage Securities Trust,
75,146	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	80
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	599
984	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,033
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,804
	LB-UBS Commercial Mortgage Trust,
24,867	Series 2006-C1, Class XCL, IO, VAR, 0.569%, 02/15/41 (e)	10
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	1,992

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
813	Series 2007-C2, Class A3, 5.430%, 02/15/40	840
920	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	959
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,044
	Morgan Stanley Capital I Trust,
246	Series 2007-T27, Class A4, VAR, 5.820%, 06/11/42	259
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,280
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,532
	Morgan Stanley Re-REMIC Trust,
3,764	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,717
4,269	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,246
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	2,007
4,287	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	4,298
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.197%, 08/25/29 (e)	509
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	345
704	Series 2015-2, Class C, VAR, 3.447%, 07/14/34 (e)	705
487	Series 2015-2, Class D, VAR, 4.197%, 07/14/34 (e)	487
1,177	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.447%, 12/15/31 (e)	1,174
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,150
1,137	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,153
981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.197%, 08/15/32 (e)	966
1,127	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	1,127
7,219	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.418%, 05/10/45 (e)	737
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,147
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,346
14,757	Series 2012-C2, Class XA, IO, VAR, 1.874%, 05/10/63 (e)	960
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	869
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,001
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,640
	Wachovia Bank Commercial Mortgage Trust,
128	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	128
70,230	Series 2006-C24, Class XC, IO, VAR, 0.264%, 03/15/45 (e)	2
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,030
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,502
1,042	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,042
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,355
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,247
750	Series 2013-C11, Class D, VAR, 4.319%, 03/15/45 (e)	701

	Total Commercial Mortgage-Backed Securities (Cost $126,280)	127,241

Mortgage Pass-Through Securities — 37.0%
	Federal Home Loan Mortgage Corp.,
163	ARM, 2.017%, 05/01/37	171
193	ARM, 2.135%, 08/01/36	203
96	ARM, 2.209%, 03/01/35	102
181	ARM, 2.217%, 10/01/36	190
329	ARM, 2.261%, 10/01/36	346
47	ARM, 2.271%, 02/01/37	50
270	ARM, 2.321%, 11/01/36	288
145	ARM, 2.355%, 12/01/33	155
696	ARM, 2.365%, 03/01/37	735
210	ARM, 2.375%, 01/01/35	222
184	ARM, 2.385%, 04/01/34	195
194	ARM, 2.417%, 11/01/36	206
225	ARM, 2.442%, 03/01/36	240
165	ARM, 2.480%, 02/01/37	175
19	ARM, 2.486%, 01/01/30	20
187	ARM, 2.495%, 05/01/36	199
182	ARM, 2.510%, 05/01/38	193
429	ARM, 2.516%, 11/01/36	456
210	ARM, 2.519%, 09/01/36	223
175	ARM, 2.524%, 11/01/36	186

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
254		ARM, 2.547%, 12/01/35	271
115		ARM, 2.548%, 09/01/37	123
112		ARM, 2.576%, 12/01/36	119
449		ARM, 2.598%, 06/01/36	478
90		ARM, 2.605%, 10/01/37	96
103		ARM, 2.657%, 07/01/37	110
104		ARM, 2.666%, 02/01/37	111
253		ARM, 2.674%, 04/01/38	271
91		ARM, 2.828%, 02/01/37	97
754		ARM, 2.966%, 10/01/36	803
307		ARM, 3.149%, 03/01/36	324
27		ARM, 6.335%, 10/01/36	29
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
39		4.500%, 10/01/18	40
56		5.000%, 12/01/18	57
447		5.500%, 06/01/17 - 12/01/22	484
353		6.000%, 06/01/17 - 03/01/22	366
144		6.500%, 02/01/17 - 03/01/22	151
33		7.000%, 03/01/17 - 07/01/17	34
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,606		4.000%, 02/01/32	1,724
1,087		5.500%, 05/01/27 - 03/01/28	1,223
332		6.000%, 12/01/22 - 02/01/24	375
454		6.500%, 01/01/28	518
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
157		4.000%, 10/01/33	167
4,913		4.500%, 05/01/41	5,321
3,977		5.000%, 08/01/40	4,383
2,603		5.500%, 01/01/33 - 03/01/40	2,915
448		6.000%, 11/01/28 - 12/01/33	512
2,379		6.500%, 05/01/24 - 03/01/38	2,759
772		7.000%, 07/01/29 - 10/01/36	909
50		7.500%, 09/01/38	62
18		8.500%, 08/01/30	18
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
792		7.500%, 01/01/32 - 12/01/36	936
338		10.000%, 10/01/30	375
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
26,853		3.500%, 10/01/32 - 06/01/43	27,984
12,441		4.000%, 09/01/32 - 10/01/42	13,259
945		5.500%, 02/01/18 - 12/01/35	996
1,917		6.000%, 02/01/33 - 04/01/36	2,111
3,155		6.500%, 11/01/36 - 10/17/38	3,540
–	(h)	7.000%, 03/01/16	—	(h)
26		10.500%, 07/20/21	27
8,417		Federal Home Loan Mortgage Corp. Gold Pools,30 Year, Single Family, 5.000%, 06/01/44	9,274
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		7.500%, 03/01/17 - 05/01/17	3
		Federal National Mortgage Association,
435		ARM, 1.587%, 08/01/34	451
285		ARM, 1.787%, 07/01/33	295
195		ARM, 1.791%, 01/01/33	203
1,996		ARM, 1.928%, 01/01/35	2,086
361		ARM, 1.952%, 02/01/35	374
183		ARM, 1.967%, 02/01/35	190
4		ARM, 1.979%, 03/01/19	4
493		ARM, 2.050%, 05/01/35	517
139		ARM, 2.070%, 04/01/34	145
185		ARM, 2.076%, 10/01/34	194
388		ARM, 2.100%, 09/01/36	407
142		ARM, 2.144%, 01/01/36	149
137		ARM, 2.200%, 06/01/35	144
97		ARM, 2.251%, 01/01/34	102
50		ARM, 2.262%, 04/01/34	51
235		ARM, 2.264%, 11/01/37	246
192		ARM, 2.324%, 09/01/34	203
241		ARM, 2.331%, 10/01/34	256
96		ARM, 2.345%, 05/01/35	102
66		ARM, 2.350%, 05/01/35	71
164		ARM, 2.356%, 06/01/34	175
138		ARM, 2.377%, 09/01/35	148
293		ARM, 2.379%, 10/01/34	309
144		ARM, 2.381%, 02/01/34	153
300		ARM, 2.384%, 11/01/33	319
229		ARM, 2.384%, 10/01/34	240
202		ARM, 2.405%, 08/01/34	214
58		ARM, 2.410%, 01/01/38	62
1,039		ARM, 2.423%, 04/01/35 - 12/01/37	1,104
329		ARM, 2.443%, 07/01/33	350
330		ARM, 2.454%, 04/01/35	349
231		ARM, 2.460%, 05/01/34	247
517		ARM, 2.491%, 07/01/37	551
265		ARM, 2.494%, 08/01/36	283
276		ARM, 2.514%, 10/01/36	293
272		ARM, 2.520%, 07/01/36	290
70		ARM, 2.527%, 11/01/33	73
13		ARM, 2.559%, 09/01/27	13
122		ARM, 2.561%, 07/01/37	131
256		ARM, 2.567%, 12/01/36	271
201		ARM, 2.575%, 12/01/36	213
354		ARM, 2.582%, 06/01/36	378
352		ARM, 2.634%, 10/01/34	375

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
192		ARM, 2.636%, 11/01/36	203
201		ARM, 2.685%, 09/01/33	216
185		ARM, 2.839%, 10/01/36	197
3,626		ARM, 2.925%, 03/01/36	3,849
29		ARM, 3.739%, 03/01/29	31
		Federal National Mortgage Association, 15 Year, Single Family,
113		4.500%, 03/01/19	117
734		5.000%, 06/01/18 - 08/01/24	776
991		5.500%, 11/01/18 - 11/01/23	1,043
580		6.000%, 06/01/16 - 08/01/21	602
590		6.500%, 08/01/16 - 02/01/24	644
165		7.000%, 05/01/17 - 08/01/21	172
11		7.500%, 03/01/17 - 10/01/17	11
		Federal National Mortgage Association, 20 Year, Single Family,
7,647		3.500%, 12/01/30 - 08/01/32	8,014
3,721		4.000%, 01/01/35	3,999
290		6.000%, 09/01/29	328
801		6.500%, 05/01/22 - 12/01/27	918
26		7.500%, 09/01/21	28
		Federal National Mortgage Association, 30 Year, FHA/VA,
47		6.000%, 09/01/33	52
2,754		6.500%, 02/01/29 - 08/01/39	3,135
107		7.000%, 10/01/28 - 02/01/33	120
40		8.000%, 06/01/28	46
9		8.500%, 03/01/30 - 06/01/30	10
111		9.000%, 05/01/18 - 06/01/31	125
5		10.000%, 07/01/19	5
4		10.500%, 11/01/18	4
7		11.000%, 04/01/19	7
		Federal National Mortgage Association, 30 Year, Single Family,
4,810		3.500%, 03/01/43	4,993
1,756		4.000%, 08/01/33 - 04/01/34	1,869
876		4.500%, 05/01/29 - 09/01/34	950
971		5.000%, 06/01/33 - 09/01/35	1,089
3,017		5.500%, 11/01/32 - 05/01/40	3,439
3,271		6.000%, 12/01/28 - 11/01/38	3,746
2,734		6.500%, 11/01/29 - 09/01/38	3,174
3,275		7.000%, 04/01/20 - 01/01/39	3,878
2,245		7.500%, 08/01/36 - 04/01/39	2,790
578		8.000%, 03/01/27 - 10/01/36	688
80		8.500%, 12/01/27 - 02/01/30	89
–	(h)	9.000%, 04/01/26	—	(h)
5		9.500%, 07/01/28	6
4		10.000%, 02/01/24	4
		Federal National Mortgage Association, Other,
1,971		VAR, 0.573%, 03/01/25	1,971
1,971		VAR, 0.663%, 08/01/22	1,972
5,000		VAR, 0.813%, 12/01/20	4,998
3,707		VAR, 0.993%, 03/01/22	3,706
114		VAR, 2.500%, 08/01/34	121
2,371		VAR, 6.070%, 11/01/18	2,497
2,000		1.690%, 12/01/19	1,984
1,912		1.750%, 06/01/20	1,897
2,830		2.000%, 12/01/20	2,840
20,000		2.010%, 06/01/20	20,041
4,114		2.150%, 01/01/23	4,063
1,661		2.240%, 12/01/22	1,650
8,093		2.340%, 12/01/22 - 01/01/23	8,071
12,101		2.370%, 11/01/22 - 12/01/22	12,088
1,899		2.380%, 11/01/22	1,900
713		2.395%, 01/01/22	718
6,000		2.400%, 12/01/22 - 02/01/23	5,980
5,686		2.410%, 11/01/22	5,689
3,310		2.420%, 12/01/22	3,311
5,908		2.460%, 02/01/23	5,925
2,911		2.470%, 09/01/22 - 11/01/22	2,919
5,500		2.500%, 04/01/23	5,527
4,940		2.510%, 10/01/22 - 06/01/23	4,971
13,693		2.520%, 10/01/22 - 05/01/23	13,715
11,436		2.530%, 10/01/22 - 12/01/22	11,519
2,500		2.590%, 11/01/21	2,538
5,119		2.600%, 06/01/22	5,188
2,600		2.630%, 09/01/21 - 11/01/21	2,650
1,926		2.640%, 04/01/23	1,945
10,320		2.650%, 08/01/22 - 03/01/23	10,445
2,000		2.660%, 12/01/22	2,075
8,623		2.670%, 07/01/22	8,754
5,765		2.690%, 07/01/22	5,861
5,000		2.700%, 04/01/25	4,957
6,533		2.750%, 03/01/22 - 07/01/22	6,671
7,000		2.760%, 06/01/22	7,139
11,682		2.790%, 06/01/22 - 06/01/27	11,912
1,730		2.810%, 05/01/27	1,705
9,250		2.830%, 07/01/22 - 05/01/27	9,311
8,013		2.860%, 05/01/22 - 08/01/22	8,226
1,300		2.870%, 09/01/27	1,278
1,510		2.890%, 01/01/25	1,518
9,664		2.900%, 05/01/22 - 12/01/24	9,920
3,000		2.920%, 05/01/30	3,044
3,760		2.940%, 05/01/22	3,877
2,000		2.950%, 12/01/24	2,025
4,500		2.950%, 11/01/25	4,523
2,055		2.960%, 06/01/30	2,012

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,000	2.970%, 06/01/30	2,901
4,962	2.980%, 03/01/22 - 06/01/22	5,126
4,860	2.990%, 02/01/22 - 01/01/25	4,981
9,130	3.000%, 05/01/22 - 08/01/43	9,248
6,220	3.020%, 05/01/22 - 06/01/25	6,414
16,206	3.030%, 12/01/21 - 04/01/30	16,578
2,000	3.040%, 12/01/24	2,037
4,852	3.080%, 05/01/22 - 06/01/27	4,969
7,449	3.090%, 01/01/22	7,745
4,365	3.100%, 05/01/22 - 09/01/25	4,490
4,000	3.110%, 12/01/24	4,095
11,580	3.120%, 01/01/22 - 06/01/35	11,968
8,868	3.130%, 01/01/22 - 06/01/30	8,893
11,275	3.140%, 02/01/22 - 12/01/26	11,693
5,256	3.200%, 02/01/22 - 06/01/30	5,418
2,517	3.230%, 11/01/20	2,641
2,162	3.235%, 10/01/26	2,217
4,927	3.240%, 01/01/22	5,157
1,930	3.270%, 11/01/20	2,032
2,847	3.280%, 10/01/20	2,994
6,932	3.290%, 10/01/20 - 08/01/26	7,169
1,005	3.300%, 07/01/30	1,007
2,493	3.320%, 08/01/30	2,581
3,942	3.350%, 11/01/20	4,154
3,688	3.360%, 10/01/20	3,887
3,600	3.370%, 11/01/20	3,797
1,496	3.370%, 09/01/30	1,522
875	3.377%, 10/01/20	926
1,500	3.380%, 12/01/23	1,574
1,500	3.390%, 12/01/29	1,528
2,693	3.390%, 09/01/30	2,742
7,959	3.430%, 09/01/20 - 11/01/21	8,399
2,342	3.460%, 04/01/27	2,422
2,500	3.480%, 12/01/20	2,647
6,486	3.490%, 09/01/23	6,842
22,905	3.500%, 02/01/33 - 06/01/43	23,872
4,177	3.523%, 12/01/20	4,423
2,500	3.540%, 10/01/20	2,653
2,000	3.550%, 02/01/30	2,071
1,565	3.570%, 11/01/34	1,700
3,734	3.590%, 12/01/20 - 08/01/23	3,968
2,775	3.600%, 09/01/20	2,948
2,461	3.610%, 11/01/34	2,667
12,668	3.620%, 09/01/20	13,469
1,977	3.630%, 10/01/29	2,055
6,100	3.670%, 07/01/23	6,500
7,074	3.740%, 07/01/20 - 07/01/23	7,602
5,000	3.765%, 12/01/25	5,338
26,744	3.770%, 01/01/21 - 09/01/21	28,727
6,200	3.830%, 12/01/21	6,615
1,831	3.840%, 09/01/20	1,954
2,334	3.860%, 07/01/21	2,508
3,000	3.870%, 01/01/21	3,229
5,000	3.890%, 09/01/21	5,388
3,474	3.930%, 07/01/20 - 01/01/21	3,749
4,000	3.940%, 07/01/21	4,322
20,101	3.950%, 07/01/20 - 07/01/21	21,774
2,862	3.960%, 08/01/20	3,079
5,654	3.970%, 06/01/21 - 07/01/21	6,124
2,229	3.990%, 07/01/21	2,416
23,402	4.000%, 11/01/33 - 07/01/42	24,977
3,000	4.020%, 06/01/21	3,267
1,600	4.040%, 10/01/20	1,733
3,248	4.050%, 08/01/21	3,534
8,000	4.060%, 07/01/21	8,710
7,605	4.066%, 07/01/20	8,251
2,232	4.070%, 10/01/21	2,436
10,747	4.080%, 11/01/26	11,672
1,853	4.120%, 04/01/20	2,009
2,297	4.130%, 07/01/20	2,488
8,276	4.160%, 03/01/21 - 07/01/21	9,024
4,356	4.240%, 06/01/21	4,769
2,000	4.250%, 04/01/21	2,193
22,628	4.281%, 01/01/20	24,264
3,979	4.290%, 06/01/20	4,337
766	4.293%, 01/01/21	837
1,451	4.295%, 06/01/21	1,592
1,448	4.300%, 04/01/21	1,587
7,492	4.310%, 06/01/21	8,225
2,359	4.320%, 06/01/21	2,592
2,650	4.330%, 02/01/21 - 07/01/21	2,911
9,000	4.340%, 06/01/21	9,937
5,768	4.350%, 04/01/20 - 02/01/21	6,298
3,892	4.380%, 01/01/21 - 04/01/21	4,274
3,248	4.381%, 04/01/20	3,552
6,624	4.399%, 02/01/20	7,242
5,800	4.400%, 02/01/20	6,332
5,877	4.480%, 02/01/21 - 06/01/21	6,515
142	4.500%, 08/01/33	152
3,337	4.552%, 08/01/26	3,768
4,716	4.640%, 01/01/21	5,226
2,824	4.762%, 08/01/26	3,223
3,764	4.970%, 02/01/31	4,419
1,269	5.000%, 04/01/22 - 01/01/36	1,426
1,396	5.500%, 03/01/17 - 04/01/38	1,519
1,519	6.000%, 02/01/36 - 11/01/39	1,699
295	6.500%, 10/01/35 - 06/01/36	336
1,744	7.000%, 12/01/36 - 10/01/46	1,956
4	10.317%, 06/15/21	4
2	11.000%, 08/20/20	2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
15		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	15
		Government National Mortgage Association II, 30 Year, Single Family,
3,003		4.250%, 12/20/44	3,270
523		5.500%, 09/20/39	581
2,669		6.000%, 08/20/39	3,040
1,950		6.500%, 10/20/33 - 01/20/39	2,251
13		7.500%, 02/20/28 - 09/20/28	16
21		8.000%, 06/20/26 - 10/20/27	26
14		8.500%, 03/20/25 - 05/20/25	15
		Government National Mortgage Association II, Other,
2,917		4.433%, 05/20/63	3,154
2,032		4.462%, 05/20/63	2,196
3,086		4.479%, 04/20/63	3,336
148		6.000%, 11/20/38	158
		Government National Mortgage Association, 15 Year, Single Family,
77		6.000%, 06/15/18	80
7		7.000%, 10/15/16	7
5		7.500%, 11/15/17	5
		Government National Mortgage Association, 30 Year, Single Family,
73		6.375%, 08/15/26	84
1,728		6.500%, 03/15/23 - 04/15/33	1,990
1,511		7.000%, 09/15/31 - 03/15/37	1,759
54		7.500%, 11/15/22 - 01/15/33	57
2		8.000%, 09/15/22	2
6		9.000%, 01/15/31	6
249		9.500%, 10/15/24	273
–	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
307		6.500%, 08/15/22 - 11/15/23	352
39		7.000%, 08/15/23	41

		Total Mortgage Pass-Through Securities (Cost $939,802)	963,602

U.S. Treasury Obligations — 1.0%
		U.S. Treasury Bonds,
200		4.375%, 02/15/38	253
200		4.500%, 05/15/38	258
		U.S. Treasury Coupon STRIPS,
2,300		1.836%, 05/15/20 (n)	2,129
140		1.930%, 08/15/23 (n)	118
2,350		2.228%, 02/15/24 (n)	1,951
6,000		2.319%, 05/15/21 (n)	5,401
1,500		2.325%, 05/15/22 (n)	1,311
500		2.563%, 05/15/23 (n)	425
1,000		2.566%, 11/15/22 (n)	862
2,360		2.606%, 02/15/23 (n)	2,022
750		2.973%, 02/15/33 (n)	457
500		3.228%, 08/15/30 (n)	332
800		3.252%, 02/15/30 (n)	541
800		3.313%, 08/15/31 (n)	515
650		5.741%, 11/15/30 (n)	429
500		5.892%, 02/15/29 (n)	350
200		6.068%, 08/15/28 (n)	143
		U.S. Treasury Notes,
700		1.750%, 10/31/20	702
4,300		1.750%, 05/15/23	4,210
2,500		2.000%, 10/31/21	2,519
1,000		2.125%, 12/31/21	1,014

		Total U.S. Treasury Obligations (Cost $25,315)	25,942

Loan Assignments — 0.0% (g)
		Financials — 0.0% (g)
		Real Estate Management & Development — 0.0% (g)
		Tricon Capital Group Inc., Revolving Loan, (Canada),
180		VAR, 0.500%, 06/12/17	179
633		VAR, 3.250%, 06/12/17	630

		Total Loan Assignments (Cost $813)	809

SHARES
Short-Term Investment — 8.3%
		Investment Company — 8.3%
216,747		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $216,747)	216,747

		Total Investments — 100.0% (Cost $2,546,159)	2,603,500
		Liabilities in Excess of Other Assets — 0.0% (g)	(930)

		NET ASSETS — 100.0%	$2,602,570

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,294
Aggregate gross unrealized depreciation	(17,953)

Net unrealized appreciation/depreciation	$57,341

Federal income tax cost of investments	$2,546,159

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$57,218	$117,121	$174,339
Collateralized Mortgage Obligations
Agency CMO	—	823,306	—	823,306
Non-Agency CMO	—	228,190	43,324	271,514

Total Collateralized Mortgage Obligations	—	1,051,496	43,324	1,094,820

Commercial Mortgage-Backed Securities	—	103,723	23,518	127,241
Mortgage Pass-Through Securities	—	963,602	—	963,602
U.S. Treasury Obligations	—	25,942	—	25,942
Loan Assignment
Financials	—	—	809	809
Short-Term Investment
Investment Company	216,747	—	—	216,747

Total Investments in Securities	$216,747	$2,201,981	$184,772	$2,603,500

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Mortgage- Backed Securities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$83,186	$15	$4,650	$121	$69,779	$(39,088)	$961	$(2,503)	$117,121
Collateralized Mortgage Obligations — Non-Agency CMO	77,307	333	(7,403)	35	—	(26,948)	—	—	43,324
Commercial Mortgage-Backed Securities	27,939	—	(520)	(1,050)	2,971	(5,822)	—	—	23,518
Loan Assignments — Financials	6,059	—	49	—	2,096	(7,395)	—	—	809

Total	$194,491	$348	$(3,224)	$(894)	$74,846	$(79,253)	$961	$(2,503)	$184,772

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(3,300,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$81,834	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 13.00% (1.09%)
			Constant Default Rate	0.00% - 50.00% (12.60%)
			Yield (Discount Rate of Cash Flows)	1.30%% - 6.59% (4.14%)

Asset-Backed Securities	81,834

	35,308	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (7.04%)
			Constant Default Rate	0.00% - 9.74% (5.26%)
			PSA Prepayment Model	367.00% (367.00%)
			Yield (Discount Rate of Cash Flows)	0.37% - 39.08% (5.86%)

Collateralized Mortgage Obligations	35,308

	8,948	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (35.72%)
			Yield (Discount Rate of Cash Flows)	1.05% - 5.42% (3.85%)

Commercial Mortgage-Backed Securities	8,948

Total	126,090

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $58,682,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 91.0% (t)
	Alabama — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,010

	Alaska — 1.2%
	Other Revenue — 0.5%
1,410	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,410

	Transportation — 0.7%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,272

	Total Alaska	3,682

	Arizona — 1.9%
	Housing — 0.0% (g)
95	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., GNMA/FNMA/FHLMC, 5.650%, 07/01/39	97

	Water & Sewer — 1.9%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,250
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,635

		5,885

	Total Arizona	5,982

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
120	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	120

	California — 2.5%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	914

	Housing — 0.1%
205	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	210

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,750	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, 3.125%, 11/03/25	1,767

	Other Revenue — 0.2%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	704

	Prerefunded — 0.3%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/18 (p)	1,114

	Transportation — 0.3%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,016

	Utility — 0.7%
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,327

	Total California	8,052

	Colorado — 1.7%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	722

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,189

	Housing — 0.3%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
35	Rev., GNMA COLL, 6.000%, 05/01/27	35
110	Rev., GNMA COLL, 6.150%, 11/01/34	113
319	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	334
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.300%, 11/01/31	25
225	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/39	230

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
180	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	183

		920

	Other Revenue — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,559

	Total Colorado	5,390

	Connecticut — 1.4%
	Education — 1.4%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	813
1,560	Series A, Rev., 5.250%, 11/15/23	1,792
1,500	Series A, Rev., 5.250%, 11/15/24	1,724

	Total Connecticut	4,329

	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
480	Series A-1, Rev., AMT, 4.900%, 07/01/29	509
270	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	272

	Total Delaware	781

	Florida — 12.2%
	Certificate of Participation/Lease — 2.6%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,714
3,000	The School Board of Miami-Dade County, Series D, COP, 5.000%, 02/01/27 (w)	3,536

		8,250

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,261

	Housing — 1.6%
455	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	455
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
895	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	934
810	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	858
985	Series B, Rev., GNMA COLL, 4.500%, 01/01/29	1,043
520	Hillsborough County Housing Finance Authority, Single Family Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	520
125	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/36	125
570	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.125%, 09/01/38	587
530	Pinellas County Housing Finance Authority, Multi-County Program, Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	544

		5,066

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	965
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	507

		1,472

	Other Revenue — 0.7%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.000%, 02/01/27 (w)	2,304

	Transportation — 1.5%
2,635	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	2,972
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,714

		4,686

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 3.0%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,027
2,000	Palm Beach County Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	2,317
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,149

		9,493

	Water & Sewer — 1.9%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, 5.500%, 10/01/22	6,214

	Total Florida	38,746

	Georgia — 4.9%
	Certificate of Participation/Lease — 1.9%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,990

	General Obligation — 1.8%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	5,823

	Housing — 0.2%
675	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	704

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
3,000	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,038

	Total Georgia	15,555

	Hawaii — 0.5%
	General Obligation — 0.5%
1,470	City & County of Honolulu, Series D, GO, 5.250%, 09/01/26	1,685

	Illinois — 1.4%
	General Obligation — 0.6%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,070

	Housing — 0.2%
	City of Aurora, Single Family Mortgage,
252	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/39	263
266	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	271
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27	25

		559

	Other Revenue — 0.2%
500	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	556

	Prerefunded — 0.4%
	City of Chicago, Single Family Mortgage,
105	Series C, Rev., GNMA/FNMA/FHLMC, 5.750%, 12/01/15 (p)	110
560	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16 (p)	602
595	Series K, Rev., FHLMC COLL, 5.350%, 12/01/16 (p)	653

		1,365

	Total Illinois	4,550

	Indiana — 1.8%
	Housing — 0.3%
	Indiana Housing & Community Development Authority, Home First Mortgage,
240	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	253
605	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	641

		894

	Other Revenue — 0.7%
2,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 5.000%, 11/01/22	2,324

	Utility — 0.5%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,414

	Water & Sewer — 0.3%
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,054

	Total Indiana	5,686

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Iowa — 0.6%
	Education — 0.5%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Rev., AMT, 5.000%, 12/01/18	551
1,000	Rev., AMT, 5.000%, 12/01/25	1,147

		1,698

	Housing — 0.1%
290	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	304

	Total Iowa	2,002

	Louisiana — 0.6%
	Housing — 0.6%
765	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	788
228	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	235
430	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	444
255	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/28	269

	Total Louisiana	1,736

	Maine — 0.3%
	Housing — 0.3%
	Maine State Housing Authority,
425	Series A-1, Rev., AMT, 4.500%, 11/15/28	449
325	Series B, Rev., 4.000%, 11/15/43	345

	Total Maine	794

	Maryland — 0.1%
	Housing — 0.1%
120	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	121
70	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	70

	Total Maryland	191

	Massachusetts — 7.8%
	Education — 0.7%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,099
1,060	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	1,122

		2,221

	General Obligation — 1.0%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,019

	Prerefunded — 0.1%
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/18/15 (p)	296

	Water & Sewer — 6.0%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,292
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	10,218
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,566

		19,076

	Total Massachusetts	24,612

	Michigan — 1.2%
	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,034

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,910

	Total Michigan	3,944

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — 2.7%
	Housing — 2.7%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
560	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	592
642	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	657
48	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	49
765	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	767
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
303	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	307
680	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	720
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
815	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	849
390	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	413
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,177
1,070	Rev., 5.250%, 08/01/25	1,237
825	Rev., 5.250%, 08/01/26	952
	Minnesota Housing Finance Agency, Residential Housing Finance,
550	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	572
60	Series D, Rev., AMT, 5.500%, 01/01/38	60

		8,352

	Prerefunded — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	42

	Total Minnesota	8,394

	Mississippi — 0.8%
	Housing — 0.8%
860	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.500%, 12/01/31	905
1,585	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	1,650

	Total Mississippi	2,555

	Missouri — 1.0%
	Housing — 0.3%
	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program,
150	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	156
325	Series E-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 03/01/37	328
435	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	462

		946

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,236

	Total Missouri	3,182

	Nevada — 0.5%
	Housing — 0.0% (g)
104	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	105

	Other Revenue — 0.5%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,446

	Total Nevada	1,551

	New Hampshire — 1.9%
	Education — 1.7%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,441
900	Rev., NATL-RE, 5.500%, 06/01/27	1,167

		5,608

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
515	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	548

	Total New Hampshire	6,156

	New Jersey — 2.5%
	Education — 0.3%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	272
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	554

		826

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,549

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	509

	Other Revenue — 0.8%
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,694

	Transportation — 0.7%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,228

	Total New Jersey	7,806

	New Mexico — 0.3%
	Housing — 0.3%
835	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	847

	New York — 10.1%
	Housing — 0.2%
570	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	602

	Other Revenue — 3.4%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,185
4,000	New York State Dormitory Authority, Sales Tax, Series B, Rev., 5.000%, 03/15/30	4,813
1,250	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., VAR, 2.000%, 05/01/20	1,261
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	465
1,660	Rev., 5.000%, 05/15/23	1,952
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,190

		10,866

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	6

	Special Tax — 1.1%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,256
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,086

		3,342

	Transportation — 3.4%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
3,000	Series A, Rev., 5.000%, 11/15/29	3,554
3,145	Series B, Rev., 5.250%, 11/15/24	3,609
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	3,586

		10,749

	Water & Sewer — 2.0%
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,842
3,000	Series B, Rev., 5.000%, 06/15/28	3,526

		6,368

	Total New York	31,933

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — 2.2%
	Housing — 0.1%
240	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	248

	Other Revenue — 0.4%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,221

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/19 (p)	1,566

	Water & Sewer — 1.2%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,784

	Total North Carolina	6,819

	North Dakota — 2.3%
	Housing — 1.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
845	Series B, Rev., 5.000%, 07/01/28	896
2,000	Series D, Rev., 4.000%, 07/01/46	2,170
1,010	Series D, Rev., 4.500%, 01/01/29	1,060
780	Series F, Rev., AMT, 4.500%, 01/01/35	813

		4,939

	Utility — 0.7%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,184

	Total North Dakota	7,123

	Ohio — 1.2%
	General Obligation — 0.6%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.250%, 12/01/25	1,893

	Housing — 0.0% (g)
40	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	42

	Prerefunded — 0.4%
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
55	Series A, Rev., GNMA COLL FHA INS, 4.350%, 12/20/15 (p)	55
1,020	Series A, Rev., GNMA COLL FHA INS, 4.750%, 12/16/15 (p)	1,032

		1,087

	Transportation — 0.2%
615	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	616

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	82

	Total Ohio	3,720

	Oklahoma — 0.6%
	Housing — 0.6%
66	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23	66
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
830	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	858
35	Series A-2, Rev., GNMA COLL, 5.700%, 04/01/36	35
760	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.375%, 09/01/27	790

	Total Oklahoma	1,749

	Oregon — 0.5%
	Housing — 0.5%
1,580	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,691

	Pennsylvania — 3.6%
	Education — 0.7%
2,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	2,293

	Housing — 0.7%
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 118A, Rev., AMT, 3.500%, 04/01/40	2,105

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,251

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue –– continued
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,021

		2,272

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,227

	Transportation — 0.8%
	Allegheny County Airport Authority, Pittsburgh International Airport,
1,500	Series A-1, Rev., AMT, 5.000%, 01/01/22	1,733
600	Series A-1, Rev., AMT, 5.000%, 01/01/26	671

		2,404

	Total Pennsylvania	11,301

	Rhode Island — 1.5%
	Education — 0.6%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Rev., AMT, 5.000%, 12/01/18	714
1,000	Rev., AMT, 5.000%, 12/01/19	1,115

		1,829

	Transportation — 0.9%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,972

	Total Rhode Island	4,801

	South Carolina — 0.8%
	General Obligation — 0.6%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	2,079

	Housing — 0.2%
490	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	511

	Total South Carolina	2,590

	South Dakota — 0.2%
	Housing — 0.2%
500	South Dakota Housing Development Authority, Homeownership Mortgage, Series E, Rev., 6.000%, 11/01/38	507

	Tennessee — 2.6%
	Housing — 0.8%
	Tennessee Housing Development Agency, Homeownership Program,
515	Series 1C, Rev., AMT, 3.750%, 01/01/25	521
130	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	133
	Tennessee Housing Development Agency, Housing Finance Program,
915	Series A-1, Rev., 5.000%, 01/01/27	950
450	Series A-2, Rev., 4.200%, 07/01/25	476
410	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	437

		2,517

	Transportation — 0.4%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,135

	Utility — 0.7%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,327

	Water & Sewer — 0.7%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,376

	Total Tennessee	8,355

	Texas — 7.9%
	General Obligation — 3.1%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,352
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,470
450	State of Texas, Water Financial Assistance, Series D, GO, 5.000%, 05/15/33	532
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,453

		9,807

	Housing — 1.0%
1,100	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,101
950	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,015

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
604	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	621
247	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	257

		2,994

	Other Revenue — 1.0%
3,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	3,220

	Prerefunded — 1.1%
890	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Class A, Rev., GNMA/FNMA/FHLMC, 5.500%, 01/01/16 (p)	921
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/17 (p)	2,628

		3,549

	Utility — 1.7%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	956
4,000	Rev., 5.000%, 02/01/23	4,373

		5,329

	Total Texas	24,899

	Utah — 1.6%
	Education — 1.2%
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,967

	Other Revenue — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,220

	Total Utah	5,187

	Vermont — 1.0%
	Housing — 1.0%
	Vermont Housing Finance Agency, Multiple Purpose,
2,500	Series B, Rev., AMT, 3.750%, 11/01/45	2,638
505	Series B, Rev., AMT, 4.125%, 11/01/42	525

	Total Vermont	3,163

	Virginia — 1.5%
	Education — 0.8%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,461

	Prerefunded — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18 (p)	2,275

	Total Virginia	4,736

	Washington — 1.4%
	General Obligation — 0.7%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,409

	Transportation — 0.5%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,494

	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	580

	Total Washington	4,483

	West Virginia — 1.0%
	Other Revenue — 1.0%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,087

	Wisconsin — 0.7%
	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,283

	Total Municipal Bonds (Cost $272,709)	287,765

SHARES
Variable Rate Demand Preferred Share — 1.7%
	Illinois — 1.7%
389	Nuveen Premium Income Municipal Fund, Inc., LIQ: Barclays Bank plc, 1.500%, 03/01/40 # (Cost $5,430)	5,330

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 7.9%
	Investment Company — 7.9%
25,139	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $25,139)	25,139

	Total Investments — 100.6% (Cost $303,278)	318,234
	Liabilities in Excess of Other Assets — (0.6)%	(1,742)

	NET ASSETS — 100.0%	$316,492

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
INS	—	Insured
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,191
Aggregate gross unrealized depreciation	(235)

Net unrealized appreciation/depreciation	$14,956

Federal income tax cost of investments	$303,278

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	$—	$1,010	$—	$1,010
Alaska
Other Revenue	—	1,410	—	1,410
Transportation	—	2,272	—	2,272

Total Alaska	—	3,682	—	3,682

Arizona
Housing	—	97	—	97
Water & Sewer	—	5,885	—	5,885

Total Arizona	—	5,982	—	5,982

Arkansas
Housing	—	120	—	120
California
General Obligation	—	914	—	914
Housing	—	210	—	210
Industrial Development Revenue/Pollution Control Revenue	—	1,767	—	1,767
Other Revenue	—	704	—	704
Prerefunded	—	1,114	—	1,114
Transportation	—	1,016	—	1,016
Utility	—	2,327	—	2,327

Total California	—	8,052	—	8,052

Colorado
Certificate of Participation/Lease	—	722	—	722
General Obligation	—	1,189	—	1,189
Housing	—	920	—	920
Other Revenue	—	2,559	—	2,559

Total Colorado	—	5,390	—	5,390

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Education	$—	$4,329	$—	$4,329
Delaware
Housing	—	781	—	781
Florida
Certificate of Participation/Lease	—	8,250	—	8,250
Hospital	—	1,261	—	1,261
Housing	—	5,066	—	5,066
Industrial Development Revenue/Pollution Control Revenue	—	1,472	—	1,472
Other Revenue	—	2,304	—	2,304
Transportation	—	4,686	—	4,686
Utility	—	9,493	—	9,493
Water & Sewer	—	6,214	—	6,214

Total Florida	—	38,746	—	38,746

Georgia
Certificate of Participation/Lease	—	5,990	—	5,990
General Obligation	—	5,823	—	5,823
Housing	—	704	—	704
Industrial Development Revenue/Pollution Control Revenue	—	3,038	—	3,038

Total Georgia	—	15,555	—	15,555

Hawaii
General Obligation	—	1,685	—	1,685
Illinois
General Obligation	—	2,070	—	2,070
Housing	—	559	—	559
Other Revenue	—	556	—	556
Prerefunded	—	1,365	—	1,365

Total Illinois	—	4,550	—	4,550

Indiana
Housing	—	894	—	894
Other Revenue	—	2,324	—	2,324
Utility	—	1,414	—	1,414
Water & Sewer	—	1,054	—	1,054

Total Indiana	—	5,686	—	5,686

Iowa
Education	—	1,698	—	1,698
Housing	—	304	—	304

Total Iowa	—	2,002	—	2,002

Louisiana
Housing	—	1,736	—	1,736
Maine
Housing	—	794	—	794
Maryland
Housing	—	191	—	191
Massachusetts
Education	—	2,221	—	2,221
General Obligation	—	3,019	—	3,019

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$296	$—	$296
Water & Sewer	—	19,076	—	19,076

Total Massachusetts	—	24,612	—	24,612

Michigan
Housing	—	2,034	—	2,034
Industrial Development Revenue/Pollution Control Revenue	—	1,910	—	1,910

Total Michigan	—	3,944	—	3,944

Minnesota
Housing	—	8,352	—	8,352
Prerefunded	—	42	—	42

Total Minnesota	—	8,394	—	8,394

Mississippi
Housing	—	2,555	—	2,555
Missouri
Housing	—	946	—	946
Transportation	—	2,236	—	2,236

Total Missouri	—	3,182	—	3,182

Nevada
Housing	—	105	—	105
Other Revenue	—	1,446	—	1,446

Total Nevada	—	1,551	—	1,551

New Hampshire
Education	—	5,608	—	5,608
Housing	—	548	—	548

Total New Hampshire	—	6,156	—	6,156

New Jersey
Education	—	826	—	826
General Obligation	—	1,549	—	1,549
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	2,694	—	2,694
Transportation	—	2,228	—	2,228

Total New Jersey	—	7,806	—	7,806

New Mexico
Housing	—	847	—	847
New York
Housing	—	602	—	602
Other Revenue	—	10,866	—	10,866
Prerefunded	—	6	—	6
Special Tax	—	3,342	—	3,342
Transportation	—	10,749	—	10,749
Water & Sewer	—	6,368	—	6,368

Total New York	—	31,933	—	31,933

North Carolina
Housing	—	248	—	248
Other Revenue	—	1,221	—	1,221
Prerefunded	—	1,566	—	1,566
Water & Sewer	—	3,784	—	3,784

Total North Carolina	—	6,819	—	6,819

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Dakota
Housing	$—	$4,939	$—	$4,939
Utility	—	2,184	—	2,184

Total North Dakota	—	7,123	—	7,123

Ohio
General Obligation	—	1,893	—	1,893
Housing	—	42	—	42
Prerefunded	—	1,087	—	1,087
Transportation	—	616	—	616
Utility	—	82	—	82

Total Ohio	—	3,720	—	3,720

Oklahoma
Housing	—	1,683	66	1,749
Oregon
Housing	—	1,691	—	1,691
Pennsylvania
Education	—	2,293	—	2,293
Housing	—	2,105	—	2,105
Industrial Development Revenue/Pollution Control Revenue	—	2,272	—	2,272
Other Revenue	—	2,227	—	2,227
Transportation	—	2,404	—	2,404
Total Pennsylvania	—	11,301	—	11,301
Rhode Island
Education	—	1,829	—	1,829
Transportation	—	2,972	—	2,972

Total Rhode Island	—	4,801	—	4,801

South Carolina
General Obligation	—	2,079	—	2,079
Housing	—	511	—	511

Total South Carolina	—	2,590	—	2,590

South Dakota
Housing	—	507	—	507
Tennessee
Housing	—	2,517	—	2,517
Transportation	—	1,135	—	1,135
Utility	—	2,327	—	2,327
Water & Sewer	—	2,376	—	2,376

Total Tennessee	—	8,355	—	8,355

Texas
General Obligation	—	9,807	—	9,807
Housing	—	2,994	—	2,994
Other Revenue	—	3,220	—	3,220
Prerefunded	—	3,549	—	3,549
Utility	—	5,329	—	5,329

Total Texas	—	24,899	—	24,899

Utah
Education	—	3,967	—	3,967
Other Revenue	—	1,220	—	1,220

Total Utah	—	5,187	—	5,187

Vermont
Housing	—	3,163	—	3,163

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Virginia
Education	$—	$2,461	$—		$2,461
Prerefunded	—	2,275	—		2,275

Total Virginia	—	4,736	—		4,736

Washington
General Obligation	—	2,409	—		2,409
Transportation	—	1,494	—		1,494
Utility	—	580	—		580

Total Washington	—	4,483	—		4,483

West Virginia
Other Revenue	—	3,087	—		3,087
Wisconsin
Other Revenue	—	2,283	—		2,283

Total Municipal Bonds	—	287,699	66		287,765

Investment Company	5,330	—	—		5,330
Short-Term Investment
Investment Company	25,139	—	—		25,139

Total Investments in Securities	$30,469	$287,699	$66	*	$318,234

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.2% (n)
	Alabama — 1.5%
	Huntsville Health Care Authority,
16,000	0.040%, 12/15/15	16,000
29,000	0.060%, 01/11/16	29,000

		45,000

	California — 0.8%
23,000	California Statewide Communities Development Authority, Series 2008-C, 0.070%, 12/04/15	23,000

	Nebraska — 1.9%
	Lincoln Nebraska Electric System,
15,500	0.040%, 12/02/15	15,500
22,750	0.050%, 01/11/16	22,750
20,000	0.050%, 01/13/16	20,000

		58,250

	Total Commercial Paper (Cost $126,250)	126,250

Daily Demand Notes — 30.1%
	Arizona — 0.3%
10,010	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	10,010

	California — 0.6%
18,855	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/01/15	18,855

	Florida — 0.8%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 12/01/15	24,275

	Illinois — 0.1%
3,615	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.010%, 12/01/15	3,615

	Iowa — 0.4%
12,955	City of Iowa, Rev., VRDO, 0.020%, 12/01/15	12,955

	Kentucky — 2.7%
47,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.010%, 12/01/15	47,000
14,700	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding, Series C, Rev., VRDO, 0.010%, 12/01/15	14,700
21,400	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.010%, 12/01/15	21,400

		83,100

	Louisiana — 0.3%
7,785	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 0.010%, 12/01/15	7,785

	Massachusetts — 1.9%
49,800	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 12/01/15	49,800
7,000	Massachusetts Water Resources Authority, Multi-Modal, Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/01/15	7,000

		56,800

	Michigan — 2.2%
10,895	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.030%, 12/01/15	10,895
56,405	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.010%, 12/01/15	56,405

		67,300

	Mississippi — 3.2%
2,245	County of Jackson, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 12/01/15	2,245
4,100	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 12/01/15	4,100
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
800	Series A, Rev., VRDO, 0.010%, 12/01/15	800
550	Series C, Rev., VRDO, 0.010%, 12/01/15	550
11,630	Series C, Rev., VRDO, 0.010%, 12/01/15	11,630
28,500	Series G, Rev., VRDO, 0.010%, 12/01/15	28,500
31,640	Series H, Rev., VRDO, 0.010%, 12/01/15	31,640
12,900	Series I, Rev., VRDO, 0.010%, 12/01/15	12,900
5,000	Series L, Rev., VRDO, 0.010%, 12/01/15	5,000

		97,365

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Missouri — 0.3%
4,880	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	4,880
5,300	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.010%, 12/01/15	5,300

		10,180

	New York — 12.3%
16,050	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 12/01/15	16,050
18,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	18,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
15,300	Series A, Subseries A-2, Rev., VRDO, 0.010%, 12/01/15	15,300
28,945	Series A-1, Rev., VRDO, 0.010%, 12/01/15	28,945
2,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 12/01/15	2,100
6,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 12/01/15	6,100
7,400	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VAR, 0.010%, 12/01/15	7,400
24,735	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries B-3, Rev., VRDO, 0.010%, 12/01/15	24,735
62,700	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.010%, 12/01/15	62,700
2,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	2,500
1,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-5, Rev., VRDO, 0.010%, 12/01/15	1,100
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/01/15	16,790
47,500	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/01/15	47,500
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 12/01/15	36,900
	New York State Mortgage Agency, Homeowner Mortgage,
27,155	Series 135, Rev., VRDO, AMT, 0.010%, 12/01/15	27,155
34,000	Series 142, Rev., VRDO, AMT, 0.010%, 12/01/15	34,000
24,825	Triborough Bridge & Tunnel Authority, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	24,825

		372,100

	Ohio — 0.3%
8,705	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/01/15	8,705

	Oregon — 0.3%
9,500	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/01/15	9,500

	Tennessee — 0.9%
15,970	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	15,970
11,385	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	11,385

		27,355

	Texas — 1.5%
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
3,635	Series 2001, Subseries B-3, Rev., VRDO, 0.010%, 12/01/15	3,635
41,725	Series B, Rev., VRDO, 0.010%, 12/01/15	41,725

		45,360

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Utah — 0.4%
12,000	Murray City, Utah Hospital Revenue, IHC Health Services, Inc., Series D, Rev., VRDO, 0.010%, 12/01/15	12,000

	Washington — 0.8%
22,450	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.010%, 12/01/15	22,450

	Wyoming — 0.8%
4,500	County of Lincoln, PCR, ExxonMobil Project, Rev., VRDO, AMT, 0.010%, 12/01/15	4,500
4,500	County of Sublette, Wyoming Pollution Control, ExxonMobile Project, Series 2014, Rev., VAR, AMT, 0.010%, 12/01/15	4,500
15,405	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 12/01/15	15,405

		24,405

	Total Daily Demand Notes (Cost $914,115)	914,115

Municipal Bonds — 5.2%
	Massachusetts — 0.2%
6,500	Wachusett Regional School District, Rev., RAN, 2.250%, 05/27/16	6,545

	New Jersey — 0.8%
15,281	County of Burlington, Township of Evesham, Series A, GO, BAN, 2.000%, 05/19/16	15,388
7,600	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 1.750%, 01/14/16	7,612

		23,000

	New York — 4.2%
14,071	City of Beacon, Series A, GO, BAN, 2.000%, 05/27/16	14,175
4,700	City of Olean, Cattaraugus County, GO, BAN, 2.000%, 06/16/16	4,733
9,242	City School District of the City of Rome, Oneida County, GO, BAN, 2.000%, 08/05/16	9,324
5,215	County of Broome, Town of Vestal, GO, BAN, 2.000%, 05/13/16	5,250
	County of Clinton,
1,543	GO, BAN, 2.000%, 06/10/16	1,554
14,884	GO, BAN, 2.000%, 06/10/16	14,990
6,500	East Quogue Union Free School District, Suffolk County, GO, TAN, 2.000%, 06/24/16	6,547
14,375	Harpursville Central School District, Broome and Chenango Counties, GO, BAN, 2.000%, 07/22/16	14,496
14,180	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	14,294
29,635	Nassau County, Town of Hempstead, GO, BAN, 1.000%, 12/18/15	29,642
5,000	Onondaga County, North Syracuse Central School District, New York, GO, RAN, 2.000%, 06/24/16	5,035
6,670	Village of East Aurora, Erie County, GO, BAN, 2.000%, 07/07/16	6,721

		126,761

	Total Municipal Bonds (Cost $156,306)	156,306

Weekly Demand Notes — 52.5%
	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	15,000

	California — 0.9%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.240%, 12/07/15 (e)	17,900
7,950	California Statewide Communities Development Authority, Kaiser Permanente, Series L, Rev., VRDO, 0.010%, 12/07/15	7,950

		25,850

	Colorado — 0.7%
20,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.040%, 12/07/15	20,000
410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.010%, 12/07/15	410

		20,410

	Connecticut — 1.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
13,630	Series D, Rev., VRDO, 0.020%, 12/07/15	13,630
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.020%, 12/07/15	30,000

		43,630

	Delaware — 1.1%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.020%, 12/07/15	32,080

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Delaware — continued
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 12/07/15 (e)	1,255

		33,335

	District of Columbia — 1.4%
	Metropolitan Washington Airports Authority,
7,700	Series C, Subseries C-1, LOC: Sumitomo Mitsui Banking, 0.020%, 12/07/15	7,700
33,095	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 12/07/15	33,095

		40,795

	Florida — 2.5%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 12/07/15	17,800
18,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.020%, 12/07/15	18,000
15,035	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	15,035
12,755	Orlando Utilities Commission Utility System, Revenue Refunding, Series B, 0.010%, 12/07/15	12,755
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 12/07/15	11,270

		74,860

	Georgia — 1.1%
28,485	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.020%, 12/07/15	28,485
4,690	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.010%, 12/07/15 (e)	4,690

		33,175

	Idaho — 1.6%
	Idaho Housing & Finance Association, Single Family Mortgage,
5,610	Series A, Class I, Rev., VRDO, 0.020%, 12/07/15	5,610
9,360	Series A, Class I, Rev., VRDO, 0.020%, 12/07/15	9,360
6,630	Series B, Class I, Rev., VRDO, LOC: FNMA, 0.020%, 12/07/15	6,630
7,665	Series D, Class I, Rev., VRDO, 0.020%, 12/07/15	7,665
9,355	Series D, Class I, Rev., VRDO, 0.020%, 12/07/15	9,355
9,535	Series E, Class I, Rev., VRDO, 0.020%, 12/07/15	9,535

		48,155

	Illinois — 4.0%
9,000	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.080%, 12/01/15	9,000
105,350	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Class A, Rev., VRDO, AGM, 0.020%, 12/07/15	105,350
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	4,100
3,320	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.010%, 12/07/15	3,320

		121,770

	Indiana — 0.3%
4,845	City of Indianapolis, Multi-Family Housing, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 12/07/15	4,845
5,310	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Project, LOC: PNC Bank N.A., 0.010%, 12/07/15	5,310

		10,155

	Iowa — 0.6%
	Iowa Finance Authority, Multi-Family Housing,
10,870	Series A, Rev., VRDO, AMT, 0.030%, 12/07/15	10,870
8,390	Series B, Rev., VRDO, AMT, 0.030%, 12/07/15	8,390

		19,260

	Kansas — 1.3%
9,920	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.020%, 12/07/15	9,920
30,000	Kansas State, Department of Transportation, Highway, Series C-3, Rev., VRDO, 0.020%, 12/07/15	30,000

		39,920

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Kentucky — 0.9%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	10,100
17,900	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.020%, 12/07/15	17,900

		28,000

	Louisiana — 0.5%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.080%, 12/07/15	4,600
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15	10,000

		14,600

	Maine — 0.6%
17,360	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.020%, 12/07/15	17,360

	Maryland — 1.1%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 12/07/15	7,925
24,700	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series G, Rev., VRDO, 0.010%, 12/07/15	24,700

		32,625

	Massachusetts — 0.8%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.010%, 12/07/15	11,165
14,000	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.020%, 12/07/15	14,000

		25,165

	Michigan — 0.4%
9,450	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.010%, 12/07/15	9,450
3,903	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 12/07/15	3,903

		13,353

	Nebraska — 0.8%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15 (e)	23,025

	New Mexico — 0.6%
18,805	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.010%, 12/07/15	18,805

	New York — 7.6%
14,000	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 12/07/15	14,000
50,305	EAGLE Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.030%, 12/07/15	50,305
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.020%, 12/07/15	20,000
11,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.050%, 12/07/15	11,000
7,100	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 12/07/15	7,100
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 12/07/15	30,000
31,900	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 12/07/15	31,900
12,115	New York State Housing Finance Agency, Rev., VRDO, LOC: Citibank N.A., 0.020%, 12/07/15	12,115
27,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.010%, 12/07/15	27,400
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.180%, 12/07/15	17,995
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
6,615	Series 2001-1, Class A, Rev., VRDO, AMT, LIQ: FHLMC, 0.620%, 12/07/15	6,615
1,660	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.620%, 12/07/15	1,660

		230,090

	North Carolina — 2.5%
16,200	City of Charlotte, 2003 Governmental Facilities Projects, Series 2013-G, COP, VRDO, 0.010%, 12/07/15	16,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	North Carolina — continued
40,000	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.020%, 12/07/15	40,000
6,205	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 12/07/15	6,205
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 12/07/15	5,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.010%, 12/07/15	9,800

		77,205

	North Dakota — 1.8%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.020%, 12/07/15	27,055
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/07/15	27,625

		54,680

	Ohio — 1.6%
5,450	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/07/15	5,450
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
25,775	Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.050%, 12/07/15	25,775
1,000	Series J, Rev., VRDO, AMT, FHLMC, 0.030%, 12/07/15	1,000
16,490	Series N, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.030%, 12/07/15	16,490

		48,715

	Pennsylvania — 2.0%
11,465	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.060%, 12/07/15	11,465
	Pennsylvania — continued
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
800	Rev., VRDO, AMT, 0.040%, 12/07/15	800
10,485	Series 2004-85B, Rev., VRDO, AMT, 0.040%, 12/07/15	10,485
6,000	Series 2007-99C, Rev., VRDO, AMT, 0.020%, 12/07/15	6,000
17,905	Series 98C, Rev., VRDO, AMT, 0.020%, 12/07/15	17,905

		60,820

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.020%, 12/07/15	2,100

	South Carolina — 0.1%
3,835	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.050%, 12/07/15	3,835

	South Dakota — 1.1%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.030%, 12/07/15	34,000

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.070%, 12/07/15	9,000
11,070	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	11,070

		20,070

	Texas — 6.4%
5,800	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.080%, 12/07/15	5,800
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	13,695
28,700	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.020%, 12/07/15	28,700

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
13,265	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	13,265
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.030%, 12/07/15 (e)	10,950
16,600	State of Texas, Series C, GO, VRDO, 0.020%, 12/07/15	16,600
16,375	State of Texas, Veterans Housing Assistance Program, Series A, GO, VRDO, AMT, 0.030%, 12/07/15	16,375
11,375	State of Texas, Veterans Land, Series A, GO, VRDO, 0.020%, 12/07/15	11,375
10,690	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.070%, 12/07/15	10,690
4,800	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/07/15	4,800
	Texas Department of Housing & Community Affairs, Single Family Mortgage,
31,080	Series B, 0.020%, 12/07/15	31,080
18,935	Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.030%, 12/07/15	18,935
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	12,000

		194,265

	Utah — 0.6%
	Utah Housing Corp., Single Family Mortgage,
3,355	Series A-2, Rev., VRDO, LOC: FHLMC, 0.020%, 12/07/15	3,355
1,860	Series B, Class I, Rev., VRDO, 0.020%, 12/07/15	1,860
6,635	Series C-2, Class I, Rev., VRDO, FHA, 0.020%, 12/07/15	6,635
6,225	Series D-2, Class I, Rev., VRDO, 0.020%, 12/07/15	6,225

		18,075

	Virginia — 3.4%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
8,565	Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 12/07/15	8,565
45,445	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/07/15	45,445
17,255	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 12/07/15	17,255
19,735	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 12/03/15 (e)	19,735
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.080%, 12/07/15	12,750

		103,750

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 12/07/15	9,985

	West Virginia — 0.7%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company - Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 12/07/15	21,000

	Wisconsin — 0.5%
	Wisconsin Housing & EDA, Home Ownership,
14,200	Series E, Rev., VRDO, AMT, 0.030%, 12/07/15	14,200
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15	1,945

		16,145

	Total Weekly Demand Notes (Cost $1,593,983)	1,593,983

SHARES
Variable Rate Demand Preferred Shares — 7.8%
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.090%, 12/07/15 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.090%, 12/07/15 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	5,000
15,500	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.100%, 12/07/15 # (e)	15,500
26,800	Nuveen Investment Quality Municipal Fund, Inc., 0.110%, 12/07/15 # (e)	26,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
25,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.090%, 12/07/15 # (e)	25,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.090%, 12/07/15 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.070%, 12/07/15 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 12/07/15 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 12/07/15 # (e)	19,000
9,700	Nuveen Premier Municipal Income Fund, Inc., 0.110%, 12/07/15 # (e)	9,700
73,200	Nuveen Premium Income Municipal Fund II, Inc., Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.110%, 12/07/15 # (e)	73,200

	Total Variable Rate Demand Preferred Shares (Cost $236,400)	236,400

	Total Investments — 99.8% (Cost $3,027,054)*	3,027,054
	Other Assets in Excess of Liabilities — 0.2%	7,231

	NET ASSETS — 100.0%	$3,034,285

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,027,054	$—	$3,027,054

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.1% (t)
	California — 0.9%
	Prerefunded — 0.9%
1,500	Napa & Sonoma Counties Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20 (p)	1,272

	Illinois — 1.2%
	Water & Sewer — 1.2%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,547

	Louisiana — 1.2%
	Prerefunded — 1.2%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,667

	Ohio — 92.2%
	Certificate of Participation/Lease — 1.5%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	1,993

	Education — 11.0%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,485
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	587
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,410
1,915	Series D, Rev., 5.000%, 12/01/27	2,417
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,909
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,406
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,287
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,124

		14,625

	General Obligation — 24.5%
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,362
1,610	GO, 5.000%, 12/01/29	1,849
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,105
1,000	Series B, GO, 5.000%, 12/01/25	1,104
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,591
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,458
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,787
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/25	1,766
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,116
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,181
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,737
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,248
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,146
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,397
765	Lebanon City School District, School Construction, Series A, GO, AGM, 5.000%, 12/01/21	768
1,500	Ohio State Higher Education, Series C, GO 5.000%, 11/01/31	1,789
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,754
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,168
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,166

		32,492

	Hospital — 6.8%
500	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/31	578

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,155
1,500	Series B, Rev., 5.000%, 01/01/25	1,683
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,698
550	Series A, Rev., 5.000%, 01/15/24	608
1,000	Series A, Rev., 5.000%, 01/15/28	1,130
1,000	Series A, Rev., 5.250%, 01/15/23	1,119

		8,971

	Housing — 3.7%
625	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	659
125	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	128
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,053
500	Series A, Rev., AGM, 5.000%, 04/01/27	525
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,434
95	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	95
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
335	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	337
480	Series J, Rev., GNMA/FNMA/COLL, 5.900%, 09/01/23	495
235	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	238

		4,964

	Other Revenue — 12.0%
930	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	1,078
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,475
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,493
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,176
115	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/22	124
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,835	Series A, Rev., 5.000%, 10/01/24	2,061
1,000	Series B, Rev., 5.000%, 10/01/23	1,143
1,220	Series B, Rev., 5.000%, 10/01/24	1,390
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 10/01/22	1,965
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,458
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,170
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,442

		15,975

	Prerefunded — 15.4%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,125
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,737
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	139
440	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21 (p)	532
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 06/01/17 (p)	2,342
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/18 (p)	1,119
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,133
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/16 (p)	2,612

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,545
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,119
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	108
85	Series D, Rev., 5.000%, 12/01/27 (p)	110
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18 (p)	2,200
	State of Ohio, Infrastructure Improvement,
1,200	Series A, GO, 5.375%, 03/01/18 (p)	1,319
550	Series A, GO, 5.375%, 09/01/23 (p)	605
	State of Ohio, Revitalization Project,
2,500	Series A, Rev., 5.000%, 04/01/18 (p)	2,735

		20,480

	Transportation — 10.2%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,272
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,566
345	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	345
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,092
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,189
1,185	Series A, Rev., 5.000%, 02/15/23	1,297
2,000	Series A, Rev., 5.250%, 02/15/27	2,535
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,186

		13,482

	Utility — 3.8%
1,000	City of Columbus, Sewerage System, Rev., 5.000%, 06/01/28	1,208
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,074
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,121
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,154
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	500

		5,057

	Water & Sewer — 3.3%
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,975
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,449

		4,424

	Total Ohio	122,463

	Texas — 2.6%
	General Obligation — 0.8%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,026

	Prerefunded — 1.8%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,462

	Total Texas	3,488

	Total Municipal Bonds (Cost $121,353)	130,437

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
900	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $900)	900

	Total Investments — 98.8% (Cost $122,253)	131,337
	Other Assets in Excess of Liabilities — 1.2%	1,531

	NET ASSETS — 100.0%	$132,868

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,096
Aggregate gross unrealized depreciation	(12)

Net unrealized appreciation/depreciation	$9,084

Federal income tax cost of investments	$122,253

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from pricing affiliated and unaffiliated vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$900	$130,437	$—	$131,337

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.3%
5,535	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.021%, 12/27/22 (e)	5,509
2,381	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.401%, 04/25/36	2,364
	Ally Auto Receivables Trust,
1,682	Series 2012-4, Class A4, 0.800%, 10/16/17	1,681
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,204
	American Credit Acceptance Receivables Trust,
108	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	108
3,312	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	3,302
2,725	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	2,719
6,393	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	6,388
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,415
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,514
	AmeriCredit Automobile Receivables Trust,
1,148	Series 2013-5, Class A3, 0.900%, 09/10/18	1,147
541	Series 2014-1, Class A3, 0.900%, 02/08/19	540
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,493
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,263
6,827	Series 2015-2, Class A3, 1.270%, 01/08/20	6,773
3,405	Series 2015-4, Class A3, 1.700%, 07/08/20	3,397
51	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.346%, 08/25/32	47
427	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	427
8,818	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	8,800
9,235	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,211
	Bear Stearns Asset-Backed Securities Trust,
381	Series 2003-SD2, Class 2A, VAR, 2.984%, 06/25/43	381
374	Series 2006-SD1, Class A, VAR, 0.591%, 04/25/36	358
6,455	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	6,452
1,545	BMW Vehicle Owner Trust, Series 2013-A, Class A4, 1.120%, 04/27/20	1,543
1,502	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,494
17,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,064
439	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	439
	Capital Auto Receivables Asset Trust,
6,397	Series 2013-3, Class A3, 1.310%, 12/20/17	6,400
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,306
1,422	Series 2014-1, Class A2, 0.960%, 04/20/17	1,422
10,340	Series 2014-1, Class A3, 1.320%, 06/20/18	10,345
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,030
2,068	Series 2014-3, Class A3, 1.480%, 11/20/18	2,068
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,106
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,439
	CarFinance Capital Auto Trust,
53	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	53
2,933	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	2,931
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,551
10,645	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	10,545
5,045	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	4,993
	CarMax Auto Owner Trust,
4,741	Series 2012-1, Class A4, 1.250%, 06/15/17	4,744
536	Series 2012-3, Class A3, 0.520%, 07/17/17	535

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,452	Series 2013-1, Class A3, 0.600%, 10/16/17	1,451
1,320	Series 2013-4, Class A3, 0.800%, 07/16/18	1,318
1,080	Series 2014-3, Class A3, 1.160%, 06/17/19	1,079
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,919
2,509	Series 2015-2, Class A3, 1.370%, 03/16/20	2,499
13,250	Series 2015-4, Class A3, 1.560%, 11/16/20	13,201
	Carnow Auto Receivables Trust,
209	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	209
7,819	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	7,815
2,952	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	2,994
4,750	Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,749
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,382
5,814	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	5,815
	Citibank Credit Card Issuance Trust,
6,160	Series 2014-A2, Class A2, 1.020%, 02/22/19	6,160
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,772
	CNH Equipment Trust,
196	Series 2012-C, Class A3, 0.570%, 12/15/17	197
2,069	Series 2013-C, Class A3, 1.020%, 08/15/18	2,068
4,000	Series 2014-A, Class A3, 0.840%, 05/15/19	3,991
10,855	Series 2014-B, Class A3, 0.910%, 05/15/19	10,821
2,910	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	2,918
	CPS Auto Receivables Trust,
651	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	654
3,031	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,038
742	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	736
677	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	676
1,425	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,421
1,177	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,174
2,880	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	2,861
6,986	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	6,942
4,626	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	4,600
4,666	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	4,663
	CPS Auto Trust,
1,197	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,192
1,716	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,712
	Credit Acceptance Auto Loan Trust,
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	11,937
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,161
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,868
87	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	94
86	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.531%, 11/25/35 (e)	86
901	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.121%, 10/25/34	866
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,507
	Drive Auto Receivables Trust,
2,400	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	2,399
2,400	Series 2015-AA, Class A3, 1.430%, 07/16/18 (e)	2,401
15,000	Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	14,974
	DT Auto Owner Trust,
7,328	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	7,312
4,356	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	4,352
	Exeter Automobile Receivables Trust,
619	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	618

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,498		Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	2,490
20,304		Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	20,290
8,288		Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	8,255
28,649		Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	28,572
9		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	9
		Fifth Third Auto Trust,
2,426		Series 2013-1, Class A3, 0.880%, 10/16/17	2,427
4,978		Series 2015-1, Class A3, 1.420%, 03/16/20	4,955
		First Investors Auto Owner Trust,
2,991		Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	2,989
9,066		Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	9,037
5,773		Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	5,774
5,927		FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,836
		Flagship Credit Auto Trust,
420		Series 2013-1, Class A, 1.320%, 04/16/18 (e)	419
2,457		Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,457
1,822		Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,817
6,373		Series 2014-2, Class A, 1.430%, 12/16/19 (e)	6,328
8,446		Series 2015-1, Class A, 1.630%, 06/15/20 (e)	8,370
9,579		Series 2015-3, Class A, 2.380%, 10/15/20 (e)	9,578
16,044		Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,034
		Ford Credit Auto Owner Trust,
362		Series 2013-A, Class A3, 0.550%, 07/15/17	362
3,236		Series 2013-C, Class A3, 0.820%, 12/15/17	3,236
3,511		Series 2014-B, Class A3, 0.900%, 10/15/18	3,508
1,669		Series 2015-A, Class A3, 1.280%, 09/15/19	1,670
6,799		Series 2015-B, Class A3, 1.160%, 11/15/19	6,774
2,511		Series 2015-C, Class A3, 1.410%, 02/15/20	2,507
8,476		GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	8,462
2,143		GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,143
7,488		GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	7,457
		GM Financial Automobile Leasing Trust,
6,831		Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,828
4,337		Series 2015-1, Class A3, 1.530%, 09/20/18	4,326
2,142		GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	2,160
		GO Financial Auto Securitization Trust,
5,515		Series 2015-1, Class A, 1.810%, 03/15/18 (e)	5,509
10,000		Series 2015-2, Class A, 3.270%, 11/15/18 (e)	9,999
14,689		Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1, 2.302%, 10/15/46 (e)	14,663
—	(h)	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	—	(h)
		Honda Auto Receivables Owner Trust,
2,124		Series 2013-4, Class A3, 0.690%, 09/18/17	2,123
2,492		Series 2014-1, Class A3, 0.670%, 11/21/17	2,489
2,605		Series 2014-2, Class A3, 0.770%, 03/19/18	2,601
6,679		Series 2015-1, Class A3, 1.050%, 10/15/18	6,665
2,758		HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.407%, 11/20/36	2,749
		Huntington Auto Trust,
1,558		Series 2012-1, Class A4, 1.180%, 06/15/17	1,558
661		Series 2012-2, Class A3, 0.510%, 04/17/17	660
		Hyundai Auto Receivables Trust,
1,846		Series 2012-B, Class A4, 0.810%, 03/15/18	1,845
1,047		Series 2013-A, Class A3, 0.560%, 07/17/17	1,047
8,000		Series 2013-A, Class A4, 0.750%, 09/17/18	7,993

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
694	Series 2014-A, Class A3, 0.790%, 07/16/18	694
3,265	Series 2014-B, Class A3, 0.900%, 12/17/18	3,261
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,551
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,378
1,494	Series 2015-C, Class A3, 1.460%, 02/18/20	1,493
	John Deere Owner Trust,
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,324
1,919	Series 2015-B, Class A3, 1.440%, 10/15/19	1,916
23,392	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	23,076
	Mercedes-Benz Auto Lease Trust,
3,033	Series 2014-A, Class A3, 0.680%, 12/15/16	3,033
7,836	Series 2015-B, Class A3, 1.340%, 07/16/18	7,818
	Mercedes-Benz Auto Receivables Trust,
1,812	Series 2013-1, Class A3, 0.780%, 08/15/17	1,812
5,105	Series 2015-1, Class A4, 1.750%, 12/15/21	5,099
717	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	765
486	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.471%, 03/25/33	454
421	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.321%, 12/25/31	407
2,988	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,984
479	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	479
5,372	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.545%, 12/07/20	5,372
	Nissan Auto Lease Trust,
1,354	Series 2014-A, Class A3, 0.800%, 02/15/17	1,354
6,387	Series 2015-B, Class A3, 1.540%, 04/16/18	6,384
1,702	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	1,703
2,826	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,822
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
7,820	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	7,814
11,490	Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	11,550
4,551	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	4,551
	OaK Hill Advisors Residential Loan Trust,
6,911	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	6,886
5,857	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	5,842
5,727	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	5,686
	Ocwen Master Advance Receivables Trust,
4,921	Series 2015-1, Class AT1, 2.537%, 09/17/46 (e)	4,921
5,501	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,501
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,206
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,255
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,376
8,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	8,841
14,251	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	14,192
1,425	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	1,423
8,616	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	8,606
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,181
10,672	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,487
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	8,000
14	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	14
3,281	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	3,284

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Santander Drive Auto Receivables Trust,
102		Series 2014-3, Class A2A, 0.540%, 08/15/17	102
3,710		Series 2014-4, Class A3, 1.080%, 09/17/18	3,710
4,497		Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	4,495
322		SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	322
15,752		SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	15,789
		Springleaf Funding Trust,
3,975		Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	3,970
16,415		Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,399
15,120		Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	15,079
6,058		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	6,020
4,800		Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 04/15/21	4,785
5,462		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.147%, 10/15/21 (e)	5,462
		Truman Capital Mortgage Loan Trust,
2,643		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	2,637
315		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	315
1,115		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	1,110
10,408		U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	10,367
14,520		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	14,456
6,899		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,846
1,911		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,907
6,967		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	6,904
13,983		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	13,878
12,432		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	12,260
12,588		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	12,553
7,200		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,171
6,020		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	5,991
6,389		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	6,378
7,607		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	7,592
3,758		World Omni Auto Receivables Trust, Series 2012-A, Class A4, 0.850%, 08/15/18	3,758

		Total Asset-Backed Securities (Cost $1,006,617)	1,005,125

Collateralized Mortgage Obligations — 5.3%
		Agency CMO — 4.6%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
555		Series 31, Class Z, 8.000%, 04/25/24	637
95		Series 56, Class Z, 7.500%, 09/20/26	110
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 2, Class Z, 9.300%, 03/15/19	1
1		Series 12, Class A, 9.250%, 11/15/19	1
3		Series 16, Class D, 10.000%, 10/15/19	3
8		Series 17, Class I, 9.900%, 10/15/19	9
15		Series 23, Class F, 9.600%, 04/15/20	16
6		Series 26, Class F, 9.500%, 02/15/20	7
1		Series 81, Class A, 8.125%, 11/15/20	1
7		Series 85, Class C, 8.600%, 01/15/21	8
5		Series 99, Class Z, 9.500%, 01/15/21	5
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
4		Series 1056, Class KZ, 6.500%, 03/15/21	4
2		Series 1074, Class H, 8.500%, 05/15/21	2
7		Series 1082, Class C, 9.000%, 05/15/21	8
3		Series 1087, Class I, 8.500%, 06/15/21	4
12		Series 1125, Class Z, 8.250%, 08/15/21	13
10		Series 1142, Class IA, 7.000%, 10/15/21	11
1		Series 1169, Class G, 7.000%, 11/15/21	1
18		Series 1343, Class LA, 8.000%, 08/15/22	20
3		Series 1424, Class F, VAR, 1.201%, 11/15/22	4
93		Series 1480, Class LZ, 7.500%, 03/15/23	103
224		Series 1560, Class Z, 7.000%, 08/15/23	246
70		Series 1754, Class Z, 8.500%, 09/15/24	80

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
165	Series 1779, Class Z, 8.500%, 04/15/25	190
3	Series 1807, Class G, 9.000%, 10/15/20	3
316	Series 1888, Class Z, 7.000%, 08/15/26	350
56	Series 2358, Class PD, 6.000%, 09/15/16	57
62	Series 2363, Class PF, 6.000%, 09/15/16	63
30	Series 2390, Class CH, 5.500%, 12/15/16	30
434	Series 2418, Class MF, 6.000%, 02/15/22	475
28	Series 2425, Class JH, 6.000%, 03/15/17	29
133	Series 2453, Class BD, 6.000%, 05/15/17	137
78	Series 2458, Class OE, 6.000%, 06/15/17	80
56	Series 2496, Class BK, 5.500%, 09/15/17	57
53	Series 2503, Class TG, 5.500%, 09/15/17	54
62	Series 2508, Class AQ, 5.500%, 10/15/17	64
231	Series 2513, Class DB, 5.000%, 10/15/17	237
713	Series 2542, Class ES, 5.000%, 12/15/17	732
720	Series 2546, Class C, 5.000%, 12/15/17	739
1,654	Series 2638, Class JG, 5.000%, 02/15/33	1,752
4,629	Series 2682, Class JG, 4.500%, 10/15/23	4,930
2,125	Series 2707, Class PE, 5.000%, 11/15/18	2,201
9,536	Series 2750, Class DE, 4.500%, 02/15/19	9,865
1,155	Series 2761, Class CB, 4.000%, 03/15/19	1,192
220	Series 2773, Class OB, 5.000%, 02/15/19	221
5,416	Series 2843, Class BC, 5.000%, 08/15/19	5,644
1,928	Series 2864, Class NB, 5.500%, 07/15/33	2,024
1,239	Series 2976, Class HZ, 4.500%, 05/15/35	1,319
3,202	Series 2988, Class TY, 5.500%, 06/15/25	3,523
5,030	Series 2989, Class MU, IF, IO, 6.803%, 07/15/34	1,130
6,573	Series 2989, Class TG, 5.000%, 06/15/25	7,143
558	Series 2995, Class FT, VAR, 0.447%, 05/15/29	557
1,037	Series 3002, Class BN, 5.000%, 07/15/35	1,136
3,641	Series 3005, Class ED, 5.000%, 07/15/25	3,933
93	Series 3005, Class PV, IF, 12.419%, 10/15/33	112
1,502	Series 3305, Class IW, IF, IO, 6.253%, 04/15/37	233
23,876	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,307
2,359	Series 3429, Class S, IF, IO, 6.623%, 03/15/38	392
2,224	Series 3546, Class A, VAR, 2.023%, 02/15/39	2,242
571	Series 3564, Class JA, 4.000%, 01/15/18	587
2,758	Series 3572, Class JS, IF, IO, 6.603%, 09/15/39	405
7,872	Series 3609, Class SA, IF, IO, 6.143%, 12/15/39	1,789
16,013	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,049
3,819	Series 3784, Class S, IF, IO, 6.403%, 07/15/23	429
9,274	Series 3855, Class AM, 6.500%, 11/15/36	10,279
7,385	Series 3977, Class AB, 3.000%, 09/15/29	7,590
5,460	Series 4088, Class LE, 4.000%, 10/15/40	5,643
17,366	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,573
26,019	Series 4229, Class MA, 3.500%, 05/15/41	27,405
16,020	Series 4305, Class A, 3.500%, 06/15/48	16,907
13,796	Series 4305, Class KA, 3.000%, 03/15/38	14,355
27,113	Series 4374, Class NC, SUB, 1.750%, 02/15/46	28,120
	Federal National Mortgage Association - ACES,
4,872	Series 2011-M2, Class A1, 2.019%, 04/25/21	4,926
936	Series 2014-M5, Class FA, VAR, 0.582%, 01/25/17	936
	Federal National Mortgage Association REMIC,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	4
3	Series 1988-13, Class C, 9.300%, 05/25/18	3
3	Series 1988-15, Class A, 9.000%, 06/25/18	3
2	Series 1988-16, Class B, 9.500%, 06/25/18	2
3	Series 1989-2, Class D, 8.800%, 01/25/19	3
9	Series 1989-27, Class Y, 6.900%, 06/25/19	9
2	Series 1989-54, Class E, 8.400%, 08/25/19	2
2	Series 1989-66, Class J, 7.000%, 09/25/19	2
2	Series 1989-70, Class G, 8.000%, 10/25/19	2
22	Series 1989-72, Class E, 9.350%, 10/25/19	24
5	Series 1989-89, Class H, 9.000%, 11/25/19	5
2	Series 1989-96, Class H, 9.000%, 12/25/19	2
3	Series 1990-7, Class B, 8.500%, 01/25/20	4
3	Series 1990-12, Class G, 4.500%, 02/25/20	3

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
14		Series 1990-19, Class G, 9.750%, 02/25/20	15
10		Series 1990-58, Class J, 7.000%, 05/25/20	11
12		Series 1990-61, Class H, 7.000%, 06/25/20	13
6		Series 1990-106, Class J, 8.500%, 09/25/20	7
3		Series 1990-109, Class J, 7.000%, 09/25/20	3
6		Series 1990-111, Class Z, 8.750%, 09/25/20	6
3		Series 1990-117, Class E, 8.950%, 10/25/20	3
4		Series 1990-123, Class G, 7.000%, 10/25/20	4
4		Series 1990-132, Class Z, 7.000%, 11/25/20	5
85		Series 1990-137, Class X, 9.000%, 12/25/20	94
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
4		Series 1991-130, Class C, 9.000%, 09/25/21	5
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
795		Series 1992-131, Class KB, 8.000%, 08/25/22	890
682		Series 1992-185, Class L, 8.000%, 10/25/22	772
3		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	3
19		Series 1993-235, Class G, PO, 09/25/23	18
1,390		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,485
1,922		Series 1994-43, Class PK, 6.350%, 02/25/24	2,043
—	(h)	Series 1995-W3, Class A, 9.000%, 04/25/25	1
1,378		Series 1999-6, Class PB, 6.000%, 03/25/19	1,465
8,083		Series 2001-81, Class HE, 6.500%, 01/25/32	9,312
110		Series 2002-2, Class MG, 6.000%, 02/25/17	113
34		Series 2002-3, Class OG, 6.000%, 02/25/17	35
77		Series 2002-28, Class LD, 6.000%, 05/25/17	79
61		Series 2002-58, Class HC, 5.500%, 09/25/17	62
137		Series 2002-59, Class UC, 5.500%, 09/25/17	141
57		Series 2002-63, Class KC, 5.000%, 10/25/17	58
7,341		Series 2002-64, Class PG, 5.500%, 10/25/32	8,243
301		Series 2003-16, Class LJ, 5.000%, 03/25/18	310
2,836		Series 2003-24, Class PD, 5.000%, 04/25/18	2,924
660		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	76
937		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	108
756		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	35
348		Series 2003-89, Class DC, 5.000%, 12/25/32	351
619		Series 2003-92, Class HP, 4.500%, 09/25/18	642
642		Series 2003-129, Class ME, 5.000%, 08/25/23	663
451		Series 2004-53, Class P, 5.500%, 07/25/33	454
1,734		Series 2004-60, Class PA, 5.500%, 04/25/34	1,828
555		Series 2004-72, Class F, VAR, 0.721%, 09/25/34	562
90		Series 2004-101, Class AR, 5.500%, 01/25/35	99
4,257		Series 2005-19, Class PA, 5.500%, 07/25/34	4,560
1,621		Series 2005-38, Class FK, VAR, 0.521%, 05/25/35	1,632
122		Series 2005-84, Class MB, 5.750%, 10/25/35	135
508		Series 2005-100, Class GC, 5.000%, 12/25/34	510
5,233		Series 2006-4, Class PB, 6.000%, 09/25/35	5,773
355		Series 2006-58, Class ST, IF, IO, 6.929%, 07/25/36	69
181		Series 2007-16, Class FC, VAR, 0.971%, 03/25/37	191
333		Series 2007-22, Class SC, IF, IO, 5.859%, 03/25/37	54
4,845		Series 2007-33, Class MS, IF, IO, 6.369%, 04/25/37	723
780		Series 2007-54, Class FA, VAR, 0.621%, 06/25/37	786

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,323		Series 2007-85, Class SH, IF, IO, 6.279%, 09/25/37	535
972		Series 2007-106, Class A7, VAR, 6.103%, 10/25/37	1,076
614		Series 2008-18, Class SE, IF, IO, 6.049%, 03/25/38	96
360		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	42
1,624		Series 2008-93, Class AM, 5.500%, 06/25/37	1,726
3,028		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	107
3,820		Series 2009-15, Class AC, 5.500%, 03/25/29	4,267
3,593		Series 2009-29, Class LA, VAR, 1.675%, 05/25/39	3,352
2,160		Series 2009-62, Class HJ, 6.000%, 05/25/39	2,418
7,128		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	317
12,106		Series 2009-112, Class SW, IF, IO, 6.029%, 01/25/40	2,010
1,599		Series 2010-58, Class MA, 5.500%, 12/25/38	1,698
3,022		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	171
5,771		Series 2010-64, Class DM, 5.000%, 06/25/40	6,331
456		Series 2010-64, Class EH, 5.000%, 10/25/35	460
5,764		Series 2010-111, Class AE, 5.500%, 04/25/38	6,061
17,010		Series 2010-126, Class LI, IO, 4.000%, 11/25/40	1,267
2,168		Series 2011-36, Class PA, 4.000%, 02/25/39	2,235
8,577		Series 2011-42, Class DE, 3.250%, 11/25/28	8,736
36,460		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	4,417
7,468		Series 2013-1, Class BA, 3.000%, 02/25/40	7,663
13,170		Series 2013-9, Class CB, 5.500%, 04/25/42	14,674
4,412		Series 2013-55, Class BA, 3.000%, 06/25/37	4,538
20,612		Series 2013-83, Class CA, 3.500%, 10/25/37	21,799
13,124		Series 2013-90, Class DK, 3.500%, 12/25/31	14,047
15,339		Series 2013-92, Class A, 3.500%, 12/25/38	16,011
4,376		Series 2013-96, Class CA, 4.000%, 04/25/41	4,636
12,935		Series 2013-96, Class YA, 3.500%, 09/25/38	13,479
20,707		Series 2014-23, Class PA, 3.500%, 08/25/36	21,549
5		Series G-11, Class Z, 8.500%, 05/25/21	5
—	(h)	Series G-22, Class ZT, 8.000%, 12/25/16	1
236		Series G92-19, Class M, 8.500%, 04/25/22	265
12		Series G92-35, Class E, 7.500%, 07/25/22	14
385		Series G92-35, Class EA, 8.000%, 07/25/22	419
5		Series G92-40, Class ZC, 7.000%, 07/25/22	6
15		Series G92-44, Class ZQ, 8.000%, 07/25/22	15
11		Series G92-54, Class ZQ, 7.500%, 09/25/22	12
1,996		Series G92-64, Class J, 8.000%, 11/25/22	2,251
864		Series G92-66, Class K, 8.000%, 12/25/22	960
733		Series G94-6, Class PJ, 8.000%, 05/17/24	838
		Federal National Mortgage Association STRIPS,
—	(h)	Series 108, Class 1, PO, 03/25/20	—	(h)
1		Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,248		Series 334, Class 9, IO, 6.000%, 03/25/33	283
525		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	103
573		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	113
268		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	11
1,752		Series 343, Class 21, IO, 4.000%, 09/25/18	72
610		Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	27
449		Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	26
447		Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	89
395		Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	73
553		Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	91

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
313	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	67
829	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	173
1,494	Series 394, Class C3, IO, 6.500%, 09/25/38	281
5,609	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.481%, 11/25/46	5,622
	Government National Mortgage Association,
735	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	108
6,930	Series 2006-23, Class S, IF, IO, 6.293%, 01/20/36	597
15,670	Series 2006-26, Class S, IF, IO, 6.293%, 06/20/36	2,722
9,753	Series 2007-16, Class KU, IF, IO, 6.443%, 04/20/37	1,758
2,932	Series 2008-75, Class SP, IF, IO, 7.263%, 08/20/38	618
4,020	Series 2009-14, Class KS, IF, IO, 6.093%, 03/20/39	654
1,156	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	274
9,696	Series 2009-14, Class SA, IF, IO, 5.873%, 03/20/39	1,505
4,890	Series 2009-61, Class PD, 5.000%, 03/16/38	5,029
10,590	Series 2009-106, Class XL, IF, IO, 6.543%, 06/20/37	1,436
640	Series 2010-14, Class QP, 6.000%, 12/20/39	671
6,070	Series 2011-48, Class QA, 5.000%, 08/16/39	6,484
9,299	Series 2012-84, Class AB, 5.000%, 07/16/33	9,745
12,461	Series 2012-96, Class WP, 6.500%, 08/16/42	14,375
3,404	Series 2013-88, Class WA, VAR, 4.993%, 06/20/30	3,673
25,365	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	25,311
	NCUA Guaranteed Notes Trust,
12,022	Series 2010-R3, Class 1A, VAR, 0.752%, 12/08/20	12,104
4,255	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,293
4	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	5

		493,782

	Non-Agency CMO — 0.7%
16,754	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	16,774
64	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	67
	Banc of America Mortgage Trust,
595	Series 2004-4, Class 4A1, 4.750%, 05/25/19	608
891	Series 2004-5, Class 4A1, 4.750%, 06/25/19	893
1,828	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,872
	BCAP LLC Trust,
1,214	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	1,231
1,059	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,068
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,486
159	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.540%, 10/25/33	160
	CHL Mortgage Pass-Through Trust,
386	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	391
171	Series 2004-8, Class 2A1, 4.500%, 06/25/19	176
330	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	340
	Citigroup Mortgage Loan Trust,
3,420	Series 2008-AR4, Class 1A1A, VAR, 2.728%, 11/25/38 (e)	3,412
3,184	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	3,231
	Citigroup Mortgage Loan Trust, Inc.,
171	Series 2003-UP3, Class A1, 7.000%, 09/25/33	173
1,424	Series 2004-UST1, Class A6, VAR, 2.315%, 08/25/34	1,366
	Credit Suisse First Boston Mortgage Securities Corp.,
161	Series 2003-17, Class 2A6, 3.500%, 07/25/18	161
513	Series 2003-23, Class 8A1, 5.000%, 09/25/18	520
746	Series 2004-8, Class 6A1, 4.500%, 12/25/19	755
137	CSMC, Series 2010-1R, Class 9A1, VAR, 2.796%, 06/27/37 (e)	137

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
709	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.415%, 12/25/14	717
259	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	259
736	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	739
2,411	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.136%, 10/19/33	2,385
5,286	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	5,201
1,606	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.941%, 02/25/35	1,589
	JP Morgan Mortgage Trust,
2,388	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	2,407
3,475	Series 2006-A2, Class 4A1, VAR, 2.717%, 08/25/34	3,487
2	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	2
	MASTR Alternative Loan Trust,
79	Series 2004-8, Class 6A1, 5.500%, 09/25/19	81
1,206	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,219
	MASTR Asset Securitization Trust,
201	Series 2002-7, Class 1A1, 5.500%, 11/25/17	205
353	Series 2003-2, Class 1A1, 5.000%, 03/25/18	355
240	Series 2003-11, Class 10A1, 5.000%, 12/25/18	241
695	Series 2004-6, Class 6A1, 4.500%, 07/25/19	697
1	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	1
69	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	70
3,126	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	3,126
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
307	Series 2005-AR1, Class 1A1, VAR, 2.530%, 02/25/35	306
95	Series 2005-AR2, Class 3A1, VAR, 0.721%, 05/25/35	93
1,998	Series 2005-AR6, Class 4A1, VAR, 0.481%, 12/25/35	888
1,211	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,237
76	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	76
6	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	6
	Springleaf Mortgage Loan Trust,
1,450	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,449
2,804	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	2,799
1,320	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	1,328
1,843	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,816
	Wells Fargo Mortgage-Backed Securities Trust,
1,067	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	1,072
17	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	17
2,711	Series 2003-M, Class A1, VAR, 2.780%, 12/25/33	2,725
926	Series 2004-EE, Class 2A2, VAR, 2.736%, 12/25/34	947
1,420	Series 2004-EE, Class 3A2, VAR, 2.701%, 12/25/34	1,433
1,267	Series 2004-O, Class A1, VAR, 2.743%, 08/25/34	1,263

		79,057

	Total Collateralized Mortgage Obligations (Cost $565,436)	572,839

Commercial Mortgage-Backed Securities — 2.9%
	A10 Securitization LLC,
1,042	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,043
18,193	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	18,085
	A10 Term Asset Financing LLC,
7,350	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	7,382
2,599	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,586

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Banc of America Commercial Mortgage Trust,
14,229	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	14,313
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	10,820
11,729	Series 2006-5, Class A4, 5.414%, 09/10/47	11,946
17,440	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	18,000
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.524%, 06/10/39	6,536
4,355	Series 2005-6, Class B, VAR, 5.588%, 09/10/47	4,353
9,920	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	10,143
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,264
12,345	Series 2014-TWC, Class A, VAR, 1.047%, 02/13/32 (e)	12,263
15,294	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.021%, 07/10/38	15,398
9,740	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.850%, 03/15/39	9,753
4,108	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	4,108
42	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	42
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,156
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.746%, 12/15/44	4,831
7,104	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,251
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,030
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,997
432	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	430
	LB-UBS Commercial Mortgage Trust,
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	2,954
11,458	Series 2007-C2, Class A3, 5.430%, 02/15/40	11,839
3,685	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,912
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.862%, 05/12/39	4,947
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	19,432
14,446	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	15,474
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,302
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,178
	Morgan Stanley Re-REMIC Trust,
9,268	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	9,152
5,502	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	5,472
1,191	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	1,194
2,412	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.047%, 08/25/29 (e)	2,414
926	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	925
10,778	PFP III Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	10,781
13,648	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.492%, 08/15/39	13,687
959	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	958
2,045	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,044

	Total Commercial Mortgage-Backed Securities (Cost $330,550)	313,395

Corporate Bonds — 20.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.1%
2,335	Hyundai Capital America, 2.400%, 10/30/18 (e)	2,319

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Auto Components — continued
	Johnson Controls, Inc.,
1,010	1.400%, 11/02/17	1,000
4,050	2.600%, 12/01/16	4,106
1,015	5.000%, 03/30/20	1,097
525	5.500%, 01/15/16	528

		9,050

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,210	1.375%, 08/01/17 (e)	2,193
2,050	1.650%, 03/02/18 (e)	2,033
4,597	1.875%, 01/11/18 (e)	4,584
2,175	2.000%, 08/03/18 (e)	2,162
1,750	2.250%, 09/03/19 (e)	1,742
5,000	2.250%, 03/02/20 (e)	4,909
4,250	2.400%, 04/10/17 (e)	4,288
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	1,979

		23,890

	Internet & Catalog Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,115

	Media — 0.6%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,456
315	8.000%, 10/17/16	334
	CBS Corp.,
3,500	2.300%, 08/15/19	3,481
1,865	5.750%, 04/15/20	2,087
	Comcast Corp.,
675	4.950%, 06/15/16	691
1,950	5.875%, 02/15/18	2,134
416	6.500%, 01/15/17	441
1,190	Cox Communications, Inc., 5.875%, 12/01/16 (e)	1,239
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
8,095	1.750%, 01/15/18	8,080
4,030	2.400%, 03/15/17	4,078
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,542
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,705
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	556
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,010
1,550	1.300%, 02/23/17	1,543
885	1.650%, 09/29/17	883
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,076
1,515	Time Warner, Inc., 4.875%, 03/15/20	1,658
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,116
4,700	2.500%, 12/15/16	4,750
653	2.500%, 09/01/18	653
666	6.250%, 04/30/16	680
	Walt Disney Co. (The),
1,696	0.875%, 05/30/17	1,693
304	1.100%, 12/01/17	304

		66,190

	Multiline Retail — 0.0% (g)
2,336	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	2,535
645	Target Corp., 2.300%, 06/26/19	657

		3,192

	Specialty Retail — 0.1%
2,155	Home Depot, Inc. (The), 2.000%, 06/15/19	2,182
	Lowe’s Cos., Inc.,
1,453	1.625%, 04/15/17	1,465
1,415	6.100%, 09/15/17	1,529

		5,176

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	1,034

	Total Consumer Discretionary	113,647

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
2,230	5.000%, 03/01/19	2,413
5,847	5.050%, 10/15/16	6,051
6,085	Anheuser-Busch InBev Finance, Inc., 1.250%, 01/17/18	6,018
	Anheuser-Busch InBev Worldwide, Inc.,
4,750	6.875%, 11/15/19	5,527
1,550	7.750%, 01/15/19	1,804
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,403
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	461
400	5.750%, 10/23/17	432
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,529
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,739

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
2,330	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	2,353

		33,730

	Food & Staples Retailing — 0.2%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,658
3,425	CVS Health Corp., 2.250%, 12/05/18	3,459
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,866
4,765	2.300%, 01/15/19	4,800
500	6.400%, 08/15/17	540
	Sysco Corp.,
1,383	2.600%, 10/01/20	1,392
2,350	5.250%, 02/12/18	2,527
124	Walgreen Co., 5.250%, 01/15/19	134
5,282	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	5,295

		24,671

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,192
774	3.500%, 11/24/20	778
2,495	4.100%, 03/15/16	2,514
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,368
275	6.000%, 11/27/17 (e)	297
2,480	ConAgra Foods, Inc., 1.300%, 01/25/16	2,480
1,190	General Mills, Inc., 0.875%, 01/29/16	1,190
	Kellogg Co.,
729	1.750%, 05/17/17	731
1,200	3.250%, 05/21/18	1,239
5,324	4.450%, 05/30/16	5,415
	Kraft Foods Group, Inc.,
1,793	2.250%, 06/05/17	1,813
1,340	6.125%, 08/23/18	1,481
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	847
2,045	4.900%, 11/01/19	2,211
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,303
2,145	4.125%, 02/09/16	2,158
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,726
2,130	6.600%, 04/01/16	2,169

		38,912

	Total Consumer Staples	97,313

	Energy — 2.5%
	Energy Equipment & Services — 0.4%
	Halliburton Co.,
8,168	1.000%, 08/01/16	8,175
1,954	2.000%, 08/01/18	1,959
6,445	Nabors Industries, Inc., 6.150%, 02/15/18	6,679
3,667	National Oilwell Varco, Inc., 1.350%, 12/01/17	3,628
	Noble Holding International Ltd., (Cayman Islands),
8,008	2.500%, 03/15/17	7,602
389	4.000%, 03/16/18	367
2,700	Pride International, Inc., 8.500%, 06/15/19	2,772
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,891
	Transocean, Inc., (Cayman Islands),
4,980	3.000%, 10/15/17	4,706
1,300	6.000%, 03/15/18	1,242
370	7.375%, 04/15/18	357
2,285	Weatherford International LLC, 6.350%, 06/15/17	2,251
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	532
700	6.000%, 03/15/18	667
1,160	9.625%, 03/01/19	1,176

		44,004

	Oil, Gas & Consumable Fuels — 2.1%
	Anadarko Petroleum Corp.,
1,380	5.950%, 09/15/16	1,427
2,080	6.375%, 09/15/17	2,226
1,195	6.950%, 06/15/19	1,341
1,600	8.700%, 03/15/19	1,873
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,817
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,089
2,160	5.500%, 02/01/17	2,195
	BP Capital Markets plc, (United Kingdom),
8,002	1.375%, 11/06/17	7,987
2,935	1.846%, 05/05/17	2,961
4,040	3.200%, 03/11/16	4,069
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,226
3,420	6.050%, 01/15/18	3,594
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	754

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,510	5.700%, 05/15/17	3,682
1,620	5.900%, 02/01/18	1,726
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,173
	Chevron Corp.,
1,855	1.365%, 03/02/18	1,852
800	1.718%, 06/24/18	803
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,355
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,238
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,557
1,065	6.650%, 07/15/18	1,194
	ConocoPhillips Co.,
800	1.050%, 12/15/17	793
1,067	2.200%, 05/15/20	1,062
	Devon Energy Corp.,
4,004	2.250%, 12/15/18	3,979
3,121	6.300%, 01/15/19	3,445
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,192
7,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	7,101
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,304
698	Series L, 6.300%, 09/15/17	750
9,632	Series N, 6.500%, 01/31/19	10,686
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,667
3,450	5.625%, 06/01/19	3,829
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	998
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	3,000
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,017
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,972
7,358	Marathon Oil Corp., 2.700%, 06/01/20	7,064
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,122
5,705	Noble Energy, Inc., 8.250%, 03/01/19	6,571
	Occidental Petroleum Corp.,
1,800	1.500%, 02/15/18	1,793
1,075	1.750%, 02/15/17	1,081
	ONEOK Partners LP,
6,769	3.200%, 09/15/18	6,684
1,897	3.800%, 03/15/20	1,853
446	8.625%, 03/01/19	506
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,096
8,292	3.500%, 02/06/17	7,772
1,645	3.875%, 01/27/16	1,641
4,300	6.125%, 10/06/16	4,279
2,672	7.875%, 03/15/19	2,481
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,528
2,091	Phillips 66, 2.950%, 05/01/17	2,131
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,602
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	1,047
2,547	6.125%, 01/15/17	2,644
5,605	6.500%, 05/01/18	5,990
2,180	8.750%, 05/01/19	2,552
4,907	Southwestern Energy Co., 7.500%, 02/01/18	4,812
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,783
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,821
	Statoil ASA, (Norway),
2,575	1.250%, 11/09/17	2,563
235	1.800%, 11/23/16	237
1,393	1.950%, 11/08/18	1,398
2,480	2.250%, 11/08/19	2,496
460	5.250%, 04/15/19	507
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,271
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,529
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,253
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,545
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	288
508	1.000%, 08/12/16	509
1,774	1.500%, 02/17/17	1,783
716	1.550%, 06/28/17	719
	TransCanada PipeLines Ltd., (Canada),
1,625	0.750%, 01/15/16	1,625
351	1.875%, 01/12/18	351

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,040	6.500%, 08/15/18	1,156
249	7.690%, 06/30/16	258
2,695	Valero Energy Corp., 9.375%, 03/15/19	3,245
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,761

		224,281

	Total Energy	268,285

	Financials — 11.0%
	Banks — 4.8%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,414
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,291
2,865	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	2,854
	Australia & New Zealand Banking Group Ltd., (Australia),
3,078	1.450%, 05/15/18	3,054
550	1.500%, 01/16/18	549
2,800	Reg. S, 3.250%, 03/01/16	2,819
	Bank of America Corp.,
23,865	2.000%, 01/11/18	23,956
5,150	2.625%, 10/19/20	5,126
3,715	3.625%, 03/17/16	3,745
3,015	3.875%, 03/22/17	3,107
4,455	5.625%, 10/14/16	4,625
1,453	5.750%, 08/15/16	1,498
4,203	5.750%, 12/01/17	4,524
15,540	6.000%, 09/01/17	16,662
6,870	6.400%, 08/28/17	7,420
9,731	6.875%, 04/25/18	10,830
10,590	7.625%, 06/01/19	12,410
3,455	Series 1, 3.750%, 07/12/16	3,512
1,792	Series L, 1.950%, 05/12/18	1,800
7,100	Series L, 2.250%, 04/21/20	6,988
6,565	Series L, 2.600%, 01/15/19	6,637
7,135	Series L, 2.650%, 04/01/19	7,216
2,750	Series L, 5.650%, 05/01/18	2,982
	Bank of Montreal, (Canada),
3,325	1.400%, 04/10/18	3,303
100	1.450%, 04/09/18	100
669	2.375%, 01/25/19	677
	Bank of Nova Scotia (The), (Canada),
1,645	1.250%, 04/11/17	1,642
4,620	1.450%, 04/25/18	4,586
5,863	2.050%, 10/30/18	5,892
325	2.050%, 06/05/19	324
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,576
5,840	1.700%, 03/05/18 (e)	5,799
1,800	2.300%, 03/10/19 (e)	1,798
1,000	2.700%, 09/09/18 (e)	1,017
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,938
	Barclays Bank plc, (United Kingdom),
661	5.125%, 01/08/20	732
1,250	Series 1, 5.000%, 09/22/16	1,289
5,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	5,676
	BB&T Corp.,
7,393	1.450%, 01/12/18	7,358
6,035	1.600%, 08/15/17	6,054
2,230	2.150%, 03/22/17	2,252
2,500	2.625%, 06/29/20	2,528
312	3.950%, 04/29/16	316
1,878	5.250%, 11/01/19	2,064
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,684
675	Branch Banking & Trust Co., 1.050%, 12/01/16	675
2,330	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	2,331
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	2,990
2,000	2.250%, 02/13/19	1,994
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,725
4,862	1.650%, 02/05/18	4,823
4,472	2.350%, 08/17/18	4,474
	Citigroup, Inc.,
13,180	1.700%, 04/27/18	13,113
6,661	1.750%, 05/01/18	6,635
7,428	1.800%, 02/05/18	7,425
2,392	1.850%, 11/24/17	2,393
2,220	2.150%, 07/30/18	2,233
14,415	2.400%, 02/18/20	14,371
7,490	2.500%, 09/26/18	7,598
3,045	2.550%, 04/08/19	3,081
1,350	5.500%, 02/15/17	1,411
5,349	6.125%, 11/21/17	5,809
1,886	6.125%, 05/15/18	2,076

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,000	Comerica Bank, 2.500%, 06/02/20	998
2,054	Comerica, Inc., 2.125%, 05/23/19	2,048
	Commonwealth Bank of Australia, (Australia),
1,450	2.250%, 03/13/19	1,457
2,050	2.300%, 03/12/20	2,037
730	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.250%, 01/14/19	736
774	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	771
2,300	Discover Bank, 3.100%, 06/04/20	2,324
	Fifth Third Bancorp,
470	2.300%, 03/01/19	472
817	2.875%, 07/27/20	820
7,487	3.625%, 01/25/16	7,519
5,890	Fifth Third Bank, 2.375%, 04/25/19	5,925
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,488
2,090	Huntington Bancshares, Inc., 2.600%, 08/02/18	2,106
	Huntington National Bank (The),
2,250	1.375%, 04/24/17	2,240
506	2.000%, 06/30/18	505
1,174	2.200%, 11/06/18	1,174
1,425	2.200%, 04/01/19	1,415
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,234
1,560	KeyBank N.A., 1.650%, 02/01/18	1,556
	KeyCorp,
10,775	2.300%, 12/13/18	10,751
594	2.900%, 09/15/20	595
2,568	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	2,567
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	344
2,850	1.450%, 03/07/18	2,820
1,000	2.250%, 07/25/19	997
2,066	6.625%, 12/04/17	2,253
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,621
1,000	2.450%, 04/16/19 (e)	1,002
1,189	2.650%, 09/25/19 (e)	1,197
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	683
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,900
900	2.750%, 03/09/17	917
3,107	3.000%, 07/27/16 (e)	3,149
1,850	National City Bank, 5.800%, 06/07/17	1,964
4,425	National City Corp., 6.875%, 05/15/19	5,036
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,600
	PNC Bank N.A.,
1,000	1.500%, 10/18/17	999
2,000	2.300%, 06/01/20	1,993
4,300	2.400%, 10/18/19	4,310
1,000	2.600%, 07/21/20	1,010
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,036
1,975	5.125%, 02/08/20	2,192
	Royal Bank of Canada, (Canada),
1,555	1.500%, 01/16/18	1,554
3,250	1.875%, 02/05/20	3,223
15,850	2.200%, 07/27/18	16,031
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	881
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,586
5,560	3.500%, 01/20/17	5,680
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,211
550	2.250%, 11/05/19	553
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,520
1,795	1.950%, 11/15/18	1,814
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,626
2,000	2.125%, 10/28/19	2,008
	Wachovia Corp.,
22,335	5.625%, 10/15/16	23,222
2,165	5.750%, 06/15/17	2,308
7,617	5.750%, 02/01/18	8,277
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,051
1,750	1.250%, 07/20/16	1,756
6,680	1.400%, 09/08/17	6,677
3,919	2.125%, 04/22/19	3,941
1,040	2.150%, 01/15/19	1,046
943	2.600%, 07/22/20	950
17,043	Series N, 2.150%, 01/30/20	16,966
1,750	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,898

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Westpac Banking Corp., (Australia),
1,017	1.550%, 05/25/18	1,010
550	2.250%, 01/17/19	554
4,000	2.600%, 11/23/20	4,008
3,106	4.875%, 11/19/19	3,405

		523,298

	Capital Markets — 2.3%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,300
	Bank of New York Mellon Corp. (The),
2,421	1.300%, 01/25/18	2,408
3,031	2.200%, 03/04/19	3,051
1,100	4.600%, 01/15/20	1,198
4,194	Series G, 2.150%, 02/24/20	4,168
2,840	BlackRock, Inc., Series 2, 5.000%, 12/10/19	3,156
	Credit Suisse AG, (Switzerland),
3,650	1.700%, 04/27/18	3,645
2,383	1.750%, 01/29/18	2,380
1,250	2.300%, 05/28/19	1,256
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,223
20,239	1.875%, 02/13/18	20,168
1,430	2.950%, 08/20/20	1,434
	Goldman Sachs Group, Inc. (The),
2,000	2.550%, 10/23/19	2,019
675	2.600%, 04/23/20	678
3,402	2.625%, 01/31/19	3,463
2,025	2.750%, 09/15/20	2,038
3,410	2.900%, 07/19/18	3,497
12,355	3.625%, 02/07/16	12,420
1,081	5.350%, 01/15/16	1,087
4,070	5.375%, 03/15/20	4,531
10,493	5.950%, 01/18/18	11,391
8,893	6.150%, 04/01/18	9,748
3,000	6.250%, 09/01/17	3,240
11,224	7.500%, 02/15/19	13,067
	ING Bank N.V., (Netherlands),
3,000	1.375%, 03/07/16 (e)	3,006
1,500	1.800%, 03/16/18 (e)	1,494
3,772	2.450%, 03/16/20 (e)	3,778
4,640	3.750%, 03/07/17 (e)	4,771
600	Jefferies Group LLC, 5.125%, 04/13/18	629
	Macquarie Bank Ltd., (Australia),
2,047	2.600%, 06/24/19 (e)	2,053
7,976	5.000%, 02/22/17 (e)	8,296
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,117
3,675	4.875%, 08/10/17 (e)	3,826
	Morgan Stanley,
883	1.875%, 01/05/18	887
7,561	2.125%, 04/25/18	7,613
1,071	2.375%, 07/23/19	1,078
21,919	2.650%, 01/27/20	22,086
2,260	2.800%, 06/16/20	2,285
7,110	4.750%, 03/22/17	7,405
5,000	5.500%, 01/26/20	5,586
4,230	5.500%, 07/24/20	4,755
1,645	5.550%, 04/27/17	1,736
2,640	5.750%, 10/18/16	2,747
7,570	5.950%, 12/28/17	8,205
1,090	6.250%, 08/28/17	1,172
5,026	6.625%, 04/01/18	5,563
4,161	7.300%, 05/13/19	4,846
2,345	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	2,355
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,334
	State Street Corp.,
920	1.350%, 05/15/18	913
1,991	2.550%, 08/18/20	2,014
2,015	5.375%, 04/30/17	2,129
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	562
	UBS AG, (Switzerland),
1,400	1.375%, 08/14/17	1,395
5,500	1.800%, 03/26/18	5,499
1,500	2.350%, 03/26/20	1,500
8,195	2.375%, 08/14/19	8,232
4,833	5.750%, 04/25/18	5,244

		252,677

	Consumer Finance — 1.9%
	American Express Centurion Bank,
1,633	5.950%, 06/12/17	1,737
1,645	6.000%, 09/13/17	1,770
	American Express Co.,
9,610	6.150%, 08/28/17	10,349
2,315	7.000%, 03/19/18	2,582
1,395	8.125%, 05/20/19	1,664
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,719

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
3,635	1.550%, 09/22/17	3,640
1,257	1.800%, 07/31/18	1,255
1,127	1.875%, 11/05/18	1,131
3,495	2.125%, 03/18/19	3,502
8,545	2.250%, 08/15/19	8,562
983	2.375%, 03/24/17	997
2,150	5.300%, 12/02/15	2,150
879	Series F, 2.600%, 09/14/20	883
	American Honda Finance Corp.,
1,409	1.550%, 12/11/17	1,413
4,150	1.600%, 02/16/18 (e)	4,146
2,950	1.600%, 07/13/18	2,947
1,419	2.450%, 09/24/20	1,426
2,700	Series A, 2.150%, 03/13/20	2,687
	Capital One Financial Corp.,
613	2.450%, 04/24/19	618
7,098	3.150%, 07/15/16	7,187
	Caterpillar Financial Services Corp.,
2,115	1.250%, 11/06/17	2,110
1,340	1.700%, 06/16/18	1,341
2,130	2.250%, 12/01/19	2,139
275	2.650%, 04/01/16	277
1,455	7.050%, 10/01/18	1,658
760	Series G, 2.050%, 08/01/16	767
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,559
868	2.240%, 06/15/18	863
6,778	2.375%, 01/16/18	6,792
6,146	2.375%, 03/12/19	6,059
1,322	2.551%, 10/05/18	1,325
1,575	2.875%, 10/01/18	1,586
6,233	3.000%, 06/12/17	6,309
15,786	3.984%, 06/15/16	15,996
10,200	4.250%, 02/03/17	10,460
650	8.000%, 12/15/16	691
	General Motors Financial Co., Inc.,
2,294	3.100%, 01/15/19	2,295
3,504	3.200%, 07/13/20	3,456
1,120	HSBC Finance Corp., 5.500%, 01/19/16	1,127
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,427
2,845	1.700%, 03/05/18	2,840
4,525	2.350%, 03/05/20	4,501
5,990	2.375%, 11/13/19	5,995
	John Deere Capital Corp.,
1,107	1.350%, 01/16/18	1,105
1,351	1.550%, 12/15/17	1,355
790	1.850%, 09/15/16	797
1,120	1.950%, 12/13/18	1,129
2,600	1.950%, 03/04/19	2,596
2,360	2.000%, 01/13/17	2,383
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,748
3,883	1.800%, 03/15/18 (e)	3,879
5,280	2.350%, 03/04/19 (e)	5,296
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,283
	Toyota Motor Credit Corp.,
10,971	1.375%, 01/10/18	10,968
8,645	2.100%, 01/17/19	8,731
3,500	2.125%, 07/18/19	3,524
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,343

		203,075

	Diversified Financial Services — 0.8%
5,957	Berkshire Hathaway, Inc., 1.550%, 02/09/18	5,973
	Boeing Capital Corp.,
500	2.125%, 08/15/16	505
629	4.700%, 10/27/19	695
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,868
10,919	GE Capital International Funding Co., (Ireland), 2.342%, 11/15/20 (e)	10,892
	General Electric Capital Corp.,
5,897	1.600%, 11/20/17	5,945
5,476	2.300%, 04/27/17	5,564
2,345	2.900%, 01/09/17	2,393
1,000	5.375%, 10/20/16	1,040
1,122	5.400%, 02/15/17	1,182
2,716	5.500%, 01/08/20	3,079
15,878	5.625%, 09/15/17	17,087
12,575	5.625%, 05/01/18	13,761
1,053	6.000%, 08/07/19	1,202
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,512
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	532
3,315	1.900%, 08/10/18	3,345
1,682	2.125%, 05/11/20	1,676

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,246
1,800	UBS Group Funding Jersey Ltd., (Jersey), 2.950%, 09/24/20 (e)	1,800

		85,297

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
533	2.300%, 11/03/20	530
1,375	5.800%, 03/15/18	1,503
5,078	American International Group, Inc., Series NOTE, 2.300%, 07/16/19	5,078
896	Aon Corp., 3.125%, 05/27/16	906
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,284
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,117
	CNA Financial Corp.,
1,437	6.500%, 08/15/16	1,489
1,255	6.950%, 01/15/18	1,373
1,790	7.350%, 11/15/19	2,081
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,903
	Lincoln National Corp.,
470	6.250%, 02/15/20	532
1,325	8.750%, 07/01/19	1,606
5,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	5,578
7,085	MassMutual Global Funding II, 2.000%, 04/05/17 (e)	7,155
	Metropolitan Life Global Funding I,
5,150	1.500%, 01/10/18 (e)	5,137
6,781	2.300%, 04/10/19 (e)	6,835
	New York Life Global Funding,
920	2.100%, 01/02/19 (e)	922
7,291	2.150%, 06/18/19 (e)	7,293
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,193
4,120	1.600%, 05/29/18 (e)	4,099
2,450	2.200%, 05/16/19 (e)	2,455
1,967	2.550%, 11/24/20 (e)	1,969
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,315
	Principal Life Global Funding II,
2,141	1.125%, 02/24/17 (e)	2,138
1,000	1.200%, 05/19/17 (e)	997
2,969	2.250%, 10/15/18 (e)	2,994
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,200
1,000	5.750%, 12/15/17	1,086
2,561	6.250%, 06/20/16	2,639

		82,407

	Real Estate Investment Trusts (REITs) — 0.3%
2,981	Boston Properties LP, 3.700%, 11/15/18	3,098
91	Duke Realty LP, 5.950%, 02/15/17	95
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,129
219	5.125%, 03/15/16	222
1,742	5.750%, 06/15/17	1,851
	HCP, Inc.,
2,050	2.625%, 02/01/20	2,025
1,975	6.700%, 01/30/18	2,159
	Realty Income Corp.,
2,250	2.000%, 01/31/18	2,255
2,080	5.375%, 09/15/17	2,204
	Simon Property Group LP,
855	1.500%, 02/01/18 (e)	849
1,511	2.150%, 09/15/17	1,532
3,739	2.200%, 02/01/19	3,764
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,734
1,569	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	1,568
	Welltower, Inc.,
235	2.250%, 03/15/18	235
285	3.625%, 03/15/16	287
1870	6.125%, 04/15/20	2,110
295	6.200%, 06/01/16	302

		30,419

	Thrifts & Mortgage Finance — 0.1%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	507
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,000

		6,507

	Total Financials	1,183,680

	Health Care — 1.2%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,199
6,330	2.125%, 05/15/17	6,393
4,615	2.200%, 05/22/19	4,612
1,403	2.300%, 06/15/16	1,413
100	5.850%, 06/01/17	106

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
435	6.150%, 06/01/18	479
870	Baxalta, Inc., 2.875%, 06/23/20 (e)	863
	Biogen, Inc.,
850	2.900%, 09/15/20	852
3,140	6.875%, 03/01/18	3,478
1,501	Celgene Corp., 2.300%, 08/15/18	1,515
	Gilead Sciences, Inc.,
905	2.050%, 04/01/19	908
1,490	2.550%, 09/01/20	1,503

		24,321

	Health Care Equipment & Supplies — 0.1%
225	Baxter International, Inc., 1.850%, 01/15/17	226
	Becton, Dickinson & Co.,
1,640	1.450%, 05/15/17	1,638
580	1.800%, 12/15/17	582
1,130	2.675%, 12/15/19	1,144
520	Covidien International Finance S.A., (Luxembourg), 4.200%, 06/15/20	561
2,215	Medtronic, Inc., 2.500%, 03/15/20	2,243

		6,394

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,131
2,640	2.200%, 03/15/19	2,634
	Anthem, Inc.,
2,220	2.250%, 08/15/19	2,220
1,865	2.300%, 07/15/18	1,879
3,118	5.875%, 06/15/17	3,314
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,859
808	1.950%, 06/15/18	809
846	2.400%, 11/15/19	849
	Express Scripts Holding Co.,
3,280	1.250%, 06/02/17	3,262
2,140	7.250%, 06/15/19	2,487
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,802
2,618	2.500%, 11/01/18	2,620
3,250	2.625%, 02/01/20	3,233
2,214	3.125%, 05/15/16	2,233
	McKesson Corp.,
544	0.950%, 12/04/15	544
2,158	2.284%, 03/15/19	2,161
360	5.700%, 03/01/17	379
	Medco Health Solutions, Inc.,
3,014	4.125%, 09/15/20	3,178
1,405	7.125%, 03/15/18	1,560
1,107	Quest Diagnostics, Inc., 3.200%, 04/01/16	1,115
	UnitedHealth Group, Inc.,
1,582	1.400%, 10/15/17	1,585
1,587	1.625%, 03/15/19	1,577
250	1.875%, 11/15/16	252
509	1.900%, 07/16/18	513
380	5.375%, 03/15/16	385
935	6.000%, 06/15/17	1,001
440	6.000%, 11/15/17	476
250	6.000%, 02/15/18	273

		47,331

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	667
	Thermo Fisher Scientific, Inc.,
2,165	1.300%, 02/01/17	2,161
1,525	1.850%, 01/15/18	1,522
3,143	3.200%, 03/01/16	3,160

		7,510

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
3,785	1.750%, 11/06/17	3,798
2,300	1.800%, 05/14/18	2,300
	Actavis Funding SCS, (Luxembourg),
680	2.450%, 06/15/19	678
3,482	3.000%, 03/12/20	3,529
3,135	Actavis, Inc., 1.875%, 10/01/17	3,140
1,530	Allergan, Inc., 1.350%, 03/15/18	1,507
	Bayer U.S. Finance LLC,
1,000	1.500%, 10/06/17 (e)	1,002
1,200	2.375%, 10/08/19 (e)	1,207
3,805	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	4,013
1,470	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	1,478
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,320
2,400	Mylan, Inc., 1.350%, 11/29/16	2,385
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	367
	Pfizer, Inc.,
6,770	0.900%, 01/15/17	6,767
1,165	6.050%, 03/30/17	1,240
1,815	Sanofi, (France), 1.250%, 04/10/18	1,813
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,066

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Zoetis, Inc.,
1,805	1.875%, 02/01/18	1,790
531	3.450%, 11/13/20	535

		43,935

	Total Health Care	129,491

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,406
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,248
	Lockheed Martin Corp.,
1,905	1.850%, 11/23/18	1,907
2,835	2.125%, 09/15/16	2,860
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,028
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,005
	Precision Castparts Corp.,
1,376	0.700%, 12/20/15	1,376
5,240	2.250%, 06/15/20	5,229
520	Raytheon Co., 4.400%, 02/15/20	566
655	Textron, Inc., 5.600%, 12/01/17	699
	United Technologies Corp.,
595	1.800%, 06/01/17	600
156	SUB, 1.778%, 05/04/18	155

		19,079

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,577

	Commercial Services & Supplies — 0.1%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,304
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,682
1,220	Waste Management, Inc., 2.600%, 09/01/16	1,235

		13,221

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	992

	Electrical Equipment — 0.1%
6,389	Eaton Corp., 1.500%, 11/02/17	6,380
700	Emerson Electric Co., 4.875%, 10/15/19	773

		7,153

	Industrial Conglomerates — 0.0% (g)
992	Danaher Corp., 1.650%, 09/15/18	993
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	544
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	694
830	Roper Technologies, Inc., 3.000%, 12/15/20	830

		3,061

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	227
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	935
2,449	1.950%, 03/01/19	2,458

		3,620

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,463
1,750	5.750%, 03/15/18	1,909
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,203
1,720	7.250%, 05/15/19	1,982
	CSX Corp.,
1,045	5.600%, 05/01/17	1,106
1,168	6.250%, 03/15/18	1,283
1,456	7.900%, 05/01/17	1,586
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,952
1,012	2.750%, 03/15/17 (e)	1,026
1,841	6.200%, 11/01/16 (e)	1,915
1,235	6.375%, 10/15/17 (e)	1,335
	Norfolk Southern Corp.,
1,100	5.750%, 01/15/16	1,107
1,500	5.900%, 06/15/19	1,681
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,831
527	2.500%, 06/15/19 (e)	520
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,841
4,609	2.500%, 03/01/17	4,647
1,320	2.500%, 05/11/20	1,294
885	2.550%, 06/01/19	882
	Union Pacific Corp.,
696	1.800%, 02/01/20	685
1,075	5.650%, 05/01/17	1,137
1,455	7.000%, 02/01/16	1,469

		40,854

	Total Industrials	89,557

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,704
3,042	1.650%, 06/15/18	3,061
2,230	2.125%, 03/01/19	2,259

		7,024

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,874
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,391
464	6.875%, 06/01/18	508

		6,773

	Internet Software & Services — 0.0% (g)
2,379	eBay, Inc., 2.200%, 08/01/19	2,357

	IT Services — 0.1%
	International Business Machines Corp.,
2,930	1.250%, 02/08/18	2,923
2,930	1.950%, 07/22/16	2,954
	Xerox Corp.,
634	2.950%, 03/15/17	641
1,390	6.750%, 02/01/17	1,463

		7,981

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,943	1.950%, 10/01/16	2,974
1,318	2.450%, 07/29/20	1,337
1,988	National Semiconductor Corp., 6.600%, 06/15/17	2,153
	Texas Instruments, Inc.,
1,781	1.750%, 05/01/20	1,757
4,610	2.375%, 05/16/16	4,649

		12,870

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,731
	Microsoft Corp.,
349	0.875%, 11/15/17	348
3,455	1.850%, 02/12/20	3,464
	Oracle Corp.,
2,900	2.250%, 10/08/19	2,937
1,985	2.375%, 01/15/19	2,023
735	5.000%, 07/08/19	814

		18,317

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
1,002	0.900%, 05/12/17	1,002
5,915	2.100%, 05/06/19	6,005

		7,007

	Total Information Technology	62,329

	Materials — 0.4%
	Chemicals — 0.2%
750	Agrium, Inc., (Canada), 6.750%, 01/15/19	843
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,764
	Ecolab, Inc.,
2,254	1.450%, 12/08/17	2,241
3,765	3.000%, 12/08/16	3,833
4,866	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,991
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,287
1,787	2.300%, 11/15/19	1,774
146	6.650%, 03/15/18	161
740	Praxair, Inc., 4.500%, 08/15/19	805
502	Rohm & Haas Co., 6.000%, 09/15/17	537

		21,236

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,035	1.625%, 02/24/17	5,040
1,365	1.875%, 11/21/16	1,375
375	5.250%, 12/15/15	376
	Freeport-McMoRan, Inc.,
2,417	2.150%, 03/01/17	2,284
2,745	2.375%, 03/15/18	2,335
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,601
530	5.850%, 06/01/18	569
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	4,305
4,915	3.150%, 01/15/17	4,565

		22,450

	Total Materials	43,686

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
596	1.600%, 02/15/17	598
3,260	1.700%, 06/01/17	3,276
7,732	2.300%, 03/11/19	7,838
1,773	2.450%, 06/30/20	1,756
200	2.950%, 05/15/16	202

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
7,451	5.500%, 02/01/18	8,053
1,134	5.600%, 05/15/18	1,238
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,000
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,890
4,860	5.750%, 03/23/16	4,932
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,532
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,419
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,599
1,121	3.992%, 02/16/16	1,127
849	6.221%, 07/03/17	907
500	6.421%, 06/20/16	514
	Verizon Communications, Inc.,
3,816	1.350%, 06/09/17	3,818
3,450	2.000%, 11/01/16	3,479
6,296	2.500%, 09/15/16	6,369
5,818	2.625%, 02/21/20	5,878
6,440	6.100%, 04/15/18	7,092

		68,517

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
4,520	5.000%, 03/30/20	4,929
2,031	5.625%, 11/15/17	2,175
2,395	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	2,693
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,546
625	1.500%, 02/19/18	623
4,340	1.625%, 03/20/17	4,352
1,396	5.625%, 02/27/17	1,466

		17,784

	Total Telecommunication Services	86,301

	Utilities — 1.0%
	Electric Utilities — 0.6%
3,633	American Electric Power Co., Inc., 1.650%, 12/15/17	3,607
	Arizona Public Service Co.,
350	2.200%, 01/15/20	348
4,295	6.250%, 08/01/16	4,443
400	8.750%, 03/01/19	478
500	Atlantic City Electric Co., 7.750%, 11/15/18	581
760	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	897
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	2,984
1,000	6.150%, 09/15/17	1,080
525	Series 104, 5.950%, 08/15/16	543
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	464
1,480	5.250%, 01/15/18	1,597
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,114
505	2.150%, 11/15/16	510
1,240	Duke Energy Florida LLC, 5.650%, 06/15/18	1,357
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,134
225	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	243
565	Kansas City Power & Light Co., 5.850%, 06/15/17	600
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	476
1,905	MidAmerican Energy Co., 2.400%, 03/15/19	1,923
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	224
250	6.000%, 03/01/19	275
4,249	7.875%, 12/15/15	4,260
371	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	398
530	Ohio Power Co., Series K, 6.000%, 06/01/16	543
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,873
250	PacifiCorp, 5.650%, 07/15/18	274
1,567	PECO Energy Co., 1.200%, 10/15/16	1,572
875	Pennsylvania Electric Co., 6.050%, 09/01/17	937
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	452
	Progress Energy, Inc.,
409	4.875%, 12/01/19	443
370	5.625%, 01/15/16	372
850	7.050%, 03/15/19	971
535	Public Service Co. of Colorado, 5.800%, 08/01/18	589
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,401

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,341
2,050	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,043
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,625
1,543	Southern California Edison Co., 1.845%, 02/01/22	1,532
5,610	Southern Co. (The), 1.300%, 08/15/17	5,566
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	571
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,375
1,268	5.000%, 06/30/19	1,392
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,125
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	2,999

		64,532

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
400	6.350%, 06/15/17	427
314	8.500%, 03/15/19	371
	CenterPoint Energy Resources Corp.,
1,492	6.125%, 11/01/17	1,609
679	6.150%, 05/01/16	693
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	210
2,023	2.800%, 11/15/20	2,029

		5,339

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
798	2.950%, 01/15/20	798
260	5.200%, 10/01/19	282
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,939
1,000	5.320%, 09/15/16	1,032

		7,051

	Independent Power and Renewable Electricity Producers — 0.0% (g)
1,254	Southern Power Co., 1.850%, 12/01/17	1,255

	Multi-Utilities — 0.3%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,362
2,385	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	2,369
773	CenterPoint Energy, Inc., Series B, 5.950%, 02/01/17	811
	CMS Energy Corp.,
2,455	5.050%, 02/15/18	2,604
330	8.750%, 06/15/19	397
2,725	Consolidated Edison Co. of New York, Inc., Series 08-A, 5.850%, 04/01/18	2,971
	Consumers Energy Co.,
455	6.125%, 03/15/19	513
648	Series P, 5.500%, 08/15/16	668
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	743
1,100	6.400%, 06/15/18	1,215
1,778	Series A, 1.400%, 09/15/17	1,763
824	DTE Energy Co., 2.400%, 12/01/19	821
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,159
1,785	6.800%, 01/15/19	2,015
	Sempra Energy,
995	2.300%, 04/01/17	1,003
820	6.150%, 06/15/18	899
1,880	6.500%, 06/01/16	1,930
1,300	9.800%, 02/15/19	1,584
	TECO Finance, Inc.,
475	5.150%, 03/15/20	518
1,660	6.572%, 11/01/17	1,800

		27,145

	Total Utilities	105,322

	Total Corporate Bonds (Cost $2,188,499)	2,179,611

Foreign Government Security — 0.0% (g)
1,370	Province of Ontario, (Canada), 2.300%, 05/10/16 (Cost $1,376)	1,379

Mortgage Pass-Through Securities — 3.3%
	Federal Home Loan Mortgage Corp.,
346	ARM, 1.510%, 08/01/37	366
2,040	ARM, 2.017%, 05/01/37	2,130
1,790	ARM, 2.018%, 03/01/37	1,880
1,491	ARM, 2.062%, 12/01/36	1,574
1,014	ARM, 2.175%, 04/01/37	1,067
751	ARM, 2.195%, 03/01/37	795
163	ARM, 2.209%, 03/01/35	172
1,281	ARM, 2.235%, 08/01/36	1,352

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
426		ARM, 2.265%, 06/01/36	451
165		ARM, 2.271%, 02/01/37	175
50		ARM, 2.309%, 01/01/27	52
824		ARM, 2.321%, 11/01/36	877
2,755		ARM, 2.323%, 10/01/36	2,905
340		ARM, 2.329%, 12/01/36	362
1,908		ARM, 2.402%, 01/01/37	2,036
1		ARM, 2.411%, 12/01/17	1
69		ARM, 2.433%, 12/01/27	73
174		ARM, 2.521%, 07/01/36	186
560		ARM, 2.552%, 11/01/37	594
983		ARM, 2.553%, 04/01/37 - 10/01/37	1,050
856		ARM, 2.562%, 12/01/36	907
1,450		ARM, 2.605%, 08/01/36	1,545
1,273		ARM, 2.645%, 08/01/37	1,361
1,607		ARM, 2.665%, 03/01/36	1,712
2,143		ARM, 2.674%, 04/01/38	2,299
5,660		ARM, 2.727%, 06/01/37	6,072
3,878		ARM, 2.730%, 06/01/37	4,164
1,768		ARM, 2.745%, 01/01/38	1,900
1,037		ARM, 2.793%, 03/01/37	1,113
799		ARM, 2.828%, 02/01/37	858
3,807		ARM, 2.964%, 03/01/35	4,068
2,610		ARM, 3.011%, 10/01/35	2,792
272		ARM, 3.035%, 08/01/37	283
3,575		ARM, 3.149%, 03/01/36	3,776
2		ARM, 5.751%, 01/01/27	2
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
22,844		4.000%, 07/01/18 - 06/01/26	24,236
255		4.500%, 04/01/16 - 10/01/18	263
5,467		5.000%, 03/01/18 - 01/01/21	5,719
14,036		5.500%, 08/01/19 - 01/01/24	15,273
3,626		6.000%, 08/01/16 - 12/01/23	3,802
2,085		6.500%, 07/01/16 - 08/01/21	2,138
481		7.000%, 03/01/17	489
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
751		6.000%, 01/01/19 - 10/01/24	846
22		6.500%, 08/01/18 - 05/01/21	25
25		7.500%, 10/01/16 - 07/01/18	26
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
21,182		5.500%, 03/01/34 - 07/01/37	23,705
243		6.000%, 07/01/32	276
413		7.000%, 08/01/38	473
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
8,859		7.500%, 12/01/36	10,540
2,003		10.000%, 10/01/30	2,221
32		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	32
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		8.000%, 04/01/17 - 05/01/19	6
3		8.250%, 08/01/17	4
		Federal National Mortgage Association,
48		ARM, 1.397%, 08/01/37	49
2,198		ARM, 1.552%, 08/01/37	2,296
977		ARM, 1.635%, 04/01/37	1,015
2,105		ARM, 1.709%, 07/01/37	2,198
2,184		ARM, 1.822%, 01/01/37	2,280
1,287		ARM, 1.846%, 02/01/37	1,338
9		ARM, 1.915%, 01/01/19	9
169		ARM, 1.928%, 01/01/35	176
10		ARM, 1.979%, 03/01/19	10
308		ARM, 2.046%, 07/01/37	325
11		ARM, 2.063%, 07/01/27	12
267		ARM, 2.133%, 01/01/37	282
473		ARM, 2.144%, 05/01/36	499
38		ARM, 2.150%, 07/01/37	41
101		ARM, 2.263%, 12/01/36	108
2,532		ARM, 2.278%, 12/01/36	2,654
1,581		ARM, 2.292%, 11/01/37	1,673
470		ARM, 2.325%, 07/01/36	501
62		ARM, 2.337%, 04/01/36	64
2,360		ARM, 2.339%, 03/01/37	2,524
1,032		ARM, 2.360%, 12/01/37	1,099
18		ARM, 2.365%, 06/01/27	18
923		ARM, 2.367%, 08/01/36	978
834		ARM, 2.372%, 09/01/34	879
592		ARM, 2.374%, 04/01/37	629
1,810		ARM, 2.376%, 11/01/37	1,918
202		ARM, 2.396%, 12/01/36	216
728		ARM, 2.405%, 10/01/36	774
696		ARM, 2.408%, 12/01/35	735
27		ARM, 2.412%, 06/01/36	28
10		ARM, 2.450%, 05/01/25	10
283		ARM, 2.455%, 03/01/47	293
474		ARM, 2.455%, 10/01/36	500
—	(h)	ARM, 2.470%, 10/01/27	—	(h)
2		ARM, 2.480%, 08/01/17	2

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
233		ARM, 2.484%, 08/01/36	247
1,205		ARM, 2.494%, 08/01/36	1,288
5		ARM, 2.522%, 08/01/36	5
1,631		ARM, 2.563%, 11/01/37	1,737
1		ARM, 2.625%, 08/01/19	1
1,405		ARM, 2.634%, 08/01/36	1,505
466		ARM, 2.693%, 12/01/36	497
3,252		ARM, 2.821%, 03/01/36	3,476
3		ARM, 2.875%, 11/01/16	3
7		ARM, 2.972%, 10/01/25	7
492		ARM, 3.020%, 04/01/38	499
3,213		ARM, 3.061%, 03/01/36	3,436
3,823		ARM, 3.076%, 03/01/36	4,074
2,760		ARM, 3.149%, 10/01/35	2,942
		Federal National Mortgage Association, 15 Year, Single Family,
528		4.000%, 08/01/18 - 01/01/19	551
1,598		4.500%, 05/01/18 - 05/01/19	1,656
2,282		5.000%, 12/01/17 - 07/01/20	2,377
26,558		5.500%, 01/01/18 - 07/01/25	28,720
10,519		6.000%, 11/01/17 - 07/01/24	11,290
4,635		6.500%, 03/01/17 - 03/01/23	4,865
275		7.000%, 02/01/17 - 01/01/18	279
7		8.000%, 10/01/16	7
		Federal National Mortgage Association, 20 Year, Single Family,
783		5.500%, 05/01/27	874
22		6.000%, 03/01/18 - 07/01/19	25
2,084		6.500%, 03/01/17 - 03/01/25	2,388
560		7.000%, 08/01/20 - 08/01/21	596
—	(h)	7.500%, 06/01/16	—	(h)
		Federal National Mortgage Association, 30 Year, FHA/VA,
144		5.500%, 08/01/34	160
12		8.500%, 03/01/27	13
		Federal National Mortgage Association, 30 Year, Single Family,
19,791		5.000%, 10/01/39	22,149
27,221		5.500%, 12/01/32 - 04/01/37	30,754
17,275		6.000%, 04/01/35 - 01/01/38	19,727
11,075		6.500%, 03/01/26 - 10/01/38	12,693
4,645		7.000%, 04/01/37 - 08/01/37	5,421
72		8.000%, 12/01/30	80
4		8.500%, 09/01/21	4
24		9.000%, 02/01/31	25
18		9.500%, 07/01/28	20
5		10.000%, 02/01/24	5
		Federal National Mortgage Association, Other,
53		4.000%, 07/01/17	56
105		4.500%, 12/01/19	109
256		5.500%, 06/01/16 - 09/01/17	263
146		6.000%, 09/01/17	149
		Government National Mortgage Association II,
68		ARM, 1.625%, 11/20/25	71
34		ARM, 1.750%, 01/20/26 - 01/20/28	34
27		ARM, 1.875%, 07/20/21	28
44		ARM, 2.000%, 08/20/16 - 09/20/22	45
6		ARM, 2.500%, 12/20/17 - 05/20/21	7
9		ARM, 3.000%, 01/20/16 - 05/20/20	9
2		ARM, 3.500%, 10/20/17 - 12/20/17	2
4		ARM, 4.000%, 03/20/16 - 08/20/18	4
		Government National Mortgage Association II, 30 Year, Single Family,
3,945		6.000%, 09/20/38	4,429
9,056		7.000%, 08/20/38 - 09/20/38	10,901
12		7.500%, 09/20/28	15
27		8.000%, 09/20/26 - 12/20/27	33
32		8.500%, 03/20/25 - 04/20/25	37
1,438		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,565
		Government National Mortgage Association, 30 Year, Single Family,
4,384		6.500%, 09/15/38	5,024
9		8.500%, 04/15/25	11
8		9.000%, 09/15/24 - 10/15/26	9
165		9.500%, 07/15/20 - 12/15/25	186

		Total Mortgage Pass-Through Securities (Cost $345,868)	354,540

Supranational — 0.0% (g)
881		Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $881)	879

U.S. Government Agency Securities — 5.0%
8,500		Federal Farm Credit Banks, 1.000%, 09/25/17	8,500
		Federal Home Loan Banks,
34,970		0.500%, 09/28/16	34,905
39,150		4.750%, 12/16/16	40,772
20,000		5.000%, 11/17/17	21,540

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal Home Loan Mortgage Corp.,
21,880	0.750%, 07/14/17	21,823
32,050	1.000%, 03/08/17	32,125
20,000	1.650%, 11/15/19	20,038
75,000	2.500%, 05/27/16	75,748
35,000	5.250%, 04/18/16	35,646
	Federal National Mortgage Association,
25,650	0.875%, 05/21/18	25,448
48,185	1.125%, 04/27/17	48,380
35,680	1.125%, 07/20/18	35,607
20,000	1.250%, 09/28/16	20,091
20,000	1.630%, 01/10/20	19,693
22,000	2.250%, 03/15/16	22,121
20,000	2.375%, 04/11/16	20,146
3,315	5.000%, 03/15/16	3,360
5,000	5.000%, 02/13/17	5,251
14,550	5.250%, 09/15/16	15,070
21,155	5.375%, 06/12/17	22,560
11,200	Federal National Mortgage Association STRIPS, 1.160%, 07/15/16 (n)	11,166

	Total U.S. Government Agency Securities (Cost $539,713)	539,990

U.S. Treasury Obligations — 52.9%
	U.S. Treasury Notes,
280,000	0.500%, 07/31/17	278,337
230,000	0.625%, 05/31/17	229,227
75,000	0.625%, 06/30/17	74,733
10,000	0.625%, 07/31/17	9,961
320,000	0.625%, 08/31/17	318,500
225,000	0.625%, 09/30/17	223,875
200,000	0.625%, 11/30/17	198,664
280,000	0.625%, 04/30/18	276,926
95,000	0.750%, 06/30/17	94,848
270,000	0.750%, 10/31/17	269,061
331,000	0.750%, 12/31/17	329,397
20,000	0.750%, 02/28/18	19,870
40,000	0.750%, 03/31/18	39,717
135,000	0.875%, 11/30/16	135,200
148,365	0.875%, 12/31/16	148,545
185,000	0.875%, 01/31/17	185,202
95,000	0.875%, 02/28/17	95,104
190,000	0.875%, 04/30/17	190,134
30,000	0.875%, 07/15/17	30,007
125,000	0.875%, 01/31/18	124,619
5,070	0.875%, 07/31/19	4,971
165,000	1.000%, 08/31/16	165,458
170,000	1.000%, 09/30/16	170,478
200,000	1.000%, 10/31/16	200,547
105,000	1.000%, 03/31/17	105,283
20,000	1.000%, 05/31/18	19,942
9,930	1.000%, 06/30/19	9,799
50,000	1.000%, 08/31/19	49,184
30,000	1.125%, 06/15/18	30,002
200,000	1.250%, 10/31/18	200,227
60,000	1.250%, 11/30/18	60,028
175,000	1.250%, 01/31/19	174,788
20,000	1.375%, 06/30/18	20,131
25,000	1.375%, 07/31/18	25,149
50,000	1.375%, 09/30/18	50,256
10,000	1.375%, 12/31/18	10,034
90,000	1.375%, 02/28/19	90,141
50,000	1.500%, 06/30/16	50,293
110,000	1.500%, 07/31/16	110,679
30,000	1.500%, 08/31/18	30,268
30,000	1.500%, 12/31/18	30,207
20,000	1.500%, 01/31/19	20,127
150,000	1.500%, 05/31/19	150,633
50,000	1.625%, 03/31/19	50,453
10,000	1.625%, 04/30/19	10,088
75,000	1.750%, 05/31/16	75,483
80,000	1.875%, 09/30/17	81,428
15,000	2.000%, 04/30/16	15,100
15,000	2.250%, 11/30/17	15,382
50,000	2.250%, 07/31/18	51,463
40,000	2.375%, 07/31/17	41,000
105,000	2.750%, 11/30/16	107,096
51,835	3.125%, 01/31/17	53,240
37,000	3.125%, 04/30/17	38,205
125,000	3.250%, 12/31/16	128,320

	Total U.S. Treasury Obligations (Cost $5,717,065)	5,717,810

Loan Assignments — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
	Tricon Capital Group Inc., Revolving Loan, (Canada),
676	VAR, 0.500%, 06/12/17	673
2,373	VAR, 3.250%, 06/12/17	2,361

	Total Loan Assignments (Cost $3,049)	3,034

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
29,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $29,631)	29,631

	Total Investments — 99.2% (Cost $10,728,685)	10,718,233
	Other Assets in Excess of Liabilities — 0.8%	88,308

	NET ASSETS — 100.0%	$10,806,541

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2015.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,063
Aggregate gross unrealized depreciation	(43,515)

Net unrealized appreciation/depreciation	$(10,452)

Federal income tax cost of investments	$10,728,685

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$799,597	$205,528	$1,005,125
Collateralized Mortgage Obligations
Agency CMO	—	493,782	—	493,782
Non-Agency CMO	—	72,039	7,018	79,057

Total Collateralized Mortgage Obligations	—	565,821	7,018	572,839

Commercial Mortgage-Backed Securities	—	275,932	37,463	313,395
Corporate Bonds
Consumer Discretionary	—	113,647	—	113,647
Consumer Staples	—	97,313	—	97,313
Energy	—	268,285	—	268,285
Financials	—	1,183,680	—	1,183,680
Health Care	—	129,491	—	129,491
Industrials	—	89,557	—	89,557
Information Technology	—	62,329	—	62,329
Materials	—	43,686	—	43,686
Telecommunication Services	—	86,301	—	86,301
Utilities	—	105,322	—	105,322

Total Corporate Bonds	—	2,179,611	—	2,179,611

Foreign Government Security	—	1,379	—	1,379
Mortgage Pass-Through Securities	—	354,540	—	354,540
Supranational	—	879	—	879
U.S. Government Agency Securities	—	539,990	—	539,990
U.S. Treasury Obligations	—	5,717,810	—	5,717,810
Loan Assignments
Financials	—	—	3,034	3,034
Short-Term Investment
Investment Company	29,631	—	—	29,631

Total Investments in Securities	$29,631	$10,435,559	$253,043	$10,718,233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$277,737	$—	$(1,463)	$45	$119,718	$(141,541)	$—	$(48,968)	$205,528
Collateralized Mortgage Obligations - Non-Agency CMO	10,646	—	49	1	—	(3,678)	—	—	7,018
Commercial Mortgage-Backed Securities	74,839	—	216	—	—	(37,592)	—	—	37,463
Loan Assignments - Financials	20,120	—	149	—	10,044	(27,279)	—	—	3,034

	$383,342	$—	$(1,049)	$46	$129,762	$(210,090)	$—	$(48,968)	$253,043

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (1,754).

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$117,815	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.33%)
			Constant Default Rate	0.00% - 36.00% (24.66%)
			Yield (Discount Rate of Cash Flows)	1.55% - 8.77% (3.99%)

Asset-Backed Securities	117,815
	1	Discounted Cash Flow	PSA Prepayment Model	367.00% (367.00%)
			Yield (Discount Rate of Cash Flows)	1.63% (1.63%)

Collateralized Mortgage Obligations	1
Commercial Mortgage-Backed Securities	15,762	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.63% - 6.48% (3.98%)

Total	$133,578

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $119,465,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
414	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.721%, 06/25/32 (Cost $414)	419

Daily Demand Notes — 0.3%
	Ohio — 0.3%
	Hospital — 0.3%
	State of Ohio, University Hospitals Health System, Inc.,
2,500	Rev., VRDO, 0.340%, 12/01/15	2,500
5,000	Rev., VAR, 0.340%, 12/01/15	5,000

	Total Ohio	7,500

	Total Daily Demand Notes (Cost $7,500)	7,500

Monthly Demand Notes — 2.4%
	Connecticut — 0.7%
	Other Revenue — 0.7%
15,000	State of Connecticut Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.081%, 12/01/15	15,041
5,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VAR, 0.679%, 12/01/15	5,826

	Total Connecticut	20,867

	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.369%, 12/01/15	2,000

	Louisiana — 0.5%
	Other Revenue — 0.3%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.605%, 12/01/15	9,524

	Water & Sewer — 0.2%
4,900	East Baton Rouge Sewerage Commission, Series A, Rev., VAR, 0.635%, 12/01/15	4,868

	Total Louisiana	14,392

	New Jersey — 0.2%
	Transportation — 0.2%
	New Jersey Turnpike Authority,
3,000	Series B-1, Rev., VAR, 0.399%, 12/01/15	3,000
4,000	Series B-3, Rev., VAR, 0.699%, 12/01/15	4,009

	Total New Jersey	7,009

	New York — 0.7%
	Transportation — 0.5%
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., 0.529%, 12/01/15	14,906

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., 0.785%, 12/01/15	4,968

	Total New York	19,874

	Texas — 0.2%
	Hospital — 0.2%
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., 0.979%, 12/01/15	7,500

	Total Monthly Demand Notes (Cost $71,675)	71,642

Municipal Bonds — 88.5% (t)
	Alabama — 0.2%
	Education — 0.0% (g)
750	Alabama Public School & College Authority, Capital Improvement Pool Refunding, Series 2014-A, Rev., 5.000%, 02/01/21	881

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,516

	Other Revenue — 0.1%
	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project,
1,000	Rev., 5.000%, 03/01/21	1,168
500	Rev., 5.000%, 03/01/23	600

		1,768

	Total Alabama	6,165

	Alaska — 0.6%
	General Obligation — 0.4%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	8,825
2,000	Series B, GO, 5.000%, 08/01/18	2,217

		11,042

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	Alaska Industrial Development & Export Authority Power, Snettisham Hydroelectric Project,
325	Rev., 5.000%, 01/01/16	326
765	Rev., AMT, 5.000%, 01/01/17	796
	City of Valdez, Marine Term, BP Pipelines Project,
2,000	Series B, Rev., 5.000%, 01/01/21	2,289
3,225	Series C, Rev., 5.000%, 01/01/21	3,690

		7,101

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	603

	Total Alaska	18,746

	Arizona — 1.9%
	Certificate of Participation/Lease — 0.5%
3,750	Arizona Board of Regents, University of Arizona Projects, Series C, COP, 5.000%, 06/01/17	3,984
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	567
7,880	County of Pima, COP, 2.000%, 12/01/16	7,993
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	1,995

		14,539

	General Obligation — 0.5%
5,000	City of Phoenix, GO, 4.000%, 07/01/23	5,725
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,094
	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement,
1,350	Series A, GO, 3.000%, 07/01/16	1,369
1,550	Series A, GO, 3.000%, 07/01/17	1,597
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,134

		15,919

	Other Revenue — 0.5%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	293
1,500	Series A, Rev., 5.000%, 12/01/24	1,795
3,540	Series A, Rev., 5.000%, 12/01/25	4,189
3,000	Series A, Rev., 5.000%, 12/01/26	3,518
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,810

		15,605

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,111
3,100	Rev., 5.250%, 07/01/19	3,551

		4,662

	Water & Sewer — 0.2%
3,025	City of Phoenix, Civic Improvement Corp., Wastewater Systems, Junior Lien, Rev., 4.000%, 07/01/16	3,091
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,104

		4,195

	Total Arizona	54,920

	Arkansas — 0.2%
	Education — 0.1%
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	617
500	Rev., 5.000%, 03/01/25	615
1,000	Rev., 5.000%, 03/01/26	1,219
1,000	Rev., 5.000%, 03/01/27	1,207

		3,658

	Short Term Note — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Tax Allocation, 5.000%, 07/01/20	671

	Water & Sewer — 0.1%
1,095	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 5.000%, 10/01/28	1,270
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	671

		1,941

	Total Arkansas	6,270

	California — 17.3%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.000%, 10/01/21	420
465	COP, 5.000%, 10/01/22	549
1,000	COP, 5.000%, 10/01/23	1,193
	Goleta Water District,
165	Series A, COP, AGM, 3.000%, 12/01/15	165
175	Series A, COP, AGM, 4.000%, 12/01/16	182
140	Series A, COP, AGM, 5.000%, 12/01/20	164

		2,673

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.3%
325	California Education Facilities Authority, Santa Clara University, Rev., 5.000%, 04/01/27	396
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.000%, 01/01/23	1,812
1,675	Series A, Rev., 4.000%, 01/01/24	1,932
750	Series A, Rev., 5.000%, 01/01/26	938
4,750	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/17	5,056

		10,134

	General Obligation — 6.5%
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,275
	City & County of San Francisco,
5,310	Series A, GO, 5.000%, 06/15/25	6,363
10,000	Series R-1, GO, 5.000%, 06/15/24	12,218
5,845	City of Los Angeles, Series B, GO, 5.000%, 09/01/18	6,503
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	477
5,000	County of Los Angeles, Community College District, Series C, GO, 5.000%, 06/01/26	6,329
	County of Sacramento, San Juan Unified School District, Election of 2002,
820	GO, 2.000%, 08/01/16	829
525	GO, 5.000%, 08/01/17	563
395	GO, 5.000%, 08/01/18	437
860	GO, 5.000%, 08/01/19	980
775	GO, 5.000%, 08/01/20	905
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,189
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,733
	Folsom Cordova Unified School District, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,014
845	GO, 5.000%, 10/01/17	911
1,500	Foothill-De Anza Community College District, GO, 5.000%, 08/01/28	1,847
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,503
1,285	Series D, GO, 5.000%, 07/15/27	1,562
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,227
5,000	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/29	5,969
9,000	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	10,759
	Moulton-Niguel Water District Consolidated,
2,260	GO, 4.000%, 09/01/16	2,324
335	GO, 4.000%, 09/01/17	355
1,100	GO, 5.000%, 09/01/16	1,139
300	GO, 5.000%, 09/01/18	334
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	613
685	GO, 5.000%, 02/01/23	837
870	GO, 5.000%, 02/01/24	1,074
1,500	GO, 5.000%, 08/01/25	1,846
1,800	GO, 5.000%, 08/01/26	2,189
1,200	Oak Grove School District, GO, 5.000%, 08/01/23	1,489
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25	2,209
2,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	1,828
1,200	San Diego Community College District, GO, 5.000%, 08/01/18	1,334
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	Series R-3, GO, 5.000%, 07/01/17	4,088
10,000	Series R-3, GO, 5.000%, 07/01/18	11,054
6,310	Series R-3, GO, 5.000%, 07/01/19	7,185
	San Diego Unified School District, Election of 2012,
700	Series F, GO, 5.000%, 07/01/28 (w)	851
550	Series F, GO, 5.000%, 07/01/29 (w)	662
500	Series F, GO, 5.000%, 07/01/30 (w)	597
575	Series F, GO, 5.000%, 07/01/31 (w)	684
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.000%, 08/01/22	2,987
1,500	Series D, GO, 5.000%, 08/01/27	1,865
1,685	Series D, GO, 5.000%, 08/01/28	2,081
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,477

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,198
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	871
1,095	GO, 5.000%, 09/01/26	1,347
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,548
	State of California,
4,750	GO, VAR, 4.000%, 12/01/16	4,834
10,000	GO, VAR, 4.000%, 12/01/17	10,480
1,855	GO, 5.000%, 03/01/17	1,959
13,210	GO, 5.000%, 03/01/26	16,139
	State of California, Various Purpose,
3,560	GO, 5.000%, 11/01/23	4,362
2,810	Series B, GO, 5.000%, 09/01/23	3,435
10,495	Whittier Union School District, GO, 5.000%, 08/01/23	12,920

		192,788

	Hospital — 0.0% (g)
380	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A, Rev., 5.000%, 08/15/25	463

	Other Revenue — 4.5%
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,163
3,095	Rev., 3.000%, 03/01/18	3,251
5,000	Rev., 4.000%, 03/01/19	5,495
5,000	Rev., 4.000%, 03/01/22	5,757
1,240	Rev., 5.000%, 03/01/20	1,441
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17	1,060
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,850	Rev., 5.000%, 11/15/25	2,293
6,000	Rev., 5.000%, 11/15/26	7,374
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,206
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	899
1,500	Series A, Rev., 5.000%, 10/01/22	1,824
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Rev., 5.000%, 10/18/22	12,045
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,698
12,870	Series D, Rev., VAR, 5.000%, 10/15/20	14,980
100	California Municipal Finance Authority, NorthBay Healthcare Group, Rev., 5.000%, 11/01/16	103
11,065	California State Public Works Board, Department of Corrections and Rehabilitation, Series C, Rev., 5.000%, 06/01/17	11,782
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/21	5,302
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.000%, 03/01/23	3,972
3,830	Series A, Rev., 4.000%, 03/01/25	4,474
2,420	Series A, Rev., 5.000%, 03/01/23	2,975
2,000	Series A, Rev., 5.000%, 03/01/24	2,478
1,250	Series A, Rev., 5.000%, 03/01/25	1,568
1,000	Series B, Rev., 4.000%, 03/01/18	1,073
1,600	Series B, Rev., 5.000%, 03/01/18	1,753
1,750	Series B, Rev., 5.000%, 03/01/19	1,980
	Glendale Redevelopment Agency, Successor Agency,
500	Tax Allocation, AGM, 3.000%, 12/01/15	500
500	Tax Allocation, AGM, 4.000%, 12/01/16	518
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,178
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,233
1,300	Los Angeles County, Regional Financing Authority, Montecedro, Inc., Project, Series B-2, Rev., 3.000%, 11/15/20	1,303
11,150	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,586
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	705
780	Rev., 5.000%, 10/15/19	881

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	263
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	298
100	Series A, Rev., 5.000%, 04/01/22	122
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.000%, 07/01/24	654
905	Series A, Rev., 5.000%, 07/01/25	1,138
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.000%, 12/01/22	2,043
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,374
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,241
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.000%, 12/01/24	1,248

		134,231

	Prerefunded — 0.3%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,312
6,115	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.000%, 07/01/16 (p)	6,283

		7,595

	Transportation — 1.7%
7,550	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,671
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	11,190
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.000%, 05/15/21	1,860
315	Series B, Rev., 4.000%, 05/15/23	365
365	Series B, Rev., 4.000%, 05/15/24	424
1,015	Series C, Rev., 4.000%, 05/15/18	1,095
1,000	Series C, Rev., 5.000%, 05/15/19	1,138
750	Series C, Rev., 5.000%, 05/15/22	904
700	Series C, Rev., 5.000%, 05/15/24	856
3,380	Series D, Rev., AMT, 5.000%, 05/15/22	4,006
2,700	Series D, Rev., AMT, 5.000%, 05/15/27	3,224
1,950	Series D, Rev., AMT, 5.000%, 05/15/28	2,313
2,550	Series D, Rev., AMT, 5.000%, 05/15/29	2,988
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	11,042

		49,076

	Utility — 1.7%
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,434
	California State Department of Water Resources, Power Supply,
16,100	Series G-4, Rev., 4.350%, 05/01/16	16,381
15,000	Series L, Rev., 5.000%, 05/01/19	17,039
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,266
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,370
250	Turlock Irrigation District, First Priority, Rev., 5.000%, 01/01/19	280
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	482

		49,252

	Water & Sewer — 2.2%
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,655
1,250	Series A, Rev., 5.000%, 06/01/19	1,421
	County of San Mateo, Silicon Valley Clean Water,
325	Rev., 4.000%, 02/01/16	327
400	Rev., 4.000%, 02/01/19	439
300	Rev., 5.000%, 02/01/17	316
320	Rev., 5.000%, 02/01/18	350
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,508
2,330	Series B, Rev., 5.000%, 06/01/19	2,652
10,000	Los Angeles Department Water & Power System, Series B, Rev., 5.000%, 12/01/18	11,171
2,750	Los Angeles Wastewater System, Series A, Rev., 5.000%, 06/01/22	3,342
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,426

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
8,000	Series A, Rev., 5.000%, 07/01/19	9,127
5,000	Series C, Rev., 5.000%, 07/01/18	5,532
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,508
5,815	Series G-1, Rev., VAR, 2.000%, 10/01/16	5,865
	Silicon Valley Clean Water, Wastewater,
400	Rev., 5.000%, 08/01/28	491
390	Rev., 5.000%, 08/01/29	474
5,000	State of California, Department of Water Resources, Central Valley Project, Water System, Series AS, Rev., 5.000%, 12/01/25	6,234

		63,838

	Total California	510,050

	Colorado — 0.7%
	Certificate of Participation/Lease — 0.3%
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	117
100	Series A, COP, 5.000%, 12/01/22	119
100	Series A, COP, 5.000%, 12/01/24	120
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.000%, 12/01/22	824
500	COP, 5.000%, 12/01/23	573
500	COP, 5.000%, 12/01/25	569
	County of Eagle,
500	COP, 3.000%, 12/01/18	526
200	COP, 5.000%, 12/01/22	239
250	COP, 5.000%, 12/01/23	300
335	COP, 5.000%, 12/01/24	406
	Regional Transportation District,
2,000	Series A, COP, 5.000%, 06/01/23	2,276
1,700	Series A, COP, 5.000%, 06/01/25	1,929

		7,998

	Education — 0.2%
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,817
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,824
400	University of Northern Colorado Greeley, Colorado Institutional Enterprise Refunding, Series A, Rev., 3.000%, 06/01/16	405

		7,046

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	344
500	GO, 5.000%, 12/01/26	604
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,088

		2,036

	Other Revenue — 0.1%
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,047
1,850	Denver Urban Renewal Authority, Series A-1, Rev., 5.000%, 12/01/16	1,930

		2,977

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.000%, 11/01/18	1,026

	Total Colorado	21,083

	Connecticut — 1.9%
	General Obligation — 1.1%
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,187
	State of Connecticut,
6,005	Series A, GO, AGM, 5.000%, 12/15/16	6,289
6,500	Series B, GO, 5.000%, 05/15/21	7,602
10,000	Series C, GO, 5.000%, 12/15/15	10,020
8,000	Series C, GO, 5.000%, 06/15/20	9,218

		34,316

	Housing — 0.0% (g)
425	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-1, Rev., 0.900%, 05/15/16	426

	Transportation — 0.8%
10,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/28	11,908
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,617
5,750	Series B, Rev., 5.000%, 12/01/17	6,225

		22,750

	Total Connecticut	57,492

	Delaware — 0.8%
	General Obligation — 0.8%
	State of Delaware,
120	GO, 5.000%, 07/01/19	137

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
8,500	Series 2009C, GO, 5.000%, 10/01/16	8,835
14,590	Series A, GO, 5.000%, 07/01/17	15,597

	Total Delaware	24,569

	District of Columbia — 0.5%
	Hospital — 0.4%
	District of Columbia Children’s Hospital,
975	Rev., 5.000%, 07/15/20	1,120
500	Rev., 5.000%, 07/15/21	582
850	Rev., 5.000%, 07/15/22	1,004
2,725	Rev., 5.000%, 07/15/23	3,231
1,100	Rev., 5.000%, 07/15/25	1,322
1,000	Rev., 5.000%, 07/15/26	1,194
2,500	Rev., 5.000%, 07/15/29	2,896

		11,349

	Transportation — 0.1%
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,062
1,475	Series C, Rev., 5.000%, 10/01/21	1,749

		4,811

	Total District of Columbia	16,160

	Florida — 3.2%
	Certificate of Participation/Lease — 1.3%
4,600	Lee County School Board, Series B, COP, 5.000%, 08/01/17	4,923
5,600	Miami-Dade County School Board, Series A, COP, 5.000%, 05/01/26	6,622
	School Board of Duval County,
1,035	Series B, COP, 5.000%, 07/01/19	1,167
750	Series B, COP, 5.000%, 07/01/21	879
4,000	Series B, COP, 5.000%, 07/01/26	4,769
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	316
200	Series A, COP, 5.000%, 07/01/19	226
210	Series A, COP, 5.000%, 07/01/20	241
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.000%, 07/01/19	846
	St.Johns County School Board, Master Lease Program,
7,645	COP, 5.000%, 07/01/17	8,157
3,000	COP, 5.000%, 07/01/18	3,306
1,500	COP, 5.000%, 07/01/19	1,695
2,000	COP, 5.000%, 07/01/20	2,306
1,750	COP, 5.000%, 07/01/21	2,053

		37,506

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,924

	General Obligation — 0.3%
4,845	Broward County School District, GO, 5.000%, 07/01/23	5,814
	City of Port St. Lucie,
425	GO, 4.000%, 07/01/16	434
450	GO, 4.000%, 07/01/17	473
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,095

		7,816

	Hospital — 0.0% (g)
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16	1,021

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,036

	Other Revenue — 0.5%
10,000	Central Florida Expressway Authority, Senior Lien, Rev., 1.625%, 01/01/19	10,047
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	591
	Lee County,
1,000	Rev., 5.000%, 10/01/17	1,075
3,365	Rev., 5.000%, 10/01/26	4,108
	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre,
200	Rev., 4.000%, 11/15/16	206
150	Rev., 4.000%, 11/15/17	158

		16,185

	Prerefunded — 0.2%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,053

	Transportation — 0.1%
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,795
625	Series A, Rev., 5.000%, 07/01/22	742

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
850	Series B, Rev., 5.000%, 07/01/25	1,017

		3,554

	Utility — 0.3%
2,185	City of Tallahassee, Energy System, Rev., 5.000%, 10/01/23	2,643
	Florida Municipal Power Agency, All Requirements Power Supply Project,
1,000	Series B, Rev., 5.000%, 10/01/25	1,214
750	Series B, Rev., 5.000%, 10/01/26	902
4,140	JEA Electric System, Series A, Rev., 5.000%, 10/01/16	4,301

		9,060

	Water & Sewer — 0.2%
5,000	Broward County, Water & Sewer Utilities, Series A, Rev., 5.000%, 10/01/28	6,075

	Total Florida	94,230

	Georgia — 3.0%
	General Obligation — 2.3%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,123
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,274
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,110
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,520
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,366
	State of Georgia,
5,405	Series B, GO, 5.000%, 10/01/17	5,830
10,055	Series B, GO, 5.750%, 08/01/16	10,423
5,000	Series E, GO, 4.000%, 09/01/18	5,421
14,800	Series I, GO, 5.000%, 07/01/18	16,360
1,250	Series I, GO, 5.000%, 07/01/19	1,424
8,165	Series I, GO, 5.000%, 07/01/21	9,749
4,270	Series J-2, GO, 4.000%, 11/01/17	4,538

		67,138

	Housing — 0.0% (g)
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	751
700	Series A-4, Rev., 0.900%, 12/01/17	701

		1,452

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,062

	Other Revenue — 0.2%
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,938

	Special Tax — 0.1%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,187
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,176
750	Series A-1, Rev., 5.000%, 07/01/29	876

		3,239

	Utility — 0.1%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,230
1,685	Rev., 5.000%, 12/01/16	1,761

		2,991

	Water & Sewer — 0.2%
3,750	City of Atlanta, Water & Wastewater, Revenue Refunding, Rev., 5.000%, 11/01/26	4,550
500	Cobb County-Marietta Water Authority, Rev., 5.000%, 11/01/23	617

		5,167

	Total Georgia	89,987

	Hawaii — 1.2%
	General Obligation — 1.1%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,669
3,700	Series B, GO, 5.000%, 10/01/18	4,117
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,701
5,000	Series EA, GO, 5.000%, 12/01/16	5,233
7,640	Series EF, GO, 5.000%, 11/01/21	9,111

		31,831

	Prerefunded — 0.1%
2,205	State of Hawaii, Series D, GO, 5.000%, 06/01/16 (p)	2,257

	Total Hawaii	34,088

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Idaho — 0.1%
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	675

	Transportation — 0.1%
1,950	Idaho Housing & Finance Association, Federal Highway Trust, Series A, Rev., GRAN, 5.000%, 07/15/25	2,334

	Total Idaho	3,009

	Illinois — 3.6%
	Education — 0.2%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	4,992

	General Obligation — 0.8%
2,000	Chicago Park District, Harbor Facilities, Series D, GO, 5.000%, 01/01/21	2,230
1,225	City of Peoria, Series A, GO, 5.000%, 01/01/20	1,392
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,445
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,833
1,585	Du Page Cook & Will Counties Community College District No. 502, Series B, GO, 4.000%, 01/01/16	1,590
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,275
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17	1,017
300	GO, 5.000%, 01/15/21	349
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,590
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,333

		24,054

	Other Revenue — 1.3%
3,000	Chicago Transit Authority Capital, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Rev., 5.000%, 06/01/18	3,220
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,848
1,915	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,916
2,715	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/25	3,245
	Illinois Finance Authority, Silver Cross Hospital and Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	170
500	Series C, Rev., 5.000%, 08/15/22	568
6,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/20	6,982
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,402
4,500	Municipal Electric Agency Power Supply System, Rev., 5.000%, 02/01/19	5,016
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,128

		38,495

	Prerefunded — 0.7%
14,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	14,817
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE, 5.000%, 04/01/16 (p)	5,809

		20,626

	Transportation — 0.3%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
500	Series 2014A, Rev., 5.000%, 01/01/20	570
2,580	Series 2014A, Rev., AMT, 5.000%, 01/01/21	2,941
6,000	City of Chicago, O’Hare International Airport, Senior Lien, Series B, Rev., 5.000%, 01/01/27	7,042

		10,553

	Utility — 0.3%
	Citiy of Springfield, Senior Lien Electric,
3,500	Rev., 5.000%, 03/01/24	4,118
4,000	Rev., 5.000%, 03/01/26	4,694

		8,812

	Total Illinois	107,532

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — 1.6%
	Education — 0.1%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16	818
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	315
265	Rev., 5.000%, 07/15/18	292
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	824
835	Rev., 5.000%, 07/15/22	994

		3,243

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,004

	Other Revenue — 1.3%
5,000	City of Whiting, Indiana Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 5.000%, 11/01/22	5,810
	Fort Wayne Redevelopment Authority Lease Rent, Harrison Square Project,
795	Rev., 5.000%, 02/01/22	942
1,255	Rev., 5.000%, 02/01/23	1,501
1,000	Rev., 5.000%, 08/01/23	1,204
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,295
1,000	Indiana Finance Authority, Stadium Project, Lease Appropriation, Series A, Rev., 5.250%, 02/01/28	1,215
1,855	Indiana Health Facility Financing Authority, Ascension Health, Rev., 5.000%, 07/28/16	1,911
10,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Rev., VAR, 0.300%, 02/03/16	10,002
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,357
5,500	Series B, Rev., 5.000%, 02/01/19	6,191
3,320	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/17	3,522

		36,950

	Prerefunded — 0.0% (g)
45	Indiana Health Facility Financing Authority, Ascension Health, Rev., 5.000%, 07/28/16 (p)	46
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/19 (p)	859

		905

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,137
1,000	Series A, Rev., 5.000%, 01/01/18	1,083
1,250	Series A, Rev., 5.000%, 01/01/19	1,394

		3,614

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	699

	Total Indiana	46,415

	Kansas — 0.4%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	939

	General Obligation — 0.0% (g)
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	219

	Other Revenue — 0.1%
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,000
1,000	Rev., 5.000%, 12/01/16	1,044

		2,044

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,857

	Transportation — 0.1%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,657

	Utility — 0.0% (g)
1,200	Wyandotte County Unified Government, Utility System Improvement, Series A, Rev., 5.000%, 09/01/21	1,418

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,663

	Total Kansas	12,797

	Kentucky — 1.1%
	Education — 0.3%
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	8,312

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,053

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,779

	Transportation — 0.4%
	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Fund,
750	Series A, Rev., 5.000%, 09/01/23	891
1,750	Series A, Rev., 5.000%, 09/01/25	2,103
3,000	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series B, Rev., 5.000%, 07/01/22	3,592
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,569
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., AMT, 3.000%, 07/01/17	1,548
345	Series B, Rev., 4.000%, 07/01/18	372

		11,075

	Utility — 0.1%
2,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,050

	Water & Sewer — 0.0% (g)
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,041

	Total Kentucky	32,310

	Louisiana — 1.1%
	General Obligation — 0.4%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,671
7,000	Series B, GO, 5.000%, 11/15/18	7,798

		13,469

	Other Revenue — 0.6%
	City of Bossier, Local Government Environmental Facilities & Community Development Authority, Louisiana Project,
800	Rev., 5.000%, 11/01/22	952
3,525	Rev., 5.000%, 11/01/26	4,277
5,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., 5.000%, 06/01/23	5,960
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
160	Rev., 3.000%, 05/15/17	164
300	Rev., 3.000%, 05/15/18	311
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,546
2,250	Series A, Rev., 5.000%, 05/15/17	2,374

		16,584

	Utility — 0.1%
1,000	City of Bossier, Utilities, Rev., 5.000%, 10/01/25	1,208
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,213

		2,421

	Total Louisiana	32,474

	Maine — 0.5%
	General Obligation — 0.5%
	City of Westbrook,
750	GO, 3.000%, 10/15/23	802
750	GO, 5.000%, 10/15/24	917
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	4,979
6,000	Series B, GO, 5.000%, 06/01/18	6,611

	Total Maine	13,309

	Maryland — 3.0%
	Education — 0.6%
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,059
5,035	Series A, Rev., 5.000%, 04/01/18	5,518

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
5,095	Series A, Rev., 5.000%, 04/01/19	5,755
5,540	Series A, Rev., 5.000%, 04/01/20	6,421

		18,753

	General Obligation — 1.8%
5,000	County of Baltimore, Consolidated Public Improvement, GO, 5.000%, 08/01/21	5,977
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,283
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	14,984
	State of Maryland, State & Local Facilities Loan,
3,650	Series B, GO, 5.000%, 03/15/16	3,701
17,780	Series B, GO, 5.000%, 03/15/18	19,461
6,900	Series C, GO, 5.000%, 08/01/20	8,081

		54,487

	Other Revenue — 0.1%
1,500	Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health System Issue, Series A, Rev., 5.000%, 05/15/24	1,841
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.000%, 07/01/22	890

		2,731

	Prerefunded — 0.2%
4,335	State of Maryland, State and Local Facilities, Series C, GO, 5.000%, 03/01/19 (p)	4,876

	Transportation — 0.3%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,061
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,186

		7,247

	Total Maryland	88,094

	Massachusetts — 1.9%
	Education — 0.3%
	Massachusetts Development Finance Agency, Boston College,
2,300	Series S, Rev., 5.000%, 07/01/16	2,364
1,000	Series S, Rev., 5.000%, 07/01/17	1,069
4,535	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,578

		8,011

	General Obligation — 0.9%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,241
7,360	Series A, GO, 5.000%, 03/01/23	9,025
5,430	Commonwealth of Massachusetts, Series B, GO, 5.000%, 08/01/16	5,604
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,620

		27,490

	Other Revenue — 0.3%
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.000%, 06/01/20	117
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,397
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.000%, 07/01/19	3,636
1,500	Massachusetts Development Finance Agency, Partners Healthcare, Series O-2, Rev., 5.000%, 07/01/21	1,776
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	911
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.000%, 08/15/26	568

		9,405

	Prerefunded — 0.4%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,488
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	1,938

		10,426

	Total Massachusetts	55,332

	Michigan — 1.4%
	General Obligation — 0.7%
800	County of Wayne, Wayne-Westland Community Schools, GO, Q-SBLF, 5.000%, 05/01/18	872

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	Kalamazoo Public Schools,
2,000	GO, 4.000%, 05/01/25	2,231
1,000	GO, 5.000%, 05/01/22	1,184
3,750	Rochester Community School District, GO, Q-SBLF, 4.000%, 05/01/16	3,805
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,401
2,000	State of Michigan, Environmental Program, Series A, GO, 5.000%, 12/01/28	2,439
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17	1,467
875	GO, Q-SBLF, 4.000%, 05/01/18	937
650	GO, Q-SBLF, 5.000%, 05/01/19	732
500	GO, Q-SBLF, 5.000%, 05/01/20	576
550	GO, Q-SBLF, 5.000%, 05/01/21	646
500	GO, Q-SBLF, 5.000%, 05/01/22	596

		19,886

	Hospital — 0.1%
1,400	City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D, Rev., 5.000%, 09/01/25	1,628
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,712

		4,340

	Other Revenue — 0.5%
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,193
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,683
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,394
675	Series B, Rev., 4.000%, 11/01/19	743
455	Series B, Rev., 4.000%, 11/01/20	505
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	6,839

		14,357

	Utility — 0.1%
2,060	Lansing Board of Water & Light, Utility Systems, Series A, Rev., 5.000%, 07/01/16	2,116

	Water & Sewer — 0.0% (g)
	City of Grand Rapids, Sanitary Sewer System Improvement,
350	Rev., 5.000%, 01/01/22	420
450	Rev., 5.000%, 01/01/23	549

		969

	Total Michigan	41,668

	Minnesota — 1.7%
	Education — 0.3%
7,260	University of Minnesota, State Supported Stadium Debt, Series A, Rev., 5.000%, 08/01/26	8,946

	General Obligation — 1.1%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	13,166
	State of Minnesota, Trunk Highway,
5,000	Series B, GO, 5.000%, 10/01/17	5,392
10,000	Series B, GO, 5.000%, 08/01/18	11,078
3,500	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 06/01/17	3,730

		33,366

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	814
220	Series A, Rev., 5.000%, 01/01/20	253
1,000	Series A, Rev., 5.000%, 01/01/22	1,191

		2,258

	Utility — 0.2%
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,506
1,500	Series A, Rev., 5.000%, 01/01/23	1,809
1,000	Series A, Rev., 5.000%, 01/01/24	1,214

		5,529

	Total Minnesota	50,099

	Mississippi — 0.7%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,885

	General Obligation — 0.6%
	State of Mississippi,
11,735	Series C, GO, 5.000%, 10/01/25	14,562
2,500	Series F, GO, 5.250%, 10/01/23	3,100

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
		17,662

	Total Mississippi	19,547

	Missouri — 1.2%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,189
750	Cole County Missouri Refunding, Jail Project, COP, 4.000%, 12/01/16	776

		1,965

	Education — 0.1%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	488
625	Rev., 4.000%, 10/01/19	691
300	Rev., 4.000%, 10/01/20	336
300	Rev., 4.000%, 10/01/21	340

		1,855

	General Obligation — 0.0% (g)
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	418
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	367

		785

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,119

	Other Revenue — 0.5%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,264
350	City of Springfield, Series A, Rev., 4.000%, 09/01/18	377
2,000	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.000%, 12/01/22	2,410
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,276
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,048
950	Rev., 5.000%, 01/01/18	1,031
780	Rev., 5.000%, 01/01/19	873
225	Rev., 5.000%, 01/01/21	264
	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water,
2,045	Rev., 5.000%, 01/01/24	2,434
2,755	Series B, Rev., 5.000%, 07/01/23	3,239

		16,216

	Transportation — 0.4%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,677
1,250	Series B, Rev., 5.000%, 09/01/18	1,380
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.000%, 07/01/21	1,830
1,000	Rev., 5.000%, 07/01/22	1,176
1,080	Rev., 5.000%, 07/01/23	1,279
3,750	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/16	3,781

		12,123

	Total Missouri	36,063

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	825
1,000	GO, 5.000%, 08/01/22	1,217
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	757

	Total Montana	2,799

	Nebraska — 0.3%
	General Obligation — 0.1%
1,000	City of Omaha, Series B, GO, 5.000%, 11/15/25	1,232
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,736

		2,968

	Utility — 0.2%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,126
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,851

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,180

		5,157

	Total Nebraska	8,125

	Nevada — 0.6%
	General Obligation — 0.4%
10,000	State of Nevada, Capital Improvement, Series D, GO, 5.000%, 04/01/25	12,394

	Other Revenue — 0.2%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,347
5,000	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/16	5,120

		6,467

	Total Nevada	18,861

	New Hampshire — 0.2%
	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.000%, 03/01/26	3,584
2,200	State of New Hampshire, Capital Improvement, Series B, GO, 5.000%, 12/01/27	2,700

	Total New Hampshire	6,284

	New Jersey — 1.7%
	Education — 0.3%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,117
	New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
3,370	Series A, Rev., 5.000%, 09/01/24	3,655
1,250	Series C, Rev., 5.000%, 09/01/19	1,344
1,900	Union County Improvement Authority, County College Facility Project, Series B, Rev., 4.000%, 02/01/18	2,021

		8,137

	General Obligation — 0.9%
150	City of Long Branch, GO, 4.000%, 01/15/21	167
	County of Passaic,
2,355	GO, 5.000%, 02/01/19	2,634
1,685	GO, 5.000%, 02/01/20	1,934
1,100	GO, 5.000%, 02/01/21	1,290
	Monmouth County, General Improvement,
2,485	GO, 4.000%, 01/15/21	2,792
1,050	GO, 4.000%, 01/15/22	1,193
1,670	GO, 4.000%, 01/15/23	1,910
	State of New Jersey,
525	GO, AGM, 4.000%, 02/15/20	575
1,000	GO, AGM, 4.000%, 02/15/22	1,112
10,075	Series Q, GO, 5.000%, 08/15/20	11,376
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,536
400	Township of South Brunswick, GO, 5.000%, 09/01/22	479

		27,998

	Other Revenue — 0.3%
	New Jersey Environmental Infrastructure Trust,
2,225	Series A, Rev., 5.000%, 09/01/18	2,473
2,000	Series A-R, Rev., 4.000%, 09/01/18	2,167
	Tobacco Settlement Financing Corp., Asset-Backed,
4,000	Series 1A, Rev., 5.000%, 06/01/18	4,230
5,000	Series 1B, Rev., Zero Coupon, 06/01/41	1,267

		10,137

	Prerefunded — 0.1%
1,570	New Jersey EDA, School Facilities Construction, Series I, Rev., 5.500%, 09/01/16 (p)	1,631
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	1,931

		3,562

	Transportation — 0.1%
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., 5.500%, 12/15/16	1,569

	Total New Jersey	51,403

	New Mexico — 0.2%
	General Obligation — 0.1%
2,140	County of Santa Fe, Santa Fe Public School District, GO, 5.000%, 08/01/21	2,541

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	947

	Transportation — 0.1%
2,010	New Mexico Finance Authority, State Transportation, Sub Lien, Series A, Rev., 5.000%, 06/15/18	2,214

	Total New Mexico	5,702

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — 11.5%
	Education — 0.2%
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.000%, 08/01/20	571
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,040
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,601

		5,212

	General Obligation — 1.9%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,946
	City of New York,
6,250	Series K, GO, 5.000%, 08/01/19	7,101
3,860	Subseries G-1, GO, 5.000%, 04/01/20	4,467
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,529
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,066
5,000	Series J, GO, 5.000%, 08/01/18	5,521
9,000	City of New York, Fiscal Year 2014, Series E, GO, 5.000%, 08/01/17	9,636
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,910
2,030	GO, 4.000%, 10/15/19	2,238
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	314
6,750	County of Westchester, Series B, GO, 5.000%, 11/15/25	8,564
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,442
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,190
1,000	GO, 5.000%, 05/15/23	1,224

		56,148

	Hospital — 0.2%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,091
650	Rev., 5.000%, 07/01/20	737
550	Rev., 5.000%, 07/01/21	632
1,000	Rev., 5.000%, 07/01/22	1,157
1,100	Rev., 5.000%, 07/01/26	1,265

		4,882

	Housing — 0.2%
5,000	New York State Dormitory Authority, Series A, Rev., 5.000%, 03/15/17	5,284

	Other Revenue — 4.8%
	Battery Park City Authority,
3,450	Series A, Rev., 3.000%, 11/01/18	3,661
2,500	Series A, Rev., 4.000%, 11/01/19	2,781
2,445	City of New York, Transitional Finance Authority, Unrefunded Balance, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16	2,550
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	938
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,163
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,292
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,610
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,335
7,500	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.000%, 11/15/26	9,102
2,845	New York Local Government Assistance Corp., Series A-5, Rev., 5.000%, 04/01/18	3,120
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,281
2,690	New York State Dormitory Authority, Series A, Rev., 5.000%, 07/01/24	3,312
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.000%, 10/01/21	702
2,500	Series B, Rev., 5.000%, 10/01/23	3,090
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,441

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York State Dormitory Authority, State Sales Tax,
2,000	Series A, Rev., 5.000%, 03/15/17	2,113
3,000	Series A, Rev., 5.000%, 03/15/18	3,280
2,000	Series A, Rev., 5.000%, 03/15/21	2,366
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,333
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 05/01/20	3,025
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.000%, 09/15/21	12,189
	New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
9,385	Series A, Rev., 5.000%, 06/15/17	10,012
4,905	Series A, Rev., 5.000%, 06/15/19	5,567
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.000%, 09/01/17	2,677
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,786
15,405	Series A, Rev., 5.000%, 10/15/20	18,109
4,800	Series A, Rev., 5.000%, 10/15/22	5,849
4,500	Series A, Rev., 5.000%, 10/15/25	5,568
	Tobacco Settlement Financing Corp., Asset-Backed,
5,330	Series B, Rev., 5.000%, 06/01/16	5,457
10,000	Series B, Rev., 5.000%, 06/01/20	10,236

		141,945

	Prerefunded — 0.7%
7,555	City of New York, Transitional Finance Authority, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16 (p)	7,869
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	13,390

		21,259

	Special Tax — 0.8%
1,500	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	1,718
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,319
1,000	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	1,048
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	18,713

		22,798

	Transportation — 2.4%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	532
815	Rev., 5.000%, 01/01/21	950
	Metropolitan Transportation Authority,
11,000	Series C, Rev., VAR, 4.000%, 11/15/20	12,270
2,770	Series D, Rev., 5.000%, 11/15/18	3,086
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,672
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,127
	Metropolitan Transportation Authority, Transportation,
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,285
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,664
	New York State Thruway Authority,
27,555	Series A, Rev., 5.000%, 05/01/19	30,951
1,900	Series J, Rev., 5.000%, 01/01/17	1,988
4,200	Series J, Rev., 5.000%, 01/01/18	4,549
745	Niagara Frontier Transportation Authority, Buffalo International Airport, Series B, Rev., 4.000%, 04/01/16	754
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,413

		71,241

	Water & Sewer — 0.3%
	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,194
5,000	Series EE, Rev., 5.000%, 06/15/19	5,666

		9,860

	Total New York	338,629

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — 1.1%
	General Obligation — 0.9%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,465
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	4,953
	State of North Carolina,
6,695	Series B, GO, 5.000%, 04/01/16	6,803
9,670	Series D, GO, 4.000%, 06/01/20	10,862
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,583

		27,666

	Other Revenue — 0.1%
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,654

	Prerefunded — 0.1%
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,592

	Utility — 0.0% (g)
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16 (p)	1,506

	Total North Carolina	33,418

	Ohio — 1.7%
	Education — 0.3%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	592
	Ohio Higher Educational Facility Commission, Denison University Project,
2,920	Rev., 5.000%, 11/01/24	3,552
1,000	Rev., 5.000%, 11/01/26	1,206
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	651
675	Rev., 4.000%, 10/01/19	746
1,000	Rev., 5.000%, 10/01/20	1,164

		7,911

	General Obligation — 0.4%
	City of Columbus,
5,500	Series 1, GO, 5.000%, 07/01/18	6,077
5,000	Series A, GO, 2.000%, 07/01/17	5,107
	City of Dublin, Various Purpose,
500	GO, 4.000%, 12/01/27	574
300	GO, 4.000%, 12/01/28	342

		12,100

	Hospital — 0.1%
	County Of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.000%, 08/15/23	1,676
1,655	Rev., 5.000%, 08/15/24	1,924

		3,600

	Other Revenue — 0.8%
1,165	County of Cuyahoga, Rev., 5.000%, 12/01/22	1,415
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,650
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,298
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,352
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	238
	State of Ohio, Capital Facilities Lease Appropriation, Cultural & Sports Facilities Building Fund Projects,
3,345	Series B, Rev., 5.000%, 04/01/23	4,035
3,595	Series B, Rev., 5.000%, 04/01/24	4,367
1,805	Series B, Rev., 5.000%, 04/01/25	2,211
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,560
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,110
2,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., 4.000%, 12/01/17	2,125

		22,361

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	559
640	Series A, Rev., 5.000%, 12/01/19	734
1,375	Series A, Rev., 5.000%, 12/01/21	1,642

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
		2,935

	Total Ohio	48,907

	Oklahoma — 1.2%
	Education — 0.6%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	614
850	Rev., 5.000%, 12/01/19	961
945	Rev., 5.000%, 12/01/21	1,095
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,063
6,195	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	6,998
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	268
325	Rev., 5.000%, 09/01/19	365
	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project,
2,000	Rev., 5.000%, 09/01/21	2,327
2,000	Rev., 5.000%, 09/01/22	2,348
2,000	Rev., 5.000%, 09/01/23	2,361

		18,400

	Other Revenue — 0.6%
	Cleveland County Justice Authority, Sales Tax, Detention Facility Project,
1,675	Rev., 3.000%, 03/01/16	1,686
1,205	Rev., 3.000%, 03/01/17	1,238
1,000	Rev., 3.000%, 03/01/18	1,041
500	Rev., 4.000%, 03/01/20	540
	Oklahoma Capital Improvement Authority, Agency Facilities,
700	Series C, Rev., 5.000%, 07/01/19	790
1,075	Series C, Rev., 5.000%, 07/01/20	1,240
	Oklahoma Capitol Improvement Authority, State Facilities,
3,910	Series A, Rev., 3.000%, 01/01/17	4,015
2,145	Series A, Rev., 5.000%, 01/01/23	2,598
3,225	Series A, Rev., 5.000%, 01/01/24	3,933

		17,081

	Total Oklahoma	35,481

	Oregon — 1.1%
	General Obligation — 0.4%
	State of Oregon, Article XI-Q State Projects,
1,500	Series F, GO, 5.000%, 05/01/21	1,780
2,000	Series H, GO, 5.000%, 05/01/21	2,373
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	8,057

		12,210

	Other Revenue — 0.3%
5,730	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/26	7,110
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,030

		8,140

	Prerefunded — 0.2%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/19 (p)	7,053

	Transportation — 0.2%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,214
1,595	Series 23, Rev., 5.000%, 07/01/24	1,954
2,525	Series 23, Rev., 5.000%, 07/01/26	3,079

		6,247

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	49

	Total Oregon	33,699

	Pennsylvania — 3.7%
	Education — 0.7%
	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College,
1,135	Rev., 4.000%, 05/01/16	1,152
1,125	Rev., 4.000%, 05/01/17	1,173
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.000%, 10/01/22	6,120

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.000%, 06/15/21	3,161
2,395	Rev., 5.000%, 06/15/23	2,765
2,625	Rev., 5.000%, 06/15/24	3,046
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.000%, 05/01/19	3,190

		20,607

	General Obligation — 0.5%
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,196
2,200	GO, 5.000%, 07/01/18	2,416
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	417
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,129

		14,158

	Hospital — 0.0% (g)
1,400	General Authority of Southcentral, Hanover Hospital, Inc., Rev., 5.000%, 12/01/26	1,575

	Other Revenue — 1.3%
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,286
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	12,713
14,950	Series B, Rev., 5.000%, 07/01/21	16,156
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,379
	Southcentral General Authority, Wellspan Health Obligation Group,
380	Series A, Rev., 5.000%, 06/01/24	457
1,000	Series A, Rev., 5.000%, 06/01/27	1,170

		37,161

	Prerefunded — 0.2%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	5,987

	Water & Sewer — 1.0%
	Allegheny County Sanitary Authority, Sewer,
4,000	Rev., 5.000%, 12/01/21	4,711
3,000	Rev., 5.000%, 12/01/22	3,565
4,000	Rev., 5.000%, 12/01/23	4,782
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.000%, 01/01/20	9,771
1,510	Series A, Rev., 5.000%, 07/01/22	1,801
2,595	Series A, Rev., 5.000%, 07/01/24	3,148
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	792

		28,570

	Total Pennsylvania	108,058

	Rhode Island — 0.3%
	General Obligation — 0.2%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan, Series A, GO, 5.000%, 10/15/18	1,109
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014,
3,300	Series A, GO, 5.000%, 11/01/18	3,665
2,000	Series A, GO, 5.000%, 11/01/19	2,278

		7,052

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.000%, 10/01/26	715

	Prerefunded — 0.1%
1,475	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan, Series A, GO, 5.000%, 10/15/19 (p)	1,690

	Total Rhode Island	9,457

	South Carolina — 0.6%
	Education — 0.4%
	Scago Educational Facilities Corp., School District of Colleton County Project,
3,280	Rev., 3.000%, 12/01/16	3,356
2,325	Rev., 4.000%, 12/01/17	2,454
3,730	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,309
1,750	Securing Assets for Education Installment Purchase, The School District of Berkeley County, Series A, Rev., 5.000%, 12/01/25	2,088

		12,207

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.000%, 04/01/18	1,436
1,110	Series D, GO, 5.000%, 04/01/18	1,217

		2,653

	Special Tax — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	719
1,000	Rev., 5.000%, 12/01/19	1,144

		1,863

	Total South Carolina	16,723

	South Dakota — 0.1%
	Other Revenue — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	694
500	Series B, Rev., 4.000%, 11/01/21	554
375	Series B, Rev., 5.000%, 11/01/22	443
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	565
485	Series B, Rev., 5.000%, 06/01/21	570

	Total South Dakota	2,826

	Tennessee — 1.0%
	Education — 0.0% (g)
1,250	Tennessee State School Authority, Higher Educational Facilities, Series B, Rev., 3.000%, 11/01/16	1,280

	General Obligation — 0.4%
1,645	City of Chattanooga, GO, 5.000%, 10/01/17	1,774
2,330	County of Maury, GO, 4.000%, 04/01/17	2,436
5,000	Shelby County, Series A, GO, 5.000%, 03/01/17	5,277
1,000	Williamson County District School, Series A, GO, 5.000%, 04/01/18	1,096

		10,583

	Other Revenue — 0.4%
4,450	City of Jackson, Hospital, Rev., 5.000%, 04/01/21	5,159
1,555	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	1,796
3,900	Sevier County Public Building Authority, Tennessee Local Government Public Improvement, Series VII-O-1, Rev., 5.000%, 06/01/18	4,286

		11,241

	Utility — 0.2%
	City Of Chattanooga, Electric System,
800	Series A, Rev., 5.000%, 09/01/22	968
2,250	Series A, Rev., 5.000%, 09/01/23	2,750
1,900	Series A, Rev., 5.000%, 09/01/25	2,372
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	867

		6,957

	Total Tennessee	30,061

	Texas — 7.0%
	Education — 0.2%
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	917
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	851
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,070
1,000	University of North Texas, Financing System, Series A, Rev., 5.000%, 04/15/16	1,018

		4,856

	General Obligation — 3.3%
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/15/19	895
7,950	Birdville Independent School District, GO, PSF-GTD, 3.000%, 02/15/16	7,997
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	556
1,120	City of Baytown, GO, 3.000%, 02/01/16	1,125
	City of Colony,
620	GO, 5.000%, 08/15/19	705
610	GO, 5.000%, 08/15/20	709
	City of Denton,
1,000	GO, 4.000%, 02/15/16	1,008
1,045	GO, 5.000%, 02/15/23	1,262
	City of El Paso, Refunding & Improvement,
6,790	GO, 5.000%, 08/15/18	7,517
4,005	GO, 5.000%, 08/15/19	4,557

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,215	GO, 5.000%, 08/15/20	2,579
530	GO, 5.000%, 08/15/21	628
4,035	GO, 5.000%, 08/15/25	4,975
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16	312
445	Series A, GO, 3.000%, 03/01/17	459
500	Series A, GO, 4.000%, 03/01/18	534
785	Series A, GO, 4.000%, 03/01/19	858
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16	453
870	GO, 3.000%, 03/01/17	897
1,000	GO, 4.000%, 03/01/18	1,069
1,060	GO, 4.000%, 03/01/19	1,158
1,640	City of Grand Prairie, GO, 5.000%, 02/15/25	2,029
	City of Houston, Public Improvement,
2,805	Series A, GO, 5.000%, 03/01/18	3,061
4,000	Series A, GO, 5.000%, 03/01/20	4,605
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	197
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	370
2,890	City of Rowlett, GO, 5.000%, 02/15/19	3,231
1,680	Collin County, Series A, GO, 3.000%, 02/15/16	1,690
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16	1,229
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, NATL-RE, 5.000%, 08/01/17	5,520
2,050	Irving Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,071
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	447
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	667
	Laredo Community College District,
700	GO, 5.000%, 08/01/21	822
1,800	GO, 5.000%, 08/01/27	2,128
11,465	Northside Independent School District, GO, VAR, PSF-GTD, 1.000%, 06/01/16	11,499
4,750	Northwest Independent School District, Series B, GO, PSF-GTD, 5.000%, 02/15/24	5,824
1,575	Pharr Sanitary Juan Alamo, Independent School District, GO, PSF-GTD, 5.000%, 02/01/18	1,714
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,529
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,634
1,750	San Jacinto Community College District, GO, 5.000%, 02/15/22	2,076
1,600	State of Texas, College Student Loan, GO, 5.000%, 08/01/16	1,651
3,000	State of Texas, Transportation Commission Mobility, GO, 5.000%, 10/01/19	3,433
1,000	Tom Green County, Combination Tax & Limited Surplus, GO, 5.000%, 02/01/26	1,208

		98,888

	Other Revenue — 0.7%
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	521
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	12,712
	Midtown Redevelopment Authority, Tax Allocation,
500	Rev., 3.000%, 01/01/16	501
505	Rev., 4.000%, 01/01/17	521
4,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	4,151
2,180	Township of Woodlands, Sales & Refunding, Rev., AGM, 5.000%, 03/01/16	2,205

		20,611

	Prerefunded — 0.7%
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,411
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,366
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,638
	Lower Colorado River Authority,
20	Rev., 5.000%, 05/15/16 (p)	21
60	Series B, Rev., 5.000%, 05/15/22 (p)	72
4,700	Series B, Rev., 5.000%, 05/15/23 (p)	5,567

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,155

		20,230

	Transportation — 0.7%
	Love Field Airport Modernization Corp.,
500	Rev., AMT, 5.000%, 11/01/18	552
750	Rev., AMT, 5.000%, 11/01/19	847
1,000	Rev., AMT, 5.000%, 11/01/20	1,149
1,000	Rev., AMT, 5.000%, 11/01/22	1,178
1,500	Rev., AMT, 5.000%, 11/01/23	1,777
1,205	Rev., AMT, 5.000%, 11/01/24	1,431
1,000	Rev., AMT, 5.000%, 11/01/25	1,190
1,000	Rev., AMT, 5.000%, 11/01/26	1,190
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,195
10,125	Texas Transportation Commission Central, Turnpike System, Second Tier, Series A, Rev., 5.000%, 04/01/20	11,531

		22,040

	Utility — 0.5%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	970
560	Rev., 5.000%, 08/15/22	672
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,789
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	164
150	Rev., 2.500%, 12/01/19	157
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,110

		13,862

	Water & Sewer — 0.9%
9,655	City of Austin, Water & Wastewater System, Rev., 5.000%, 05/15/16	9,864
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,026
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	193
205	Rev., 5.000%, 05/01/19	231
245	Rev., 5.000%, 05/01/20	283
265	Rev., 5.000%, 05/01/21	311
380	Rev., 5.000%, 05/01/24	461
850	Rev., 5.000%, 05/01/26	1,012
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,130
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,187
5,250	Texas County Trinity River Authority, Regional Wastewater System, Rev., 5.000%, 08/01/16	5,417
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18	1,662
1,250	Rev., 5.000%, 08/01/19	1,424

		27,201

	Total Texas	207,688

	Utah — 0.5%
	General Obligation — 0.4%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,880
4,855	Series C, GO, 5.000%, 07/01/18	5,371

		11,251

	Water & Sewer — 0.1%
2,640	Jordan Valley Water Conservancy District, Water Revenue Refunding, Series A, Rev., 5.000%, 10/01/18	2,936

	Total Utah	14,187

	Vermont — 0.1%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.000%, 10/01/21	890
855	Rev., 5.000%, 10/01/22	1,027

		1,917

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	591
400	Series 3, Rev., 5.000%, 12/01/21	478

		1,069

	Total Vermont	2,986

	Virginia — 2.4%
	General Obligation — 0.9%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,275

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,370
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,563
	Fairfax County, Public Improvement,
10,000	Series A, GO, 5.000%, 04/01/19	11,312
2,065	Series B, GO, 5.000%, 10/01/25	2,602

		26,122

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,624

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,330
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,308
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,451
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.000%, 11/01/20	2,647

		9,736

	Prerefunded — 0.2%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,534
4,725	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 4.750%,	5,070
	10/01/17 (p)

		6,604

	Transportation — 0.2%
5,585	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/16	5,708

	Water & Sewer — 0.6%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,793
1,340	Rev., 5.000%, 11/01/18	1,494
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,639
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,098

		17,024

	Total Virginia	70,818

	Washington — 1.8%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,817
3,125	Series D, COP, 5.000%, 07/01/19	3,540

		6,357

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	127

	General Obligation — 1.1%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,071
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,465
3,720	King County, Series C, GO, 5.000%, 01/01/16	3,735
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,529
870	GO, 5.000%, 12/01/19	995
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.000%, 12/01/17	1,486
1,865	Snohomish County School District No. 201, Snohomish, GO, 5.000%, 12/01/15	1,865
7,905	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	8,126
7,300	State of Washington, Various Purpose, Series R, GO, 5.000%, 07/01/17	7,797

		32,069

	Other Revenue — 0.1%
3,205	Central Puget Sound Regional Transit Authority, Sales Tax, Green Bonds, Series S-1, Rev., 5.000%, 11/01/29	3,902

	Transportation — 0.2%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/19	4,475
2,000	Series B, Rev., 5.000%, 03/01/20	2,291

		6,766

	Utility — 0.2%
	County of Clallam, Public Utility District No. 1, Electric System,
220	Rev., 5.000%, 04/01/21	257

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
330	Rev., 5.000%, 04/01/23	394
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.000%, 12/01/25	616
	Public Utility District No. 1 of Cowlitz County, Electric Distribution System,
750	Series B, Rev., 5.000%, 09/01/24 (w)	907
1,000	Series B, Rev., 5.000%, 09/01/26 (w)	1,200
1,000	Series B, Rev., 5.000%, 09/01/27 (w)	1,190

		4,564

	Total Washington	53,785

	West Virginia — 0.3%
	Other Revenue — 0.2%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,681
1,225	Rev., 5.000%, 07/01/20	1,389
1,565	Rev., 5.000%, 07/01/22	1,811

		4,881

	Utility — 0.1%
750	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River Projects, Series A, Rev., 5.000%, 07/01/24	915
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	607
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	553
555	Series B-II, Rev., 3.000%, 11/01/16	568

		2,643

	Total West Virginia	7,524

	Wisconsin — 1.2%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	857
1,125	Series A, COP, 5.000%, 09/01/18	1,242

		2,099

	General Obligation — 0.6%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,287
	State of Wisconsin,
1,990	Series A, GO, 5.000%, 05/01/18	2,187
11,800	Series B, GO, 5.000%, 05/01/17	12,533

		17,007

	Other Revenue — 0.2%
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,447
5,815	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,354

		7,801

	Transportation — 0.3%
8,530	Wisconsin Department of Transportation, Series 1, Rev., 1.000%, 07/01/16	8,569

	Total Wisconsin	35,476

	Total Municipal Bonds (Cost $2,584,169)	2,615,306

Weekly Demand Notes — 6.3%
	Arizona — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,500	Coconino County Pollution Control Corp., Arizona Public Service Company Navajo Project, Series A, Rev., VRDO, 0.200%, 12/03/15	4,500

	California — 1.2%
	Other Revenue — 0.9%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
15,000	Series A-1, Rev., VAR, 0.290%, 12/03/15	14,988
10,000	Series A-1, Rev., 0.290%, 12/03/15	10,017
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.110%, 12/03/15	1,001
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 0.960%, 12/03/15	1,503

		27,509

	Transportation — 0.3%
9,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series G, Rev., 0.610%, 12/03/15	8,934

	Total California	36,443

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Connecticut — 0.0% (g)
	General Obligation — 0.0% (g)
1,500	State of Connecticut, SIFMA Index, Series B, GO, 0.500%, 12/03/15	1,482

	Georgia — 0.3%
	Transportation — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.290%, 12/03/15	4,982

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.655%, 12/03/15	3,076

	Total Georgia	8,058

	Massachusetts — 0.3%
	General Obligation — 0.3%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 0.310%, 12/03/15	9,992

	Michigan — 0.2%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 0.440%, 12/03/15	4,963

	New York — 0.7%
	General Obligation — 0.4%
10,000	City of New York, Subseries J-9, GO, 0.410%, 12/03/15	9,986

	Transportation — 0.3%
	Metropolitan Transportation Authority,
2,500	Rev., VAR, 0.370%, 12/03/15	2,481
7,500	Subseries A-2, Rev., 0.590%, 12/03/15	7,416

		9,897

	Total New York	19,883

	Ohio — 0.4%
	Hospital — 0.4%
10,800	County of Allen, Mercy Health, Series B, Rev., VAR, 0.760%, 12/03/15	10,692

	Oklahoma — 0.1%
	Utility — 0.1%
2,030	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 0.810%, 12/03/15	2,026

	Oregon — 0.3%
	Other Revenue — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 0.890%, 12/03/15	5,001

	Utility — 0.1%
3,350	Oregon State Facilities Authority, Providence Health & Services, Rev., VAR, 0.240%, 12/03/15	3,346

	Total Oregon	8,347

	Pennsylvania — 0.5%
	General Obligation — 0.2%
5,000	Pennsylvania Turnpike Commission, Series B-1, GO, 0.610%, 12/03/15	4,978

	Other Revenue — 0.1%
	Pennsylvania Turnpike Commission,
1,525	Series A-2, Rev., 0.510%, 12/03/15	1,517
2,500	Series A-2, Rev., 0.810%, 12/03/15	2,497

		4,014

	Transportation — 0.2%
5,000	Pennsylvania Turnpike Commission, Series A, Rev., VAR, 0.690%, 12/03/15	4,965

	Total Pennsylvania	13,957

	Texas — 1.7%
	Transportation — 1.3%
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.640%, 12/03/15	3,207
2,500	Series A, Rev., VAR, 0.790%, 12/03/15	2,504
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., 0.680%, 12/03/15	5,935
17,500	State of Texas, Transportation Commission Mobility, GO, 0.390%, 12/03/15	17,350
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., 0.360%, 12/03/15	10,001

		38,997

	Utility — 0.3%
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 0.390%, 12/03/15	7,465

	Water & Sewer — 0.1%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.690%, 12/03/15	4,000

	Total Texas	50,462

	Washington — 0.4%
	Other Revenue — 0.1%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., VAR, 0.710%, 12/03/15	5,006

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utility — 0.3%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., VAR, 0.690%, 12/03/15	7,500
1,000	Grant County Public Utility District No. 2, Electric System, Rev., VAR, 0.330%, 12/03/15	995

		8,495

	Total Washington	13,501

	Total Weekly Demand Notes (Cost $184,795)	184,306

SHARES

Short-Term Investment — 3.1%
	Investment Company — 3.1%
91,940	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $91,940)	91,940

	Total Investments — 100.6% (Cost $2,940,493)	2,971,113
	Liabilities in Excess of Other Assets — (0.6)%	(16,948)

	NET ASSETS — 100.0%	$2,954,165

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,856
Aggregate gross unrealized depreciation	(2,236)

Net unrealized appreciation/depreciation	$30,620

Federal income tax cost of investments	$2,940,493

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from pricing affiliated and unaffiliated vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$91,940	$2,879,173	$—	$2,971,113

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.3% (t)
	Alabama — 0.8%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,056

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,166

	Total Alabama	2,222

	Alaska — 4.9%
	Other Revenue — 0.4%
70	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/33	78
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/28	1,171

		1,249

	Prerefunded — 1.7%
2,430	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/18 (p)	2,743
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	2,056

		4,799

	Utility — 2.8%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,767
3,915	Rev., AGM, 6.000%, 07/01/19	4,558

		8,325

	Total Alaska	14,373

	Arkansas — 0.2%
	Water & Sewer — 0.2%
600	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 4.000%, 10/01/40	604

	California — 22.6%
	Certificate of Participation/Lease — 0.6%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,660

	Education — 1.6%
	California Educational Facilities Authority, Claremont McKenna College,
1,500	Series A, Rev., 4.000%, 01/01/34	1,585
1,700	Series A, Rev., 4.000%, 01/01/39	1,775
1,150	California State University, Series A, Rev., 5.000%, 11/01/43	1,325

		4,685

	General Obligation — 8.1%
605	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	617
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,617
	Menlo Park City School District, Crossover Capital Appreciation,
750	GO, Zero Coupon, 07/01/38	297
1,625	GO, Zero Coupon, 07/01/40	583
7,500	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	5,394
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	59
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	1,025
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	115
	State of California, Various Purpose,
2,000	GO, 5.000%, 03/01/25	2,465
1,500	GO, 5.000%, 03/01/28	1,805
5,000	GO, 6.500%, 04/01/33	5,924

		23,901

	Other Revenue — 1.6%
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	3,631
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,233

		4,864

	Prerefunded — 1.2%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	46

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,265
1,165	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	1,300

		3,611

	Transportation — 0.6%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,396
350	Los Angeles Harbor Department, Series A, Rev., 5.000%, 08/01/26	435

		1,831

	Utility — 2.2%
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,323
	Los Angeles Department of Water & Power, Power System,
1,200	Series A, Rev., 5.000%, 07/01/35	1,395
2,500	Sub Series A-1, Rev., 5.250%, 07/01/38	2,740

		6,458

	Water & Sewer — 6.7%
250	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	310
1,715	City of Los Angeles, Department of Water and Power, Power System, Series D, Rev., 5.000%, 07/01/33	1,997
	East Bay Municipal Utility District Water System, Green Bonds,
2,710	Series B, Rev., 5.000%, 06/01/32	3,262
2,200	Series B, Rev., 5.000%, 06/01/33	2,638
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,190
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/39	8,475

		19,872

	Total California	66,882

	Colorado — 2.5%
	Certificate of Participation/Lease — 0.8%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,292

	Hospital — 0.4%
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,093

	Prerefunded — 0.6%
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,717

	Utility — 0.7%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,096
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,098

		2,194

	Total Colorado	7,296

	Delaware — 1.1%
	Prerefunded — 1.1%
3,200	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	3,394

	District of Columbia — 1.9%
	Education — 0.4%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	572
500	Series A, Rev., 6.000%, 07/01/48	568

		1,140

	General Obligation — 1.5%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,620

	Total District of Columbia	5,760

	Florida — 2.3%
	General Obligation — 1.1%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,080

	Transportation — 1.2%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,607

	Total Florida	6,687

	Georgia — 3.3%
	Other Revenue — 2.0%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,774

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.3%
3,620	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series P, Rev., AMBAC, 6.250%, 07/01/20	3,951

	Total Georgia	9,725

	Guam — 0.1%
	Special Tax — 0.1%
325	Government of Guam, Business Privilege Tax, Series D, Rev., 5.000%, 11/15/39	358

	Illinois — 5.9%
	General Obligation — 1.8%
2,000	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	2,163
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,187

		5,350

	Prerefunded — 0.7%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,080

	Transportation — 3.0%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,745
3,000	Illinois State Toll Highway Authority, Series B, Rev., 5.000%, 01/01/40 (w)	3,392
3,320	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.750%, 06/01/19	3,729

		8,866

	Utility — 0.4%
1,000	City of Springfield, Senior Lien Electric, Rev., AGM, 5.000%, 03/01/40	1,106

	Total Illinois	17,402

	Indiana — 1.7%
	General Obligation — 0.1%
300	Beech Grove School Building Corp., First Mortgage, GO, NATL-RE, 6.250%, 07/05/16	306

	Other Revenue — 1.6%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	4,658

	Total Indiana	4,964

	Louisiana — 0.8%
	Other Revenue — 0.8%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,234
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	1,111

	Total Louisiana	2,345

	Maine — 2.4%
	Other Revenue — 0.2%
480	Maine Health & Higher Educational Facilities Authority, Rev., 4.000%, 07/01/44	482

	Prerefunded — 2.2%
5,675	Maine Turnpike Authority, Rev., 6.000%, 07/01/19 (p)	6,652

	Total Maine	7,134

	Maryland — 1.2%
	Special Tax — 1.2%
2,770	Baltimore County, Consolidated Public Improvement Bonds, GO, 5.000%, 08/01/26	3,453

	Michigan — 0.6%
	Other Revenue — 0.6%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,716

	Minnesota — 0.2%
	Certificate of Participation/Lease — 0.2%
600	Northeastern Metropolitan, Intermediate School District No. 916, Series B, COP, 4.000%, 02/01/42	609

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,281

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	439

	New Hampshire — 0.6%
	Education — 0.6%
1,700	New Hampshire Health & Educational Facilities Authority, University System, Rev., 5.000%, 07/01/45	1,908

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 2.6%
	Housing — 0.4%
1,145	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	1,187

	Transportation — 2.2%
20,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	6,399

	Total New Jersey	7,586

	New York — 9.4%
	Other Revenue — 1.6%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,876

	Transportation — 5.9%
14,145	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	17,381

	Water & Sewer — 1.9%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,568

	Total New York	27,825

	Ohio — 3.2%
	General Obligation — 0.8%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,118
1,000	GO, 5.250%, 01/01/41	1,116

		2,234

	Other Revenue — 0.4%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,125

	Prerefunded — 0.6%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	572
400	GO, AGC, 6.000%, 12/01/18 (p)	459
650	GO, AGC, 6.125%, 12/01/18 (p)	749

		1,780

	Water & Sewer — 1.4%
4,200	Northeast Ohio Regional Sewer District, Wastewater Improvement, Refunding, Rev., 4.000%, 11/15/49	4,277

	Total Ohio	9,416

	Oklahoma — 0.8%
	Water & Sewer — 0.8%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,233

	Oregon — 0.6%
	Utility — 0.6%
1,350	City of Portland, First Lien Sewer System, Series A, Rev., 5.000%, 06/01/26	1,676

	South Carolina — 7.4%
	General Obligation — 3.7%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,948

	Prerefunded — 1.6%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,753

	Transportation — 0.2%
675	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	676

	Utility — 1.9%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,550

	Total South Carolina	21,927

	South Dakota — 0.4%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	359

	Prerefunded — 0.3%
111	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	111
555	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17 (p)	573

		684

	Total South Dakota	1,043

	Texas — 11.3%
	Education — 0.5%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,482

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.000%, 08/15/26	601

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 1.2%
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,098
2,300	Rev., 5.500%, 09/01/43	2,541

		3,639

	Prerefunded — 4.5%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,479
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,538
1,335	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	1,364
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,145
1,500	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,662

		13,188

	Transportation — 1.6%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,207
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,420

		4,627

	Utility — 1.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,150

	Water & Sewer — 1.6%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,726

	Total Texas	33,413

	Washington — 4.0%
	Education — 2.1%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,380

	Prerefunded — 1.9%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,532

	Total Washington	11,912

	Total Municipal Bonds (Cost $246,196)	275,583

SHARES
Short-Term Investment — 7.9%
	Investment Company — 7.9%
23,350	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $23,350)	23,350

	Total Investments — 101.2% (Cost $269,546)	298,933
	Liabilities in Excess of Other Assets — (1.2)%	(3,597)

	NET ASSETS — 100.0%	$295,336

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,387
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$29,387

Federal income tax cost of investments	$269,546

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from pricing affiliated and unaffiliated vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,350	$275,583	$—	$298,933

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 16.0%
500	Federal Farm Credit Bank, 6.270%, 01/26/16	505
4,000	Financing Corp. STRIPS, 1.384%, 11/30/17 (n)	3,908
7,469	New Valley Generation I, 7.299%, 03/15/19	8,274
2,740	New Valley Generation II, 5.572%, 05/01/20	3,014

	Total U.S. Government Agency Securities (Cost $15,463)	15,701

U.S. Treasury Obligations — 83.4%
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,385
10,000	0.750%, 10/31/17	9,965
5,000	0.750%, 03/31/18	4,965
5,595	0.875%, 12/31/16	5,602
10,000	0.875%, 04/30/17	10,007
675	0.875%, 07/31/19	662
1,325	1.000%, 06/30/19	1,308
2,000	1.000%, 08/31/19	1,967
3,000	1.125%, 03/31/20	2,944
6,000	1.250%, 10/31/18	6,007
4,000	1.250%, 02/29/20	3,948
8,000	1.500%, 10/31/19	8,008
7,500	2.625%, 04/30/16	7,569
4,405	3.125%, 01/31/17	4,524
4,000	3.250%, 12/31/16	4,106

	Total U.S. Treasury Obligations (Cost $82,000)	81,967

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
313	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.030%, (b) (l) (Cost $313)	313
	Total Investments — 99.7% (Cost $97,776)	97,981
	Other Assets in Excess of Liabilities — 0.3%	261

	NET ASSETS — 100.0%	$98,242

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347
Aggregate gross unrealized depreciation	(142)

Net unrealized appreciation/depreciation	$205

Federal income tax cost of investments	$97,776

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$15,701	$—	$15,701
U.S. Treasury Obligations	—	81,967	—	81,967
Short-Term Investment
Investment Company	313	—	—	313

Total Investments in Securities	$313	$97,668	$—	$97,981

There were no transfers among any levels during the period ended November 30, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 61.8%
	Federal Farm Credit Bank — 3.4%
20,000	DN, 0.120%, 12/01/15 (n)	20,000
62,000	DN, 0.291%, 03/21/16 (n)	61,944
190,000	VAR, 0.163%, 12/06/15	189,977
265,000	VAR, 0.179%, 12/18/15	264,988
80,000	VAR, 0.183%, 12/01/15	79,986
203,000	VAR, 0.198%, 12/21/15	202,924
75,000	VAR, 0.198%, 12/30/15	75,000
125,000	VAR, 0.199%, 12/18/15	125,006
120,000	VAR, 0.203%, 12/19/15	119,962
160,000	VAR, 0.203%, 12/30/15	159,997
64,836	VAR, 0.207%, 12/14/15	64,843
153,000	VAR, 0.221%, 12/25/15	152,945
175,000	VAR, 0.226%, 12/25/15	174,958
130,000	VAR, 0.233%, 12/29/15	129,981
50,000	VAR, 0.236%, 12/13/15	50,016
119,100	VAR, 0.246%, 12/13/15	119,165

		1,991,692

	Federal Home Loan Bank — 43.0%
402,000	0.210%, 02/08/16	401,974
220,000	0.250%, 01/22/16	219,994
100,000	0.340%, 06/20/16	99,980
184,000	0.360%, 06/21/16	183,976
275,000	0.400%, 06/17/16	275,000
125,000	0.400%, 07/08/16	124,988
150,000	DN, 0.120%, 01/13/16 (n)	149,979
205,000	DN, 0.140%, 12/10/15 (n)	204,993
7,959	DN, 0.146%, 02/03/16 (n)	7,957
29,500	DN, 0.150%, 12/04/15 (n)	29,500
500,000	DN, 0.150%, 12/17/15 (n)	499,967
150,000	DN, 0.150%, 02/04/16 (n)	149,959
348,300	DN, 0.156%, 12/28/15 (n)	348,259
1,186,400	DN, 0.160%, 12/23/15 (n)	1,186,284
650,000	DN, 0.161%, 02/22/16 (n)	649,759
950,000	DN, 0.170%, 02/29/16 (n)	949,596
500,000	DN, 0.170%, 03/02/16 (n)	499,783
710,200	DN, 0.175%, 12/07/15 (n)	710,179
536,600	DN, 0.175%, 02/16/16 (n)	536,399
329,000	DN, 0.177%, 12/08/15 (n)	328,989
300,000	DN, 0.178%, 01/20/16 (n)	299,926
81,200	DN, 0.180%, 02/18/16 (n)	81,168
600,000	DN, 0.180%, 03/16/16 (n)	599,682
300,000	DN, 0.182%, 03/21/16 (n)	299,832
809,940	DN, 0.185%, 03/01/16 (n)	809,562
347,000	DN, 0.190%, 03/18/16 (n)	346,802
750,000	DN, 0.193%, 03/07/16 (n)	749,609
1,320,000	DN, 0.194%, 12/09/15 (n)	1,319,943
942,000	DN, 0.200%, 12/02/15 (n)	941,995
865,000	DN, 0.202%, 03/23/16 (n)	864,452
694,000	DN, 0.203%, 03/11/16 (n)	693,604
516,750	DN, 0.217%, 02/05/16 (n)	516,544
650,000	DN, 0.219%, 03/09/16 (n)	649,608
100,000	DN, 0.220%, 01/27/16 (n)	99,965
533,400	DN, 0.225%, 12/11/15 (n)	533,367
427,495	DN, 0.229%, 02/10/16 (n)	427,302
425,000	DN, 0.230%, 03/28/16 (n)	424,680
250,000	DN, 0.241%, 01/22/16 (n)	249,913
250,000	DN, 0.250%, 03/08/16 (n)	249,830
600,000	DN, 0.250%, 03/10/16 (n)	599,583
409,671	DN, 0.250%, 04/20/16 (n)	409,270
362,000	DN, 0.250%, 04/22/16 (n)	361,641
426,800	DN, 0.265%, 03/24/16 (n)	426,442
725,000	DN, 0.270%, 12/16/15 (n)	724,918
1,195,000	DN, 0.270%, 02/24/16 (n)	1,194,238
100,000	DN, 0.281%, 04/28/16 (n)	99,884
500,000	DN, 0.290%, 02/26/16 (n)	499,650
100,000	DN, 0.291%, 02/09/16 (n)	99,944
500,000	DN, 0.310%, 04/14/16 (n)	499,419
250,000	DN, 0.320%, 04/06/16 (n)	249,718
123,500	DN, 0.341%, 04/13/16 (n)	123,344
100,000	DN, 0.401%, 05/13/16 (n)	99,818
230,000	VAR, 0.147%, 12/05/15	229,999
170,000	VAR, 0.168%, 12/17/15	169,999
250,000	VAR, 0.187%, 12/15/15	249,998
175,000	VAR, 0.208%, 12/21/15	174,985
100,000	VAR, 0.221%, 12/25/15	99,965
930,000	VAR, 0.226%, 12/08/15	929,802

		24,957,916

	Federal Home Loan Mortgage Corp. — 6.9%
500,000	DN, 0.110%, 12/09/15 (n)	499,988
97,409	DN, 0.117%, 12/14/15 (n)	97,405
250,000	DN, 0.120%, 12/10/15 (n)	249,992
338,290	DN, 0.182%, 01/21/16 (n)	338,203
250,000	DN, 0.220%, 01/06/16 (n)	249,945
800,000	DN, 0.220%, 01/11/16 (n)	799,799
1,000,000	DN, 0.230%, 01/07/16 (n)	999,764
237,223	DN, 0.234%, 12/07/15 (n)	237,214
250,000	VAR, 0.177%, 12/15/15	249,979
275,000	VAR, 0.208%, 12/21/15	274,982

		3,997,271

	Federal National Mortgage Association — 8.5%
35,000	2.250%, 03/15/16	35,197
500,000	DN, 0.120%, 12/01/15 (n)	500,000
175,000	DN, 0.140%, 12/14/15 (n)	174,991
250,000	DN, 0.150%, 12/15/15 (n)	249,985
250,000	DN, 0.150%, 12/22/15 (n)	249,978

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
83,410	DN, 0.150%, 12/23/15 (n)	83,402
250,000	DN, 0.220%, 01/05/16 (n)	249,947
250,000	DN, 0.220%, 01/07/16 (n)	249,944
455,000	DN, 0.225%, 01/14/16 (n)	454,875
250,000	DN, 0.240%, 01/25/16 (n)	249,908
250,000	VAR, 0.202%, 12/05/15	249,930
955,000	VAR, 0.205%, 12/08/15	954,829
980,000	VAR, 0.207%, 12/16/15	979,831
275,000	VAR, 0.240%, 12/26/15	274,968

		4,957,785

	Total U.S. Government Agency Securities (Cost $35,904,664)	35,904,664

U.S. Treasury Obligations — 3.1%
	U.S. Treasury Notes — 3.1%
250,000	0.375%, 05/31/16	249,981
377,000	0.500%, 06/15/16	377,390
500,000	1.750%, 05/31/16	503,326
250,000	2.750%, 11/30/16	255,236
160,000	3.250%, 05/31/16	162,328
235,000	3.250%, 06/30/16	238,932

		1,787,193

	Total U.S. Treasury Obligations (Cost $1,787,193)	1,787,193

Repurchase Agreements — 35.1%
2,945,857	Agency Joint Trading Account I, J.P. Morgan Investment Management, Inc., as agent, 0.140%, dated 11/30/15, due 12/01/15, repurchase price $2,945,868. [1]	2,945,857
711,798	Agency Joint Trading Account II, J.P. Morgan Investment Management, Inc., as agent, 0.130%, dated 11/30/15, due 12/01/15, repurchase price $711,801. [2]	711,798
250,000	Bank of America N.A., 0.120%, dated 11/30/15, due 12/01/15, repurchase price $250,001, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, due 12/01/44 and Federal National Mortgage Association, 4.000%, due 02/01/45, with a value of $255,000.	250,000
2,000,000	Barclays Capital, Inc., 0.070%, dated 11/30/15, due 12/01/15, repurchase price $2,000,004, collateralized by U.S. Treasury Securities, 0.000% - 7.625%, due 02/15/16 - 11/15/45, with value $2,040,000.	2,000,000
100,000	Barclays Capital, Inc., 0.080%, dated 11/30/15, due 12/02/15, repurchase price $100,000, collateralized by U.S. Treasury Securities, 1.375% - 3.125%, due 05/31/20 - 02/15/43, with value $102,000.	100,000
250,000	Barclays Capital, Inc., 0.090%, dated 11/30/15, due 12/04/15, repurchase price $250,003, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 02/15/16 - 08/15/42, with value $255,000.	250,000
750,000	Barclays Capital, Inc., 0.100%, dated 11/30/15, due 12/04/15, repurchase price $750,008, collateralized by Federal Farm Credit Bank, 0.165% - 5.300%, dated 12/16/15 - 08/08/39, Federal Home Loan Bank, 0.000% - 5.500%, dated 12/08/15 - 07/15/36, Federal Home Loan Mortgage Corporation, 0.000% - 6.750%, dated 12/01/15 - 03/15/31, Federal National Mortgage Association, 0.000% - 7.125%, due 12/21/15 - 07/15/37 and Tennessee Valley Authority, 0.000% - 6.750%, dated 11/01/25 - 01/15/48, with value $765,000.	750,000
750,000	Barclays Capital, Inc., 0.100%, dated 11/30/15, due 12/04/15, repurchase price $750,008, collateralized by Federal Home Loan Mortgage Corporation, 0.050% - 56.164%, dated 04/15/24 - 02/15/45, Federal National Mortgage Association, 0.030% - 13.924%, due 04/25/18 - 12/25/44 and Government National Mortgage Association, 0.200% - 10.265%, dated 12/20/28 - 08/20/63, with value $772,500.	750,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.160%, dated 11/30/15, due 12/21/15, repurchase price $1,000,093, collateralized by Federal National Mortgage Association, 2.500% - 11.000%, due 04/01/16 - 12/01/45, with value $1,020,004.	1,000,000
8,700,000	Federal Reserve Bank of New York, 0.050%, dated 11/30/15, due 12/01/15, repurchase price $8,700,012, collateralized by U.S. Treasury Securities, 0.625% - 8.125%, due 08/31/16 - 08/15/21, with value $8,700,012.	8,700,000
500,000	Royal Bank of Canada, 0.350%, dated 11/30/15, due 12/07/15, repurchase price $500,034, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 6.000, dated 11/01/35 - 11/01/45, Federal National Mortgage Association, 2.266% - 4.500%, due 11/01/35 - 11/01/45 and Government National Mortgage Association, 0.597%, dated 08/16/43, with value $510,354.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Societe Generale S.A., 0.090%, dated 11/30/15, due 12/01/15, repurchase price $250,001, collateralized by Federal National Mortgage Association, 0.921% - 2.524%, due 05/25/23 - 09/01/42 and Government National Mortgage Association, 3.500%, dated 04/20/43, with value $255,000.	250,000
1,000,000	Societe Generale S.A., 0.140%, dated 11/30/15, due 12/28/15, repurchase price $1,000,109, collateralized by Government National Mortgage Association, 3.250% - 7.500%, dated 09/15/29 - 11/20/64, with value $1,020,000.	1,000,000
400,000	Wells Fargo Securities, LLC, 0.090%, dated 11/30/15, due 12/01/15, repurchase price $400,001, collateralized by Federal Home Loan Mortgage Corporation, 2.572% - 4.000, dated 08/01/30 - 09/01/45 and Federal National Mortgage Association, 3.500% - 4.000%, due 10/01/30 - 10/01/45, with value $408,007.	400,000
750,000	Wells Fargo Securities, LLC, 0.140%, dated 11/30/15, due 12/01/15, repurchase price $750,003, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.500, dated 07/01/25 - 10/01/45 and Federal National Mortgage Association, 3.500% - 4.000%, due 11/01/30 - 09/01/45, with value $765,003.	750,000

	Total Repurchase Agreements (Cost $20,357,655)	20,357,655

	Total Investments — 100.0% (Cost $58,049,512)*	58,049,512
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,442)

	NET ASSETS — 100.0%	$58,048,070

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November, 2015.
(g)	—	Amount rounds to less than 0.1%.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Additional Investment Information:

[1]	Agency Joint Trading Account I—At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 01, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$2,945,857	$2,945,868	$3,005,646

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Bank of Nova Scotia	0.140%	$186,447
Societe Generale S.A.	0.140%	298,315
Wells Fargo Bank N.A.	0.140%	1,155,969
Wells Fargo Securities, LLC	0.140%	1,305,126

Total		$2,945,857

At November 30, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.597% to 4.500%	09/15/22 to 12/01/45
Federal National Mortgage Association	0.371% to 6.000%	05/01/18 to 11/01/45
Government National Mortgage Association	0.294% to 5.000%	08/16/22 to 11/20/64
U.S. Treasury Securities	0.000% to 5.125%	05/15/16 to 05/15/45

[2]	Agency Joint Trading Account II—At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 01, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$711,798	$711,801	$726,662

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Agency Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.130%	$169,476
Citigroup Global Markets, Inc.	0.130%	169,476
Merrill Lynch PFS, Inc.	0.130%	372,846

Total		$711,798

At November 30, 2015, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.000% to 10.000%	01/01/19 to 05/15/53
Federal National Mortgage Association	0.000% to 9.150%	12/25/16 to 11/25/45
Government National Mortgage Association	3.000% to 7.000%	10/16/31 to 11/20/45
U.S. Treasury Securities	0.000% to 4.375%	03/31/17 to 05/15/40

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,049,512	$—	$58,049,512

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 51.5%
	U.S. Treasury Bills — 13.5% (n)
250,000	0.080%, 01/14/16	249,975
715,000	0.085%, 12/03/15	714,997
1,000,000	0.121%, 12/24/15	999,923
250,000	0.143%, 01/28/16	249,943

		2,214,838

	U.S. Treasury Notes — 38.0%
50,000	0.250%, 12/15/15	50,000
550,000	0.250%, 12/31/15	550,037
175,400	0.375%, 01/15/16	175,445
457,000	0.375%, 01/31/16	457,174
400,000	0.375%, 03/15/16	400,100
150,000	0.375%, 03/31/16	150,085
76,000	0.375%, 04/30/16	76,063
400,000	0.375%, 05/31/16	399,968
257,800	0.500%, 06/15/16	257,974
100,000	0.625%, 07/15/16	100,095
67,000	0.875%, 11/30/16	67,157
300,000	1.500%, 06/30/16	301,892
100,000	1.750%, 05/31/16	100,715
969,711	2.000%, 01/31/16	972,627
100,000	2.000%, 04/30/16	100,701
430,000	2.125%, 12/31/15	430,673
200,000	2.125%, 02/29/16	200,934
350,000	2.250%, 03/31/16	352,344
225,000	3.250%, 05/31/16	228,260
350,000	4.500%, 02/15/16	353,135
225,000	VAR, 0.193%, 12/04/15	224,881
150,000	VAR, 0.209%, 12/01/15	150,001
150,000	VAR, 0.308%, 12/01/15	150,082

		6,250,343

	Total U.S. Treasury Obligations (Cost $8,465,181)	8,465,181

	Repurchase Agreements — 48.4%
300,000	Barclays Capital, Inc., 0.080%, dated 11/30/15, due 12/02/15, repurchase price $300,001, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 10/31/17 - 08/15/43, with a value of $306,000.	300,000
750,000	Barclays Capital, Inc., 0.110%, dated 11/30/15, due 12/01/15, repurchase price $750,002, collateralized by U.S. Treasury Securities, 0.000% - 1.250%, due 02/15/16 - 05/15/45, with a value of $765,000.	750,000
200,933	BNP Paribas Securities Corp., 0.110%, dated 11/30/15, due 12/01/15, repurchase price $200,934, collateralized by U.S. Treasury Securities, 0.000% - 7.625%, due 04/30/16 - 05/15/45, with a value of $204,952.	200,933
3,800,000	Federal Reserve Bank of New York, 0.050%, dated 11/30/15, due 12/01/15, repurchase price $3,800,005, collateralized by U.S. Treasury Securities, 1.125% - 3.000%, due 08/31/16 - 03/31/20, with a value of $3,800,005.	3,800,000
250,000	JPMorgan Securities LLC, 0.110%, dated 11/30/15, due 12/01/15, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.125% - 3.625%, due 02/15/20 - 04/30/20, with a value of $255,004.	250,000
8,965	Merrill Lynch PFS, Inc., 0.110%, dated 11/30/15, due 12/01/15, repurchase price $8,965, collateralized by U.S. Treasury Securities, 2.125%, due 09/30/21, with a value of $9,144.	8,965
2,860	Royal Bank of Scotland Group plc, 0.110%, dated 11/30/15, due 12/01/15, repurchase price $2,860, collateralized by U.S. Treasury Securities, 2.000%, due 01/15/16, with a value of $2,922.	2,860
500,000	Royal Bank of Scotland Group plc, 0.110%, dated 11/30/15, due 12/01/15, repurchase price $500,002, collateralized by U.S. Treasury Securities, 0.074% - 3.375%, due 04/15/16 - 02/15/44, with a value of $510,005.	500,000
500,000	Societe Generale S.A., 0.080%, dated 11/30/15, due 12/01/15, repurchase price $500,001, collateralized by U.S. Treasury Securities, 0.000% - 2.625%, due 08/18/16 - 01/15/27, with a value of $510,000.	500,000
250,000	Societe Generale S.A., 0.100%, dated 11/30/15, due 12/04/15, repurchase price $250,003, collateralized by U.S. Treasury Securities, 0.000% - 8.000%, due 12/17/15 - 08/15/39, with a value of $255,000.	250,000
915,227	Treasury Joint Account I, J.P. Morgan Investment Management Inc., as agent, 0.115%, dated 11/30/15, due 12/01/15, repurchase price $915,230. [1]	915,227
333,054	Treasury Joint Account II, J.P. Morgan Investment Management Inc., as agent, 0.110%, dated 11/30/15, due 12/01/15, repurchase price $333,055. [2]	333,054

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — continued
150,000	Wells Fargo Securities, LLC, 0.150%, dated 11/30/15, due 01/11/16, repurchase price $150,026, collateralized by U.S. Treasury Securities, 0.125% - 2.250%, due 01/31/16 - 07/15/23, with a value of $153,057.	150,000

	Total Repurchase Agreements (Cost $7,961,039)	7,961,039

	Total Investments — 99.9% (Cost $16,426,220)*	16,426,220
	Other Assets in Excess of Liabilities — 0.1%	20,293

	NET ASSETS — 100.0%	$16,446,513

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Additional Investment Information:

[1]	Treasury Joint Trading Account I — At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 01, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$915,227	$915,230	$933,532

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.120%	$90,234
Citibank N.A.	0.110%	128,905
Credit Agricole Corporate and Investment Bank	0.110%	322,263
Societe Generale S.A.	0.120%	128,905
Wells Fargo Bank N.A.	0.120%	244,920

Total		$915,227

At November 30, 2015, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 8.750%	01/15/16 to 05/15/45

[2]	Treasury Joint Trading Account II—At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of December 01, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$333,054	$333,055	$339,715

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Treasury Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
BNP Paribas Securities Corp.	0.110%	$151,388
Merrill Lynch PFS, Inc.	0.110%	181,666

Total		$333,054

At November 30, 2015, the Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 8.875%	01/15/16 to 05/15/45

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)(continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$16,426,220	$—	$16,426,220

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 27, 2016